UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares AAA CLO Active ETF
iShares BBB-B CLO Active ETF
iShares Flexible Income Active ETF
iShares Floating Rate Loan Active ETF
iShares Intermediate Muni Income Active ETF
iShares Short Duration High Yield Muni Active ETF
iShares Short-Term California Muni Active ETF
iShares Total Return Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2026
Date of reporting period:
7/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares AAA CLO Active ETF
CLOA | NASDAQ
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares AAA CLO Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares AAA CLO Active ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 5.03%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02%, and the JP Morgan CLOIE AAA Index returned 5.03%.
What contributed to performance?
Firm demand for senior floating-rate CLO debt supported carry and price stability for portfolio holdings, while greater dispersion in the underlying loan market increased the value of manager and collateral selection. Selected software issuers and borrowers with nearer-term refinancing needs were pressured, favoring higher-quality collateral pools, stronger structural protections, and liquid senior tranches.
The Fund’s core allocation to AAA-rated CLO tranches was the principal positive contributor, while small exposures to AA and A-rated tranches added marginally, along with cash and derivatives positions. No rating category detracted from total return. Base-rate carry and spread income drove most of the return. In factor terms, quality and risk reduction were the most important performance drivers, with relative value also adding to performance through selection across managers, structure, and vintages.
What detracted from performance?
While there were no material detractors for the period, positioning with respect to portfolio duration (and corresponding interest rate sensitivity) had a marginally negative impact on performance, although this was more than offset by positioning along the yield curve. The rolldown effect as issues approach maturity and move toward par value also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 10, 2023 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.03%	6.80%
Bloomberg U.S. Universal Index	3.02	3.77
JP Morgan CLOIE AAA Index	5.03	6.67
Key Fund statistics
Net Assets	$2,213,607,281
Number of Portfolio Holdings	415
Net Investment Advisory Fees	$3,244,918
Portfolio Turnover Rate	101%
The inception date of the Fund was January 10, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	3.5%
10-15 Years	96.2%
Ten largest holdings
Security	Percent of Total Investments(a)
TPG CLO Ltd., Series 2025-2A, Class A1, 5.00%, 01/21/39	0.9%
AB BSL CLO 7 Ltd., Series 2025-7A, Class A1, 4.98%, 01/15/39	0.9%
Elmwood CLO 28 Ltd., Series 2024-4A, Class AR, 4.97%, 04/17/37	0.9%
KKR CLO 67 Ltd., Series 2026-67A, Class A, 5.00%, 07/15/39	0.9%
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, 4.95%, 04/15/38	0.9%
Ares Loan Funding I Ltd., Series 2021-ALFA, Class AR, 4.92%, 04/15/39	0.9%
Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1R, 4.96%, 04/16/39	0.9%
KKR CLO 43 Ltd., Series 2022-43A, Class A1R2, 4.85%, 04/15/38	0.9%
New Mountain CLO 7 Ltd., Series CLO-7A, Class A1, 4.93%, 03/31/38	0.9%
Carlyle U.S. CLO Ltd., Series 2022-3A, Class A1R2, 4.89%, 04/20/39	0.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares AAA CLO Active ETF
Annual Shareholder Report — July 31, 2026
CLOA-07/26-AR

iShares BBB-B CLO Active ETF
BCLO | NASDAQ
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares BBB-B CLO Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB-B CLO Active ETF	$46	0.45%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 6.01%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02%, and the J.P. Morgan CLO High Quality Mezzanine Index returned 6.33%.
What contributed to performance?
The largest contributor to return was the Fund’s allocation to BBB-rated tranches, which comprised the bulk of the portfolio. Modest exposure to BB-rated tranches also contributed meaningfully, while holdings of cash and derivatives along with a small position in A-rated tranches added slightly to return. Base-rate carry and spread income drove most of the return. In factor terms, value and relative value were the most important performance drivers. Quality and risk reduction were also helpful, as the portfolio maintained limited exposure below BB and emphasized managers and structures with stronger collateral, higher market-value overcollateralization, and better downside protection.
What detracted from performance?
Positioning with respect to portfolio duration (and corresponding interest rate sensitivity) had a marginally negative impact on performance, although this was more than offset by positioning along the yield curve. The rolldown effect as issues approach maturity and move toward par value also detracted slightly. Trading effects detracted modestly as well, while exposure to unrated issues had a minimal negative impact.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 29, 2025 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.01%	5.91%
Bloomberg U.S. Universal Index	3.02	4.25
J.P. Morgan CLO High Quality Mezzanine Index	6.33	6.42
Key Fund statistics
Net Assets	$84,187,746
Number of Portfolio Holdings	54
Net Investment Advisory Fees	$326,904
Portfolio Turnover Rate	23%
The inception date of the Fund was January 29, 2025.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	5.9%
10-15 Years	94.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Elmwood CLO 29 Ltd., Series 2024-5A, Class CR2, 5.48%, 04/20/37	6.0%
OHA Credit Partners XIV Ltd., Series 2017-14A, Class D1R, 6.58%, 07/21/37	4.8%
Palmer Square CLO Ltd., Series 2024-4A, Class D1, 6.40%, 01/15/38	4.0%
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class DR, 6.83%, 10/20/37	3.7%
Apidos CLO L, Series 2024-50A, Class D1, 6.53%, 01/20/38	3.5%
Birch Grove CLO 11 Ltd., Series 2024-11A, Class D1, 6.83%, 01/22/38	3.0%
GoldenTree Loan Management U.S. CLO 17 Ltd., Series 2023-17A, Class DR, 6.53%, 01/20/39	3.0%
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class D1, 6.48%, 10/21/38	3.0%
OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class D1, 6.43%, 07/18/38	3.0%
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class D1, 7.01%, 07/25/37	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares BBB-B CLO Active ETF
Annual Shareholder Report — July 31, 2026
BCLO-07/26-AR

iShares Flexible Income Active ETF
BINC | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Flexible Income Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Flexible Income Active ETF	$40	0.39%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 4.40%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02%.
What contributed to performance?
Holdings in securitized credit, including commercial mortgage-backed securities, collateralized loan obligations, asset-backed securities, and non-agency residential mortgage-backed securities were the primary contributors to performance. Positions in U.S. and European high yield bonds also contributed, as did dollar-denominated emerging market debt and agency mortgage-backed securities.
What detracted from performance?
Holdings in U.S. and European government debt hurt results, as yields rose during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2023 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.40%	6.94%
Bloomberg U.S. Universal Index	3.02	4.12
Key Fund statistics
Net Assets	$16,118,472,821
Number of Portfolio Holdings	4,653
Net Investment Advisory Fees	$58,829,103
Portfolio Turnover Rate	389%
The inception date of the Fund was May 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	34.9%
U.S. Government & Agency Obligations	23.1%
Collateralized Mortgage Obligations	18.5%
Asset-Backed Securities	13.6%
Foreign Government Obligations	13.1%
Investment Companies	2.3%
Floating Rate Loan Interests	1.9%
Convertible Bonds	0.2%
Fixed Rate Loan Interests	0.1%
Warrants	0.1%
Other^	(7.8)%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	11.5%
AA/Aa	25.5%
A	6.8%
BBB/Baa	11.4%
BB/Ba	17.0%
B	11.4%
CCC/Caa	1.1%
CC/Ca	0.0	%(b)
C	0.0	%(b)
D	0.1%
N/R	15.2%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
^	Ten largest investment types are presented. Additional investment types are found in Other.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Flexible Income Active ETF
Annual Shareholder Report — July 31, 2026
BINC-07/26-AR

iShares Floating Rate Loan Active ETF
BRLN | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Floating Rate Loan Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Loan Active ETF	$54	0.53%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 4.20%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02%, and the Morningstar LSTA Leveraged Loan Index returned 4.28%.
What contributed to performance?
The Fund’s core allocation to individual bank loans was the primary contributor to the Fund’s return. The overall bank loan market experienced positive performance over the period, returning 4.28%. Exposure to bank loans via indexed products also contributed positively to performance, along with holdings of both high yield and investment grade corporate bonds. In terms of credit categories, issues rated BB led positive contributions, followed by those rated B2 and B3. In sector terms, holdings within property & casualty insurance, diversified manufacturing, and media & entertainment proved most additive.
What detracted from performance?
Holdings of issues rated CCC or lower detracted as this segment of the loans market performed poorly over the period. In sector terms, exposure to both aerospace & defense and cable & satellite weighed on return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 4, 2022 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.20%	8.01%
Bloomberg U.S. Universal Index	3.02	4.25
Morningstar LSTA Leveraged Loan Index	4.28	8.42
Key Fund statistics
Net Assets	$53,664,739
Number of Portfolio Holdings	452
Net Investment Advisory Fees	$305,317
Portfolio Turnover Rate	40%
The inception date of the Fund was October 4, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	0.0	%(b)
BBB/Baa	10.2%
BB/Ba	31.9%
B	51.5%
CCC/Caa	2.5%
N/R	3.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	44.4%
5-10 Years	55.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Floating Rate Loan Active ETF
Annual Shareholder Report — July 31, 2026
BRLN-07/26-AR

iShares Intermediate Muni Income Active ETF
INMU | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Intermediate Muni Income Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Muni Income Active ETF	$30	0.29%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 5.19%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 5.27%, the Bloomberg Municipal 3-10 Year Index returned 2.49% and the Bloomberg Custom Blend Benchmark returned 3.86%.
What contributed to performance?
The Fund’s total return reflects contributions from both income and positive price performance.
The municipal curve flattened, with front-end yields higher and intermediate-to-long maturity yields lower over the year. As a result, curve positioning had the largest positive impact on the Fund’s absolute return. The Fund was overweight 10-20 year maturities, the steepest part of the municipal curve. Holdings in lower-rated bonds further contributed to results at a time of tightening credit spreads. At the sector level, healthcare, transportation, and pre-paid gas issues made the largest contributions to the Fund’s return.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few specific holdings detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 16, 2021 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.19%	1.37%	1.87%
Bloomberg Municipal Bond Index	5.27	0.51	0.86
Bloomberg Municipal 3-10 Year Index	2.49	0.82	0.99
Bloomberg Custom Blend Benchmark	3.86	1.03	1.28
Key Fund statistics
Net Assets	$538,950,846
Number of Portfolio Holdings	458
Net Investment Advisory Fees	$942,507
Portfolio Turnover Rate	47%
The inception date of the Fund was March 16, 2021.
The Bloomberg Custom Blend Benchmark is comprised of the Bloomberg 1-15 Year Municipal Bond Index (90%) and the Bloomberg Municipal High Yield 1-15 Year Index (10%).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	16.1%
AA/Aa	47.9%
A	26.1%
BBB/Baa	5.3%
BB/Ba	1.1%
B	0.1%
N/R	3.4%
Ten largest holdings
Security	Percent of Total Investments(a)
State of Connecticut Special Tax Revenue, RB, 5.00%, 07/01/39	1.1%
Commonwealth of Pennsylvania, GO, 5.00%, 04/01/42	1.0%
Port of Portland OR Airport Revenue, RB, 5.25%, 07/01/42	1.0%
State of Connecticut, GO, 5.00%, 08/15/38	0.9%
Black Belt Energy Gas District, RB, 5.00%, 03/01/55	0.9%
State of Washington, GO, 5.00%, 02/01/40	0.8%
California Community Choice Financing Authority, RB, 5.00%, 10/01/56	0.8%
Massachusetts Clean Water Trust (The), RB, 5.00%, 02/01/43	0.8%
Minnesota Housing Finance Agency, RB, 6.00%, 01/01/53	0.8%
California Statewide Communities Development Authority, RB, 5.00%, 10/01/28	0.8%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Muni Income Active ETF
Annual Shareholder Report — July 31, 2026
INMU-07/26-AR

iShares Short Duration High Yield Muni Active ETF
SHYM | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Short Duration High Yield Muni Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration High Yield Muni Active ETF	$35	0.34%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 4.85%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 5.27%, and the Bloomberg Custom Blend Muni Index returned 5.05%.
What contributed to performance?
At the sector level, industrial development revenue, corporate municipal, education, and healthcare issues were the leading contributors to absolute performance. Holdings in high yield and not-rated securities made the largest contribution from a credit perspective, followed by those rated BBB and A.
The Fund further benefited from its holdings in higher income-producing bonds, led by those with coupons of 5% and above.
In terms of yield curve positioning, holdings in the 5- to 10-year maturity range made the largest contribution, followed by the 15- to 20-year and 10- to 15-year segments.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, there were only a limited number of detractors. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The Fund had a higher-than-normal cash balance on July 31 due to a sizable inflow that occurred late in the period. The elevated cash position did not reflect a defensive posture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 16, 2021 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	4.85%	0.45%	1.82%
Bloomberg Municipal Bond Index	5.27	0.51	0.86
Bloomberg Custom Blend Muni Index	5.05	N/A	N/A
Key Fund statistics
Net Assets	$802,733,023
Number of Portfolio Holdings	503
Net Investment Advisory Fees	$1,711,747
Portfolio Turnover Rate	31%
The inception date of the Fund was March 16, 2021.
The Fund's returns shown prior to July 1, 2025 are the returns of the Fund when it followed different investment strategies under the name iShares High Yield Muni Income Active ETF.
The Bloomberg Custom Blend Muni Index is comprised of the Bloomberg Municipal High Yield (0-18 years) Index (60%), the Bloomberg Muni BBB (0-18 years) Index (20%) and IG ex BBB (0-18 years) Index (20%). The Bloomberg Custom Blend Muni Index commenced on May 1, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	0.0	%(b)
AA/Aa	9.6%
A	14.0%
BBB/Baa	9.9%
BB/Ba	14.3%
B	4.8%
CCC/Caa	0.1%
N/R	47.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth of Puerto Rico Notes, 0.00%, 11/01/51	2.0%
Black Belt Energy Gas District, RB, 5.00%, 12/01/31	1.6%
City of Atlanta GA Water & Wastewater Revenue, RB, 5.00%, 11/01/32	1.5%
Black Belt Energy Gas District, RB, 5.00%, 12/01/34	1.4%
City & County of Denver Colorado, RB, AMT, 5.00%, 10/01/32	1.3%
Metropolitan Pier & Exposition Authority, RB, 4.00%, 12/15/42	1.3%
New York Transportation Development Corp., RB, AMT, 5.25%, 08/01/31	1.3%
Black Belt Energy Gas District, RB, 5.00%, 07/01/33	1.1%
Kentucky Public Energy Authority, RB, 5.00%, 12/01/33	1.1%
Philadelphia Authority for Industrial Development, RB, 5.50%, 12/01/58	1.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short Duration High Yield Muni Active ETF
Annual Shareholder Report — July 31, 2026
SHYM-07/26-AR

iShares Short-Term California Muni Active ETF
CALI | NASDAQ
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Short-Term California Muni Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term California Muni Active ETF	$20	0.20%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 2.32%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 5.27%, and the Bloomberg California Municipal 0-2 Year Index returned 2.31%.
What contributed to performance?
With respect to credit tiers, A rated issues made the largest contribution to performance, followed by those rated AA. At the sector level, corporate-backed and transportation issues were the top contributors. In terms of security types, holdings in municipal variable rate demand notes, commercial paper, and municipal notes made the largest contributions, respectively.
What detracted from performance?
At a time of positive returns for the California municipal market, there were no meaningful detractors from absolute returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2023 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	2.32%	2.98%
Bloomberg Municipal Bond Index	5.27	3.16
Bloomberg California Municipal 0-2 Year Index	2.31	2.95
Key Fund statistics
Net Assets	$447,817,300
Number of Portfolio Holdings	232
Net Investment Advisory Fees	$509,748
Portfolio Turnover Rate	52%
The inception date of the Fund was July 11, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	6.1%
AA/Aa	67.9%
A	25.4%
BBB/Baa	0.2%
N/R	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
City of Modesto Water Revenue, COP, VRDN, 1.70%, 08/07/26	2.6%
Municipal Water District of Orange County Water Facilities Corp., COP, VRDN, 1.77%, 08/07/26	2.5%
State of California, GO, 1.50%, 08/07/26	2.2%
California Housing Finance Agency, RB, 1.50%, 08/07/26	1.8%
University of California, RB, VRDN, 2.70%, 08/03/26	1.7%
California Health Facilities Financing Authority, RB, 2.85%, 08/03/26	1.6%
Bay Area Toll Authority, RB, 2.70%, 08/03/26	1.6%
Northern California Energy Authority, RB, 5.00%, 05/01/30	1.6%
California Community Choice Financing Authority, RB, 5.00%, 11/01/30	1.5%
San Diego Public Facilities Financing Authority, RB, VRDN, 2.85%, 08/03/26	1.5%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term California Muni Active ETF
Annual Shareholder Report — July 31, 2026
CALI-07/26-AR

iShares Total Return Active ETF
BRTR | NASDAQ
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Total Return Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total Return Active ETF	$38	0.37%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 3.20%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 2.71%.
What contributed to performance?
The Fund’s holdings in agency mortgage backed-securities, structured products, U.S. investment-grade corporates, and emerging market debt were the top contributors to absolute performance.
What detracted from performance?
The Fund’s duration positioning, primarily in the United States, was the largest detractor given that U.S. rates rose during the period. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 12, 2023 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	3.20%	4.42%
Bloomberg U.S. Aggregate Bond Index	2.71	3.93
Key Fund statistics
Net Assets	$739,948,893
Number of Portfolio Holdings	2,939
Net Investment Advisory Fees	$1,776,493
Portfolio Turnover Rate	864%
The inception date of the Fund was December 12, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	19.6%
AA/Aa	50.4%
A	4.8%
BBB/Baa	10.1%
BB/Ba	3.1%
B	1.3%
CCC/Caa	0.4%
CC/Ca	0.0	%(b)
C	0.1%
D	0.0	%(b)
N/R	10.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	1.4%
1-5 Years	15.1%
5-10 Years	30.1%
10-15 Years	8.7%
15-20 Years	8.6%
More than 20 Years	36.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total Return Active ETF
Annual Shareholder Report — July 31, 2026
BRTR-07/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares AAA CLO Active ETF	$13,989	$13,989	$0	$0	$10,185	$10,185	$0	$0
iShares BBB-B CLO Active ETF	$13,989	$12,625	$0	$0	$10,185	$8,148	$0	$0
iShares Flexible Income Active ETF	$18,584	$18,584	$0	$0	$10,185	$10,185	$0	$0
iShares Floating Rate Loan Active ETF	$18,584	$18,584	$0	$0	$10,185	$10,185	$0	$0
iShares Intermediate Muni Income Active ETF	$13,989	$13,989	$0	$0	$10,185	$10,185	$0	$0
iShares Short Duration High Yield Muni Active ETF	$13,989	$13,989	$0	$0	$10,185	$10,185	$0	$0
iShares Short-Term California Muni Active ETF	$13,989	$13,989	$0	$0	$10,185	$10,185	$0	$0
iShares Total Return Active ETF	$16,009	$16,009	$0	$0	$10,185	$10,185	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares AAA CLO Active ETF	$10,185	$10,185
iShares BBB-B CLO Active ETF	$10,185	$8,148
iShares Flexible Income Active ETF	$10,185	$10,185
iShares Floating Rate Loan Active ETF	$10,185	$10,185
iShares Intermediate Muni Income Active ETF	$10,185	$10,185
iShares Short Duration High Yield Muni Active ETF	$10,185	$10,185
iShares Short-Term California Muni Active ETF	$10,185	$10,185
iShares Total Return Active ETF	$10,185	$10,185

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2026

2026 Annual Financial Statements and Additional Information

BlackRock ETF Trust II
• iShares AAA CLO Active ETF | CLOA | NASDAQ
• iShares BBB-B CLO Active ETF | BCLO | NASDAQ
• iShares Flexible Income Active ETF | BINC | NYSE Arca
• iShares Floating Rate Loan Active ETF | BRLN | Cboe BZX Exchange
• iShares Intermediate Muni Income Active ETF | INMU | NYSE Arca
• iShares Short-Term California Muni Active ETF | CALI | NASDAQ
• iShares Short Duration High Yield Muni Active ETF | SHYM | Cboe BZX Exchange
• iShares Total Return Active ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 2 Ltd. Series 2023-2A, Class A1R, 4.95%, 04/15/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	$20,000	$19,990,674
37 Capital CLO 3 Ltd. Series 2023-1A, Class A1R, 5.25%, 07/15/38, (3-mo. CME Term SOFR + 1.50%)(a)(b)	1,000	1,003,144
720 East CLO Ltd.
Series 2022-1A, Class A1R, 5.06%, 01/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	5,000	5,007,141
Series 2023-IA, Class A1R, 5.12%, 04/15/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	10,085	10,101,641
720 East CLO VIII Ltd. Series 2025-8A, Class A1, 5.04%, 07/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	3,565	3,573,227
AB BSL CLO 3 Ltd. Series 2021-3A, Class A1R, 4.98%, 04/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	5,000	5,002,922
AB BSL CLO 7 Ltd. Series 2025-7A, Class A1, 4.98%, 01/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	20,000	20,008,160
Abry Liquid Credit CLO Ltd.
Series 2025-2A, Class A1, 5.06%, 01/15/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	17,000	17,031,331
Series 2026-3A, Class A1, 4.96%, 04/20/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	2,000	2,002,290
AGL CLO 10 Ltd. Series 2021-10A, Class A1R2, 4.92%, 04/15/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	10,000	9,994,785
AGL CLO 15 Ltd. Series 2021-15A, Class A1R, 4.93%, 01/20/39, (3-mo. CME Term SOFR + 1.20%)(a)(b)	4,000	4,000,065
AGL CLO 22 Ltd. Series 2022-22A, Class A1R, 4.92%, 01/20/37, (3-mo. CME Term SOFR + 1.19%)(a)(b)	5,000	5,002,279
AGL CLO 34 Ltd. Series 2024-34A, Class A1, 5.07%, 01/22/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	2,100	2,103,641
AGL CLO 37 Ltd. Series 2024-37A, Class A1, 4.97%, 04/22/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	2,298	2,299,885
AGL CLO 40 Ltd. Series 2025-40A, Class A1, 4.97%, 07/22/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	250	250,105
AGL CLO 42 Ltd. Series 2025-42A, Class A1, 5.03%, 07/22/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	7,775	7,793,355
AGL CLO 7 Ltd. Series 2020-7A, Class AR2, 5.00%, 10/15/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	2,560	2,563,297
AGL CLO Ltd. Series 2023-27A, Class AR, 4.94%, 01/21/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	10,000	10,005,095
AGL Core CLO 31 Ltd. Series 2024-31A, Class A, 5.13%, 07/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,550	2,552,724
AGL Core CLO 8 Ltd. Series 2020-8A, Class A1R2, 5.06%, 01/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	2,920	2,924,864
Security	Par (000)	Value
AIMCO CLO Series 2018-AA, Class AR, 5.06%, 10/17/37, (3-mo. CME Term SOFR + 1.31%)(a)(b)	$5,000	$5,011,654
Aimco CLO 11 Ltd. Series 2020-11A, Class CR2, 5.65%, 07/17/37, (3-mo. CME Term SOFR + 1.90%)(a)(b)	1,025	1,025,486
AIMCO CLO 11 Ltd. Series 2020-11A, Class A1R2, 5.09%, 07/17/37, (3-mo. CME Term SOFR + 1.34%)(a)(b)	4,800	4,807,186
AIMCO CLO 23 Ltd. Series 2025-23A, Class A, 4.86%, 04/20/38, (3-mo. CME Term SOFR + 1.13%)(a)(b)	5,000	4,990,540
Allegro CLO XIII Ltd. Series 2021-1A, Class A1R, 5.07%, 07/20/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	7,513	7,526,432
Allegro CLO XIV Ltd. Series 2021-2A, Class A1R, 5.09%, 10/15/37, (3-mo. CME Term SOFR + 1.34%)(a)(b)	2,500	2,504,125
Allegro CLO XV Ltd. Series 2022-1A, Class A1R, 4.91%, 04/20/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	1,568	1,565,846
AMMC CLO 23 Ltd. Series 2020-23A, Class AR3, 5.14%, 07/17/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	4,200	4,208,581
AMMC CLO 25 Ltd. Series 2022-25A, Class A1R2, 5.05%, 10/15/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	10,250	10,270,903
AMMC CLO 27 Ltd. Series 2022-27A, Class A1R, 4.81%, 01/20/37, (3-mo. CME Term SOFR + 1.08%)(a)(b)	6,850	6,848,120
AMMC CLO 31 Ltd. Series 2025-31A, Class A1, 5.04%, 02/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	3,000	3,006,169
AMMC CLO 32 Ltd. Series 2025-32A, Class A1, 5.11%, 10/17/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	3,000	3,006,400
AMMC CLO 33 Ltd. Series 2025-33A, Class A, 5.00%, 01/20/39, (3-mo. CME Term SOFR + 1.27%)(a)(b)	10,000	10,012,530
Anchorage Capital CLO 13 LLC Series 2019-13A, Class BRR, 5.47%, 04/15/38, (3-mo. CME Term SOFR + 1.72%)(a)(b)	1,000	1,001,890
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2, 5.14%, 07/20/38, (3-mo. CME Term SOFR + 1.41%)(a)(b)	5,000	5,011,915
Anchorage Capital CLO 16 Ltd. Series 2020-16A, Class A1R2, 4.98%, 01/19/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	16,100	16,117,581
Anchorage Capital CLO 17 Ltd. Series 2021-17A, Class A1R, 4.98%, 02/15/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	2,000	2,000,752
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1R, 4.94%, 07/15/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	5,000	5,000,966
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A1R, 5.10%, 10/15/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,000	3,004,989
Anchorage Capital CLO 20 Ltd. Series 2021-20A, Class A1R, 4.83%, 01/20/35, (3-mo. CME Term SOFR + 1.10%)(a)(b)	1,000	1,000,225
Anchorage Capital CLO 24 Ltd. Series 2022-24A, Class A1R, 5.18%, 07/15/37, (3-mo. CME Term SOFR + 1.43%)(a)(b)	3,000	3,004,939
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Anchorage Capital CLO 28 LLC Series 2024-28A, Class BR, 5.23%, 04/20/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	$1,356	$1,355,430
Anchorage Capital CLO 30 Ltd. Series 2024-30A, Class B, 5.48%, 01/20/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	2,000	2,003,180
Anchorage Capital CLO 31 Ltd. Series 2025-31A, Class A1, 5.03%, 10/20/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	3,000	3,005,100
Anchorage Capital CLO 6 Ltd. Series 2015-6A, Class AR4, 5.10%, 07/22/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	2,000	2,003,344
Anchorage Capital CLO Ltd. Series 2026-22A, Class AR4, 4.96%, 01/20/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	8,500	8,503,723
Apidos CLO LIII Series 2025-53A, Class A1, 5.05%, 07/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	5,000	5,011,420
Apidos CLO LIV Series 2025-54A, Class A1, 5.03%, 10/20/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	3,000	3,007,200
Apidos CLO XLVIII Ltd. Series 2024-48A, Class A1, 5.25%, 07/25/37, (3-mo. CME Term SOFR + 1.44%)(a)(b)	5,445	5,445,000
Apidos CLO XVIII-R Series 2018-18A, Class A1R2, 5.06%, 01/22/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	4,570	4,577,570
Apidos CLO XXXVII Series 2021-37A, Class A, 5.12%, 10/22/34, (3-mo. CME Term SOFR + 1.39%)(a)(b)	5,250	5,250,899
Aquarian CLO 1 Ltd. Series 1A, Class A1, 5.15%, 07/20/39, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,000	4,990,039
Ares LIII CLO Ltd. Series 2019-53A, Class A1R2, 4.87%, 10/24/36, (3-mo. CME Term SOFR + 1.09%)(a)(b)	7,000	7,002,009
Ares Loan Funding I Ltd. Series 2021-ALFA, Class AR, 4.92%, 04/15/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	20,000	19,990,348
Ares Loan Funding IX Ltd. Series 2025-ALF9A, Class A1, 4.93%, 03/31/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	8,950	8,939,869
Ares Loan Funding VI Ltd. Series 2024-ALF6A, Class A1R, 5.00%, 07/15/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	5,000	5,002,500
Ares Loan Funding VIII Ltd. Series 2024-ALF8, Class A1, 5.03%, 01/24/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	3,600	3,604,644
Ares LXIII CLO Ltd. Series 2022-63A, Class A1R, 5.06%, 10/15/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	3,850	3,860,582
Ares LXIX CLO Ltd. Series 2024-69A, Class A1R, 5.00%, 04/15/36, (3-mo. CME Term SOFR + 1.25%)(a)(b)	10,000	10,005,363
Ares LXX CLO Ltd. Series 2023-70A, Class A1R, 5.06%, 01/25/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	3,000	3,002,035
ARES XLIII CLO Ltd. Series 2017-43A, Class A1R2, 5.10%, 01/15/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	1,400	1,402,518
Ares XXXIV CLO Ltd. Series 2015-2A, Class A1R4, 5.04%, 07/17/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,000	3,006,815
Arini U.S. CLO IV Ltd. Series 4A, Class A, 5.01%, 01/15/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	3,000	3,001,858
Security	Par (000)	Value
Arini U.S. CLO V Ltd. Series 5A, Class A, 4.90%, 04/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	$1,000	$1,001,121
Atlantic Avenue Ltd. Series 2025-4A, Class A, 5.13%, 10/15/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	5,100	5,110,730
Bain Capital Credit Clo Ltd. Series 2024-5A, Class A1, 5.09%, 10/21/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	10,000	10,015,361
Bain Capital Credit CLO Ltd.
Series 2017-2A, Class A1R3, 5.21%, 07/25/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	4,355	4,361,458
Series 2020-3A, Class A1R3, 4.74%, 10/23/34, (3-mo. CME Term SOFR + 0.99%)(a)(b)	2,950	2,949,870
Series 2023-4A, Class A1R, 4.96%, 01/21/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	5,000	5,001,995
Series 2024-1A, Class A1R, 4.96%, 04/16/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	20,000	19,983,980
Series 2024-6A, Class A1, 5.06%, 01/21/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,000	1,001,435
Ballyrock CLO 25 Ltd. Series 2023-25A, Class A1AR, 4.99%, 01/25/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	2,250	2,248,626
Ballyrock CLO 26 Ltd. Series 2024-26A, Class A1A, 5.32%, 07/25/37, (3-mo. CME Term SOFR + 1.51%)(a)(b)	1,000	1,002,574
Ballyrock CLO Ltd. Series 2019-2A, Class A1R3, 5.05%, 10/25/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	4,184	4,188,872
Ballyrock Ltd.
Series 2024-1AR, Class A1AR, 1.00%, 07/25/39	5,000	5,000,000
Series 2024-1AR, Class A2R, 1.00%, 07/25/39	2,500	2,500,000
Barrow Hanley CLO III Ltd. Series 2024-3A, Class AR, 5.00%, 04/20/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	4,250	4,252,125
Battalion CLO XIX Ltd. Series 2021-19A, Class AR, 4.79%, 04/15/34, (3-mo. CME Term SOFR + 1.04%)(a)(b)	9,717	9,716,078
Battery Park CLO Ltd. Series 2019-1A, Class AR, 5.15%, 07/15/36, (3-mo. CME Term SOFR + 1.40%)(a)(b)	10,000	10,002,594
BBAM U.S. CLO I Ltd.
Series 2022-1A, Class AR, 4.95%, 03/30/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	3,000	2,998,660
Series 2022-1A, Class CR, 5.75%, 03/30/38, (3-mo. CME Term SOFR + 2.00%)(a)(b)	1,000	1,003,436
Bbam U.S. CLO V Ltd. Series 2025-5A, Class A1, 5.17%, 07/25/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	5,000	5,008,654
Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class AR5, 4.98%, 10/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	11,500	11,514,950
Benefit Street Partners CLO Ltd. Series 2015-6BR, Class A1R, 4.91%, 04/20/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	11,000	10,984,548

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1RR, 4.94%, 07/20/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	$6,500	$6,496,951
Benefit Street Partners CLO XXVI Ltd. Series 2022-26A, Class AR, 5.11%, 07/20/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	1,000	1,001,063
Benefit Street Partners CLO XXVII Ltd. Series 2022-27A, Class AR, 5.10%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	2,500	2,503,748
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A, Class A, 5.16%, 01/25/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	6,719	6,730,361
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A, 5.12%, 01/25/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	8,100	8,117,509
Birch Grove CLO 11 Ltd. Series 2024-11A, Class B, 5.48%, 01/22/38, (3-mo. CME Term SOFR + 1.75%)(a)(b)	1,000	1,001,760
Birch Grove CLO 15 Ltd. Series 2025-15A, Class A1, 5.00%, 01/23/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	14,000	14,018,665
Birch Grove CLO 2 Ltd. Series 2021-2A, Class A1R, 5.13%, 10/19/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	3,000	3,005,305
Birch Grove CLO 3 Ltd. Series 2021-3A, Class A1R, 4.99%, 01/19/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	7,939	7,947,484
Birch Grove CLO 4 Ltd. Series 2022-4A, Class A1R2, 5.23%, 07/15/37, (3-mo. CME Term SOFR + 1.23%)(a)(b)	5,000	5,000,000
Birch Grove CLO 5 Ltd. Series 2023-5A, Class A1R, 5.14%, 10/20/37, (3-mo. CME Term SOFR + 1.41%)(a)(b)	10,500	10,515,729
Birch Grove CLO 8 Ltd. Series 2024-8A, Class A1R, 5.02%, 04/20/39, (3-mo. CME Term SOFR + 1.29%)(a)(b)	10,000	10,007,877
Birch Grove CLO 9 Ltd. Series 2024-9A, Class A1, 5.13%, 10/22/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	3,620	3,620,000
Blueberry Park CLO Ltd. Series 2024-1A, Class A, 5.08%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	2,000	2,002,411
BlueMountain CLO XXXV Ltd. Series 2022-35A, Class A1R, 5.15%, 10/22/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	13,550	13,577,080
Bowling Green Park CLO LLC Series 2019-1A, Class ARR, 4.73%, 04/18/35, (3-mo. CME Term SOFR + 1.00%)(a)(b)	1,000	999,815
Brant Point CLO Ltd.
Series 2024-4A, Class B, 5.68%, 07/20/37, (3-mo. CME Term SOFR + 1.95%)(a)(b)	1,700	1,701,921
Series 2025-7A, Class A1, 5.19%, 07/25/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	6,800	6,813,114
Series 2025-9A, Class A1, 4.99%, 01/20/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	14,000	14,017,290
Bridge Street CLO II Ltd. Series 2021-1A, Class A1R, 4.99%, 01/20/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	13,000	13,007,670
Security	Par (000)	Value
Bridge Street CLO III Ltd. Series 2022-1A, Class A1R, 5.15%, 10/20/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	$2,500	$2,505,325
Bridge Street CLO IV Ltd. Series 2024-1A, Class A1R, 4.93%, 04/20/39, (3-mo. CME Term SOFR + 1.29%)(a)(b)	11,000	11,011,319
Bridge Street CLO V Ltd. Series 2025-1A, Class A1, 4.95%, 04/20/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	6,000	6,001,740
Bridge Street CLO VI Ltd. Series 2025-2A, Class A1, 5.03%, 01/15/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	3,500	3,505,407
Bryant Park CLO Ltd. Series 2025-27A, Class A1, 5.06%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	8,000	8,013,096
Bryant Park Funding Ltd.
Series 2023-21A, Class AR, 5.00%, 10/18/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	3,000	3,004,587
Series 2024-23A, Class A1R, 4.93%, 05/15/37, (3-mo. CME Term SOFR + 1.28%)(a)(b)	6,750	6,756,262
Series 2024-24A, Class A1, 5.15%, 10/15/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,350	1,351,686
Series 2024-25A, Class A1, 5.07%, 01/18/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	4,800	4,806,693
BRYANT PARK FUNDING Ltd. BRYPK 2025 26A A 144A Series 2025-26A, Class A, 4.93%, 04/20/38(a)(b)	7,500	7,495,410
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A, Class A1R3, 4.82%, 04/20/34, (3-mo. CME Term SOFR + 1.09%)(a)(b)	4,695	4,698,253
Carlyle U.S. CLO Ltd.
Series 2022-3A, Class A1R2, 4.89%, 04/20/39, (3-mo. CME Term SOFR + 1.16%)(a)(b)	18,375	18,364,563
Series 2022-6A, Class A1R2, 5.04%, 10/25/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	6,250	6,251,875
Series 2023-3A, Class A1R, 4.98%, 10/15/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	1,000	1,000,280
CARLYLE U.S. CLO Ltd.
Series 2019-4A, Class A1R2, 4.97%, 06/22/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	5,000	4,998,681
Series 2021-1A, Class A1AR, 5.12%, 01/15/40, (3-mo. CME Term SOFR + 1.37%)(a)(b)	10,000	10,019,322
Series 2021-6A, Class A1R, 5.04%, 01/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	2,000	2,004,426
Series 2021-8A, Class A1R, 5.02%, 10/15/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	7,180	7,190,677
CarVal CLO I Ltd. Series 2018-1A, Class AR, 5.02%, 07/16/31, (3-mo. CME Term SOFR + 1.23%)(a)(b)	147	147,337
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
CarVal CLO II Ltd. Series 2019-1A, Class AR2, 4.75%, 04/20/32, (3-mo. CME Term SOFR + 1.02%)(a)(b)	$841	$841,435
CarVal CLO IV Ltd. Series 2021-1A, Class A1R, 5.03%, 03/31/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,700	5,708,736
CarVal CLO IX-C Ltd.
Series 2024-1A, Class AR, 5.05%, 04/20/37, (3-mo. CME Term SOFR + 1.32%)(a)(b)	3,750	3,754,082
Series 2024-1A, Class BR, 5.33%, 04/20/37, (3-mo. CME Term SOFR + 1.60%)(a)(b)	1,000	1,001,320
CarVal CLO VII-C Ltd. Series 2023-1A, Class A1R, 5.17%, 07/20/37, (3-mo. CME Term SOFR + 1.44%)(a)(b)	1,520	1,521,637
Carval CLO VIII-C Ltd. Series 2022-2A, Class A1R, 5.15%, 10/22/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	5,000	5,010,000
Carval CLO X-C Ltd. Series 2024-2A, Class A, 5.19%, 07/20/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	6,750	6,757,271
CarVal CLO XI C Ltd. Series 2024-3A, Class A1, 5.12%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	7,830	7,844,094
CBAMR Ltd.
Series 2019-9A, Class AR, 5.38%, 07/15/37, (3-mo. CME Term SOFR + 1.63%)(a)(b)	1,700	1,703,289
Series 2021-14A, Class A1R, 5.01%, 10/20/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	10,550	10,564,084
Cedar Funding V CLO Ltd. Series 2016-5A, Class AR2, 5.01%, 01/17/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	14,000	14,017,192
Cedar Funding VIII CLO Ltd. Series 2017-8A, Class ARR, 4.97%, 01/17/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	4,300	4,298,050
Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR, 5.01%, 01/25/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	1,015	1,014,393
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class AR, 5.13%, 10/15/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	2,000	2,003,774
CIFC Funding Ltd.
Series 2014-2RA, Class AR, 5.14%, 10/24/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	1,400	1,402,178
Series 2018-2A, Class A1R, 5.10%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	2,000	2,003,400
Series 2018-4A, Class AR, 4.97%, 01/17/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	5,000	5,001,410
Series 2019-1A, Class A1R2, 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	2,500	2,502,496
Series 2019-5A, Class A1R2, 5.02%, 10/15/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	4,947	4,954,383
Security	Par (000)	Value
Series 2019-7A, Class A1R, 5.01%, 10/19/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	$8,645	$8,664,073
Series 2019-7A, Class CR, 5.58%, 10/19/38, (3-mo. CME Term SOFR + 1.85%)(a)(b)	2,500	2,504,495
Series 2020-3A, Class A1R2, 4.94%, 10/20/38, (3-mo. CME Term SOFR + 1.21%)(a)(b)	6,610	6,613,305
Series 2021-3A, Class A1R, 4.98%, 10/15/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	3,000	3,000,880
Series 2021-4A, Class AR, 5.11%, 07/23/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	3,000	3,002,737
Series 2021-5A, Class A1R, 5.01%, 01/15/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	1,000	1,001,330
Series 2021-6A, Class A1R, 4.88%, 07/15/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	10,000	9,999,999
Series 2023-1A, Class A1R, 4.99%, 10/15/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	7,000	7,003,248
Series 2024-1A, Class AR, 4.93%, 04/18/37, (3-mo. CME Term SOFR + 1.20%)(a)(b)	5,000	4,999,070
Series 2024-2AR, Class A1R, 1.00%, 04/22/37	5,000	5,000,000
Series 2024-3AR, Class A1R, 5.04%, 07/21/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	10,000	10,000,000
Series 2025-1A, Class A, 4.90%, 04/23/38, (3-mo. CME Term SOFR + 1.15%)(a)(b)	1,500	1,497,596
Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class B, 5.50%, 01/15/38, (3-mo. CME Term SOFR + 1.75%)(a)(b)	4,000	4,009,600
Crown City CLO I Series 2020-1A, Class A1RR, 5.10%, 07/20/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,000	5,009,217
Crown Point CLO 9 Ltd. Series 2020-9A, Class A1RR, 5.02%, 07/14/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	2,000	2,001,387
CTM CLO Ltd. Series 2025-1A, Class A1, 5.25%, 07/15/38, (3-mo. CME Term SOFR + 1.50%)(a)(b)	3,350	3,360,531
Dewolf Park CLO Ltd. Series 2017-1A, Class AR2, 4.94%, 01/22/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	10,000	10,001,105
Diameter Capital CLO Series 2024-7A, Class A1R, 3.74%, 07/20/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	4,000	3,999,452
Diameter Capital CLO 1 Ltd. Series 2021-1A, Class A1R, 5.14%, 10/15/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	4,200	4,207,878
Diameter Capital CLO 10 Ltd. Series 2025-10A, Class A, 5.04%, 04/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	3,750	3,758,426
Diameter Capital CLO 12 Ltd. Series 2025-12A, Class A, 4.97%, 10/20/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	10,500	10,511,818

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diameter Capital CLO 13 Ltd. Series 2025-13A, Class A1, 4.96%, 01/20/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	$1,000	$1,000,466
Diameter Capital CLO 2 Ltd. Series 2021-2A, Class A1R, 5.14%, 10/15/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	7,300	7,313,647
Diameter Capital CLO 3 Ltd. Series 2022-3A, Class A1R, 5.08%, 01/15/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	6,831	6,840,416
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class ARR, 4.98%, 01/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	7,505	7,508,625
Diameter Capital CLO 5 Ltd. Series 2023-5A, Class A1R, 4.99%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	5,250	5,255,723
Diameter Capital CLO 6 Ltd. Series 2024-6A, Class A1R, 5.03%, 04/15/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	6,000	6,011,994
Diameter Capital CLO 8 Ltd. Series 2024-8A, Class A1A, 5.13%, 10/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,000	2,003,708
Diameter Capital CLO 9 Ltd. Series 2025-9A, Class A, 4.90%, 04/20/38, (3-mo. CME Term SOFR + 1.17%)(a)(b)	15,000	14,977,485
Dryden 106 CLO Ltd. Series 2022-106A, Class A1R, 5.11%, 10/15/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	7,000	7,006,990
Dryden 119 CLO Ltd. Series 2024-119A, Class A1R, 4.97%, 07/15/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	10,000	10,001,830
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 5.41%, 01/15/31, (3-mo. CME Term SOFR + 1.66%)(a)(b)	1,373	1,374,703
Dryden 76 CLO Ltd. Series 2019-76A, Class A1R2, 5.12%, 10/15/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,000	5,008,575
Eldridge CLO Ltd.
Series 2025-1A, Class A1, 5.06%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	10,000	10,014,990
Series 2026-4A, Class A1, 1.00%, 07/23/39, (3-mo. CME Term SOFR + 1.27%)(a)(b)	5,000	5,000,000
Elevation CLO Ltd.
Series 2013-1A, Class A1R3, 5.07%, 07/25/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	3,000	3,006,466
Series 2026-19A, Class A1, 5.03%, 03/31/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	3,000	3,004,263
Elmwood CLO 20 Ltd. Series 2022-7A, Class AR2, 4.93%, 01/20/39, (3-mo. CME Term SOFR + 1.20%)(a)(b)	16,000	16,000,000
Elmwood CLO 28 Ltd. Series 2024-4A, Class AR, 4.97%, 04/17/37, (3-mo. CME Term SOFR + 1.22%)(a)(b)	20,000	19,999,400
Elmwood CLO 31 Ltd. Series 2024-7A, Class A1, 5.10%, 07/17/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	4,000	4,000,000
Elmwood CLO 33 Ltd. Series 2024-9RA, Class AR, 5.11%, 10/21/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	2,500	2,504,413
Security	Par (000)	Value
Elmwood CLO 39 Ltd. Series 2025-2A, Class A1, 4.89%, 04/17/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	$2,000	$1,996,503
Elmwood CLO 40 Ltd. Series 2025-3A, Class A, 4.99%, 03/22/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	13,700	13,709,635
Elmwood CLO I Ltd. Series 2019-1A, Class A1R3, 4.85%, 04/20/37, (3-mo. CME Term SOFR + 1.12%)(a)(b)	6,500	6,490,758
Elmwood CLO II Ltd. Series 2019-2A, Class A1RR, 5.08%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	2,500	2,503,018
Elmwood CLO XII Ltd. Series 2021-5A, Class AR, 5.11%, 10/15/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	1,010	1,010,000
Empower CLO Ltd.
Series 2024-1A, Class A1R, 5.09%, 04/25/37, (3-mo. CME Term SOFR + 1.28%)(a)(b)	10,000	10,010,000
Series 2025-1A, Class A, 5.04%, 07/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	5,860	5,873,512
Flatiron CLO 20 Ltd. Series 2020-1A, Class A1R2, 4.88%, 11/20/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	1,000	1,000,484
Flatiron CLO 25 Ltd. Series 2024-2A, Class A, 5.10%, 10/17/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,650	3,654,362
Galaxy 35 CLO Ltd. Series 2025-35A, Class A, 4.91%, 04/20/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	1,050	1,049,124
GoldenTree Loan Management U.S. CLO 22 Ltd. Series 2024-22A, Class A, 5.06%, 10/20/37, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,000	1,001,408
GoldenTree Loan Management U.S. CLO 9 Ltd. Series 2021-9A, Class AR2, 4.96%, 04/20/37, (3-mo. CME Term SOFR + 1.23%)(a)(b)	5,000	5,001,100
Golub Capital Partners 48 LP Series 2020-48A, Class A1R, 5.06%, 04/17/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	1,000	1,002,234
Golub Capital Partners CLO 43B Ltd. Series 2019-43A, Class A1R, 5.02%, 10/20/37, (3-mo. CME Term SOFR + 1.34%)(a)(b)	5,000	5,007,467
Golub Capital Partners CLO 55B Ltd. Series 2021-55A, Class C1R, 5.63%, 10/20/38, (3-mo. CME Term SOFR + 1.90%)(a)(b)	1,500	1,498,483
Golub Capital Partners CLO 58B-R Ltd. Series 2021-58A, Class A1R, 5.09%, 10/25/37, (3-mo. CME Term SOFR + 1.28%)(a)(b)	6,150	6,162,703
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class A1, 5.18%, 10/25/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	3,250	3,255,382
Golub Capital Partners CLO 79B Ltd.
Series 2025-79A, Class A, 4.90%, 04/20/38, (3-mo. CME Term SOFR + 1.17%)(a)(b)	12,000	11,982,072
Series 2025-79A, Class B, 5.23%, 04/20/38, (3-mo. CME Term SOFR + 1.50%)(a)(b)	1,727	1,728,482
Green Lakes Park CLO LLC Series 2025-1A, Class ARR, 4.99%, 01/25/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	7,000	6,991,530
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
GT Loan Financing I Ltd. Series 2013-1A, Class AR2, 5.06%, 04/28/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	$2,250	$2,250,440
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1R, 5.32%, 07/30/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	1,240	1,243,571
Halseypoint CLO 5 Ltd. Series 2021-5A, Class A1A, 5.31%, 01/30/35, (3-mo. CME Term SOFR + 1.47%)(a)(b)	1,250	1,250,479
HalseyPoint CLO 6 Ltd. Series 2022-6A, Class CR, 5.78%, 01/20/38, (3-mo. CME Term SOFR + 2.05%)(a)(b)	1,000	1,003,896
Halseypoint CLO 7 Ltd. Series 2023-7A, Class A1R, 5.18%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	1,500	1,504,056
Harriman Park CLO Ltd. Series 2020-1A, Class ARR, 5.03%, 07/20/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,000	5,011,537
ICG U.S. CLO Ltd.
Series 2015-2RA, Class BR, 5.54%, 01/16/33, (3-mo. CME Term SOFR + 1.75%)(a)(b)	2,870	2,871,399
Series 2025-1A, Class A1, 5.14%, 07/25/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	5,000	5,006,515
Series 2026-1A, Class A1, 1.00%, 03/30/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	5,000	5,000,000
Series 2026-1A, Class C, 1.00%, 03/30/39, (3-mo. CME Term SOFR + 1.80%)(a)(b)	2,000	2,000,000
Kennedy Lewis CLO 11 Ltd. Series 2023-11A, Class A1R, 5.14%, 10/20/37, (3-mo. CME Term SOFR + 1.41%)(a)(b)	2,000	2,004,017
Kennedy Lewis CLO 12 Ltd. Series 2023-12A, Class AR, 5.06%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	11,150	11,170,583
Kennedy Lewis CLO 15 Ltd. Series 2024-15A, Class A, 5.30%, 07/20/37, (3-mo. CME Term SOFR + 1.57%)(a)(b)	3,000	3,003,278
Kennedy Lewis CLO 17 Ltd. Series 2024-17A, Class A1, 5.13%, 10/22/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,500	1,502,808
Kennedy Lewis CLO 8 Ltd. Series 8A, Class A1R2, 5.11%, 01/20/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	3,000	3,003,535
Kennedy Lewis CLO 9 Ltd. Series 9A, Class AR, 5.08%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,000	3,005,096
KKR CLO 35 Ltd. Series 35A, Class AR, 4.93%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	15,250	15,242,584
KKR CLO 43 Ltd. Series 2022-43A, Class A1R2, 4.85%, 04/15/38, (3-mo. CME Term SOFR + 1.10%)(a)(b)	19,550	19,511,307
KKR CLO 57 Ltd. Series 2025-57A, Class A, 5.15%, 07/15/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,000	2,004,376
KKR CLO 58 Ltd. Series 2025-58A, Class A1, 5.04%, 10/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,700	3,705,827
KKR CLO 63 Ltd. Series 2026-63A, Class A1, 4.86%, 04/20/39, (3-mo. CME Term SOFR + 1.18%)(a)(b)	5,000	4,995,000
Security	Par (000)	Value
KKR CLO 67 Ltd. Series 2026-67A, Class A, 5.00%, 07/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	$20,000	$19,999,296
Madison Park Funding LX Ltd. Series 2022-60A, Class A1R, 5.18%, 10/25/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,000	5,008,271
Madison Park Funding LXI Ltd. Series 2023-61A, Class AR, 4.95%, 01/20/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	3,000	2,999,295
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, 5.13%, 07/21/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,000	2,004,415
Madison Park Funding LXIX Ltd. Series 2024-69A, Class A1R, 5.01%, 07/25/37, (3-mo. CME Term SOFR + 1.20%)(a)(b)	5,000	4,997,900
Madison Park Funding LXXI Ltd. Series 2025-71A, Class A1, 4.89%, 04/23/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	1,300	1,297,401
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R, 5.15%, 07/16/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	2,600	2,599,932
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class CR2, 6.35%, 04/15/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	1,500	1,501,711
Marble Point CLO XVII Ltd. Series 2020-1A, Class AR, 5.17%, 07/20/37, (3-mo. CME Term SOFR + 1.44%)(a)(b)	9,200	9,200,000
Marble Point CLO XVIII Ltd. Series 2020-2A, Class A1R2, 4.96%, 03/15/38, (3-mo. CME Term SOFR + 1.21%)(a)(b)	2,200	2,198,853
Menlo CLO IV Ltd. Series 2026-4A, Class A1, 4.89%, 03/20/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	3,000	2,998,452
Menlo CLO V Ltd. Series 2026-5A, Class A, 4.97%, 07/20/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	3,000	3,001,147
Midocean Credit CLO XXI Series 2025-21A, Class A1, 4.99%, 10/20/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	2,000	2,002,901
Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class A1R2, 4.93%, 04/15/39, (3-mo. CME Term SOFR + 1.18%)(a)(b)	7,750	7,741,421
Neuberger Berman CLO XXI Ltd. Series 2016-21A, Class A1R3, 5.05%, 01/20/39, (3-mo. CME Term SOFR + 1.32%)(a)(b)	2,500	2,503,917
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019-33A, Class AR2, 5.01%, 04/16/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	11,350	11,355,988
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class AR, 5.02%, 10/16/37, (3-mo. CME Term SOFR + 1.23%)(a)(b)	11,000	11,007,027
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class BR, 5.23%, 01/20/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	1,000	1,001,370
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class AR2, 4.79%, 07/23/36, (3-mo. CME Term SOFR + 1.04%)(a)(b)	1,500	1,500,100
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1, 5.04%, 01/23/39, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,900	3,908,555
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. Series 2022-52A, Class AR, 5.13%, 10/24/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,000	3,003,735

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. Series 2023-53A, Class A1R, 5.12%, 10/24/37, (3-mo. CME Term SOFR + 1.34%)(a)(b)	$3,000	$3,004,648
New Mountain CLO 2 Ltd. Series CLO-2A, Class A1R, 5.11%, 01/15/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	5,000	5,008,777
New Mountain CLO 3 Ltd. Series CLO-3A, Class A1R, 5.06%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	9,830	9,845,384
New Mountain CLO 7 Ltd. Series CLO-7A, Class A1, 4.93%, 03/31/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	19,000	18,991,921
Northwoods Capital XII-B Ltd. Series 2018-12BA, Class BR, 5.36%, 06/15/31, (3-mo. CME Term SOFR + 1.70%)(a)(b)	1,300	1,301,284
Oak Hill Credit Partners X-R Ltd. Series 2014-10RA, Class AR2, 4.86%, 04/20/38, (3-mo. CME Term SOFR + 1.13%)(a)(b)	8,470	8,456,525
Oaktree CLO Ltd.
Series 2019-3A, Class A1R2, 5.11%, 01/20/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	3,000	3,005,739
Series 2020-1A, Class ARR, 4.94%, 01/15/38, (3-mo. CME Term SOFR + 1.19%)(a)(b)	2,000	1,998,500
Series 2025-31A, Class A, 5.07%, 07/15/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	1,000	1,001,562
Ocean Trails CLO XIV Ltd. Series 2023-14A, Class AR, 5.07%, 01/20/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	1,000	1,001,358
Ocp Clo Ltd. Series 2024-33A, Class A1R, 4.89%, 07/20/39, (3-mo. CME Term SOFR + 1.19%)(a)(b)	10,000	9,995,493
OCP Clo Ltd. Series 2019-17AR, Class AAR3, 5.05%, 07/19/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	5,000	5,000,000
OCP CLO Ltd.
Series 2015-10A, Class AR3, 5.12%, 01/26/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	10,300	10,322,837
Series 2016-11A, Class AR3, 5.11%, 07/26/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,000	5,011,072
Series 2018-15A, Class AR, 4.98%, 01/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	4,000	4,004,428
Series 2021-22A, Class AR, 5.08%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,000	3,004,558
Series 2023-26A, Class AR, 4.83%, 04/17/37, (3-mo. CME Term SOFR + 1.08%)(a)(b)	3,450	3,449,254
Series 2024-31A, Class AR, 4.88%, 04/20/39, (3-mo. CME Term SOFR + 1.15%)(a)(b)	10,000	9,992,680
Series 2024-32A, Class A1R, 4.95%, 07/23/39, (3-mo. CME Term SOFR + 1.20%)(a)(b)	10,000	9,995,838
Series 2025-44A, Class A, 5.08%, 10/24/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	3,413	3,420,691
Security	Par (000)	Value
Octagon 55 Ltd. Series 2021-1A, Class A1R, 4.99%, 03/20/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	$2,000	$2,002,818
Octagon 75 Ltd. Series 2025-1A, Class A1, 4.93%, 01/22/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	1,750	1,749,463
Octagon Investment Partners 38 Ltd. Series 2018-1A, Class A3R, 5.53%, 10/20/37, (3-mo. CME Term SOFR + 1.80%)(a)(b)	1,650	1,649,736
Octagon Investment Partners 47 Ltd. Series 2020-1A, Class A1R2, 5.01%, 01/22/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	3,000	3,004,860
OHA Credit Funding 10-R Ltd. Series 2021-10RA, Class A1, 4.99%, 07/18/37, (3-mo. CME Term SOFR + 1.26%)(a)(b)	2,500	2,501,546
OHA Credit Funding 16-R Ltd. Series 2023-16RA, Class A1, 4.93%, 10/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	5,000	5,001,250
OHA Credit Funding 17-R Ltd. Series 2024-17RA, Class A1, 4.87%, 04/20/39, (3-mo. CME Term SOFR + 1.14%)(a)(b)	8,340	8,334,396
OHA Credit Funding 2 Ltd. Series 2019-2A, Class AR2, 4.97%, 01/21/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	3,390	3,391,678
OHA Credit Funding 20 Ltd. Series 2025-20A, Class A, 4.83%, 04/20/38, (3-mo. CME Term SOFR + 1.10%)(a)(b)	3,030	3,023,988
OHA Credit Funding 21 Ltd. Series 2025-21A, Class A1, 4.98%, 10/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	8,000	8,020,821
OHA Credit Funding 22 Ltd. Series 2025-22A, Class A1, 5.06%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	2,000	2,000,291
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2, 5.05%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	12,930	12,950,727
OHA Credit Funding 4 Ltd. Series 2019-4A, Class AR2, 5.02%, 01/22/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,294	3,301,062
OHA Credit Funding 6 Ltd. Series 2020-6A, Class AR2, 5.06%, 10/20/37, (3-mo. CME Term SOFR + 1.33%)(a)(b)	2,500	2,503,745
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2, 5.01%, 07/19/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	13,750	13,779,688
OHA Credit Partners XIII Ltd. Series 2016-13A, Class A1R2, 5.11%, 10/21/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	3,700	3,706,515
OHA Credit Partners XVI Series 2021-16A, Class AR, 5.08%, 10/18/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	5,050	5,056,066
OHA Credit Partners XVII Ltd. Series 2024-17A, Class A, 5.05%, 01/18/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	2,278	2,281,640
OHA Loan Funding Ltd.
Series 2015-1A, Class A1R4, 4.98%, 10/19/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	9,000	9,016,186
Series 2016-1A, Class B1R2, 5.43%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	1,800	1,804,104
Orion CLO Ltd. Series 2023-2A, Class AR, 4.96%, 01/25/37, (3-mo. CME Term SOFR + 1.15%)(a)(b)	10,000	9,994,870
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R2, 4.90%, 08/14/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	$3,850	$3,854,937
Series 2021-3A, Class A1R, 5.04%, 10/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,550	3,558,083
Series 2022-1A, Class A1R, 4.98%, 10/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	5,860	5,867,496
Series 2023-1A, Class AR, 4.98%, 01/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	10,075	10,087,856
Series 2023-4A, Class A1R, 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	1,000	1,001,321
Series 2024-3A, Class A, 5.08%, 07/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	1,000	1,000,965
Series 2025-3A, Class A, 5.03%, 07/20/37, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,250	5,262,287
Park Blue CLO Ltd.
Series 2022-2A, Class A1R2, 5.01%, 07/20/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	10,000	10,008,620
Series 2022-2A, Class C1R2, 5.63%, 07/20/39, (3-mo. CME Term SOFR + 1.90%)(a)(b)	1,000	1,002,494
Series 2023-3A, Class A1R, 5.21%, 04/20/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	3,000	3,008,821
Series 2024-5A, Class A1, 5.29%, 07/25/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	1,750	1,754,091
Series 2024-6A, Class A1, 5.15%, 01/25/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	7,855	7,867,087
Series 2025-10A, Class A1, 5.01%, 01/20/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	3,000	3,004,740
Series 2025-7A, Class A1, 5.03%, 04/25/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	3,000	2,998,497
Series 2025-9A, Class A1, 5.08%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	1,000	1,001,750
Peebles Park CLO Ltd. Series 2024-1A, Class AR, 4.95%, 04/21/37, (3-mo. CME Term SOFR + 1.22%)(a)(b)	15,000	14,999,220
Pikes Peak CLO 11 Ltd. Series 2022-11A, Class AR, 5.21%, 07/25/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,225	1,226,671
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class AR, 4.95%, 04/20/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	7,000	7,002,240
Pikes Peak CLO 15 Ltd. Series 2023-15A, Class AR, 4.95%, 10/20/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	5,350	5,350,459
Pikes Peak CLO 8 Series 2021-8A, Class A1R, 5.06%, 01/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	5,000	5,007,139
Security	Par (000)	Value
Polen Capital CLO Ltd.
Series 2025-1A, Class A1, 5.05%, 03/06/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	$3,750	$3,758,662
Series 2025-2A, Class A1, 5.06%, 01/20/39, (3-mo. CME Term SOFR + 1.33%)(a)(b)	3,775	3,781,097
Post CLO Ltd.
Series 2021-1A, Class AR, 4.83%, 10/15/34, (3-mo. CME Term SOFR + 1.08%)(a)(b)	2,000	2,000,251
Series 2023-1A, Class A1R, 5.03%, 10/20/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,000	5,008,503
Series 2024-1A, Class A1R, 5.00%, 03/30/39, (3-mo. CME Term SOFR + 1.27%)(a)(b)	10,000	10,008,064
Post CLO VI Ltd. Series 2024-2A, Class A1, 5.15%, 01/20/38, (3-mo. CME Term SOFR + 1.42%)(a)(b)	6,350	6,364,068
Post CLO VII Ltd. Series 2025-1A, Class B, 5.33%, 01/20/39, (3-mo. CME Term SOFR + 1.60%)(a)(b)	1,500	1,499,640
PPM CLO 8 Ltd. Series 2025-8A, Class A1, 5.00%, 04/20/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	6,250	6,261,469
Rad CLO 10 Ltd. Series 2021-10A, Class A, 5.18%, 04/23/34, (3-mo. CME Term SOFR + 1.43%)(a)(b)	2,000	2,001,300
Rad CLO 14 Ltd. Series 2021-14A, Class A, 5.18%, 01/15/35, (3-mo. CME Term SOFR + 1.43%)(a)(b)	1,041	1,041,601
Rad CLO 18 Ltd. Series 2023-18A, Class A1R, 5.15%, 07/15/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,600	1,601,106
RAD CLO 27 Ltd. Series 2024-27A, Class A1, 5.07%, 01/15/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	10,695	10,709,236
Rad CLO 6 Ltd. Series 2019-6A, Class A1R, 5.12%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	5,530	5,539,955
Rad CLO 9 Ltd. Series 2020-9A, Class A1R, 5.09%, 01/15/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	8,000	8,011,674
Reese Park CLO Ltd. Series 2020-1A, Class ARR, 5.07%, 01/15/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	1,000	1,001,563
Regatta 30 Funding Ltd. Series 2024-4A, Class A1, 5.13%, 01/25/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	6,625	6,635,362
Regatta 32 Funding Ltd. Series 2025-4A, Class A1, 5.15%, 07/25/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	9,930	9,951,171
Regatta 35 Funding Ltd. Series 2025-5A, Class A1, 5.04%, 10/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,045	3,051,909
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R2, 4.94%, 04/15/39, (3-mo. CME Term SOFR + 1.19%)(a)(b)	13,100	13,097,755
Regatta XVII Funding Ltd. Series 2020-1A, Class AR, 5.13%, 10/15/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	5,000	5,008,975
Regatta XX Funding Ltd. Series 2021-2A, Class AR, 4.93%, 01/15/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	2,650	2,647,085
Regatta XXV Funding Ltd. Series 2023-1A, Class A1R, 5.09%, 07/15/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	2,000	2,004,188

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Regatta XXVIII Funding Ltd. Series 2024-2A, Class A1R, 4.87%, 07/25/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	$10,000	$10,000,000
Rockford Tower CLO Ltd. Series 2022-3A, Class AR, 5.17%, 07/20/37, (3-mo. CME Term SOFR + 1.44%)(a)(b)	4,000	4,004,289
RR 14 Ltd. Series 2021-14A, Class A1, 5.13%, 04/15/36, (3-mo. CME Term SOFR + 1.38%)(a)(b)	1,538	1,538,869
RR 18 Ltd. Series 2021-18A, Class A1AR, 5.04%, 07/15/40, (3-mo. CME Term SOFR + 1.29%)(a)(b)	9,500	9,521,571
RR 19 Ltd. Series 2021-19A, Class A1R, 4.93%, 04/15/40, (3-mo. CME Term SOFR + 1.18%)(a)(b)	7,600	7,591,578
RR 21 Ltd. Series 2022-21A, Class A1AR, 5.15%, 07/15/39, (3-mo. CME Term SOFR + 1.40%)(a)(b)	5,570	5,575,161
RR 27 Ltd. Series 2023-27A, Class A1AR, 4.98%, 10/15/40, (3-mo. CME Term SOFR + 1.23%)(a)(b)	2,000	2,000,591
RR 29 Ltd. Series 2024-29RA, Class A1R, 5.06%, 07/15/39, (3-mo. CME Term SOFR + 1.39%)(a)(b)	3,210	3,213,151
RR 32 Ltd. Series 2024-32RA, Class A1R, 5.11%, 10/15/39, (3-mo. CME Term SOFR + 1.36%)(a)(b)	2,490	2,492,405
RR 41 Ltd. Series 2025-41A, Class A1A, 5.00%, 10/15/40, (3-mo. CME Term SOFR + 1.25%)(a)(b)	10,750	10,763,935
RR 7 Ltd. Series 2019-7AR, Class A2R2, 5.36%, 10/15/39, (3-mo. CME Term SOFR + 1.58%)(a)(b)	3,000	3,000,000
Sagard-Halseypoint CLO 10 Ltd. Series 2025-10A, Class A1, 5.08%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	5,000	5,008,770
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A, Class A1, 5.23%, 01/30/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	3,820	3,824,966
Sandstone Peak II Ltd. Series 2023-1A, Class A1R, 5.14%, 07/20/38, (3-mo. CME Term SOFR + 1.41%)(a)(b)	11,000	11,026,125
Sandstone Peak III Ltd. Series 2024-1A, Class A1R, 5.11%, 04/25/37, (3-mo. CME Term SOFR + 1.30%)(a)(b)	6,000	6,006,238
Sandstone Peak Ltd. Series 2021-1A, Class A1R2, 4.92%, 04/15/38, (3-mo. CME Term SOFR + 1.17%)(a)(b)	1,000	998,938
Sculptor CLO XXIX Ltd. Series 29A, Class AR, 5.10%, 07/22/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,000	5,008,715
Sculptor CLO XXVIII Ltd. Series 28A, Class AR, 4.79%, 01/20/35, (3-mo. CME Term SOFR + 1.06%)(a)(b)	4,500	4,499,097
Sculptor CLO XXX Ltd. Series 30A, Class AR, 5.18%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	1,000	1,002,700
Sculptor CLO XXXIV Ltd. Series 34A, Class A1, 5.10%, 01/20/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,375	5,383,738
Silver Point CLO 11 Ltd. Series 2025-11A, Class A1, 5.10%, 07/15/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	5,000	5,005,108
Silver Point CLO 14 Ltd. Series 2025-14A, Class A1, 4.98%, 01/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	10,000	10,004,010
Silver Point CLO 16 Ltd. Series 2026-16A, Class A1, 4.92%, 04/18/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	8,500	8,509,809
Security	Par (000)	Value
Silver Point CLO 5 Ltd.
Series 2024-5A, Class A1, 5.13%, 10/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	$10,920	$10,940,261
Series 2024-5A, Class C, 5.83%, 10/20/37, (3-mo. CME Term SOFR + 2.10%)(a)(b)	1,000	1,001,401
Silver Point CLO 6 Ltd. Series 2024-6A, Class A1, 5.15%, 10/15/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	4,000	4,007,420
Silver Point CLO 7 Ltd. Series 2024-7A, Class A1, 5.11%, 01/15/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	1,250	1,252,189
Sixth Street CLO XI Ltd. Series 2018-11A, Class AR2, 5.03%, 04/25/37, (3-mo. CME Term SOFR + 1.22%)(a)(b)	5,000	5,001,500
Sixth Street CLO XVI Ltd. Series 2020-16A, Class A1R2, 4.90%, 01/21/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	10,000	9,992,500
Sixth Street CLO XX Ltd. Series 2021-20A, Class A1R, 5.07%, 07/17/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	1,900	1,903,241
Sixth Street CLO XXII Ltd. Series 2023-22A, Class AR, 4.86%, 04/21/38, (3-mo. CME Term SOFR + 1.13%)(a)(b)	8,000	7,984,014
Sona U.S. CLO 1 Ltd. Series 2026-1A, Class A1, 5.05%, 04/25/39, (3-mo. CME Term SOFR + 1.31%)(a)(b)	10,000	10,018,289
Sona U.S. CLO 2 Ltd. Series 2026-2A, Class B, 5.32%, 07/22/39(a)(b)	2,500	2,500,001
Sound Point CLO XIX Ltd. Series 2018-1A, Class B1, 5.46%, 04/15/31, (3-mo. CME Term SOFR + 1.71%)(a)(b)	2,415	2,412,800
Sound Point Clo XXXI Ltd. Series 2021-3A, Class AR, 4.88%, 10/25/34, (3-mo. CME Term SOFR + 1.07%)(a)(b)	5,000	5,003,415
Steele Creek CLO Ltd. Series 2018-1A, Class B, 5.49%, 04/15/31, (3-mo. CME Term SOFR + 1.74%)(a)(b)	715	714,393
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, 5.12%, 01/20/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	7,450	7,460,312
Series 2023-2A, Class A1R2, 4.88%, 01/20/37, (3-mo. CME Term SOFR + 1.15%)(a)(b)	1,000	999,662
Symetra CLO Ltd. Series 2025-1A, Class A1, 5.02%, 04/20/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	2,930	2,936,009
Symphony CLO 39 Ltd. Series 2023-39A, Class AR, 5.14%, 01/25/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	6,000	6,010,259
Symphony CLO 40 Ltd. Series 2023-40A, Class AR, 5.05%, 01/05/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	6,500	6,515,307
Symphony CLO 43 Ltd. Series 2024-43A, Class A1R, 4.98%, 04/15/37, (3-mo. CME Term SOFR + 1.23%)(a)(b)	5,000	5,001,830
Symphony Clo 47 Ltd. Series 2025-47A, Class A1, 4.87%, 04/20/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	4,000	3,992,909
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Symphony Loan Funding CLO 1 Ltd. Series 2024-1A, Class A1, 5.16%, 01/22/38, (3-mo. CME Term SOFR + 1.43%)(a)(b)	$4,000	$4,010,740
TCW CLO Ltd.
Series 2019-2A, Class A1R2, 5.00%, 01/20/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	2,250	2,252,922
Series 2024-3A, Class A1, 5.12%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	6,750	6,762,147
Series 2025-1A, Class A, 4.92%, 04/20/38, (3-mo. CME Term SOFR + 1.19%)(a)(b)	3,000	2,998,468
Series 2025-2A, Class A, 4.99%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	10,000	10,011,610
TPG CLO Ltd.
Series 2025-1A, Class A1, 5.12%, 07/15/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	2,000	2,003,751
Series 2025-2A, Class A1, 5.00%, 01/21/39, (3-mo. CME Term SOFR + 1.27%)(a)(b)	20,000	20,010,968
Series 2026-4A, Class A1, 1.00%, 03/31/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	4,000	4,000,000
Trestles CLO III Ltd. Series 2020-3A, Class A1R, 5.12%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	7,800	7,814,116
Trestles CLO IX Ltd. Series 2025-9A, Class A1, 5.01%, 01/15/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	4,000	4,004,915
Trestles CLO Ltd.
Series 2017-1A, Class A1RR, 5.13%, 07/25/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	7,400	7,400,000
Series 2017-1AR, Class A1R3, 4.99%, 07/25/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	7,400	7,400,000
Trestles Clo V Ltd. Series 2021-5A, Class A1R2, 4.90%, 07/20/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	5,000	5,000,000
Trestles CLO VI Ltd. Series 2023-6A, Class A1R, 4.99%, 04/25/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	3,000	2,995,867
Trestles CLO X Ltd. Series 2026-10A, Class A1, 4.91%, 04/20/39, (3-mo. CME Term SOFR + 1.18%)(a)(b)	10,500	10,485,673
Trimaran CAVU Ltd.
Series 2022-1A, Class AR, 5.13%, 10/22/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,000	2,003,600
Series 2024-1A, Class A, 5.19%, 01/25/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	1,500	1,502,949
Trinitas CLO VII Ltd. Series 2017-7A, Class A1R2, 4.87%, 01/25/35, (3-mo. CME Term SOFR + 1.06%)(a)(b)	3,000	2,999,400
Trinitas CLO XIV Ltd. Series 2020-14A, Class A1R2, 4.91%, 01/25/34, (3-mo. CME Term SOFR + 1.10%)(a)(b)	1,522	1,522,973
Security	Par (000)	Value
Trinitas CLO XXIX Ltd.
Series 2024-29A, Class A1, 5.24%, 07/23/37, (3-mo. CME Term SOFR + 1.49%)(a)(b)	$3,485	$3,485,000
Series 2024-29AR, Class A1R, 4.97%, 10/23/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	3,485	3,485,000
Series 2024-29AR, Class CR, 5.57%, 10/23/39, (3-mo. CME Term SOFR + 1.85%)(a)(b)	1,000	1,000,000
Trinitas CLO XXX Ltd. Series 2024-30A, Class A1, 5.12%, 10/23/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,500	5,508,657
Trinitas CLO XXXII Ltd. Series 2025-32A, Class A1, 5.08%, 07/23/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,250	1,252,081
Trinitas CLO XXXIII Ltd. Series 2025-33A, Class C, 5.61%, 07/22/38, (3-mo. CME Term SOFR + 1.88%)(a)(b)	1,350	1,352,598
Trinitas CLO XXXV Ltd. Series 2026-35A, Class A1, 4.95%, 01/22/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	3,600	3,602,692
Trinitas CLO XXXVI Ltd. Series 2026-36A, Class A1, 4.93%, 08/12/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	5,000	5,000,000
Trinitas CLO XXXVII Ltd. Series 2025-37A, Class C, 5.68%, 01/22/39, (3-mo. CME Term SOFR + 1.95%)(a)(b)	1,372	1,374,827
Voya CLO Ltd.
Series 2019-3A, Class AR, 5.09%, 10/17/32, (3-mo. CME Term SOFR + 1.34%)(a)(b)	701	701,430
Series 2021-2A, Class A1R, 4.90%, 04/20/38, (3-mo. CME Term SOFR + 1.17%)(a)(b)	5,000	4,993,084
Series 2022-4A, Class A1R, 5.24%, 04/20/37, (3-mo. CME Term SOFR + 1.51%)(a)(b)	5,500	5,504,089
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, 5.01%, 10/20/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	13,000	13,019,571
Warwick Capital CLO 3 Ltd. Series 2024-3A, Class A1R, 4.93%, 07/20/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	10,000	9,999,598
Warwick Capital CLO 4 Ltd. Series 2024-4A, Class A1, 5.13%, 07/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	4,900	4,900,000
Warwick Capital CLO 5 Ltd. Series 2024-5A, Class A1, 5.09%, 01/20/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	5,500	5,509,624
Warwick Capital CLO 7 Ltd. Series 2025-7A, Class A1, 5.03%, 10/21/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	13,150	13,172,472
Whitebox CLO III Ltd. Series 2021-3A, Class A1R, 5.02%, 10/15/35, (3-mo. CME Term SOFR + 1.27%)(a)(b)	6,000	6,002,312
Whitebox CLO IV Ltd. Series 2023-4A, Class A1R2, 5.01%, 07/20/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	8,500	8,500,202
Whitebox CLO V Ltd. Series 2025-5A, Class A1, 5.09%, 07/20/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	2,000	2,004,056

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wise CLO Ltd.
Series 2023-2A, Class A1R, 4.85%, 04/15/39, (3-mo. CME Term SOFR + 1.10%)(a)(b)	$5,000	$4,994,330
Series 2024-2A, Class A, 5.21%, 07/15/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	4,000	4,007,373
Series 2025-3A, Class A, 5.10%, 07/15/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	11,550	11,569,488
Series 2025-4A, Class A, 5.08%, 09/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	7,000	7,015,429
Total Long-Term Investments — 99.9% (Cost: $2,212,095,712)		2,211,601,267
	Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	24,240,000	24,240,000
Total Short-Term Securities — 1.1% (Cost: $24,240,000)		24,240,000
Total Investments — 101.0% (Cost: $2,236,335,712)		2,235,841,267
Liabilities in Excess of Other Assets — (1.0)%		(22,233,986)
Net Assets — 100.0%		$2,213,607,281

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,120,000	$1,120,000 (a)	$—	$—	$—	$24,240,000	24,240,000	$769,241	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares AAA CLO Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,211,601,267	$—	$2,211,601,267
Short-Term Securities
Money Market Funds	24,240,000	—	—	24,240,000
	$24,240,000	$2,211,601,267	$—	$2,235,841,267
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares BBB-B CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd. Series 2022-1A, Class DR, 6.63%, 01/20/38, (3-mo. CME Term SOFR + 2.90%)(a)(b)	$1,250	$1,253,721
AIMCO CLO 18 Ltd. Series 2022-18A, Class D1R, 6.58%, 07/20/37, (3-mo. CME Term SOFR + 2.85%)(a)(b)	2,000	2,000,000
Anchorage Capital CLO 32 LLC Series 2025-32A, Class D1R, 6.49%, 07/15/39, (3-mo. CME Term SOFR + 2.75%)(a)(b)	1,215	1,213,975
Apidos CLO L Series 2024-50A, Class D1, 6.53%, 01/20/38, (3-mo. CME Term SOFR + 2.80%)(a)(b)	2,890	2,890,564
Apidos CLO LIV Series 2025-54A, Class D2, 7.63%, 10/20/38, (3-mo. CME Term SOFR + 3.90%)(a)(b)	1,000	990,441
Ares Loan Funding IV Ltd. Series 2023-ALF4A, Class D1R, 6.50%, 10/15/38, (3-mo. CME Term SOFR + 2.75%)(a)(b)	1,000	998,742
Ares LXXV CLO Ltd. Series 2024-75A, Class D1, 6.55%, 01/15/37, (3-mo. CME Term SOFR + 2.80%)(a)(b)	2,000	1,999,843
Arini U.S. CLO II Ltd. Series 2A, Class D, 7.00%, 03/31/38, (3-mo. CME Term SOFR + 3.25%)(a)(b)	1,000	1,002,299
Ballyrock CLO 28 Ltd. Series 2024-28A, Class C1, 6.53%, 01/20/38, (3-mo. CME Term SOFR + 2.80%)(a)(b)	2,000	1,998,744
BBAM U.S. CLO VII Ltd. Series 2026-7A, Class D1, 6.38%, 07/27/39, (3-mo. CME Term SOFR + 2.60%)(a)(b)	1,000	996,139
Birch Grove CLO 11 Ltd. Series 2024-11A, Class D1, 6.83%, 01/22/38, (3-mo. CME Term SOFR + 3.10%)(a)(b)	2,500	2,513,913
Birch Grove CLO 12 Ltd. Series 2025-12A, Class D1, 6.48%, 04/22/38, (3-mo. CME Term SOFR + 2.75%)(a)(b)	1,390	1,389,842
Bridge Street CLO V Ltd. Series 2025-1A, Class D1A, 6.58%, 04/20/38, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,000	999,005
Bryant Park Funding Ltd.
Series 2023-19A, Class ER, 8.75%, 04/15/38, (3-mo. CME Term SOFR + 5.00%)(a)(b)	1,000	925,538
Series 2023-20A, Class DR, 7.15%, 04/15/38, (3-mo. CME Term SOFR + 3.40%)(a)(b)	1,000	1,000,263
Elmwood CLO 29 Ltd. Series 2024-5A, Class CR2, 5.48%, 04/20/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	5,000	4,992,492
Elmwood CLO V Ltd. Series 2020-2A, Class D2RR, 7.98%, 10/20/37, (3-mo. CME Term SOFR + 4.25%)(a)(b)	2,000	1,963,211
Flatiron CLO 23 LLC
Series 2023-1A, Class DR, 6.45%, 04/17/36, (3-mo. CME Term SOFR + 2.70%)(a)(b)	1,000	1,000,439
Series 2023-1A, Class ER, 8.70%, 04/17/36, (3-mo. CME Term SOFR + 4.95%)(a)(b)	1,000	997,260
GoldenTree Loan Management U.S. CLO 10 Ltd. Series 2021-10A, Class DR, 6.83%, 10/20/37, (3-mo. CME Term SOFR + 3.10%)(a)(b)	3,050	3,057,821
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class DR, 6.53%, 01/20/39, (3-mo. CME Term SOFR + 2.80%)(a)(b)	2,500	2,498,218
GoldenTree Loan Management U.S. CLO 22 Ltd. Series 2024-22A, Class D, 6.58%, 10/20/37, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,000	1,002,010
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class D1, 7.01%, 07/25/37, (3-mo. CME Term SOFR + 3.20%)(a)(b)	2,240	2,240,978
Security	Par (000)	Value
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class E, 9.56%, 10/25/37, (3-mo. CME Term SOFR + 5.75%)(a)(b)	$650	$613,670
Invesco U.S. CLO Ltd. Series 2023-3A, Class D1R, 6.80%, 07/15/38, (3-mo. CME Term SOFR + 3.05%)(a)(b)	1,000	986,113
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class D1A, 7.50%, 04/15/37, (3-mo. CME Term SOFR + 3.75%)(a)(b)	2,000	1,967,361
Neuberger Berman Loan Advisers CLO 44 Ltd. Series 2021-44A, Class DR, 6.44%, 10/16/35, (3-mo. CME Term SOFR + 2.65%)(a)(b)	2,000	1,992,020
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class D2, 7.55%, 01/23/39, (3-mo. CME Term SOFR + 3.80%)(a)(b)	1,650	1,633,162
OCP CLO Ltd.
Series 2023-26A, Class D1R, 6.20%, 04/17/37, (3-mo. CME Term SOFR + 2.45%)(a)(b)	1,000	1,000,782
Series 2024-35A, Class D1, 6.91%, 10/25/37, (3-mo. CME Term SOFR + 3.10%)(a)(b)	1,000	1,003,660
OHA Credit Funding 10-R Ltd. Series 2021-10RA, Class D1, 6.43%, 07/18/38, (3-mo. CME Term SOFR + 2.70%)(a)(b)	2,500	2,491,836
OHA Credit Funding 11 Ltd. Series 2022-11A, Class D1R, 6.58%, 07/19/37, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,780	1,780,893
OHA Credit Funding 12-R Ltd. Series 2022-12RA, Class D, 6.48%, 07/20/37, (3-mo. CME Term SOFR + 2.75%)(a)(b)	1,000	997,255
OHA Credit Funding 2 Ltd. Series 2019-2A, Class D1R2, 6.43%, 01/21/38, (3-mo. CME Term SOFR + 2.70%)(a)(b)	2,000	1,982,383
OHA Credit Partners XIV Ltd. Series 2017-14A, Class D1R, 6.58%, 07/21/37, (3-mo. CME Term SOFR + 2.85%)(a)(b)	4,000	4,007,125
Palmer Square CLO Ltd.
Series 2023-1A, Class D1R, 6.38%, 01/20/38, (3-mo. CME Term SOFR + 2.65%)(a)(b)	2,230	2,223,144
Series 2024-4A, Class D1, 6.40%, 01/15/38, (3-mo. CME Term SOFR + 2.65%)(a)(b)	3,350	3,351,038
Pikes Peak CLO 6 Series 2020-6A, Class ERR, 8.25%, 05/18/34, (3-mo. CME Term SOFR + 4.60%)(a)(b)	1,000	952,865
RAD CLO 21 Ltd. Series 2023-21A, Class D1R, 6.41%, 01/25/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	1,000	990,936
Regatta XXI Funding Ltd. Series 2021-3A, Class D1R, 6.85%, 10/15/37, (3-mo. CME Term SOFR + 3.10%)(a)(b)	500	490,408
Sixth Street CLO XX Ltd. Series 2021-20A, Class D1R, 6.70%, 07/17/38, (3-mo. CME Term SOFR + 2.95%)(a)(b)	700	689,251
Sona U.S. CLO 2 Ltd. Series 2026-2A, Class D1, 6.62%, 07/22/39, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,000	1,001,567
Sycamore Tree CLO Ltd. Series 2023-4A, Class D1R, 6.63%, 10/20/38, (3-mo. CME Term SOFR + 2.90%)(a)(b)	1,000	995,260
Symphony CLO XXXIII Ltd. Series 2022-33A, Class D1R, 6.38%, 01/24/38, (3-mo. CME Term SOFR + 2.60%)(a)(b)	2,000	1,994,601
Trimaran Cavu Ltd. Series 2025-1A, Class D2, 7.71%, 04/25/38, (3-mo. CME Term SOFR + 3.90%)(a)(b)	1,000	988,714
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares BBB-B CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trinitas CLO XXIX Ltd. Series 2024-29AR, Class ER, 9.76%, 10/23/39, (3-mo. CME Term SOFR + 6.04%)(a)(b)	$1,000	$990,000
Trinitas CLO XXXI Ltd. Series 2024-31A, Class D1, 6.73%, 01/22/38, (3-mo. CME Term SOFR + 3.00%)(a)(b)	1,750	1,759,150
Trinitas CLO XXXII Ltd. Series 2025-32A, Class E, 9.55%, 07/23/38, (3-mo. CME Term SOFR + 5.80%)(a)(b)	750	748,587
Voya CLO Ltd.
Series 2020-2A, Class ERR, 9.08%, 01/20/38, (3-mo. CME Term SOFR + 5.35%)(a)(b)	1,450	1,446,485
Series 2024-7A, Class D1, 6.58%, 01/20/38, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,000	1,001,067
Warwick Capital CLO 7 Ltd. Series 2025-7A, Class D1, 6.48%, 10/21/38, (3-mo. CME Term SOFR + 2.75%)(a)(b)	2,500	2,495,940
Wellington Management CLO 3 Ltd. Series 2024-3AR, Class ER, 9.81%, 07/31/39, (3-mo. CME Term SOFR + 6.00%)(a)(b)	500	500,000
Whitebox CLO II Ltd. Series 2020-2A, Class E1R2, 9.53%, 10/24/37, (3-mo. CME Term SOFR + 5.75%)(a)(b)	500	497,221
Total Long-Term Investments — 99.2% (Cost: $84,541,043)		83,497,952
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	950,000	$950,000
Total Short-Term Securities — 1.1% (Cost: $950,000)		950,000
Total Investments — 100.3% (Cost: $85,491,043)		84,447,952
Liabilities in Excess of Other Assets — (0.3)%		(260,206)
Net Assets — 100.0%		$84,187,746

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,160,000	$—	$(1,210,000)(a)	$—	$—	$950,000	950,000	$63,317	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$83,497,952	$—	$83,497,952
Short-Term Securities
Money Market Funds	950,000	—	—	950,000
	$950,000	$83,497,952	$—	$84,447,952
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 Asset Management Euro Clo 1 DAC, Series 1X, Class D, 5.44%, 04/15/40, (3-mo. EURIBOR + 2.95%)(a)(b)	EUR1,050	$1,209,891
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, 4.95%, 04/15/38, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD3,545	3,543,347
522 Funding CLO Ltd.
Series 2018-3A, Class CR, 6.04%, 10/20/31, (3-mo. CME Term SOFR + 2.31%)(b)(c)	USD250	250,095
Series 2020-6A, Class A1R2, 4.95%, 10/23/34, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD3,010	3,012,922
720 East CLO Ltd., Series 2022-1A, Class A1R, 5.06%, 01/20/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD2,755	2,758,935
A10 Issuer LLC, Series 2025-FL6, Class A, 5.14%, 05/15/42, (1-mo. CME Term SOFR + 1.47%)(b)(c)	USD8,788	8,784,355
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, 4.98%, 04/20/38, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD2,480	2,481,450
AB Carval Euro CLO II-C DAC, Series 2X, Class D, 6.03%, 02/15/37, (3-mo. EURIBOR + 3.75%)(a)(b)	EUR730	852,704
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, 4.53%, 08/25/35, (1-mo. CME Term SOFR + 0.80%)(b)	USD1,815	1,597,267
Acore Issuer LLC, Series 2026-FL1, Class A, 5.12%, 08/20/43, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD4,255	4,254,981
ACRES Commercial Realty Issuer LLC, Series 2026-FL4, Class A, 5.12%, 08/18/44, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD10,000	10,006,582
ACRES LLC, Series 2025-FL3, Class A, 5.29%, 08/18/40, (1-mo. CME Term SOFR + 1.62%)(b)(c)	USD6,895	6,903,063
Affirm Asset Securitization Trust
Series 2025-X1, Class C, 5.34%, 04/15/30(c)	USD1,294	1,294,456
Series 2025-X2, Class B, 4.56%, 10/15/30(c)	USD819	818,905
Series 2025-X2, Class C, 4.93%, 10/15/30(c)	USD295	295,159
Affirm Master Trust
Series 2025-1A, Class B, 5.13%, 02/15/33(c)	USD3,418	3,422,485
Series 2025-3A, Class A, 4.45%, 10/16/34(c)	USD11,330	11,223,626
Series 2026-1A, Class B, 4.57%, 02/15/34(c)	USD2,683	2,661,190
Series 2026-2A, Class A, 4.67%, 04/16/35(c)	USD5,313	5,270,426
AGL CLO 13 Ltd., Series 2021-13A, Class A1R, 4.83%, 10/20/34, (3-mo. CME Term SOFR + 1.10%)(b)(c)	USD1,100	1,100,305
Security	Par (000)	Value
AGL CLO 21 Ltd., Series 2022-21A, Class A1R, 5.09%, 10/21/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD3,000	$3,004,553
AGL CLO 33 Ltd., Series 2024-33A, Class D1, 6.53%, 07/21/37, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD1,300	1,287,603
AGL CLO 35 Ltd., Series 2024-35A, Class A1, 5.07%, 01/21/38, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD1,000	1,001,726
AGL CLO 39 Ltd.
Series 2025-39A, Class D1, 6.23%, 04/20/38, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD2,000	1,986,675
Series 2025-39A, Class E, 8.23%, 04/20/38, (3-mo. CME Term SOFR + 4.50%)(b)(c)	USD1,300	1,258,708
AGL CLO 5 Ltd.
Series 2020-5A, Class D1AR, 6.43%, 01/20/39, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD1,000	998,860
Series 2020-5A, Class D2R3, 7.68%, 01/20/39, (3-mo. CME Term SOFR + 3.95%)(b)(c)	USD1,000	986,945
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2, 5.01%, 04/20/38, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD2,000	2,004,199
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, 5.40%, 07/17/37, (3-mo. CME Term SOFR + 1.65%)(b)(c)	USD550	551,568
AIMCO CLO 23 Ltd., Series 2025-23A, Class A, 4.86%, 04/20/38, (3-mo. CME Term SOFR + 1.13%)(b)(c)	USD250	249,527
AIMCO CLO 24 Ltd., Series 2025-24A, Class B1, 5.58%, 04/19/38, (3-mo. CME Term SOFR + 1.85%)(b)(c)	USD1,575	1,577,347
Allied Credit ABS Trust
Series 2026-1, Class C, 5.86%, 04/17/34, (1-mo. BB Swap + 1.55%)(a)(b)	AUD525	369,121
Series 2026-1, Class D, 6.06%, 04/17/34, (1-mo. BB Swap + 1.75%)(a)(b)	AUD584	410,393
ALLO Issuer LLC, Series 2026-1A, Class A2, 5.61%, 06/20/56(c)	USD11,121	11,147,530
AMMC CLO 32 Ltd., Series 2025-32A, Class A1, 5.11%, 10/17/38, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD2,000	2,004,267
Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 5.14%, 07/20/38, (3-mo. CME Term SOFR + 1.41%)(b)(c)	USD2,000	2,004,766
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A1R, 5.10%, 10/15/38, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD2,000	2,003,326
Anchorage Capital CLO 21 Ltd., Series 2021-21A, Class AR, 4.78%, 10/20/34, (3-mo. CME Term SOFR + 1.05%)(b)(c)	USD1,350	1,350,042
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Anchorage Capital CLO 34 Ltd., Series 2025-34A, Class D1, 6.65%, 01/15/39, (3-mo. CME Term SOFR + 2.90%)(b)(c)	USD3,000	$3,006,249
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 5.10%, 07/22/38, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD3,795	3,801,345
Anchorage Capital CLO Ltd., Series 2026-22A, Class AR4, 4.96%, 01/20/39, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD9,750	9,754,270
Anchorage Capital Europe CLO 10 DAC, Series 10X, Class DR, 5.41%, 07/22/38, (3-mo. EURIBOR + 2.95%)(a)(b)	EUR1,204	1,388,369
Apidos CLO LIII, Series 2025-53A, Class A1, 5.05%, 07/20/38, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD2,000	2,004,568
Apidos CLO LIV
Series 2025-54A, Class D1, 6.38%, 10/20/38, (3-mo. CME Term SOFR + 2.65%)(b)(c)	USD2,000	2,001,038
Series 2025-54A, Class D2, 7.63%, 10/20/38, (3-mo. CME Term SOFR + 3.90%)(b)(c)	USD1,500	1,485,662
Apidos CLO XL Ltd., Series 2022-40A, Class AR, 5.10%, 07/15/37, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD2,000	2,001,903
Apidos CLO XLIV Ltd., Series 2023-44A, Class D2R, 7.91%, 10/26/37, (3-mo. CME Term SOFR + 4.10%)(b)(c)	USD1,000	992,479
Apidos CLO XLVIII Ltd.
Series 2024-48A, Class A1, 5.25%, 07/25/37, (3-mo. CME Term SOFR + 1.44%)(b)(c)	USD489	489,000
Series 2024-48AR, Class CR, 5.44%, 07/25/39, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,000	1,000,000
Series 2024-48AR, Class D1R, 6.29%, 07/25/39, (3-mo. CME Term SOFR + 2.55%)(b)(c)	USD1,000	1,000,000
Apidos CLO XXXII
Series 2019-32A, Class A1R, 4.83%, 01/20/33, (3-mo. CME Term SOFR + 1.10%)(b)(c)	USD1,088	1,089,047
Series 2019-32A, Class B1R, 5.23%, 01/20/33, (3-mo. CME Term SOFR + 1.50%)(b)(c)	USD555	554,500
Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, 4.96%, 10/21/38, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD510	510,405
Apidos CLO XXXVII, Series 2021-37A, Class A, 5.12%, 10/22/34, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD1,815	1,815,311
Apidos Loan Fund Ltd., Series 2024-1A, Class D1R, 6.51%, 10/25/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD1,930	1,927,172
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, 5.59%, 01/20/41, (1-mo. CME Term SOFR + 1.93%)(b)(c)	USD7,424	7,437,847
Security	Par (000)	Value
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.02%, 01/20/43, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD7,313	$7,315,791
Arbour CLO VI DAC, Series 6X, Class DR, 5.48%, 11/15/37, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR1,150	1,326,123
Arbour CLO XI DAC, Series 11X, Class DR, 6.08%, 05/15/38, (3-mo. EURIBOR + 3.80%)(a)(b)	EUR800	929,876
Arcano Euro Clo II DAC, Series 2X, Class D, 5.77%, 07/25/39, (3-mo. EURIBOR + 3.30%)(a)(b)	EUR1,000	1,153,149
Arcano Euro Clo IV DAC, Series 4X, Class D, 5.72%, 01/17/39, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR2,890	3,330,069
AREIT, Series 2025-CRE11, Class A, 5.23%, 07/25/43, (1-mo. CME Term SOFR + 1.55%)(b)(c)	USD14,495	14,542,644
AREIT Ltd., Series 2025-CRE10, Class A, 5.07%, 12/17/29, (1-mo. CME Term SOFR + 1.39%)(b)(c)	USD10,146	10,153,956
Ares European CLO VIII DAC, Series 8XR, Class DRR, 5.45%, 04/17/39, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR1,250	1,441,437
Ares LIV CLO Ltd., Series 2019-54A, Class AR2, 5.06%, 07/15/38, (3-mo. CME Term SOFR + 1.31%)(b)(c)	USD2,000	2,004,804
Ares Loan Funding I Ltd.
Series 2021-ALFA, Class AR, 4.92%, 04/15/39, (3-mo. CME Term SOFR + 1.17%)(b)(c)	USD4,000	3,998,070
Series 2021-ALFA, Class D2R, 7.75%, 04/15/39, (3-mo. CME Term SOFR + 4.00%)(b)(c)	USD1,000	989,402
Series 2021-ALFA, Class ER, 8.85%, 04/15/39, (3-mo. CME Term SOFR + 5.10%)(b)(c)	USD1,000	969,397
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D1R, 6.50%, 10/15/38, (3-mo. CME Term SOFR + 2.75%)(b)(c)	USD1,000	998,742
Ares Loan Funding VIII Ltd., Series 2024-ALF8, Class A1, 5.03%, 01/24/38, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD2,500	2,503,225
Ares LXVI CLO Ltd., Series 2022-66A, Class A1R2, 5.08%, 10/25/38, (3-mo. CME Term SOFR + 1.27%)(b)(c)	USD2,675	2,679,021
Ares LXX CLO Ltd., Series 2023-70A, Class A1R, 5.06%, 01/25/39, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD5,500	5,503,731
Ares XXVII CLO Ltd., Series 2013-2A, Class BR3, 5.49%, 10/28/34, (3-mo. CME Term SOFR + 1.65%)(b)(c)	USD226	226,145
ARI Fleet Lease Trust
Series 2023-A, Class B, 5.69%, 02/17/32(c)	USD2,288	2,303,804
Series 2024-A, Class B, 5.16%, 11/15/32(c)	USD829	833,472
Series 2024-A, Class C, 5.38%, 11/15/32(c)	USD469	472,244

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Arini European CLO IV DAC, Series 4X, Class D, 5.93%, 01/15/38, (3-mo. EURIBOR + 3.50%)(a)(b)	EUR1,660	$1,914,130
Arini European CLO V DAC, Series 5X, Class D, 5.23%, 01/15/39, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR1,560	1,797,467
Arini European Clo X DAC, Series 10X, Class D, 5.44%, 07/15/40, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR1,240	1,435,314
Asimi Funding PLC
Series 2025-1, Class A, 4.69%, 05/16/32, (1-day SONIA+ 0.95%)(a)(b)	GBP222	299,920
Series 2025-1, Class B, 5.14%, 05/16/32, (1-day SONIA+ 1.40%)(a)(b)	GBP116	156,449
Series 2025-1, Class C, 5.49%, 05/16/32, (1-day SONIA+ 1.75%)(a)(b)	GBP91	123,053
Series 2025-1, Class D, 6.14%, 05/16/32, (1-day SONIA+ 2.40%)(a)(b)	GBP48	65,610
Series 2025-2, Class B, 4.94%, 12/16/32, (1-day SONIA+ 1.20%)(a)(b)	GBP1,347	1,817,871
Series 2025-2, Class C, 5.24%, 12/16/32, (1-day SONIA+ 1.50%)(a)(b)	GBP275	370,889
Series 2025-2, Class D, 5.49%, 12/16/32, (1-day SONIA+ 1.75%)(a)(b)	GBP282	379,582
Series 2025-2, Class E, 6.54%, 12/16/32, (1-day SONIA+ 2.80%)(a)(b)	GBP544	733,265
Series 2025-2, Class F, 8.54%, 12/16/32, (1-day SONIA+ 4.80%)(a)(b)	GBP556	752,555
Asset-Backed European Securitisation Transaction Twenty-Five SRL
Series 25, Class B, 3.52%, 11/15/39, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR98	113,499
Series 25, Class C, 3.87%, 11/15/39, (1-mo. EURIBOR + 1.60%)(a)(b)	EUR70	80,496
Series 25, Class D, 4.77%, 11/15/39, (1-mo. EURIBOR + 2.50%)(a)(b)	EUR70	81,145
Series 25, Class E, 6.27%, 11/15/39, (1-mo. EURIBOR + 4.00%)(a)(b)	EUR90	104,050
Asset-Backed European Securitisation Transaction Twenty-Four Srl
Series 2024-R, Class C, 3.57%, 08/16/40, (1-mo. EURIBOR + 1.30%)(a)(b)	EUR478	549,908
Series 2024-R, Class D, 3.87%, 08/16/40, (1-mo. EURIBOR + 1.60%)(a)(b)	EUR525	608,267
Asset-Backed European Securitisation Transaction Twenty-Four SRL, Series 2024-R, Class B, 3.42%, 08/16/40, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR3,352	3,869,591
Asset-Backed European Securitisation Transaction Twenty-Three SARL
3.51%, 03/21/34(a)(b)	EUR414	479,658
Series 23, Class C, 3.81%, 03/21/34, (1-mo. EURIBOR + 1.60%)(a)(b)	EUR69	80,124
Security	Par (000)	Value
Series 23, Class D, 4.11%, 03/21/34, (1-mo. EURIBOR + 1.90%)(a)(b)	EUR69	$80,097
Series 23, Class E, 4.61%, 03/21/34, (1-mo. EURIBOR + 2.40%)(a)(b)	EUR69	80,336
Atrium XV, Series 15A, Class A1R, 5.18%, 07/16/36, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD1,000	1,000,204
Aurium CLO VII DAC, Series 7X, Class DR, 5.58%, 10/15/38, (3-mo. EURIBOR + 3.15%)(a)(b)	EUR720	827,154
Aurium CLO XIII DAC, Series 13X, Class D, 5.23%, 04/15/38, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR1,100	1,264,033
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class B, 3.38%, 12/29/36, (1-mo. EURIBOR + 1.20%)(a)(b)	EUR209	241,384
Series 2024-1, Class C, 3.88%, 12/29/36, (1-mo. EURIBOR + 1.70%)(a)(b)	EUR58	67,158
Series 2024-1, Class D, 4.48%, 12/29/36, (1-mo. EURIBOR + 2.30%)(a)(b)	EUR58	67,507
Series 2025-1, Class B, 3.20%, 12/28/40, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR561	646,071
Series 2025-1, Class C, 3.45%, 12/28/40, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR140	160,944
Series 2025-1, Class D, 4.10%, 12/28/40, (1-mo. EURIBOR + 1.90%)(a)(b)	EUR86	99,704
Series 2025-2, Class B, 3.17%, 06/25/40, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR2,576	2,963,766
Series 2025-2, Class C, 3.37%, 06/25/40, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR523	599,685
Auto ABS Spanish Loans
Series 2026-1, Class C, 3.25%, 12/28/38, (1-mo. EURIBOR + 1.05%)(a)(b)	EUR500	572,035
Series 2026-1, Class D, 3.80%, 12/28/38, (1-mo. EURIBOR + 1.60%)(a)(b)	EUR300	346,054
Auto ABS Spanish Loans FT, Series 2024-1, Class B, 3.51%, 09/28/38, (1-mo. EURIBOR + 1.30%)(a)(b)	EUR270	312,729
Auto1 Car Funding Sarl Compartment FinanceHero 2
Series 2, Class B, 3.07%, 07/16/35, (1-mo. EURIBOR + 0.85%)(a)(b)	EUR153	176,443
Series 2, Class C, 3.52%, 07/16/35, (1-mo. EURIBOR + 1.30%)(a)(b)	EUR77	88,403
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto1 Car Funding Sarl Compartment FinanceHero 3
Series 3, Class C, 3.47%, 07/15/35, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR300	$345,709
Series 3, Class D, 3.92%, 07/15/35, (1-mo. EURIBOR + 1.70%)(a)(b)	EUR100	115,557
AutoFlorence 4 SRL
Series 4, Class B, 3.33%, 12/24/44, (1-mo. EURIBOR + 1.05%)(a)(b)	EUR1,032	1,188,805
Series 4, Class C, 3.73%, 12/24/44, (1-mo. EURIBOR + 1.45%)(a)(b)	EUR572	658,914
AutoNoria Spain FT
Series 2025-SP, Class B, 3.22%, 04/30/43, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR446	513,294
Series 2025-SP, Class C, 3.42%, 04/30/43, (1-mo. EURIBOR + 1.20%)(a)(b)	EUR89	102,884
Series 2025-SP, Class D, 3.72%, 04/30/43, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR89	102,535
Series 2025-SP, Class E, 5.22%, 04/30/43, (1-mo. EURIBOR + 3.00%)(a)(b)	EUR89	103,541
Avoca CLO, Series 36X, Class D, 1.00%, 07/15/40, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR1,350	1,566,436
Avoca CLO XVIII DAC, Series 18X, Class DR, 5.48%, 01/15/38, (3-mo. EURIBOR + 3.05%)(a)(b)	EUR1,170	1,354,835
Bain Capital Credit CLO Ltd.
Series 2024-6A, Class A1, 5.06%, 01/21/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD750	751,076
Series 2025-3A, Class C, 5.70%, 07/23/38, (3-mo. CME Term SOFR + 1.95%)(b)(c)	USD1,529	1,533,281
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1R, 5.08%, 01/15/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD250	250,349
Ballyrock CLO 20 Ltd., Series 2022-20A, Class C1R3, 6.55%, 10/15/36, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD1,000	989,136
Ballyrock CLO 25 Ltd., Series 2023-25A, Class A1AR, 4.99%, 01/25/38, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD2,900	2,898,230
Ballyrock CLO 28 Ltd., Series 2024-28A, Class A2, 5.43%, 01/20/38, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD500	501,625
Barings CLO Ltd., Series 2024-2A, Class A1, 5.18%, 07/15/39, (3-mo. CME Term SOFR + 1.43%)(b)(c)	USD1,200	1,202,161
Battalion CLO 17 Ltd., Series 2021-17A, Class CRR, 5.78%, 03/09/34, (3-mo. CME Term SOFR + 2.05%)(b)(c)	USD1,000	1,000,395
Battalion CLO VIII Ltd., Series 2015-8A, Class BR3, 4.98%, 07/18/30, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD797	796,841
Security	Par (000)	Value
Battalion CLO XII Ltd., Series 2018-12A, Class CRR, 5.20%, 05/17/31, (3-mo. CME Term SOFR + 1.55%)(b)(c)	USD1,170	$1,169,415
Battalion CLO XIX Ltd.
Series 2021-19A, Class AR, 4.79%, 04/15/34, (3-mo. CME Term SOFR + 1.04%)(b)(c)	USD891	890,641
Series 2021-19A, Class CR, 5.80%, 04/15/34, (3-mo. CME Term SOFR + 2.05%)(b)(c)	USD1,000	1,002,901
Battalion Clo XV Ltd., Series 2020-15A, Class BR, 5.25%, 01/17/33, (3-mo. CME Term SOFR + 1.50%)(b)(c)	USD1,000	998,990
Battalion CLO XV Ltd., Series 2020-15A, Class A1RR, 4.73%, 01/17/33, (3-mo. CME Term SOFR + 0.98%)(b)(c)	USD2,197	2,197,371
Battalion CLO XXI Ltd., Series 2021-21A, Class AR, 4.90%, 07/15/34, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD1,623	1,624,330
BBAM European CLO I DAC, Series 1X, Class DRR, 5.59%, 10/22/38, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR100	115,659
BBAM European CLO X DAC, Series 10X, Class D, 1.00%, 07/15/39, (3-mo. EURIBOR + 2.75%)(a)(b)	EUR1,100	1,268,465
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, 5.06%, 01/27/39, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD5,000	5,007,590
BDS LLC
Series 2024-FL13, Class A, 5.25%, 09/19/39, (1-mo. CME Term SOFR + 1.58%)(b)(c)	USD6,666	6,674,222
Series 2025-FL14, Class A, 4.95%, 10/17/42, (1-mo. CME Term SOFR + 1.28%)(b)(c)	USD7,895	7,895,304
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class M1, 4.27%, 11/25/36, (1-mo. CME Term SOFR + 0.55%)(b)	USD2,036	2,065,112
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 5.11%, 10/25/38, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD5,000	5,010,253
Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class A1, 4.97%, 01/15/39, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD2,000	2,001,357
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DTR5, 6.38%, 10/20/38, (3-mo. CME Term SOFR + 2.65%)(b)(c)	USD3,000	2,996,981
Benefit Street Partners Clo XLV Ltd., Series 2025-45A, Class D1, 6.23%, 01/20/39, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD500	497,517
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D1R2, 6.45%, 01/17/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD250	249,765

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Benefit Street Partners Clo XXII Ltd., Series 2020-22AR, Class D1R3, 6.33%, 07/20/39, (3-mo. CME Term SOFR + 2.60%)(b)(c)	USD1,000	$1,000,000
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class DRR, 6.48%, 04/20/35, (3-mo. CME Term SOFR + 2.75%)(b)(c)	USD1,000	1,000,000
Benefit Street Partners CLO XXIX Ltd.
Series 2022-29A, Class AR, 4.99%, 01/25/38, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD6,260	6,254,558
Series 2022-29A, Class BR, 5.31%, 01/25/38, (3-mo. CME Term SOFR + 1.50%)(b)(c)	USD1,000	1,000,700
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, 5.10%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD7,500	7,511,242
Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class AR, 5.08%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD530	530,771
Benefit Street Partners CLO XXXIX Ltd., Series 2025-39A, Class D1, 6.30%, 04/15/38, (3-mo. CME Term SOFR + 2.55%)(b)(c)	USD1,550	1,553,750
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 5.46%, 01/25/38, (3-mo. CME Term SOFR + 1.65%)(b)(c)	USD2,000	2,002,860
Bethpage Park CLO Ltd.
Series 2021-1A, Class CR, 5.75%, 10/15/36, (3-mo. CME Term SOFR + 2.00%)(b)(c)	USD2,500	2,505,854
Series 2021-1A, Class D, 6.96%, 10/15/36, (3-mo. CME Term SOFR + 3.21%)(b)(c)	USD500	479,399
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, 5.12%, 01/22/38, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD450	450,900
Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 5.09%, 01/22/38, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD1,650	1,652,896
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D1R, 6.88%, 10/19/37, (3-mo. CME Term SOFR + 3.15%)(b)(c)	USD1,000	986,126
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R2, 5.23%, 07/15/37, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD2,000	2,000,000
Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 5.11%, 07/20/37, (3-mo. CME Term SOFR + 1.38%)(b)(c)	USD6,540	6,559,607
Blackthorn Park CLO, Series 1X, Class D, 1.00%, 10/15/39, (3-mo. EURIBOR + 2.75%)(a)(b)	EUR1,320	1,531,639
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 6.63%, 10/20/37, (3-mo. CME Term SOFR + 2.90%)(b)(c)	USD1,000	991,745
Security	Par (000)	Value
BlueMountain CLO Ltd.
Series 2015-4A, Class A1R2, 4.68%, 04/20/30, (3-mo. CME Term SOFR + 0.95%)(b)(c)	USD393	$393,399
Series 2016-3A, Class A1R2, 4.85%, 11/15/30, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD183	182,775
Series 2016-3A, Class A2R2, 5.35%, 11/15/30, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,000	1,000,175
Series 2018-2A, Class A, 5.02%, 08/15/31, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD449	448,787
Series 2018-2A, Class B, 5.61%, 08/15/31, (3-mo. CME Term SOFR + 1.96%)(b)(c)	USD250	249,875
Series 2018-3A, Class A1R, 5.00%, 10/25/30, (3-mo. CME Term SOFR + 1.19%)(b)(c)	USD295	295,609
Series 2018-3A, Class BR, 5.66%, 10/25/30, (3-mo. CME Term SOFR + 1.85%)(b)(c)	USD1,900	1,898,062
BlueMountain CLO XXII Ltd.
Series 2018-22A, Class A1, 5.09%, 07/15/31, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD17	16,558
Series 2018-22A, Class B, 5.51%, 07/15/31, (3-mo. CME Term SOFR + 1.76%)(b)(c)	USD1,250	1,249,313
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class BR, 5.59%, 04/20/34, (3-mo. CME Term SOFR + 1.86%)(b)(c)	USD250	250,035
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class AR2, 4.86%, 07/25/34, (3-mo. CME Term SOFR + 1.05%)(b)(c)	USD1,250	1,249,972
BlueMountain CLO XXX Ltd., Series 2020-30A, Class AR2, 4.90%, 04/15/35, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD2,900	2,900,931
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class CR, 5.63%, 04/20/35, (3-mo. CME Term SOFR + 1.90%)(b)(c)	USD1,173	1,172,759
Brant Point CLO Ltd.
Series 2024-5A, Class D1, 6.83%, 10/20/37, (3-mo. CME Term SOFR + 3.10%)(b)(c)	USD1,000	1,004,599
Series 2025-9A, Class C, 5.68%, 01/20/39, (3-mo. CME Term SOFR + 1.95%)(b)(c)	USD1,050	1,053,182
BRAVO Residential Funding Trust, Series 2024-CES2, Class A1A, 5.55%, 09/25/54(c)(d)	USD3,264	3,264,456
Bridge Street CLO III Ltd., Series 2022-1A, Class A1R, 5.15%, 10/20/37, (3-mo. CME Term SOFR + 1.42%)(b)(c)	USD2,000	2,004,260
Bridge Street CLO IV Ltd., Series 2024-1A, Class A1R, 4.93%, 04/20/39, (3-mo. CME Term SOFR + 1.29%)(b)(c)	USD4,250	4,254,373
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bridge Street CLO V Ltd., Series 2025-1A, Class D1A, 6.58%, 04/20/38, (3-mo. CME Term SOFR + 2.85%)(b)(c)	USD3,800	$3,796,220
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, 5.03%, 01/15/39, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD4,000	4,006,179
Bridgepoint Clo XI DAC, Series 11X, Class D, 5.52%, 07/20/39, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR548	631,926
Brignole Co.
Series 2024, Class B, 3.38%, 02/24/42, (1-mo. EURIBOR + 1.20%)(a)(b)	EUR63	72,271
Series 2024, Class D, 6.18%, 02/24/42, (1-mo. EURIBOR + 4.00%)(a)(b)	EUR40	45,999
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, 4.95%, 04/15/38, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD1,000	999,392
Series 2023-19A, Class D1R, 6.55%, 04/15/38, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD750	748,986
Series 2023-19A, Class D2R, 7.70%, 04/15/38, (3-mo. CME Term SOFR + 3.95%)(b)(c)	USD1,500	1,486,646
Series 2024-25A, Class A1, 5.07%, 01/18/38, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD2,500	2,503,486
BSPDF Issuer LLC
Series 2025-FL2, Class A, 5.20%, 12/15/42, (1-mo. CME Term SOFR + 1.52%)(b)(c)	USD8,217	8,230,577
Series 2026-FL3, Class A, 5.12%, 09/18/43, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD10,000	10,017,460
BVBA Consumer Auto FT
Series 2025-1, Class B, 3.24%, 05/19/42, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR267	307,089
Series 2025-1, Class C, 3.54%, 05/19/42, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR89	102,651
Series 2026-1, Class C, 3.32%, 02/25/42, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR400	460,645
BVBA Consumer Fondo de Titulizacion
Series 2026-1, Class B, 3.17%, 05/20/39, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR1,594	1,828,828
Series 2026-1, Class D, 4.72%, 05/20/39, (3-mo. EURIBOR + 2.50%)(a)(b)	EUR1,219	1,403,377
Series 2026-1, Class E, 5.72%, 05/20/39, (3-mo. EURIBOR + 3.50%)(a)(b)	EUR469	539,878
Series 2026-1, Class F, 7.32%, 05/20/39, (3-mo. EURIBOR + 5.10%)(a)(b)	EUR750	862,257
BXMT Ltd., Series 2025-FL5, Class A, 5.31%, 10/18/42, (1-mo. CME Term SOFR + 1.64%)(b)(c)	USD13,185	13,210,041
Security	Par (000)	Value
California Street CLO IX LP, Series 2012-9A, Class AR3, 5.15%, 07/16/32, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD165	$164,796
Canyon Capital CLO Ltd.
Series 2016-1A, Class CR2, 5.15%, 07/15/31, (3-mo. CME Term SOFR + 1.05%)(b)(c)	USD250	249,649
Series 2019-2A, Class CR2, 5.65%, 10/15/34, (3-mo. CME Term SOFR + 1.90%)(b)(c)	USD2,000	2,001,940
Series 2021-2A, Class B1, 5.76%, 04/15/34, (3-mo. CME Term SOFR + 2.01%)(b)(c)	USD250	249,955
Series 2022-2A, Class A1R, 4.93%, 04/15/38, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD2,835	2,831,180
Canyon CLO Ltd.
Series 2018-1A, Class AR1, 4.80%, 10/15/34, (3-mo. CME Term SOFR + 1.05%)(b)(c)	USD1,000	999,979
Series 2021-4A, Class AR, 4.85%, 10/15/34, (3-mo. CME Term SOFR + 1.10%)(b)(c)	USD1,750	1,751,452
Series 2023-2A, Class BR, 5.28%, 07/15/39, (3-mo. CME Term SOFR + 1.60%)(b)(c)	USD1,000	999,660
Series 2026-1A, Class A1, 4.93%, 04/15/39, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD1,000	999,305
Capital Four CLO VIII DAC, Series 8X, Class D, 5.72%, 10/25/37, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR1,360	1,574,117
Cardiff Auto Receivables Securitisation PLC
5.63%, 08/20/31(a)(b)	GBP230	311,127
Series 2024-1, Class B, 5.14%, 08/20/31, (1-day SONIA+ 1.40%)(a)(b)	GBP381	514,081
Series 2024-1, Class D, 6.34%, 08/20/31, (1-day SONIA+ 2.60%)(a)(b)	GBP175	237,986
Carlyle Euro CLO DAC, Series 2026-1X, Class C, 1.00%, 07/15/39, (3-mo. EURIBOR + 2.85%)(a)(b)	EUR1,250	1,441,437
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class BR2, 5.51%, 10/21/37, (3-mo. CME Term SOFR + 1.78%)(b)(c)	USD1,000	1,001,720
Series 2019-2A, Class AR2, 5.11%, 10/15/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD3,000	3,004,377
Series 2021-2A, Class A1R, 4.88%, 04/20/38, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD1,405	1,403,253
Series 2022-2A, Class A1R, 5.09%, 01/20/38, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD1,000	1,001,865
Series 2023-1A, Class D1R, 6.58%, 07/20/37, (3-mo. CME Term SOFR + 2.85%)(b)(c)	USD1,750	1,745,557
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class M2, 4.27%, 05/25/36, (1-mo. CME Term SOFR + 0.55%)(b)	USD1,237	1,096,929

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
CarVal CLO I Ltd.
Series 2018-1A, Class AR, 5.02%, 07/16/31, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD310	$310,035
Series 2018-1A, Class BR, 5.64%, 07/16/31, (3-mo. CME Term SOFR + 1.85%)(b)(c)	USD1,750	1,748,233
CarVal CLO II Ltd., Series 2019-1A, Class AR2, 4.75%, 04/20/32, (3-mo. CME Term SOFR + 1.02%)(b)(c)	USD673	673,148
Carval Clo X-C Ltd., Series 2024-2A, Class C, 5.73%, 07/20/37, (3-mo. CME Term SOFR + 2.00%)(b)(c)	USD1,000	1,001,066
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 02/25/46(c)	USD217	197,458
Cbam Ltd., Series 2018-7A, Class B1, 5.59%, 07/20/31, (3-mo. CME Term SOFR + 1.86%)(b)(c)	USD300	299,697
CBAM Ltd., Series 2018-5A, Class A1R, 5.09%, 10/17/38, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD3,000	3,004,575
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR2, 5.01%, 10/20/38, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD3,500	3,504,673
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73%, 05/29/32, (3-mo. CME Term SOFR + 1.06%)(b)(c)	USD1,028	1,028,908
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class AR, 5.13%, 10/15/37, (3-mo. CME Term SOFR + 1.38%)(b)(c)	USD550	551,038
Cedar Funding XIX CLO Ltd., Series 2024-19A, Class A1, 5.08%, 01/23/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD1,000	1,001,272
CIFC European Funding CLO I DAC, Series 1XR, Class DRR, 1.00%, 07/15/40, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR1,350	1,556,752
CIFC European Funding CLO II DAC, Series 2X, Class DR, 5.43%, 10/15/39, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR1,440	1,660,750
CIFC European Funding CLO III DAC, Series 3X, Class DR, 4.98%, 01/15/39, (3-mo. EURIBOR + 2.55%)(a)(b)	EUR2,501	2,864,109
CIFC Funding Ltd.
Series 2014-4RA, Class BRR, 5.55%, 01/17/35, (3-mo. CME Term SOFR + 1.80%)(b)(c)	USD3,000	3,002,917
Series 2017-5A, Class AR, 5.16%, 07/17/37, (3-mo. CME Term SOFR + 1.41%)(b)(c)	USD4,170	4,173,254
Series 2018-2A, Class A1R, 5.10%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD2,250	2,253,825
Series 2018-2A, Class BR, 5.48%, 10/20/37, (3-mo. CME Term SOFR + 1.75%)(b)(c)	USD2,500	2,507,801
Series 2018-3A, Class BR, 5.38%, 10/18/38, (3-mo. CME Term SOFR + 1.65%)(b)(c)	USD640	641,958
Security	Par (000)	Value
Series 2018-3A, Class D1R, 6.43%, 10/18/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD3,000	$2,997,506
Series 2018-5A, Class D1R, 6.85%, 07/15/38, (3-mo. CME Term SOFR + 3.10%)(b)(c)	USD2,000	1,999,996
Series 2019-3A, Class D1R2, 6.54%, 01/16/38, (3-mo. CME Term SOFR + 2.75%)(b)(c)	USD1,820	1,822,626
Series 2019-5A, Class D1R2, 6.45%, 10/15/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD3,440	3,435,699
Series 2019-6A, Class A1R, 5.24%, 07/16/37, (3-mo. CME Term SOFR + 1.45%)(b)(c)	USD5,200	5,201,740
Series 2021-1A, Class BR, 5.56%, 07/25/37, (3-mo. CME Term SOFR + 1.75%)(b)(c)	USD250	250,792
Series 2021-3A, Class A1R, 4.98%, 10/15/38, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD1,000	1,000,293
Series 2021-4A, Class AR, 5.11%, 07/23/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD2,250	2,252,052
Series 2021-4A, Class DR, 6.70%, 07/23/37, (3-mo. CME Term SOFR + 2.95%)(b)(c)	USD3,730	3,729,765
Series 2021-6A, Class A1R, 4.88%, 07/15/39, (3-mo. CME Term SOFR + 1.21%)(b)(c)	USD4,500	4,500,000
Series 2022-7A, Class CR, 5.63%, 01/22/38, (3-mo. CME Term SOFR + 1.90%)(b)(c)	USD730	731,574
Series 2024-2AR, Class A1R, 1.00%, 04/22/37	USD2,000	2,000,000
Series 2024-3AR, Class A1R, 5.04%, 07/21/39, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD1,750	1,750,000
Series 2025-1A, Class A, 4.90%, 04/23/38, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD1,000	998,397
Series 2025-1A, Class D1, 6.25%, 04/23/38, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD2,500	2,501,657
Series 2025-2A, Class A, 4.88%, 04/15/38, (3-mo. CME Term SOFR + 1.13%)(b)(c)	USD1,300	1,297,597
Series 2025-4A, Class A1, 5.07%, 10/24/38, (3-mo. CME Term SOFR + 1.29%)(b)(c)	USD1,000	1,002,307
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, 5.59%, 10/25/37, (1-mo. CME Term SOFR + 2.74%)(b)(c)	USD4,000	3,916,598
Series 2007-1, Class 1M3, 5.59%, 10/25/37, (1-mo. CME Term SOFR + 2.74%)(b)(c)	USD3,321	3,539,353
Series 2007-1, Class 2M2, 5.59%, 10/25/37, (1-mo. CME Term SOFR + 2.74%)(b)(c)	USD1,516	1,457,857
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3B, 4.04%, 05/25/37, (1-mo. CME Term SOFR + 0.31%)(b)	USD1,277	$854,693
College Avenue Student Loans LLC
Series 2021-A, Class A2, 1.60%, 07/25/51(c)	USD267	243,584
Series 2021-B, Class A1, 4.64%, 06/25/52, (1-mo. CME Term SOFR + 0.91%)(b)(c)	USD651	646,398
Series 2021-C, Class A1, 4.74%, 07/26/55, (1-mo. CME Term SOFR + 1.01%)(b)(c)	USD851	845,558
Series 2021-C, Class B, 2.72%, 07/26/55(c)	USD123	111,671
Series 2021-C, Class C, 3.06%, 07/26/55(c)	USD60	55,744
Compartment Driver UK Ten, Series 10, Class B, 4.74%, 04/25/33, (1-day SONIA+ 1.00%)(a)(b)	GBP500	673,606
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(c)	USD6,203	6,031,658
Compass Datacenters Issuer III LLC
Series 2025-3A, Class A2, 5.29%, 07/25/50(c)	USD3,311	3,238,706
Series 2026-1A, Class A22, 5.29%, 02/25/56(c)	USD4,024	3,940,307
Series 2026-1A, Class A23, 5.44%, 02/25/56(c)	USD3,858	3,754,038
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(c)	USD1,013	1,016,274
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A, Class A2, 5.52%, 12/20/55(c)	USD11,516	11,507,346
Series 2025-4A, Class B, 5.77%, 12/20/55(c)	USD8,626	8,567,172
Series 2026-1A, Class A2, 5.08%, 03/20/56(c)	USD3,544	3,456,628
Series 2026-1A, Class B, 5.42%, 03/20/56(c)	USD2,032	1,973,719
Contego CLO V DAC, Series 5X, Class DR, 5.53%, 10/15/37, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR1,560	1,782,755
Contego CLO VII DAC, Series 7X, Class DR, 5.62%, 01/23/38, (3-mo. EURIBOR + 3.45%)(a)(b)	EUR1,980	2,284,282
Contego CLO XI DAC, Series 11X, Class DR, 5.42%, 11/20/38, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR850	974,958
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class M1, 4.21%, 06/25/37, (1-mo. CME Term SOFR + 0.49%)(b)	USD2,207	2,107,443
CQS U.S. Clo 6 Ltd.
Series 2026-6A, Class A1, 4.98%, 03/31/39, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD1,000	1,001,110
Series 2026-6A, Class B, 5.28%, 03/31/39, (3-mo. CME Term SOFR + 1.55%)(b)(c)	USD1,000	999,800
Security	Par (000)	Value
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB2, Class M1, 4.62%, 07/25/33, (1-mo. CME Term SOFR + 0.89%)(b)	USD3,121	$3,143,453
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, 5.16%, 01/15/38, (3-mo. CME Term SOFR + 1.41%)(b)(c)	USD1,250	1,252,425
Series 2024-1A, Class D, 6.85%, 01/15/38, (3-mo. CME Term SOFR + 3.10%)(b)(c)	USD250	250,258
Crop26
6.19%, 02/15/30	USD5,000	5,000,000
8.95%, 02/15/30	USD2,300	2,300,000
Cross 2025-CES1 Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60(c)(d)	USD3,446	3,425,954
Crown City CLO I, Series 2020-1A, Class A1RR, 5.10%, 07/20/38, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD5,800	5,810,692
Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, 5.01%, 02/28/38, (3-mo. CME Term SOFR + 1.26%)(b)(c)	USD2,000	2,002,029
Crown Point CLO 8 Ltd., Series 2019-8A, Class AR, 5.18%, 10/20/34, (3-mo. CME Term SOFR + 1.45%)(b)(c)	USD250	250,064
CVC Cordatus Loan Fund IX DAC, Series 9X, Class DRR, 5.42%, 05/20/40, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR1,000	1,154,415
CWABS Asset-Backed Certificates Trust
Series 2004-9, Class MF3, 5.67%, 08/25/34(b)	USD1,937	1,703,253
Series 2006-22, Class M1, 4.18%, 05/25/47, (1-mo. CME Term SOFR + 0.46%)(b)	USD2,243	2,169,418
CWHEQ Revolving Home Equity Loan Trust Series, Series 2006-F, Class 1A, 3.93%, 07/15/36, (1-mo. CME Term SOFR + 0.25%)(b)	USD990	940,478
D2 Multifamily Credit Issuer Ltd., Series 2026-FL1, Class A, 5.12%, 11/19/43, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD2,250	2,251,661
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(c)	USD5,237	5,149,554
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55(c)(d)	USD8,980	8,910,961
Diameter Capital CLO, Series 2024-7A, Class A1R, 3.74%, 07/20/39, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD3,500	3,499,520
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1R, 5.14%, 10/15/37, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD3,000	3,005,608
Series 2021-2A, Class DR, 9.90%, 10/15/37, (3-mo. CME Term SOFR + 6.15%)(b)(c)	USD1,500	1,502,932
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1R, 5.08%, 01/15/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD7,000	7,009,873

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
DigitalBridge Issuer LLC, Series 2026-1A, Class A2, 6.33%, 06/25/56(c)	USD3,637	$3,612,471
Dowson PLC
Series 2024-1, Class B, 4.98%, 08/20/31, (1-day SONIA + 1.25%)(a)(b)	GBP665	896,791
Series 2024-1, Class C, 5.34%, 08/20/31, (1-day SONIA+ 1.60%)(a)(b)	GBP118	159,288
Series 2024-1, Class D, 6.09%, 08/20/31, (1-day SONIA+ 2.35%)(a)(b)	GBP100	135,543
Series 2024-1, Class E, 7.69%, 08/20/31, (1-day SONIA+ 3.95%)(a)(b)	GBP500	680,688
Series 2024-1, Class F, 10.69%, 08/20/31, (1-day SONIA+ 6.95%)(a)(b)	GBP500	682,407
Series 2025-1, Class B, 4.84%, 12/20/32, (1-day SONIA+ 1.10%)(a)(b)	GBP1,946	2,621,784
Series 2025-1, Class C, 5.24%, 12/20/32, (1-day SONIA+ 1.50%)(a)(b)	GBP299	403,620
Series 2025-1, Class D, 5.64%, 12/20/32, (1-day SONIA+ 1.90%)(a)(b)	GBP329	444,420
Series 2025-1, Class E, 6.64%, 12/20/32, (1-day SONIA+ 2.90%)(a)(b)	GBP374	506,958
Series 2025-1, Class F, 8.99%, 12/20/32, (1-day SONIA+ 5.25%)(a)(b)	GBP471	636,845
Series 2026-1, Class C, 5.14%, 05/20/33, (1-day SONIA+ 1.40%)(a)(b)	GBP487	656,641
Series 2026-1, Class D, 5.39%, 05/20/33, (1-day SONIA+ 1.65%)(a)(b)	GBP398	536,638
Series 2026-1, Class E, 6.24%, 05/20/33, (1-day SONIA+ 2.50%)(a)(b)	GBP566	763,985
Series 2026-1, Class F, 8.44%, 05/20/33, (1-day SONIA+ 4.70%)(a)(b)	GBP532	717,289
Series 2026-1, Class X1, 7.49%, 05/20/33, (1-day SONIA+ 3.75%)(a)(b)	GBP1,267	1,709,167
Dryden 115 CLO Ltd., Series 2024-115A, Class DR, 6.73%, 04/18/37, (3-mo. CME Term SOFR + 3.00%)(b)(c)	USD3,000	3,009,285
Dryden 121 CLO Ltd., Series 2024-121A, Class D1, 6.65%, 01/15/37, (3-mo. CME Term SOFR + 2.90%)(b)(c)	USD1,000	1,004,749
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, 4.80%, 08/15/31, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD2,788	2,789,634
Dryden 41 Senior Loan Fund, Series 2015-41A, Class CR, 5.76%, 04/15/31, (3-mo. CME Term SOFR + 2.01%)(b)(c)	USD1,120	1,122,217
Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 5.05%, 01/15/31, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD1,710	1,709,886
Dryden 64 CLO Ltd., Series 2018-64A, Class A, 4.96%, 04/18/31, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD97	97,371
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, 5.12%, 10/15/37, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD15,250	15,276,154
Dwight Issuer LLC, Series 2025-FL1, Class A, 5.33%, 06/18/42, (1-mo. CME Term SOFR + 1.66%)(b)(c)	USD1,570	1,571,472
Eaton Vance CLO Ltd., Series 2020-1A, Class ARR, 5.14%, 10/15/37, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD822	823,431
Security	Par (000)	Value
ECARAT DE SA Compartment
Series 2025-2, Class B, 3.08%, 02/25/37, (1-mo. EURIBOR + 0.80%)(a)(b)	EUR200	$230,295
Series 2025-2, Class C, 3.33%, 02/25/37, (1-mo. EURIBOR + 1.05%)(a)(b)	EUR100	114,960
ECARAT DE SA Compartment Lease
Series 2025-1, Class B, 3.22%, 05/25/34, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR483	557,717
Series 2025-1, Class C, 3.47%, 05/25/34, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR193	223,445
Series 2026-1, Class B, 3.23%, 10/25/34, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR2,000	2,306,996
Series 2026-1, Class C, 3.43%, 10/25/34, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR500	575,722
Series 2026-1, Class D, 3.73%, 10/25/34, (1-mo. EURIBOR + 1.45%)(a)(b)	EUR500	576,224
E-Carat U.K. PLC
Series 2026-1, Class C, 4.94%, 01/26/34, (1-day SONIA+ 1.20%)(a)(b)	GBP133	179,210
Series 2026-1, Class D, 5.19%, 01/26/34, (1-day SONIA+ 1.45%)(a)(b)	GBP168	226,298
Series 2026-1, Class E, 6.44%, 01/26/34, (1-day SONIA+ 2.70%)(a)(b)	GBP375	505,211
Series 2026-1, Class F, 8.09%, 01/26/34, (1-day SONIA+ 4.35%)(a)(b)	GBP410	556,789
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, 5.70%, 03/22/57, (1-day SONIA+ 1.95%)(a)(b)	GBP144	195,902
Series 2024-1, Class D, 6.30%, 03/22/57, (1-day SONIA+ 2.55%)(a)(b)	GBP99	135,866
Edgeconnex Data Centers Europe BV, Series 2026-1X, Class A2, 4.50%, 04/30/56(a)(d)	EUR4,230	4,863,580
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(c)	USD26	25,410
Eldridge CLO Ltd., Series 2026-4A, Class D1, 1.00%, 07/23/39, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD1,000	1,000,000
Elevation CLO Ltd., Series 2013-1A, Class A1R3, 5.07%, 07/25/38, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD3,500	3,507,544
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(c)	USD96	93,831
Series 2023-A, Class A, 6.37%, 02/04/48(c)	USD262	266,510
Series 2024-A, Class A, 5.56%, 08/25/49(c)	USD3,997	4,011,489
ELM Park CLO DAC, Series 1X, Class DR3, 5.63%, 01/15/38, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR2,729	3,133,424
Elmwood CLO 23 Ltd., Series 2023-2A, Class ER2, 9.08%, 07/16/39, (3-mo. CME Term SOFR + 5.40%)(b)(c)	USD1,000	999,776
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Elmwood CLO 25 Ltd., Series 2024-1A, Class DR, 6.55%, 04/17/37, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD1,000	$997,502
Elmwood CLO 31 Ltd., Series 2024-7A, Class A1, 5.10%, 07/17/37, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD1,000	1,000,000
Elmwood CLO 38 Ltd., Series 2025-1A, Class C, 5.43%, 04/22/38, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD250	249,919
Elmwood CLO 41 Ltd.
Series 2025-4A, Class A, 5.10%, 07/17/38, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD2,000	2,003,703
Series 2025-4A, Class E, 9.75%, 07/17/38, (3-mo. CME Term SOFR + 6.00%)(b)(c)	USD3,000	3,032,057
Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, 5.11%, 07/18/37, (3-mo. CME Term SOFR + 1.38%)(b)(c)	USD9,500	9,502,515
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, 5.11%, 10/17/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD1,000	1,000,000
Elmwood CLO XI Ltd., Series 2021-4A, Class D1R, 6.43%, 01/20/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD1,000	997,059
Elmwood European CLO 1, Series 2026-1X, Class D, 5.43%, 04/16/40, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR100	115,907
Empower CLO Ltd., Series 2023-2A, Class AR, 5.07%, 10/15/38, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD5,000	5,009,443
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 3.80%, 12/25/33(b)	USD517	458,799
FACT SA, Series 2024-1, Class B, 3.26%, 09/22/31, (1-mo. EURIBOR + 1.05%)(a)(b)	EUR300	346,296
Fair Oaks Loan Funding III DAC, Series 3X, Class DR, 5.43%, 10/15/34, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR1,160	1,341,794
FCT Noria
Series 2025-1, Class B, 3.12%, 07/25/43, (1-mo. EURIBOR + 0.90%)(a)(b)	EUR300	345,425
Series 2025-1, Class C, 3.37%, 07/25/43, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR100	115,401
Series 2025-1, Class D, 3.62%, 07/25/43, (1-mo. EURIBOR + 1.40%)(a)(b)	EUR100	114,368
Series 2025-1, Class E, 4.97%, 07/25/43, (1-mo. EURIBOR + 2.75%)(a)(b)	EUR100	115,623
Fidelity Grand Harbour CLO DAC
Series 2021-1X, Class D, 6.03%, 10/15/34, (3-mo. EURIBOR + 3.60%)(a)(b)	EUR1,000	1,157,778
Series 2023-1X, Class DR, 4.98%, 02/15/38, (3-mo. EURIBOR + 2.70%)(a)(b)	EUR2,040	2,334,452
FIGRE Trust
Series 2024-HE4, Class A, 5.06%, 09/25/54(b)(c)	USD4,981	4,946,411
Security	Par (000)	Value
Series 2025-HE1, Class A, 5.83%, 01/25/55(b)(c)	USD4,130	$4,144,409
Series 2025-HE7, Class A, 5.15%, 11/25/55(b)(c)	USD8,483	8,351,539
Series 2026-HE1, Class A, 4.98%, 01/25/56(b)(c)	USD4,388	4,300,935
Series 2026-HE1, Class B, 5.18%, 01/25/56(b)(c)	USD1,135	1,115,823
Series 2026-HE2, Class A, 5.05%, 01/25/56(b)(c)	USD6,492	6,374,601
Finance Ireland Auto Receivables No. 2 DAC, Series 2, Class B, 3.17%, 11/14/34, (1-mo. EURIBOR + 0.90%)(a)(b)	EUR161	185,631
Finance Ireland Auto Receivables No. 3 DAC
Series 3, Class B, 3.17%, 06/15/34, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR206	237,656
Series 3, Class C, 3.37%, 06/15/34, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR117	134,841
First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, 4.21%, 07/25/36, (1-mo. CME Term SOFR + 0.49%)(b)	USD3,048	2,601,646
First Mobility SARL - Compartment Swiss Lease, Series 2025-1, Class B, 3.12%, 10/14/32(a)(b)	EUR300	345,474
FirstKey Homes Trust, Series 2022-SFR1, Class E2, 5.00%, 05/19/39(c)	USD500	493,244
Flatiron CLO 19 Ltd., Series 2019-1A, Class CR2, 5.55%, 11/16/34, (3-mo. CME Term SOFR + 1.90%)(b)(c)	USD250	250,340
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1R, 5.09%, 10/19/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD250	250,375
Flatiron CLO 25 Ltd., Series 2024-2A, Class E, 9.00%, 10/17/37, (3-mo. CME Term SOFR + 5.25%)(b)(c)	USD780	774,885
Flatiron CLO Ltd., Series 2023-2A, Class D1R, 6.10%, 01/15/39, (3-mo. CME Term SOFR + 2.35%)(b)(c)	USD1,000	999,758
Fondo de Titulizacion Santander Consumo 9
Series 9, Class B, 3.47%, 10/25/40, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR400	460,651
Series 9, Class C, 3.87%, 10/25/40, (3-mo. EURIBOR + 1.40%)(a)(b)	EUR200	230,054
Series 9, Class F, 7.34%, 10/25/40, (3-mo. EURIBOR + 4.87%)(a)(b)	EUR1,057	1,210,360
Fortuna Consumer Loan Abs DAC
Series 2025-2, Class C, 3.36%, 10/18/35, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR100	115,313
Series 2025-2, Class D, 3.61%, 10/18/35, (1-mo. EURIBOR + 1.40%)(a)(b)	EUR100	115,142
Series 2025-2, Class E, 4.96%, 10/18/35, (1-mo. EURIBOR + 2.75%)(a)(b)	EUR100	115,064

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2026-1, Class B, 3.26%, 10/18/37, (1-mo. EURIBOR + 1.05%)(a)(b)	EUR2,000	$2,307,990
Series 2026-1, Class C, 3.51%, 10/18/37, (1-mo. EURIBOR + 1.30%)(a)(b)	EUR600	693,351
Series 2026-1, Class E, 5.71%, 10/18/37, (1-mo. EURIBOR + 3.50%)(a)(b)	EUR1,800	2,077,658
Fortuna Consumer Loan ABS DAC
Series 2024-2, Class B, 3.51%, 10/18/34, (1-mo. EURIBOR + 1.30%)(b)	EUR184	213,109
Series 2024-2, Class C, 3.86%, 10/18/34, (1-mo. EURIBOR + 1.65%)(b)	EUR58	66,950
Series 2024-2, Class E, 6.31%, 10/18/34, (1-mo. EURIBOR + 4.10%)(b)	EUR173	203,101
Series 2025-1, Class B, 3.21%, 04/18/35, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR500	577,065
Series 2025-1, Class C, 3.56%, 04/18/35, (1-mo. EURIBOR + 1.35%)(a)(b)	EUR167	192,446
Series 2026-2, Class C, 3.44%, 02/18/37, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR600	691,890
Series 2026-2, Class D, 3.74%, 02/18/37, (1-mo. EURIBOR + 1.45%)(a)(b)	EUR400	461,260
Series 2026-2, Class E, 5.54%, 02/18/37, (1-mo. EURIBOR + 3.25%)(a)(b)	EUR400	461,260
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(c)	USD227	216,580
Series 2023-1A, Class A, 5.67%, 12/15/43(c)	USD2,243	2,267,198
Series 2023-2A, Class A, 6.53%, 06/15/49(c)	USD1,409	1,444,283
Series 2024-2A, Class A, 4.60%, 03/15/50(c)	USD2,439	2,409,861
Series 2024-2A, Class B, 4.93%, 03/15/50(c)	USD3,390	3,364,490
Series 2025-1A, Class A, 4.95%, 04/15/50(c)	USD2,551	2,534,838
Series 2025-2A, Class D, 5.68%, 04/15/52(c)	USD455	448,379
Series 2025-3A, Class A, 4.56%, 08/15/52(c)	USD5,383	5,314,103
Series 2025-3A, Class B, 4.87%, 08/15/52(c)	USD2,370	2,344,298
Series 2025-3A, Class C, 5.07%, 08/15/52(c)	USD4,562	4,513,305
FS Rialto Issuer LLC
Series 2024-FL9, Class A, 5.30%, 10/19/39, (1-mo. CME Term SOFR + 1.63%)(b)(c)	USD4,000	4,006,295
Series 2025-FL10, Class A, 5.05%, 08/19/42, (1-mo. CME Term SOFR + 1.39%)(b)(c)	USD7,370	7,377,232
Security	Par (000)	Value
Series 2026-FL11, Class A, 5.12%, 01/19/44, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD7,038	$7,051,140
FT Santander Consumer Spain Auto, Series 2025-1, Class C, 3.58%, 09/17/43, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR88	100,903
FTA Consumo Santander
Series 7, Class B, 3.79%, 07/20/38, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR101	116,231
Series 7, Class C, 4.14%, 07/20/38, (3-mo. EURIBOR + 1.65%)(a)(b)	EUR101	116,358
Fulvia Spv Srl
Series 2025-1, Class B, 3.23%, 12/23/41, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR330	379,590
Series 2025-1, Class C, 3.48%, 12/23/41, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR82	93,819
Galaxy 34 CLO Ltd., Series 2024-34A, Class C, 5.63%, 10/20/37, (3-mo. CME Term SOFR + 1.90%)(b)(c)	USD2,000	2,002,590
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 3
Series 3, Class B, 3.68%, 10/25/35, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR226	261,053
Series 3, Class C, 3.98%, 10/25/35, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR151	173,552
Series 3, Class D, 5.13%, 10/25/35, (3-mo. EURIBOR + 2.65%)(a)(b)	EUR151	173,558
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 4
Series 4, Class B, 3.47%, 12/23/36, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR500	575,525
Series 4, Class C, 3.87%, 12/23/36, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR200	230,459
Series 4, Class D, 5.22%, 12/23/36, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR300	345,688
Golden Bar Securitisation SRL
Series 2024-1, Class B, 3.89%, 09/22/43, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR117	135,749
Series 2025-1, Class B, 3.39%, 12/20/44, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR390	449,820
Series 2025-1, Class C, 3.64%, 12/20/44, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR135	155,593
Series 2025-1, Class D, 4.29%, 12/20/44, (3-mo. EURIBOR + 1.90%)(a)(b)	EUR82	94,315
Series 2025-2, Class B, 3.29%, 12/22/44, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR244	280,998
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2025-2, Class C, 3.59%, 12/22/44, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR202	$232,309
Series 2025-2, Class D, 3.99%, 12/22/44, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR175	201,336
Golden Ray SA Compartment 1
Series 1, Class A2, 3.02%, 12/27/57, (1-mo. EURIBOR + 0.80%)(a)(b)	EUR560	644,965
Series 1, Class B, 3.72%, 12/27/57, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR100	114,733
Golden Ray SA Compartment 2
Class A, 3.16%, 12/27/58, (1-mo. EURIBOR + 0.94%)(a)(b)	EUR3,508	4,051,075
Series 2, Class B, 3.32%, 12/27/58, (1-mo. EURIBOR + 1.10%)(a)(b)	EUR500	576,204
Series 2, Class C, 3.72%, 12/27/58, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR200	231,199
Golden Ray SA Compartment 3
Series 3, Class B, 3.32%, 07/28/59, (1-mo. EURIBOR + 1.10%)(a)(b)	EUR500	576,585
Series 3, Class C, 3.72%, 07/28/59, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR200	230,634
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class DR, 6.83%, 10/20/37, (3-mo. CME Term SOFR + 3.10%)(b)(c)	USD750	751,923
GoldenTree Loan Management U.S. CLO 21 Ltd., Series 2024-21A, Class DR, 6.33%, 10/20/39, (3-mo. CME Term SOFR + 2.60%)(b)(c)	USD500	497,275
GoldenTree Loan Management U.S. CLO 22 Ltd., Series 2024-22A, Class C, 5.63%, 10/20/37, (3-mo. CME Term SOFR + 1.90%)(b)(c)	USD2,000	2,002,767
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class A, 5.00%, 01/20/39, (3-mo. CME Term SOFR + 1.27%)(b)(c)	USD4,000	4,005,307
GoldenTree Loan Management U.S. CLO 25 Ltd., Series 2025-25A, Class A, 5.05%, 04/20/37, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD3,000	3,006,984
Goldentree Loan Management U.S. CLO 26 Ltd.
Series 2025-26A, Class D, 6.48%, 07/20/38, (3-mo. CME Term SOFR + 2.75%)(b)(c)	USD2,500	2,497,919
Series 2025-26A, Class DJ, 7.63%, 07/20/38, (3-mo. CME Term SOFR + 3.90%)(b)(c)	USD1,000	1,001,111
Goldman Home Improvement Trust Issuer Trust
Series 2022-GRN1, Class A, 4.50%, 06/25/52(c)	USD1,587	1,582,939
Security	Par (000)	Value
Series 2022-GRN2, Class A, 6.80%, 10/25/52(c)	USD4,273	$4,342,920
Golub Capital CLO 84B Ltd., Series 2025-84A, Class C, 5.53%, 01/20/39, (3-mo. CME Term SOFR + 1.80%)(b)(c)	USD1,400	1,401,893
Golub Capital CLO 87B Ltd., Series 2026-87A, Class D1, 6.05%, 04/20/39, (3-mo. CME Term SOFR + 2.40%)(b)(c)	USD1,500	1,499,874
Golub Capital Partners 48 LP, Series 2020-48A, Class A1R, 5.06%, 04/17/38, (3-mo. CME Term SOFR + 1.31%)(b)(c)	USD2,500	2,505,584
Golub Capital Partners CLO 19B-R3 Ltd.
Series 2017-19RA, Class C1R3, 5.53%, 10/20/36, (3-mo. CME Term SOFR + 1.80%)(b)(c)	USD2,750	2,752,962
Series 2017-19RA, Class D1R3, 6.43%, 10/20/36, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD1,000	990,418
Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class D1R2, 6.68%, 07/20/38, (3-mo. CME Term SOFR + 2.95%)(b)(c)	USD3,000	2,957,900
Golub Capital Partners CLO 43B Ltd., Series 2019-43A, Class A1R, 5.02%, 10/20/37, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD3,000	3,004,481
Golub Capital Partners CLO 64B Ltd., Series 2022-64A, Class D1R, 6.86%, 10/25/37, (3-mo. CME Term SOFR + 3.05%)(b)(c)	USD1,000	980,192
Golub Capital Partners CLO 69M, Series 2023-70A, Class CR, 5.56%, 10/25/37, (3-mo. CME Term SOFR + 1.75%)(b)(c)	USD1,200	1,197,888
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class D1, 7.01%, 07/25/37, (3-mo. CME Term SOFR + 3.20%)(b)(c)	USD320	320,140
Golub Capital Partners CLO 76 B Ltd., Series 2024-76A, Class A1, 5.18%, 10/25/37, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD3,030	3,035,018
Golub Capital Private Credit Fund CLO 2, Series 2025-1A, Class A1, 5.20%, 10/18/39, (3-mo. CME Term SOFR + 1.47%)(b)(c)	USD500	498,549
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(c)	USD2,471	2,466,777
Series 2025-1A, Class A, 5.38%, 02/20/49(c)	USD5,987	5,980,740
Series 2025-2A, Class A, 5.32%, 06/20/49(c)	USD3,518	3,495,380
Series 2025-3A, Class A, 5.00%, 10/20/49(c)	USD8,132	8,007,276

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Green Lakes Park CLO LLC, Series 2025-1A, Class ARR, 4.99%, 01/25/38, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD5,000	$4,993,950
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A4, 5.15%, 10/27/59(c)	USD495	496,500
Series 2024-2, Class B, 5.26%, 10/27/59(c)	USD4,345	4,346,881
Series 2024-2, Class D, 6.43%, 10/27/59(c)	USD3,147	3,176,300
Series 2025-1A, Class A4, 5.22%, 03/25/60(c)	USD452	452,578
Series 2025-2A, Class C, 5.26%, 06/25/60(c)	USD621	616,987
Series 2025-2A, Class D, 5.56%, 06/25/60(c)	USD493	489,193
Series 2025-2A, Class E, 7.79%, 06/25/60(c)	USD486	492,603
Series 2025-3A, Class A3, 4.52%, 12/27/60(c)	USD2,683	2,654,278
Series 2026-REV1, Class A, 4.93%, 05/15/41(c)	USD13,149	13,110,387
Series 2026-REV1, Class B, 5.20%, 05/15/41(c)	USD1,128	1,120,738
Series 2026-REV1, Class C, 5.45%, 05/15/41(c)	USD1,366	1,356,949
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(c)	USD534	538,863
Series 2024-1, Class B, 5.87%, 06/25/59(c)	USD1,391	1,404,390
Greystone CRE Notes LLC
Series 2025-FL4, Class A, 5.16%, 01/15/43, (1-mo. CME Term SOFR + 1.48%)(b)(c)	USD4,069	4,079,695
Series 2025-HC4, Class A, 5.46%, 10/15/42, (1-mo. CME Term SOFR + 1.78%)(b)(c)	USD8,000	8,022,826
Greywolf CLO II Ltd., Series 2013-1A, Class A2AR, 5.61%, 04/15/34, (3-mo. CME Term SOFR + 1.86%)(b)(c)	USD7,450	7,454,171
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 05/25/56(c)(d)	USD5,813	5,746,543
Series 2026-CES1, Class A2, 5.27%, 05/25/56(c)(d)	USD1,411	1,390,513
GSAMP Trust, Series 2006-HE4, Class M1, 4.29%, 06/25/36, (1-mo. CME Term SOFR + 0.56%)(b)	USD1,350	1,166,338
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, 5.06%, 04/28/39, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD4,250	4,250,830
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class D1R, 8.14%, 07/30/37, (3-mo. CME Term SOFR + 4.30%)(b)(c)	USD1,340	1,309,783
Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.31%, 01/30/35, (3-mo. CME Term SOFR + 1.47%)(b)(c)	USD700	700,268
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1R, 5.08%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD1,100	1,101,847
Security	Par (000)	Value
Halseypoint CLO II Ltd., Series 2020-2A, Class BR, 5.68%, 07/20/37, (3-mo. CME Term SOFR + 1.95%)(b)(c)	USD4,000	$3,999,840
Hambridge Euro Clo 1 DAC, Series 1X, Class D, 5.79%, 10/20/38, (3-mo. EURIBOR + 3.30%)(a)(b)	EUR1,440	1,678,416
Harriman Park CLO Ltd., Series 2020-1A, Class ARR, 5.03%, 07/20/38, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD1,150	1,152,654
Harvest CLO XLI DAC, Series 41X, Class D, 1.00%, 07/15/39, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR1,100	1,268,465
Henley CLO IV DAC, Series 4X, Class DR, 5.47%, 07/25/38, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR1,000	1,157,037
Henley CLO XI DAC, Series 11X, Class D, 5.07%, 04/25/39, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR2,280	2,630,739
Henley CLO XII DAC, Series 12X, Class D, 5.53%, 01/15/38, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR850	980,787
Henley CLO XVII DAC, Series 17X, Class D, 5.48%, 07/25/39, (3-mo. EURIBOR + 3.05%)(a)(b)	EUR1,792	2,073,538
Henley Funding Ltd., Series 16X, Class D, 1.00%, 04/25/39, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR2,200	2,536,930
Hermitage PLC
Series 2024-1, Class A, 4.64%, 04/21/33, (1-day SONIA+ 0.90%)(a)(b)	GBP296	399,010
Series 2024-1, Class B, 4.99%, 04/21/33, (1-day SONIA+ 1.25%)(a)(b)	GBP99	133,085
Series 2024-1, Class C, 5.34%, 04/21/33, (1-day SONIA+ 1.60%)(a)(b)	GBP33	44,394
Series 2024-1, Class D, 6.09%, 04/21/33, (1-day SONIA+ 2.35%)(a)(b)	GBP33	44,467
Series 2024-1, Class E, 7.64%, 04/21/33, (1-day SONIA+ 3.90%)(a)(b)	GBP33	44,741
Series 2025-1, Class B, 4.84%, 04/21/33, (1-day SONIA+ 1.10%)(a)(b)	GBP258	346,991
Series 2025-1, Class C, 5.14%, 04/21/33, (1-day SONIA+ 1.40%)(a)(b)	GBP91	122,309
Series 2025-1, Class D, 5.44%, 04/21/33, (1-day SONIA+ 1.70%)(a)(b)	GBP86	115,787
Series 2025-1, Class E, 6.94%, 04/21/33, (1-day SONIA+ 3.20%)(a)(b)	GBP86	117,210
Series 2026-1, Class C, 5.03%, 07/21/46, (1-day SONIA+ 1.30%)(a)(b)	GBP219	294,961
Series 2026-1, Class D, 5.28%, 07/21/46, (1-day SONIA+ 1.55%)(a)(b)	GBP182	245,069
Series 2026-1, Class E, 6.58%, 07/21/46, (1-day SONIA+ 2.85%)(a)(b)	GBP244	328,558
Hill FL BV
Series 2024-2FL, Class D, 4.16%, 10/18/32, (1-mo. EURIBOR + 1.95%)(a)(b)	EUR68	77,972
Series 2025-1FL, Class B, 3.16%, 10/18/32, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR842	970,758
Series 2025-1FL, Class C, 3.46%, 10/18/32, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR1,106	1,274,894
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2025-1FL, Class E, 4.85%, 10/18/32, (1-mo. EURIBOR + 2.64%)(a)(b)	EUR1,877	$2,171,958
Series 2026-1FL, Class C, 3.46%, 06/18/34, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR1,510	1,740,016
Series 2026-1FL, Class E, 5.19%, 06/18/34, (1-mo. EURIBOR + 2.98%)(a)(b)	EUR560	645,312
Hive BV
Series 2025-1, Class A, 3.01%, 11/21/45, (1-mo. EURIBOR + 0.80%)(a)(b)	EUR5,156	5,948,969
Series 2025-1, Class C, 3.56%, 11/21/45, (1-mo. EURIBOR + 1.35%)(a)(b)	EUR544	626,254
Series 2026-1, Class B, 3.16%, 06/21/46, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR744	855,789
Series 2026-1, Class C, 3.36%, 06/21/46, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR407	467,702
Series 2026-1, Class D, 3.76%, 06/21/46, (1-mo. EURIBOR + 1.55%)(a)(b)	EUR284	327,026
Honey Hill Park CLO Ltd., Series 2026-1A, Class A1, 4.87%, 04/24/39, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD2,725	2,723,638
Household Capital 2025-1 RMBS, Series 2025-1, Class A, 6.37%, 07/21/87, (3-mo. BB Swap + 1.90%)(a)(b)	AUD511	359,692
Hoxton Consumer Loan Funding DAC
Series 2026-1, Class B, 4.77%, 06/17/37, (1-day SONIA+ 1.04%)(a)(b)	GBP294	396,220
Series 2026-1, Class C, 4.98%, 06/17/37, (1-day SONIA+ 1.25%)(a)(b)	GBP143	192,723
Series 2026-1, Class D, 5.38%, 06/17/37, (1-day SONIA+ 1.65%)(a)(b)	GBP127	171,169
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, 5.02%, 05/20/32, (30-day Avg SOFR + 1.40%)(b)(c)	USD371	371,466
Series 2024-2, Class B2, 4.97%, 10/20/32, (30-day Avg SOFR + 1.35%)(b)(c)	USD749	751,710
Series 2025-2, Class B2, 4.82%, 09/20/33, (30-day Avg SOFR + 1.20%)(b)(c)	USD1,470	1,473,737
ICG U.S. CLO Ltd.
Series 2015-2RA, Class A1R, 4.78%, 01/16/33, (3-mo. CME Term SOFR + 0.99%)(b)(c)	USD508	507,727
Series 2025-1A, Class D1, 6.96%, 07/25/38, (3-mo. CME Term SOFR + 3.15%)(b)(c)	USD2,000	2,001,364
Incref LLC
Series 2025-FL1, Class A, 5.40%, 10/19/42, (1-mo. CME Term SOFR + 1.73%)(b)(c)	USD8,695	8,715,694
Series 2026-FL3, Class A, 5.07%, 01/19/44, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD900	901,021
Security	Par (000)	Value
Invesco U.S. CLO Ltd.
Series 2022-1A, Class B, 5.53%, 04/20/35, (3-mo. CME Term SOFR + 1.80%)(b)(c)	USD819	$818,902
Series 2025-3A, Class D1, 6.45%, 10/15/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD3,000	2,997,869
Iskandar Enterprise LLC
Series 2026-1A, Class A22, 5.34%, 04/17/56(c)	USD4,409	4,326,647
Series 2026-1A, Class A23, 5.54%, 04/17/56(c)	USD5,106	5,006,952
Italian Stella Loans SRL, Series 2024-2, Class C, 3.62%, 05/27/39, (1-mo. EURIBOR + 1.40%)(a)(b)	EUR74	85,915
Jersey Mike's Funding LLC, Series 2026-1A, Class A2II, 5.48%, 02/15/56(c)	USD14,637	14,310,616
Jubilee CLO DAC, Series 2024-29X, Class D, 5.63%, 01/15/39, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR1,420	1,641,218
Kennedy Lewis CLO 12 Ltd., Series 2023-12A, Class AR, 5.06%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD5,000	5,009,230
Kennedy Lewis CLO 17 Ltd., Series 2024-17A, Class A1, 5.13%, 10/22/37, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD1,000	1,001,872
Kennedy Lewis CLO 2 Ltd., Series 2A, Class X, 4.83%, 10/22/37, (3-mo. CME Term SOFR + 1.10%)(b)(c)	USD700	700,002
Kennedy Lewis CLO 20 Ltd., Series 2024-20A, Class A, 5.11%, 01/25/38, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD1,615	1,618,386
Kennedy Lewis CLO 4 Ltd.
Series 4A, Class ARR, 5.16%, 07/20/37, (3-mo. CME Term SOFR + 1.43%)(b)(c)	USD8,125	8,133,712
Series 4A, Class BRR, 5.48%, 07/20/37, (3-mo. CME Term SOFR + 1.75%)(b)(c)	USD2,000	2,004,040
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR, 5.08%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD4,000	4,006,795
KKR CLO 21 Ltd., Series 21, Class B, 5.41%, 04/15/31, (3-mo. CME Term SOFR + 1.66%)(b)(c)	USD730	731,400
KKR CLO 25 Ltd., Series 25, Class BR2, 5.33%, 07/15/34, (3-mo. CME Term SOFR + 1.58%)(b)(c)	USD1,300	1,299,701
KKR CLO 28 Ltd., Series 28A, Class AR2, 4.91%, 02/09/35, (3-mo. CME Term SOFR + 1.12%)(b)(c)	USD5,000	5,004,544
KKR CLO 29 Ltd., Series 29A, Class A1RR, 4.87%, 07/15/39, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD5,910	5,911,121
KKR CLO 35 Ltd., Series 35A, Class AR, 4.93%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD2,500	2,498,784

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
KKR CLO 54 Ltd., Series 2024-54A, Class A, 5.07%, 01/15/38, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD2,000	$2,002,662
KKR Financial CLO Ltd., Series 2013-1A, Class A1R3, 5.00%, 10/15/38, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD1,000	1,000,749
Latitude Australia Credit Card Master Trust
Series 2025-1, Class A, 5.47%, 11/22/37, (1-mo. BB Swap + 1.15%)(a)(b)	AUD2,663	1,877,999
Series 2025-1, Class B, 5.72%, 11/22/37, (1-mo. BB Swap + 1.40%)(a)(b)	AUD500	352,114
Series 2026-1, Class A, 5.39%, 09/22/38, (1-mo. BB Swap + 1.07%)(a)(b)	AUD5,568	3,914,946
Series 2026-1, Class B, 5.77%, 09/22/38, (1-mo. BB Swap + 1.45%)(a)(b)	AUD2,009	1,412,361
Series 2026-1, Class C, 5.97%, 09/22/38, (1-mo. BB Swap + 1.65%)(a)(b)	AUD639	448,971
Series 2026-1, Class D, 6.17%, 09/22/38, (1-mo. BB Swap + 1.85%)(a)(b)	AUD1,501	1,054,035
LCM 29 Ltd., Series 29A, Class BR, 5.61%, 04/15/31, (3-mo. CME Term SOFR + 1.86%)(b)(c)	USD1,301	1,300,296
LCM 31 Ltd., Series 31A, Class AR, 5.01%, 07/20/34, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD2,750	2,750,263
LCM 32 Ltd., Series 32A, Class B, 5.69%, 07/20/34, (3-mo. CME Term SOFR + 1.96%)(b)(c)	USD1,250	1,248,913
LendingClub Rated Notes Issuer Trust
Series 2025-P2, Class A, 5.20%, 02/15/35(c)	USD3,173	3,178,449
Series 2025-P2, Class B, 5.59%, 04/15/35(c)	USD284	281,934
Series 2025-P2, Class C, 6.25%, 09/15/35(c)	USD572	566,678
Series 2025-P2, Class D, 6.47%, 12/15/35(c)	USD229	226,076
Series 2025-P2, Class E, 8.99%, 07/15/36(c)	USD367	361,605
Series 2025-P2, Class F, 13.02%, 01/15/37(c)	USD183	180,240
Series 2025-P2, Class R, 0.01%, 03/15/45(c)	USD80	215,245
Series 2026-P1, Class A, 6.98%, 08/15/37(c)	USD1,663	1,707,454
Series 2026-P1, Class B, 6.86%, 08/15/37(c)	USD425	431,455
Series 2026-P1, Class C, 2.40%, 08/15/37(c)	USD442	418,716
Series 2026-P1, Class D, 1.15%, 08/15/37(c)	USD433	402,480
Series 2026-P1, Class E, 1.00%, 08/15/37(c)	USD193	173,194
Series 2026-P1, Class F, 0.90%, 08/15/37(c)	USD175	150,395
Security	Par (000)	Value
Series 2026-P1, Class R, 0.01%, 03/15/41(c)	USD40	$13,693
LendingClub Rated Notes Issuer Trust Series
Series 2026-P3, Class A, 7.55%, 12/15/37(c)	USD3,709	3,836,554
Series 2026-P3, Class B, 6.25%, 12/15/37(c)	USD685	688,078
Series 2026-P3, Class C, 2.95%, 12/15/37(c)	USD744	708,059
Series 2026-P3, Class D, 1.45%, 12/15/37(c)	USD517	479,239
Series 2026-P3, Class E, 1.01%, 12/15/37(c)	USD365	325,135
Series 2026-P3, Class F, 0.86%, 12/15/37(c)	USD275	231,910
Series 2026-P3, Class R, 0.01%, 06/17/41(c)	USD40	1,947
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16, Class A, 5.19%, 12/15/32(c)	USD4,999	4,979,516
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/31(c)	USD990	972,926
Series 2021-1A, Class C, 3.41%, 11/20/31(c)	USD710	680,184
Series 2021-2A, Class C, 3.09%, 04/20/32(c)	USD945	890,944
Series 2024-1A, Class A, 5.53%, 06/21/32(c)	USD6,407	6,436,152
Series 2024-1A, Class C, 6.40%, 06/21/32(c)	USD1,957	1,968,795
Series 2024-2A, Class A, 4.47%, 02/21/34(c)	USD1,850	1,838,104
Series 2024-2A, Class C, 5.25%, 02/21/34(c)	USD2,153	2,139,157
Series 2025-1A, Class A, 4.94%, 09/20/34(c)	USD3,295	3,291,906
Series 2025-1A, Class B, 5.33%, 09/20/34(c)	USD5,895	5,905,270
Series 2025-3A, Class A, 4.51%, 05/21/35(c)	USD6,352	6,253,325
Series 2025-3A, Class B, 4.83%, 05/21/35(c)	USD1,083	1,059,439
Series 2025-3A, Class C, 5.04%, 05/21/35(c)	USD305	296,881
Series 2026-1A, Class A, 4.80%, 11/20/35(c)	USD3,668	3,624,987
Series 2026-1A, Class C, 5.40%, 11/20/35(c)	USD561	553,361
Lmdv Issuer Co. LLC
Series 2026-1A, Class A2, 5.38%, 07/17/56(c)	USD6,325	6,278,552
Series 2026-1A, Class B, 5.91%, 07/17/56(c)	USD300	297,635
LoanCore, Series 2025-CRE8, Class A, 5.06%, 08/17/42, (1-mo. CME Term SOFR + 1.39%)(b)(c)	USD9,050	9,058,247
LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.12%, 08/18/42, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD11,143	11,165,626
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
London Cards No. 3 PLC
Series 3X, Class A, 4.64%, 12/15/35, (1-day SONIA+ 0.90%)(a)(b)	GBP1,544	$2,082,737
Series 3X, Class B, 5.24%, 12/15/35, (1-day SONIA+ 1.50%)(a)(b)	GBP1,077	1,459,208
Series 3X, Class C, 5.74%, 12/15/35, (1-day SONIA+ 2.00%)(a)(b)	GBP1,030	1,403,038
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, 4.20%, 03/25/46, (1-mo. CME Term SOFR + 0.47%)(b)	USD101	88,778
LT Rahoitus DAC, Series 6, Class B, 3.11%, 07/18/36, (1-mo. EURIBOR + 0.90%)(a)(b)	EUR200	228,862
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(c)	USD2,115	2,124,657
Series 2025-1A, Class A2, 5.60%, 09/20/65(c)	USD1,311	1,315,555
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46(c)	USD2,867	2,804,359
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, 5.23%, 04/18/37, (3-mo. CME Term SOFR + 1.50%)(b)(c)	USD6,000	6,008,323
Madison Park Funding LXI Ltd., Series 2023-61A, Class AR, 4.95%, 01/20/39, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD1,300	1,299,695
Madison Park Funding LXIX Ltd., Series 2024-69A, Class A1R, 5.01%, 07/25/37, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD1,750	1,749,265
Madison Park Funding LXV Ltd., Series 2025-65A, Class A1, 5.09%, 07/16/38, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD6,000	6,013,247
Madison Park Funding XIV Ltd.
Series 2014-14A, Class BR4, 5.23%, 10/22/30, (3-mo. CME Term SOFR + 1.50%)(b)(c)	USD1,130	1,126,915
Series 2014-14A, Class D1R4, 6.63%, 10/22/30, (3-mo. CME Term SOFR + 2.90%)(b)(c)	USD3,000	3,006,625
Madison Park Funding XL-R Ltd., Series 2025-40RA, Class D1, 6.74%, 10/16/38, (3-mo. CME Term SOFR + 2.95%)(b)(c)	USD3,500	3,513,049
Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, 6.68%, 10/20/29, (3-mo. CME Term SOFR + 2.95%)(b)(c)	USD850	852,705
Madison Park Funding XXIX Ltd., Series 2018-29A, Class A1R2, 4.91%, 03/25/38, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD3,250	3,245,619
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, 5.15%, 07/16/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD1,375	1,374,964
Security	Par (000)	Value
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, 5.55%, 07/23/37, (3-mo. CME Term SOFR + 1.80%)(b)(c)	USD1,000	$1,000,250
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class BR2, 5.20%, 10/15/32, (3-mo. CME Term SOFR + 1.45%)(b)(c)	USD1,000	1,000,270
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class D1RR, 7.14%, 10/16/37, (3-mo. CME Term SOFR + 3.35%)(b)(c)	USD1,500	1,474,059
Madison Park Funding XXXIX Ltd., Series 2021-39A, Class CR, 5.78%, 10/22/34, (3-mo. CME Term SOFR + 2.05%)(b)(c)	USD1,000	998,000
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class A1RR, 4.81%, 04/15/35, (3-mo. CME Term SOFR + 1.06%)(b)(c)	USD250	249,968
Madison Park Funding XXXVII Ltd.
Series 2019-37A, Class CR2, 6.35%, 04/15/37, (3-mo. CME Term SOFR + 2.60%)(b)(c)	USD1,500	1,501,711
Series 2019-37A, Class D1A, 7.50%, 04/15/37, (3-mo. CME Term SOFR + 3.75%)(b)(c)	USD500	491,840
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/36(c)	USD232	229,701
Series 2021-AA, Class B, 2.33%, 03/20/36(c)	USD350	341,104
Series 2021-BA, Class D, 3.42%, 11/20/36(c)	USD1,177	1,119,266
Series 2024-AA, Class A, 5.13%, 09/22/36(c)	USD1,600	1,604,103
Series 2024-AA, Class D, 6.77%, 09/22/36(c)	USD1,592	1,609,901
Series 2024-BA, Class C, 5.73%, 11/20/38(c)	USD2,340	2,340,075
Series 2024-BA, Class D, 6.36%, 11/20/38(c)	USD2,102	2,116,730
Series 2025-AA, Class A, 4.98%, 05/20/38(c)	USD4,429	4,421,560
Series 2025-BA, Class A, 4.59%, 11/22/38(c)	USD5,113	5,050,636
Series 2026-AA, Class A, 5.01%, 05/20/39(c)	USD5,000	4,981,373
Menlo CLO IV Ltd., Series 2026-4A, Class A1, 4.89%, 03/20/39, (3-mo. CME Term SOFR + 1.21%)(b)(c)	USD2,000	1,998,968
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07%, 06/21/32(c)	USD6,189	6,143,851
Metro Finance Trust
Series 2025-1, Class B, 5.86%, 10/15/31, (1-mo. BB Swap + 1.55%)(a)(b)	AUD510	359,780
Series 2026-1, Class C, 5.92%, 02/16/33, (1-mo. BB Swap + 1.60%)(a)(b)	AUD570	400,756

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
MF1 LLC
Series 2025-FL19, Class A, 5.16%, 05/18/42, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD8,617	$8,621,869
Series 2025-FL20, Class A, 5.12%, 02/18/43, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD10,159	10,169,902
Series 2026-FL21, Class A, 5.02%, 02/18/41, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD10,060	10,067,734
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(c)(d)	USD1,485	1,487,169
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, 4.94%, 01/18/36, (3-mo. CME Term SOFR + 1.21%)(b)(c)	USD1,000	1,000,334
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 5.07%, 07/18/38, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD2,500	2,502,223
Midocean Credit CLO XXI, Series 2025-21A, Class A1, 4.99%, 10/20/38, (3-mo. CME Term SOFR + 1.26%)(b)(c)	USD1,200	1,201,740
Mila BV
Series 2024-1, Class B, 3.18%, 09/16/41, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR61	70,560
Series 2025-1, Class B, 3.12%, 10/12/42, (1-mo. EURIBOR + 0.85%)(a)(b)	EUR100	114,984
Series 2025-1, Class C, 3.37%, 10/12/42, (1-mo. EURIBOR + 1.10%)(a)(b)	EUR100	114,609
Series 2025-1, Class D, 3.62%, 10/12/42, (1-mo. EURIBOR + 1.35%)(a)(b)	EUR100	115,204
Series 2025-1, Class E, 4.99%, 10/12/42, (1-mo. EURIBOR + 2.72%)(a)(b)	EUR300	345,045
Montgomery Square Consumer Funding 1 PLC
Class A, 4.64%, 03/17/36, (1-day SONIA+ 0.90%)(a)(b)	GBP4,826	6,505,994
Series 1, Class B, 4.99%, 03/17/36, (1-day SONIA+ 1.25%)(a)(b)	GBP316	425,824
Series 1, Class C, 5.29%, 03/17/36, (1-day SONIA+ 1.55%)(a)(b)	GBP143	192,953
Morgan Stanley Eaton Vance CLO Ltd., Series 2022-18A, Class CR, 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.95%)(b)(c)	USD2,000	2,005,404
Morglas Abs PLC
Series 2025-1, Class A, 4.54%, 09/15/40, (1-day SONIA+ 0.80%)(a)(b)	GBP1,315	1,771,469
Series 2026-1, Class C, 4.98%, 09/15/40, (1-day SONIA+ 1.25%)(a)(b)	GBP234	314,967
Series 2026-1, Class D, 5.28%, 09/15/40, (1-day SONIA+ 1.55%)(a)(b)	GBP111	149,400
Mosaic Solar Loan Trust
Series 2018-1A, Class A, 4.01%, 06/22/43(c)	USD30	27,815
Security	Par (000)	Value
Series 2018-2GS, Class A, 4.20%, 02/22/44(c)	USD97	$90,412
Series 2021-2A, Class A, 1.64%, 04/22/47(c)	USD251	206,563
Series 2023-4A, Class A, 6.40%, 05/20/53(c)	USD100	98,688
Mtp Abs Funding LLC
Series 2026-1A, Class A2, 5.20%, 04/25/56(c)	USD6,490	6,418,792
Series 2026-1A, Class B, 5.88%, 04/25/56(c)	USD1,410	1,399,984
Navient Education Loan Trust
Series 2025-A, Class B, 5.32%, 07/15/55(c)	USD1,039	1,035,432
Series 2025-A, Class C, 5.53%, 07/15/55(c)	USD2,500	2,487,381
Series 2026-A, Class A, 4.86%, 09/15/56(c)	USD1,920	1,893,958
Series 2026-A, Class B, 5.06%, 09/15/56(c)	USD583	572,045
Navient Private Education Loan Trust, Series 2015-BA, Class A3, 5.24%, 07/16/40, (1-mo. CME Term SOFR + 1.56%)(b)(c)	USD618	619,300
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A, 3.42%, 01/15/43(c)	USD0	445
Series 2019-A, Class A2B, 4.69%, 01/15/43, (1-mo. CME Term SOFR + 1.01%)(b)(c)	USD9	8,554
Series 2019-CA, Class A2, 3.13%, 02/15/68(c)	USD520	516,723
Series 2019-D, Class A2B, 4.84%, 12/15/59, (1-mo. CME Term SOFR + 1.16%)(b)(c)	USD1,114	1,114,623
Series 2020-CA, Class A2A, 2.15%, 11/15/68(c)	USD2,535	2,446,482
Series 2020-CA, Class A2B, 5.39%, 11/15/68, (1-mo. CME Term SOFR + 1.71%)(b)(c)	USD1,275	1,286,117
Series 2020-DA, Class B, 3.33%, 05/15/69(c)	USD100	87,346
Series 2020-IA, Class A1A, 1.33%, 04/15/69(c)	USD566	516,530
Series 2020-IA, Class A1B, 4.79%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(b)(c)	USD2,173	2,163,828
Series 2021-A, Class A, 0.84%, 05/15/69(c)	USD208	190,899
Series 2021-CA, Class A, 1.06%, 10/15/69(c)	USD2,856	2,582,677
Series 2021-DA, Class A, 4.76%, 04/15/60, (PRIME -1.99%)(b)(c)	USD309	300,596
Series 2021-EA, Class A, 0.97%, 12/16/69(c)	USD6,146	5,456,201
Series 2023-A, Class A, 5.51%, 10/15/71(c)	USD179	180,647
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/59(c)	USD347	$341,745
Series 2023-BA, Class A1B, 5.33%, 03/15/72, (30-day Avg SOFR + 1.70%)(b)(c)	USD1,014	1,019,177
Nelnet Student Loan Trust
Series 2021-A, Class A1, 4.58%, 04/20/62, (1-mo. CME Term SOFR + 0.91%)(b)(c)	USD273	273,070
Series 2021-A, Class A2, 4.81%, 04/20/62, (1-mo. CME Term SOFR + 1.14%)(b)(c)	USD5,383	5,387,018
Series 2021-A, Class APT1, 1.36%, 04/20/62(c)	USD1,146	1,089,946
Series 2021-A, Class APT2, 1.36%, 04/20/62(c)	USD633	601,755
Series 2021-A, Class B1, 2.85%, 04/20/62(c)	USD3,869	3,462,684
Series 2021-A, Class B2, 2.85%, 04/20/62(c)	USD300	268,495
Series 2021-BA, Class AFL, 4.56%, 04/20/62, (1-mo. CME Term SOFR + 0.89%)(b)(c)	USD840	835,799
Series 2021-CA, Class AFL, 4.52%, 04/20/62, (1-mo. CME Term SOFR + 0.85%)(b)(c)	USD2,245	2,234,131
Series 2021-CA, Class C, 3.36%, 04/20/62(c)	USD664	575,336
Series 2021-DA, Class AFL, 4.47%, 04/20/62, (1-mo. CME Term SOFR + 0.80%)(b)(c)	USD164	163,247
Series 2021-DA, Class AFX, 1.63%, 04/20/62(c)	USD1,402	1,338,548
Series 2021-DA, Class B, 2.90%, 04/20/62(c)	USD500	444,456
Series 2023-PL1A, Class A1A, 5.87%, 11/25/53, (30-day Avg SOFR + 2.25%)(b)(c)	USD170	171,994
Series 2025-AA, Class A1B, 4.73%, 03/15/57, (30-day Avg SOFR + 1.10%)(b)(c)	USD4,720	4,697,823
Series 2025-AA, Class B, 5.27%, 03/15/57(c)	USD4,550	4,525,990
Series 2025-AA, Class D, 6.05%, 03/15/57(c)	USD5,670	5,522,789
Series 2025-BA, Class A1B, 4.98%, 05/17/55, (30-day Avg SOFR + 1.35%)(b)(c)	USD6,601	6,640,913
Series 2025-BA, Class B, 4.98%, 05/17/55(c)	USD4,285	4,214,809
Series 2025-BA, Class C, 5.38%, 05/17/55(c)	USD2,406	2,325,389
Series 2025-BA, Class D, 6.04%, 05/17/55(c)	USD688	662,709
Series 2025-CA, Class A1B, 4.97%, 06/22/65, (30-day Avg SOFR + 1.35%)(b)(c)	USD4,002	4,007,064
Series 2025-CA, Class D, 5.82%, 06/22/65(c)	USD888	848,551
Security	Par (000)	Value
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A1R2, 4.93%, 04/15/39, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD4,000	$3,995,572
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, 5.05%, 01/20/39, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD9,000	9,014,102
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class D1R2, 6.53%, 01/20/39, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD1,000	996,515
Neuberger Berman Loan Advisers CLO 36R Ltd., Series 2020-36RA, Class D, 6.48%, 07/20/39, (3-mo. CME Term SOFR + 2.75%)(b)(c)	USD3,690	3,680,485
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class BR, 5.44%, 10/16/37, (3-mo. CME Term SOFR + 1.65%)(b)(c)	USD5,000	5,009,249
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class DR, 6.44%, 10/16/35, (3-mo. CME Term SOFR + 2.65%)(b)(c)	USD425	423,304
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class DR, 6.38%, 01/20/37, (3-mo. CME Term SOFR + 2.65%)(b)(c)	USD2,250	2,239,530
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class DR, 6.51%, 04/25/36, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD1,500	1,493,363
Neuberger Berman Loan Advisers CLO 51 Ltd., Series 2022-51A, Class D1R2, 6.55%, 10/23/36, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD1,500	1,486,370
Neuberger Berman Loan Advisers CLO 58 Ltd., Series 2024-58A, Class A, 5.07%, 10/18/38, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD1,125	1,126,676
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, 5.11%, 01/15/38, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD3,000	3,005,266
New Mountain CLO 3 Ltd., Series CLO-3A, Class A1R, 5.06%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD3,000	3,004,695
New Mountain CLO 7 Ltd., Series CLO-7A, Class A1, 4.93%, 03/31/38, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD2,500	2,498,937
New Mountain CLO 8 Ltd., Series CLO-8A, Class A1, 5.00%, 10/20/38, (3-mo. CME Term SOFR + 1.27%)(b)(c)	USD2,020	2,022,750
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(c)	USD258	254,681
Newbridge Park CLO DAC, Series 1X, Class D, 4.70%, 04/15/40, (3-mo. EURIBOR + 2.50%)(a)(b)	EUR3,400	3,869,319
NewDay Funding
Series 2026-1X, Class C, 5.03%, 07/15/34, (1-day SONIA+ 1.30%)(a)(b)	GBP213	286,939

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2026-1X, Class D, 5.43%, 07/15/34, (1-day SONIA+ 1.70%)(a)(b)	GBP453	$610,085
Series 2026-1X, Class E, 6.48%, 07/15/34, (1-day SONIA+ 2.75%)(a)(b)	GBP421	566,839
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, 5.14%, 07/15/32, (1-day SONIA+ 1.40%)(a)(b)	GBP100	135,204
Series 2024-2X, Class C, 5.64%, 07/15/32, (1-day SONIA+ 1.90%)(a)(b)	GBP100	135,423
Series 2024-2X, Class D, 6.39%, 07/15/32, (1-day SONIA+ 2.65%)(a)(b)	GBP142	192,845
Series 2024-3X, Class A, 4.63%, 11/15/32, (1-day SONIA + 0.90%)(a)(b)	GBP1,047	1,412,080
Series 2024-3X, Class B, 5.03%, 11/15/32, (1-day SONIA + 1.30%)(a)(b)	GBP438	592,132
Series 2024-3X, Class C, 5.33%, 11/15/32, (1-day SONIA + 1.60%)(a)(b)	GBP151	203,981
Series 2025-1X, Class A, 4.58%, 04/15/33, (1-day SONIA+ 0.85%)(a)(b)	GBP1,989	2,680,191
Series 2025-1X, Class B, 4.88%, 04/15/33, (1-day SONIA + 1.15%)(a)(b)	GBP194	261,757
Series 2025-1X, Class C, 5.18%, 04/15/33, (1-day SONIA+ 1.45%)(a)(b)	GBP317	427,324
Series 2025-2X, Class A, 4.54%, 07/15/33, (1-day SONIA+ 0.80%)(a)(b)	GBP1,490	2,005,978
Series 2025-2X, Class B, 4.79%, 07/15/33, (1-day SONIA+ 1.05%)(a)(b)	GBP475	640,185
Series 2025-2X, Class C, 5.24%, 07/15/33, (1-day SONIA+ 1.50%)(a)(b)	GBP152	204,990
Series 2026-1X, Class A, 4.56%, 03/15/34, (1-day SONIA+ 0.82%)(a)(b)	GBP3,642	4,905,062
Series 2026-1X, Class B, 4.84%, 03/15/34, (1-day SONIA+ 1.10%)(a)(b)	GBP1,448	1,952,288
Series 2026-1X, Class C, 5.19%, 03/15/34, (1-day SONIA+ 1.45%)(a)(b)	GBP587	791,237
Noria DE
Series 2024-DE1, Class B, 3.17%, 02/25/43, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR253	291,338
Series 2024-DE1, Class C, 3.47%, 02/25/43, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR126	145,603
Series 2024-DE1, Class D, 3.87%, 02/25/43, (1-mo. EURIBOR + 1.65%)(a)(b)	EUR63	72,662
Series 2024-DE1, Class E, 5.77%, 02/25/43, (1-mo. EURIBOR + 3.55%)(a)(b)	EUR63	73,700
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(c)(d)	USD4,322	4,291,362
Oak Hill Credit Partners X-R Ltd.
Series 2014-10RA, Class AR2, 4.86%, 04/20/38, (3-mo. CME Term SOFR + 1.13%)(b)(c)	USD7,500	7,488,068
Series 2014-10RA, Class D1R2, 6.23%, 04/20/38, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD2,950	2,898,328
Series 2014-10RA, Class D2R2, 7.33%, 04/20/38, (3-mo. CME Term SOFR + 3.60%)(b)(c)	USD1,500	1,491,070
Security	Par (000)	Value
Oaktree CLO Ltd.
Series 2019-3A, Class A1R2, 5.11%, 01/20/38, (3-mo. CME Term SOFR + 1.38%)(b)(c)	USD3,000	$3,005,739
Series 2024-27A, Class D1, 6.73%, 10/22/37, (3-mo. CME Term SOFR + 3.00%)(b)(c)	USD270	270,799
Oban Cards PLC
Series 2026-1, Class C, 5.24%, 06/17/35, (1-day SONIA+ 1.50%)(a)(b)	GBP289	389,466
Series 2026-1, Class D, 5.74%, 06/17/35, (1-day SONIA+ 2.00%)(a)(b)	GBP543	731,825
OCP Clo Ltd., Series 2019-17AR, Class AAR3, 5.05%, 07/19/39, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD1,000	1,000,000
OCP CLO Ltd.
Series 2015-10A, Class AR3, 5.12%, 01/26/38, (3-mo. CME Term SOFR + 1.31%)(b)(c)	USD2,000	2,004,434
Series 2015-9A, Class D1R3, 6.25%, 01/15/37, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD250	249,914
Series 2016-12A, Class A1R3, 5.10%, 10/18/37, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD2,000	2,003,183
Series 2016-12A, Class BAR3, 5.41%, 10/18/37, (3-mo. CME Term SOFR + 1.68%)(b)(c)	USD4,750	4,754,276
Series 2017-13A, Class AR2, 5.07%, 11/26/37, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD6,750	6,760,125
Series 2017-14A, Class B1R, 5.43%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD680	681,197
Series 2017-14A, Class D1R, 6.83%, 07/20/37, (3-mo. CME Term SOFR + 3.10%)(b)(c)	USD1,260	1,259,559
Series 2020-19A, Class D1R2, 6.43%, 04/20/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD1,000	997,400
Series 2024-31A, Class AR, 4.88%, 04/20/39, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD500	499,634
Series 2024-35A, Class E, 9.71%, 10/25/37, (3-mo. CME Term SOFR + 5.90%)(b)(c)	USD2,500	2,503,021
Series 2024-37A, Class A1, 5.11%, 10/15/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD2,750	2,754,206
Series 2025-44A, Class A, 5.08%, 10/24/38, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD1,000	1,002,254
Series 2025-45A, Class A, 4.98%, 10/15/38, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD1,025	1,025,256
OCP Euro CLO DAC, Series 2017-2X, Class DRR, 5.58%, 04/15/37, (3-mo. EURIBOR + 3.15%)(a)(b)	EUR742	851,520
Octagon 59 Ltd., Series 2022-1A, Class B, 5.60%, 05/15/35, (3-mo. CME Term SOFR + 1.95%)(b)(c)	USD2,200	2,198,416
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Octagon 75 Ltd., Series 2025-1A, Class A1, 4.93%, 01/22/38, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD2,000	$1,999,386
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, 4.84%, 10/15/33, (3-mo. CME Term SOFR + 1.09%)(b)(c)	USD4,250	4,251,065
OHA Credit Funding 10-R Ltd.
Series 2021-10RA, Class A1, 4.99%, 07/18/37, (3-mo. CME Term SOFR + 1.26%)(b)(c)	USD4,000	4,002,474
Series 2021-10RA, Class D1, 6.43%, 07/18/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD3,000	2,990,204
OHA Credit Funding 13 Ltd.
Series 2022-13A, Class AR, 5.08%, 07/20/37, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD751	751,693
Series 2022-13A, Class D1R, 6.53%, 07/20/37, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD1,000	1,000,732
OHA Credit Funding 14-R Ltd., Series 2023-14RA, Class D1, 6.63%, 04/20/38, (3-mo. CME Term SOFR + 2.90%)(b)(c)	USD1,000	1,003,064
OHA Credit Funding 17-R Ltd., Series 2024-17RA, Class A1, 4.87%, 04/20/39, (3-mo. CME Term SOFR + 1.14%)(b)(c)	USD8,000	7,994,624
OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.43%, 01/21/38, (3-mo. CME Term SOFR + 2.70%)(b)(c)	USD2,050	2,031,943
OHA Credit Funding 22 Ltd., Series 2025-22A, Class A1, 5.06%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD2,050	2,050,298
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR2, 5.05%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD750	751,202
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, 5.02%, 01/22/38, (3-mo. CME Term SOFR + 1.29%)(b)(c)	USD700	701,501
OHA Credit Funding 5 Ltd., Series 2020-5A, Class B1R, 5.43%, 10/18/37, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,750	1,753,990
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, 5.06%, 10/20/37, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD3,250	3,254,869
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, 5.08%, 10/19/37, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD5,000	5,006,007
Series 2021-9A, Class CR, 5.68%, 10/19/37, (3-mo. CME Term SOFR + 1.95%)(b)(c)	USD1,000	1,001,446
Series 2021-9A, Class D1R, 6.73%, 10/19/37, (3-mo. CME Term SOFR + 3.00%)(b)(c)	USD3,000	3,006,632
OHA Credit Partners XIV Ltd., Series 2017-14A, Class D1R, 6.58%, 07/21/37, (3-mo. CME Term SOFR + 2.85%)(b)(c)	USD3,000	3,005,343
Security	Par (000)	Value
OHA Credit Partners XVI
Series 2021-16A, Class AR, 5.08%, 10/18/37, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD625	$625,751
Series 2021-16A, Class D1R, 6.73%, 10/18/37, (3-mo. CME Term SOFR + 3.00%)(b)(c)	USD1,250	1,232,462
OHA Loan Funding Ltd.
Series 2015-1A, Class A1R4, 4.98%, 10/19/38, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD3,715	3,721,681
Series 2015-1A, Class BR4, 5.30%, 10/19/38, (3-mo. CME Term SOFR + 1.57%)(b)(c)	USD500	501,095
Series 2016-1A, Class A1R2, 5.19%, 07/20/37, (3-mo. CME Term SOFR + 1.46%)(b)(c)	USD250	250,271
OHS Issuer LLC, Series 2026-1A, Class A2, 5.98%, 02/25/61(c)	USD7,173	6,981,735
Onemain Financial Issuance Trust
Series 2025-1A, Class A, 4.82%, 07/14/38(c)	USD3,150	3,139,934
Series 2025-1A, Class D, 5.79%, 07/14/38(c)	USD1,072	1,068,315
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(c)	USD350	346,099
Series 2020-2A, Class A, 1.75%, 09/14/35(c)	USD190	188,533
Series 2020-2A, Class B, 2.21%, 09/14/35(c)	USD392	381,462
Series 2020-2A, Class C, 2.76%, 09/14/35(c)	USD575	560,470
Series 2021-1A, Class B, 1.95%, 06/16/36(c)	USD200	190,563
Series 2021-1A, Class D, 2.47%, 06/16/36(c)	USD500	464,002
Series 2023-1A, Class A, 5.50%, 06/14/38(c)	USD3,088	3,129,745
Series 2023-2A, Class B, 6.17%, 09/15/36(c)	USD5,323	5,411,203
Series 2023-2A, Class D, 7.52%, 09/15/36(c)	USD595	609,687
Series 2024-1A, Class A, 5.79%, 05/14/41(c)	USD17,087	17,527,284
Orchard Park CLO Ltd., Series 2024-1A, Class A, 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD1,000	1,001,000
OWL Rock CLO V LLC, Series 2020-5A, Class A1R, 5.51%, 04/20/34, (3-mo. CME Term SOFR + 1.78%)(b)(c)	USD1,474	1,473,644
OZLM Funding II Ltd., Series 2012-2A, Class AR4, 5.04%, 07/30/37, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD3,000	3,000,898
OZLM XIX Ltd., Series 2017-19A, Class A2R3, 5.15%, 01/15/35, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD2,500	2,496,200
OZLM XVIII Ltd., Series 2018-18A, Class B, 5.56%, 04/15/31, (3-mo. CME Term SOFR + 1.81%)(b)(c)	USD31	30,967

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Palmer Square CLO Ltd.
Series 2021-4A, Class A1R, 5.07%, 07/15/38, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD2,000	$2,004,602
Series 2022-3A, Class A1R, 5.08%, 07/20/37, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD250	250,301
Series 2022-3A, Class B1R, 5.33%, 07/20/37, (3-mo. CME Term SOFR + 1.60%)(b)(c)	USD250	250,080
Series 2023-1A, Class D1R, 6.38%, 01/20/38, (3-mo. CME Term SOFR + 2.65%)(b)(c)	USD830	827,448
Series 2025-1A, Class D1, 6.18%, 04/20/38, (3-mo. CME Term SOFR + 2.45%)(b)(c)	USD1,000	1,001,140
Series 2025-1A, Class E, 8.23%, 04/20/38, (3-mo. CME Term SOFR + 4.50%)(b)(c)	USD750	737,805
Series 2025-4A, Class A, 5.00%, 10/20/38, (3-mo. CME Term SOFR + 1.27%)(b)(c)	USD3,000	3,004,514
Series 2025-5A, Class D1, 6.28%, 10/20/38, (3-mo. CME Term SOFR + 2.55%)(b)(c)	USD3,000	2,986,137
Palmer Square European CLO DAC
Series 2024-2XR, Class DR, 1.00%, 10/15/39, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR1,000	1,153,150
Series 2026-2X, Class D, 1.00%, 08/15/39, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR1,100	1,268,465
Palmer Square European Loan Funding DAC
Series 2024-2X, Class D, 5.43%, 05/15/34, (3-mo. EURIBOR + 3.15%)(a)(b)	EUR730	842,668
Series 2024-3X, Class D, 5.33%, 05/15/34, (3-mo. EURIBOR + 3.05%)(a)(b)	EUR850	984,366
Palmer Square Loan Funding Ltd.
Series 2024-2A, Class D, 8.45%, 01/15/33, (3-mo. CME Term SOFR + 4.70%)(b)(c)	USD750	746,242
Series 2024-3A, Class A1R, 4.47%, 08/08/32, (3-mo. CME Term SOFR + 0.82%)(b)(c)	USD4,642	4,639,876
Series 2024-3A, Class A2R, 4.80%, 08/08/32, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD6,075	6,067,534
Series 2024-3A, Class BR, 5.10%, 08/08/32, (3-mo. CME Term SOFR + 1.45%)(b)(c)	USD2,200	2,198,900
Series 2024-3A, Class CR, 5.50%, 08/08/32, (3-mo. CME Term SOFR + 1.85%)(b)(c)	USD3,000	2,986,967
Series 2025-1A, Class C, 5.90%, 02/15/33, (3-mo. CME Term SOFR + 2.25%)(b)(c)	USD1,000	999,000
Series 2025-2A, Class C, 6.25%, 07/15/33, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD4,000	4,000,000
Security	Par (000)	Value
Series 2025-3A, Class A1, 4.70%, 01/15/34, (3-mo. CME Term SOFR + 0.95%)(b)(c)	USD2,569	$2,568,134
Series 2025-3A, Class C, 6.15%, 01/15/34, (3-mo. CME Term SOFR + 2.40%)(b)(c)	USD1,000	975,762
Series 2025-3A, Class D, 8.15%, 01/15/34, (3-mo. CME Term SOFR + 4.40%)(b)(c)	USD1,000	994,991
Panorama Auto Trust
Series 2025-1, Class A, 5.28%, 03/15/33, (1-mo. BB Swap + 0.97%)(a)(b)	AUD2,064	1,452,439
Series 2025-1, Class B, 5.66%, 03/15/33, (1-mo. BB Swap + 1.35%)(a)(b)	AUD576	405,821
Series 2025-3, Class A, 5.18%, 09/15/33, (1-mo. BB Swap + 0.87%)(a)(b)	AUD1,742	1,223,669
Series 2025-3, Class B, 5.46%, 09/15/33, (1-mo. BB Swap + 1.15%)(a)(b)	AUD500	350,520
Series 2025-3, Class C, 5.66%, 09/15/33, (1-mo. BB Swap + 1.35%)(a)(b)	AUD500	351,280
Series 2025-4, Class A, 5.24%, 04/20/34, (1-mo. BB Swap + 0.93%)(a)(b)	AUD9,120	6,410,930
Series 2025-4, Class B, 5.66%, 04/20/34, (1-mo. BB Swap + 1.35%)(a)(b)	AUD2,531	1,780,929
Series 2025-4, Class C, 5.81%, 04/20/34, (1-mo. BB Swap + 1.50%)(a)(b)	AUD2,726	1,915,966
Series 2026-1, Class A, 5.33%, 03/15/34, (1-mo. BB Swap + 1.02%)(a)(b)	AUD8,984	6,319,629
Series 2026-1, Class B, 5.66%, 03/15/34, (1-mo. BB Swap + 1.35%)(a)(b)	AUD972	683,743
Series 2026-1, Class C, 5.81%, 03/15/34, (1-mo. BB Swap + 1.50%)(a)(b)	AUD1,285	903,440
Series 2026-2, Class C, 5.97%, 05/20/34, (1-mo. BB Swap + 1.60%)(a)(b)	AUD860	604,485
Series 2026-2, Class D, 6.17%, 05/20/34, (1-mo. BB Swap + 1.80%)(a)(b)	AUD707	496,690
Series 2026-2, Class E, 7.42%, 05/20/34, (1-mo. BB Swap + 3.05%)(a)(b)	AUD716	502,771
PAR 2026-3 Issuer Trust
5.89%, 05/15/34	USD10,925	10,923,186
8.51%, 05/15/34	USD5,100	5,099,827
Park Blue CLO Ltd.
Series 2023-3A, Class A1R, 5.21%, 04/20/37, (3-mo. CME Term SOFR + 1.48%)(b)(c)	USD1,615	1,619,749
Series 2023-4A, Class A1R, 5.06%, 01/25/39, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD2,500	2,501,777
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2024-5A, Class A1, 5.29%, 07/25/37, (3-mo. CME Term SOFR + 1.48%)(b)(c)	USD9,240	$9,261,598
Series 2024-6A, Class A1, 5.15%, 01/25/38, (3-mo. CME Term SOFR + 1.34%)(b)(c)	USD5,200	5,208,002
Series 2025-10A, Class A1, 5.01%, 01/20/39, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD6,000	6,009,480
Series 2025-7A, Class A1, 5.03%, 04/25/38, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD4,000	3,997,996
Pavillion Consumer PLC
Series 2025-1X, Class B, 4.94%, 01/25/36, (1-day SONIA+ 1.20%)(a)(b)	GBP4,106	5,539,387
Series 2025-1X, Class C, 5.34%, 01/25/36, (1-day SONIA+ 1.60%)(a)(b)	GBP1,277	1,719,050
PCL Funding IX PLC, Series 2024-1, Class B, 5.03%, 07/16/29, (1-day SONIA + 1.30%)(a)(b)	GBP100	134,930
PCL Funding XII PLC, Series 2026-1, Class B, 4.89%, 06/15/30, (1-day SONIA+ 1.15%)(a)(b)	GBP242	326,036
Penta CLO 14 DAC, Series 2023-14X, Class DRR, 5.38%, 04/20/40, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR1,260	1,454,905
Penta CLO 17 DAC, Series 2024-17X, Class DR, 4.88%, 02/15/39, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR2,700	3,096,150
Penta CLO 18 DAC, Series 2024-18X, Class DR, 5.28%, 01/15/39, (3-mo. EURIBOR + 2.85%)(a)(b)	EUR1,100	1,268,432
Perimeter Master Note Business Trust
Series 2026-1A, Class A, 6.01%, 01/15/32(c)	USD12,600	12,566,262
Series 2026-1A, Class B, 6.50%, 01/15/32(c)	USD2,100	2,092,464
Series 2026-1A, Class C, 8.73%, 01/15/32(c)	USD1,700	1,694,083
Series 2026-1A, Class D, 11.51%, 01/15/32(c)	USD1,300	1,295,217
PFP Ltd.
Series 2024-11, Class A, 5.50%, 09/17/39, (1-mo. CME Term SOFR + 1.83%)(b)(c)	USD810	810,374
Series 2026-13, Class A, 5.17%, 08/18/43, (1-mo. CME Term SOFR + 1.50%)(b)(c)	USD3,200	3,209,607
Series 2026-14, Class A, 4.99%, 12/18/43, (1-mo. CME Term SOFR + 1.32%)(b)(c)	USD3,020	3,022,523
PFS Financing Corp., Series 2025-B, Class B, 5.14%, 02/15/30(c)	USD8,050	8,069,161
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class AR, 4.95%, 10/20/38, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD3,500	3,500,300
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(c)	USD4,940	4,816,008
Point Broadband Funding LLC
Series 2025-1A, Class A2, 5.34%, 07/20/55(c)	USD4,410	4,340,197
Security	Par (000)	Value
Series 2025-1A, Class B, 5.73%, 07/20/55(c)	USD2,510	$2,476,690
Polen Capital CLO Ltd., Series 2025-2A, Class A1, 5.06%, 01/20/39, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD1,750	1,752,826
Pony SA
Series 2024-1, Class B, 3.12%, 01/14/33, (1-mo. EURIBOR + 0.85%)(a)(b)	EUR71	82,099
Series 2024-1, Class C, 3.47%, 01/14/33, (1-mo. EURIBOR + 1.20%)(a)(b)	EUR71	82,191
Post CLO VI Ltd., Series 2024-2A, Class A1, 5.15%, 01/20/38, (3-mo. CME Term SOFR + 1.42%)(b)(c)	USD1,750	1,753,877
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/40(c)	USD412	400,522
Series 2026-SFR1, Class E, 4.10%, 02/17/43(c)	USD1,795	1,634,364
Providus CLO II DAC, Series 2X, Class DRR, 5.63%, 10/15/38, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR910	1,049,631
Providus CLO VI DAC, Series 6X, Class D, 5.42%, 05/20/34, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR1,000	1,158,283
Providus CLO XIV DAC, Series 14X, Class D, 4.92%, 04/18/40, (3-mo. EURIBOR + 2.65%)(a)(b)	EUR2,773	3,186,686
PRPM Issuer LLC, Series 2026-CRE1, Class A, 5.34%, 03/19/43, (1-mo. CME Term SOFR + 1.67%)(b)(c)	USD3,200	3,208,000
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55(c)	USD3,747	3,624,779
Series 2026-1A, Class B, 6.73%, 01/05/56(c)	USD1,114	1,098,566
Series 2026-2A, Class A2, 5.85%, 01/05/56(c)	USD2,431	2,348,883
Series 2026-5A, Class A2, 6.18%, 03/06/56(c)	USD3,453	3,436,878
Series 2026-6A, Class A21, 5.34%, 07/05/56(c)	USD3,584	3,544,588
Series 2026-7A, Class A21, 5.59%, 07/05/56(c)	USD10,809	10,600,203
Quarzo Srl
Series 2026-1, Class B, 3.40%, 09/15/43, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR1,775	2,036,738
Series 2026-1, Class C, 3.80%, 09/15/43, (3-mo. EURIBOR + 1.40%)(a)(b)	EUR416	478,255
Quarzo SRL
Series 2024-1, Class B, 4.00%, 06/15/41, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR159	185,008
Series 2024-1, Class C, 4.70%, 06/15/41, (3-mo. EURIBOR + 2.30%)(a)(b)	EUR53	61,627

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rad CLO 10 Ltd.
Series 2021-10A, Class A, 5.18%, 04/23/34, (3-mo. CME Term SOFR + 1.43%)(b)(c)	USD3,510	$3,512,281
Series 2021-10A, Class B, 5.41%, 04/23/34, (3-mo. CME Term SOFR + 1.66%)(b)(c)	USD250	249,955
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, 5.15%, 07/15/37, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD1,000	1,000,691
Rad CLO 24 Ltd., Series 2024-24A, Class B, 5.73%, 07/20/37, (3-mo. CME Term SOFR + 2.00%)(b)(c)	USD1,000	1,001,080
RAD CLO 28 Ltd., Series 2024-28A, Class D1, 6.53%, 04/20/38, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD750	749,721
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, 5.12%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD3,000	3,005,401
RAF ABS Trust, 5.26%, 12/09/31(a)(b)	AUD1,512	1,063,844
RCKT Mortgage Trust, Series 2024-CES1, Class M2, 6.77%, 02/25/44(b)(c)	USD138	138,341
Red & Black Auto Italy SRL, Series 3, Class B, 3.30%, 07/28/36, (1-mo. EURIBOR + 1.10%)(a)(b)	EUR68	78,554
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, 5.13%, 01/25/38, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD3,000	3,004,692
Regatta 31 Funding Ltd., Series 2025-1A, Class C1, 6.61%, 03/25/38, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD2,000	1,996,490
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 5.14%, 10/15/37, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD3,540	3,546,816
Regatta XVII Funding Ltd., Series 2020-1A, Class AR, 5.13%, 10/15/37, (3-mo. CME Term SOFR + 1.38%)(b)(c)	USD3,900	3,907,000
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, 4.91%, 04/15/38, (3-mo. CME Term SOFR + 1.16%)(b)(c)	USD1,473	1,470,678
Series 2021-1A, Class BR, 5.30%, 04/15/38, (3-mo. CME Term SOFR + 1.55%)(b)(c)	USD670	671,910
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1R, 4.87%, 07/25/39, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD2,620	2,620,000
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(c)	USD4,477	4,388,986
Series 2021-2, Class B, 2.35%, 08/15/33(c)	USD1,710	1,617,965
Series 2022-1, Class B, 3.71%, 03/15/32(c)	USD137	137,216
Series 2024-1, Class A, 5.83%, 07/15/36(c)	USD1,371	1,382,660
Series 2024-2, Class B, 5.49%, 12/15/33(c)	USD1,033	1,035,282
Series 2024-2, Class C, 5.74%, 12/15/33(c)	USD3,736	3,744,971
Security	Par (000)	Value
Series 2024-2, Class D, 6.33%, 12/15/33(c)	USD750	$752,338
Series 2025-2, Class A, 4.59%, 11/16/37(c)	USD5,400	5,357,491
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 08/20/32(c)	USD6,024	6,028,052
Series 2024-A, Class B, 6.47%, 08/20/32(c)	USD1,801	1,802,496
Series 2024-A, Class C, 7.28%, 08/20/32(c)	USD1,665	1,666,866
Series 2024-B, Class A, 5.42%, 11/20/37(c)	USD7,613	7,637,862
Series 2025-A, Class A, 4.59%, 11/20/34(c)	USD6,466	6,376,638
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(c)	USD3,017	2,931,951
RevoCar SA - Compartment
Series 2025-2, Class B, 3.02%, 08/25/38, (1-mo. EURIBOR + 0.80%)(a)(b)	EUR183	210,054
Series 2025-2, Class C, 3.27%, 08/25/38, (1-mo. EURIBOR + 1.05%)(a)(b)	EUR91	104,812
Rockford Tower CLO Ltd.
Series 2018-2A, Class D, 7.09%, 10/20/31, (3-mo. CME Term SOFR + 3.36%)(b)(c)	USD1,000	1,000,579
Series 2022-1A, Class A1R, 4.93%, 07/20/35, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD1,000	1,000,337
Series 2022-1A, Class CR, 5.68%, 07/20/35, (3-mo. CME Term SOFR + 1.95%)(b)(c)	USD1,250	1,250,625
Series 2025-3A, Class A1, 5.05%, 03/31/38, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD2,000	2,001,687
Rockford Tower Europe CLO DAC
Series 2025-1X, Class D, 5.47%, 10/25/37, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR1,980	2,256,759
Series 2025-3X, Class D, 5.53%, 01/15/40, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR2,550	2,929,650
Romark CLO II Ltd., Series 2018-2A, Class CR, 6.81%, 07/25/31, (3-mo. CME Term SOFR + 3.00%)(b)(c)	USD1,000	1,000,063
Romark CLO III Ltd., Series 2019-3A, Class A2AR, 5.76%, 10/15/34, (3-mo. CME Term SOFR + 2.01%)(b)(c)	USD1,250	1,249,200
RR 19 Ltd.
Series 2021-19A, Class A1R, 4.93%, 04/15/40, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD1,630	1,628,194
Series 2021-19A, Class A2R, 5.30%, 04/15/40, (3-mo. CME Term SOFR + 1.55%)(b)(c)	USD750	752,025
Series 2021-19A, Class DR, 8.45%, 04/15/40, (3-mo. CME Term SOFR + 4.70%)(b)(c)	USD4,000	3,975,216
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
RR 20 Ltd., Series 2022-20A, Class CR, 6.35%, 07/15/37, (3-mo. CME Term SOFR + 2.60%)(b)(c)	USD750	$743,143
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.11%, 10/15/39, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD250	250,242
RR 38 Ltd.
Series 2025-38A, Class A1A, 4.90%, 04/15/40, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD1,125	1,123,162
Series 2025-38A, Class A2, 5.25%, 04/15/40, (3-mo. CME Term SOFR + 1.50%)(b)(c)	USD750	750,360
RR 43 Ltd., Series 2026-43A, Class C1, 6.05%, 10/15/39, (3-mo. CME Term SOFR + 2.40%)(b)(c)	USD1,000	1,001,905
RR 5 Ltd., Series 2018-5A, Class A1A2, 4.82%, 07/15/39, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD1,000	999,900
RR 7 Ltd.
Series 2019-7A, Class C1B, 6.85%, 01/15/37, (3-mo. CME Term SOFR + 3.10%)(b)(c)	USD1,000	1,000,000
Series 2019-7AR, Class A1A2, 5.02%, 10/15/39, (3-mo. CME Term SOFR + 1.24%)(b)(c)	USD1,750	1,750,000
Sagard-Halseypoint CLO 10 Ltd., Series 2025-10A, Class A1, 5.08%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD5,000	5,008,770
SAIF Securitization Trust
Series 2025-CES1, Class A2, 5.64%, 06/25/65(c)(d)	USD2,232	2,223,144
Series 2026-CES1, Class A1A, 5.40%, 02/25/56(c)(d)	USD3,553	3,522,122
Sandstone Peak II Ltd., Series 2023-1A, Class A1R, 5.14%, 07/20/38, (3-mo. CME Term SOFR + 1.41%)(b)(c)	USD1,000	1,002,375
Sandstone Peak III Ltd., Series 2024-1A, Class A1R, 5.11%, 04/25/37, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD2,500	2,502,599
Sandstone Peak IV Ltd., Series 2025-1A, Class A1, 5.02%, 01/20/39, (3-mo. CME Term SOFR + 1.29%)(b)(c)	USD3,000	3,004,934
Santander Consumo 10 FT
Series 10, Class B, 3.34%, 05/22/41, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR3,100	3,583,351
Series 10, Class C, 3.74%, 05/22/41, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR1,600	1,846,213
Series 10, Class D, 4.14%, 05/22/41, (3-mo. EURIBOR + 1.90%)(a)(b)	EUR1,800	2,094,548
Santander Consumo 11 FT
Series 11, Class C, 3.80%, 04/24/42, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR1,000	1,154,536
Series 11, Class E, 6.05%, 04/24/42, (3-mo. EURIBOR + 3.55%)(a)(b)	EUR1,500	1,734,577
Security	Par (000)	Value
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class B, 3.68%, 01/21/40, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR360	$416,156
Series 8, Class C, 3.98%, 01/21/40, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR180	207,628
Series 8, Class D, 5.23%, 01/21/40, (3-mo. EURIBOR + 2.75%)(a)(b)	EUR90	103,836
SC Austria SARL
Series 2025-1, Class B, 3.27%, 07/25/41, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR3,805	4,399,126
Series 2025-1, Class C, 3.62%, 07/25/41, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR1,321	1,531,252
Series 2025-1, Class D, 3.97%, 07/25/41, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR1,128	1,304,869
SC Germany SA Compartment Consumer
Series 2024-2, Class B, 3.37%, 05/14/38, (1-mo. EURIBOR + 1.10%)(a)(b)	EUR580	670,795
Series 2024-2, Class C, 3.67%, 05/14/38, (1-mo. EURIBOR + 1.40%)(a)(b)	EUR97	111,741
Series 2024-2, Class D, 3.97%, 05/14/38, (1-mo. EURIBOR + 1.70%)(a)(b)	EUR97	111,793
Series 2025-1, Class B, 3.22%, 12/14/38, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR400	461,260
Series 2025-1, Class C, 3.47%, 12/14/38, (1-mo. EURIBOR + 1.20%)(a)(b)	EUR100	115,410
Series 2025-1, Class D, 4.02%, 12/14/38, (1-mo. EURIBOR + 1.75%)(a)(b)	EUR100	114,703
Series 2025-2, Class B, 3.22%, 12/15/38, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR3,800	4,373,543
Series 2025-2, Class C, 3.42%, 12/15/38, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR800	919,201
Series 2025-2, Class D, 3.77%, 12/15/38, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR1,200	1,379,217
SC Germany SA Compartment Leasing
Series 2025-1, Class B, 3.12%, 09/14/36, (1-mo. EURIBOR + 0.85%)(a)(b)	EUR200	230,285
Series 2025-1, Class C, 3.27%, 09/14/36, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR100	114,912
SC Sweden I SARL, Series 1, Class B, 3.37%, 12/25/39, (3-mo. STIBOR + 1.39%)(a)(b)	SEK21,730	2,281,303
Sculptor CLO XXXVI Ltd., Series 36A, Class A1, 4.92%, 01/30/39, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD6,400	6,404,755

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sculptor European CLO VIII DAC, Series 8X, Class DR, 5.13%, 01/17/39, (3-mo. EURIBOR + 2.95%)(a)(b)	EUR1,000	$1,155,299
Secucor Finance 2013-1 DAC
Series 2025-1, Class B, 3.66%, 09/20/36, (1-mo. EURIBOR + 1.45%)(a)(b)	EUR500	577,012
Series 2025-1, Class C, 3.91%, 09/20/36, (1-mo. EURIBOR + 1.70%)(a)(b)	EUR100	115,032
Series 2025-1, Class D, 5.61%, 09/20/36, (1-mo. EURIBOR + 3.40%)(a)(b)	EUR400	459,529
Series 2025-1, Class E, 6.71%, 09/20/36, (1-mo. EURIBOR + 4.50%)(a)(b)	EUR100	114,832
Series 2025-1, Class F, 8.41%, 09/20/36, (1-mo. EURIBOR + 6.20%)(a)(b)	EUR700	808,230
Serval PLC, Series 2026-1X, Class E, 7.00%, 01/20/76(a)(b)	GBP1,449	1,942,497
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(c)	USD11	10,949
Series 2024-1A, Class A, 6.39%, 11/20/35(c)	USD696	705,582
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(c)	USD3,866	3,763,597
Shentel Issuer LLC, Series 2025-1A, Class A2, 5.64%, 12/20/55(c)	USD4,771	4,776,860
Signal Harmonic CLO I DAC, Series 1X, Class DR, 5.93%, 07/15/38, (3-mo. EURIBOR + 3.50%)(a)(b)	EUR1,320	1,521,290
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, 5.18%, 07/18/37, (3-mo. CME Term SOFR + 1.45%)(b)(c)	USD2,500	2,502,873
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.93%, 10/26/34, (3-mo. CME Term SOFR + 1.12%)(b)(c)	USD2,300	2,300,545
Signal Peak CLO 7 Ltd., Series 2019-1A, Class A1R, 5.15%, 10/20/37, (3-mo. CME Term SOFR + 1.42%)(b)(c)	USD1,000	1,001,975
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, 5.12%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD8,700	8,717,400
Silver Point CLO 13 Ltd., Series 2025-13A, Class D1, 6.40%, 10/15/38, (3-mo. CME Term SOFR + 2.65%)(b)(c)	USD2,000	1,999,196
Silver Point CLO 5 Ltd., Series 2024-5A, Class D1, 6.98%, 10/20/37, (3-mo. CME Term SOFR + 3.25%)(b)(c)	USD2,500	2,452,669
Silver Point CLO 6 Ltd., Series 2024-6A, Class A1, 5.15%, 10/15/37, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD5,000	5,009,274
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, 4.96%, 04/15/38, (3-mo. CME Term SOFR + 1.21%)(b)(c)	USD3,000	2,998,026
Silver Point Euro CLO 1 DAC, Series 1X, Class D, 5.43%, 01/15/39, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR1,257	1,455,870
Security	Par (000)	Value
Silver Point Euro CLO 2 DAC, Series 2X, Class D, 5.54%, 01/15/39, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR885	$1,022,977
Sixth Street CLO LTD. SIXST 2016 6AR A1R3 144A, Series 2016-6A, Class A1R3, 4.97%, 07/01/39, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD1,000	999,744
Sixth Street CLO XII Ltd., Series 2018-12A, Class BR2, 5.35%, 01/17/39, (3-mo. CME Term SOFR + 1.60%)(b)(c)	USD1,025	1,027,358
Sixth Street CLO XIII Ltd., Series 2019-13A, Class A1R2, 4.95%, 01/21/38, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD1,000	999,611
Sixth Street CLO XIX Ltd., Series 2021-19A, Class BR, 5.35%, 07/17/38, (3-mo. CME Term SOFR + 1.60%)(b)(c)	USD500	501,075
Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, 4.90%, 04/17/38, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD1,750	1,747,380
Sixth Street CLO XXII Ltd., Series 2023-22A, Class AR, 4.86%, 04/21/38, (3-mo. CME Term SOFR + 1.13%)(b)(c)	USD5,000	4,990,009
Sixth Street CLO XXV Ltd.
Series 2024-25A, Class BR, 5.28%, 07/24/37, (3-mo. CME Term SOFR + 1.50%)(b)(c)	USD2,000	2,003,360
Series 2024-25A, Class CR, 5.58%, 07/24/37, (3-mo. CME Term SOFR + 1.80%)(b)(c)	USD2,000	2,000,000
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 4.33%, 06/15/33, (3-mo. CME Term SOFR + 0.66%)(b)	USD81	80,535
Series 2004-B, Class A4, 4.36%, 09/15/33, (3-mo. CME Term SOFR + 0.69%)(b)	USD144	142,838
Series 2005-A, Class A4, 4.24%, 12/15/38, (3-mo. CME Term SOFR + 0.57%)(b)	USD905	891,279
Series 2006-A, Class A5, 4.22%, 06/15/39, (3-mo. CME Term SOFR + 0.55%)(b)	USD62	60,051
Series 2007-A, Class A4A, 4.17%, 12/16/41, (3-mo. CME Term SOFR + 0.50%)(b)	USD244	239,217
SLM Private Education Loan Trust, Series 2010-C, Class A5, 8.54%, 10/15/41, (1-mo. CME Term SOFR + 4.86%)(b)(c)	USD2,105	2,181,293
SMB Private Education Loan Trust
Series 2017-A, Class B, 3.50%, 06/17/41(c)	USD43	43,127
Series 2018-A, Class A2A, 3.50%, 02/15/36(c)	USD7	6,788
Series 2018-A, Class A2B, 4.59%, 02/15/36, (1-mo. CME Term SOFR + 0.91%)(b)(c)	USD37	37,446
Series 2018-B, Class A2B, 4.51%, 01/15/37, (1-mo. CME Term SOFR + 0.83%)(b)(c)	USD45	44,515
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2019-A, Class A2A, 3.44%, 07/15/36(c)	USD41	$40,552
Series 2019-A, Class A2B, 4.66%, 07/15/36, (1-mo. CME Term SOFR + 0.98%)(b)(c)	USD315	314,521
Series 2019-B, Class A2A, 2.84%, 06/15/37(c)	USD93	91,318
Series 2019-B, Class A2B, 4.79%, 06/15/37, (1-mo. CME Term SOFR + 1.11%)(b)(c)	USD265	264,874
Series 2019-B, Class B, 3.56%, 06/15/43(c)	USD9,155	8,715,145
Series 2020-A, Class A2A, 2.23%, 09/15/37(c)	USD63	61,555
Series 2020-A, Class A2B, 4.62%, 09/15/37, (1-mo. CME Term SOFR + 0.94%)(b)(c)	USD636	635,109
Series 2020-A, Class B, 3.00%, 08/15/45(c)	USD3,600	3,343,398
Series 2020-B, Class A1B, 4.89%, 07/15/53, (1-mo. CME Term SOFR + 1.21%)(b)(c)	USD109	109,435
Series 2020-B, Class B, 2.76%, 07/15/53(c)	USD1,016	920,593
Series 2020-PTA, Class A2B, 4.69%, 09/15/54, (1-mo. CME Term SOFR + 0.96%)(b)(c)	USD380	378,769
Series 2020-PTA, Class B, 2.50%, 09/15/54(c)	USD380	336,029
Series 2020-PTB, Class A2B, 4.69%, 09/15/54, (1-mo. CME Term SOFR + 0.96%)(b)(c)	USD2,338	2,325,916
Series 2021-A, Class A2B, 1.59%, 01/15/53(c)	USD4,331	3,994,301
Series 2021-A, Class APL, 4.47%, 01/15/53(b)(c)	USD1,603	1,589,518
Series 2021-A, Class APT1, 1.07%, 01/15/53(c)	USD901	831,008
Series 2021-A, Class B, 2.31%, 01/15/53(c)	USD925	898,076
Series 2021-C, Class A2, 4.59%, 01/15/53, (1-mo. CME Term SOFR + 0.91%)(b)(c)	USD1,276	1,267,224
Series 2021-C, Class APT1, 1.39%, 01/15/53(c)	USD186	169,528
Series 2021-C, Class B, 2.30%, 01/15/53(c)	USD438	425,181
Series 2021-D, Class A1A, 1.34%, 03/17/53(c)	USD83	78,690
Series 2022-A, Class B, 3.25%, 11/16/54(c)	USD371	336,997
Series 2022-B, Class A1B, 5.08%, 02/16/55, (30-day Avg SOFR + 1.45%)(b)(c)	USD1,022	1,024,675
Series 2022-C, Class A1A, 4.48%, 05/16/50(c)	USD650	639,485
Series 2022-C, Class B, 5.09%, 05/16/50(c)	USD5,072	4,854,890
Series 2022-D, Class B, 6.15%, 10/15/58(c)	USD1,220	1,230,645
Security	Par (000)	Value
Series 2023-A, Class A1B, 5.13%, 01/15/53, (30-day Avg SOFR + 1.50%)(b)(c)	USD1,261	$1,265,705
Series 2023-B, Class A1B, 5.43%, 10/16/56, (30-day Avg SOFR + 1.80%)(b)(c)	USD2,089	2,125,293
Series 2023-C, Class A1A, 5.67%, 11/15/52(c)	USD1,453	1,468,198
Series 2023-C, Class A1B, 5.17%, 11/15/52, (30-day Avg SOFR + 1.55%)(b)(c)	USD3,322	3,347,477
Series 2024-A, Class A1B, 5.08%, 03/15/56, (30-day Avg SOFR + 1.45%)(b)(c)	USD1,334	1,343,382
Series 2024-A, Class B, 5.88%, 03/15/56(c)	USD334	336,116
Series 2024-C, Class A1B, 4.72%, 06/17/52, (30-day Avg SOFR + 1.10%)(b)(c)	USD1,383	1,380,421
Series 2024-D, Class A1B, 4.72%, 07/15/53, (30-day Avg SOFR + 1.10%)(b)(c)	USD363	360,507
Sofi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%, 02/25/36(c)	USD12,828	12,817,779
Series 2026-B, Class B, 4.90%, 02/25/36(c)	USD1,427	1,416,517
Series 2026-B, Class C, 5.20%, 02/25/36(c)	USD1,362	1,353,339
Series 2026-B, Class D, 5.56%, 02/25/36(c)	USD1,337	1,330,021
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(c)	USD30	29,952
Series 2024-1A, Class A, 6.06%, 02/12/31(c)	USD129	128,831
Sofi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(c)	USD482	475,635
SoFi Professional Loan Program LLC
Series 2018-C, Class A2FX, 3.59%, 01/25/48(c)	USD7	6,505
Series 2020-A, Class BFX, 3.12%, 05/15/46(c)	USD365	325,590
Series 2020-C, Class AFX, 1.95%, 02/15/46(c)	USD1,436	1,344,053
Series 2020-C, Class BFX, 3.36%, 02/15/46(c)	USD537	456,458
Series 2021-B, Class AFX, 1.14%, 02/15/47(c)	USD1,343	1,166,282
SoFi Professional Loan Program Trust
Series 2020-B, Class A2FX, 2.17%, 05/15/46(c)	USD1,107	1,043,270
Series 2020-B, Class BFX, 2.73%, 05/15/46(c)	USD1,350	1,114,966
Sona Fios CLO III DAC, Series 3X, Class D, 5.74%, 04/20/37, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR1,800	2,088,323
Sona Fios CLO V DAC, Series 5X, Class D, 5.50%, 08/25/38, (3-mo. EURIBOR + 3.30%)(a)(b)	EUR1,200	1,388,392

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sound Point CLO Ltd., Series 2025-2A, Class C, 5.65%, 04/15/38, (3-mo. CME Term SOFR + 1.90%)(b)(c)	USD1,050	$1,052,308
Sound Point CLO V-R Ltd.
Series 2014-1RA, Class A, 5.14%, 07/18/31, (3-mo. CME Term SOFR + 1.41%)(b)(c)	USD114	114,128
Series 2014-1RA, Class B, 5.74%, 07/18/31, (3-mo. CME Term SOFR + 2.01%)(b)(c)	USD1,000	999,120
Sound Point Clo XXI Ltd., Series 2018-3A, Class A1AR, 5.11%, 10/26/31, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD545	545,310
Sound Point CLO XXV Ltd., Series 2019-4A, Class A1R, 5.09%, 04/25/33, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD677	677,322
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, 5.14%, 04/18/31, (3-mo. CME Term SOFR + 1.41%)(b)(c)	USD1,088	1,088,725
Soundview Home Loan Trust, Series 2007-NS1, Class M1, 4.36%, 01/25/37, (1-mo. CME Term SOFR + 0.64%)(b)	USD269	277,616
STAR Trust, Series 2025-SFR5, Class D, 6.13%, 02/17/42, (1-mo. CME Term SOFR + 2.45%)(b)(c)	USD1,667	1,672,140
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(c)	USD1,485	1,471,315
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(c)	USD1,093	1,094,802
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(c)	USD4,456	4,384,128
Sunrise Spv 97 Srl
Series 2025-2, Class B, 3.22%, 10/27/50, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR669	770,187
Series 2025-2, Class C, 3.47%, 10/27/50, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR215	246,750
Series 2025-2, Class D, 3.77%, 10/27/50, (1-mo. EURIBOR + 1.55%)(a)(b)	EUR100	114,991
Sunrise Spv 98 Srl
Series 2026-1, Class B, 3.22%, 04/27/51, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR2,803	3,215,038
Series 2026-1, Class C, 3.47%, 04/27/51, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR2,195	2,514,554
Series 2026-1, Class D, 3.72%, 04/27/51, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR1,008	1,157,029
Series 2026-1, Class E, 5.07%, 04/27/51, (1-mo. EURIBOR + 2.85%)(a)(b)	EUR1,069	1,234,172
Sunshine Mortgage Funding 1 PLC, Series 1X, Class A1, 5.25%, 04/30/91(a)	GBP4,792	6,314,638
Sycamore Tree CLO Ltd.
Series 2023-4A, Class D1R, 6.63%, 10/20/38, (3-mo. CME Term SOFR + 2.90%)(b)(c)	USD3,000	2,985,781
Security	Par (000)	Value
Series 2025-6A, Class A1, 4.93%, 04/20/38, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD3,000	$3,000,731
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 5.05%, 01/05/38, (3-mo. CME Term SOFR + 1.31%)(b)(c)	USD2,000	2,004,710
Symphony CLO 43 Ltd., Series 2024-43A, Class A1R, 4.98%, 04/15/37, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD2,000	2,000,732
Symphony CLO 44 Ltd.
Series 2024-44A, Class BR, 5.34%, 07/14/37, (3-mo. CME Term SOFR + 1.60%)(b)(c)	USD1,750	1,754,830
Series 2024-44A, Class E, 9.82%, 07/14/37, (3-mo. CME Term SOFR + 6.15%)(b)(c)	USD1,000	993,484
Symphony CLO 49 Ltd., Series 2025-49A, Class B, 5.43%, 07/20/38, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,200	1,202,400
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, 5.34%, 01/16/32, (3-mo. CME Term SOFR + 1.55%)(b)(c)	USD1,000	998,200
Symphony CLO XXIII Ltd., Series 2020-23A, Class D1R2, 6.35%, 01/15/34, (3-mo. CME Term SOFR + 2.60%)(b)(c)	USD2,000	2,000,512
Symphony CLO XXXIII Ltd., Series 2022-33A, Class AR, 5.04%, 01/24/38, (3-mo. CME Term SOFR + 1.26%)(b)(c)	USD1,000	1,001,358
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(c)	USD5,528	5,415,510
TAGUS-Sociedade de Titularizacao de Creditos SA/Silk Finance No. 6
Series 6, Class B, 3.51%, 12/25/39, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR300	346,979
Series 6, Class C, 4.01%, 12/25/39, (3-mo. EURIBOR + 1.70%)(a)(b)	EUR100	115,983
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, 4.02%, 10/27/42, (1-mo. EURIBOR + 1.80%)(a)(b)	EUR55	64,054
Series 2, Class C, 4.82%, 10/27/42, (1-mo. EURIBOR + 2.60%)(a)(b)	EUR55	64,277
Series 2, Class D, 6.22%, 10/27/42, (1-mo. EURIBOR + 4.00%)(a)(b)	EUR55	64,357
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3
Class A, 3.15%, 10/27/43, (1-mo. EURIBOR + 0.93%)(a)(b)	EUR2,200	2,539,979
Series 3, Class B, 3.62%, 10/27/43, (1-mo. EURIBOR + 1.40%)(a)(b)	EUR100	115,123
Series 3, Class C, 3.87%, 10/27/43, (1-mo. EURIBOR + 1.65%)(a)(b)	EUR100	115,660
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 3, Class D, 5.22%, 10/27/43, (1-mo. EURIBOR + 3.00%)(a)(b)	EUR300	$346,136
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, 4.95%, 08/16/34, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD4,450	4,449,527
TCW CLO Ltd., Series 2019-2A, Class A1R2, 5.00%, 01/20/38, (3-mo. CME Term SOFR + 1.27%)(b)(c)	USD750	750,974
Terwin Mortgage Trust, Series 2005-10HE, Class M5, 4.86%, 06/25/36, (1-mo. CME Term SOFR + 1.13%)(b)	USD1,323	1,241,554
Texas Debt Capital CLO Ltd., Series 2024-2A, Class B, 5.48%, 01/24/37, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD2,000	2,006,420
Texas Debt Capital Euro CLO DAC, Series 2024-1X, Class DR, 5.12%, 07/16/40, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR2,087	2,399,790
Thetis Finance Auto 2026, Series 3, Class E, 5.61%, 12/25/44, (1-mo. EURIBOR + 3.40%)(a)(b)	EUR200	231,090
Tikehau CLO VI DAC, Series 6X, Class D, 6.03%, 01/15/35, (3-mo. EURIBOR + 3.60%)(a)(b)	EUR1,000	1,153,496
Tikehau CLO XII DAC, Series 12X, Class D, 5.74%, 10/20/38, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR1,300	1,508,241
Tikehau U.S. CLO VI Ltd., Series 2024-1A, Class C, 5.93%, 07/18/37, (3-mo. CME Term SOFR + 2.20%)(b)(c)	USD7,500	7,507,023
Towd Point Mortgage Trust
Series 2025-CRM1, Class A1, 5.80%, 01/25/65(c)(d)	USD3,942	3,947,782
Series 2026-FIX1, Class A2, 5.30%, 12/25/65(c)(d)	USD2,694	2,643,052
Trestles CLO III Ltd.
Series 2020-3A, Class A1R, 5.12%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD2,500	2,504,524
Series 2020-3A, Class ER, 9.83%, 10/20/37, (3-mo. CME Term SOFR + 6.10%)(b)(c)	USD1,000	1,000,461
Trestles CLO IX Ltd., Series 2025-9A, Class A1, 5.01%, 01/15/39, (3-mo. CME Term SOFR + 1.26%)(b)(c)	USD3,750	3,754,608
Trestles CLO Ltd., Series 2017-1A, Class D1RR, 6.82%, 07/25/37, (3-mo. CME Term SOFR + 3.15%)(b)(c)	USD500	500,000
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, 4.99%, 04/25/38, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD5,670	5,662,188
Trestles CLO VII Ltd., Series 2024-7A, Class A1, 5.19%, 10/25/37, (3-mo. CME Term SOFR + 1.38%)(b)(c)	USD2,300	2,303,921
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, 3.11%, 01/20/35, (1-mo. EURIBOR + 0.90%)(a)(b)	EUR38	43,287
Security	Par (000)	Value
Trimaran CAVU Ltd.
Series 2019-2A, Class DR, 6.78%, 03/18/38, (3-mo. CME Term SOFR + 3.05%)(b)(c)	USD3,000	$2,938,268
Series 2021-2A, Class D1R, 6.31%, 10/25/34, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD3,300	3,274,504
Series 2022-1A, Class AR, 5.13%, 10/22/37, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD2,250	2,254,050
Series 2022-2A, Class AR, 4.97%, 03/27/38, (3-mo. CME Term SOFR + 1.24%)(b)(c)	USD2,000	2,001,721
Series 2023-2A, Class D1R, 6.48%, 01/20/39, (3-mo. CME Term SOFR + 2.75%)(b)(c)	USD2,000	1,998,352
Series 2024-1A, Class A, 5.19%, 01/25/38, (3-mo. CME Term SOFR + 1.38%)(b)(c)	USD4,000	4,007,865
Series 2024-1A, Class E, 10.06%, 01/25/38, (3-mo. CME Term SOFR + 6.25%)(b)(c)	USD3,750	3,754,287
Trinitas CLO VI Ltd., Series 2017-6A, Class D1R4, 7.11%, 01/25/34, (3-mo. CME Term SOFR + 3.30%)(b)(c)	USD1,200	1,168,824
Trinitas CLO XI Ltd., Series 2019-11A, Class CR2, 5.75%, 07/15/34, (3-mo. CME Term SOFR + 2.00%)(b)(c)	USD2,000	2,005,356
Trinitas CLO XIV Ltd., Series 2020-14A, Class BR2, 5.51%, 01/25/34, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,245	1,245,212
Trinitas CLO XIX Ltd., Series 2022-19A, Class BR, 5.28%, 10/20/33, (3-mo. CME Term SOFR + 1.55%)(b)(c)	USD1,000	999,350
Trinitas CLO XVI Ltd., Series 2021-16A, Class B1R, 5.43%, 07/20/34, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD2,500	2,501,275
Trinitas CLO XXIII Ltd., Series 2023-23A, Class A1R, 5.04%, 10/20/38, (3-mo. CME Term SOFR + 1.31%)(b)(c)	USD3,000	3,006,475
Trinitas CLO XXIX Ltd.
Series 2024-29A, Class D1, 7.15%, 07/23/37, (3-mo. CME Term SOFR + 3.40%)(b)(c)	USD1,000	1,000,000
Series 2024-29AR, Class A1R, 4.97%, 10/23/39, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD1,750	1,750,000
Series 2024-29AR, Class D1R, 6.60%, 10/23/39, (3-mo. CME Term SOFR + 2.88%)(b)(c)	USD2,750	2,750,000
Trinitas CLO XXV Ltd., Series 2023-25A, Class A1R, 4.99%, 01/23/39, (3-mo. CME Term SOFR + 1.24%)(b)(c)	USD1,000	1,000,944
Trinitas CLO XXX Ltd., Series 2024-30A, Class E, 10.65%, 10/23/37, (3-mo. CME Term SOFR + 6.90%)(b)(c)	USD1,500	1,502,135

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trinitas CLO XXXII Ltd.
Series 2025-32A, Class A1, 5.08%, 07/23/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD3,000	$3,004,995
Series 2025-32A, Class E, 9.55%, 07/23/38, (3-mo. CME Term SOFR + 5.80%)(b)(c)	USD1,000	998,115
Trinitas CLO XXXV Ltd.
Series 2026-35A, Class A1, 4.95%, 01/22/39, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD2,500	2,501,688
Series 2026-35A, Class D1, 6.23%, 01/22/39, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD500	498,485
Truist Bank Auto Credit-Linked Notes Series, Series 2025-1, Class B, 4.73%, 09/26/33(c)	USD2,385	2,376,392
Turquoise V Trust, Series 2026-1, Class A2, 5.51%, 06/12/67, (1-mo. BB Swap + 1.20%)(a)(b)	AUD1,440	1,011,869
U.S. Bank N.A., Series 2026-RVM1, Class B1, 4.96%, 12/25/46(c)	USD5,924	5,822,626
Unique Pub Finance Co. PLC (The), Series N, 6.46%, 03/30/32(a)	GBP3,393	4,726,538
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(c)	USD1,667	1,658,294
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.24%, 03/15/34(c)	USD1,697	1,694,230
Upgrade Master Pass-Thru Trust Series
Series 2025-ST5, Class B, 5.25%, 09/15/32(c)	USD517	514,553
Series 2025-ST6, Class B, 5.10%, 10/15/32(c)	USD2,342	2,325,949
Series 2026-ST2, Class A, 4.41%, 06/15/34(c)	USD3,956	3,952,847
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(c)	USD3,986	3,957,634
Vantage Data Centers Germany Borrower Lux SARL, 4.29%, 06/28/50(a)	EUR597	683,742
Vantage Data Centers Jersey Borrower Spv Ltd.
Series 2024-1X, Class A2, 6.17%, 05/28/39(a)	GBP3,116	4,229,891
Series 2024-1X, Class B, 6.34%, 05/28/39(a)	GBP1,889	2,500,459
VB-S1 Issuer LLC
Series 2026-1A, Class C2, 4.69%, 03/15/56(c)	USD13,113	12,708,493
Series 2026-1A, Class D, 5.19%, 03/15/56(c)	USD2,436	2,380,789
Vehis Auto Leasing DAC, Series 2026-1, Class B, 9.33%, 06/25/34, (3-mo. WIBOR + 5.50%)(a)(b)	PLN9,104	2,441,370
Velocity PLC
Series 2026-1, Class A, 4.62%, 02/25/37, (1-day SONIA+ 0.88%)(a)(b)	GBP2,419	3,261,749
Series 2026-1, Class B, 4.89%, 02/25/37, (1-day SONIA+ 1.15%)(a)(b)	GBP1,282	1,727,595
Series 2026-1, Class C, 5.29%, 02/25/37, (1-day SONIA+ 1.55%)(a)(b)	GBP262	352,546
Series 2026-1, Class D, 5.54%, 02/25/37, (1-day SONIA+ 1.80%)(a)(b)	GBP312	421,011
Security	Par (000)	Value
Series 2026-1, Class E, 6.94%, 02/25/37, (1-day SONIA+ 3.20%)(a)(b)	GBP222	$299,462
Venture 34 CLO Ltd., Series 2018-34A, Class AR, 5.03%, 10/15/31, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD1,639	1,639,891
Venture 38 CLO Ltd., Series 2019-38A, Class ARR, 4.84%, 07/30/32, (3-mo. CME Term SOFR + 1.00%)(b)(c)	USD74	74,230
Vibrant CLO XII Ltd., Series 2021-12A, Class BRR, 5.68%, 04/20/34, (3-mo. CME Term SOFR + 1.95%)(b)(c)	USD1,007	1,009,660
Victory Street CLO I DAC, Series 1X, Class D, 5.88%, 01/15/38, (3-mo. EURIBOR + 3.45%)(a)(b)	EUR1,250	1,450,824
Victory Street CLO II DAC, Series 2X, Class D, 5.20%, 01/15/39, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR4,200	4,865,673
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/54(c)(d)	USD963	967,610
Series 2025-CES3, Class A1, 5.30%, 11/25/55(c)(d)	USD9,899	9,824,157
VMC Finance LLC, Series 2026-FL6, Class A, 5.27%, 11/19/43, (1-mo. CME Term SOFR + 1.60%)(b)(c)	USD4,866	4,871,698
Voya CLO Ltd.
Series 2013-2A, Class A2BR, 5.47%, 04/25/31, (3-mo. CME Term SOFR + 1.66%)(b)(c)	USD170	170,019
Series 2019-3A, Class BR, 5.66%, 10/17/32, (3-mo. CME Term SOFR + 1.91%)(b)(c)	USD250	250,235
Series 2020-2A, Class A1RR, 5.04%, 01/20/38, (3-mo. CME Term SOFR + 1.31%)(b)(c)	USD1,000	1,002,356
Voya Euro CLO IV DAC, Series 4X, Class DR, 5.53%, 10/15/34, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR500	576,963
Warwick Capital CLO 1 Ltd.
Series 2023-1A, Class AR, 5.01%, 10/20/38, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD2,000	2,003,011
Series 2023-1A, Class D1R, 6.53%, 10/20/38, (3-mo. CME Term SOFR + 2.80%)(b)(c)	USD2,000	1,993,110
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, 5.09%, 01/20/38, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD500	500,875
Warwick Capital CLO 6 Ltd., Series 2025-6A, Class A1, 5.16%, 07/20/38, (3-mo. CME Term SOFR + 1.43%)(b)(c)	USD1,620	1,624,121
Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A2, 4.28%, 02/25/37, (1-mo. CME Term SOFR + 0.55%)(b)	USD1,432	420,126
Wellfleet CLO Ltd.
Series 2020-1A, Class BRR, 5.55%, 04/15/33, (3-mo. CME Term SOFR + 1.80%)(b)(c)	USD1,500	1,500,920
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2021-3A, Class AR, 4.95%, 01/15/35, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD1,750	$1,750,979
Series 2022-1A, Class A1RN, 5.17%, 07/15/37, (3-mo. CME Term SOFR + 1.42%)(b)(c)	USD2,000	2,003,099
Wellington Management CLO 4 Ltd., Series 2025-4A, Class A, 4.88%, 04/18/38, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD1,582	1,579,795
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, 4.96%, 01/24/37, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD4,435	4,433,089
Whitebox CLO III Ltd.
Series 2021-3A, Class DR, 6.60%, 10/15/35, (3-mo. CME Term SOFR + 2.85%)(b)(c)	USD750	750,084
Series 2021-3A, Class ER, 9.40%, 10/15/35, (3-mo. CME Term SOFR + 5.65%)(b)(c)	USD1,500	1,484,784
Whitebox CLO V Ltd., Series 2025-5A, Class B, 5.43%, 07/20/38, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,000	1,001,860
Wildwood Park CLO Ltd., Series 2024-1A, Class A, 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD3,000	3,003,903
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(c)	USD9,225	9,312,777
Wonder Lake Park CLO Ltd., Series 2025-1A, Class A, 5.07%, 07/24/38, (3-mo. CME Term SOFR + 1.29%)(b)(c)	USD5,000	5,011,389
Youni Italy SRL
Series 2025-2, Class C, 3.97%, 01/25/36, (1-mo. EURIBOR + 1.75%)(a)(b)	EUR187	215,322
Series 2025-2, Class D, 5.12%, 01/25/36, (1-mo. EURIBOR + 2.90%)(a)(b)	EUR352	405,859
Total Asset-Backed Securities — 14.7% (Cost: $2,368,739,828)		2,372,655,724
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.6%
Atlas Funding, Series 2026-1, Class C, 5.09%, 01/20/68, (1-day SONIA+ 1.35%)(a)(b)	GBP206	278,230
Atlas Funding PLC
Series 2024-1, Class B, 5.04%, 09/20/61, (1-day SONIA+ 1.30%)(a)(b)	GBP101	136,622
Series 2024-1, Class C, 5.29%, 09/20/61, (1-day SONIA+ 1.55%)(a)(b)	GBP100	135,618
Series 2025-2, Class A, 4.53%, 07/20/67, (1-day SONIA+ 0.79%)(a)(b)	GBP5,022	6,761,444
Series 2025-2, Class B, 4.84%, 07/20/67, (1-day SONIA+ 1.10%)(a)(b)	GBP632	853,046
Series 2025-2, Class C, 5.14%, 07/20/67, (1-day SONIA+ 1.40%)(a)(b)	GBP195	262,243
Series 2025-2, Class E, 6.81%, 07/20/67, (1-day SONIA+ 3.07%)(a)(b)	GBP499	677,634
Security	Par (000)	Value
Asset-Backed Securities (continued)
Series 2025-2, Class X1, 6.71%, 07/20/67, (1-day SONIA+ 2.97%)(a)(b)	GBP529	$712,244
Bletchley Park Funding PLC
Series 2025-1, Class B, 4.94%, 01/27/70, (1-day SONIA+ 1.20%)(a)(b)	GBP366	494,019
Series 2025-1, Class C, 5.24%, 01/27/70, (1-day SONIA+ 1.50%)(a)(b)	GBP100	135,197
Series 2025-1, Class D, 5.62%, 01/27/70, (1-day SONIA+ 1.88%)(a)(b)	GBP131	177,442
Series 2025-1, Class E, 7.12%, 01/27/70, (1-day SONIA+ 3.38%)(a)(b)	GBP180	242,784
Braccan Mortgage Funding PLC
Series 2024-1, Class A, 4.59%, 02/15/67, (1-day SONIA+ 0.84%)(a)(b)	GBP998	1,344,390
Series 2024-1, Class B, 4.95%, 02/15/67, (1-day SONIA+ 1.20%)(a)(b)	GBP405	547,015
Series 2024-1, Class X, 8.09%, 02/15/67, (1-day SONIA+ 4.34%)(a)(b)	GBP238	321,106
Domi BV
Series 2026-1, Class B, 3.15%, 02/15/57, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR534	610,597
Series 2026-1, Class C, 3.35%, 02/15/57, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR319	361,735
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, 4.62%, 03/22/57, (1-day SONIA+ 0.87%)(a)(b)	GBP540	727,603
Fairbridge BV
Series 2025-1, Class A, 3.15%, 02/24/62, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR3,045	3,519,300
Series 2025-1, Class B, 3.45%, 02/24/62, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR349	401,347
Series 2025-1, Class C, 4.00%, 02/24/62, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR283	326,192
FIGRE Trust
Series 2024-HE6, Class A, 5.72%, 12/25/54(b)(c)	USD5,409	5,413,811
Series 2024-SL1, Class A1, 5.75%, 07/25/53(b)(c)	USD4,609	4,596,873
Hops Hill No. 5 PLC
Class A, 4.47%, 06/21/56, (1-day SONIA+ 0.73%)(a)(b)	GBP885	1,189,285
Series 5, Class B, 4.74%, 06/21/56, (1-day SONIA+ 1.00%)(a)(b)	GBP249	335,590
Series 5, Class C, 5.19%, 06/21/56, (1-day SONIA+ 1.45%)(a)(b)	GBP100	134,671
Hops Hill No. 6 PLC
Class A, 4.57%, 12/21/58, (1-day SONIA+ 0.84%)(a)(b)	GBP5,671	7,643,102
Series 6, Class B, 4.73%, 12/21/58, (1-day SONIA+ 1.00%)(a)(b)	GBP469	632,088
Series 6, Class C, 5.03%, 12/21/58, (1-day SONIA+ 1.30%)(a)(b)	GBP272	366,580

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asset-Backed Securities (continued)
Jubilee Place 9 BV
Series 9, Class B, 3.39%, 10/17/61, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR835	$956,759
Series 9, Class C, 3.59%, 10/17/61, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR458	522,258
London Bridge Mortgages PLC
Series 2025-1, Class B, 4.79%, 03/20/67, (1-day SONIA+ 1.05%)(a)(b)	GBP310	417,848
Series 2025-1, Class C, 5.14%, 03/20/67, (1-day SONIA+ 1.40%)(a)(b)	GBP100	134,633
London Wall Mortgage Capital PLC
Series 2024-1, Class B, 5.25%, 05/15/57, (1-day SONIA + 1.50%)(a)(b)	GBP358	484,970
Series 2024-1, Class C, 5.75%, 05/15/57, (1-day SONIA + 2.00%)(a)(b)	GBP267	359,578
Mortimer PLC
Series 2025-1, Class A, 4.56%, 09/22/70, (1-day SONIA+ 0.81%)(a)(b)	GBP2,214	2,980,028
Series 2025-1, Class B, 5.00%, 09/22/70, (1-day SONIA+ 1.25%)(a)(b)	GBP344	464,809
Series 2025-1, Class C, 5.30%, 09/22/70, (1-day SONIA+ 1.55%)(a)(b)	GBP429	580,163
Series 2025-1, Class D, 5.60%, 09/22/70, (1-day SONIA+ 1.85%)(a)(b)	GBP353	476,576
Series 2025-1, Class X, 7.62%, 09/22/70, (1-day SONIA+ 3.87%)(a)(b)	GBP1,353	1,812,937
Pierpont Btl PLC
Series 2026-1, Class A, 4.52%, 12/21/62, (1-day SONIA+ 0.77%)(a)(b)	GBP4,864	6,539,460
Series 2026-1, Class D, 5.50%, 12/21/62, (1-day SONIA+ 1.75%)(a)(b)	GBP106	142,968
Pierpont BTL PLC
Series 2025-1, Class A, 4.55%, 03/21/62, (1-day SONIA+ 0.80%)(a)(b)	GBP548	736,866
Series 2025-1, Class B, 4.80%, 03/21/62, (1-day SONIA+ 1.05%)(a)(b)	GBP289	388,771
Series 2025-1, Class C, 5.05%, 03/21/62, (1-day SONIA+ 1.30%)(a)(b)	GBP100	133,921
RCKT Mortgage Trust
Series 2024-CES3, Class A1A, 6.59%, 05/25/44(b)(c)	USD925	930,148
Series 2024-CES8, Class A1A, 5.49%, 11/25/44(c)(d)	USD4,035	4,037,042
Together Asset-Backed Securitisation 15 PLC, Series 2026-1ST1X, Class B, 4.89%, 03/12/67, (1-day SONIA+ 1.15%)(a)(b)	GBP2,496	3,384,452
Together Asset-Backed Securitisation 16 PLC
Series 2026-1ST2X, Class B, 4.78%, 12/12/67, (1-day SONIA+ 1.05%)(a)(b)	GBP517	696,780
Series 2026-1ST2X, Class C, 5.03%, 12/12/67, (1-day SONIA+ 1.30%)(a)(b)	GBP109	146,903
Towd Point Mortgage Trust
Series 2024-CES4, Class A1, 5.12%, 09/25/64(c)(d)	USD2,708	2,696,926
Series 2024-CES4, Class A2, 5.17%, 09/25/64(c)(d)	USD3,000	2,982,480
Security	Par (000)	Value
Asset-Backed Securities (continued)
Series 2024-CES6, Class A1, 5.73%, 11/25/64(c)(d)	USD7,293	$7,308,574
Tower Bridge Funding PLC
Series 2024-3X, Class B, 4.84%, 12/20/66, (1-day SONIA + 1.10%)(a)(b)	GBP333	448,761
Series 2026-1, Class A, 4.50%, 01/20/73, (1-day SONIA+ 0.75%)(a)(b)	GBP2,088	2,805,885
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/54(c)(d)	USD4,315	4,295,391
Series 2024-CES3, Class A1, 5.68%, 01/25/55(c)(d)	USD5,081	5,081,748
Series 2024-CES3, Class A2, 6.00%, 01/25/55(c)(d)	USD1,000	1,002,288
		92,287,731
Financial — 0.0%
Taurus 2025-4 UK DAC, 5.69%, 08/18/35(a)(b)	GBP129	174,032
Mortgage Securities — 0.1%
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, 5.52%, 08/10/42(b)(c)	USD6,364	6,377,925
Series 2025-P11, Class C, 6.51%, 08/10/42(b)(c)	USD3,101	3,172,609
PRPM 2025-NQM3 Trust
Series 2025-NQM3, Class A1, 5.61%, 05/25/70(b)(c)	USD9,737	9,717,264
Series 2025-NQM3, Class B1, 6.85%, 05/25/70(b)(c)	USD3,018	3,006,919
		22,274,717
Mortgage-Backed Securities — 19.4%
1301 Trust, Series 2025-1301, Class F, 8.10%, 08/11/42(b)(c)	USD6,445	6,627,294
1345T
Series 2025-AOA, Class A, 5.28%, 06/15/42, (1-mo. CME Term SOFR + 1.60%)(b)(c)	USD13,575	13,565,312
Series 2025-AOA, Class E, 8.18%, 06/15/42, (1-mo. CME Term SOFR + 4.50%)(b)(c)	USD11,711	11,791,295
2023-MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(b)(c)	USD6,040	6,332,361
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.85%, 09/15/34, (1-mo. CME Term SOFR + 1.18%)(b)(c)	USD2,941	2,935,486
425 Trust
Series 2026-LEX, Class A, 5.35%, 07/15/43, (1-mo. CME Term SOFR + 1.67%)(b)(c)	USD2,851	2,849,730
Series 2026-LEX, Class B, 5.78%, 07/15/43, (1-mo. CME Term SOFR + 2.10%)(b)(c)	USD1,800	1,799,205
Series 2026-LEX, Class C, 6.38%, 07/15/43, (1-mo. CME Term SOFR + 2.70%)(b)(c)	USD900	899,607
Series 2026-LEX, Class D, 7.18%, 07/15/43, (1-mo. CME Term SOFR + 3.50%)(b)(c)	USD1,300	1,299,440
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2026-LEX, Class E, 8.28%, 07/15/43, (1-mo. CME Term SOFR + 4.60%)(b)(c)	USD5,000	$4,997,885
Series 2026-LEX, Class F, 9.53%, 07/15/43, (1-mo. CME Term SOFR + 5.85%)(b)(c)	USD2,000	1,999,170
A&D Mortgage Trust
Series 2024-NQM1, Class A1, 6.20%, 02/25/69(c)(d)	USD483	483,810
Series 2024-NQM4, Class A1, 5.46%, 08/25/69(c)	USD1,114	1,111,237
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(c)	USD4,909	4,914,365
Series 2025-NQM2, Class A1, 5.79%, 06/25/70(b)(c)	USD3,841	3,853,231
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(b)(c)	USD5,889	5,814,188
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(c)(d)	USD4,684	4,682,270
ADMT, Series 2024-NQM6, Class A1, 5.67%, 01/25/70(b)(c)	USD7,994	7,993,772
Aesir European Loan Conduit No. 41 DAC
Series 41X, Class A, 4.98%, 01/23/36, (1-day SONIA+ 1.23%)(a)(b)	GBP3,619	4,837,679
Series 41X, Class B, 5.15%, 01/23/36, (1-day SONIA+ 1.40%)(a)(b)	GBP870	1,168,032
AFG Trust
Series 2026-1, Class A1L, 5.26%, 10/10/57, (1-mo. BB Swap + 0.95%)(a)(b)	AUD11,592	8,142,192
Series 2026-1, Class A2, 5.39%, 10/10/57, (1-mo. BB Swap + 1.08%)(a)(b)	AUD1,420	994,107
Aira Force PLC, Series 2026-1, Class C, 5.33%, 01/27/72, (1-day SONIA+ 1.60%)(a)(b)	GBP149	200,813
Ajax Mortgage Loan Trust, Series 2022-B, Class A1, 3.50%, 03/27/62(c)(d)	USD2,638	2,542,714
ALA Trust
Series 2025-OANA, Class A, 5.42%, 06/15/40, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD7,577	7,605,414
Series 2025-OANA, Class D, 6.77%, 06/15/40, (1-mo. CME Term SOFR + 3.09%)(b)(c)	USD4,559	4,573,086
Alternative Loan Trust, Series 2004-J13, Class B, 6.46%, 02/25/35, (1-mo. CME Term SOFR + 2.74%)(b)	USD3,259	3,029,720
Angel Oak Mortgage Trust
Series 2020-4, Class A1, 1.47%, 06/25/65(b)(c)	USD87	85,203
Series 2020-4, Class A2, 2.04%, 06/25/65(b)(c)	USD191	186,750
Series 2021-2, Class A1, 0.99%, 04/25/66(b)(c)	USD7,289	6,259,826
Series 2021-2, Class A2, 1.19%, 04/25/66(b)(c)	USD212	182,777
Series 2021-2, Class A3, 1.45%, 04/25/66(b)(c)	USD2,217	1,923,716
Series 2021-3, Class A1, 1.07%, 05/25/66(b)(c)	USD5,863	5,048,140
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-3, Class A2, 1.31%, 05/25/66(b)(c)	USD1,867	$1,619,712
Series 2021-5, Class A1, 0.95%, 07/25/66(b)(c)	USD21,042	18,172,756
Series 2021-5, Class A2, 1.21%, 07/25/66(b)(c)	USD2,527	2,188,805
Series 2021-5, Class A3, 1.31%, 07/25/66(b)(c)	USD1,195	1,034,462
Series 2022-1, Class A1, 3.88%, 12/25/66(c)(d)	USD1,368	1,263,557
Series 2022-2, Class A1, 4.07%, 01/25/67(b)(c)	USD517	484,181
Series 2022-2, Class A3, 3.86%, 01/25/67(b)(c)	USD1,927	1,760,617
Series 2022-3, Class A3, 4.12%, 01/25/67(b)(c)	USD7,631	6,985,461
Series 2023-1, Class A1, 4.75%, 09/26/67(c)(d)	USD3,906	3,896,145
Series 2023-6, Class A2, 6.50%, 12/25/67(c)(d)	USD164	163,866
Series 2024-1, Class A1, 5.21%, 08/25/68(c)(d)	USD1,019	1,016,074
Series 2024-11, Class A1, 5.70%, 08/25/69(c)(d)	USD2,362	2,364,215
Series 2024-2, Class A1, 5.99%, 01/25/69(c)(d)	USD1,215	1,215,312
Series 2024-3, Class A1, 4.80%, 11/26/68(c)(d)	USD2,228	2,215,399
Series 2024-4, Class A1, 6.20%, 01/25/69(c)(d)	USD1,305	1,308,963
Series 2024-9, Class A1, 5.14%, 09/25/69(c)(d)	USD4,739	4,728,176
Series 2025-1, Class A1, 5.69%, 01/25/70(c)(d)	USD2,674	2,676,606
Series 2025-2, Class A1, 5.64%, 02/25/70(c)(d)	USD3,475	3,475,730
AOMT 2024-6, Series 2024-6, Class A1, 4.65%, 11/25/67(c)(d)	USD791	778,026
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(c)	USD190	155,711
Ares Commercial Mortgage Trust
Series 2024-IND, Class A, 5.37%, 07/15/41, (1-mo. CME Term SOFR + 1.69%)(b)(c)	USD8,030	8,045,056
Series 2024-IND, Class E, 7.61%, 07/15/41, (1-mo. CME Term SOFR + 3.94%)(b)(c)	USD1,500	1,504,515
Series 2026-AZURE, Class E, 6.93%, 03/15/38, (1-mo. CME Term SOFR + 3.25%)(b)(c)	USD2,500	2,500,768
ARES1 2024-IND2, Series 2024-IND2, Class A, 5.12%, 10/15/34, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD7,970	7,992,416
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/49(b)(c)	USD302	293,848
Series 2019-3, Class A1, 2.96%, 10/25/48(b)(c)	USD283	272,945
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/39(c)	USD4,292	4,303,304

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Atlas Funding PLC, 4.58%, 09/20/61(a)(b)	GBP397	$534,622
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/64(c)(d)	USD5,864	5,634,917
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class A, 5.41%, 11/10/29(b)(c)	USD7,900	7,886,212
Series 2024-ATRM, Class E, 9.21%, 11/10/29(b)(c)	USD4,855	4,965,944
Series 2025-ATRM, Class A, 5.33%, 08/15/42, (1-mo. CME Term SOFR + 1.65%)(b)(c)	USD5,431	5,431,368
Series 2025-ATRM, Class F, 9.18%, 08/15/42, (1-mo. CME Term SOFR + 5.50%)(b)(c)	USD8,168	8,198,341
Series 2025-ATRM, Class G, 10.43%, 08/15/42, (1-mo. CME Term SOFR + 6.75%)(b)(c)	USD1,467	1,469,881
BAHA Trust
Series 2024-MAR, Class A, 5.97%, 12/10/41(b)(c)	USD11,295	11,451,839
Series 2024-MAR, Class B, 6.84%, 12/10/41(b)(c)	USD2,160	2,218,960
Series 2024-MAR, Class C, 7.52%, 12/10/41(b)(c)	USD8,225	8,423,973
Series 2024-MAR, Class D, 8.91%, 12/10/41(b)(c)	USD2,000	2,074,026
BAMLL Commercial Mortgage Securities Trust
Series 2025-NASH, Class A, 5.48%, 09/15/40, (1-mo. CME Term SOFR + 1.80%)(b)(c)	USD8,437	8,444,901
Series 2026-HRHB, Class A, 5.19%, 05/05/40(b)(c)	USD2,390	2,354,648
BAMLL Trust, Series 2024-BHP, Class A, 6.03%, 08/15/39, (1-mo. CME Term SOFR + 2.35%)(b)(c)	USD1,800	1,805,532
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class AS, 3.75%, 02/15/50	USD420	416,622
Bank5, Series 2024-5YR6, Class A3, 6.23%, 05/15/57	USD2,081	2,133,686
Barclays Mortgage Loan Trust
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(c)(d)	USD1,949	1,949,741
Series 2025-NQM3, Class A1, 5.64%, 05/25/65(b)(c)	USD17,021	17,006,003
Series 2025-NQM5, Class PT2, 5.14%, 10/25/55(b)(c)	USD14,551	14,386,055
Series 2025-NQM7, Class PT2, 5.23%, 12/25/64(b)(c)	USD17,297	17,453,947
Series 2026-NQM3, Class PT2, 0.00%, 01/25/66(b)(c)	USD24,682	24,786,217
Series 2026-NQM4, Class PT2, 5.54%, 05/25/56(b)(c)	USD27,057	27,287,745
Series 2026-NQM5, Class A1, 5.52%, 05/25/66(b)(c)	USD866	863,566
Series 2026-NQM5, Class B1, 6.58%, 05/25/66(b)(c)	USD1,000	972,814
BAY Mortgage Trust, Series 2025-LIVN, Class A, 5.48%, 05/15/35, (1-mo. CME Term SOFR + 1.80%)(b)(c)	USD9,140	9,136,493
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class B1, 5.49%, 04/25/36, (1-mo. CME Term SOFR + 1.76%)(b)(c)	USD575	$568,416
BBCMS Mortgage Trust
Series 2018-TALL, Class A, 4.60%, 03/15/37, (1-mo. CME Term SOFR + 0.92%)(b)(c)	USD4,000	3,780,324
Series 2022-C17, Class A5, 4.44%, 09/15/55	USD1,100	1,052,967
Series 2025-C35, Class D, 4.50%, 07/15/58(c)	USD2,385	1,816,319
Benchmark Mortgage Trust, Series 2023-V3, Class XA, 0.81%, 07/15/56(b)	USD2,995	38,237
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class A, 5.17%, 11/15/41, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD5,340	5,350,012
Series 2025-5MW, Class A, 4.67%, 10/10/42(b)(c)	USD1,791	1,756,496
Series 2025-5MW, Class F, 9.83%, 10/10/42(b)(c)	USD12,050	12,616,910
Series 2025-660F, Class A, 5.18%, 11/15/42, (1-mo. CME Term SOFR + 1.50%)(b)(c)	USD7,248	7,257,061
Series 2025-660F, Class D, 6.43%, 11/15/42, (1-mo. CME Term SOFR + 2.75%)(b)(c)	USD2,108	2,113,267
BFLD Trust
Series 2025-EWEST, Class A, 5.23%, 06/15/42, (1-mo. CME Term SOFR + 1.55%)(b)(c)	USD8,385	8,384,999
Series 2025-EWEST, Class C, 5.78%, 06/15/42, (1-mo. CME Term SOFR + 2.10%)(b)(c)	USD1,210	1,209,993
Series 2025-FPM, Class C, 6.66%, 10/10/40(b)(c)	USD1,877	1,840,773
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, 5.53%, 08/15/42, (1-mo. CME Term SOFR + 1.85%)(b)(c)	USD16,846	16,867,290
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/56(b)(c)	USD1,183	1,078,038
Blackwattle Series RMBS Trust No.7, Series 7, Class C, 5.98%, 02/12/58, (1-mo. BB Swap + 1.65%)(a)(b)	AUD500	351,174
Bletchley Park Funding PLC
Series 2026-1, Class B, 4.74%, 01/27/70, (1-day SONIA+ 1.00%)(a)(b)	GBP471	633,695
Series 2026-1, Class C, 5.04%, 01/27/70, (1-day SONIA+ 1.30%)(a)(b)	GBP294	395,836
Series 2026-1, Class D, 5.69%, 01/27/70, (1-day SONIA+ 1.95%)(a)(b)	GBP147	197,851
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.02%, 03/15/41, (1-mo. CME Term SOFR + 1.34%)(b)(c)	USD3,813	3,817,462
BMP Commercial Mortgage Trust
Series 2024-MF23, Class A, 5.05%, 06/15/41, (1-mo. CME Term SOFR + 1.37%)(b)(c)	USD6,555	6,561,145
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-MF23, Class E, 7.07%, 06/15/41, (1-mo. CME Term SOFR + 3.39%)(b)(c)	USD2,380	$2,382,763
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.28%, 12/15/42, (1-mo. CME Term SOFR + 1.60%)(b)(c)	USD13,350	13,375,013
BOS Trust
Series 2026-LYRK, Class A, 5.05%, 05/11/41(b)(c)	USD2,323	2,282,548
Series 2026-LYRK, Class E, 7.78%, 05/11/41(b)(c)	USD1,000	988,193
BPR Commercial Mortgage Trust
Series 2024-PARK, Class D, 7.00%, 11/05/39(b)(c)	USD4,050	4,112,028
Series 2025-STAR, Class A, 4.95%, 11/05/42(b)(c)	USD12,500	12,297,834
BPR Mortgage Trust, Series 2023-STON, Class A, 7.50%, 12/05/39(c)	USD5,250	5,352,948
Braccan Mortgage Funding PLC
Series 2025-1X, Class A, 4.58%, 05/17/67, (1-day SONIA + 0.84%)(a)(b)	GBP865	1,165,005
Series 2025-1X, Class B, 4.85%, 05/17/67, (1-day SONIA+ 1.10%)(a)(b)	GBP182	245,220
Series 2025-1X, Class C, 5.15%, 05/17/67, (1-day SONIA+ 1.40%)(a)(b)	GBP104	139,971
Series 2025-2X, Class A, 4.61%, 01/17/68, (1-day SONIA+ 0.86%)(a)(b)	GBP9,784	13,187,126
Series 2025-2X, Class B, 4.85%, 01/17/68, (1-day SONIA+ 1.10%)(a)(b)	GBP1,446	1,947,865
Series 2025-2X, Class C, 5.25%, 01/17/68, (1-day SONIA+ 1.50%)(a)(b)	GBP382	515,133
Series 2025-2X, Class D, 5.65%, 01/17/68, (1-day SONIA+ 1.90%)(a)(b)	GBP336	453,577
Series 2026-1X, Class A, 4.58%, 04/17/68, (1-day SONIA+ 0.85%)(a)(b)	GBP6,497	8,756,345
Series 2026-1X, Class B, 4.88%, 04/17/68, (1-day SONIA+ 1.15%)(a)(b)	GBP2,168	2,922,219
Series 2026-1X, Class C, 5.18%, 04/17/68, (1-day SONIA+ 1.45%)(a)(b)	GBP894	1,203,747
Series 2026-1X, Class D, 5.58%, 04/17/68, (1-day SONIA+ 1.85%)(a)(b)	GBP544	732,261
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A3, 1.44%, 03/25/60(b)(c)	USD65	64,924
Series 2021-NQM3, Class A3, 1.96%, 04/25/60(b)(c)	USD1,206	1,122,184
Series 2023-NQM8, Class B1, 8.29%, 10/25/63(b)(c)	USD4,186	4,202,373
Series 2024-NQM2, Class B1, 7.91%, 02/25/64(c)	USD1,300	1,311,014
Series 2024-NQM3, Class A1, 6.19%, 03/25/64(c)(d)	USD759	761,888
Series 2024-NQM4, Class A1A, 4.35%, 01/25/60(c)(d)	USD1,230	1,211,630
Series 2024-NQM4, Class A1B, 4.35%, 01/25/60(c)(d)	USD820	803,080
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(c)(d)	USD2,334	2,340,197
Series 2025-NQM3, Class A1, 5.57%, 03/25/65(c)(d)	USD937	939,244
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-NQM4, Class A1, 5.61%, 02/25/65(c)(d)	USD9,463	$9,482,677
Series 2026-NQM2, Class A1LC, 4.77%, 11/25/65(c)(d)	USD3,200	3,140,347
Series 2026-NQMR1, Class A1, 5.40%, 08/25/62(b)(c)	USD2,412	2,397,298
BRCK Trust
Series 2025-830B, Class A, 4.80%, 12/10/42(b)(c)	USD5,355	5,270,414
Series 2025-830B, Class E, 7.26%, 12/10/42(b)(c)	USD9,099	8,962,681
Series 2025-830B, Class F, 8.13%, 12/10/42(b)(c)	USD4,100	4,125,070
BRES Commercial Mortgage Trust, Series 2025-ATCAP, Class A, 5.17%, 11/15/42, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD6,581	6,567,958
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 4.90%, 04/13/41(b)(c)	USD1,820	1,787,821
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(c)	USD625	603,025
Series 2013-1515, Class C, 3.45%, 03/10/33(c)	USD2,750	2,537,689
Series 2013-1515, Class D, 3.63%, 03/10/33(c)	USD1,600	1,458,689
Series 2013-1515, Class F, 3.93%, 03/10/33(b)(c)	USD1,000	877,721
Series 2025-1535, Class A, 6.31%, 05/05/42(b)(c)	USD5,867	5,878,580
BX Commercial Mortgage Trust
Series 2024-AIR2, Class A, 5.17%, 10/15/41, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD6,043	6,059,830
Series 2024-AIR2, Class B, 5.47%, 10/15/41, (1-mo. CME Term SOFR + 1.79%)(b)(c)	USD3,837	3,847,511
Series 2024-AIRC, Class A, 5.37%, 08/15/41, (1-mo. CME Term SOFR + 1.69%)(b)(c)	USD10,009	10,051,804
Series 2024-BRBK, Class A, 6.58%, 10/15/41, (1-mo. CME Term SOFR + 2.88%)(b)(c)	USD6,465	6,477,122
Series 2024-GPA2, Class A, 5.22%, 11/15/41, (1-mo. CME Term SOFR + 1.54%)(b)(c)	USD5,604	5,614,663
Series 2024-GPA3, Class B, 5.32%, 12/15/39, (1-mo. CME Term SOFR + 1.64%)(b)(c)	USD2,364	2,370,209
Series 2024-GPA3, Class C, 5.57%, 12/15/39, (1-mo. CME Term SOFR + 1.89%)(b)(c)	USD683	684,805
Series 2024-MDHS, Class A, 5.32%, 05/15/41, (1-mo. CME Term SOFR + 1.64%)(b)(c)	USD7,200	7,211,270
Series 2024-MF, Class A, 5.12%, 02/15/39, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD8,239	8,249,453
Series 2024-MF, Class E, 7.41%, 02/15/39, (1-mo. CME Term SOFR + 3.74%)(b)(c)	USD1,328	1,322,865

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-WPT, Class A, 5.22%, 03/15/34, (1-mo. CME Term SOFR + 1.54%)(b)(c)	USD1,383	$1,379,728
Series 2024-XL4, Class A, 5.12%, 02/15/39, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD1,714	1,717,467
Series 2024-XL5, Class A, 5.07%, 03/15/41, (1-mo. CME Term SOFR + 1.39%)(b)(c)	USD1,501	1,503,166
Series 2024-XL5, Class D, 6.37%, 03/15/41, (1-mo. CME Term SOFR + 2.69%)(b)(c)	USD3,238	3,256,723
Series 2025-JDI, Class A, 5.08%, 11/15/42, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD14,610	14,646,229
Series 2025-JDI, Class E, 7.08%, 11/15/42, (1-mo. CME Term SOFR + 3.40%)(b)(c)	USD4,012	4,034,839
Series 2025-SPOT, Class A, 5.12%, 04/15/40, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD7,988	7,992,823
Series 2025-SPOT, Class B, 5.42%, 04/15/40, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD5,492	5,495,232
Series 2026-VLT9, Class A, 5.38%, 03/15/45, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD8,942	8,919,666
Series 2026-XL6, Class E, 6.68%, 03/15/43, (1-mo. CME Term SOFR + 3.00%)(b)(c)	USD5,335	5,371,557
BX Trust
Series 2021-LBA, Class AV, 4.84%, 02/15/36, (1-mo. CME Term SOFR + 1.16%)(b)(c)	USD73	73,009
Series 2022-IND, Class A, 5.17%, 04/15/37, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD858	858,000
Series 2022-VAMF, Class C, 5.26%, 01/15/39, (1-mo. CME Term SOFR + 1.58%)(b)(c)	USD42	41,987
Series 2024-CNYN, Class A, 5.12%, 04/15/41, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD3,631	3,639,366
Series 2024-CNYN, Class D, 6.37%, 04/15/41, (1-mo. CME Term SOFR + 2.69%)(b)(c)	USD1,246	1,250,670
Series 2024-PALM, Class A, 5.22%, 06/15/37, (1-mo. CME Term SOFR + 1.54%)(b)(c)	USD8,694	8,688,087
Series 2024-VLT4, Class A, 5.17%, 06/15/41, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD4,487	4,481,026
Series 2024-VLT4, Class F, 7.61%, 06/15/41, (1-mo. CME Term SOFR + 3.94%)(b)(c)	USD5,675	5,619,884
Series 2025-LIFE, Class A, 5.88%, 06/13/47(b)(c)	USD10,000	9,770,604
Series 2025-LUNR, Class A, 5.18%, 06/15/40, (1-mo. CME Term SOFR + 1.50%)(b)(c)	USD3,580	3,586,710
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-OMG, Class A, 5.03%, 10/15/42, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD5,394	$5,397,371
Series 2025-ROIC, Class E, 6.62%, 03/15/30, (1-mo. CME Term SOFR + 2.94%)(b)(c)	USD3,364	3,364,201
Series 2025-TAIL, Class E, 6.98%, 06/15/35, (1-mo. CME Term SOFR + 3.30%)(b)(c)	USD5,130	5,105,792
Series 2025-VLT6, Class A, 5.12%, 03/15/42, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD8,242	8,226,590
Series 2025-VOLT, Class A, 5.38%, 12/15/44, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD15,885	15,845,268
Series 2025-VOLT, Class B, 5.78%, 12/15/44, (1-mo. CME Term SOFR + 2.10%)(b)(c)	USD1,000	1,000,311
Series 2026-CIP, Class E, 6.78%, 05/15/38, (1-mo. CME Term SOFR + 3.10%)(b)(c)	USD1,665	1,676,899
Series 2026-ORBT, Class A, 5.08%, 07/15/43, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD2,387	2,391,479
Series 2026-ORBT, Class E, 6.68%, 07/15/43, (1-mo. CME Term SOFR + 3.00%)(b)(c)	USD716	718,239
BXP Trust, Series 2021-601L, Class D, 2.78%, 01/15/44(b)(c)	USD3,000	2,398,637
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(c)(d)	USD3,000	3,007,971
Cali, Series 2024-SUN, Class A, 5.56%, 07/15/41, (1-mo. CME Term SOFR + 1.89%)(b)(c)	USD4,580	4,580,112
Castell PLC
Series 2025-1, Class A, 4.71%, 01/27/62, (1-day SONIA+ 0.97%)(a)(b)	GBP521	703,800
Series 2025-1, Class B, 4.99%, 01/27/62, (1-day SONIA+ 1.25%)(a)(b)	GBP134	181,338
Series 2025-1, Class C, 5.29%, 01/27/62, (1-day SONIA+ 1.55%)(a)(b)	GBP100	136,115
Series 2025-1, Class D, 5.74%, 01/27/62, (1-day SONIA+ 2.00%)(a)(b)	GBP100	136,392
Series 2025-1, Class E, 7.24%, 01/27/62, (1-day SONIA+ 3.50%)(a)(b)	GBP121	165,147
Series 2025-1, Class X1, 7.89%, 01/27/62, (1-day SONIA+ 4.15%)(a)(b)	GBP32	43,537
Series 2026-1, Class A, 4.63%, 12/27/62, (1-day SONIA+ 0.89%)(a)(b)	GBP3,875	5,222,902
Series 2026-1, Class C, 5.24%, 12/27/62, (1-day SONIA+ 1.50%)(a)(b)	GBP521	705,121
CD Mortgage Trust, Series 2018-CD7, Class AM, 4.51%, 08/15/51(b)	USD430	419,777
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, 4.66%, 02/15/39, (1-mo. CME Term SOFR + 0.99%)(b)(c)	USD3,780	3,759,848
CFK Trust, Series 2020-MF2, Class A, 2.39%, 03/15/39(c)	USD500	472,025
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(b)(c)	USD315	$307,192
Series 2024-R1, Class A1, 4.00%, 10/25/54(c)(d)	USD3,216	3,145,515
Chase Home Lending Mortgage Trust
Series 2024-1, Class A3, 6.00%, 01/25/55(b)(c)	USD1,006	1,007,915
Series 2024-1, Class A6, 6.50%, 01/25/55(b)(c)	USD236	235,905
Series 2024-2, Class A4A, 6.00%, 02/25/55(b)(c)	USD866	864,083
Series 2024-3, Class A4, 6.00%, 02/25/55(b)(c)	USD2,430	2,420,145
Series 2024-8, Class A5A, 5.50%, 08/25/55(b)(c)	USD2,068	2,027,205
Chase Home Lending Mortgage Trust 2026-CINV2
Series 2026-CNV2, Class A4A, 1.00%, 06/25/57	USD14,812	14,583,365
Series 2026-CNV2, Class A5A, 1.00%, 06/25/57	USD4,938	4,449,532
Chase Home Lending Mortgage Trust Series
Series 2026-HYB1, Class A2A, 5.38%, 03/25/57(b)(c)	USD9,000	8,996,656
Series 2026-HYB1, Class A5A, 5.38%, 03/25/57(b)(c)	USD6,369	6,285,573
Chase Home Lending Mortgage Trust Series 2025-12, Series 2025-12, Class A5B, 5.00%, 09/25/56(b)(c)	USD1,500	1,383,605
Cheshire PLC
Series 2025-1, Class A, 4.54%, 06/28/48, (1-day SONIA+ 0.80%)(a)(b)	GBP1,559	2,099,257
Series 2025-1, Class B, 4.79%, 06/28/48, (1-day SONIA+ 1.05%)(a)(b)	GBP386	520,687
Series 2025-1, Class C, 5.09%, 06/28/48, (1-day SONIA+ 1.35%)(a)(b)	GBP166	224,120
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/40(b)(c)	USD9,708	9,550,551
CHL Mortgage Pass-Through Trust, Series 2007-J1, Class 2A1, 6.00%, 02/25/37	USD4,845	1,649,823
CHNGE Mortgage Trust, Series 2022-1, Class A1, 4.01%, 01/25/67(b)(c)	USD1,629	1,534,165
CIM Trust
Series 2021-R6, Class A1, 1.43%, 07/25/61(b)(c)	USD5,164	4,732,625
Series 2023-I1, Class B1, 7.01%, 04/25/58(b)(c)	USD5,095	5,074,995
Series 2023-I2, Class A1, 6.64%, 12/25/67(c)(d)	USD524	521,920
Series 2023-I2, Class B1, 6.75%, 12/25/67(b)(c)	USD5,095	4,856,705
Series 2025-I1, Class A1, 5.66%, 10/25/69(c)(d)	USD2,435	2,437,295
Series 2025-I1, Class M1, 6.44%, 10/25/69(b)(c)	USD3,561	3,577,709
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class A, 5.08%, 10/15/37, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD9,606	$9,629,996
Series 2025-SBAY, Class E, 7.43%, 10/15/37, (1-mo. CME Term SOFR + 3.75%)(b)(c)	USD4,905	4,914,737
Citadel PLC
Series 2024-1, Class A, 4.75%, 04/28/60, (1-day SONIA + 1.02%)(a)(b)	GBP1,089	1,469,394
Series 2024-1, Class B, 5.19%, 04/28/60, (1-day SONIA+ 1.45%)(a)(b)	GBP100	135,552
Series 2024-1, Class C, 5.49%, 04/28/60, (1-day SONIA+ 1.75%)(a)(b)	GBP100	135,659
Series 2024-1, Class D, 6.19%, 04/28/60, (1-day SONIA+ 2.45%)(a)(b)	GBP100	136,416
Series 2024-1, Class E, 7.49%, 04/28/60, (1-day SONIA+ 3.75%)(a)(b)	GBP100	136,638
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class AS, 4.41%, 06/10/51(b)	USD425	417,366
Series 2020-420K, Class A, 2.46%, 11/10/42(c)	USD833	743,918
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/65(b)(c)	USD551	523,219
Series 2021-2R, Class A3, 1.21%, 07/27/54(c)	USD752	673,902
Series 2021-3, Class A1, 0.96%, 09/27/66(b)(c)	USD1,509	1,249,483
Series 2022-1, Class A1, 2.28%, 12/27/66(b)(c)	USD495	461,192
Series 2022-1, Class B2, 4.15%, 12/27/66(b)(c)	USD582	504,676
Series 2022-2, Class A3, 3.45%, 02/25/67(c)	USD3,785	3,449,172
Series 2022-3, Class A1, 4.90%, 02/25/67(b)(c)	USD124	119,440
Series 2023-3, Class A2, 7.43%, 09/25/68(c)(d)	USD56	55,680
Series 2023-3, Class M1, 7.76%, 09/25/68(b)(c)	USD2,000	1,997,728
Series 2023-4, Class M1, 8.20%, 10/25/68(b)(c)	USD2,000	2,003,961
Series 2024-1, Class A1, 5.84%, 02/25/69(c)(d)	USD796	795,939
Series 2024-3, Class B1, 7.79%, 06/25/69(b)(c)	USD2,000	2,026,415
Series 2024-5, Class A1, 5.12%, 08/25/69(c)(d)	USD4,285	4,260,875
Series 2024-6, Class A1, 5.39%, 11/25/69(c)(d)	USD3,721	3,709,976
Series 2024-INV2, Class B1, 8.06%, 05/25/69(b)(c)	USD1,900	1,924,063
Series 2024-INV4, Class A1, 5.61%, 05/25/69(c)(d)	USD6,182	6,190,146
Series 2025-10, Class B1, 6.86%, 10/25/70(b)(c)	USD3,000	2,987,057
Series 2025-11, Class A1, 5.05%, 11/25/70(b)(c)	USD11,306	11,185,056

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-11, Class B1, 6.90%, 11/25/70(b)(c)	USD2,000	$1,984,945
Series 2025-7, Class B1, 6.92%, 06/25/70(b)(c)	USD1,400	1,396,143
Series 2025-8, Class B1, 7.10%, 08/25/70(b)(c)	USD2,671	2,667,439
Series 2025-9, Class B1, 6.83%, 09/25/70(b)(c)	USD2,900	2,879,849
Series 2026-1, Class B1, 6.46%, 02/25/71(b)(c)	USD282	279,603
COLT Pass-Through Certificates, Series 2021-1R, Class A1, 0.86%, 05/25/65(b)(c)	USD2,354	2,120,150
Commission Mortgage Trust
Series 2024-CBM, Class A2, 5.87%, 12/10/41(b)(c)	USD8,550	8,597,836
Series 2024-WCL1, Class A, 5.52%, 06/15/41, (1-mo. CME Term SOFR + 1.84%)(b)(c)	USD7,215	7,209,677
Series 2024-WCL1, Class B, 6.27%, 06/15/41, (1-mo. CME Term SOFR + 2.59%)(b)(c)	USD2,866	2,863,904
Series 2025-167G, Class A, 5.50%, 08/10/40(c)	USD5,783	5,710,796
Series 2025-167G, Class E, 8.20%, 08/10/40(b)(c)	USD2,395	2,353,261
Series 2025-SBX, Class B, 5.55%, 08/10/41(b)(c)	USD3,731	3,684,998
CONE Trust
Series 2024-DFW1, Class A, 5.32%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(b)(c)	USD6,278	6,248,572
Series 2024-DFW1, Class B, 5.97%, 08/15/41, (1-mo. CME Term SOFR + 2.29%)(b)(c)	USD500	498,639
Series 2024-DFW1, Class E, 7.56%, 08/15/41, (1-mo. CME Term SOFR + 3.89%)(b)(c)	USD690	689,997
Creafin Credits SA, Series 2026-1, Class C, 3.80%, 06/20/60, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR250	288,575
Cross, Series 2026-NQM6, Class B1, 6.85%, 05/25/71(b)(c)	USD3,374	3,308,071
Cross 2025-CES1 Mortgage Trust, Series 2025-H8, Class A1A, 5.00%, 11/25/70(c)(d)	USD4,223	4,173,770
Cross Mortgage Trust
Series 2024-H1, Class A1, 6.09%, 12/25/68(c)(d)	USD518	518,392
Series 2024-H2, Class A1, 6.09%, 04/25/69(c)(d)	USD2,905	2,910,476
Series 2024-H5, Class A1, 5.85%, 08/26/69(c)(d)	USD3,701	3,709,479
Series 2024-H6, Class A1, 5.13%, 09/25/69(b)(c)	USD5,252	5,232,852
Series 2024-H7, Class A1, 5.59%, 11/25/69(b)(c)	USD4,446	4,448,558
Series 2025-H1, Class M1, 6.48%, 02/25/70(b)(c)	USD2,979	2,993,499
Series 2025-H2, Class M1, 6.13%, 03/25/70(b)(c)	USD2,091	2,087,391
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-H6, Class B1B, 7.54%, 07/25/70(b)(c)	USD1,636	$1,621,672
Series 2025-H7, Class B1B, 7.49%, 09/25/70(b)(c)	USD2,878	2,850,677
CROSS Mortgage Trust, Series 2026-NQM9, Class B1, 7.03%, 08/25/71(b)(c)	USD2,200	2,181,493
CRSNT Trust, Series 2026-MOON, Class A, 5.08%, 02/15/43, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD14,460	14,464,519
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class AS, 3.61%, 06/15/52	USD915	867,891
Series 2019-C18, Class B, 3.59%, 12/15/52	USD72	66,238
Csmc Trust
Series 2021-NQM6, Class A1, 1.17%, 07/25/66(b)(c)	USD4,745	4,030,566
Series 2022-NQM1, Class A1, 3.27%, 11/25/66(b)(c)	USD9,642	8,645,275
CSMC Trust
Series 2013-TH1, Class A1, 2.13%, 02/25/43(b)(c)	USD1,066	931,841
Series 2015-3, Class A4, 3.50%, 03/25/45(b)(c)	USD117	107,338
Series 2015-WIN1, Class A10, 3.50%, 12/25/44(b)(c)	USD125	114,233
Series 2016-NXSR, Class AS, 4.05%, 12/15/49(b)	USD900	889,359
Series 2020-AFC1, Class A1, 3.24%, 02/25/50(b)(c)	USD3,053	2,910,647
Series 2021-AFC1, Class A1, 0.83%, 03/25/56(b)(c)	USD6,176	5,321,835
Series 2021-BHAR, Class A, 4.94%, 11/15/38, (1-mo. CME Term SOFR + 1.26%)(b)(c)	USD1,505	1,490,420
Series 2022-NQM3, Class A2, 4.27%, 03/25/67(b)(c)	USD9,000	7,951,393
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.56%, 11/10/42(b)(c)	USD2,910	2,840,961
Series 2026-GATE3, Class E, 6.34%, 02/10/43(b)(c)	USD3,011	2,962,758
CVLR Trust, Series 2026-R3LX, Class A, 5.23%, 06/15/43, (1-mo. CME Term SOFR + 1.55%)(b)(c)	USD1,647	1,638,792
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.03%, 11/15/42, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD11,348	11,362,192
DBGS, Series 2024-SBL, Class A, 5.56%, 08/15/34, (1-mo. CME Term SOFR + 1.88%)(b)(c)	USD6,009	6,005,444
DBJPM Mortgage Trust, Series 2017-C6, Class AM, 3.56%, 06/10/50(b)	USD250	244,026
DBMS DAC
Series 2025-1X, Class A, 5.03%, 02/18/36, (1-day SONIA+ 1.28%)(a)(b)	GBP4,129	5,559,679
Series 2025-1X, Class B, 5.25%, 02/18/36, (1-day SONIA+ 1.50%)(a)(b)	GBP735	988,339
Series 2025-1X, Class C, 5.55%, 02/18/36, (1-day SONIA+ 1.80%)(a)(b)	GBP497	668,592
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 5.42%, 04/15/37, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD2,000	$1,999,376
DC Trust
Series 2024-HLTN, Class A, 5.73%, 04/13/40(b)(c)	USD2,440	2,435,604
Series 2024-HLTN, Class D, 7.71%, 04/13/40(b)(c)	USD3,250	3,209,209
Deephaven Residential Mortgage Trust
Series 2021-3, Class A1, 1.19%, 08/25/66(b)(c)	USD596	524,349
Series 2025-INV1, Class A1, 5.09%, 11/25/60(b)(c)	USD10,592	10,489,072
Series 2025-INV1, Class B1, 6.68%, 11/25/60(b)(c)	USD1,857	1,841,305
Series 2026-INV1, Class A1, 4.80%, 12/25/70(b)(c)	USD10,559	10,398,003
Series 2026-INV1, Class B1, 6.57%, 12/25/70(b)(c)	USD574	564,073
Series 2026-INV1, Class B2, 6.85%, 12/25/70(b)(c)	USD1,614	1,557,301
Series 2026-INV2, Class A1B, 5.48%, 02/25/71(c)(d)	USD1,628	1,618,677
DGWD Trust, Series 2025-INFL, Class A, 5.28%, 08/15/35, (1-mo. CME Term SOFR + 1.60%)(b)(c)	USD7,366	7,398,343
DK Trust
Series 2024-SPBX, Class A, 5.18%, 03/15/34, (1-mo. CME Term SOFR + 1.50%)(b)(c)	USD4,910	4,913,069
Series 2024-SPBX, Class D, 6.43%, 03/15/34, (1-mo. CME Term SOFR + 2.75%)(b)(c)	USD1,400	1,400,875
Series 2025-LXP, Class A, 5.30%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(b)(c)	USD8,303	8,326,352
Series 2025-LXP, Class D, 6.60%, 08/15/37, (1-mo. CME Term SOFR + 2.89%)(b)(c)	USD3,764	3,779,291
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 5.15%, 08/10/42(b)(c)	USD3,861	3,849,844
Series 2025-151, Class D, 6.79%, 08/10/42(b)(c)	USD2,095	2,138,859
East One PLC
Series 2025-1, Class A, 4.71%, 02/25/58, (1-day SONIA+ 0.97%)(a)(b)	GBP6,611	8,917,105
Series 2025-1, Class B, 5.14%, 02/25/58, (1-day SONIA+ 1.40%)(a)(b)	GBP383	517,290
Series 2025-1, Class C, 5.64%, 02/25/58, (1-day SONIA+ 1.90%)(a)(b)	GBP848	1,150,003
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1, 5.61%, 10/25/40(c)(d)	USD5,682	5,662,110
EFMT
Series 2023-1, Class B1, 6.60%, 02/25/68(b)(c)	USD972	967,895
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(c)(d)	USD3,456	3,460,699
Series 2025-INV2, Class A1, 5.39%, 05/26/70(c)(d)	USD7,466	7,448,908
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-INV3, Class A1, 5.44%, 07/25/70(c)(d)	USD10,224	$10,208,434
Series 2025-INV4, Class A1, 5.10%, 10/25/70(c)(d)	USD13,755	13,606,254
Series 2025-INV4, Class B1, 6.84%, 10/25/70(b)(c)	USD3,125	3,108,502
Series 2025-INV4, Class B2, 7.57%, 10/25/70(b)(c)	USD1,983	1,953,945
Series 2025-NQM1, Class B1B, 7.43%, 01/25/70(b)(c)	USD3,232	3,223,884
Series 2025-NQM1, Class M1, 6.59%, 01/25/70(b)(c)	USD3,388	3,394,765
Series 2025-NQM3, Class M1B, 6.45%, 08/25/70(b)(c)	USD3,000	3,006,907
Series 2026-NQM1, Class A1, 4.77%, 02/25/71(b)(c)	USD7,647	7,545,226
Series 2026-NQM1, Class A1LC, 4.96%, 02/25/71(c)(d)	USD1,122	1,104,180
Series 2026-NQM1, Class B1, 6.54%, 02/25/71(b)(c)	USD1,000	985,613
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, 1.24%, 09/25/66(b)(c)	USD504	414,855
Series 2022-2, Class A1, 5.30%, 04/25/67(b)(c)	USD6,836	6,726,795
Series 2022-2, Class A2, 4.30%, 04/25/67(b)(c)	USD1,519	1,420,088
Series 2022-3, Class A1, 6.00%, 08/25/67(c)(d)	USD4,607	4,592,381
Series 2022-4, Class B2, 5.84%, 09/25/67(b)(c)	USD837	830,758
Series 2024-INV2, Class A1, 5.04%, 10/25/69(c)(d)	USD6,997	6,962,236
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(b)(c)	USD3,690	3,689,311
Series 2024-ELM, Class A15, 5.80%, 06/10/39(b)(c)	USD3,320	3,317,311
Series 2024-ELM, Class D10, 6.63%, 06/10/39(b)(c)	USD1,250	1,248,600
Elstree 2026-1 Mix PLC
Series 261-MIX, Class A, 4.59%, 09/21/66, (1-day SONIA+ 0.85%)(a)(b)	GBP4,402	5,928,965
Series 261-MIX, Class B, 4.89%, 09/21/66, (1-day SONIA+ 1.15%)(a)(b)	GBP1,447	1,947,633
Series 261-MIX, Class C, 5.24%, 09/21/66, (1-day SONIA+ 1.50%)(a)(b)	GBP737	993,954
Elstree Funding, Series 251-1ST, Class A, 4.46%, 01/21/65, (1-day SONIA+ 0.72%)(a)(b)	GBP924	1,243,657
Elstree Funding No. 5 PLC, , Class A, 4.59%, 08/21/61, (1-day SONIA+ 0.85%)(a)(b)	GBP402	541,174
ESTN Trust, Series 2026-TOWN, Class A, 5.36%, 05/12/46(b)(c)	USD708	701,348
EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.50%, 03/25/43(b)(c)	USD122	110,727
Exmoor Funding PLC
Series 2024-1, Class A, 4.63%, 03/25/94, (1-day SONIA+ 0.88%)(a)(b)	GBP441	593,874

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-1, Class B, 5.25%, 03/25/94, (1-day SONIA+ 1.50%)(a)(b)	GBP157	$212,586
Series 2024-1, Class C, 5.65%, 03/25/94, (1-day SONIA+ 1.90%)(a)(b)	GBP100	135,748
Series 2025-1, Class A, 4.51%, 03/25/95, (1-day SONIA+ 0.76%)(a)(b)	GBP946	1,271,155
Series 2025-1, Class B, 5.00%, 03/25/95, (1-day SONIA+ 1.25%)(a)(b)	GBP240	322,940
Series 2025-1, Class C, 5.50%, 03/25/95, (1-day SONIA+ 1.75%)(a)(b)	GBP101	135,936
Series 2025-1, Class D, 6.13%, 03/25/95, (1-day SONIA+ 2.38%)(a)(b)	GBP100	134,591
Fannie Mae REMICS
Series 2024-91, Class FA, 4.82%, 12/25/54, (30-day Avg SOFR + 1.20%)(b)	USD6,960	7,032,665
Series 2024-94, Class FB, 5.04%, 12/25/54, (30-day Avg SOFR + 1.42%)(b)	USD1,551	1,572,213
Series 2025-2, Class FG, 5.07%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD7,442	7,486,995
Federal Home Loan Mortgage Corp.
Series 5478, Class FD, 5.02%, 02/25/54, (30-day Avg SOFR + 1.40%)(b)	USD2,622	2,654,529
Series 5479, Class FB, 5.02%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD2,017	2,041,840
Series 5500, Class DF, 4.97%, 10/25/54, (30-day Avg SOFR + 1.35%)(b)	USD3,598	3,638,656
Series 5502, Class EF, 5.02%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD2,855	2,891,090
Series 5505, Class FB, 5.12%, 02/25/55, (30-day Avg SOFR + 1.50%)(b)	USD4,151	4,216,749
Series 5505, Class JF, 5.07%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD10,579	10,730,400
Series 5508, Class FE, 5.22%, 02/25/55, (30-day Avg SOFR + 1.60%)(b)	USD3,809	3,879,935
Series 5515, Class FB, 5.02%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD2,886	2,923,091
Series 5539, Class FC, 5.12%, 05/25/55, (30-day Avg SOFR + 1.50%)(b)	USD3,644	3,702,185
Series 5543, Class FC, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD2,767	2,811,384
Series 5543, Class FG, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD2,827	2,872,128
Series 5543, Class FH, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD4,065	4,130,903
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 5543, Class FM, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD3,729	$3,788,987
Series 5570, Class FA, 5.02%, 05/25/55, (30-day Avg SOFR + 1.40%)(b)	USD4,145	4,198,405
Series 5574, Class FB, 4.97%, 09/25/55, (30-day Avg SOFR + 1.35%)(b)	USD3,698	3,740,485
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K741, Class X1, 0.54%, 12/25/27(b)	USD64,840	421,573
Series KPLB2, Class X, 0.26%, 06/25/33(b)	USD4,245	76,871
Federal Home Loan Mortgage Corp. REMICS
Series 5386, Class FD, 4.87%, 03/25/54, (30-day Avg SOFR + 1.25%)(b)	USD1,096	1,102,010
Series 5424, Class FA, 4.82%, 06/25/54, (30-day Avg SOFR + 1.20%)(b)	USD2,375	2,399,128
Series 5448, Class CF, 4.62%, 09/25/54, (30-day Avg SOFR + 1.00%)(b)	USD7,636	7,670,255
Series 5458, Class DF, 4.72%, 10/25/54, (30-day Avg SOFR + 1.10%)(b)	USD16,391	16,458,891
Series 5458, Class FB, 4.77%, 10/25/54, (30-day Avg SOFR + 1.15%)(b)	USD8,939	8,986,328
Series 5467, Class FC, 4.68%, 10/25/54, (30-day Avg SOFR + 1.06%)(b)	USD15,520	15,570,312
Series 5468, Class WF, 4.72%, 11/25/54, (30-day Avg SOFR + 1.10%)(b)	USD4,942	4,962,316
Series 5469, Class F, 4.72%, 09/25/54, (30-day Avg SOFR + 1.10%)(b)	USD4,161	4,178,219
Series 5470, Class AF, 4.72%, 11/25/54, (30-day Avg SOFR + 1.10%)(b)	USD5,384	5,406,846
Series 5478, Class FH, 5.07%, 04/25/54, (30-day Avg SOFR + 1.45%)(b)	USD4,128	4,185,008
Series 5480, Class FA, 5.07%, 03/25/54, (30-day Avg SOFR + 1.45%)(b)	USD4,091	4,114,030
Series 5482, Class FB, 5.12%, 12/25/54, (30-day Avg SOFR + 1.50%)(b)	USD5,354	5,439,948
Series 5511, Class QF, 4.97%, 03/25/55, (30-day Avg SOFR + 1.35%)(b)	USD17,553	17,747,783
Series 5563, Class FA, 4.97%, 08/25/55, (30-day Avg SOFR + 1.35%)(b)	USD7,430	7,513,891
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. STRIPS, Series 413, Class F26, 4.82%, 05/25/54, (30-day Avg SOFR + 1.20%)(b)	USD2,076	$2,097,551
Federal National Mortgage Association
Series 2023-35, Class FC, 4.72%, 08/25/53, (30-day Avg SOFR + 1.10%)(b)	USD6,024	6,068,708
Series 2023-68, Class FB, 4.67%, 01/25/54, (30-day Avg SOFR + 1.05%)(b)	USD5,871	5,905,805
Series 2024-63, Class FH, 4.72%, 09/25/54, (30-day Avg SOFR + 1.10%)(b)	USD4,098	4,128,480
Series 2024-88, Class FC, 5.02%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD3,351	3,393,257
Series 2024-95, Class FC, 5.02%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD1,156	1,170,640
Series 2024-96, Class FA, 5.02%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD5,413	5,467,730
Series 2025-1, Class FX, 4.97%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD3,857	3,899,312
Series 2025-18, Class FH, 5.02%, 08/25/54, (30-day Avg SOFR + 1.40%)(b)	USD1,898	1,922,104
Series 2025-35, Class FJ, 5.22%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD4,382	4,466,498
Series 2025-42, Class FA, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD2,629	2,671,012
Series 2025-42, Class FE, 5.17%, 06/25/55, (30-day Avg SOFR + 1.55%)(b)	USD4,924	5,011,967
Series 2025-63, Class DF, 5.02%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD2,968	3,006,566
Series 2025-9, Class FG, 4.97%, 03/25/55, (30-day Avg SOFR + 1.35%)(b)	USD2,277	2,301,564
Federal National Mortgage Association REMICS
Series 2024-30, Class FC, 4.67%, 06/25/54, (30-day Avg SOFR + 1.05%)(b)	USD3,101	3,119,551
Series 2024-38, Class FE, 4.67%, 06/25/54, (30-day Avg SOFR + 1.05%)(b)	USD2,879	2,896,008
Series 2024-54, Class FE, 4.72%, 08/25/54, (30-day Avg SOFR + 1.10%)(b)	USD2,095	2,110,675
Series 2024-75, Class FC, 4.57%, 10/25/54, (30-day Avg SOFR + 0.95%)(b)	USD11,459	11,470,452
Series 2025-13, Class FB, 4.92%, 03/25/55, (30-day Avg SOFR + 1.30%)(b)	USD21,043	21,247,384
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-21, Class FB, 4.92%, 07/25/53, (30-day Avg SOFR + 1.30%)(b)	USD4,251	$4,291,400
Series 2025-31, Class FA, 4.92%, 06/25/54, (30-day Avg SOFR + 1.30%)(b)	USD16,187	16,341,299
Series 2025-32, Class FA, 4.87%, 05/25/55, (30-day Avg SOFR + 1.25%)(b)	USD14,039	14,151,678
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1, 4.42%, 01/25/37(b)	USD806	615,689
Flagstar Mortgage Trust
Series 2019-1INV, Class A13, 3.50%, 10/25/49(b)(c)	USD104	91,928
Series 2019-1INV, Class A3, 3.50%, 10/25/49(b)(c)	USD122	107,250
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class A, 5.13%, 12/15/39, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD3,530	3,534,413
Series 2024-FBLU, Class F, 7.93%, 12/15/39, (1-mo. CME Term SOFR + 4.25%)(b)(c)	USD6,600	6,645,375
Frontier Mortgage Funding PLC
Series 2025-1, Class A, 4.47%, 12/20/66, (1-day SONIA+ 0.73%)(a)(b)	GBP1,148	1,544,840
Series 2025-1, Class B, 4.74%, 12/20/66, (1-day SONIA+ 1.00%)(a)(b)	GBP866	1,163,778
Series 2026-1, Class B, 4.74%, 12/20/66, (1-day SONIA+ 1.00%)(a)(b)	GBP1,078	1,447,931
FS
Series 2026-ORL, Class A, 5.03%, 02/15/41, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD9,900	9,909,281
Series 2026-ORL, Class E, 6.93%, 02/15/41, (1-mo. CME Term SOFR + 3.25%)(b)(c)	USD2,900	2,905,332
FS Trust
Series 2026-HULA, Class A, 5.13%, 03/15/41, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD6,000	6,011,250
Series 2026-PALM, Class A, 5.05%, 07/15/41, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD1,000	1,000,938
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, 2.96%, 10/25/59(b)(c)	USD87	86,928
Series 2020-H1, Class A2, 2.41%, 01/25/60(b)(c)	USD3,449	3,280,395
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/59(b)(c)	USD638	625,697
Series 2020-NQM2, Class A1, 2.56%, 04/25/65(c)(d)	USD1,559	1,496,374
Series 2020-NQM2, Class A2, 3.27%, 04/25/65(c)(d)	USD170	164,922
Series 2020-NQM2, Class A3, 3.94%, 04/25/65(c)(d)	USD110	107,319
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(b)(c)	USD578	432,145

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-NQM4, Class A1, 1.09%, 08/25/66(b)(c)	USD2,043	$1,709,528
Series 2021-NQM7, Class A1, 1.92%, 08/25/66(b)(c)	USD39	36,368
Series 2022-HX1, Class A1, 2.89%, 12/27/66(b)(c)	USD762	688,500
Series 2022-NQM1, Class A1, 3.92%, 02/25/67(b)(c)	USD4,160	3,935,619
Series 2022-NQM2, Class A3, 4.21%, 02/25/67(b)(c)	USD1,105	1,030,093
Series 2022-NQM3, Class A3, 4.35%, 04/25/67(b)(c)	USD4,722	4,423,439
Series 2022-NQM5, Class A1, 5.71%, 08/25/67(c)(d)	USD265	262,698
Series 2023-NQM1, Class A1, 4.25%, 10/25/57(b)(c)	USD3,751	3,519,313
Series 2024-INV1, Class 2A6, 6.50%, 01/25/54(b)(c)	USD162	162,608
Series 2024-INV4, Class A2, 5.50%, 12/25/54(b)(c)	USD4,250	4,187,881
Series 2025-INV2, Class A1, 6.00%, 05/25/55(b)(c)	USD8,531	8,576,393
Series 2025-NQM4, Class B1, 7.20%, 06/25/70(b)(c)	USD3,000	3,001,202
Series 2025-NQM6, Class A1, 4.94%, 10/25/70(b)(c)	USD9,096	8,999,819
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/43(b)(c)	USD1,834	1,793,501
Government National Mortgage Association
Series 2024-125, Class HF, 4.62%, 08/20/54, (30-day Avg SOFR + 1.00%)(b)	USD4,965	4,982,276
Series 2024-51, Class TF, 4.62%, 03/20/54, (30-day Avg SOFR + 1.00%)(b)	USD1,562	1,569,500
Series 2024-96, Class FL, 4.77%, 06/20/54, (30-day Avg SOFR + 1.15%)(b)	USD2,926	2,934,056
Series 2025-9, Class FE, 4.87%, 01/20/55, (30-day Avg SOFR + 1.25%)(b)	USD3,339	3,368,049
Great Wolf Trust, Series 2024-WOLF, Class A, 5.22%, 03/15/39, (1-mo. CME Term SOFR + 1.54%)(b)(c)	USD1,370	1,371,713
GS Mortgage-Backed Securities Corp. Trust
Series 2017-375H, Class C, 3.48%, 09/10/37(b)(c)	USD1,000	961,175
Series 2024-RVR, Class D, 6.46%, 08/10/41(b)(c)	USD2,870	2,826,478
Series 2024-RVR, Class E, 7.47%, 08/10/41(b)(c)	USD2,636	2,582,329
Series 2025-800D, Class A, 6.32%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(b)(c)	USD6,874	6,850,216
Series 2025-NQM6, Class B1, 6.60%, 02/25/66(b)(c)	USD1,000	986,227
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A6, 2.50%, 12/25/51(b)(c)	USD1,869	1,645,058
Series 2022-GR1, Class A5, 2.50%, 06/25/52(b)(c)	USD1,129	991,450
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-RPL2, Class A1, 3.75%, 07/25/61(b)(c)	USD789	$762,453
Series 2025-DSC1, Class A1, 4.97%, 06/25/65(b)(c)	USD11,577	11,469,177
Series 2025-DSC1, Class B1, 6.74%, 06/25/65(b)(c)	USD1,873	1,868,211
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(c)(d)	USD12,598	12,451,578
Series 2025-DSC2, Class B1, 6.74%, 01/25/66(b)(c)	USD1,780	1,775,736
Series 2025-NQM3, Class B1, 6.87%, 11/25/65(c)	USD1,475	1,467,826
Series 2025-NQM3, Class B2, 7.23%, 11/25/65(b)(c)	USD1,568	1,542,133
Series 2025-NQM4, Class B1, 6.77%, 10/25/65(b)(c)	USD1,658	1,645,970
Series 2025-NQM4, Class B2, 7.14%, 10/25/65(b)(c)	USD1,326	1,309,037
Series 2025-NQM5, Class B1, 6.74%, 07/25/65(b)(c)	USD1,667	1,655,324
Series 2026-NQM1, Class A1, 4.87%, 03/25/66(b)(c)	USD3,195	3,145,241
Series 2026-NQM1, Class B1, 6.63%, 03/25/66(b)(c)	USD373	369,158
Series 2026-NQM1, Class B2, 7.53%, 03/25/66(b)(c)	USD708	700,205
Series 2026-NQM5, Class B1, 7.06%, 11/25/66(b)(c)	USD2,750	2,724,334
GSAT Trust, Series 2025-BMF, Class A, 5.18%, 07/15/40, (1-mo. CME Term SOFR + 1.50%)(b)(c)	USD9,475	9,470,358
GWT Trust, Series 2024-WLF2, Class A, 5.37%, 05/15/41, (1-mo. CME Term SOFR + 1.69%)(b)(c)	USD3,805	3,812,134
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 3.98%, 08/19/37, (1-mo. CME Term SOFR + 0.31%)(b)	USD1,848	1,634,780
Harvest Commercial Capital Loan Trust, Series 2024-1, Class A, 6.16%, 10/25/56(c)	USD2,140	2,161,142
HIH Trust, Series 2024-61P, Class A, 5.52%, 10/15/41, (1-mo. CME Term SOFR + 1.84%)(b)(c)	USD3,359	3,365,765
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, 5.22%, 05/15/37, (1-mo. CME Term SOFR + 1.54%)(b)(c)	USD8,791	8,793,747
Series 2024-ORL, Class C, 6.12%, 05/15/37, (1-mo. CME Term SOFR + 2.44%)(b)(c)	USD3,100	3,100,969
Hilton USA Trust, Series 2016-HHV, Class A, 3.72%, 11/05/38(c)	USD200	199,493
HLTN Commercial Mortgage Trust, Series 2026-DPLO, Class A, 5.38%, 04/15/41, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD3,000	3,005,625
HOMES Trust
Series 2024-AFC1, Class A1, 5.22%, 08/25/59(c)(d)	USD4,087	4,070,942
Series 2025-AFC1, Class M1, 6.39%, 01/25/60(b)(c)	USD2,286	2,284,283
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-AFC4, Class A1A, 5.15%, 11/25/60(c)(d)	USD3,071	$3,048,576
Series 2025-NQM1, Class M1, 6.52%, 01/25/70(b)(c)	USD2,000	2,002,252
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(c)(d)	USD11,854	11,827,007
Series 2025-NQM3, Class A1, 5.63%, 02/25/70(b)(c)	USD4,788	4,792,498
Series 2025-NQM4, Class B1, 6.90%, 08/25/70(b)(c)	USD3,000	2,986,327
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(b)(c)	USD12,503	12,366,293
Series 2025-NQM5, Class B1, 6.79%, 09/25/70(b)(c)	USD2,900	2,872,446
HONO Mortgage Trust, Series 2021-LULU, Class A, 4.94%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(b)(c)	USD5,690	5,642,691
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 5.88%, 05/10/39(b)(c)	USD2,840	2,850,478
Series 2024-T53, Class E, 10.26%, 05/10/39(b)(c)	USD3,000	3,023,400
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41(b)(c)	USD400	372,187
Idun European Loan Conduit No 42 SARL
Series 42X, Class A, 3.76%, 07/28/38, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR1,523	1,749,819
Series 42X, Class B, 4.01%, 07/28/38, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR628	723,550
Series 42X, Class D, 5.31%, 07/28/38, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR317	364,913
Series 42X, Class E, 6.31%, 07/28/38, (3-mo. EURIBOR + 3.90%)(a)(b)	EUR523	603,058
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42(b)(c)	USD6,709	6,694,428
INV Mortgage Trust, Series 2024-IND, Class A, 5.42%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD7,342	7,273,169
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A, 5.80%, 10/05/39(b)(c)	USD5,000	5,023,687
J.P. Morgan Mortgage Trust
Series 2021-1, Class A11, 4.28%, 06/25/51, (30-day Avg SOFR + 0.65%)(b)(c)	USD1,010	937,947
Series 2022-7, Class 2A5A, 4.00%, 12/25/52(b)(c)	USD2,000	1,561,405
Series 2026-NQM4, Class A1LC, 5.84%, 12/01/66(c)(d)	USD1,716	1,715,969
Japan Housing Finance Agency/Kiko
Series 164, Class 1, 0.33%, 01/10/56	JPY75,564	330,814
Series 170, Class 1, 0.36%, 07/10/56	JPY75,701	333,029
Series 176, Class 1, 0.32%, 01/10/57	JPY79,131	342,044
Series 180, Class 1, 0.50%, 05/10/57	JPY79,138	350,576
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2024-IGLG, Class A, 5.17%, 11/09/39(b)(c)	USD6,020	$6,013,310
Series 2024-IGLG, Class D, 6.48%, 11/09/39(b)(c)	USD3,450	3,428,848
Series 2024-IGLG, Class E, 7.25%, 11/09/39(b)(c)	USD1,841	1,828,493
Series 2024-IGLG, Class F, 8.22%, 11/09/39(b)(c)	USD1,533	1,521,206
Series 2025-BHR5, Class A, 5.37%, 03/15/40, (1-mo. CME Term SOFR + 1.69%)(b)(c)	USD2,635	2,635,958
JP Morgan Mortgage Trust
Series 2015-5, Class A9, 5.14%, 05/25/45(b)(c)	USD789	787,000
Series 2017-3, Class 1A13, 3.50%, 08/25/47(b)(c)	USD862	771,059
Series 2017-5, Class A2, 4.76%, 10/26/48(b)(c)	USD1,243	1,254,321
Series 2019-1, Class A11, 4.79%, 05/25/49, (1-mo. CME Term SOFR + 1.06%)(b)(c)	USD18	17,305
Series 2020-3, Class A11, 5.76%, 08/25/50, (1-mo. CME Term SOFR + 2.11%)(b)(c)	USD361	361,885
Series 2020-3, Class A11X, 0.24%, 08/25/50, (1-mo. CME Term SOFR + 3.89%)(b)(c)	USD361	4,138
Series 2021-1, Class A4, 2.50%, 06/25/51(b)(c)	USD638	581,419
Series 2021-LTV2, Class A3, 2.93%, 05/25/52(b)(c)	USD4,420	3,757,329
Series 2022-LTV1, Class A2, 3.51%, 07/25/52(b)(c)	USD534	472,349
Series 2024-2, Class A3, 6.00%, 08/25/54(b)(c)	USD456	456,322
Series 2024-CCM1, Class A8A, 5.50%, 04/25/55(b)(c)	USD1,000	1,000,616
Series 2024-NQM1, Class M1A, 6.41%, 02/25/64(b)(c)	USD2,800	2,802,645
Series 2024-VIS1, Class A1, 5.99%, 07/25/64(b)(c)	USD1,596	1,597,327
Series 2024-VIS1, Class B2, 8.04%, 07/25/64(b)(c)	USD940	947,103
Series 2025-DSC2, Class B1, 6.92%, 10/25/65(b)(c)	USD3,000	3,034,080
Series 2025-NQM3, Class A1, 5.50%, 11/25/65(b)(c)	USD3,909	3,901,290
Series 2025-NQM3, Class M1B, 6.42%, 11/25/65(b)(c)	USD1,300	1,294,619
Series 2025-VIS1, Class M1, 6.41%, 08/25/55(b)(c)	USD2,344	2,343,854
Series 2025-VIS2, Class A1B, 5.39%, 12/25/55(c)(d)	USD8,292	8,239,942
Series 2025-VIS3, Class A1, 5.06%, 02/25/66(b)(c)	USD13,895	13,749,513
Series 2025-VIS3, Class B1, 6.76%, 02/25/66(b)(c)	USD2,643	2,612,981
Series 2025-VIS3, Class B2, 7.20%, 02/25/66(b)(c)	USD1,680	1,638,074

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2026-NQM1, Class A1, 4.75%, 06/25/66(b)(c)	USD2,917	$2,872,881
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66(c)(d)	USD8,906	8,744,656
Jubilee Place 7 BV
Series 7, Class B, 3.46%, 09/18/62, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR257	295,547
Series 7, Class C, 3.81%, 09/18/62, (3-mo. EURIBOR + 1.40%)(a)(b)	EUR100	115,131
Jubilee Place 8 BV, Series 8, Class C, 3.66%, 03/17/62, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR100	114,479
JW Trust, Series 2024-BERY, Class A, 5.27%, 11/15/39, (1-mo. CME Term SOFR + 1.59%)(b)(c)	USD4,360	4,365,450
KELR Trust
Series 2026-MF, Class A, 5.00%, 08/15/43, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD3,236	3,237,011
Series 2026-MF, Class E, 6.45%, 08/15/43, (1-mo. CME Term SOFR + 2.80%)(b)(c)	USD2,250	2,250,000
KRE Commercial Mortgage Trust, Series 2026-ICNA, Class A, 5.53%, 05/15/43, (1-mo. CME Term SOFR + 1.85%)(b)(c)	USD500	500,618
KSL Commercial Mortgage Trust
Series 2025-MAK, Class A, 5.55%, 06/15/42(c)	USD7,483	7,496,938
Series 2025-MAK, Class E, 7.74%, 06/05/42(c)	USD8,585	8,610,735
La Trobe Financial Capital Markets Trust, Series 2025-1, Class A1L, 5.36%, 05/15/57, (1-mo. BB Swap + 1.05%)(b)	AUD1,168	821,340
Lagarino European Loan Conduit No. 40 DAC
Series 40X, Class A, 3.89%, 06/22/37, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR1,921	2,208,892
Series 40X, Class B, 4.54%, 06/22/37, (3-mo. EURIBOR + 2.15%)(a)(b)	EUR526	603,455
Series 40X, Class C, 5.04%, 06/22/37, (3-mo. EURIBOR + 2.65%)(a)(b)	EUR334	383,465
Series 40X, Class D, 5.94%, 06/22/37, (3-mo. EURIBOR + 3.55%)(a)(b)	EUR948	1,081,561
LBA Trust, Series 2024-7IND, Class A, 5.12%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD4,389	4,393,102
LEX Trust
Series 2026-450, Class A, 5.03%, 03/15/43, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD5,457	5,463,821
Series 2026-450, Class E, 7.38%, 03/15/43, (1-mo. CME Term SOFR + 3.70%)(b)(c)	USD4,900	4,855,075
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
LQR Trust
Series 2025-CALI, Class A, 5.28%, 01/15/43, (1-mo. CME Term SOFR + 1.60%)(b)(c)	USD3,542	$3,537,573
Series 2025-CALI, Class E, 7.63%, 01/15/43, (1-mo. CME Term SOFR + 3.95%)(b)(c)	USD7,320	7,319,921
LUX, Series 2023-LION, Class A, 6.37%, 08/15/40, (1-mo. CME Term SOFR + 2.69%)(b)(c)	USD882	882,724
MAC Trust, Series 2025-801B, Class A, 5.38%, 10/15/40, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD10,700	10,683,124
MAD Commercial Mortgage Trust, Series 2025-11MD, Class E, 7.33%, 10/15/42(b)(c)	USD3,992	3,967,587
MAIN Trust
Series 2026-OLAS, Class A, 5.38%, 01/15/41, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD9,900	9,899,947
Series 2026-OLAS, Class E, 7.93%, 01/15/41, (1-mo. CME Term SOFR + 4.25%)(b)(c)	USD1,400	1,399,984
Series 2026-OLAS, Class F, 8.93%, 01/15/41, (1-mo. CME Term SOFR + 5.25%)(b)(c)	USD1,400	1,399,979
Series 2026-OLAS, Class G, 10.93%, 01/15/41, (1-mo. CME Term SOFR + 7.25%)(b)(c)	USD1,600	1,599,965
Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.32%, 06/10/48(b)(c)	USD1,287	1,270,275
MCR Mortgage Trust
Series 2024-HF1, Class A, 5.47%, 12/15/41, (1-mo. CME Term SOFR + 1.79%)(b)(c)	USD5,261	5,267,580
Series 2024-HTL, Class A, 5.44%, 02/15/37, (1-mo. CME Term SOFR + 1.76%)(b)(c)	USD894	894,302
Series 2024-HTL, Class C, 6.78%, 02/15/37, (1-mo. CME Term SOFR + 3.11%)(b)(c)	USD1,813	1,811,444
Series 2024-HTL, Class D, 7.58%, 02/15/37, (1-mo. CME Term SOFR + 3.91%)(b)(c)	USD1,652	1,648,546
Series 2024-TWA, Class A, 5.92%, 06/12/39(c)	USD4,800	4,810,010
Meridian Funding PLC
Series 2025-1, Class A, 4.59%, 02/20/68, (1-day SONIA+ 0.85%)(a)(b)	GBP2,393	3,222,699
Series 2025-1, Class B, 5.04%, 02/20/68, (1-day SONIA+ 1.30%)(a)(b)	GBP497	669,352
Series 2025-1, Class C, 5.34%, 02/20/68, (1-day SONIA+ 1.60%)(a)(b)	GBP570	766,679
Series 2025-1, Class D, 5.79%, 02/20/68, (1-day SONIA+ 2.05%)(a)(b)	GBP470	632,711
Series 2025-1, Class E, 6.99%, 02/20/68, (1-day SONIA+ 3.25%)(a)(b)	GBP559	750,221
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
MF1 Trust
Series 2021-W10, Class A, 4.75%, 12/15/34, (1-mo. CME Term SOFR + 1.07%)(b)(c)	USD130	$129,370
Series 2021-W10, Class B, 5.05%, 12/15/34, (1-mo. CME Term SOFR + 1.37%)(b)(c)	USD100	99,405
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(b)(c)	USD169	164,327
Series 2021-NQM2, Class A3, 1.47%, 11/25/64(b)(c)	USD3,397	3,049,483
Series 2022-NQM1, Class M1, 4.28%, 12/25/66(b)(c)	USD2,703	2,378,905
Series 2023-NQM4, Class A1, 6.11%, 12/25/68(c)(d)	USD1,613	1,616,865
Series 2024-NQM1, Class A1, 6.58%, 03/25/69(c)(d)	USD887	892,087
Series 2024-NQM2, Class A1, 5.27%, 08/25/69(c)(d)	USD3,168	3,155,859
Series 2025-NQM3, Class B1, 6.93%, 08/25/70(b)(c)	USD1,850	1,864,322
Series 2025-NQM3, Class M1, 6.13%, 08/25/70(b)(c)	USD632	629,747
Series 2026-NQM1, Class A1, 5.05%, 02/25/71(b)(c)	USD9,460	9,370,308
Series 2026-NQMR1, Class A1LC, 5.50%, 11/25/67(c)(d)	USD5,300	5,254,675
MFRA Trust, Series 2024-NQM3, Class M1, 6.67%, 12/25/69(b)(c)	USD3,529	3,555,711
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class E, 7.18%, 09/15/40, (1-mo. CME Term SOFR + 3.50%)(b)(c)	USD5,000	5,015,613
Mill City Mortgage Loan Trust, Series 2026-R1, Class A1, 5.46%, 10/25/62(b)(c)	USD15,918	15,819,012
Miltonia Mortgage Finance SRL, Series 1, Class B, 3.79%, 04/28/62, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR200	231,094
MIRA Trust, Series 2023-MILE, Class A, 6.75%, 06/10/38(c)	USD103	104,776
MLTI Trust
Series 2026-MLTI, Class A10, 5.08%, 06/15/39, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD4,900	4,911,928
Series 2026-MLTI, Class A2, 5.33%, 06/15/39, (1-mo. CME Term SOFR + 1.65%)(b)(c)	USD1,000	998,912
Series 2026-SF75, Class A, 5.08%, 03/15/36, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD8,838	8,843,518
Molossus Btl PLC
Series 2025-1, Class A, 4.58%, 03/17/63, (1-day SONIA+ 0.83%)(a)(b)	GBP8,156	10,981,201
Series 2025-1, Class B, 4.80%, 03/17/63, (1-day SONIA+ 1.05%)(a)(b)	GBP1,626	2,187,221
Series 2025-1, Class C, 5.10%, 03/17/63, (1-day SONIA+ 1.35%)(a)(b)	GBP161	216,414
Series 2025-1, Class D, 5.40%, 03/17/63, (1-day SONIA+ 1.65%)(a)(b)	GBP156	210,205
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-HR2, Class AS, 3.89%, 12/15/50(b)	USD230	$225,959
Series 2018-H3, Class AS, 4.43%, 07/15/51(b)	USD650	637,466
Series 2018-H3, Class B, 4.62%, 07/15/51(b)	USD182	176,783
Series 2019-H6, Class AS, 3.70%, 06/15/52	USD895	846,894
Series 2019-H7, Class AS, 3.52%, 07/15/52	USD895	842,879
Series 2021-230P, Class B, 5.24%, 12/15/38, (1-mo. CME Term SOFR + 1.56%)(b)(c)	USD3,338	3,066,203
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM3, Class A1, 5.04%, 07/25/69(b)(c)	USD4,158	4,143,939
Series 2024-NQM3, Class B1B, 7.50%, 07/25/69(b)(c)	USD1,000	997,281
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(b)(c)	USD12,420	12,379,260
Series 2025-DSC2, Class B1, 7.06%, 07/25/70(b)(c)	USD1,500	1,499,484
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(b)(c)	USD2,136	2,138,007
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(b)(c)	USD1,830	1,836,379
Series 2025-NQM10, Class A1LC, 5.24%, 11/25/70(c)(d)	USD2,560	2,517,286
Series 2025-NQM5, Class A1, 5.44%, 07/25/70(b)(c)	USD11,397	11,342,845
Series 2025-NQM7, Class B1, 6.59%, 09/25/70(b)(c)	USD2,712	2,680,430
Series 2025-SPL1, Class A1, 4.25%, 02/25/65(b)(c)	USD18,615	17,948,815
Series 2025-SPL1, Class M1, 4.25%, 02/25/65(c)(d)	USD1,641	1,524,113
Series 2026-DSC1, Class A1LC, 4.93%, 01/25/71(c)(d)	USD9,900	9,709,834
Mortimer PLC
Series 2024-MIX, Class A, 4.57%, 09/22/67, (1-day SONIA + 0.83%)(a)(b)	GBP955	1,286,356
Series 2024-MIX, Class B, 4.89%, 09/22/67, (1-day SONIA + 1.15%)(a)(b)	GBP561	756,589
Series 2024-MIX, Class C, 5.29%, 09/22/67, (1-day SONIA + 1.55%)(a)(b)	GBP100	135,564
Series 2024-MIX, Class D, 5.84%, 09/22/67, (1-day SONIA + 2.10%)(a)(b)	GBP100	135,774
National Commercial Mortgage Trust, Series 2026-IND, Class A, 5.03%, 06/15/43, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD3,411	3,415,260
National RMBS Trust
Series 2026-1, Class A1, 5.25%, 10/20/57, (1-mo. BB Swap + 0.94%)(a)(b)	AUD6,518	4,590,647
Series 2026-1, Class A2, 5.56%, 10/20/57, (1-mo. BB Swap + 1.25%)(a)(b)	AUD1,500	1,057,987

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2026-1, Class B, 5.81%, 10/20/57, (1-mo. BB Swap + 1.50%)(a)(b)	AUD3,900	$2,748,928
Series 2026-1, Class C, 6.06%, 10/20/57, (1-mo. BB Swap + 1.75%)(a)(b)	AUD1,200	845,081
Series 2026-1, Class D, 6.31%, 10/20/57, (1-mo. BB Swap + 2.00%)(a)(b)	AUD500	351,051
NCMF Trust, Series 2025-MFS, Class E, 7.53%, 06/10/33(b)(c)	USD5,993	5,980,070
New Residential Mortgage Loan Trust
Series 2014-2A, Class A2, 3.75%, 05/25/54(b)(c)	USD131	122,995
Series 2015-1A, Class A1, 3.75%, 05/28/52(b)(c)	USD31	29,091
Series 2015-1A, Class A2, 3.75%, 05/28/52(b)(c)	USD79	74,835
Series 2015-1A, Class A3, 3.75%, 05/28/52(b)(c)	USD387	366,633
Series 2017-2A, Class A4, 4.00%, 03/25/57(b)(c)	USD104	99,172
Series 2018-2A, Class A1, 4.50%, 02/25/58(b)(c)	USD71	69,185
Series 2018-5A, Class A1, 4.75%, 12/25/57(b)(c)	USD115	112,279
Series 2019-NQM4, Class A1, 2.49%, 09/25/59(b)(c)	USD1,242	1,194,677
Series 2019-NQM4, Class A3, 2.80%, 09/25/59(b)(c)	USD2,059	1,982,844
Series 2019-NQM5, Class A1, 2.71%, 11/25/59(b)(c)	USD1,265	1,201,223
Series 2020-NQM1, Class A2, 2.72%, 01/26/60(b)(c)	USD532	499,494
Series 2020-NQM1, Class A3, 2.77%, 01/26/60(b)(c)	USD1,552	1,453,986
Series 2021-NQ1R, Class A2, 1.10%, 07/25/55(b)(c)	USD150	136,575
Series 2021-NQ2R, Class A1, 0.94%, 10/25/58(b)(c)	USD597	574,907
Series 2022-NQM3, Class A2, 3.98%, 04/25/62(b)(c)	USD833	760,150
Series 2024-NQM1, Class A1, 6.13%, 03/25/64(c)(d)	USD1,197	1,199,172
Series 2024-NQM1, Class B1, 7.91%, 03/25/64(b)(c)	USD1,900	1,915,278
Series 2024-NQM2, Class A1, 5.12%, 09/25/64(b)(c)	USD4,537	4,487,696
Series 2024-NQM3, Class A1, 5.47%, 11/25/64(c)(d)	USD7,450	7,431,718
Series 2025-NQM1, Class A1, 5.64%, 01/25/65(c)(d)	USD2,886	2,890,148
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(b)(c)	USD2,172	2,185,768
Series 2025-NQM2, Class A1, 5.57%, 04/25/65(c)(d)	USD1,755	1,749,581
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(b)(c)	USD3,826	3,805,095
Series 2025-NQM4, Class B1, 6.99%, 07/25/65(b)(c)	USD3,500	3,417,317
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(b)(c)	USD9,539	$9,424,842
Series 2025-NQM5, Class B1, 6.83%, 08/25/65(b)(c)	USD1,300	1,310,042
Series 2025-NQM5, Class B2, 7.39%, 08/25/65(b)(c)	USD833	844,411
Series 2026-NQM3, Class A1, 4.83%, 02/25/66(b)(c)	USD4,670	4,598,251
NLT Trust, Series 2021-INV2, Class A2, 1.32%, 08/25/56(b)(c)	USD2,995	2,609,830
Nomura Resecuritization Trust, Series 2014-8R, Class 1A2, 4.17%, 10/26/36(b)(c)	USD811	771,699
NRP Mortgage Trust, Series 2013-1, Class A9, 3.25%, 07/25/43(b)(c)	USD10,648	9,543,304
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.07%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(b)(c)	USD11,031	11,058,577
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, 5.42%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD3,910	3,922,219
Series 2025-300P, Class E, 7.39%, 07/13/42(b)(c)	USD3,179	3,181,825
Series 2026-1325, Class A, 5.33%, 05/09/41(b)(c)	USD7,400	7,270,485
NYCT Trust 2024-3ELV
Series 2024-3ELV, Class A, 5.67%, 08/15/29, (1-mo. CME Term SOFR + 1.99%)(b)(c)	USD7,790	7,805,503
Series 2024-3ELV, Class C, 6.52%, 08/15/29, (1-mo. CME Term SOFR + 2.84%)(b)(c)	USD1,000	995,342
Series 2024-3ELV, Class D, 7.51%, 08/15/29, (1-mo. CME Term SOFR + 3.84%)(b)(c)	USD4,000	3,976,684
NYMT Loan Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(b)(c)	USD5,871	5,866,087
Series 2025-CP1, Class A1, 3.75%, 11/25/69(b)(c)	USD8,563	8,202,835
Series 2026-INV1, Class A1, 4.77%, 02/25/61(b)(c)	USD6,104	5,998,675
Series 2026-INV1, Class A1LC, 4.95%, 02/25/61(c)(d)	USD2,426	2,387,536
Series 2026-INV1, Class B1, 6.47%, 02/25/61(b)(c)	USD1,000	976,609
OBX Trust
Series 2019-INV1, Class A3, 4.50%, 11/25/48(b)(c)	USD213	199,284
Series 2021-NQM1, Class A1, 1.07%, 02/25/66(b)(c)	USD1,158	1,020,547
Series 2021-NQM2, Class A3, 1.56%, 05/25/61(b)(c)	USD2,190	1,797,860
Series 2022-NQM1, Class A2, 3.00%, 11/25/61(b)(c)	USD1,260	979,810
Series 2022-NQM7, Class A1, 5.11%, 08/25/62(c)(d)	USD365	363,859
Series 2023-NQM5, Class M1, 7.39%, 06/25/63(b)(c)	USD850	847,080
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-NQM11, Class A1, 5.88%, 06/25/64(c)(d)	USD955	$960,219
Series 2024-NQM14, Class A1, 4.94%, 09/25/64(c)(d)	USD2,053	2,043,870
Series 2024-NQM3, Class A1, 6.13%, 12/25/63(c)(d)	USD799	800,025
Series 2024-NQM4, Class A1, 6.07%, 01/25/64(c)(d)	USD2,233	2,239,831
Series 2024-NQM4, Class M1, 6.62%, 01/25/64(b)(c)	USD1,000	1,002,270
Series 2024-NQM5, Class A1, 5.99%, 01/25/64(c)(d)	USD843	843,833
One New York Plaza Trust
Series 2020-1NYP, Class A, 4.74%, 01/15/36, (1-mo. CME Term SOFR + 1.06%)(b)(c)	USD944	916,771
Series 2020-1NYP, Class AJ, 5.04%, 01/15/36, (1-mo. CME Term SOFR + 1.36%)(b)(c)	USD519	490,455
Series 2020-1NYP, Class B, 5.29%, 01/15/36, (1-mo. CME Term SOFR + 1.61%)(b)(c)	USD1,000	932,500
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/39(b)(c)	USD5,605	5,619,739
Onslow Bay Financial LLC, Series 2026-R3, Class A1LC, 5.73%, 07/25/63	USD4,500	4,484,013
ORL Trust, Series 2024-GLKS, Class A, 5.17%, 12/15/39, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD4,400	4,405,500
Pepper Prime Trust
Series 2025-1, Class A1A, 5.26%, 04/12/67, (1-mo. BB Swap + 0.95%)(a)(b)	AUD8,400	5,905,163
Series 2025-1, Class A2, 5.41%, 04/12/67, (1-mo. BB Swap + 1.10%)(a)(b)	AUD770	540,461
Series 2025-1, Class B, 5.56%, 04/12/67, (1-mo. BB Swap + 1.25%)(a)(b)	AUD540	378,318
Pepper Residential Securities Trust No. 41
Series 41, Class A1A, 5.31%, 07/12/67, (1-mo. BB Swap + 1.00%)(a)(b)	AUD4,123	2,896,063
Series 41, Class A2, 5.46%, 07/12/67, (1-mo. BB Swap + 1.15%)(a)(b)	AUD799	561,715
PGA Trust, Series 2024-RSR2, Class A, 5.57%, 06/15/39, (1-mo. CME Term SOFR + 1.89%)(b)(c)	USD8,463	8,460,358
PMT Loan Trust
Series 2024-INV1, Class A3, 5.50%, 10/25/59(b)(c)	USD5,858	5,783,636
Series 2025-INV2, Class A1, 6.00%, 02/25/56(b)(c)	USD6,048	6,079,580
Series 2025-INV4, Class A3, 5.50%, 03/25/56(b)(c)	USD2,898	2,858,876
Series 2026-CNF1, Class A7, 5.00%, 01/25/57(b)(c)	USD2,475	2,291,612
Polaris PLC
Series 2025-1, Class A, 4.56%, 02/26/68, (1-day SONIA+ 0.82%)(a)(b)	GBP1,630	2,196,647
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-1, Class B, 4.79%, 02/26/68, (1-day SONIA+ 1.05%)(a)(b)	GBP413	$557,356
Series 2025-1, Class C, 5.14%, 02/26/68, (1-day SONIA+ 1.40%)(a)(b)	GBP108	146,652
Series 2025-1, Class D, 5.54%, 02/26/68, (1-day SONIA+ 1.80%)(a)(b)	GBP100	136,117
Series 2025-2, Class B, 4.79%, 08/25/68, (1-day SONIA+ 1.05%)(a)(b)	GBP196	263,790
Series 2025-2, Class C, 5.14%, 08/25/68, (1-day SONIA+ 1.40%)(a)(b)	GBP100	135,432
Series 2025-3X, Class A, 4.56%, 10/27/69, (1-day SONIA+ 0.82%)(a)(b)	GBP8,758	11,789,794
Series 2025-3X, Class B, 4.84%, 10/27/69, (1-day SONIA+ 1.10%)(a)(b)	GBP689	930,353
Series 2025-3X, Class C, 5.14%, 10/27/69, (1-day SONIA+ 1.40%)(a)(b)	GBP225	304,480
Series 2025-3X, Class D, 5.39%, 10/27/69, (1-day SONIA+ 1.65%)(a)(b)	GBP377	510,198
Series 2026-1X, Class A, 4.47%, 06/27/70, (1-day SONIA+ 0.73%)(a)(b)	GBP1,940	2,606,657
Series 2026-2X, Class B, 4.74%, 03/27/69, (1-day SONIA+ 1.00%)(a)(b)	GBP427	575,202
Series 2026-2X, Class C, 5.04%, 03/27/69, (1-day SONIA+ 1.30%)(a)(b)	GBP219	294,909
PRET Trust
Series 2025-RPL1, Class A1, 4.00%, 07/25/69(c)(d)	USD6,403	6,193,071
Series 2025-RPL2, Class A1, 4.00%, 08/25/64(c)(d)	USD1,100	1,061,512
PRKCM, Series 2025-HOME1, Class A1A, 5.55%, 02/25/60(c)(d)	USD2,591	2,590,716
PRKCM Trust
Series 2021-AFC1, Class A3, 2.07%, 08/25/56(b)(c)	USD1,439	1,242,803
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)(c)	USD3,196	2,779,750
Series 2023-AFC3, Class B1, 7.77%, 09/25/58(b)(c)	USD1,000	996,720
Series 2024-AFC1, Class A1, 6.33%, 03/25/59(c)(d)	USD567	568,596
Series 2024-HOME1, Class A1, 6.43%, 05/25/59(c)(d)	USD874	878,384
Series 2025-AFC1, Class A1, 5.10%, 10/25/60(b)(c)	USD2,684	2,664,794
Series 2026-AFC1, Class A1, 4.68%, 02/25/61(b)(c)	USD9,379	9,193,149
PRM5 Trust
Series 2025-PRM5, Class A, 4.47%, 03/10/33(b)(c)	USD7,507	7,432,410
Series 2025-PRM5, Class D, 5.62%, 03/10/33(b)(c)	USD3,200	3,164,284
PRM8 Trust, Series 2026-PRM8, Class E, 6.32%, 05/10/41(b)(c)	USD2,100	2,056,823
PRPM, Series 2024-NQM3, Class A1, 5.23%, 08/25/69(c)(d)	USD5,012	4,981,770
PRPM LLC
Series 2024-RCF4, Class A1, 4.00%, 07/25/54(c)(d)	USD1,095	1,076,986
Series 2024-RCF5, Class M2, 4.00%, 08/25/54(c)(d)	USD2,250	2,134,702

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-RCF4, Class A3, 4.50%, 08/25/55(c)(d)	USD1,167	$1,122,118
Series 2025-RCF4, Class M1A, 4.50%, 08/25/55(c)(d)	USD1,400	1,336,049
Series 2025-RCF4, Class M2, 4.50%, 08/25/55(c)(d)	USD1,333	1,245,828
Series 2026-RCF3, Class M2, 5.25%, 05/25/56(b)(c)	USD1,000	953,968
PRPM Trust
Series 2024-NQM1, Class A1, 6.27%, 12/25/68(c)(d)	USD993	995,128
Series 2024-NQM4, Class M1A, 6.52%, 12/26/69(b)(c)	USD5,000	5,037,415
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(c)(d)	USD3,366	3,377,273
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(b)(c)	USD2,027	2,033,680
Series 2025-NQM2, Class A1, 5.69%, 04/25/70(c)(d)	USD9,373	9,396,890
Series 2025-NQM4, Class B1, 6.72%, 07/25/70(b)(c)	USD1,705	1,691,510
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70(c)(d)	USD9,804	9,708,284
Series 2026-NQM1, Class A1, 5.13%, 02/25/71(b)(c)	USD8,946	8,846,083
Series 2026-NQM1, Class A1LC, 5.22%, 02/25/71(c)(d)	USD2,019	1,974,026
Series 2026-NQM1, Class B1, 7.01%, 02/25/71(b)(c)	USD2,000	1,973,827
Series 2026-NQM3, Class B1, 7.27%, 07/25/71(b)(c)	USD2,750	2,731,172
Series 2026-R1, Class A1, 5.00%, 01/25/68(b)(c)	USD1,516	1,489,896
Series 2026-RCF1, Class A2, 5.21%, 01/25/56(c)(d)	USD1,625	1,601,147
Series 2026-RCF1, Class M2, 5.50%, 01/25/56(c)(d)	USD945	902,986
Radian Mortgage Capital Trust
Series 2024-J1, Class A8, 6.00%, 11/25/54(b)(c)	USD408	407,471
Series 2024-J2, Class A4, 5.50%, 03/25/55(b)(c)	USD1,025	1,008,901
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(b)(c)	USD895	872,589
Series 2020-1, Class B1, 3.95%, 01/26/60(b)(c)	USD2,250	2,127,164
Series 2020-1, Class B2, 4.67%, 01/26/60(b)(c)	USD1,528	1,397,092
Series 2021-1R, Class A1, 0.86%, 01/25/65(b)(c)	USD429	418,533
RESIMAC Premier Series
Series 2025-1, Class A, 5.41%, 09/12/56, (1-mo. BB Swap + 1.10%)(a)(b)	AUD1,006	709,522
Series 2025-2, Class A2, 5.26%, 04/08/57, (1-mo. BB Swap + 0.95%)(a)(b)	AUD10,877	7,642,256
RFMSI Series Trust, Series 2007-SA4, Class 3A1, 5.67%, 10/25/37(b)	USD110	62,121
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/67(c)	USD1,865	$1,829,588
RWC Commercial Mortgage Trust, Series 2026-1, Class A, 5.62%, 07/25/41(c)(e)	USD2,500	2,499,946
Sage AR Funding
Series 2025-1X, Class A2, 5.05%, 05/17/37, (1-day SONIA+ 1.30%)(a)(b)	GBP1,841	2,483,858
Series 2025-1X, Class B, 5.75%, 05/17/37, (1-day SONIA+ 2.00%)(a)(b)	GBP934	1,253,569
Series 2025-1X, Class C, 6.15%, 05/17/37, (1-day SONIA+ 2.40%)(a)(b)	GBP369	494,858
Series 2025-1X, Class D, 7.65%, 05/17/37, (1-day SONIA+ 3.90%)(a)(b)	GBP319	427,275
Series 2026-1X, Class A, 5.01%, 05/18/38, (1-day SONIA+ 1.25%)(a)(b)	GBP5,548	7,436,345
Series 2026-1X, Class B, 5.26%, 05/18/38, (1-day SONIA+ 1.50%)(a)(b)	GBP5,790	7,753,862
Series 2026-1X, Class C, 5.51%, 05/18/38, (1-day SONIA+ 1.75%)(a)(b)	GBP4,067	5,369,461
Series 2026-1X, Class D, 6.26%, 05/18/38, (1-day SONIA+ 2.50%)(a)(b)	GBP1,072	1,415,348
SAIF Securitization Trust, Series 2024-CES1, Class A1, 5.97%, 07/25/54(c)(d)	USD1,864	1,867,322
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, 5.73%, 02/25/65(c)(d)	USD2,569	2,571,799
Series 2025-NQM5, Class B1, 6.89%, 08/25/65(b)(c)	USD3,170	3,133,377
Series 2025-NQM6, Class A1, 5.14%, 11/25/65(b)(c)	USD11,512	11,402,180
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(b)(c)	USD4,167	4,111,946
Santander Residential 1 FT
Class A, 3.34%, 10/18/68, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR1,372	1,584,018
Series 1, Class B, 3.59%, 10/18/68, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR400	459,285
Sapphire XXXIII Trust
Series 2025-2, Class A1L, 5.31%, 02/12/67, (1-mo. BB Swap + 1.00%)(a)(b)	AUD3,980	2,797,558
Series 2025-2, Class A2, 5.41%, 02/12/67, (1-mo. BB Swap + 1.10%)(a)(b)	AUD1,450	1,019,099
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class E, 6.63%, 03/15/35, (1-mo. CME Term SOFR + 2.95%)(b)(c)	USD7,410	7,433,156
Series 2025-FLWR, Class E, 6.43%, 08/15/42, (1-mo. CME Term SOFR + 2.75%)(b)(c)	USD1,259	1,247,747
SCG Mortgage Trust, Series 2024-MSP, Class A, 5.42%, 04/15/41, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD8,700	8,724,297
SCG Trust, Series 2025-SNIP, Class A, 5.18%, 09/15/42, (1-mo. CME Term SOFR + 1.50%)(b)(c)	USD6,460	6,472,100
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SDAL Trust, Series 2025-DAL, Class A, 6.12%, 04/15/42, (1-mo. CME Term SOFR + 2.44%)(b)(c)	USD10,496	$10,498,034
Sequoia Mortgage Trust
Series 2021-4, Class A10, 2.50%, 06/25/51(b)(c)	USD10,397	9,655,870
Series 2024-HYB1, Class A1A, 4.51%, 11/25/63(b)(c)	USD4,712	4,692,921
Series 2024-INV1, Class A3, 5.50%, 10/25/54(b)(c)	USD3,702	3,638,323
Series 2025-7, Class A1, 6.00%, 08/25/55(b)(c)	USD6,741	6,730,208
Series 2026-4, Class A8, 5.00%, 03/25/56(b)(c)	USD3,250	2,986,432
Series 2026-8, Class A8, 5.00%, 06/26/56(b)(c)	USD6,000	5,548,929
Series 2026-HYB2, Class A1A, 4.63%, 07/25/56(b)(c)	USD14,251	14,005,694
Series 2026-MED1, Class A1A, 5.12%, 04/25/56(b)(c)	USD4,494	4,420,546
SG Residential Mortgage Trust
Series 2019-3, Class B1, 4.08%, 09/25/59(b)(c)	USD3,000	2,810,952
Series 2021-1, Class A1, 1.16%, 07/25/61(b)(c)	USD8,545	7,022,789
Series 2022-1, Class A3, 3.68%, 03/27/62(b)(c)	USD2,263	2,054,594
Series 2025-1, Class A1, 5.10%, 12/25/65(b)(c)	USD5,942	5,893,783
SHR Trust, Series 2024-LXRY, Class A, 5.63%, 10/15/41, (1-mo. CME Term SOFR + 1.95%)(b)(c)	USD5,130	5,138,010
Sirius Logistics UK DAC, Series 2026-1X, Class A, 5.00%, 11/17/35, (1-day SONIA+ 1.25%)(a)(b)	GBP3,502	4,713,772
SLG Commercial Mortgage Trust, Series 2026-PAT, Class A, 4.77%, 02/15/39(b)(c)	USD5,368	5,259,216
SLG Office Trust
Series 2026-OMA, Class E, 6.96%, 04/15/41(b)(c)	USD2,000	1,974,744
Series 2026-OMA, Class F, 7.92%, 04/15/41(b)(c)	USD4,000	3,965,485
SMR Mortgage Trust, Series 2022-IND, Class A, 5.33%, 02/15/39, (1-mo. CME Term SOFR + 1.65%)(b)(c)	USD2,104	2,104,122
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/50(b)(c)	USD5,020	4,696,393
SREIT Trust, Series 2021-MFP2, Class C, 5.16%, 11/15/36, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD265	264,917
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.88%, 02/25/50(b)(c)	USD940	847,541
Series 2021-2, Class M1, 2.18%, 05/25/65(b)(c)	USD500	463,006
Stratton Mortgage Funding PLC
Series 2024-3, Class A, 4.72%, 06/25/49, (1-day SONIA+ 0.98%)(a)(b)	GBP295	397,121
Series 2024-3, Class B, 5.10%, 06/25/49, (1-day SONIA+ 1.35%)(a)(b)	GBP179	241,076
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.12%, 02/15/42, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD522	$518,098
Taurus 2025-4 UK DAC
Series 2025-UK4, Class A, 5.00%, 08/18/35, (1-day SONIA+ 1.25%)(a)(b)	GBP782	1,051,153
Series 2025-UK4, Class B, 5.35%, 08/18/35, (1-day SONIA+ 1.60%)(a)(b)	GBP100	134,388
Taurus U.K. DAC
Series 2025-UK2X, Class A, 5.25%, 02/18/35, (1-day SONIA+ 1.50%)(a)(b)	GBP1,736	2,341,125
Series 2025-UK2X, Class B, 5.75%, 02/18/35, (1-day SONIA+ 2.00%)(a)(b)	GBP343	462,252
Series 2025-UK2X, Class C, 6.25%, 02/18/35, (1-day SONIA+ 2.50%)(a)(b)	GBP424	571,683
TCO Commercial Mortgage Trust, Series 2024-DPM, Class D, 6.42%, 12/15/39, (1-mo. CME Term SOFR + 2.74%)(b)(c)	USD2,500	2,503,121
Think Tank Commercial Series 2025, Series 2025-3, Class A1, 5.41%, 12/10/57, (1-mo. BB Swap + 1.10%)(a)(b)	AUD1,181	832,169
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(b)(c)	USD6,252	6,266,284
Thunder Logistics DAC
Series 2024-1X, Class A, 3.75%, 11/17/36, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR585	671,466
Series 2024-1X, Class B, 4.30%, 11/17/36, (3-mo. EURIBOR + 2.05%)(a)(b)	EUR52	60,295
Together Asset-Backed Securitisation
Series 2026-CRE1, Class A, 4.74%, 02/20/58, (1-day SONIA+ 1.00%)(a)(b)	GBP1,780	2,398,624
Series 2026-CRE1, Class B, 4.94%, 02/20/58, (1-day SONIA+ 1.20%)(a)(b)	GBP681	917,430
Series 2026-CRE1, Class C, 5.24%, 02/20/58, (1-day SONIA+ 1.50%)(a)(b)	GBP235	317,149
Together Asset-Backed Securitisation 14 PLC, Series 2025-1ST1X, Class A, 4.50%, 08/15/66, (1-day SONIA+ 0.76%)(a)(b)	GBP547	735,081
Together Asset-Backed Securitisation PLC
Series 2024-1ST2X, Class A, 4.70%, 10/12/65, (1-day SONIA+ 0.96%)(a)(b)	GBP838	1,130,347
Series 2025-2ND1X, Class A, 4.67%, 09/12/56, (1-day SONIA+ 0.93%)(a)(b)	GBP556	749,470
Series 2025-2ND1X, Class B, 4.94%, 09/12/56, (1-day SONIA+ 1.20%)(a)(b)	GBP424	573,989
Series 2025-2ND1X, Class C, 5.24%, 09/12/56, (1-day SONIA+ 1.50%)(a)(b)	GBP100	135,222
Series 2025-2ND1X, Class D, 5.69%, 09/12/56, (1-day SONIA+ 1.95%)(a)(b)	GBP100	135,297
Series 2025-CRE1, Class A, 4.94%, 01/15/57, (1-day SONIA+ 1.20%)(a)(b)	GBP1,261	1,706,624
Series 2025-CRE1, Class B, 5.24%, 01/15/57, (1-day SONIA+ 1.50%)(a)(b)	GBP182	246,478
Series 2025-CRE1, Class C, 5.54%, 01/15/57, (1-day SONIA+ 1.80%)(a)(b)	GBP109	148,218
Towd Point Mortgage Trust
Series 2015-2, Class 2B2, 4.77%, 11/25/57(b)(c)	USD85	84,173

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-2, Class A2, 3.50%, 03/25/58(b)(c)	USD1,500	$1,461,989
Series 2022-1, Class A1, 3.75%, 07/25/62(b)(c)	USD721	673,568
Series 2022-3, Class A1, 3.75%, 08/01/62(b)(c)	USD1,787	1,663,943
Triton Bond Trust, Series 2026-1, Class A2, 5.46%, 02/15/58, (1-mo. BB Swap + 1.15%)(b)	AUD9,020	6,326,169
TRK Trust
Series 2021-INV1, Class A1, 1.15%, 07/25/56(b)(c)	USD1,772	1,594,829
Series 2021-INV1, Class B1, 3.29%, 07/25/56(b)(c)	USD255	208,733
Series 2022-INV1, Class A1, 2.58%, 02/25/57(b)(c)	USD5,752	5,343,464
Series 2022-INV1, Class A2, 3.44%, 02/25/57(b)(c)	USD5,975	5,181,976
Series 2022-INV2, Class A3, 4.33%, 06/25/57(c)(d)	USD1,230	1,163,657
Trustee for Progress Trust (The), Series 2026-1, Class D, 6.41%, 11/07/57, (1-mo. BB Swap + 2.10%)(b)	AUD500	350,896
Trustee for the Pepper Prime Trust(The)
Series 2026-1, Class C, 5.96%, 12/14/67, (1-mo. BB Swap + 1.60%)(a)(b)	AUD500	351,174
Series 2026-1, Class E, 7.31%, 12/14/67, (1-mo. BB Swap + 2.95%)(a)(b)	AUD530	371,756
Turquoise VII Trust
Series 2026-3, Class C, 6.05%, 11/12/67, (1-mo. BB Swap + 1.70%)(a)(b)	AUD1,080	759,942
Series 2026-3, Class D, 6.25%, 11/12/67, (1-mo. BB Swap + 1.90%)(a)(b)	AUD540	379,971
Series 2026-3, Class F, 8.60%, 11/12/67, (1-mo. BB Swap + 4.25%)(a)(b)	AUD960	675,504
Twin Bridges PLC
Series 2026-1X, Class B, 4.74%, 10/17/71, (1-day SONIA+ 1.00%)(a)(b)	GBP659	887,757
Series 2026-1X, Class C, 5.04%, 10/17/71, (1-day SONIA+ 1.30%)(a)(b)	GBP208	280,076
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(b)(c)	USD4,304	4,404,841
U.K. Logistics DAC
Series 2024-1, Class A, 5.39%, 05/17/34, (1-day SONIA + 1.65%)(a)(b)	GBP115	154,688
Series 2025-1X, Class D, 7.75%, 05/17/35, (1-day SONIA+ 4.00%)(a)(b)	GBP562	757,080
UBS Commercial Mortgage Trust
Series 2017-C4, Class AS, 3.84%, 10/15/50(b)	USD565	550,378
Series 2019-C17, Class C, 3.76%, 10/15/52(b)	USD1,201	1,071,461
UK Logistics DAC
Series 2024-2X, Class A, 5.10%, 02/17/35, (1-day SONIA+ 1.35%)(a)(b)	GBP1,152	1,540,178
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-2X, Class B, 5.45%, 02/17/35, (1-day SONIA+ 1.70%)(a)(b)	GBP162	$216,122
Series 2024-2X, Class C, 5.85%, 02/17/35, (1-day SONIA+ 2.10%)(a)(b)	GBP82	109,715
Series 2024-2X, Class D, 6.85%, 02/17/35, (1-day SONIA+ 3.10%)(a)(b)	GBP180	240,321
Series 2025-2X, Class A, 5.08%, 08/17/35, (1-day SONIA+ 1.33%)(a)(b)	GBP2,104	2,835,555
Series 2025-2X, Class B, 5.40%, 08/17/35, (1-day SONIA+ 1.65%)(a)(b)	GBP1,079	1,454,973
Series 2025-2X, Class C, 5.70%, 08/17/35, (1-day SONIA+ 1.95%)(a)(b)	GBP448	603,524
Series 2026-3X, Class B, 5.48%, 05/18/36, (1-day SONIA+ 1.75%)(a)(b)	GBP2,102	2,830,601
Series 2026-3X, Class C, 5.78%, 05/18/36, (1-day SONIA+ 2.05%)(a)(b)	GBP1,256	1,690,657
University Trust
Series 2025-APTS, Class A, 5.33%, 11/15/42, (1-mo. CME Term SOFR + 1.65%)(b)(c)	USD11,464	11,423,259
Series 2025-APTS, Class B, 5.93%, 11/15/42, (1-mo. CME Term SOFR + 2.25%)(b)(c)	USD9,700	9,654,016
Vanir Logistics Finance SARL
Series 1X, Class A, 3.79%, 07/23/37, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR1,633	1,878,430
Series 1X, Class B, 4.09%, 07/23/37, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR650	749,550
Series 1X, Class C, 4.39%, 07/23/37, (3-mo. EURIBOR + 1.90%)(a)(b)	EUR1,025	1,182,982
VCC Trust
Series 2025-MC1, Class A1, 8.16%, 05/25/55(c)(d)	USD886	880,943
Series 2026-MC2, Class A1, 7.60%, 06/25/56(c)(d)	USD3,934	3,922,083
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36(b)(c)	USD2,316	2,291,652
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(c)	USD2,423	2,417,423
Velocity Commercial Capital Loan Trust
Series 2020-1, Class AFX, 2.61%, 02/25/50(b)(c)	USD974	919,448
Series 2021-1, Class M6, 5.03%, 05/25/51(b)(c)	USD1,360	998,547
Series 2021-4, Class M4, 4.48%, 12/26/51(b)(c)	USD337	270,332
Series 2022-1, Class M4, 5.20%, 02/25/52(b)(c)	USD202	165,422
Series 2022-3, Class A, 5.22%, 06/25/52(b)(c)	USD3,841	3,753,944
Series 2022-3, Class M4, 6.49%, 06/25/52(b)(c)	USD1,346	1,260,941
Series 2022-4, Class M4, 7.50%, 08/25/52(b)(c)	USD834	783,171
Series 2023-1, Class M5, 9.64%, 01/25/53(b)(c)	USD2,823	2,616,484
Series 2024-2, Class A, 6.58%, 04/25/54(b)(c)	USD540	543,544
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-3, Class M2, 7.23%, 06/25/54(b)(c)	USD1,250	$1,256,632
Series 2024-5, Class A, 5.49%, 10/25/54(c)	USD2,001	1,986,648
Series 2024-5, Class M3, 6.76%, 10/25/54(c)	USD283	277,735
Series 2024-5, Class M4, 9.47%, 10/25/54(c)	USD181	179,385
Series 2024-6, Class A, 5.81%, 12/25/54(b)(c)	USD4,794	4,770,555
Series 2024-6, Class M3, 6.92%, 12/25/54(b)(c)	USD207	206,161
Series 2024-6, Class M4, 9.67%, 12/25/54(b)(c)	USD2,973	2,967,788
Series 2024-6, Class M5, 10.28%, 12/25/54(b)(c)	USD2,480	2,338,794
Series 2025-1, Class A, 6.03%, 02/25/55(b)(c)	USD1,629	1,627,781
Series 2025-1, Class M2, 6.98%, 02/25/55(b)(c)	USD1,991	1,995,877
Series 2025-1, Class M3, 7.33%, 02/25/55(b)(c)	USD848	848,434
Series 2025-1, Class M4, 10.15%, 02/25/55(c)	USD312	311,682
Series 2025-3, Class A, 5.87%, 06/25/55(b)(c)	USD10,511	10,474,062
Series 2025-4, Class M2, 6.17%, 09/25/55(b)(c)	USD1,868	1,843,733
Series 2025-4, Class M3, 6.31%, 09/25/55(b)(c)	USD1,087	1,056,926
Series 2025-4, Class M4, 9.35%, 09/25/55(b)(c)	USD996	966,205
Series 2025-P2, Class A, 5.46%, 10/25/55(b)(c)	USD5,572	5,542,780
Series 2025-P2, Class M1, 6.04%, 10/25/55(b)(c)	USD529	527,182
Series 2025-P2, Class M2, 6.56%, 10/25/55(b)(c)	USD591	588,722
Series 2025-P2, Class M3, 6.85%, 10/25/55(b)(c)	USD1,035	1,030,137
Series 2025-P2, Class M4, 9.45%, 10/25/55(b)(c)	USD289	284,248
Series 2025-P2, Class M5, 10.23%, 10/25/55(b)(c)	USD105	95,859
Series 2026-1, Class A, 5.10%, 02/25/56(b)(c)	USD9,253	9,064,488
Series 2026-1, Class M3, 6.26%, 02/25/56(b)(c)	USD1,244	1,208,425
Series 2026-1, Class M4, 8.48%, 02/25/56(b)(c)	USD497	482,757
Series 2026-2, Class M2, 6.18%, 05/25/56(b)(c)	USD4,872	4,801,922
Series 2026-2, Class M3, 6.67%, 05/25/56(b)(c)	USD2,968	2,934,263
Series 2026-2, Class M4, 9.16%, 05/25/56(b)(c)	USD3,877	3,829,267
Series 2026-3, Class M4, 9.05%, 07/25/56(b)(c)	USD430	428,545
Series 2026-P1, Class A, 5.54%, 03/25/56(b)(c)	USD11,734	11,532,173
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2026-P1, Class M1, 5.98%, 03/25/56(b)(c)	USD1,019	$998,767
Series 2026-P1, Class M2, 6.46%, 03/25/56(b)(c)	USD947	927,865
Series 2026-P1, Class M3, 6.94%, 03/25/56(b)(c)	USD1,804	1,757,608
Series 2026-P1, Class M4, 9.53%, 03/25/56(b)(c)	USD1,209	1,176,009
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/66(b)(c)	USD712	537,343
Series 2021-8, Class A1, 2.82%, 11/25/66(b)(c)	USD4,250	3,823,302
Series 2021-R1, Class A1, 0.82%, 10/25/63(b)(c)	USD591	575,512
Series 2022-3, Class A1, 5.13%, 02/25/67(c)(d)	USD1,629	1,537,411
Series 2022-3, Class B1, 4.03%, 02/25/67(b)(c)	USD1,334	1,094,558
Series 2022-5, Class A3, 3.80%, 04/25/67(b)(c)	USD2,353	2,151,339
Series 2023-6, Class B2, 7.75%, 09/25/68(b)(c)	USD3,450	3,443,868
Series 2023-8, Class M1, 7.45%, 12/25/68(b)(c)	USD1,510	1,512,095
Series 2023-INV3, Class M1, 8.16%, 11/25/68(b)(c)	USD1,500	1,505,853
Series 2024-1, Class A1, 5.71%, 01/25/69(c)(d)	USD3,353	3,360,352
Series 2024-2, Class A1, 6.10%, 02/25/69(c)(d)	USD164	163,990
Series 2024-3, Class A1, 6.34%, 04/25/69(c)(d)	USD1,626	1,631,963
Series 2024-3, Class B1, 8.03%, 04/25/69(b)(c)	USD680	688,428
Series 2024-3, Class B2, 8.39%, 04/25/69(b)(c)	USD1,240	1,253,587
Series 2024-4, Class B1, 7.64%, 06/25/69(b)(c)	USD1,765	1,785,147
Series 2024-INV1, Class A1, 6.12%, 03/25/69(c)(d)	USD1,480	1,483,707
Series 2024-INV1, Class B1, 8.09%, 03/25/69(b)(c)	USD1,000	1,013,262
Series 2024-INV2, Class A1, 5.33%, 08/26/69(c)(d)	USD1,369	1,366,988
Series 2025-11, Class B1, 6.41%, 11/25/70(b)(c)	USD1,359	1,345,749
Series 2025-4, Class B2, 7.45%, 05/25/70(b)(c)	USD500	500,389
Series 2025-6, Class A1, 5.42%, 07/25/70(c)(d)	USD11,781	11,748,803
Series 2025-7, Class A1, 5.13%, 08/25/70(c)(d)	USD4,941	4,925,831
Series 2025-7, Class B1, 6.62%, 08/25/70(b)(c)	USD1,850	1,843,792
Series 2025-7, Class B2, 7.49%, 08/25/70(b)(c)	USD1,414	1,417,323
Series 2025-8, Class B1, 6.48%, 09/25/70(c)	USD1,338	1,329,023
Series 2025-8, Class B2, 7.48%, 09/25/70(b)(c)	USD1,967	1,969,492

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-9, Class B1, 6.54%, 10/27/70(b)(c)	USD1,735	$1,724,155
Series 2025-9, Class B2, 7.37%, 10/27/70(b)(c)	USD700	699,599
Series 2025-R1, Class B1, 6.40%, 05/25/65(b)(c)	USD584	577,648
Series 2026-1, Class A1LC, 5.02%, 01/25/71(c)(d)	USD2,070	2,031,219
Series 2026-2, Class A1LC, 4.75%, 02/25/71(c)(d)	USD7,357	7,171,539
Series 2026-2, Class B1, 6.33%, 02/25/71(b)(c)	USD486	478,038
Series 2026-R1, Class A1, 4.83%, 10/25/67(b)(c)	USD2,367	2,329,238
Series 2026-R1, Class A1LC, 4.94%, 10/25/67(c)(d)	USD9,407	9,196,707
Series 2026-R6, Class A1LC, 5.77%, 07/25/68(c)(d)	USD5,000	4,998,142
Visio Trust
Series 2020-1R, Class A1, 1.31%, 11/25/55(c)	USD31	30,133
Series 2026-1, Class B1, 5.87%, 08/25/61(b)(c)	USD1,300	1,277,655
Series 2026-1, Class B2, 5.87%, 08/25/61(b)(c)	USD1,000	951,896
VTR Commercial Mortgage Trust
Series 2025-STEM, Class A, 5.03%, 10/13/39(b)(c)	USD11,426	11,168,487
Series 2025-STEM, Class D, 6.49%, 10/13/39(b)(c)	USD3,904	3,791,521
WaMu Mortgage Pass-Through Certificates Series Trust, Series 2006-AR11, Class 1A, 4.36%, 09/25/46, (12-mo. MTA + 0.96%)(b)	USD32	26,701
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust, Series 2007-OA3, Class 5A, 4.65%, 04/25/47, (12-mo. MTA + 1.25%)(b)	USD236	209,842
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class AS, 4.00%, 12/15/49(b)	USD440	437,756
Series 2018-AUS, Class A, 4.06%, 08/17/36(b)(c)	USD210	204,822
Series 2018-C46, Class AS, 4.38%, 08/15/51	USD660	645,277
Series 2019-C50, Class AS, 4.02%, 05/15/52	USD870	834,178
Wells Fargo Mortgage-Backed Securities Trust, Series 2018-1, Class A1, 3.50%, 07/25/47(b)(c)	USD148	134,486
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(b)(c)	USD4,126	4,096,916
Wharf Commercial Mortgage Trust
Series 2025-DC, Class A, 5.35%, 07/15/40(b)(c)	USD1,084	1,090,319
Series 2025-DC, Class E, 7.72%, 07/15/40(b)(c)	USD2,897	2,900,674
Winchester 1 PLC
4.62%, 10/21/56(a)(b)	GBP566	762,791
Class B, 4.93%, 10/21/56, (1-day SONIA + 1.20%)(a)(b)	GBP340	459,973
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Class C, 5.28%, 10/21/56, (1-day SONIA + 1.55%)(a)(b)	GBP100	$137,906
Class D, 5.73%, 10/21/56, (1-day SONIA + 2.00%)(a)(b)	GBP100	135,836
WinWater Mortgage Loan Trust
Series 2014-1, Class A1, 3.93%, 06/20/44(b)(c)	USD372	352,633
Series 2014-2, Class A1, 4.00%, 09/20/44(b)(c)	USD90	86,002
Series 2014-3, Class A3, 3.50%, 11/20/44(b)(c)	USD287	267,005
Series 2014-3, Class B5, 4.00%, 11/20/44(b)(c)	USD250	185,865
Series 2015-1, Class A10, 3.50%, 01/20/45(b)(c)	USD122	112,599
Series 2015-2, Class A11, 3.50%, 02/20/45(b)(c)	USD339	308,987
Series 2015-2, Class A3, 3.50%, 02/20/45(b)(c)	USD136	123,117
Series 2015-5, Class B5, 3.75%, 08/20/45(b)(c)	USD450	304,566
WST Trust, Series 2026-1, Class A, 5.14%, 09/19/57, (1-mo. BB Swap + 0.83%)(a)(b)	AUD8,432	5,926,175
		3,119,794,491
Municipal Debt Obligations — 0.0%
Tower Bridge Funding PLC, 4.53%, 12/20/66(a)(b)	GBP415	559,753
Total Collateralized Mortgage Obligations — 20.1% (Cost: $3,238,059,681)		3,235,090,724
Convertible Bonds
Commercial Services — 0.1%
Nexi SpA, 0.00% 02/24/28(a)(f)(g)	EUR9,000	9,767,173
Lodging — 0.0%
Wynn Macau Ltd., 4.50%, 03/07/29(c)(f)	USD800	793,600
Real Estate — 0.0%
Vonovia SE, Series B, 0.88%, 05/20/32(a)(f)	EUR6,300	6,758,414
Semiconductors — 0.0%
ams-OSRAM AG, 2.13%, 11/03/27(a)(f)	EUR1,100	1,243,095
Transportation — 0.1%
Ocado Group PLC, 0.75%, 01/18/27(a)(f)	GBP6,900	9,054,994
Total Convertible Bonds — 0.2% (Cost: $27,987,320)		27,617,276
Corporate Bonds & Notes
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(c)(h)	USD1,693	1,746,338
7.50%, 03/15/33(c)	USD362	379,447
7.88%, 04/01/30(c)	USD6,509	6,759,746
Lamar Media Corp.
3.75%, 02/15/28	USD972	951,233
4.00%, 02/15/30	USD530	505,549
4.88%, 01/15/29	USD1,776	1,750,212
5.38%, 11/01/33(c)	USD100	97,176
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Advertising (continued)
Neptune Bidco U.S., Inc.
9.50%, 02/15/33(c)(h)	USD6,381	$6,500,159
10.38%, 05/15/31(c)	USD4,759	4,982,407
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)	USD282	273,970
4.63%, 03/15/30(c)	USD190	183,502
7.38%, 02/15/31(c)	USD2,484	2,569,681
Stagwell Global LLC, 5.63%, 08/15/29(c)	USD2,790	2,713,148
Summer BC Holdco B SARL
5.88%, 02/15/30(a)	EUR6,869	6,728,811
6.53%, 02/15/30, (3-mo. EURIBOR + 4.25%)(a)(b)	EUR4,451	4,342,450
WPP Finance 2013, 3.63%, 06/09/31(a)	EUR21,514	24,109,580
		64,593,409
Aerospace & Defense — 0.3%
ATI, Inc., 7.25%, 08/15/30	USD4,286	4,419,085
Bombardier, Inc.
5.88%, 01/15/35(c)	USD1,541	1,524,939
7.25%, 07/01/31(c)(h)	USD491	511,411
8.75%, 11/15/30(c)	USD2,734	2,880,870
TransDigm, Inc.
4.63%, 01/15/29(h)	USD3,333	3,267,174
4.88%, 05/01/29	USD110	108,050
6.00%, 01/15/33(c)(h)	USD372	371,961
6.38%, 03/01/29(c)	USD95	96,143
6.38%, 05/31/33(c)	USD6,504	6,502,353
6.63%, 03/01/32(c)(h)	USD3,593	3,653,111
6.75%, 08/15/28(c)	USD17,315	17,423,406
7.13%, 12/01/31(c)	USD2,133	2,200,061
		42,958,564
Agriculture — 0.0%
Darling Ingredients, Inc., 5.25%, 04/15/27(c)	USD3,283	3,282,457
MHP Lux SA, 10.50%, 07/28/29(c)	USD535	555,731
Tereos Finance Groupe I SA, 7.25%, 04/15/28(a)	EUR2,559	2,974,157
		6,812,345
Airlines — 0.3%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% cash + 8.00% PIK)(c)(i)	USD598	584,826
Air Canada, 3.88%, 08/15/26(c)	USD1,066	1,064,732
Air France-KLM, 5.75%, (5-year EURIBOR ICE Swap + 3.58%)(a)(b)(j)	EUR5,200	5,983,243
Alaska Airlines, Inc., 6.50%, 06/01/31(c)	USD1,869	1,856,919
American Airlines, Inc., 7.25%, 02/15/28(c)(h)	USD3,395	3,423,369
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)	USD4,692	4,665,702
Avianca Midco 2 PLC
9.50%, 01/28/31(c)	USD425	398,641
9.63%, 02/14/30(a)	USD1,871	1,801,399
Azul Secured Finance LLP, 9.88%, 02/15/31(a)	USD450	415,161
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR9,000	10,429,097
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50% Cash or 7.25% PIK)(a)(i)	USD1,385	1,166,602
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(a)	USD5,523	5,520,128
Security	Par (000)	Value
Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)(h)	USD7,200	$6,265,035
United Airlines Holdings, Inc., 4.88%, 03/01/29	USD4,546	4,476,395
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(c)(h)	USD100	94,359
9.50%, 06/01/28(c)(h)	USD290	294,496
		48,440,104
Apparel — 0.2%
Beach Acquisition Bidco LLC
5.25%, 07/15/32(a)	EUR14,249	16,525,034
10.00%, 07/15/33, (10.00 % PIK)(c)(i)	USD4,033	4,329,217
PrestigeBidCo GmbH, 6.18%, 07/01/29, (3-mo. EURIBOR + 3.75%)(a)(b)	EUR1,253	1,461,927
VF Corp.
0.63%, 02/25/32	EUR4,100	3,861,372
2.80%, 04/23/27(h)	USD1,514	1,491,300
2.95%, 04/23/30	USD619	556,114
4.25%, 03/07/29	EUR4,800	5,538,700
		33,763,664
Auto Manufacturers — 1.0%
Allison Transmission, Inc., 4.75%, 10/01/27(c)	USD2,624	2,611,379
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(a)	GBP7,022	5,092,478
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(c)	USD551	543,810
5.50%, 07/15/29(c)	USD2,463	2,436,503
5.88%, 01/15/28(c)	USD814	812,359
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(c)	USD827	823,668
6.13%, 09/30/30(c)	USD3,727	3,639,813
7.05%, 09/15/28(c)	USD200	204,081
Nissan Motor Co. Ltd.
4.81%, 09/17/30(c)(h)	USD8,896	8,246,117
5.25%, 07/17/29(a)	EUR8,687	10,166,588
6.38%, 07/17/33(a)	EUR12,468	14,699,854
7.75%, 07/17/32(c)	USD4,347	4,490,351
8.13%, 07/17/35(c)(h)	USD4,119	4,346,200
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR6,000	6,875,808
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR12,500	14,789,914
6.13%, (5-year EURIBOR ICE Swap + 3.84%)(a)(b)(j)	EUR3,800	4,379,664
Renault SA, 3.88%, 09/30/30(a)	EUR3,700	4,234,051
Stellantis NV
5.13%, 01/12/37(a)	EUR15,000	16,680,255
6.25%, (5-year EURIBOR ICE Swap + 3.77%)(a)(b)(j)	EUR9,794	10,915,497
6.88%, (5-year EURIBOR ICE Swap + 4.24%)(a)(b)(j)	EUR10,000	11,088,687
8.25%, (5-year UK Government Bond + 4.08%)(a)(b)(j)	GBP8,050	10,494,322
Volkswagen Bank GmbH, 4.00%, 11/26/30(a)	EUR4,300	4,947,887

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Volkswagen International Finance NV
3.88%, (10-year EUR Swap + 3.37%)(a)(b)(j)	EUR5,000	$5,756,305
5.99%, (8-year EURIBOR ICE Swap + 3.49%)(a)(b)(j)	EUR15,500	17,980,254
		166,255,845
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd.
7.00%, 04/15/28(c)	USD923	936,845
7.50%, 02/15/33(c)(h)	USD3,572	3,686,404
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(h)	USD79	76,330
7.75%, 10/15/33(c)(h)	USD6,942	6,835,940
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)	USD1,564	1,586,118
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR13,399	15,479,567
6.75%, 05/15/28(c)	USD235	237,948
6.75%, 02/15/30(c)	USD767	786,478
6.75%, 09/15/32(c)	USD4,048	4,078,405
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(c)(h)	USD4,317	4,394,113
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(c)	USD1,294	1,282,522
6.38%, 04/15/34(c)	USD1,862	1,834,427
Forvia SE
5.50%, 06/15/31(a)	EUR5,785	6,807,049
5.63%, 06/15/30(a)	EUR3,217	3,803,734
6.75%, 09/15/33(c)(h)	USD4,774	4,750,393
8.00%, 06/15/30(c)(h)	USD768	807,150
Goodyear Tire & Rubber Co.(The)
5.25%, 04/30/31(h)	USD239	214,625
5.25%, 07/15/31(h)	USD5,033	4,470,538
5.63%, 04/30/33(h)	USD2,771	2,420,634
8.88%, 07/15/32(h)	USD1,439	1,476,935
Grupo Antolin Irausa SA
3.50%, 04/30/28(a)(k)(l)	EUR217	117,917
10.38%, 01/30/30(a)(k)(l)	EUR1,646	893,319
IHO Verwaltungs GmbH
7.00%, 11/15/31, (7.00% Cash and 7.75% PIK)(a)(i)	EUR7,140	8,789,351
7.38%, 05/15/33, (7.38 % PIK)(c)(i)	USD1,000	1,036,520
Mahle GmbH
2.38%, 05/14/28(a)	EUR100	112,872
6.50%, 05/02/31(a)	EUR12,057	14,422,928
Schaeffler AG
5.00%, 05/13/33(a)	EUR3,100	3,575,156
5.38%, 04/01/31(a)	EUR2,200	2,618,113
Tenneco, Inc., 8.00%, 11/17/28(c)	USD4,676	4,687,735
ZF Europe Finance BV
3.00%, 10/23/29(a)	EUR4,300	4,763,677
5.50%, 02/17/32(a)	EUR14,400	16,454,064
6.13%, 03/13/29(a)	EUR2,200	2,621,913
7.00%, 06/12/30(a)	EUR13,200	16,159,238
ZF North America Capital, Inc.
6.88%, 04/14/28(c)	USD300	305,402
6.88%, 04/23/32(c)	USD3,577	3,514,293
7.13%, 04/14/30(c)	USD4,799	4,830,040
Security	Par (000)	Value
Auto Parts & Equipment (continued)
7.50%, 03/24/31(c)(h)	USD1,747	$1,759,183
		152,627,876
Banks — 2.9%
AIB Group PLC
6.00%, (5-year EURIBOR ICE Swap + 3.71%)(a)(b)(j)	EUR3,500	4,140,929
7.13%, (5-year EURIBOR ICE Swap + 4.39%)(a)(b)(j)	EUR3,553	4,373,335
Axis Bank Ltd./Gandhinagar
4.10%, (5-year CMT + 3.32%)(a)(b)(j)	USD4,500	4,484,531
5.35%, 06/30/31(a)	USD4,000	3,990,120
6.88%, (5-year CMT + 2.60%)(a)(b)(j)	USD4,000	4,007,560
B&M European Value Retail PLC, 6.50%, 11/27/31(a)	GBP6,185	8,259,957
Banco Bilbao Vizcaya Argentaria SA
6.88%, (5-year EUR Swap + 4.27%)(a)(b)(j)	EUR1,000	1,235,940
7.75%, (5-year CMT + 3.25%)(b)(h)(j)	USD2,227	2,328,752
Banco Mercantil del Norte SA/Grand Cayman, 8.00%, (5-year CMT + 3.73%)(b)(c)(j)	USD402	400,593
Banco Nacional de Mexico SA, 6.70%, 08/07/36, (5-year CMT + 2.68%)(b)(c)	USD399	394,611
Bank Hapoalim BM, 4.72%, 07/14/29(c)	USD213	209,070
Bank Negara Indonesia Persero Tbk PT, 7.15%, (5-year CMT + 3.26%)(a)(b)(j)	USD3,600	3,568,500
Banque Federative du Credit Mutuel SA
1.25%, 06/03/30(a)	EUR7,700	8,109,217
3.63%, 03/07/35(a)	EUR4,200	4,679,341
4.13%, 05/26/35, (3-mo. EURIBOR + 1.08%)(a)(b)	EUR10,000	11,467,915
Barclays PLC, 6.13%, (5-year EURIBOR ICE Swap + 3.56%)(a)(b)(j)	EUR1,246	1,436,196
BNP Paribas SA, 3.74%, 04/20/34, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR5,000	5,655,145
BPCE SA, 3.88%, 02/26/36, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR7,000	7,852,089
BPER Banca SpA, 6.50%, (5-year EURIBOR ICE Swap + 4.35%)(a)(b)(j)	EUR5,000	5,985,642
CaixaBank SA, 6.25%, (5-year EURIBOR ICE Swap + 3.93%)(a)(b)(j)	EUR2,200	2,660,553
Citigroup, Inc.
3.49%, 10/22/34, (3-mo. EURIBOR + 1.03%)(b)	EUR2,995	3,334,489
3.75%, 05/14/32, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR10,654	12,274,419
5.92%, 12/11/30(b)	USD24,587	22,890,448
6.35%, 09/09/30(b)	USD40,455	39,005,012
Commerzbank AG
3.75%, 06/03/33, (3-mo. EURIBOR + 0.97%)(a)(b)	EUR6,000	6,850,200
6.63%, (5-year EURIBOR ICE Swap + 4.24%)(a)(b)(j)	EUR200	244,830
7.88%, (5-year EURIBOR ICE Swap + 5.13%)(a)(b)(j)	EUR1,200	1,555,431
Commonwealth Bank of Australia, 3.79%, 08/26/37, (5-year EURIBOR ICE Swap + 1.32%)(a)(b)	EUR3,575	4,038,284
Deutsche Bank AG
4.63%, (5-year EURIBOR ICE Swap + 4.74%)(a)(b)(j)	EUR7,200	8,269,385
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.75%, (5-year EURIBOR ICE Swap + 4.04%)(a)(b)(j)	EUR1,800	$2,127,073
7.13%, (5-year EURIBOR ICE Swap + 4.60%)(a)(b)(j)	EUR1,000	1,215,076
8.13%, (5-year USD ICE Swap + 4.36%)(a)(b)(j)	USD2,800	2,948,812
Eurobank SA, 4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR3,172	3,626,626
Freedom Mortgage Corp., 12.25%, 10/01/30(c)	USD100	107,134
Fubon Bank Hong Kong Ltd., 5.38%, 07/14/36, (5-year CMT + 1.23%)(a)(b)	USD1,237	1,225,471
Goldman Sachs Bank USA/New York, 6.60%, 09/12/30(b)(e)	USD40,455	39,160,440
Goldman Sachs Group, Inc., 3.51%, 08/17/33, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR10,000	11,243,939
Goldman Sachs Group, Inc. (The), 4.10%, 07/22/34, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR3,524	4,059,281
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.93%)(a)(b)(j)	USD4,000	3,983,750
HSBC Holdings PLC, 5.25%(a)(b)(j)	SGD2,750	2,216,704
Intesa Sanpaolo SpA, 6.38%, (5-year EUR Swap + 5.56%)(a)(b)(j)	EUR8,600	10,220,155
LG Electronics, Inc., 5.63%, 04/24/27(a)	USD2,866	2,883,984
Macquarie Bank Ltd., 5.77%, 08/20/36, (3-mo. BB Swap + 1.32%)(a)(b)	AUD3,000	2,108,227
Morgan Stanley
3.75%, 11/07/36, (3-mo. EURIBOR + 1.12%)(b)	EUR10,303	11,451,302
3.96%, 03/21/35(b)	EUR6,429	7,365,194
Morgan Stanley Finance LLC, 5.00%, 05/08/31(b)(c)(e)	EUR107,223	121,325,856
National Bank of Greece SA
5.80%, (5-year EURIBOR ICE Swap + 3.32%)(a)(b)(j)	EUR2,575	2,941,862
5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR2,584	3,143,450
Societe Generale SA, 3.75%, 09/02/33, (3-mo. EURIBOR + 1.40%)(a)(b)	EUR3,500	3,958,406
Standard Chartered PLC
7.00%, (5-year CMT + 2.67%)(a)(b)(j)	USD3,175	3,148,806
7.00%, (5-year CMT + 2.87%)(b)(c)(h)(j)	USD5,000	4,961,600
Sumitomo Mitsui Financial Group, Inc., 6.45%, (5-year CMT + 1.90%)(b)(j)	USD2,700	2,646,499
UBS Group AG
4.75%, 03/17/32, (1-year EURIBOR ICE Swap + 1.60%)(a)(b)	EUR3,176	3,815,478
6.88%, (5-year USD ICE Swap + 3.09%)(b)(c)(h)(j)	USD10,881	10,798,080
7.13%(a)(b)(j)	AUD1,000	698,858
UniCredit SpA, 4.30%, 01/23/31, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR4,627	5,455,324
United Overseas Bank Ltd., 3.00%(a)(b)(j)	SGD1,750	1,365,651
Wells Fargo & Co., 3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR5,306	6,147,920
		460,053,452
Beverages — 0.0%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(c)	USD1,206	1,168,404
Security	Par (000)	Value
Biotechnology — 0.0%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	USD300	$300,795
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(c)	USD773	780,075
7.25%, 12/15/33(c)	USD3,699	3,814,054
		4,894,924
Building Materials — 0.3%
Builders FirstSource, Inc.
4.25%, 02/01/32(c)	USD169	153,788
5.00%, 03/01/30(c)	USD323	313,026
6.38%, 06/15/32(c)(h)	USD1,876	1,864,972
6.38%, 03/01/34(c)	USD3,288	3,226,326
6.75%, 05/15/35(c)	USD2,864	2,835,529
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR8,019	9,516,879
6.63%, 12/15/30(c)(h)	USD4,802	4,880,738
HT Troplast GmbH, 7.63%, 07/15/31(a)	EUR1,842	2,145,536
Quikrete Holdings, Inc.
6.38%, 03/01/32(c)(h)	USD5,622	5,690,611
6.75%, 03/01/33(c)	USD3,858	3,909,008
Sisecam U.K. PLC
8.25%, 05/02/29(a)	USD3,407	3,473,334
8.38%, 01/23/33(a)	USD963	968,730
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD100	99,858
8.88%, 11/15/31(c)	USD5,531	5,791,477
Standard Building Solutions, Inc.
6.25%, 08/01/33(c)(h)	USD2,834	2,803,031
6.50%, 08/15/32(c)(h)	USD3,208	3,214,137
Standard Industries, Inc./New York
3.38%, 01/15/31(c)	USD286	256,724
4.38%, 07/15/30(c)	USD3,338	3,151,358
4.75%, 01/15/28(c)	USD960	954,151
		55,249,213
Chemicals — 1.1%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD3,029	3,021,038
Bond U.S. Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 06/15/33(a)	EUR3,984	4,621,177
Brenntag Finance BV, 3.38%, 10/02/31(a)	EUR3,800	4,278,189
Celanese U.S. Holdings LLC
6.50%, 04/15/30(h)	USD365	369,486
7.00%, 02/15/31	USD4,586	4,701,998
7.17%, 07/15/27(h)	USD174	175,848
7.33%, 07/15/29(h)	USD3,533	3,672,727
7.38%, 07/15/32(h)	USD3,868	4,047,139
7.38%, 02/15/34(h)	USD2,015	2,072,720
Chemours Co.(The)
4.63%, 11/15/29(c)(h)	USD250	235,921
7.88%, 03/15/34(c)	USD3,201	3,114,885
8.00%, 01/15/33(c)	USD3,976	3,913,608
Equate Petrochemical Co KSCC, 4.25%, 11/03/26(a)	USD678	674,949
FIS Fabbrica Italiana Sintetici SpA, 5.72%, 02/05/31, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR1,446	1,679,002

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
FMC Corp.
5.65%, 05/18/33(h)	USD4,299	$3,840,279
8.00%, 06/01/31(c)(h)	USD421	435,326
GC Treasury Center Co. Ltd.
6.50%, (5-year CMT + 2.82%)(a)(b)(j)	USD6,455	6,327,191
7.13%, (5-year CMT + 3.16%)(a)(b)(j)	USD4,000	3,926,000
Herens Holdco SARL, 4.75%, 05/15/28(c)(h)	USD1,682	1,501,969
Huntsman International LLC
2.95%, 06/15/31	USD663	591,010
4.50%, 05/01/29	USD1,835	1,766,129
Ineos Finance PLC, 6.38%, 04/15/29(a)	EUR5,397	6,109,749
INEOS Finance PLC
6.75%, 05/15/28(c)	USD400	398,456
7.25%, 03/31/31(a)	EUR3,018	3,267,482
7.50%, 04/15/29(c)(h)	USD5,382	5,284,400
Ineos Quattro Finance 2 PLC, 8.50%, 03/15/29(a)	EUR4,639	4,594,054
Italmatch Chemicals SpA, 6.42%, 02/05/31, (3-mo. EURIBOR + 4.13%)(a)(b)	EUR3,986	4,627,173
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR12,414	14,551,743
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR8,309	9,221,904
Lenzing AG, 9.00%, (3-year EURIBOR ICE Swap + 12.11%)(a)(b)(j)	EUR4,800	5,659,521
Lune Holdings SARL, 5.63%, 11/15/28(a)	EUR4,892	2,821
Methanex Corp., 5.13%, 10/15/27	USD3,590	3,595,178
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(c)(h)	USD167	168,650
Nouryon Finance BV, 6.13%, 07/15/31(a)	EUR2,944	3,442,378
NOVA Chemicals Corp.
5.25%, 06/01/27(c)	USD1,840	1,841,034
7.00%, 12/01/31(c)(h)	USD608	637,673
9.00%, 02/15/30(c)	USD2,786	2,918,614
OCP SA
5.13%, 06/23/51(a)	USD521	397,549
7.50%, 05/02/54(c)	USD989	1,014,130
Olin Corp.
5.00%, 02/01/30(h)	USD1,370	1,315,724
5.63%, 08/01/29	USD992	981,242
6.63%, 04/01/33(c)	USD2,085	2,040,365
Olympus Water U.S. Holding Corp.
5.38%, 10/01/29(a)	EUR1,421	1,601,706
6.13%, 02/15/33(a)	EUR5,819	6,694,355
6.25%, 10/01/29(c)	USD2,439	2,408,229
7.25%, 02/15/33(c)	USD7,834	7,673,945
Orbia Advance Corp. SAB de CV, 6.75%, 09/19/42(c)(h)	USD449	397,477
Qnity Electronics, Inc.
5.75%, 08/15/32(c)	USD634	629,490
6.25%, 08/15/33(c)	USD1,288	1,294,000
Sasol Financing USA LLC, 8.75%, 04/10/33(c)	USD400	415,796
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(c)	USD3,382	3,381,831
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR2,852	3,389,706
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(c)	USD2,485	2,426,605
SNF Group SACA, 4.50%, 03/15/32(a)	EUR6,000	7,007,408
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(c)	USD170	166,232
Security	Par (000)	Value
Chemicals (continued)
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 5.00%, 07/15/33(a)	EUR2,437	$2,813,481
Synthomer PLC, 7.38%, 05/02/29(a)	EUR2,039	1,930,979
WR Grace Holdings LLC
6.63%, 08/15/32(c)	USD351	334,158
7.00%, 08/01/33(c)	USD5,739	5,497,067
		175,098,896
Commercial Services — 2.4%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)	USD1,000	862,830
ADT Security Corp.(The)
4.13%, 08/01/29(c)	USD3,318	3,178,198
5.88%, 10/15/33(c)	USD1,136	1,101,492
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(a)	EUR8,885	10,526,082
7.00%, 05/21/30(c)	USD3,520	3,585,729
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)(h)	USD3,826	3,972,352
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(h)	USD7,871	7,801,722
6.88%, 06/15/30(c)	USD1,882	1,923,039
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(c)	USD200	196,692
4.88%, 06/01/28(a)	GBP8,172	10,896,821
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR9,425	11,215,215
APCOA GmbH, 6.00%, 04/15/31(a)	EUR10,996	12,727,981
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/29(c)	USD100	97,355
8.00%, 02/15/31(c)	USD5,321	5,312,912
8.38%, 06/15/32(c)(h)	USD3,953	3,934,127
Babcock International Group PLC, 5.13%, 07/14/31(a)	GBP8,200	10,907,419
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(a)	EUR4,195	4,535,468
6.13%, 11/30/28(a)	GBP15,500	19,505,990
6.50%, 07/10/31(a)	EUR14,691	14,203,193
Belron U.K. Finance PLC, 5.75%, 10/15/29(c)	USD2,011	2,010,364
Bidvest Group UK PLC (The), 6.20%, 09/17/32(c)	USD468	470,925
Block, Inc.
5.63%, 08/15/30(c)	USD4,889	4,863,988
6.00%, 08/15/33(c)	USD304	301,474
6.50%, 05/15/32(h)	USD3,441	3,476,456
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR8,865	10,409,904
Brink's Co.(The)
4.63%, 10/15/27(c)	USD886	880,300
6.50%, 06/15/29(c)	USD1,497	1,524,060
6.75%, 06/15/32(c)	USD251	255,604
Carrix, Inc., 6.13%, 08/01/33(c)	USD1,580	1,572,703
Clarivate Science Holdings Corp., 3.88%, 07/01/28(c)(h)	USD3,624	3,501,324
EC Finance PLC, 3.25%, 10/15/26(a)	EUR9,584	10,999,686
EquipmentShare.com, Inc.
7.13%, 07/01/34(c)(h)	USD2,077	1,983,799
8.63%, 05/15/32(c)	USD4,182	4,277,049
9.00%, 05/15/28(c)	USD1,664	1,689,359
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Garda World Security Corp.
6.00%, 06/01/29(c)(h)	USD50	$49,275
7.75%, 02/15/28(c)(h)	USD101	102,393
8.25%, 08/01/32(c)	USD4,965	5,034,907
8.38%, 11/15/32(c)(h)	USD3,529	3,585,436
GEO Group, Inc. (The), 8.63%, 04/15/29	USD3,594	3,746,720
Herc Holdings, Inc.
6.63%, 06/15/29(c)(h)	USD244	248,375
7.00%, 06/15/30(c)	USD3,938	4,061,137
7.25%, 06/15/33(c)(h)	USD4,161	4,293,574
ION Platform Finance SARL
6.50%, 09/30/30(a)	EUR10,515	10,312,630
6.88%, 09/30/32(a)	EUR9,372	8,719,032
7.88%, 05/01/29(a)	EUR13,758	14,845,281
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(c)	USD10,004	7,923,297
Kapla Holding SAS
5.00%, 04/30/31(a)	EUR17,777	20,545,830
5.13%, 04/30/32(a)	EUR374	432,050
5.20%, 04/30/33, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR733	849,552
Kaspi.KZ JSC
5.90%, 04/28/31(c)	USD4,720	4,675,019
6.25%, 03/26/30(c)	USD3,583	3,599,589
6.25%, 03/26/30(a)	USD1,217	1,222,635
Loxam SAS, 4.25%, 02/15/31(a)	EUR14,511	16,550,438
Multiversity SpA
6.70%, 05/17/31, (3-mo. EURIBOR + 4.25%)(a)(b)	EUR4,011	4,642,155
7.13%, 05/17/31(a)	EUR17,613	20,833,401
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(c)	USD2,411	2,367,955
Q-Park Holding I BV
5.13%, 03/01/29(a)	EUR1,229	1,431,175
5.13%, 02/15/30(a)	EUR3,200	3,749,120
Service Corp. International/U.S.
3.38%, 08/15/30	USD1,590	1,467,622
4.00%, 05/15/31	USD280	261,783
4.63%, 12/15/27	USD2,023	2,010,008
5.13%, 06/01/29	USD2,251	2,230,349
5.75%, 10/15/32	USD100	99,182
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50%, 05/15/33(a)	EUR12,743	14,401,538
6.75%, 08/15/32(c)	USD4,020	4,025,692
Synergy Infrastructure Holdings LLC
7.00%, 07/15/34(c)	USD1,625	1,639,311
7.88%, 12/01/30(c)	USD137	142,910
Techem Verwaltungsgesellschaft 675 mbH, 4.63%, 07/15/32(a)	EUR5,559	6,388,377
United Rentals North America, Inc.
3.88%, 11/15/27	USD187	184,840
3.88%, 02/15/31(h)	USD323	301,924
4.00%, 07/15/30(h)	USD311	295,325
4.88%, 01/15/28(h)	USD9,359	9,322,028
5.25%, 01/15/30(h)	USD766	762,276
5.38%, 11/15/33(c)	USD1,488	1,448,874
Wand NewCo 3, Inc., 7.63%, 01/30/32(c)	USD4,016	4,123,183
WestConnex Finance Co. Pty Ltd., 6.41%, 04/30/36	AUD2,600	1,840,851
Security	Par (000)	Value
Commercial Services (continued)
Williams Scotsman, Inc.
4.63%, 08/15/28(c)	USD58	$57,292
6.63%, 06/15/29(c)(h)	USD2,851	2,899,168
6.63%, 04/15/30(c)	USD95	97,137
7.38%, 10/01/31(c)	USD25	25,776
Worldline SA/France
4.13%, 09/12/28(a)	EUR3,700	3,951,624
5.25%, 11/27/29(a)	EUR6,800	6,994,447
		383,494,105
Computers — 0.3%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR10,891	12,268,847
Amentum Holdings, Inc., 7.25%, 08/01/32(c)	USD2,348	2,412,319
Atos Group, 8.13%, 05/21/31(a)	EUR8,932	9,954,699
CACI International, Inc., 6.38%, 06/15/33(c)	USD2,615	2,635,236
Cedacri SpA, 6.91%, 05/15/28, (3-mo. EURIBOR + 4.63%)(a)(b)	EUR7,782	8,840,538
McAfee Corp., 7.38%, 02/15/30(c)(h)	USD540	457,852
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD3,098	3,285,568
NCR Voyix Corp., 5.13%, 04/15/29(c)(h)	USD2,504	2,427,928
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR3,896	4,488,107
Seagate Data Storage Technology Pte Ltd., 9.63%, 12/01/32	USD267	292,699
		47,063,793
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD935	899,702
5.50%, 06/01/28(c)	USD1,137	1,133,767
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR11,436	13,471,158
6.50%, 03/31/32(c)	USD968	973,563
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	USD2,646	2,501,801
5.38%, 09/30/32	EUR2,000	2,239,438
6.13%, 09/30/32(h)	USD1,206	1,145,788
Prestige Brands, Inc., 3.75%, 04/01/31(c)	USD1,887	1,730,153
		24,095,370
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(c)	USD580	550,367
4.00%, 01/15/28(c)	USD412	405,712
Cesar SpA
6.50%, 09/30/31(a)	EUR6,288	7,438,218
6.54%, 09/30/31, (3-mo. EURIBOR + 4.25%)(a)(b)	EUR3,894	4,539,873
IMCD NV, 3.63%, 04/30/30(a)	EUR12,765	14,620,879
Posco International Corp., 5.13%, 06/29/31(a)	USD3,000	2,956,350
RB Global Holdings, Inc.
6.75%, 03/15/28(c)	USD2,188	2,207,519
7.75%, 03/15/31(c)	USD204	210,518
		32,929,436
Diversified Financial Services — 3.4%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)	USD1,617	1,579,498
6.70%, 02/14/33	USD609	620,768
Aretec Group, Inc., 10.00%, 08/15/30(c)	USD2,245	2,368,181

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Azorra Finance Ltd.
6.25%, 02/15/34(c)(h)	USD1,703	$1,668,983
7.25%, 01/15/31(c)	USD540	556,160
7.75%, 04/15/30(c)	USD2,376	2,458,637
Caturus LLC, 12.00%, 05/14/31(c)(e)	USD101,115	91,388,025
Citigroup Global Markets Holdings Inc/United States, 5.89%, 06/17/29(b)(c)	USD16,457	16,457,000
Credit Acceptance Corp.
6.63%, 03/15/30(c)(h)	USD3,724	3,719,997
9.25%, 12/15/28(c)	USD1,645	1,702,925
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(c)	USD2,237	2,163,327
6.75%, 12/01/32(c)	USD3,221	3,073,576
CS Treasury Management Services P Ltd., 9.00%(a)(j)	USD3,000	3,082,020
Encore Capital Group, Inc.
4.25%, 06/01/28(a)	GBP3,445	4,536,720
6.63%, 04/15/31(c)	USD820	823,483
6.63%, 06/01/32(c)(h)	USD1,813	1,815,487
8.50%, 05/15/30(c)	USD1,616	1,710,956
Flourishing Trade & Investment Ltd., 11.04%, 04/02/30(e)	USD8,220	8,446,148
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD2,969	2,950,444
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(c)	USD4,786	4,613,643
7.88%, 04/01/33(c)	USD6,033	5,818,366
9.13%, 05/15/31(c)	USD822	842,662
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(a)	EUR9,904	11,395,382
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD1,141	1,135,226
8.00%, 02/15/27(c)	USD2,597	2,593,987
8.00%, 06/15/28(c)	USD78	80,683
GS Finance Corp.
2.25%, 05/14/31(b)(c)(e)	EUR65,585	75,788,153
5.95%, 01/15/31(b)	USD47,090	43,657,280
6.11%, 02/17/31(b)	USD27,072	25,748,531
7.35%, 02/17/31(b)	USD56,226	53,546,263
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)	USD6,315	6,407,515
IIFL Finance Ltd.
7.60%, 09/10/29(a)	USD2,550	2,558,925
7.60%, 07/10/30	USD1,500	1,485,758
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(c)(h)	USD2,935	2,847,613
6.13%, 11/01/32(c)(h)	USD3,100	3,084,498
6.75%, 05/01/33(c)	USD700	713,383
7.13%, 04/30/31(c)	USD3,137	3,237,456
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(c)	USD2,144	2,072,808
6.63%, 10/15/31(c)	USD2,100	2,062,543
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP4,382	5,989,739
Mercury Finance Co., 14.50%, 07/20/29(a)	USD5,000	4,957,000
Muangthai Capital PCL
6.88%, 09/30/28(a)	USD4,500	4,505,625
7.55%, 07/21/30(a)	USD2,360	2,382,703
Muthoot Finance Ltd.
5.75%, 08/04/30(a)(h)	USD2,500	2,432,525
6.38%, 04/23/29(a)	USD2,000	1,992,500
6.38%, 03/02/30(a)	USD2,376	2,351,765
Security	Par (000)	Value
Diversified Financial Services (continued)
Oceana 11
Class A, 11.00%, 07/31/28	AUD10,817	$7,611,383
Class A, 11.00%, 07/31/29	AUD21,634	15,222,765
Osaic Holdings, Inc., 6.75%, 08/01/32(c)	USD4,798	4,815,155
PennyMac Financial Services, Inc.
5.75%, 09/15/31(c)(h)	USD3,106	2,879,051
6.75%, 02/15/34(c)	USD7,006	6,498,239
6.88%, 02/15/33(c)	USD397	376,692
7.13%, 11/15/30(c)	USD772	769,591
7.88%, 12/15/29(c)	USD342	351,143
Power Finance Corp. Ltd., 5.32%, 06/30/31(a)	USD5,000	4,995,550
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(a)	EUR5,953	6,766,176
Rocket Companies, Inc.
6.13%, 08/01/30(c)	USD1,334	1,344,815
6.38%, 08/01/33(c)	USD2,391	2,405,208
Rocket Cos, Inc.
6.13%, 08/01/31(c)(h)	USD1,991	2,000,073
6.50%, 08/01/29(c)	USD5,407	5,478,021
7.13%, 02/01/32(c)	USD4,209	4,313,998
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(c)	USD1,120	1,071,259
3.88%, 03/01/31(c)	USD2,633	2,439,255
Sammaan Capital Ltd.
7.50%, 10/16/30(a)	USD4,745	4,776,032
9.70%, 07/03/27(a)	USD4,000	4,110,000
SLM Corp., 6.50%, 01/31/30(h)	USD1,223	1,237,029
SRC Sukuk Ltd.
4.38%, 04/02/29(a)	USD2,740	2,682,803
5.38%, 07/14/36(a)	USD2,950	2,880,334
Stonebriar ABF Issuer LLC, 7.00%, 08/15/31(c)	USD1,849	1,850,396
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(c)	USD1,470	1,492,138
StoneX Group, Inc., 7.88%, 03/01/31(c)	USD2,557	2,663,151
Synchrony Financial, 7.25%, 02/02/33	USD2,244	2,306,306
Tata Capital Ltd., 5.33%, 01/21/30(a)	USD3,490	3,490,977
TER Finance Jersey Ltd., 4.50%, 03/31/32	EUR7,169	8,239,819
Titanium 2l Bondco SARL, 6.25%, 01/14/31, (6.75% PIK)(i)	EUR2,698	428,483
Trust Fibra Uno, 7.70%, 01/23/32(a)	USD1,860	1,958,561
United Wholesale Mortgage LLC
5.50%, 04/15/29(c)	USD5,429	5,070,320
5.75%, 06/15/27(c)	USD150	148,778
UWM Holdings LLC
6.25%, 03/15/31(c)(h)	USD5,688	5,075,107
6.63%, 02/01/30(c)	USD590	547,311
		543,720,786
Electric — 2.5%
ACEN Finance Ltd., 4.00%(a)(j)	USD1,198	678,667
AES Andes SA, 6.30%, 03/15/29(a)	USD4,930	5,013,859
AES Corp. (The), 6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD7,324	7,192,549
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	USD3,493	3,284,995
AGL Energy Ltd., 5.77%, 09/30/35(a)	AUD5,000	3,383,923
Alpha Generation LLC
6.25%, 01/15/34(c)(h)	USD1,328	1,297,716
6.75%, 10/15/32(c)	USD2,589	2,611,571
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(c)	USD200	$196,232
Atsol Global Ifsc Ltd., 7.62%, 04/09/41(a)(d)	USD5,400	5,297,535
AusNet Services Holdings Pty. Ltd.
6.14%, 02/04/56, (3-mo. BB Swap + 1.77%)(a)(b)	AUD2,170	1,517,438
6.50%, 02/04/56, (3-mo. BB Swap + 1.77%)(b)	AUD1,680	1,165,393
6.69%, 02/12/55, (3-mo. BB Swap + 2.25%)(b)	AUD2,780	2,000,767
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(a)	EUR18,356	21,433,585
6.38%, 02/15/32(c)	USD2,612	2,575,506
CGE Treasury Ifsc Pvt Ltd., 7.88%, 07/28/31(a)	USD4,225	4,214,438
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(a)	USD3,307	3,262,022
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD513	470,574
4.75%, 03/15/28(c)	USD3,972	3,920,016
5.75%, 01/15/34(c)	USD1,065	1,026,927
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(a)	USD4,500	4,511,250
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)	USD1,854	1,886,686
ContourGlobal Power Holdings SA
4.38%, 07/31/31(a)	EUR14,682	16,444,290
5.00%, 02/28/30(a)	EUR10,451	12,147,563
DPL LLC, 4.35%, 04/15/29(h)	USD889	865,853
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(h)	USD1,113	1,148,571
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)	USD2,790	2,854,427
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.89%)(a)(b)	EUR3,000	3,423,953
4.38%, 12/02/55, (5-year EURIBOR ICE Swap + 1.92%)(a)(b)	EUR3,600	4,043,181
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR4,700	5,467,733
Electricite de France SA
3.38%, (a)(b)(j)	EUR13,000	14,236,795
4.38%, (5-year EURIBOR ICE Swap + 2.07%)(a)(b)(j)	EUR7,700	8,650,837
5.13%, (5-year EURIBOR ICE Swap + 2.94%)(a)(b)(j)	EUR3,000	3,501,083
5.63%, (5-year EURIBOR ICE Swap + 3.28%)(a)(b)(j)	EUR2,600	3,070,477
5.88%, (15-year GBP Swap + 3.32%)(a)(b)(j)	GBP4,500	6,019,148
7.38%, (5-year UK Government Bond + 3.78%)(a)(b)(j)	GBP3,800	5,292,474
Elia Group SA/NV, 4.63%, (5-year EURIBOR ICE Swap + 1.86%)(a)(b)(j)	EUR6,100	7,022,854
Engie Energia Chile SA, 3.40%, 01/28/30(a)	USD1,295	1,212,832
Engie SA
4.37%, (5-year EURIBOR ICE Swap + 1.56%)(a)(b)(j)	EUR12,000	13,786,658
6.48%(b)(j)	AUD2,160	1,520,097
Security	Par (000)	Value
Electric (continued)
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(b)	USD1,433	$1,414,535
7.63%, 12/15/54, (5-year CMT + 3.14%)(b)	USD820	848,889
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(c)	USD579	574,315
India Clean Energy Holdings, 4.50%, 04/18/27(a)	USD4,000	3,940,000
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(a)	USD1,011	1,015,147
Minejesa Capital BV, 5.63%, 08/10/37(c)	USD722	673,005
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	USD1,749	1,724,977
MVM Energetika Zrt
6.50%, 03/13/31(a)	USD2,841	2,953,589
7.50%, 06/09/28(a)	USD13,445	13,921,894
Neoen Finco PLC, 5.50%, 06/15/31(a)	EUR6,160	7,236,514
NextEra Energy Capital Holdings, Inc., 4.00%, 05/15/56, (5-year EURIBOR ICE Swap + 1.59%)(b)	EUR14,245	15,944,801
NRG Energy, Inc.
3.63%, 02/15/31(c)	USD100	92,143
3.88%, 02/15/32(c)	USD1,501	1,373,119
5.25%, 06/15/29(c)	USD5,641	5,587,493
5.75%, 07/15/29(c)	USD6,799	6,795,089
5.75%, 01/15/34(c)	USD1,697	1,652,714
5.88%, 05/15/34(c)(h)	USD2,268	2,226,496
6.00%, 01/15/36(c)	USD1,268	1,240,579
6.13%, 05/15/36(c)	USD100	98,711
6.25%, 11/01/34(c)(h)	USD2,251	2,245,068
NSW Electricity Networks Finance Pty. Ltd.
6.25%, 11/20/55(a)(b)	AUD2,900	2,057,747
6.28%, 03/11/55(a)(b)	AUD2,600	1,810,280
6.30%, 11/20/55, (3-mo. BB Swap + 2.20%)(a)(b)	AUD2,420	1,655,035
6.52%, 03/11/55(a)(b)	AUD2,000	1,431,281
Oncor Electric Delivery Co. LLC, 4.55%, 11/26/56, (5-year EURIBOR ICE Swap + 1.53%)(a)(b)	EUR5,850	6,740,644
Orsted A/S
2.50%, (5-year UK Government Bond + 2.14%)(a)(b)	GBP9,738	10,320,106
5.13%, (5-year EURIBOR ICE Swap + 2.59%)(a)(b)	EUR375	438,487
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(b)	USD3,519	3,464,601
7.38%, 09/15/55, (5-year CMT + 3.32%)(b)	USD1,974	1,963,316
PG&E Corp.
6.85%, 09/15/56, (5-year CMT + 3.23%)(b)(h)	USD2,604	2,576,832
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD8,209	8,335,575
Powerco Ltd., 6.43%, 04/28/36	AUD2,010	1,427,405
Public Power Corp. SA, 4.25%, 10/31/30(a)	EUR2,706	3,125,734
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(b)	USD297	297,806

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
7.25%, 09/15/56, (5-year CMT + 2.85%)(b)	USD371	$372,199
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(c)	USD662	654,553
RWE Finance Europe BV, 4.00%, 07/06/37(a)	EUR9,755	11,012,266
San Miguel Global Power Holdings Corp.
8.13%, (5-year CMT + 6.40%)(a)(b)(j)	USD2,035	2,022,078
8.38%, (5-year CMT + 7.12%)(a)(b)(j)	USD5,127	5,084,395
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(a)	USD2,794	2,773,045
5.23%, 02/18/30(a)	USD7,640	7,635,798
5.68%, 04/11/53(a)	USD4,257	3,999,452
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.11%)(b)	EUR19,027	21,516,143
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(a)	USD2,109	2,116,658
Talen Energy Supply LLC
6.13%, 05/01/31(c)(h)(m)	USD3,811	3,788,299
6.38%, 05/01/33(c)(h)(m)	USD8,801	8,667,276
6.50%, 02/01/36(c)	USD708	699,168
Tennet GmbH & Co. KG, 4.13%, 07/15/38(a)	EUR11,540	13,230,570
Vistra Operations Co. LLC
4.38%, 05/01/29(c)(h)	USD1,498	1,461,669
5.00%, 07/31/27(c)	USD1,670	1,669,441
7.75%, 10/15/31(c)(h)	USD190	198,078
VoltaGrid LLC, 7.38%, 11/01/30(c)	USD3,491	3,508,352
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(c)	USD163	161,125
7.75%, 04/15/34(c)	USD270	282,752
8.38%, 01/15/31(c)(h)	USD2,095	2,226,623
8.63%, 03/15/33(c)(h)	USD3,984	4,256,446
		402,190,788
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/29(c)(h)	USD366	352,490
4.75%, 06/15/28(c)	USD50	49,486
6.00%, 09/15/33(c)(h)	USD2,921	2,767,926
WESCO Distribution, Inc.
5.25%, 04/15/31(c)(h)	USD693	681,457
5.50%, 04/15/34(c)	USD18	17,486
6.38%, 03/15/29(c)	USD3,791	3,844,483
6.38%, 03/15/33(c)(h)	USD2,237	2,274,521
6.63%, 03/15/32(c)	USD631	643,764
		10,631,613
Electronics — 0.0%
Ingram Micro, Inc., 4.75%, 05/15/29(c)	USD3,281	3,192,612
Sensata Technologies BV
4.00%, 04/15/29(c)	USD1,034	995,028
5.88%, 09/01/30(c)	USD416	416,342
Sensata Technologies, Inc.
4.38%, 02/15/30(c)	USD1,757	1,694,296
6.63%, 07/15/32(c)(h)	USD400	409,499
		6,707,777
Energy - Alternate Sources — 0.1%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(a)	USD969	817,836
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/28(c)	USD3,555	3,583,535
Security	Par (000)	Value
Energy - Alternate Sources (continued)
7.25%, 09/27/28(a)	USD1,934	$1,950,142
India Cleantech Energy, 4.70%, 08/10/26(a)	USD1,977	1,974,628
India Green Power Holdings, 4.00%, 02/22/27(a)	USD3,200	3,166,688
ReNew Pvt Ltd., 5.88%, 03/05/27(a)	USD3,500	3,495,625
		14,988,454
Engineering & Construction — 0.1%
AECOM, 6.00%, 08/01/33(c)(h)	USD1,369	1,361,187
Celestial Dynasty Ltd., 6.38%, 08/22/28(a)	USD1,300	1,291,875
Heathrow Finance PLC, 6.63%, 03/01/31(a)	GBP2,914	3,921,218
IHS Holding Ltd., 6.25%, 11/29/28(c)(h)	USD507	504,830
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	USD4,000	4,025,000
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(a)	USD625	640,625
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(c)	USD30	29,483
		11,774,218
Entertainment — 1.0%
Allwyn Entertainment Financing U.K. PLC
4.13%, 02/15/31(a)	EUR8,472	9,601,928
4.63%, 08/15/31(a)	EUR5,112	5,838,857
7.25%, 04/30/30(a)	EUR10,879	13,000,116
Banijay Entertainment SAS, 7.00%, 05/01/29(a)	EUR3,293	3,890,713
Banijay Gaming SAS, 5.13%, 12/10/31(a)	EUR4,890	5,702,723
Brightstar Lottery PLC, 5.25%, 01/15/29(c)	USD2,915	2,881,270
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(c)	USD650	627,225
Caesars Entertainment, Inc.
4.63%, 10/15/29(c)(h)	USD1,676	1,592,596
6.00%, 10/15/32(c)	USD8,579	7,524,342
6.50%, 02/15/32(c)(h)	USD3,073	2,936,464
7.00%, 02/15/30(c)	USD692	694,289
Churchill Downs, Inc.
4.75%, 01/15/28(c)	USD2,423	2,399,275
5.50%, 04/01/27(c)	USD1,276	1,276,694
5.75%, 04/01/30(c)	USD1,730	1,724,882
Cinemark USA, Inc.
5.25%, 07/15/28(c)	USD2,152	2,136,756
7.00%, 08/01/32(c)(h)	USD944	967,738
Cirsa Finance International SARL
5.40%, 10/15/32, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR3,004	3,485,352
6.50%, 03/15/29(a)	EUR4,886	5,814,672
Entain PLC, 4.88%, 11/30/31(a)	EUR3,147	3,654,127
Flutter Treasury DAC, 4.00%, 06/04/31(a)	EUR14,019	15,860,429
Light & Wonder International, Inc.
6.25%, 10/01/33(c)(h)	USD3,495	3,433,838
7.25%, 11/15/29(c)	USD159	161,602
7.50%, 09/01/31(c)	USD901	928,085
Live Nation Entertainment, Inc.
3.75%, 01/15/28(c)	USD1,352	1,323,716
4.75%, 10/15/27(c)(h)	USD1,707	1,698,214
Lottomatica Group SpA, 4.63%, 04/30/32(a)	EUR2,655	3,039,999
Penn Entertainment, Inc., 6.75%, 04/01/31(c)(h)	USD2,559	2,568,248
Pinewood Finco PLC, 6.00%, 03/27/30(a)	GBP8,402	11,310,164
Pioneer Opco LLC, 7.00%, 05/15/33(c)	USD2,226	2,247,507
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)	USD3,000	$2,685,000
4.63%, 04/16/29(a)	USD2,000	1,790,000
8.45%, 07/27/30(c)	USD2,200	2,164,965
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(c)	USD178	179,106
Six Flags Entertainment Corp., 7.25%, 05/15/31(c)(h)	USD200	196,119
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(h)	USD190	181,954
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(c)(h)	USD9,089	9,192,733
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(a)	AUD4,960	3,411,821
Universal Music Group NV, 4.13%, 06/16/36(a)	EUR8,450	9,570,570
Vail Resorts, Inc.
5.63%, 07/15/30(c)	USD1,064	1,059,350
6.50%, 05/15/32(c)	USD543	549,788
Voyager Parent LLC, 9.25%, 07/01/32(c)	USD4,699	4,992,581
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)(h)	USD610	603,663
6.25%, 03/15/33(c)(h)	USD2,022	2,004,295
7.13%, 02/15/31(c)(h)	USD1,723	1,805,449
		158,709,215
Environmental Control — 0.3%
Biffa Group Holdings Ltd.
5.25%, 06/15/31(a)	EUR15,589	17,853,431
7.38%, 06/15/31(a)	GBP4,795	6,500,264
Clean Harbors, Inc., 6.38%, 02/01/31(c)(h)	USD230	232,359
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(c)(h)	USD2,446	2,262,689
GFL Environmental, Inc.
4.00%, 08/01/28(c)(h)	USD660	643,604
4.38%, 08/15/29(c)	USD2,496	2,399,807
4.75%, 06/15/29(c)	USD3,713	3,617,884
6.75%, 01/15/31(c)	USD1,331	1,347,106
Luna 2.5 SARL, 5.50%, 07/01/32(a)	EUR13,995	16,245,601
Madison IAQ LLC, 4.13%, 06/30/28(c)	USD2,721	2,663,706
Reworld Holding Corp., 4.88%, 12/01/29(c)	USD1,485	1,409,328
Wrangler Holdco Corp., 6.63%, 04/01/32(c)	USD100	100,150
		55,275,929
Food — 0.6%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(c)	USD2,103	1,979,221
4.88%, 02/15/30(c)	USD2,870	2,739,562
5.50%, 03/31/31(c)(h)	USD176	169,113
5.63%, 03/31/32(c)(h)	USD4,718	4,487,771
5.75%, 03/31/34(c)(h)	USD1,908	1,773,948
6.50%, 02/15/28(c)	USD2,180	2,193,588
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP6,849	8,649,318
Boparan Finance PLC, 9.38%, 11/07/29(a)	GBP3,677	5,205,481
Security	Par (000)	Value
Food (continued)
Cencosud SA
5.75%, 04/15/36(c)	USD330	$326,053
5.95%, 05/28/31(c)	USD364	370,945
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(c)(h)	USD3,594	3,706,208
Co-Operative Group Ltd., 8.25%, 12/15/31(a)	GBP3,744	5,210,253
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR14,530	16,251,982
J&F Luxembourg Finance SARL, 8.50%, 12/01/32(c)(h)	USD2,148	2,131,890
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(c)(h)	USD1,327	1,349,227
9.00%, 02/15/29(c)	USD1,794	1,868,471
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(c)	USD2,371	2,257,403
4.38%, 01/31/32(c)(h)	USD806	755,444
4.88%, 05/15/28(c)(h)	USD211	209,195
Market Bidco Finco PLC
6.75%, 01/31/31(a)	EUR4,564	5,182,637
8.75%, 01/31/31(a)	GBP2,938	3,900,348
Minerva Luxembourg SA, 7.50%, 04/22/36(c)	USD390	372,041
Nomad Foods Bondco PLC, 5.25%, 07/15/33(a)	EUR6,236	7,176,920
Performance Food Group, Inc.
4.25%, 08/01/29(c)	USD4,189	4,049,845
5.63%, 03/01/34(c)	USD348	337,559
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD780	701,937
4.25%, 04/15/31	USD2,745	2,609,972
6.88%, 05/15/34	USD358	381,152
Post Holdings, Inc.
4.50%, 09/15/31(c)(h)	USD5,711	5,292,882
6.25%, 10/15/34(c)(h)	USD1,605	1,560,488
6.38%, 03/01/33(c)	USD2,906	2,861,849
6.50%, 03/15/36(c)	USD2,678	2,612,107
U.S. Foods, Inc.
4.75%, 02/15/29(c)	USD1,743	1,717,449
6.88%, 09/15/28(c)	USD3,180	3,243,800
		103,636,059
Food Service — 0.1%
Aramark International Finance SARL, 4.38%, 04/15/33(a)	EUR6,965	7,844,254
Aramark Services, Inc., 5.00%, 02/01/28(c)	USD2,588	2,579,572
Gategroup Finance Luxembourg SA, 3.00%, 02/28/27(a)	CHF8,025	9,931,116
		20,354,942
Forest Products & Paper — 0.3%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(c)	USD9,689	9,662,282
Fedrigoni SpA, 6.13%, 06/15/31(a)	EUR10,647	12,168,895
Fiber Bidco SpA, 6.29%, 01/15/30, (3-mo. EURIBOR + 4.00%)(a)(b)	EUR2,514	2,902,049
Fiber Midco SpA, 10.75%, 06/15/29, (6.25% PIK)(a)(i)	EUR1,110	1,235,453
LD Celulose International GmbH, 7.95%, 01/26/32(c)(h)	USD608	632,715
Magnera Corp.
4.75%, 11/15/29(c)	USD260	242,245

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
7.25%, 11/15/31(c)(h)	USD3,598	$3,521,543
Sappi Papier Holding GmbH, 4.50%, 03/15/32(a)	EUR9,697	9,361,383
Suzano Austria GmbH
5.00%, 01/15/30	USD4,890	4,786,332
6.00%, 01/15/29	USD4,833	4,899,260
		49,412,157
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(c)(h)	USD1,673	1,698,913
9.38%, 06/01/28(c)	USD100	102,236
9.50%, 06/01/30(c)	USD1,974	2,116,476
APA Infrastructure Ltd.
6.42%, 04/28/36	AUD2,400	1,704,077
6.55%, 04/28/56, (3-mo. BB Swap + 2.00%)(b)	AUD3,190	2,273,016
Centrica PLC, 6.50%, 05/21/55, (5-year UK Government Bond + 2.51%)(a)(b)	GBP5,312	7,247,291
EP Infrastructure A/S, 4.38%, 01/29/34(a)	EUR8,100	9,167,527
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)	USD7,412	6,973,061
7.75%, 06/24/56, (5-year CMT + 3.63%)(b)(c)(h)	USD788	800,372
		32,082,969
Hand & Machine Tools — 0.0%
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR4,591	4,936,564
Health Care - Products — 0.1%
Avantor Funding, Inc.
3.88%, 11/01/29(c)(h)	USD95	90,628
4.63%, 07/15/28(c)(h)	USD5,000	4,931,319
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD4,956	5,079,900
Dentsply Sirona, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(h)	USD3,722	3,713,252
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 10/01/29(c)	USD5,590	5,537,727
Teleflex, Inc., 4.25%, 06/01/28(c)	USD2,168	2,123,590
		21,476,416
Health Care - Services — 1.1%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(c)(h)	USD110	107,683
5.50%, 07/01/28(c)	USD855	849,488
7.38%, 03/15/33(c)	USD1,683	1,735,589
Centene Corp.
2.50%, 03/01/31	USD1,934	1,681,584
3.38%, 02/15/30	USD9,900	9,156,400
4.63%, 12/15/29	USD7,025	6,815,214
Charles River Laboratories International, Inc.
3.75%, 03/15/29(c)	USD1,177	1,124,654
4.25%, 05/01/28(c)(h)	USD1,688	1,655,967
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(c)	USD95	84,739
9.75%, 01/15/34(c)(h)	USD14,761	14,953,808
10.88%, 01/15/32(c)(h)	USD1,152	1,215,125
Clariane SE, 6.88%, 04/15/31(a)	EUR5,141	6,036,889
DaVita, Inc.
4.63%, 06/01/30(c)	USD1,864	1,796,772
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 07/15/33(c)(h)	USD8,652	$8,869,909
6.88%, 09/01/32(c)	USD1,599	1,643,232
Encompass Health Corp.
4.50%, 02/01/28	USD3,143	3,109,522
4.63%, 04/01/31	USD110	105,879
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR11,147	13,476,940
Global Medical Response, Inc., 7.38%, 10/01/32(c)	USD3,050	3,103,745
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR5,959	6,723,462
HomeVi SASU, 6.63%, 10/31/31(a)	EUR3,944	4,587,305
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(b)	USD3,180	3,129,028
IQVIA, Inc.
4.63%, 06/15/33(a)	EUR6,245	7,209,706
5.00%, 10/15/26(c)	USD3,672	3,670,088
5.00%, 05/15/27(c)(h)	USD2,561	2,557,851
6.50%, 05/15/30(c)	USD200	203,783
LifePoint Health, Inc.
7.00%, 05/01/34(c)(h)	USD4,847	4,527,294
8.38%, 02/15/32(c)	USD2,768	2,786,803
9.88%, 08/15/30(c)	USD2,529	2,654,924
Mehilainen Yhtiot Oy
5.13%, 06/30/32(a)	EUR21,706	25,146,605
5.67%, 06/30/32, (3-mo. EURIBOR + 3.38%)(a)(b)	EUR896	1,040,126
Molina Healthcare, Inc.
3.88%, 11/15/30(c)	USD3,111	2,876,781
4.38%, 06/15/28(c)	USD1,017	995,375
6.25%, 01/15/33(c)	USD1,528	1,510,989
6.50%, 02/15/31(c)(h)	USD881	889,101
Star Parent, Inc., 9.00%, 10/01/30(c)	USD4,182	4,391,581
Tenet Healthcare Corp.
4.25%, 06/01/29	USD2,260	2,191,426
4.38%, 01/15/30	USD2,329	2,246,367
4.63%, 06/15/28(h)	USD8,263	8,180,616
5.13%, 11/01/27	USD2,345	2,343,649
6.13%, 10/01/28	USD953	953,607
6.13%, 06/15/30	USD4,548	4,571,027
		172,910,633
Holding Companies - Diversified — 0.3%
FS KKR Capital Corp.
6.13%, 01/15/30	USD2,425	2,363,773
6.13%, 01/15/31(h)	USD1,063	1,022,898
6.88%, 08/15/29	USD1,643	1,649,796
7.50%, 08/01/31(h)	USD2,931	2,935,969
7.88%, 01/15/29	USD196	201,588
Gaci First Investment Co.
4.88%, 05/14/29(a)	USD3,483	3,458,932
5.25%, 05/14/33(a)	USD832	815,601
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(b)	USD878	884,715
8.00%, 06/01/56, (5-year CMT + 4.30%)(b)	USD2,486	2,609,671
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(c)	USD542	507,502
Progroup AG
5.13%, 04/15/29(a)	EUR3,129	3,673,568
5.38%, 04/15/31(a)	EUR15,982	18,787,155
Stena International SA
7.25%, 01/15/31(c)	USD1,623	1,651,933
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
7.63%, 02/15/31(c)	USD1,966	$2,026,525
Turkiye Varlik Fonu Yonetimi A/S, 8.25%, 02/14/29(a)	USD468	483,795
TVF Varlik Kiralama A/S, 6.95%, 01/23/30(a)	USD6,809	6,811,928
		49,885,349
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(c)	USD932	884,893
6.88%, 08/01/33(c)	USD2,023	2,018,286
Beazer Homes USA, Inc., 8.00%, 01/15/32(c)	USD1,447	1,475,570
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(c)(h)	USD4,790	4,463,276
Century Communities, Inc.
3.88%, 08/15/29(c)	USD530	502,609
6.63%, 09/15/33(c)	USD813	815,669
LGI Homes, Inc., 7.00%, 11/15/32(c)(h)	USD3,620	3,528,529
Maison Finco PLC, 7.25%, 04/30/32(a)	GBP4,055	5,161,446
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD668	640,187
6.00%, 12/15/33(c)(h)	USD1,622	1,543,940
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(c)	USD698	696,245
5.75%, 01/15/28(c)	USD2,522	2,544,274
		24,274,924
Home Furnishings — 0.1%
Somnigroup International, Inc., 4.00%, 04/15/29(c)	USD2,744	2,637,506
Whirlpool Corp.
6.13%, 06/15/30(h)	USD1,633	1,483,887
6.50%, 06/15/33(h)	USD6,486	5,495,895
7.88%, 07/01/34(c)(h)	USD2,458	2,323,791
		11,941,079
Hotels, Restaurants & Leisure — 0.1%
Big Sky Funding LLC
5.75%, 10/20/35(e)(i)	USD16,761	16,760,993
5.75%, 10/20/35(c)	USD668	665,515
		17,426,508
Household Products & Wares — 0.0%
Ontex Group NV, 5.25%, 04/15/30(a)	EUR1,802	1,853,169
Housewares — 0.1%
Central Garden & Pet Co., 4.13%, 04/30/31(c)	USD1,218	1,135,425
Newell Brands, Inc.
6.38%, 09/15/27	USD203	203,616
6.38%, 05/15/30(h)	USD2,146	2,169,565
6.63%, 09/15/29(h)	USD1,119	1,132,459
6.63%, 05/15/32(h)	USD2,037	2,060,880
8.50%, 06/01/28(c)(h)	USD872	910,137
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(h)	USD974	905,121
4.38%, 02/01/32	USD123	113,753
4.50%, 10/15/29(h)	USD181	177,456
		8,808,412
Security	Par (000)	Value
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)	USD200	$197,720
5.88%, 11/01/29(c)	USD1,193	1,174,488
6.50%, 10/01/31(c)	USD1,522	1,520,715
6.75%, 04/15/28(c)	USD948	952,276
7.00%, 01/15/31(c)(h)	USD1,605	1,628,674
7.38%, 10/01/32(c)(h)	USD6,906	6,944,743
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)	USD2,831	2,723,519
AmWINS Group, Inc.
4.88%, 06/30/29(c)	USD3,344	3,218,813
6.38%, 02/15/29(c)	USD629	631,543
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR24,668	28,691,559
7.75%, 02/15/31(c)	USD6,508	6,607,787
AXA SA, 4.38%, 07/24/55, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR9,300	10,641,286
BNP Paribas Cardif SA, 6.00%, (5-year EURIBOR ICE Swap + 3.37%)(a)(b)(j)	EUR21,800	25,014,129
CRC Insurance Group LLC, 7.13%, 06/01/31(c)	USD6,673	6,660,434
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(b)(c)(h)	USD3,092	2,970,564
7.95%, 10/15/54, (5-year CMT + 3.61%)(b)(c)	USD1,227	1,228,101
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD377	373,399
8.13%, 02/15/32(c)	USD7,649	7,111,530
HUB International Ltd., 7.25%, 06/15/30(c)	USD9,564	9,847,754
Insurance Australia Group Ltd., 6.15%, 06/15/37, (3-mo. BB Swap + 1.68%)(a)(b)	AUD840	597,207
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(c)	USD1,796	1,854,228
Just Group PLC, 6.50%, 09/30/37, (5-year UK Government Bond + 2.05%)(a)(b)	GBP1,625	2,172,072
Nanshan Life Pte. Ltd., 5.88%, 03/17/41, (5-year CMT + 1.85%)(a)(b)	USD3,995	3,836,638
Peak RE Bvi Holding Ltd., 5.63%, (5-year CMT + 3.00%)(a)(b)(j)	USD2,250	2,216,250
RLGH Finance Bermuda Ltd., 6.88%, (5-year CMT + 3.02%)(a)(b)(j)	USD4,000	3,980,619
Ryan Specialty LLC
4.38%, 02/01/30(c)(h)	USD1,691	1,632,732
5.88%, 08/01/32(c)	USD1,576	1,554,322
Shin Kong Life Singapore Pte. Ltd., 6.95%, 06/26/35(a)	USD3,200	3,291,456
Sompo Holdings, Inc., 5.41%, 04/22/37, (1-year CMT + 2.13%)(a)(b)	USD4,325	4,153,533
		143,428,091
Internet — 0.9%
Alphabet, Inc., 4.80%, 05/11/63	EUR9,895	10,864,917
Arches Buyer, Inc., 4.25%, 06/01/28(c)(h)	USD2,087	2,021,714
Beignet Investor LLC, 6.58%, 05/30/49(c)(h)	USD47,214	45,772,242
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(c)(h)	USD5,446	4,847,049
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)	EUR2,930	3,514,490

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Gen Digital, Inc.
6.25%, 04/01/33(c)	USD126	$124,034
6.75%, 09/30/27(c)	USD2,846	2,850,380
7.13%, 09/30/30(c)(h)	USD1,030	1,045,651
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(c)(h)	USD1,229	1,149,905
5.25%, 12/01/27(c)	USD1,445	1,442,588
Iliad Holding SAS, 4.25%, 01/09/32(a)	EUR5,400	6,232,987
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(c)(h)	USD190	179,710
9.00%, 08/01/29(c)	USD2,407	2,243,608
Match Group Holdings II LLC
4.13%, 08/01/30(c)	USD2,485	2,325,045
4.63%, 06/01/28(c)	USD1,162	1,143,508
5.00%, 12/15/27(c)	USD1,513	1,508,545
6.13%, 09/15/33(c)	USD357	347,591
Prosus NV
3.06%, 07/13/31(a)	USD7,090	6,352,640
3.68%, 01/21/30(a)	USD1,835	1,735,653
3.83%, 02/08/51(a)	USD1,300	837,369
4.03%, 08/03/50(a)	USD935	631,013
5.53%, 07/13/33	USD3,000	2,964,750
Rakuten Group, Inc.
4.25%, (5-year EUR Swap + 4.74%)(a)(b)(j)	EUR10,853	12,357,119
6.25%, (5-year CMT + 4.96%)(b)(c)(j)	USD2,197	2,082,835
8.13%, (5-year CMT + 4.25%)(b)(c)(h)(j)	USD4,540	4,640,140
9.75%, 04/15/29(c)	USD500	542,885
9.75%, 04/15/29(a)	USD4,000	4,343,082
Snap, Inc.
6.88%, 03/01/33(c)(h)	USD360	351,657
6.88%, 03/15/34(c)	USD4,910	4,756,258
United Group BV, 5.25%, 02/01/30(a)	EUR6,636	7,655,176
Wayfair LLC
7.13%, 05/31/34(c)	USD1,137	1,168,030
7.25%, 10/31/29(c)	USD1,000	1,029,785
7.75%, 09/15/30(c)	USD3,615	3,788,148
		142,850,504
Iron & Steel — 0.3%
Cleveland-Cliffs, Inc.
6.88%, 11/01/29(c)	USD366	369,903
7.00%, 03/15/32(c)	USD3,154	3,160,608
7.50%, 09/15/31(c)	USD1,043	1,064,472
7.63%, 01/15/34(c)(h)	USD8,703	8,806,479
Commercial Metals Co.
5.75%, 11/15/33(c)(h)	USD2,220	2,180,424
6.00%, 12/15/35(c)(h)	USD200	196,540
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(c)	USD80	75,397
4.50%, 09/15/27(c)	USD3,728	3,696,185
5.88%, 04/15/30(c)	USD1,267	1,270,102
6.13%, 04/15/32(c)	USD100	101,054
Krakatau Posco PT
6.38%, 06/11/27(a)	USD2,000	2,006,580
6.38%, 06/11/29(a)	USD2,000	2,001,280
Mineral Resources Ltd.
6.00%, 05/01/32(c)	USD246	241,482
6.25%, 05/01/34(c)(h)	USD4,036	3,933,723
7.00%, 04/01/31(c)	USD294	302,546
Security	Par (000)	Value
Iron & Steel (continued)
9.25%, 10/01/28(c)	USD1,555	$1,599,383
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00 % PIK)(a)(i)	USD8,889	8,928,911
Vale Overseas Ltd.
6.00%, 02/25/56, (5-year CMT + 2.43%)(b)(c)	USD790	786,208
6.40%, 06/28/54(h)	USD304	301,340
		41,022,617
Leisure Time — 0.4%
Carnival Corp. Ltd., 5.75%, 08/01/32(c)	USD1,611	1,596,153
Deuce Finco PLC
5.90%, 11/20/32, (3-mo. EURIBOR + 3.50%)(a)(b)	EUR3,895	4,529,268
7.00%, 11/20/31(a)	GBP8,332	11,403,985
Dometic Group AB, 5.00%, 09/11/30(a)	EUR6,075	6,854,040
Gaia Purchaser, Inc., 7.63%, 07/15/33(c)	USD2,076	2,082,383
NCL Corp. Ltd.
5.88%, 01/15/31(c)(h)	USD4,477	4,278,765
6.25%, 09/15/33(c)(h)	USD347	329,841
6.75%, 02/01/32(c)(h)	USD4,862	4,765,554
7.75%, 02/15/29(c)(h)	USD319	331,196
NCL Finance Ltd., 6.13%, 03/15/28(c)	USD110	110,651
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP7,725	10,775,761
TUI Cruises GmbH
5.00%, 05/15/30(a)	EUR3,837	4,465,545
6.25%, 04/15/29(a)	EUR1,000	1,187,766
Viking Cruises Ltd.
7.00%, 02/15/29(c)(h)	USD1,453	1,455,989
9.13%, 07/15/31(c)	USD1,436	1,503,537
VOC Escrow Ltd., 5.00%, 02/15/28(c)	USD2,623	2,614,857
		58,285,291
Lodging — 0.7%
Boyd Gaming Corp., 4.75%, 12/01/27	USD2,202	2,190,271
Essendi SA
5.38%, 05/15/30(a)	EUR7,133	8,341,916
5.50%, 11/15/31(a)	EUR1,360	1,583,765
5.63%, 05/15/32(a)	EUR11,253	13,126,583
6.03%, 05/15/32, (3-mo. EURIBOR + 3.75%)(a)(b)	EUR2,804	3,262,998
6.38%, 10/15/29(a)	EUR800	954,780
Fortune Star BVI Ltd.
3.95%, 10/02/26(a)	EUR5,500	6,275,539
5.88%, 11/20/30(a)	EUR830	925,798
Gohl Capital Holdings Ltd.
7.63%, (5-year CMT + 3.71%)(a)(b)(j)	USD3,396	3,243,180
8.30%, (5-year CMT + 4.26%)(a)(b)(j)	USD4,400	4,174,808
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(c)	USD409	370,084
3.75%, 05/01/29(c)	USD796	762,850
4.00%, 05/01/31(c)	USD2,981	2,797,380
4.88%, 01/15/30	USD332	327,296
5.50%, 09/15/31(c)	USD3,038	3,010,044
5.75%, 09/15/33(c)	USD584	578,684
5.88%, 04/01/29(c)	USD4,587	4,621,811
6.13%, 04/01/32(c)	USD1,493	1,506,029
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(c)(h)	USD1,860	1,720,352
5.00%, 06/01/29(c)(h)	USD2,966	2,876,007
6.63%, 01/15/32(c)	USD1,116	1,118,561
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD1,192	$1,191,610
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(c)	USD1,540	1,484,538
6.50%, 10/01/33(c)(h)	USD985	968,686
Melco Resorts Finance Ltd.
5.75%, 07/21/28(a)	USD6,000	5,937,000
6.50%, 09/24/33(c)(h)	USD673	649,176
7.63%, 04/17/32(c)(h)	USD643	653,449
MGM Resorts International
5.50%, 04/15/27	USD1,638	1,639,736
6.50%, 04/15/32(h)	USD3,356	3,322,890
Station Casinos LLC
4.50%, 02/15/28(c)	USD561	551,635
6.63%, 03/15/32(c)(h)	USD3,002	3,033,431
Studio City Co. Ltd., 6.13%, 05/15/31(a)	USD2,500	2,470,225
Studio City Finance Ltd., 5.00%, 01/15/29(a)	USD7,211	6,894,725
Travel and Leisure Co.
4.50%, 12/01/29(c)(h)	USD1,612	1,553,231
6.00%, 04/01/27	USD150	150,507
6.13%, 09/01/33(c)(h)	USD769	755,138
6.25%, 06/01/31(c)	USD2,590	2,593,983
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)	USD2,630	2,575,019
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD200	193,010
5.50%, 10/01/27(c)(h)	USD2,336	2,324,320
5.63%, 08/26/28(c)	USD5,058	4,990,729
5.63%, 08/26/28(a)(h)	USD1,500	1,480,050
6.75%, 02/15/34(c)	USD1,180	1,155,810
		110,337,634
Machinery — 0.1%
Esab Corp.
5.63%, 04/01/31(c)	USD1,808	1,786,141
6.25%, 04/15/29(c)	USD937	946,918
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(c)	USD3,818	3,750,502
Terex Corp., 5.00%, 05/15/29(c)	USD1,719	1,694,918
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)(h)	USD1,259	1,258,842
		9,437,321
Manufacturing — 0.3%
Alstom SA, 5.25%, (5-year EURIBOR ICE Swap + 2.38%)(a)(b)(j)	EUR4,600	5,315,045
Avient Corp.
6.25%, 11/01/31(c)	USD399	401,936
7.13%, 08/01/30(c)	USD2,143	2,174,761
Axon Enterprise, Inc., 6.13%, 03/15/30(c)	USD2,398	2,425,846
Dyno Nobel Ltd., 5.82%, 08/08/35	AUD4,000	2,706,463
Maxam Prill SARL, 6.00%, 07/15/30(a)	EUR23,320	27,444,014
		40,468,065
Media — 1.5%
AMC Global Media, Inc., 10.50%, 07/15/32(c)	USD4,687	4,827,984
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD6,743	5,968,427
4.25%, 01/15/34(c)(h)	USD1,463	1,194,522
4.50%, 06/01/33(c)(h)	USD7,012	5,965,732
Security	Par (000)	Value
Media (continued)
4.75%, 03/01/30(c)	USD8,255	$7,712,858
4.75%, 02/01/32(c)(h)	USD5,542	4,842,560
5.00%, 02/01/28(c)	USD190	187,576
5.13%, 05/01/27(c)(h)	USD231	230,521
5.38%, 06/01/29(c)	USD4,284	4,160,469
7.00%, 02/01/33(c)(h)	USD7,010	6,717,896
7.38%, 03/01/31(c)(h)	USD1,709	1,702,306
7.38%, 02/01/36(c)(h)	USD6,414	6,097,723
Directv Financing LLC 8.88%, 02/01/30(c)	USD1,425	1,450,326
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.25%, 06/01/32(c)	USD7,043	7,206,996
10.00%, 02/15/31(c)(h)	USD4,797	5,012,553
Discovery Communications LLC
3.63%, 05/15/30	USD110	101,750
6.35%, 06/01/40	USD10,013	7,835,172
5.00%, 09/20/37	USD8,337	6,106,852
EchoStar Corp.
6.75%, 11/30/30, (6.00 % Cash and 0.75 % PIK)(i)	USD9,834	9,973,633
10.75%, 11/30/29	USD4,107	4,442,553
Gray Media, Inc., 9.63%, 07/15/32(c)(h)	USD9,117	9,214,980
Grupo Televisa SAB, 6.63%, 01/15/40	USD443	385,410
iHeartCommunications, Inc.
7.75%, 08/15/30(c)	USD5,264	4,617,002
9.13%, 05/01/29(c)(h)	USD1,116	1,034,247
McGraw-Hill Education, Inc.
5.75%, 08/01/28(c)	USD500	496,139
7.38%, 09/01/31(c)	USD4,489	4,545,741
Nexstar Media, Inc.
4.75%, 11/01/28(c)(h)	USD1,770	1,735,589
6.50%, 09/15/33(c)	USD3,951	3,930,750
7.25%, 04/15/34(c)(h)	USD5,517	5,529,364
Paramount Global
4.20%, 05/19/32(h)	USD2,404	2,044,145
4.95%, 01/15/31	USD6,216	5,696,354
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)	USD429	333,133
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(h)	USD5,731	4,740,536
Sinclair Television Group, Inc., 8.13%, 02/15/33(c)(h)	USD4,741	4,861,772
Sirius XM Radio LLC
4.00%, 07/15/28(c)	USD3,369	3,276,981
4.13%, 07/01/30(c)(h)	USD5,246	4,903,383
5.00%, 08/01/27(c)	USD5,888	5,879,471
5.50%, 07/01/29(c)(h)	USD532	529,574
Sunrise FinCo I BV
4.63%, 05/15/32(a)	EUR5,354	6,080,102
4.88%, 07/15/31(c)	USD9,344	8,760,388
Univision Communications, Inc.
4.50%, 05/01/29(c)	USD454	429,916
8.50%, 07/31/31(c)	USD1,513	1,509,651
8.88%, 04/15/33(c)	USD8,043	7,787,430
9.38%, 08/01/32(c)	USD3,788	3,783,584
Versant Media Group, Inc., 7.25%, 01/30/31(c)(h)	USD3,547	3,656,386
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP6,448	5,861,042
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(c)(h)	USD12,779	8,008,045

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP900	$1,020,836
4.25%, 01/15/30(a)	GBP1,500	1,725,192
4.50%, 08/15/30(c)	USD1,294	1,063,496
VZ Secured Financing BV
5.00%, 01/15/32(c)	USD9,002	7,381,668
5.25%, 01/15/33(a)	EUR24,977	26,270,818
7.50%, 01/15/33(c)	USD2,893	2,596,603
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR3,896	3,787,954
5.13%, 02/28/30(c)	USD300	243,749
6.13%, 11/15/32(a)	EUR2,392	2,314,814
Ziggo BV, 4.88%, 01/15/30(c)	USD200	180,108
		247,954,762
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(c)(h)	USD844	850,396
SKF AB, 0.88%, 11/15/29(a)	EUR776	859,999
		1,710,395
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD430	415,231
7.13%, 03/15/31(c)	USD3,088	3,177,175
Alumina Pty. Ltd.
6.13%, 03/15/30(c)	USD1,391	1,402,573
6.38%, 09/15/32(c)	USD200	201,303
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD468	440,622
Arcosa, Inc.
4.38%, 04/15/29(c)	USD280	273,592
6.88%, 08/15/32(c)	USD664	684,652
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD1,178	1,223,861
11.50%, 10/01/31(c)	USD2,315	2,463,125
Corp. Nacional del Cobre de Chile, 3.15%, 01/14/30(a)	USD8,146	7,560,140
Freeport Indonesia PT, 4.76%, 04/14/27(a)	USD4,889	4,870,666
Industrias Penoles SAB de CV, 4.15%, 09/12/29(a)	USD2,859	2,753,532
Kaiser Aluminum Corp., 4.50%, 06/01/31(c)(h)	USD993	938,666
Marcobre SAC, 5.75%, 01/22/36(c)(h)	USD588	575,958
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(c)	USD722	736,678
6.70%, 10/17/28(a)	USD6,574	6,707,649
6.75%, 05/14/30(c)	USD1,903	1,949,395
Nickel Industries Ltd., 9.00%, 09/30/30(a)	USD2,480	2,523,698
Novelis Corp.
3.88%, 08/15/31(c)	USD80	72,615
4.75%, 01/30/30(c)	USD6,148	5,900,082
6.88%, 01/30/30(c)	USD1,579	1,620,092
Sibanye-Stillwater UK Financing PLC
6.25%, 11/15/31(c)(h)	USD1,316	1,296,471
6.25%, 11/15/31(a)	USD752	740,840
Stillwater Mining Co.
4.50%, 11/16/29(c)	USD125	119,179
4.50%, 11/16/29(a)	USD1,361	1,297,618
Security	Par (000)	Value
Mining (continued)
Vedanta Resources Finance II PLC
7.00%, 07/13/32(a)	USD3,000	$2,997,000
7.38%, 07/13/34(a)	USD2,000	1,993,040
		54,935,453
Office & Business Equipment — 0.0%
Xerox Corp., 10.25%, 10/15/30(c)	USD7,077	6,386,992
Oil & Gas — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD3,909	4,055,603
Ampol Ltd.
5.85%, 10/30/55, (3-mo. BB Swap + 2.00%)(a)(b)	AUD1,950	1,313,213
6.97%, 12/11/54, (3-mo. BB Swap + 2.50%)(a)(b)	AUD1,400	1,012,072
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD3,668	3,655,080
6.63%, 07/15/33(c)	USD230	231,010
Azule Energy Finance PLC
8.25%, 01/22/31(c)	USD7,963	8,076,473
8.25%, 01/22/31(a)	USD1,448	1,468,634
BP Capital Markets PLC, 4.25%, (5-year UK Government Bond + 3.89%)(a)(b)(j)	GBP19,200	25,681,042
Breakwater Energy Holdings SARL
9.25%, 11/15/30(a)	USD6,024	6,360,977
9.25%, 11/15/30(c)	USD4,525	4,778,124
California Resources Corp.
7.00%, 01/15/34(c)	USD2,892	2,832,518
7.25%, 01/15/35(c)(h)	USD1,180	1,165,932
Chord Energy Corp.
6.00%, 10/01/30(c)	USD1,510	1,515,058
6.75%, 03/15/33(c)(h)	USD797	811,763
CNX Resources Corp.
5.88%, 03/01/34(c)	USD688	666,565
7.25%, 03/01/32(c)(h)	USD1,014	1,042,789
7.38%, 01/15/31(c)	USD2,205	2,253,226
Comstock Resources, Inc.
5.88%, 01/15/30(c)	USD909	856,379
6.75%, 03/01/29(c)	USD7,662	7,527,326
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD2,198	2,207,926
7.63%, 04/01/32(c)	USD2,349	2,373,777
7.88%, 04/15/32(c)	USD1,831	1,864,650
8.38%, 01/15/34(c)	USD4,058	4,187,048
CVR Energy, Inc., 7.88%, 02/15/34(c)	USD3,562	3,619,580
Energean PLC, 5.63%, 05/12/31(a)	EUR3,009	3,441,483
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30(c)	USD530	524,448
6.00%, 02/01/31(c)	USD650	633,621
6.25%, 11/01/28(c)	USD311	311,920
6.88%, 05/15/34(c)	USD1,640	1,606,312
7.25%, 02/15/35(c)(h)	USD3,659	3,629,111
8.38%, 11/01/33(c)	USD5,249	5,507,070
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR11,892	13,755,790
Kosmos Energy Ltd., 7.50%, 03/01/28(a)	USD1,531	1,506,366
Matador Resources Co.
6.00%, 04/15/34(c)	USD1,527	1,476,892
6.25%, 04/15/33(c)(h)	USD124	122,014
6.50%, 04/15/32(c)(h)	USD2,668	2,663,009
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	USD745	$730,338
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(a)	USD500	517,500
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(a)	USD4,000	4,005,000
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29(c)(h)	USD592	608,614
8.96%, 04/27/29(a)	USD1,963	2,018,092
Murphy Oil Corp., 6.50%, 02/15/34	USD1,479	1,462,498
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD3,362	3,475,589
Northern Oil & Gas, Inc.
7.88%, 10/15/33(c)(h)	USD4,387	4,390,141
8.75%, 06/15/31(c)	USD390	401,935
Parex Resources, Inc., 8.50%, 05/11/31(c)	USD611	618,637
Permian Resources Operating LLC
5.88%, 07/01/29(c)	USD380	380,142
7.00%, 01/15/32(c)	USD5,742	5,944,107
Petroleos Mexicanos
5.35%, 02/12/28(h)	USD696	694,504
5.95%, 01/28/31	USD10,322	10,126,398
6.49%, 01/23/27(h)	USD1,392	1,402,162
6.50%, 01/23/29	USD6,965	7,063,903
6.70%, 02/16/32	USD10,322	10,304,453
6.84%, 01/23/30	USD12,816	13,019,134
6.95%, 01/28/60	USD1,848	1,486,938
8.75%, 06/02/29(h)	USD28,381	30,189,285
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(c)(h)	USD636	652,898
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(c)	USD594	585,535
Puma International Financing SA, 7.75%, 04/25/29(a)	USD4,000	4,083,200
Raizen Fuels Finance SA, 6.70%, 02/25/37(a)(k)(l)	USD1,656	873,540
Range Resources Corp., 4.75%, 02/15/30(c)(h)	USD300	292,055
Saudi Arabian Oil Co.
4.00%, 02/02/29(a)	USD1,866	1,824,015
4.75%, 06/02/30(c)(h)	USD2,840	2,793,396
SM Energy Co.
6.63%, 04/15/34(c)(h)	USD1,886	1,874,356
6.75%, 08/01/29(c)	USD1,807	1,833,218
7.00%, 08/01/32(c)(h)	USD2,111	2,144,725
8.63%, 11/01/30(c)(h)	USD1,159	1,216,646
8.75%, 07/01/31(c)	USD1,303	1,362,352
9.63%, 06/15/33(c)	USD4,024	4,426,509
Sunoco LP
4.50%, 10/01/29(c)(h)	USD4,253	4,119,284
4.63%, 05/01/30(c)	USD6,141	5,912,990
5.63%, 07/15/34(c)	USD100	96,685
5.88%, 03/15/34(c)	USD100	97,875
6.25%, 07/01/33(c)(h)	USD244	244,557
6.63%, 08/15/32(c)	USD2,220	2,241,108
7.00%, 05/01/29(c)(h)	USD2,208	2,256,081
7.25%, 05/01/32(c)(h)	USD312	321,672
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28(c)	USD2,651	2,697,106
Thaioil Treasury Center Co. Ltd., 6.10%(a)(b)(j)	USD5,015	4,908,431
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies SE, 2.00%, (5-year EUR Swap + 1.90%)(a)(b)(j)	EUR4,500	$5,139,010
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(a)	USD2,261	2,180,441
Trafigura Funding SA, 5.63%, 07/01/31(a)	USD3,470	3,405,452
Transocean International Ltd., 7.88%, 10/15/32(c)	USD4,777	4,975,542
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	USD472	498,810
Tullow Holdco 2 Ltd., 15.00%, 11/15/28, (12.00 % Cash and 3.00 % PIK)(a)(i)	USD1,914	1,966,786
Valaris Ltd., 8.38%, 04/30/30(c)	USD3,234	3,348,163
Var Energi ASA
4.95%, 04/29/86, (5-year EURIBOR ICE Swap + 2.31%)(a)(b)	EUR3,875	4,424,230
7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR8,900	11,085,672
Wintershall Dea Finance 2 BV, 6.12%, (5-year EURIBOR ICE Swap + 3.94%)(a)(b)(j)	EUR8,203	9,698,550
		317,155,061
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(c)	USD2,110	2,140,213
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR12,880	15,262,302
Kodiak Gas Services LLC, 5.88%, 04/01/31(c)	USD4,225	4,177,518
Oceanica Lux, 11.25%, 05/08/31(c)	USD2,477	2,484,926
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR21,292	25,497,110
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(c)(h)	USD232	228,309
7.13%, 03/15/29(c)	USD3,270	3,340,459
WBI Operating LLC, 6.25%, 10/15/30(c)	USD3,699	3,698,334
		56,829,171
Packaging & Containers — 0.6%
Ardagh Group SA
9.50%, 12/01/30(a)	USD15,671	16,606,485
9.50%, 12/01/30(c)	USD1,156	1,225,022
11.00%, 12/01/30, (5.00 % Cash and 6.00 % PIK)(a)(i)	EUR12,320	13,213,546
11.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(c)(i)	USD6,355	5,885,579
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR1,199	1,346,185
3.00%, 09/01/29(a)	EUR5,837	6,510,552
4.00%, 09/01/29(c)	USD4,238	4,023,367
Ball Corp.
2.88%, 08/15/30	USD749	677,314
5.50%, 09/15/33(h)	USD100	99,353
6.00%, 06/15/29	USD4,773	4,837,574
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(c)	USD265	263,401
6.75%, 04/15/32(c)(h)	USD236	224,743
8.75%, 04/15/30(c)(h)	USD8,214	7,850,154
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD2,851	2,842,043

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Graphic Packaging International LLC
3.75%, 02/01/30(c)(h)	USD1,885	$1,757,091
6.38%, 07/15/32(c)(h)	USD1,202	1,200,065
Kleopatra Finco SARL, 6.00%, 01/30/31, (2.00% Cash + 5.00% PIK)(i)(n)	EUR5,884	5,903,308
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(c)	USD95	96,891
9.25%, 04/15/30(c)	USD9,465	9,381,270
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(c)(h)	USD1,940	1,836,644
9.50%, 06/01/33(c)(h)	USD3,928	3,864,456
Stora Enso OYJ
5.63%, (5-year EURIBOR ICE Swap + 2.84%)(a)(b)(j)	EUR1,275	1,486,735
5.88%, (5-year EURIBOR ICE Swap + 3.12%)(a)(b)(j)	EUR1,575	1,837,138
Sword Purchaser LLC
8.25%, 04/15/33(c)(h)	USD1,750	1,789,961
10.50%, 04/15/34(c)(h)	USD4,754	4,914,638
Trivium Packaging Finance BV, 12.25%, 01/15/31(c)	USD2,137	2,364,747
		102,038,262
Pharmaceuticals — 0.9%
AdaptHealth LLC
4.63%, 08/01/29(c)	USD1,980	1,908,958
5.13%, 03/01/30(c)	USD2,575	2,482,982
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.18%)(a)(b)	EUR13,900	15,841,756
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR12,800	14,993,487
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR6,800	8,493,206
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)	USD1,496	1,541,377
7.00%, 03/10/55, (5-year CMT + 2.89%)(b)	USD5,282	5,438,580
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR17,518	20,272,062
Endo Finance Holdings LP, 8.50%, 04/15/31(c)(h)	USD4,483	4,721,137
Grifols SA
7.13%, 05/01/30(a)	EUR4,195	5,035,934
7.50%, 05/01/30(a)	EUR6,132	7,361,132
Gruenenthal GmbH, 6.75%, 05/15/30(a)	EUR4,489	5,352,166
Hikma Finance USA LLC, 5.13%, 07/08/30(a)	USD5,126	5,095,449
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(c)(h)	USD2,891	2,688,599
7.75%, 05/01/33(c)(h)	USD2,734	2,751,328
Jazz Securities DAC, 4.38%, 01/15/29(c)(h)	USD3,302	3,232,571
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(a)	EUR2,500	2,881,774
5.53%, 10/15/32, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR14,205	16,360,767
7.00%, 02/21/30(a)	EUR5,917	6,996,322
Rossini SARL
6.17%, 12/31/29, (3-mo. EURIBOR + 3.88%)(a)(b)	EUR825	958,346
6.75%, 12/31/29(a)	EUR1,868	2,229,754
Security	Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV, 4.13%, 06/01/31	EUR229	$263,411
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD1,776	1,767,653
4.75%, 05/09/27(h)	USD2,382	2,373,067
6.75%, 03/01/28(h)	USD1,225	1,243,694
7.88%, 09/15/29	USD1,846	1,963,682
		144,249,194
Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD3,733	3,721,336
5.75%, 01/15/28(c)	USD69	68,947
6.63%, 02/01/32(c)	USD1,483	1,509,378
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD635	651,422
7.25%, 07/15/32(c)	USD591	607,145
Buckeye Partners LP
4.13%, 12/01/27	USD2,916	2,866,777
6.88%, 07/01/29(c)	USD440	450,000
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD2,617	2,548,013
7.50%, 12/15/33(c)(h)	USD764	800,701
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(c)	USD634	637,051
7.38%, 06/30/33(c)	USD2,846	2,910,465
8.63%, 03/15/29(c)(h)	USD1,678	1,741,487
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)	USD3,097	3,097,344
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)	USD1,523	1,527,721
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)	USD1,484	1,515,418
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)	USD358	375,707
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	USD173	172,547
7.88%, 05/15/32(h)	USD2,393	2,471,569
8.00%, 05/15/33	USD4,020	4,182,076
8.25%, 01/15/29	USD108	111,378
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(c)(h)	USD798	808,115
8.25%, 01/15/32(c)	USD1,002	1,044,564
Harvest Midstream I LP, 7.50%, 05/15/32(c)(h)	USD2,902	2,975,380
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD200	191,502
5.13%, 06/15/28(c)	USD1,152	1,147,303
5.50%, 10/15/30(c)	USD1,095	1,091,109
5.88%, 03/01/28(c)(h)	USD925	929,697
6.50%, 06/01/29(c)	USD163	165,765
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(c)(h)	USD615	621,860
7.38%, 07/15/32(c)	USD1,918	1,982,570
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD4,924	4,868,671
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Kinetik Holdings LP
5.88%, 06/15/30(c)	USD215	$215,238
6.63%, 12/15/28(c)	USD4,543	4,618,205
NuStar Logistics LP, 5.63%, 04/28/27(h)	USD1,440	1,444,290
Rockies Express Pipeline LLC
4.95%, 07/15/29(c)	USD2,147	2,117,738
6.75%, 03/15/33(c)	USD1,048	1,065,494
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(h)	USD2,113	2,229,743
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)	USD654	680,176
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD2,002	1,999,635
6.00%, 12/31/30(c)	USD652	647,342
6.00%, 09/01/31(c)(h)	USD721	709,451
6.75%, 03/15/34(c)	USD1,696	1,706,536
7.38%, 02/15/29(c)	USD1,260	1,288,644
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)(h)	USD336	294,741
6.00%, 05/01/36(c)	USD232	229,290
6.25%, 01/15/30(c)	USD50	50,893
3.88%, 08/15/29(c)	USD8,426	8,012,841
4.13%, 08/15/31(c)	USD1,486	1,376,526
Venture Global LNG, Inc.
6.38%, 12/15/34(c)	USD1,093	1,064,493
6.63%, 06/15/36(c)(h)	USD916	897,738
7.00%, 01/15/30(c)	USD1,303	1,323,726
8.38%, 06/01/31(c)	USD356	368,032
9.50%, 02/01/29(c)	USD8,889	9,514,963
9.88%, 02/01/32(c)(h)	USD7,887	8,397,115
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(c)	USD4,651	4,724,684
6.50%, 06/15/34(c)	USD4,654	4,799,815
7.50%, 05/01/33(c)(h)	USD2,858	3,100,984
7.75%, 05/01/35(c)(h)	USD4,725	5,236,491
		115,907,842
Real Estate — 1.1%
Adler Financing SARL, Series 1L, 8.25%, 12/31/28, (8.25% PIK)(i)	EUR19,554	25,597,968
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(a)	EUR5,762	6,695,457
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	USD2,028	1,978,821
Alpha Star Holding X Ltd., 6.13%, 08/05/29(a)	USD4,957	4,696,708
alstria SARL, 5.50%, 03/20/31(a)	EUR22,300	25,559,967
Aroundtown Finance SARL
5.00%, (5-year EURIBOR ICE Swap + 2.35%)(b)(j)	EUR4,895	5,479,981
5.13%, (5-year EURIBOR ICE Swap + 3.04%)(a)(b)(j)	EUR9,648	10,344,099
5.25%, (5-year EURIBOR ICE Swap + 3.43%)(a)(b)(j)	EUR18,175	19,927,589
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	USD870	867,553
Citycon Treasury BV, 1.63%, 03/12/28(a)	EUR2,140	2,327,508
CoreLogic, Inc.
9.00%, 08/01/31(c)	USD3,445	3,396,842
Security	Par (000)	Value
Real Estate (continued)
12.00%, 02/01/32(c)(h)	USD1,699	$1,591,721
CPI Property Group SA, 5.88%, 07/07/32(a)	EUR8,941	9,677,053
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)	USD281	280,995
8.88%, 09/01/31(c)	USD230	240,561
Elect Global Investments Ltd., 4.85%(a)(j)	USD1,067	788,897
Heimstaden Bostad AB, 3.63%, (5-year EUR Swap + 3.90%)(a)(b)(j)	EUR3,397	3,898,862
Howard Hughes Corp.(The)
4.13%, 02/01/29(c)	USD2,242	2,161,075
4.38%, 02/01/31(c)	USD914	854,152
5.88%, 03/01/32(c)(h)	USD821	801,957
6.13%, 03/01/34(c)(h)	USD1,362	1,327,717
Kennedy-Wilson, Inc., 7.25%, 06/01/33(c)	USD3,973	4,022,027
Nan Fung Treasury III Ltd., 5.00%(a)(j)	USD800	582,288
New Immo Holding SA
4.88%, 12/08/28(a)	EUR9,800	11,338,654
4.95%, 11/14/30(a)	EUR5,500	6,306,043
5.50%, 04/23/31(a)	EUR2,400	2,779,806
New World China Land Ltd., 4.75%, 01/23/27(a)	USD2,600	2,499,900
NWD Finance BVI Ltd.
4.13%, 12/31/49, (5-year CMT + 5.86%)(a)(j)(k)(l)	USD200	171,300
6.25%(a)(j)(k)(l)	USD400	262,600
10.13%, (3-year CMT + 6.201%)(a)(j)(k)(l)	USD200	199,000
12.18%, 12/31/49, (5-year CMT + 7.889%)(a)(j)(k)(l)	USD200	194,130
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	USD1,411	1,291,771
Vivion Investments SARL
5.63%, 06/08/30(a)	EUR7,668	8,475,892
6.50%, 02/28/29, (6.50% PIK)(a)(i)	EUR8,964	10,386,087
VLL International, Inc., 9.38%, 07/29/29(a)	USD200	111,100
		177,116,081
Real Estate Investment Trusts — 0.7%
Alexandrite Monnet U.K. Holdco PLC, 6.88%, 05/31/31(a)	EUR3,632	4,252,045
Equinix Asia Financing Corp. Pte Ltd., 2.90%, 09/15/32(a)	SGD3,500	2,660,922
Frasers Centrepoint Trust, 3.98%(a)(b)(j)	SGD3,000	2,391,906
Iron Mountain, Inc.
4.75%, 01/15/34(a)	EUR14,661	16,450,120
4.88%, 09/15/27(c)	USD700	697,708
4.88%, 09/15/29(c)	USD4,793	4,676,196
5.00%, 07/15/28(c)	USD1,850	1,832,087
5.25%, 03/15/28(c)	USD1,647	1,641,047
5.25%, 07/15/30(c)	USD5,749	5,617,988
5.63%, 07/15/32(c)	USD294	287,727
7.00%, 02/15/29(c)	USD3,693	3,751,541
Keppel REIT, 3.78%(a)(b)(j)	SGD3,500	2,760,416
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(c)(h)	USD2,119	2,063,647
Millrose Properties, Inc.
6.25%, 09/15/32(c)	USD1,974	1,972,331
6.38%, 08/01/30(c)	USD2,437	2,455,017
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR6,118	6,979,438
7.00%, 02/15/32(a)	EUR11,947	13,858,829

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD853	$831,406
5.88%, 10/01/28(c)	USD4,034	4,028,559
7.00%, 02/01/30(c)	USD350	355,657
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)	USD3,978	3,886,086
5.75%, 03/15/34(c)	USD189	185,084
6.50%, 06/15/33(c)	USD50	50,873
7.25%, 07/15/28(c)	USD1,256	1,279,167
SBA Communications Corp.
3.13%, 02/01/29	USD334	318,905
3.88%, 02/15/27	USD2,131	2,116,932
Service Properties Trust
3.95%, 01/15/28(h)	USD110	106,285
4.38%, 02/15/30(h)	USD4,972	4,504,653
4.95%, 10/01/29(h)	USD1,180	1,102,875
8.88%, 06/15/32(h)	USD2,501	2,569,843
Starwood Property Trust, Inc.
5.25%, 10/15/28(c)	USD1,369	1,356,801
5.75%, 01/15/31(c)	USD951	936,574
5.88%, 08/15/29(c)(h)	USD1,263	1,265,115
6.00%, 04/15/30(c)	USD3,457	3,465,885
6.13%, 06/01/31(c)	USD1,406	1,402,671
6.50%, 10/15/30(c)(h)	USD532	539,329
Suntec Real Estate Investment Trust, 4.48%(a)(b)(j)	SGD2,750	2,176,498
Trust 2401
4.87%, 01/15/30(c)(h)	USD1,613	1,539,899
7.70%, 01/23/32(c)(h)	USD1,236	1,299,036
Trust Fibra Uno, 4.87%, 01/15/30(a)	USD1,272	1,216,032
		110,883,130
Retail — 1.1%
Advance Auto Parts, Inc.
3.90%, 04/15/30(h)	USD1,899	1,776,179
7.00%, 08/01/30(c)(h)	USD4,086	4,186,659
7.38%, 08/01/33(c)(h)	USD312	322,025
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD1,224	1,210,551
4.63%, 11/15/29(c)	USD2,076	2,013,382
4.75%, 03/01/30(h)	USD786	762,365
5.00%, 02/15/32(c)(h)	USD686	653,613
Bath & Body Works, Inc.
6.63%, 10/01/30(c)(h)	USD2,604	2,646,096
7.50%, 06/15/29(h)	USD1,190	1,206,257
Boots Group Finco LP
5.38%, 08/31/32(a)	EUR1,116	1,312,689
7.38%, 08/31/32(a)	GBP8,088	11,147,071
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(c)	USD344	329,497
3.88%, 01/15/28(c)(h)	USD4,302	4,215,174
4.00%, 10/15/30(c)(h)	USD369	346,713
4.38%, 01/15/28(c)	USD3,402	3,354,147
5.63%, 09/15/29(c)	USD1,045	1,042,373
6.13%, 06/15/29(c)	USD2,174	2,196,665
Carvana Co., 9.00%, 06/01/31, (9.00 % Cash)(c)(i)	USD5,009	5,509,497
Security	Par (000)	Value
Retail (continued)
CD&R Firefly Bidco PLC
8.63%, 04/30/29(a)	GBP17,916	$24,865,491
Series JUL, 8.63%, 04/30/29(a)	GBP2,614	3,629,979
Dufry One BV, 4.63%, 06/11/33(a)	EUR7,083	8,169,237
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(c)(h)	USD6,851	6,727,779
FirstCash, Inc.
4.63%, 09/01/28(c)	USD2,135	2,095,546
5.63%, 01/01/30(c)	USD1,609	1,583,968
6.13%, 05/01/34(c)(h)	USD607	598,377
6.88%, 03/01/32(c)(h)	USD1,296	1,314,622
Gap, Inc.(The)
3.63%, 10/01/29(c)	USD2,197	2,066,805
3.88%, 10/01/31(c)	USD294	266,472
Goldstory SAS
6.47%, 02/01/30, (3-mo. EURIBOR + 4.00%)(a)(b)	EUR4,511	5,242,434
6.75%, 02/01/30(a)	EUR10,555	12,411,676
Group 1 Automotive, Inc.
4.00%, 08/15/28(c)	USD2,660	2,567,088
6.38%, 01/15/30(c)	USD611	613,813
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)(h)	USD4,460	4,442,387
Kiko SpA, 5.68%, 01/15/32, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR7,570	8,786,049
Kohl's Corp., 5.13%, 05/01/31(h)	USD2,758	2,471,816
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD660	643,795
8.25%, 08/01/31(c)	USD5,077	5,289,401
Lithia Motors, Inc.
3.88%, 06/01/29(c)	USD577	553,973
4.38%, 01/15/31(c)(h)	USD203	192,163
4.63%, 12/15/27(c)	USD512	509,534
5.50%, 10/01/30(c)	USD1,935	1,907,291
Michaels Companies, Inc. (The), 8.50%, 03/15/33(c)	USD6,063	6,006,167
Murphy Oil USA, Inc., 4.75%, 09/15/29	USD1,427	1,401,635
Nordstrom, Inc.
4.25%, 08/01/31(h)	USD382	355,366
4.38%, 04/01/30(h)	USD689	658,499
Park River Holdings, Inc., 8.00%, 03/15/31(c)	USD25	24,885
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(c)	USD250	252,602
10.00%, 09/15/33(c)(h)	USD7,777	7,737,448
QXO Building Products, Inc.
6.50%, 07/15/31(c)(h)	USD670	672,717
6.75%, 04/30/32(c)(h)	USD6,584	6,723,978
6.88%, 07/15/34(c)(h)	USD2,837	2,841,238
Sonic Automotive, Inc., 4.88%, 11/15/31(c)(h)	USD704	672,427
Stonegate Pub Co. Financing PLC
8.91%, 07/31/29, (3-mo. EURIBOR + 6.63%)(a)(b)	EUR4,595	5,329,849
10.75%, 07/31/29(a)	GBP1,374	1,881,638
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD1,366	1,287,080
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Yum! Brands, Inc.
4.63%, 01/31/32	USD150	$142,501
4.75%, 01/15/30(c)	USD3,034	2,967,962
		180,136,641
Savings & Loans — 0.1%
Nationwide Building Society
3.77%, 01/27/36, (3-mo. EURIBOR + 1.23%)(a)(b)	EUR4,105	4,628,094
7.50%, (5-year UK Government Bond + 3.85%)(a)(b)(j)	GBP3,225	4,479,281
7.88%, (5-year UK Government Bond + 3.59%)(a)(b)(j)	GBP850	1,189,441
		10,296,816
Semiconductors — 0.2%
ams-OSRAM AG
7.25%, 05/31/32(a)	EUR5,002	5,818,054
10.50%, 03/30/29(a)	EUR2,031	2,473,216
Entegris, Inc.
3.63%, 05/01/29(c)	USD299	284,340
4.38%, 04/15/28(c)(h)	USD77	75,585
4.75%, 04/15/29(c)	USD2,781	2,734,599
5.95%, 06/15/30(c)	USD176	176,059
Kioxia Holdings Corp.
6.25%, 07/24/30(c)	USD3,282	3,356,288
6.25%, 07/24/30(a)	USD4,000	4,090,540
MKS, Inc., 4.25%, 02/15/34(a)	EUR16,110	17,952,703
SK Hynix, Inc., 6.38%, 01/17/28(a)	USD1,204	1,233,089
		38,194,473
Software — 0.9%
Cloud Software Group LLC
6.63%, 08/15/33(c)	USD7,369	6,424,662
8.25%, 06/30/32(c)	USD7,820	7,397,624
9.00%, 09/30/29(c)(h)	USD10,066	9,862,181
Cloud Software Group, Inc., 6.50%, 03/31/29(c)	USD794	775,867
Continuum Energy Pte. Ltd., 12.85%, 09/11/27(e)(h)	USD1,890	1,885,727
CoreWeave, Inc.
8.50%, 07/15/32(a)	EUR18,120	18,725,382
9.00%, 02/01/31(c)(h)	USD6,599	5,956,876
9.25%, 06/01/30(c)(h)	USD3,448	3,222,350
9.63%, 07/15/32(c)	USD4,910	4,394,604
9.75%, 10/01/31(c)	USD11,435	10,375,696
Fair Isaac Corp.
4.00%, 06/15/28(c)	USD363	350,798
6.00%, 05/15/33(c)(h)	USD3,326	3,219,092
6.25%, 09/15/34(c)	USD1,578	1,524,430
Fiserv, Inc., 4.25%, 06/23/34	EUR11,381	12,760,306
IPD 3 BV, 5.50%, 06/15/31(a)	EUR10,452	11,597,050
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(c)	USD1,750	1,813,303
8.75%, 07/01/34(c)	USD8,132	8,566,956
Open Text Corp., 3.88%, 12/01/29(c)	USD3,641	3,348,795
Open Text Holdings, Inc.
4.13%, 02/15/30(c)	USD1,884	1,738,067
4.13%, 12/01/31(c)(h)	USD1,792	1,581,206
ROBLOX Corp., 3.88%, 05/01/30(c)(h)	USD935	870,677
Rocket Software, Inc., 9.00%, 11/28/28(c)(h)	USD4,126	4,083,860
Security	Par (000)	Value
Software (continued)
SS&C Technologies, Inc.
5.50%, 09/30/27(c)	USD5,088	$5,080,998
6.50%, 06/01/32(c)	USD940	946,955
TeamSystem SpA
5.00%, 07/01/31(a)	EUR3,200	3,545,155
5.68%, 07/01/32, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR4,252	4,817,044
5.93%, 07/31/31, (3-mo. EURIBOR + 3.50%)(a)(b)	EUR1,842	2,107,354
6.50%, 07/01/32(a)	EUR4,900	5,608,241
Twilio, Inc., 3.63%, 03/15/29	USD992	951,458
UKG, Inc., 6.88%, 02/01/31(c)(h)	USD5,980	5,858,983
		149,391,697
Telecommunications — 2.1%
Altice France SA
4.75%, 10/15/30(a)	EUR748	837,302
5.38%, 04/15/32(a)	EUR673	758,084
5.50%, 10/15/31(a)	EUR1,496	1,692,440
5.63%, 07/15/32(a)	EUR737	834,320
7.25%, 11/01/29(a)	EUR5,354	6,213,741
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(c)(h)	USD6,094	5,956,937
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(c)	USD3,253	3,172,570
APLD ComputeCo LLC, 9.25%, 12/15/30(c)	USD6,476	6,882,408
Athomstart Invest 1083 A/S, 8.28%, 06/04/30, (3-mo. EURIBOR + 6.00%)(b)(c)	EUR12,300	13,140,345
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(h)	USD4,001	4,034,320
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)	USD1,259	1,269,022
Black Pearl Compute LLC, 6.13%, 02/15/31(c)(h)	USD3,246	3,240,560
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(b)(c)	USD2,339	2,327,621
4.88%, 11/23/81, (5-year CMT + 3.49%)(b)(c)	USD1,442	1,378,266
8.38%, 12/20/83, (5-year UK Government Bond + 3.82%)(a)(b)	GBP4,200	5,954,973
Cas Capital No. 2 Ltd., 6.25%, (5-year CMT + 2.53%)(a)(b)(j)	USD1,667	1,660,465
Cdc Data Centres Australia Pty. Ltd., 6.87%, 06/12/56, (3-mo. BB Swap + 2.40%)(b)	AUD2,570	1,828,598
Cipher Compute LLC, 7.13%, 11/15/30(c)(h)	USD2,584	2,635,708
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD1,889	1,981,522
Core Scientific Finance I LLC, 7.75%, 05/15/31(c)	USD8,070	7,902,348
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(a)	USD369	379,839
Fibercop SpA
4.75%, 06/30/30(a)	EUR702	818,257
5.38%, 04/15/31(a)	EUR12,800	15,174,589
Series 2033, 6.38%, 11/15/33(c)	USD892	876,203
Series 2034, 6.00%, 09/30/34(c)	USD294	283,318
Series 2036, 7.20%, 07/18/36(c)	USD4,403	4,468,737
Series 2038, 7.72%, 06/04/38(c)	USD1,878	1,947,554

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Iliad Holding SAS
6.88%, 04/15/31(a)	EUR5,195	$6,272,852
7.00%, 10/15/28(c)	USD3,932	3,941,512
7.00%, 04/15/32(c)	USD2,000	2,017,288
8.50%, 04/15/31(c)	USD1,320	1,388,509
Level 3 Financing, Inc.
6.88%, 06/30/33(c)	USD5,435	5,499,853
7.00%, 03/31/34(c)	USD403	409,939
7.50%, 02/15/37(c)(h)	USD1,762	1,750,011
8.50%, 01/15/36(c)	USD6,997	7,279,553
Liquid Telecommunications Financing PLC, 10.75%, 04/14/31(c)	USD321	334,399
Meridian Arc Holdco LLC, 6.25%, 04/30/31(c)	USD11,539	11,087,050
NEXTDC Ltd., 8.00%, 04/30/30, (3-mo. BB Swap + 3.50%)(b)	AUD5,000	3,593,365
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR9,275	10,668,054
Optics Bidco SpA, 5.25%, 03/17/55	EUR3,200	3,125,160
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(c)	USD9,694	9,128,056
Rogers Communications, Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(b)(c)(h)	USD2,630	2,619,600
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD3,252	3,271,515
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)	USD1,564	1,578,470
SoftBank Group Corp.
3.38%, 07/06/29(a)	EUR2,322	2,550,324
5.25%, 10/10/29(a)	EUR11,861	13,586,543
5.38%, 01/08/29(a)	EUR2,358	2,739,105
5.75%, 07/08/32(a)	EUR7,050	7,774,625
5.88%, 07/10/31(a)	EUR600	683,444
6.38%, 04/22/30(a)	EUR6,139	7,114,709
6.38%, 07/10/33(a)	EUR8,125	9,155,022
6.88%, (5-year USD ICE Swap + 4.85%)(a)(b)(j)	USD2,000	1,987,232
7.00%, 04/22/32(a)	EUR3,439	3,998,839
7.25%, 07/10/32(a)	USD1,000	949,455
7.38%, 04/22/34(a)	EUR5,759	6,700,168
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(c)	USD8,077	7,500,268
TDC Brands A/S, 8.00%, 04/30/31(a)	EUR5,801	6,647,975
Telecom Argentina SA, 9.25%, 05/28/33(c)(h)	USD622	666,199
Telecom Italia Capital SA, 7.72%, 06/04/38	USD1,162	1,299,853
Telecommunications Co. Telekom Srbija AD Belgrade, 7.25%, 05/18/31(c)	USD516	509,550
Telefonica Emisiones SA
4.38%, (5-year EURIBOR ICE Swap + 1.84%)(a)(b)(j)	EUR6,800	7,681,568
4.88%, (8-year EURIBOR ICE Swap + 2.13%)(a)(b)(j)	EUR5,200	5,863,545
Telefonica Europe BV, 2.50%, (7-year EUR Swap + 2.66%)(a)(b)(j)	EUR2,500	2,859,483
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(b)	USD2,677	2,668,289
6.63%, 06/09/56, (5-year CMT + 2.52%)(b)	USD3,710	3,623,445
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)	USD409	$412,273
Turk Telekomunikasyon A/S
6.95%, 10/07/32(c)(h)	USD870	857,028
7.38%, 05/20/29(a)	USD1,479	1,500,593
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(c)(h)	USD620	636,963
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)(h)	USD2,935	2,923,869
Uniti Services LLC, 7.50%, 10/15/33(c)	USD1,969	2,012,092
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(c)	USD961	957,783
Viasat, Inc., 5.63%, 04/15/27(c)(h)	USD4,465	4,455,244
VMED O2 U.K. Financing I PLC
4.50%, 07/15/31(a)	GBP2,854	3,151,222
4.75%, 07/15/31(c)	USD4,139	3,272,079
5.63%, 04/15/32(a)	EUR14,547	14,547,949
6.75%, 01/15/33(c)	USD3,726	2,982,938
7.75%, 04/15/32(c)	USD400	336,401
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(b)	USD5,655	5,183,068
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)	USD3,598	3,695,146
8.00%, 08/30/86, (5-year UK Government Bond + 3.84%)(a)(b)	GBP2,388	3,420,301
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD9,532	9,923,088
WULF Compute LLC, 7.75%, 10/15/30(c)(h)	USD6,502	6,755,363
Zayo Group Holdings, Inc., 9.25%, 03/09/30, (5.75 % Cash and 0.50 % PIK)(c)(i)	USD2,569	2,565,799
Zegona Finance PLC, 4.25%, 01/15/32(a)	EUR6,445	7,378,532
		345,142,605
Transportation — 0.4%
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP21,754	30,400,976
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR3,151	3,087,153
Ocado Group PLC, 10.50%, 08/08/29(a)	GBP2,600	3,602,188
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(b)	AUD6,030	4,302,115
Patrick Terminals Finance Pty Ltd., 5.55%, 10/22/35(a)	AUD4,000	2,674,940
SGL Group ApS
6.45%, 02/24/31, (3-mo. EURIBOR + 4.25%)(b)	EUR2,945	3,359,537
7.24%, 04/22/30, (3-mo. EURIBOR + 4.75%)(b)	EUR8,703	9,926,405
Transnet, 8.25%, 02/06/28(a)	USD3,150	3,254,454
XPO, Inc., 7.13%, 02/01/32(c)(h)	USD364	375,280
		60,983,048
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC
5.50%, 05/01/28(c)	USD800	797,342
7.00%, 05/01/31(c)	USD1,302	1,338,180
7.00%, 06/15/32(c)	USD110	112,313
7.88%, 12/01/30(c)	USD5,318	5,540,957
		7,788,792
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
WL Collateral CMO — 0.1%
Turquoise V Trust
5.36%, 06/12/67, (1-mo. BB Swap + 1.05%)(a)(b)	AUD5,900	$4,145,838
5.76%, 06/12/67, (1-mo. BB Swap + 1.45%)(a)(b)	AUD2,890	2,030,407
5.91%, 06/12/67, (1-mo. BB Swap + 1.60%)(a)(b)	AUD2,470	1,732,671
6.16%, 06/12/67, (1-mo. BB Swap + 1.85%)(a)(b)	AUD950	667,441
		8,576,357
Total Corporate Bonds & Notes — 37.9% (Cost: $6,168,533,903)		6,104,003,656
Fixed Rate Loan Interests
Chemicals — 0.0%
AM Green BV, Term Loan, 8.00%, 04/11/27(e)	$4,700	5,343,900
Software — 0.1%
Coreweave Compute Acquisition Co. IV LLC, 2026 Delayed Draw Term Loan, 5.83%, 03/31/32(e)(n)	16,968	16,967,439
Total Fixed Rate Loan Interests — 0.1% (Cost: $21,919,294)		22,311,339
Foreign Government Obligations
Angola — 0.0%
Angolan Government International Bonds
8.00%, 11/26/29(a)	USD816	833,340
9.24%, 01/15/31(a)	USD2,553	2,671,127
9.88%, 03/31/37(c)	USD536	555,945
		4,060,412
Argentina — 0.1%
Argentina Treasury Bond BONCER
0.00%, 12/15/27(g)	ARS1,863,891	3,208,177
0.00%, 09/29/28(g)	ARS5,132,868	2,734,890
Argentine Republic Government International Bonds
0.75%, 07/09/30(d)	USD677	591,725
4.75%, 07/09/35(d)	USD519	409,751
		6,944,543
Armenia — 0.0%
Republic of Armenia International Bonds, 6.75%, 03/12/35(c)(h)	USD547	567,671
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(a)	USD608	543,187
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(c)	USD1,291	1,372,759
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(c)(h)	USD1,380	1,427,458
Benin Sukuk SA, 6.20%, 01/29/33(a)	USD4,469	4,304,899
		5,732,357
Security	Par (000)	Value
Bolivia — 0.1%
Bolivian Government International Bonds
4.50%, 03/20/28(a)	USD2,878	$2,773,092
9.45%, 05/14/31(c)(h)	USD3,483	3,535,245
		6,308,337
Brazil — 1.2%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/26(g)	BRL444,906	85,901,772
0.00%, 04/01/27(g)	BRL127,818	23,195,167
Brazil Notas do Tesouro Nacional
6.00%, 08/15/30	BRL6	4,975,976
Series F, 10.00%, 01/01/27	BRL425,821	82,809,611
Series F, 10.00%, 01/01/29	BRL5,468	997,666
Brazilian Government International Bonds, 5.50%, 04/23/36	EUR321	364,757
		198,244,949
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(a)	USD776	738,845
Cameroon, United Republic of — 0.0%
Republic of Cameroon International Bonds, 8.88%, 01/30/33(a)	USD2,418	2,349,204
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 10/01/28(c)	CLP28,475,000	30,680,764
Chile Government International Bonds
2.55%, 07/27/33	USD7,962	6,684,099
2.75%, 01/31/27	USD3,464	3,421,462
3.75%, 01/14/32	EUR596	680,405
		41,466,730
Colombia — 0.5%
Colombia Government International Bonds
5.38%, 01/21/29	USD2,376	2,368,872
7.50%, 02/02/34	USD2,765	2,899,932
8.00%, 04/20/33	USD1,901	2,049,905
Colombian TES
12.50%, 02/27/30	COP26,636,900	8,403,129
13.25%, 02/09/33	COP48,510,800	15,995,585
Series B, 6.25%, 07/09/36	COP38,489,900	8,215,651
Series B, 7.00%, 06/30/32	COP13,423,900	3,334,680
Series B, 7.25%, 10/26/50	COP20,945,100	4,157,460
Series B, 7.75%, 09/18/30	COP143,995,700	38,822,683
		86,247,897
Congo — 0.0%
Congolese International Bonds, 9.50%, 02/17/35(a)	USD1,265	1,226,772
DRC International Bonds, 8.75%, 04/16/32(a)	USD1,618	1,665,682
		2,892,454
Czech Republic — 0.0%
Czech Republic Government Bonds, 4.00%, 04/04/44	CZK46,080	1,875,549
Dominican Republic — 0.1%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	USD4,100	3,932,884
5.88%, 01/30/60(a)	USD440	371,800
5.95%, 01/25/27(a)	USD4,837	4,857,654
10.75%, 06/01/36(c)	DOP475,500	8,931,035

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Dominican Republic (continued)
10.75%, 06/01/36(a)	DOP93,700	$1,759,912
		19,853,285
Ecuador — 0.0%
Ecuador Government International Bonds
6.90%, 07/31/35(a)(d)	USD1,627	1,465,399
8.75%, 01/29/34(c)	USD4,748	4,710,491
		6,175,890
Egypt — 0.3%
Egypt Government International Bonds
5.63%, 04/16/30(a)	EUR16,181	18,360,572
6.59%, 02/21/28(a)	USD1,642	1,648,026
7.50%, 01/31/27(a)	USD4,072	4,104,902
7.50%, 02/16/61(c)	USD779	645,012
7.90%, 02/21/48(a)	USD16,845	14,823,600
8.50%, 01/31/47(a)	USD2,454	2,301,852
8.50%, 01/31/47(c)(h)	USD685	642,530
8.63%, 02/04/30(a)	USD3,284	3,452,387
9.45%, 02/04/33(c)	USD627	681,373
		46,660,254
El Salvador — 0.0%
El Salvador Government International Bonds
8.63%, 02/28/29(a)	USD4,649	4,896,908
9.25%, 04/17/30(a)	USD764	818,809
		5,715,717
Ethiopia — 0.0%
Ethiopia International Bonds, 6.63%, 12/11/24(a)(k)(l)	USD3,252	3,501,559
France — 0.5%
French Republic Government Bonds OAT, 2.75%, 02/25/29(c)	EUR67,542	77,348,710
Gabon — 0.1%
Gabon Government International Bonds, 9.50%, 02/18/29(a)	USD10,048	9,802,326
Ghana — 0.1%
Ghana Government International Bonds
0.00%, 01/03/30(a)(g)	USD989	864,214
5.00%, 07/03/29(a)(d)	USD14,900	14,554,676
5.00%, 07/03/35(a)(d)	USD2,101	1,922,842
		17,341,732
Hungary — 0.4%
Hungary Government Bonds
3.00%, 10/27/38	HUF2,272,460	5,558,485
6.25%, 09/23/37	HUF1,511,940	5,038,876
7.00%, 10/24/35	HUF5,810,660	20,187,443
Hungary Government International Bonds
3.50%, 03/23/32(a)	EUR1,515	1,710,247
5.00%, 02/22/27(a)	EUR10,072	11,727,302
5.25%, 06/16/29(c)	USD856	859,980
5.50%, 06/16/34(a)	USD1,731	1,723,713
5.50%, 03/26/36(c)(h)	USD468	458,462
6.25%, 09/22/32(a)	USD6,456	6,736,449
6.75%, 09/23/55(c)	USD662	681,661
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)	EUR6,458	7,870,927
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD6,561	6,714,987
		69,268,532
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bonds
3.88%, 01/15/33	EUR589	$656,031
4.50%, 05/29/33	EUR555	636,599
Indonesia Treasury Bonds, 7.00%, 05/15/27	IDR356,905,000	19,821,378
		21,114,008
Italy — 2.9%
Italy Buoni Poliennali Del Tesoro
2.40%, 03/15/29(a)	EUR67,542	76,577,560
2.85%, 02/01/31(a)	EUR187,987	212,494,744
3.45%, 02/01/36(a)	EUR107,714	119,629,502
3.65%, 08/01/35(a)(c)	EUR50,682	57,486,160
		466,187,966
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(a)	EUR1,314	1,538,453
6.38%, 03/03/28(a)	USD3,598	3,620,392
6.75%, 02/25/41(c)(h)	USD1,793	1,686,621
7.63%, 01/30/33(a)	USD728	761,459
8.08%, 04/01/36(c)	USD797	847,410
		8,454,335
Jordan — 0.1%
Jordan Government International Bonds
5.85%, 07/07/30(a)	USD677	676,221
7.50%, 01/13/29(c)	USD542	559,973
7.50%, 01/13/29(a)	USD6,854	7,081,279
7.75%, 01/15/28(a)	USD2,023	2,073,575
		10,391,048
Kazakhstan — 0.0%
Baiterek National Managing Holding JSC, 5.45%, 05/08/28(a)	USD1,331	1,333,396
Development Bank of Kazakhstan JSC
13.49%, 05/23/28(c)	KZT337,500	678,124
13.49%, 05/23/28(a)	KZT115,500	232,069
17.30%, 07/03/28(a)	KZT328,500	699,872
		2,943,461
Kenya — 0.1%
Republic of Kenya Government International Bonds
7.88%, 10/09/33(a)	USD6,806	6,649,666
7.88%, 02/26/34(c)	USD2,959	2,862,714
9.75%, 02/16/31(c)(h)	USD599	635,383
9.75%, 02/16/31(a)	USD3,393	3,599,091
		13,746,854
Kuwait — 0.0%
Kuwait International Government Bonds, 5.04%, 07/29/29(a)	USD1,360	1,359,592
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bonds
7.75%, 06/03/30(c)	USD2,137	2,155,101
7.75%, 06/03/30(a)	USD4,028	4,062,117
		6,217,218
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(c)	USD1,295	1,283,449
Lebanon — 0.1%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(k)(l)	USD1,555	414,423
6.10%, 10/04/22(a)(k)(l)	USD2,178	576,146
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lebanon (continued)
6.20%, 02/26/25(a)(k)(l)	USD8,993	$2,392,138
6.60%, 11/27/26(a)(k)(l)	USD17,986	4,811,255
6.65%, 04/22/24(a)(k)(l)	USD1,103	295,053
6.65%, 04/22/24(a)	USD247	66,073
6.85%, 03/23/27(a)(k)(l)	USD1,965	535,013
7.00%, 03/23/32(a)(k)(l)	USD6,329	1,727,817
		10,817,918
Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27(a)	EUR547	637,087
Mexico — 0.8%
Eagle Funding Luxco SARL
5.50%, 08/17/30(c)	USD2,897	2,892,865
5.50%, 08/17/30(a)	USD8,276	8,264,186
Mexican Bonos
7.00%, 09/03/26	MXN916,086	52,908,235
8.00%, 04/29/55	MXN86,617	4,178,459
8.50%, 03/01/29	MXN377,549	22,122,683
Series M, 7.75%, 11/13/42	MXN271,440	13,196,127
Series M 20, 8.50%, 05/31/29	MXN58,577	3,427,842
Mexico Government International Bonds
5.38%, 03/22/33	USD6,946	6,702,890
6.00%, 05/13/30	USD3,547	3,629,911
7.38%, 05/13/55	USD12,738	12,827,166
		130,150,364
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(a)	USD2,500	2,536,425
Development Bank of Mongolia LLC, 6.90%, 07/02/31(c)(h)	USD1,927	1,902,431
Mongolia Government International Bonds, 6.63%, 02/25/30(a)	USD1,368	1,397,904
		5,836,760
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27(a)	EUR575	650,735
Morocco — 0.0%
Morocco Government International Bonds
2.38%, 12/15/27(a)	USD823	793,545
4.75%, 04/02/35(c)	EUR938	1,076,927
5.95%, 03/08/28(c)	USD468	473,429
		2,343,901
Mozambique — 0.0%
Mozambique International Bonds, 9.00%, 09/15/31(a)(d)	USD1,377	1,245,152
Nigeria — 0.2%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	USD8,600	8,614,276
7.14%, 02/23/30(a)	USD4,260	4,353,188
8.38%, 03/24/29(a)	USD5,843	6,158,522
9.13%, 01/13/46(c)	USD3,948	4,366,488
10.38%, 12/09/34(c)	USD734	874,891
		24,367,365
Oman — 0.1%
Oman Government International Bonds, 6.00%, 08/01/29(a)	USD6,614	6,744,825
Security	Par (000)	Value
Pakistan — 0.1%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	USD2,173	$2,208,311
Pakistan Government International Bonds
6.88%, 12/05/27(a)	USD9,342	9,396,184
6.98%, 04/24/29(a)	USD1,248	1,229,941
7.38%, 04/08/31(a)	USD5,657	5,543,860
		18,378,296
Panama — 0.1%
Panama Government International Bonds, 2.25%, 09/29/32	USD8,114	6,689,182
Paraguay — 0.1%
Paraguay Government International Bonds
5.85%, 08/21/33(a)	USD6,598	6,692,616
8.50%, 04/04/38(c)	PYG26,884,000	4,320,140
		11,012,756
Peru — 0.2%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(a)	USD9,128	8,849,596
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(a)	USD1,148	1,144,418
Peruvian Government International Bonds
3.00%, 01/15/34	USD7,867	6,666,417
6.20%, 06/30/55	USD386	380,017
7.60%, 08/12/39(a)	PEN29,013	9,169,816
		26,210,264
Philippines — 0.3%
Philippines Government Bonds, 6.00%, 08/20/30	PHP2,045,465	31,968,767
Philippines Government International Bonds
4.63%, 07/17/28	USD3,419	3,421,393
6.38%, 07/27/30	PHP689,620	10,938,048
		46,328,208
Poland — 0.5%
Republic of Poland Government Bonds
2.00%, 08/25/36	PLN12,104	2,909,049
4.00%, 07/25/31	PLN22,284	5,653,456
4.75%, 07/25/29	PLN23,259	6,239,228
5.00%, 10/25/34	PLN64,392	16,585,596
5.00%, 10/25/35	PLN100,742	25,612,523
5.75%, 04/25/29	PLN40,914	11,271,790
Republic of Poland Government International Bonds
4.88%, 02/12/30	USD6,108	6,140,372
4.88%, 10/04/33	USD519	507,364
5.50%, 04/04/53	USD786	705,734
		75,625,112
Romania — 0.4%
Romania Government Bonds
4.25%, 04/28/36	RON37,025	6,699,329
6.75%, 04/25/35	RON35,430	7,772,395
Romanian Government International Bonds
2.12%, 07/16/31(a)	EUR1,515	1,547,215
2.75%, 04/14/41(a)	EUR3,160	2,396,665
3.00%, 02/14/31(a)	USD4,392	3,915,512
3.63%, 03/27/32(a)	USD4,158	3,705,194
4.63%, 03/04/33(c)	EUR846	933,737
5.25%, 11/25/27(c)	USD314	313,601
5.25%, 11/25/27(a)	USD5,796	5,788,639
5.25%, 03/10/30(a)	EUR7,342	8,715,254
5.75%, 09/16/30(c)	USD2,234	2,230,146

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania (continued)
5.88%, 01/30/29(a)	USD18,668	$18,780,195
6.25%, 09/10/34(c)	EUR1,221	1,464,055
6.50%, 10/07/45(c)	EUR755	856,872
6.63%, 02/17/28(a)	USD896	911,779
6.75%, 07/11/39(c)	EUR540	644,408
		66,674,996
Saudi Arabia — 0.1%
Saudi Government International Bonds
4.75%, 01/18/28(a)	USD7,908	7,896,059
5.00%, 01/18/53(c)	USD1,206	983,396
5.00%, 01/18/53(a)	USD2,937	2,394,889
5.13%, 01/13/28(c)	USD4,367	4,382,066
5.38%, 01/13/31(a)	USD6,685	6,738,480
		22,394,890
Senegal — 0.0%
Senegal Government International Bonds, 4.75%, 03/13/28(a)	EUR4,517	2,958,367
Serbia — 0.0%
Serbia International Bonds
4.25%, 05/06/31(c)	EUR441	500,946
6.00%, 06/12/34(c)	USD746	747,149
6.50%, 09/26/33(a)	USD528	546,422
		1,794,517
South Africa — 0.9%
Republic of South Africa Government Bonds
7.00%, 02/28/31	ZAR1,070,377	62,070,062
8.00%, 01/31/30	ZAR1,096,019	66,472,101
8.75%, 02/28/48	ZAR196,292	11,264,121
8.88%, 02/28/35	ZAR28,439	1,749,214
Republic of South Africa Government International Bonds
5.00%, 10/12/46	USD765	576,328
5.75%, 09/30/49	USD1,365	1,108,012
7.10%, 11/19/36(c)	USD741	774,908
7.25%, 12/11/55(c)	USD468	446,411
7.95%, 11/19/54(c)	USD945	979,729
		145,440,886
Spain — 2.8%
Spain Government Bonds
2.35%, 03/31/29	EUR64,175	72,902,819
2.60%, 05/31/31	EUR109,860	123,887,916
2.70%, 01/31/30	EUR35,629	40,697,308
3.30%, 04/30/36(c)	EUR138,913	156,513,023
3.40%, 10/31/36(c)	EUR30,914	34,953,529
3.45%, 10/31/34(a)(c)	EUR16,842	19,419,796
		448,374,391
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(d)	USD212	215,335
3.10%, 01/15/30(c)(d)	USD1,775	1,799,827
3.35%, 03/15/33(c)(d)	USD3,522	3,332,489
3.35%, 03/15/33(a)(d)	USD405	383,327
3.60%, 06/15/35(a)(d)	USD2,600	2,138,110
3.60%, 06/15/35(c)(d)	USD2,344	1,927,068
3.60%, 05/15/36(c)(d)	USD1,665	1,669,327
3.60%, 02/15/38(c)(d)	USD3,243	3,263,423
4.00%, 04/15/28(a)	USD5,348	5,131,190
4.00%, 04/15/28(c)	USD1,239	1,188,806
		21,048,902
Security	Par (000)	Value
Supranational — 0.0%
African Export-Import Bank(The)
3.99%, 09/21/29(a)	USD3,353	$3,190,916
6.25%, 01/23/32(c)	USD1,507	1,504,428
European Bank for Reconstruction & Development, 0.00%, 03/03/28(g)	TRY101,500	1,235,184
		5,930,528
Suriname — 0.0%
Suriname Government International Bonds, 8.50%, 11/06/35(c)	USD657	707,464
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(c)	USD669	677,088
Turkey — 0.2%
Turkiye Government Bonds
26.20%, 10/05/33	TRY234,670	4,012,195
27.70%, 09/27/34	TRY202,846	3,630,845
30.00%, 09/12/29	TRY107,779	1,976,686
33.90%, 10/02/30	TRY57,000	1,143,224
Turkiye Government International Bonds
6.30%, 03/14/33	USD652	625,007
6.95%, 09/16/35	USD2,527	2,466,099
7.13%, 02/12/32	USD1,265	1,275,158
9.13%, 07/13/30	USD3,815	4,139,733
9.38%, 01/19/33	USD4,935	5,505,437
		24,774,384
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/30(a)(d)	USD25	18,213
3.00%, 02/01/34(a)(d)	USD64	36,307
3.00%, 02/01/35(a)(d)	USD54	32,373
3.00%, 02/01/36(a)(d)	USD54	32,305
4.50%, 02/01/29(a)(d)	USD225	190,751
4.50%, 02/01/34(a)(d)	USD150	104,626
		414,575
United Arab Emirates — 0.0%
Abu Dhabi Government International Bonds, 4.88%, 04/30/29(a)	USD4,322	4,327,100
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(a)	USD891	598,975
		4,926,075
United Kingdom — 0.1%
United Kingdom Gilt, 4.38%, 03/07/30(a)	GBP15,219	20,400,799
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds
5.38%, 05/29/27(c)	EUR704	819,611
7.85%, 10/12/28(c)	USD517	542,255
7.85%, 10/12/28(a)	USD6,700	7,027,295
16.63%, 05/29/27(a)	UZS15,430,000	1,346,370
		9,735,531
Zambia — 0.0%
Zambia Government International Bonds, 5.75%, 06/30/33(a)(d)	USD3,675	3,588,071
Total Foreign Government Obligations — 14.2% (Cost: $2,293,570,246)		2,293,590,219
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	$1,330	$1,380,418
Total Municipal Debt Obligations — 0.0% (Cost: $1,330,000)		1,380,418
U.S. Government Agency Obligations
Mortgage-Backed Securities — 25.0%
Uniform Mortgage-Backed Securities
2.50%, 08/13/56(o)	624,239	508,845,582
2.50%, 09/14/56(o)	558,839	455,338,616
3.00%, 08/13/56(o)	48,200	41,084,837
3.00%, 09/14/56(o)	48,200	41,052,830
3.50%, 08/13/56(o)	1,477,084	1,310,161,520
3.50%, 09/14/56(o)	356,100	315,621,444
4.00%, 08/13/56(o)	277,077	252,915,353
4.50%, 08/13/56(o)	46,634	43,785,965
5.50%, 08/13/56(o)	129,548	128,201,380
5.50%, 09/14/56(o)	566,736	560,003,664
6.00%, 08/13/56(o)	373,469	377,581,536
		4,034,592,727
U.S. Government Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55(h)	6,290	5,908,102
Total U.S. Government Agency Obligations — 25.1% (Cost: $4,090,141,292)		4,040,500,829
Floating Rate Loan Interests(b)
Advertising — 0.0%
Neptune Bidco U.S., Inc., 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.38%, 02/03/33	EUR1,500	1,721,941
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.99%, 02/15/29	USD2,985	2,468,973
		4,190,914
Aerospace & Defense — 0.0%
Aernnova Aerospace S.A.U, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.55%, 02/27/30	EUR1,000	1,160,841
Auto Parts & Equipment — 0.1%
Autodoc Holding SE, EUR Term Loan B, 07/15/33(n)	EUR2,000	2,260,174
Clarios Global LP, 2026 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.94%, 01/28/32	EUR3,000	3,461,421
Foxtrott Bidco Gmbh, EUR Term Loan B, 07/07/33(n)	EUR2,000	2,302,264
		8,023,859
Beverages — 0.0%
Blitz 26-281 SE, EUR Term Loan B, 05/27/33(n)	EUR1,000	1,158,339
Building Materials — 0.1%
Endeavour Trade Invt Ltd., Term Loan, 0.00%, 10/30/26	USD4,000	3,994,000
Security	Par (000)	Value
Building Materials (continued)
Hestiafloor 2 SASU, 2026 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.29%, 02/27/30	EUR1,500	$1,738,373
Tulip Holdco DE LLC, EUR Term Loan B, 07/22/33(n)	EUR7,283	8,234,622
		13,966,995
Chemicals — 0.1%
BASF Coatings, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.04%, 06/29/33	EUR1,000	1,157,682
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 6.69%, 04/02/29	EUR3,000	2,784,857
Nobian Finance BV, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.65%), 6.16%, 07/02/29	EUR1,750	1,958,097
Rain Carbon GmbH, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.39%, 10/31/28	EUR1,808	2,072,373
		7,973,009
Commercial Services — 0.4%
Albion Financing 3 SARL, 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.48%, 05/21/31	EUR1,500	1,741,919
AlixPartners LLP, 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.29%, 08/12/32	EUR2,957	3,419,745
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/20/32	USD1,102	1,104,967
Anticimex Global AB, 2025 AUD Term Loan B, (3-mo. BBSY at 0.50% Floor + 4.00%), 8.47%, 11/17/31(n)	AUD12,000	8,317,144
Anticimex International AB, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.38%, 11/16/31	EUR1,350	1,564,053
Atlas Luxco 4 SARL, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.94%, 08/20/32	EUR1,526	1,766,113
Belron U.K. Finance PLC, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.25%), 4.47%, 10/16/31	EUR3,377	3,896,871
Boluda Towage, S.L., 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 5.04%, 06/30/33	EUR1,067	1,234,135
Cervantes Bidco SL, 2026 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.00%), 5.52%, 12/03/31	EUR1,483	1,718,303
Eagle Bidco Ltd., 2026 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.44%, 02/29/32	EUR3,000	3,440,838
Financiere Pax SAS, 2025 EUR Repriced Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.09%, 12/31/29	EUR4,133	4,782,225
Fugue Finance BV, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 4.98%, 01/09/32	EUR2,000	2,301,203

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Holding Socotec SAS, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.29%, 06/02/31	EUR1,938	$2,244,595
Inspired FinCo Holdings Ltd., 2026 EUR Term Loan B8, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 5.19%, 02/28/31	EUR1,923	2,222,805
ION Platform Finance Sarl, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.29%, 10/07/32	EUR2,957	2,596,495
Modulaire Group Holdings Ltd., 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.43%), 6.72%, 07/10/31	EUR2,500	2,442,343
Obol France 3 SAS, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.53%, 12/31/28	EUR917	1,059,248
OCS Group Holdings Ltd.
2025 EUR Term Loan B4, (6-mo. EURIBOR at 0.00% Floor + 4.25%), 6.74%, 11/28/31	EUR2,076	2,410,274
2026 GBP Term Loan B5, (6-mo. SONIA at 0.00% Floor + 5.25%), 8.98%, 11/28/31	GBP1,000	1,351,120
Sector Alarm Holding A/S, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.23%, 06/14/32	EUR1,000	1,149,909
Techem Verwaltungsgesellschaft 675 mbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 4.98%, 07/15/32	EUR2,000	2,303,647
TMF Group Holding BV, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.57%, 05/30/33	EUR1,300	1,494,103
Trevise Holdings 1 SAS, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.45%), 5.64%, 07/09/29	EUR1,000	1,163,447
Verisure Holding AB, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.00%), 4.20%, 11/03/32	EUR2,000	2,316,793
		58,042,295
Computers — 0.0%
McAfee Corp., 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.69%, 03/01/29	EUR1,595	1,689,065
Cosmetics & Personal Care — 0.0%
Rainbow U.K. Bidco Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.39%, 02/23/29	EUR1,000	1,161,153
Distribution & Wholesale — 0.0%
Parts Europe SA, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 4.99%, 02/06/31	EUR2,000	2,308,214
Diversified Financial Services — 0.2%
Garfunkelux Holdco 3 SA, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 7.04%, 08/01/28	EUR8,000	8,971,506
NWL Co. LLC, Term Loan, (3-mo. CME Term SOFR + 6.00%), 9.66%, 03/09/31(e)	USD3,200	3,171,371
Sapiencia Bidco SL, EUR Term Loan B, 02/18/33(n)	EUR1,300	1,500,744
Security	Par (000)	Value
Diversified Financial Services (continued)
Talbot Participation SAS, EUR Refinance Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.29%, 07/07/32	EUR1,000	$1,156,932
Upswing Trustee Co. Ltd., Term Loan, 0.00%, 07/09/28	USD8,061	8,060,533
Vehis Auto Leasing 2025 Designated Activity Co., PLN Mezzanine Revolver, (3-mo. WIBOR + 5.50%), 9.33%, 06/10/32(e)	PLN13,663	3,657,503
		26,518,589
Electrical Components & Equipment — 0.0%
Saphira Holdings SARL, 2026 EUR Term Loan B, 06/10/33(n)	EUR2,000	2,313,518
SGB-SMIT Midco GmbH, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.94%, 03/10/33	EUR1,500	1,734,049
		4,047,567
Engineering & Construction — 0.0%
Platea BC Bidco AB
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.79%, 04/03/31	EUR1,667	1,935,523
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.79%, 04/03/31	EUR333	387,105
		2,322,628
Entertainment — 0.4%
Allwyn Entertainment Financing U.K. PLC, 2026 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.69%, 03/30/32	EUR5,679	6,523,263
Banijay Gaming SAS, 2026 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.23%, 12/10/31	EUR12,219	14,102,758
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 06/03/33	USD32,967	32,987,365
Entain Holdings Gibraltar Ltd., 2024 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.79%, 06/30/28	EUR974	1,133,576
Qsrp Finco SARL, 2025 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.44%, 06/19/31	EUR1,000	1,138,159
		55,885,121
Food — 0.1%
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.49%, 05/14/31	EUR2,000	2,189,255
Froneri Lux FinCo SARL
2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 5.43%, 09/30/31	EUR1,500	1,714,953
2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 3.00%), 5.68%, 09/30/32	EUR4,128	4,726,394
Market Bidco Ltd., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.73%, 11/04/30	EUR2,000	2,307,983
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Platform Bidco Ltd., 2026 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.50%, 09/30/31	EUR3,000	$3,420,531
		14,359,116
Food Service — 0.0%
Gategroup Finance International SARL, EUR Repriced Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.82%, 06/10/32	EUR1,478	1,712,120
Seashell Bidco SL, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.81%, 12/17/32	EUR3,107	3,599,412
		5,311,532
Forest Products & Paper — 0.0%
Ahlstrom Holding 3 OY, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.04%, 05/27/30	EUR3,000	3,466,818
Health Care - Products — 0.0%
Argent Bidco SAS, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.54%, 04/14/33(n)	EUR1,300	1,507,924
Health Care - Services — 0.1%
Elsan SAS, 2025 EUR Term Loan B6, (3-mo. EURIBOR at 0.00% Floor + 3.40%), 5.78%, 06/16/31	EUR2,000	2,247,351
Median BV, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.25%), 7.54%, 10/14/30	EUR2,000	2,303,993
Mehilainen Yhtiot Oy, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.19%, 08/05/31	EUR1,000	1,157,474
Ramsay Generale de Sante SA, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.96%, 07/22/33	EUR1,000	1,134,896
Schoen Klinik SE, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 5.05%, 01/12/31	EUR3,110	3,585,806
Vivalto Sante Investissement SA, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.29%, 07/21/31	EUR3,000	3,452,046
		13,881,566
Home Furnishings — 0.0%
Osmosis Buyer Ltd., 2026 EUR Term Loan B, 07/05/33(n)	EUR1,400	1,614,410
Hotels, Restaurants & Leisure — 0.0%
Elvis UK Holdco Ltd., 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.93%), 5.33%, 10/31/31	EUR2,500	2,886,478
Internet — 0.0%
ZF Invest SAS, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.95%, 05/06/33	EUR1,000	1,145,458
Machinery — 0.1%
Engineered Machinery Holdings, Inc., 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.41%, 11/26/32	EUR1,979	2,282,523
Security	Par (000)	Value
Machinery (continued)
Rubix Group Midco 3 Ltd., 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.73%, 09/30/31	EUR2,000	$2,305,008
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, (6-mo. EURIBOR at 0.00% Floor + 3.00%), 5.68%, 04/30/30	EUR4,900	5,676,144
		10,263,675
Machinery - Diversified — 0.0%
INNIO Group Holding GmbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.00%), 4.25%, 11/02/31	EUR2,266	2,605,361
Manufacturing — 0.1%
Kersia International SAS, 2026 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.79%, 12/18/30	EUR2,414	2,799,888
Syntegon TopCo GmbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.79%, 12/30/32	EUR3,900	4,511,631
VDK Groep BV, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.44%, 02/23/32	EUR1,300	1,508,779
		8,820,298
Media — 0.0%
Discovery Global Holdings, Inc., 2026 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.69%, 06/03/33	EUR1,300	1,498,630
Ziggo BV, 2026 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.97%, 05/31/33	EUR4,650	5,050,177
		6,548,807
Oil & Gas — 0.1%
Golden Energy and Resources Ltd., PIK Term Loan, 0.00%, 07/18/29(e)	USD6,500	6,435,000
Vital Bidco AB, 2026 EUR Term Loan B, 07/22/33(n)	EUR3,000	3,459,450
		9,894,450
Oil & Gas Services — 0.0%
EG Finco Ltd., 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.73%, 02/10/31	EUR5,000	5,764,596
Packaging & Containers — 0.0%
Proampac PG Borrower LLC, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.31%, 03/07/33	EUR2,000	2,306,300
Sword Purchaser LLC, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.25%), 6.44%, 04/11/33	EUR3,559	4,053,585
		6,359,885
Pharmaceuticals — 0.1%
Aenova Holding GmbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 5.07%, 08/22/31	EUR1,000	1,163,032
Althea Acquisition Bidco SARL (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.54%, 01/20/33(b)(n)	EUR1,678	1,933,476
Boots Group Bidco Ltd. (The), EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.63%, 08/30/32	EUR3,200	3,714,914

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Ceva Sante Animale, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.29%, 11/12/30	EUR2,000	$2,323,182
Loire Finco Luxembourg S.a.r.l., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 01/21/30	USD1,898	1,903,690
Nidda Healthcare Holding GmbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.20%, 12/09/32	EUR5,696	6,525,864
Septodont Holding SAS, EUR Term Loan B, 06/30/33(n)	EUR1,300	1,509,094
		19,073,252
Retail — 0.0%
CD&R Firefly Bidco Ltd., 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.46%, 07/03/31	EUR1,000	1,154,903
Peer Holding III B V, 2025 EUR Term Loan B7, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 5.04%, 11/26/31	EUR2,800	3,237,892
SP Motion Holdco Ltd., EUR Term Loan B, 06/24/33(n)	EUR2,000	2,300,949
		6,693,744
Software — 0.1%
Cloud Software Group, Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.29%, 08/13/32	EUR4,547	4,934,738
Coreweave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.14%, 11/17/31	USD1,162	1,159,005
Finastra USA, Inc., 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.90%, 09/15/32	EUR2,797	3,058,978
OAK-Eagle Acquireco, Inc., EUR Term Loan B, 08/04/33(n)	EUR2,500	2,892,013
		12,044,734
Telecommunications — 0.1%
Eircom Finco S.a.r.l., 2026 EUR Term Loan B, (1-mo. EURIBOR + 2.50%), 4.76%, 05/15/32	EUR1,000	1,150,140
NJJ Continental SA, EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 2.25%), 4.52%, 01/30/32	EUR1,362	1,566,478
Odido Holding BV
2025 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 2.65%), 4.94%, 03/30/29	EUR2,000	2,297,651
2026 EUR Term Loan B, 03/30/32(n)	EUR1,000	1,148,826
Telenet International Finance SARL, 2020 EUR Term Loan AQ, (1-mo. EURIBOR at 0.00% Floor + 2.25%), 4.47%, 04/30/29	EUR2,000	2,282,914
VMED O2 UK Holdco 4 Ltd., 2025 EUR Term Loan AE, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.47%, 01/31/33	EUR1,500	1,512,073
Zegona Holdco Ltd., 2026 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 1.75%), 4.63%, 01/14/32	EUR1,500	1,722,460
		11,680,542
Security	Par (000)	Value
Transportation — 0.0%
Edge Finco PLC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.20%, 08/22/31	EUR1,000	$1,158,097
Trucking & Leasing — 0.0%
Leased & Tenanted Pubs 1 Ltd., GBP 2nd Lien Term Loan, (6-mo. SONIA at 0.00% Floor + 9.38%), 13.10%, 10/31/29(e)	GBP5,249	6,720,165
Total Floating Rate Loan Interests — 2.1% (Cost: $342,946,824)		340,249,497
	Shares
Common Stocks
Beverages — 0.0%
New Kleo Holding Co.(e)	586,449	1,318,714
Real Estate Management & Development — 0.0%
Estately Opco, NVS(e)(p)	719	359,500
Estately Opco, NVS	359,500	359,500
Estately Opco, NVS, 479.59%(e)	337	—
Estately Propco, NVS(e)	99,409	99,409
		818,409
Total Common Stocks — 0.0% (Cost $4,949,518)		2,137,123
Investment Companies
Exchange Traded Funds — 2.5%
iShares iBoxx $ High Yield Corporate Bond ETF(h)(q)	2,950,371	234,495,487
iShares iBoxx $ Investment Grade Corporate Bond ETF(h)(q)	1,604,700	170,499,375
		404,994,862
Total Investment Companies — 2.5% (Cost $409,307,053)		404,994,862
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%, 10/15/27(f)	12,300	821,763
Interactive Media & Services — 0.0%
Alphabet, Inc., Series A, 6.25%, 05/15/29(f)	24,350	1,221,396
Alphabet, Inc., Series B, 6.25%, 05/15/29(f)	24,350	1,222,370
		2,443,766
Total Preferred Stocks — 0.0% (Cost $3,022,325)		3,265,529
Warrants
Oil & Gas — 0.1%
Caturus LLC (e)(p)	258,630	5,255,362
Total Warrants — 0.1% (Cost $3,010,380)		5,255,362
Total Long-Term Investments — 117.0% (Cost: $18,973,517,664)		18,853,052,558
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(q)(r)(s)	1,321,500,748	$1,321,897,199
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(q)(r)	100,000	100,000
Total Short-Term Securities — 8.2% (Cost: $1,321,903,494)		1,321,997,199
Options Purchased — 0.0% (Cost: $5,636,949)		4,369,994
Total Investments Before TBA Sales Commitments and Options Written — 125.2% (Cost: $20,301,058,107)		20,179,419,751
	Par (000)
TBA Sales Commitments(o)
Mortgage-Backed Securities — (8.4)%
Uniform Mortgage-Backed Securities
2.50%, 08/13/56	(558,839)	(455,535,082)
2.50%, 09/14/56	(518,536)	(422,499,866)
3.00%, 08/13/56	(48,200)	(41,084,837)
3.00%, 09/14/56	(48,200)	(41,052,830)
3.50%, 08/13/56	(445,852)	(395,467,237)
Total TBA Sales Commitments — (8.4)% (Proceeds: $(1,359,585,315))		(1,355,639,852)
Options Written — (0.1%) (Premiums Received: $(13,067,241))		(17,782,222)
Total Investments, Net of TBA Sales Commitments and Options Written — 116.7% (Cost: $18,928,405,551)		18,805,997,677
Liabilities in Excess of Other Assets — (16.7)%		(2,687,524,856)
Net Assets — 100.0%		$16,118,472,821

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Convertible security.
(g)	Zero-coupon bond.
(h)	All or a portion of this security is on loan.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $12,455,575, representing 0.1% of its net assets as of period end, and an original cost of $12,588,381.

(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Represents or includes a TBA transaction.
(p)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
(s)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,088,388,845	$233,862,882 (a)	$—	$(424,756)	$70,228	$1,321,897,199	1,321,500,748	$27,741,218	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	3,779	—
iShares iBoxx $ High Yield Corporate Bond ETF	178,854,824	1,139,304,072	(1,078,550,920)	615,052	(5,727,541)	234,495,487	2,950,371	9,463,201	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	519,827,889	(343,524,497)	(2,504,189)	(3,299,828)	170,499,375	1,604,700	3,858,391	—
				$(2,313,893)	$(8,957,141)	$1,726,992,061		$41,066,589	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	414	09/08/26	$55,484	$(877,885)
Euro OAT	552	09/08/26	74,558	(739,814)
Euro-Schatz	7,391	09/08/26	898,786	(2,071,871)
Short-Term Euro BTP	505	09/08/26	61,929	(169,851)
10-Year Japanese Government Treasury Bonds	60	09/14/26	47,919	(150,914)
Ultra U.S. Treasury Bonds	308	09/21/26	33,899	(1,954,174)
Long Gilt	165	09/28/26	19,233	(371,851)
2-Year U.S. Treasury Notes	8,231	09/30/26	1,693,078	(3,625,594)
3-mo. SOFR	871	03/14/28	208,790	(1,763,419)
3-mo. SOFR	871	03/20/29	208,866	(1,207,948)
				(12,933,321)
Short Contracts
Euro BOBL	3,485	09/08/26	457,492	568,750
Euro BUXL	176	09/08/26	21,477	416,828
Euro-Bond	341	09/08/26	48,901	261,596
Australian 10-Year Treasury Bonds	445	09/15/26	33,856	(84,601)
10-Year U.S. Treasury Notes	11,740	09/21/26	1,270,488	9,360,959
10-Year U.S. Ultra Treasury Notes	130	09/21/26	14,296	224,198
U.S. Long Bonds	951	09/21/26	103,302	2,237,777
5-Year U.S. Treasury Notes	10,109	09/30/26	1,072,739	6,074,038
3-mo. SOFR	137	03/16/27	32,859	4,814
				19,064,359
				$6,131,038
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	62,743,600,000	USD	18,454,000	Barclays Bank PLC	08/03/26	$1,432,910
USD	20,030,392	COP	62,743,600,000	Barclays Bank PLC	08/03/26	143,481
BRL	1,854,937,337	USD	363,739,278	Barclays Bank PLC	08/04/26	2,187,423
BRL	35,652,288	USD	7,021,899	Citibank N.A.	08/04/26	11,290
BRL	104,292,699	USD	20,021,635	Goldman Sachs International	08/04/26	552,366
PEN	106,515,203	USD	31,117,500	Citibank N.A.	08/12/26	214,915
MXN	105,709,500	USD	5,922,603	BNP Paribas SA	08/18/26	173,664
MXN	66,671,600	USD	3,633,153	Goldman Sachs International	08/18/26	211,799
MXN	79,234,300	USD	4,291,374	HSBC Bank PLC	08/18/26	278,068
MXN	911,189,000	USD	48,388,758	Morgan Stanley & Co. International PLC	08/18/26	4,159,514
AUD	2,089,000	USD	1,446,619	Barclays Bank PLC	08/19/26	22,920
COP	654,463,938	USD	188,648	Citibank N.A.	08/19/26	18,079
JPY	139,302,430	USD	873,085	Goldman Sachs International	08/19/26	3,461
USD	541,964	CNH	3,646,973	State Street Bank & Trust Company	08/19/26	1,310
USD	771,589	EUR	663,450	Deutsche Bank AG	08/19/26	6,078
USD	73,092	HUF	22,053,941	HSBC Bank PLC	08/19/26	3,438
USD	35,727	TWD	1,129,085	HSBC Bank PLC	08/19/26	713
CNH	7,766,770	USD	1,149,849	Morgan Stanley & Co. International PLC	08/24/26	1,951
CZK	120,207,292	USD	5,665,185	Citibank N.A.	08/24/26	59,055
PEN	49,319,082	USD	14,483,719	Barclays Bank PLC	08/24/26	17,753
PHP	311,069,556	USD	5,076,200	Deutsche Bank AG	08/24/26	3,730
PLN	8,600,699	USD	2,284,933	State Street Bank & Trust Company	08/24/26	17,298
TRY	72,130,646	USD	1,475,039	BNP Paribas SA	08/24/26	17,178
USD	1,149,947	CNH	7,740,732	Deutsche Bank AG	08/24/26	2,009
USD	382,749	CZK	7,965,609	Societe Generale	08/24/26	3,429
USD	20,426,999	HUF	6,190,095,609	HSBC Bank PLC	08/24/26	880,954
USD	4,878,585	HUF	1,530,251,702	UBS AG	08/24/26	46,613
USD	64,530,033	IDR	1,145,859,792,063	Barclays Bank PLC	08/24/26	1,093,258
USD	94,927,044	MXN	1,641,544,893	Goldman Sachs International	08/24/26	307,029
USD	22,064,634	PEN	74,781,606	Citibank N.A.	08/24/26	76,322
USD	58,012,599	PHP	3,503,380,854	Barclays Bank PLC	08/24/26	800,533
USD	95,355,169	PLN	349,049,991	Citibank N.A.	08/24/26	1,921,635
USD	127,622,848	ZAR	2,074,152,059	BNP Paribas SA	08/24/26	2,271,819
AUD	26,479,000	USD	18,470,286	JPMorgan Chase Bank N.A.	08/26/26	154,425
CNH	318,700,088	USD	47,147,006	Barclays Bank PLC	08/26/26	122,225
COP	59,263,506,963	USD	18,092,689	Citibank N.A.	08/26/26	596,359
CZK	240,658,020	USD	11,354,375	Citibank N.A.	08/26/26	105,896
EUR	2,201,100	HUF	802,910,875	UBS AG	08/26/26	5,343
GBP	276,400	USD	369,608	BNP Paribas SA	08/26/26	2,902
HUF	11,447,863,216	USD	35,849,633	Deutsche Bank AG	08/26/26	295,229
KRW	9,112,327,171	USD	6,159,350	HSBC Bank PLC	08/26/26	155,045
MXN	511,524,214	USD	29,310,853	Goldman Sachs International	08/26/26	168,858
MYR	38,108,050	USD	9,321,930	Barclays Bank PLC	08/26/26	11,658
PHP	422,190,040	USD	6,836,200	Morgan Stanley & Co. International PLC	08/26/26	57,824
PLN	92,427,481	USD	24,361,307	Goldman Sachs International	08/26/26	379,529
RON	45,448,514	USD	9,877,024	BNP Paribas SA	08/26/26	95,537
THB	50,324,580	USD	1,508,300	Bank of America N.A.	08/26/26	1,348
THB	463,735,010	USD	13,711,857	HSBC Bank PLC	08/26/26	199,367
USD	51,943	AUD	73,800	UBS AG	08/26/26	34
USD	2,816,570	CAD	3,942,722	UBS AG	08/26/26	1,427
USD	2,450,025	EUR	2,122,310	Barclays Bank PLC	08/26/26	551
USD	3,639,200	MXN	63,134,548	HSBC Bank PLC	08/26/26	686
UYU	209,145,300	USD	5,185,849	Citibank N.A.	08/26/26	4,504

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	5,613,265,477	USD	58,127,293	BNP Paribas SA	08/27/26	$597,575
BRL	211,699,010	USD	41,273,139	Barclays Bank PLC	09/02/26	175,551
USD	3,045,666	CLP	2,726,480,000	Goldman Sachs International	09/02/26	112,594
USD	3,674,773	CLP	3,271,772,000	HSBC Bank PLC	09/02/26	155,090
USD	1,289,626	CLP	1,145,123,659	Morgan Stanley & Co. International PLC	09/02/26	57,734
USD	17,344,496	CZK	360,625,373	HSBC Bank PLC	09/09/26	169,028
USD	17,344,496	PLN	63,135,995	HSBC Bank PLC	09/09/26	444,651
USD	13,710,136	THB	447,555,599	Citibank N.A.	09/09/26	269,282
BRL	882,330,573	USD	166,745,000	Goldman Sachs International	09/16/26	5,508,299
BRL	153,479,078	USD	28,961,322	HSBC Bank PLC	09/16/26	1,001,685
CNH	7,766,770	USD	1,152,899	Morgan Stanley & Co. International PLC	09/16/26	745
COP	34,320,323,689	USD	9,458,105	Citibank N.A.	09/16/26	1,312,668
PLN	318,000	USD	84,613	Deutsche Bank AG	09/16/26	507
TRY	342,584,680	USD	6,800,000	Barclays Bank PLC	09/16/26	152,505
USD	87,673,958	AUD	124,289,000	UBS AG	09/16/26	283,803
USD	7,043,824	CHF	5,572,355	UBS AG	09/16/26	118,881
USD	256,435,561	EUR	213,457,051	BNP Paribas SA	09/16/26	9,868,828
USD	256,431,292	EUR	213,457,051	Deutsche Bank AG	09/16/26	9,864,559
USD	3,416,579,332	EUR	2,931,345,000	HSBC Bank PLC	09/16/26	30,548,480
USD	467,184	GBP	345,000	HSBC Bank PLC	09/16/26	2,221
USD	68,281,268	IDR	1,228,653,136,392	Citibank N.A.	09/16/26	409,012
USD	2,317,777	SEK	21,730,000	Deutsche Bank AG	09/16/26	30,558
USD	8,393,951	SGD	10,699,000	State Street Bank & Trust Company	09/16/26	25,629
ZAR	410,175,300	USD	24,669,713	Barclays Bank PLC	09/16/26	74,249
ZAR	361,741,401	USD	21,720,992	Citibank N.A.	09/16/26	101,179
AUD	19,200,000	USD	13,275,747	Goldman Sachs International	09/17/26	223,949
AUD	10,900,000	USD	7,563,710	HSBC Bank PLC	09/17/26	100,180
AUD	1,890,000	USD	1,315,875	JPMorgan Chase Bank N.A.	09/17/26	13,001
EGP	187,190,884	USD	3,585,345	Citibank N.A.	09/17/26	6,601
MXN	187,052,078	USD	10,666,735	HSBC Bank PLC	09/17/26	93,524
MXN	2,257,759,004	USD	128,501,823	UBS AG	09/17/26	1,376,832
SGD	2,490,000	USD	1,937,823	Bank of America N.A.	09/17/26	9,897
USD	1,425,284	AUD	2,023,000	Barclays Bank PLC	09/17/26	2,894
USD	11,730,839	EUR	10,118,000	JPMorgan Chase Bank N.A.	09/17/26	42,960
USD	9,822,707	CLP	8,699,975,443	Citibank N.A.	10/09/26	460,378
USD	14,364,309	CLP	12,767,226,768	Morgan Stanley & Co. International PLC	10/09/26	625,077
EUR	1,548,741	USD	1,777,334	Deutsche Bank AG	10/16/26	13,744
EGP	407,667,504	USD	7,671,272	Citibank N.A.	10/22/26	46,144
NGN	9,204,807,892	USD	6,521,295	Societe Generale	10/26/26	14,727
						83,615,963
TWD	445,117,815	USD	13,931,700	Goldman Sachs International	08/03/26	$(159,064)
USD	13,716,191	TWD	445,117,815	Goldman Sachs International	08/03/26	(56,445)
USD	361,674,872	BRL	1,854,937,337	Barclays Bank PLC	08/04/26	(4,251,829)
USD	6,888,000	BRL	35,652,288	Citibank N.A.	08/04/26	(145,189)
USD	20,540,976	BRL	104,292,699	Goldman Sachs International	08/04/26	(33,025)
USD	4,784,836	BRL	24,530,899	State Street Bank & Trust Company	08/04/26	(54,417)
MXN	120,233,970	USD	6,935,715	Goldman Sachs International	08/18/26	(1,822)
USD	4,014,793	MXN	69,768,300	BNP Paribas SA	08/18/26	(8,745)
AUD	1,007,609	USD	711,446	BNP Paribas SA	08/19/26	(2,628)
CLP	345,321,800	USD	388,661	Citibank N.A.	08/19/26	(17,214)
MXN	3,875,350	USD	224,079	UBS AG	08/19/26	(606)
USD	254,862	BRL	1,311,113	HSBC Bank PLC	08/19/26	(2,779)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,297	GBP	967	Goldman Sachs International	08/19/26	$(6)
ZAR	1,713,262	USD	105,403	HSBC Bank PLC	08/19/26	(1,820)
IDR	524,566,903,320	USD	29,084,437	Goldman Sachs International	08/24/26	(43,508)
PHP	338,361,773	USD	5,559,857	Bank of America N.A.	08/24/26	(34,230)
PHP	363,342,443	USD	5,979,961	Deutsche Bank AG	08/24/26	(46,387)
TRY	7,840,297	USD	162,250	BNP Paribas SA	08/24/26	(52)
USD	43,624,442	COP	151,708,358,969	Citibank N.A.	08/24/26	(4,239,936)
USD	7,386,584	COP	25,727,349,121	State Street Bank & Trust Company	08/24/26	(730,461)
USD	3,572,212	CZK	76,086,363	BNP Paribas SA	08/24/26	(51,001)
USD	2,229,557	CZK	47,562,753	Citibank N.A.	08/24/26	(35,369)
USD	1,745,718	CZK	37,132,117	UBS AG	08/24/26	(22,504)
USD	961,225	PEN	3,270,000	Morgan Stanley & Co. International PLC	08/24/26	(265)
USD	6,569,784	RON	30,227,860	BNP Paribas SA	08/24/26	(63,688)
USD	5,072,446	RON	23,378,842	Citibank N.A.	08/24/26	(58,016)
USD	1,524,723	RON	7,010,705	HSBC Bank PLC	08/24/26	(13,769)
USD	59,878	TRY	2,929,970	Morgan Stanley & Co. International PLC	08/24/26	(737)
USD	1,751	UYU	70,836	HSBC Bank PLC	08/24/26	(7)
CLP	16,934,213,902	USD	18,258,700	Morgan Stanley & Co. International PLC	08/26/26	(42,339)
CLP	8,459,313,600	USD	9,168,000	UBS AG	08/26/26	(68,203)
CNH	34,964,671	USD	5,186,170	UBS AG	08/26/26	(250)
COP	14,347,985,000	USD	4,613,500	BNP Paribas SA	08/26/26	(88,790)
COP	29,078,429,150	USD	9,227,000	Citibank N.A.	08/26/26	(56,970)
COP	14,449,482,000	USD	4,613,500	Deutsche Bank AG	08/26/26	(56,783)
CZK	26,219,363	USD	1,248,980	Goldman Sachs International	08/26/26	(399)
EUR	242,120	HUF	88,522,898	Goldman Sachs International	08/26/26	(53)
GBP	30,400	USD	40,992	JPMorgan Chase Bank N.A.	08/26/26	(21)
HUF	1,248,733,835	USD	3,943,460	JPMorgan Chase Bank N.A.	08/26/26	(776)
JPY	742,922,529	USD	4,683,500	Barclays Bank PLC	08/26/26	(6,193)
MYR	345,462,071	USD	84,744,774	Barclays Bank PLC	08/26/26	(132,709)
PEN	31,280,497	USD	9,208,000	Barclays Bank PLC	08/26/26	(11,134)
PHP	46,029,448	USD	751,980	Morgan Stanley & Co. International PLC	08/26/26	(356)
PLN	3,980,301	USD	1,065,930	Morgan Stanley & Co. International PLC	08/26/26	(490)
RON	4,950,380	USD	1,086,470	Morgan Stanley & Co. International PLC	08/26/26	(231)
USD	6,619,768	AUD	9,426,800	Barclays Bank PLC	08/26/26	(10,824)
USD	12,376,382	AUD	17,723,107	BNP Paribas SA	08/26/26	(89,638)
USD	25,605,200	CAD	36,032,800	Deutsche Bank AG	08/26/26	(122,581)
USD	9,164,000	COP	30,112,904,000	Citibank N.A.	08/26/26	(332,257)
USD	9,277,400	COP	30,176,598,980	UBS AG	08/26/26	(238,944)
USD	22,047,334	EUR	19,293,699	UBS AG	08/26/26	(220,579)
USD	4,683,500	JPY	761,882,601	BNP Paribas SA	08/26/26	(113,176)
USD	6,159,350	KRW	8,996,346,610	Barclays Bank PLC	08/26/26	(74,676)
USD	62,394,494	MXN	1,096,029,476	Bank of America N.A.	08/26/26	(770,908)
USD	14,671,000	PLN	55,646,634	Citibank N.A.	08/26/26	(224,399)
USD	9,175,000	ZAR	153,458,298	Citibank N.A.	08/26/26	(97,746)
ZAR	1,467,406,891	USD	89,163,821	HSBC Bank PLC	08/26/26	(495,484)
INR	611,138,520	USD	6,394,000	Barclays Bank PLC	08/27/26	(390)
USD	347,308	PHP	21,472,000	Bank of America N.A.	09/01/26	(3,226)
USD	852,802	PHP	52,886,496	Citibank N.A.	09/01/26	(10,581)
USD	5,346,552	PHP	331,128,731	Deutsche Bank AG	09/01/26	(59,190)
BRL	14,940,357	USD	2,926,240	Barclays Bank PLC	09/02/26	(1,058)
USD	128,067,917	BRL	656,888,522	Barclays Bank PLC	09/02/26	(544,723)
USD	16,541,037	COP	56,322,230,879	State Street Bank & Trust Company	09/08/26	(1,166,958)
USD	25,984,370	BRL	133,999,577	Deutsche Bank AG	09/09/26	(211,948)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,528,420	IDR	407,843,251,470	Deutsche Bank AG	09/09/26	$(15,807)
USD	8,639,874	PEN	29,658,441	Morgan Stanley & Co. International PLC	09/09/26	(75,399)
IDR	19,688,465,000	USD	1,095,766	BNP Paribas SA	09/16/26	(8,152)
IDR	258,391,162,608	USD	14,359,851	Citibank N.A.	09/16/26	(86,017)
PLN	113,409,282	USD	30,763,143	Barclays Bank PLC	09/16/26	(406,370)
USD	16,646,341	AUD	23,791,000	Goldman Sachs International	09/16/26	(81,601)
USD	14,480,661	BRL	76,807,627	Bank of America N.A.	09/16/26	(514,135)
USD	14,480,661	BRL	75,002,584	Barclays Bank PLC	09/16/26	(161,745)
USD	25,695,048	BRL	136,124,656	Deutsche Bank AG	09/16/26	(879,936)
USD	34,629,032	BRL	183,135,636	Goldman Sachs International	09/16/26	(1,123,687)
USD	23,895,000	BRL	125,950,545	Morgan Stanley & Co. International PLC	09/16/26	(693,740)
USD	1,151,629	CNH	7,766,770	Morgan Stanley & Co. International PLC	09/16/26	(2,015)
USD	4,059,007	EUR	3,547,000	BNP Paribas SA	09/16/26	(38,174)
USD	39,611,246	EUR	34,519,000	Citibank N.A.	09/16/26	(262,054)
USD	215,644,925	EUR	188,402,000	Deutsche Bank AG	09/16/26	(1,980,426)
USD	13,558,593	EUR	11,831,000	JPMorgan Chase Bank N.A.	09/16/26	(107,533)
USD	13,250,320	EUR	11,560,000	Morgan Stanley & Co. International PLC	09/16/26	(102,771)
USD	35,848,753	EUR	31,311,000	State Street Bank & Trust Company	09/16/26	(318,949)
USD	13,726,970	GBP	10,247,000	Bank of America N.A.	09/16/26	(83,115)
USD	6,094,843	GBP	4,561,000	Barclays Bank PLC	09/16/26	(52,107)
USD	718,913	GBP	536,000	BNP Paribas SA	09/16/26	(3,465)
USD	3,387,492	GBP	2,536,000	Citibank N.A.	09/16/26	(30,326)
USD	621,580,746	GBP	463,090,000	Deutsche Bank AG	09/16/26	(2,534,846)
USD	28,504,276	GBP	21,398,000	Goldman Sachs International	09/16/26	(334,234)
USD	4,500,157	GBP	3,358,000	HSBC Bank PLC	09/16/26	(25,486)
USD	4,605,256	GBP	3,455,000	UBS AG	09/16/26	(51,116)
USD	14,490,000	IDR	263,239,830,000	JPMorgan Chase Bank N.A.	09/16/26	(51,680)
USD	7,914,074	INR	761,001,528	Morgan Stanley & Co. International PLC	09/16/26	(31,909)
USD	7,865,146	JPY	1,250,386,000	Barclays Bank PLC	09/16/26	(20,206)
USD	903,367	JPY	144,849,000	BNP Paribas SA	09/16/26	(10,099)
USD	7,629,534	SGD	9,815,000	State Street Bank & Trust Company	09/16/26	(47,360)
USD	6,440,000	THB	215,804,400	BNP Paribas SA	09/16/26	(44,611)
USD	829,577	TRY	40,989,000	BNP Paribas SA	09/16/26	(2,264)
USD	21,720,992	ZAR	366,137,730	Citibank N.A.	09/16/26	(366,389)
ZAR	330,045,000	USD	20,028,816	HSBC Bank PLC	09/16/26	(118,741)
AUD	19,866,000	USD	13,975,034	Barclays Bank PLC	09/17/26	(7,067)
IDR	106,553,205,626	USD	5,889,210	Citibank N.A.	09/17/26	(3,625)
IDR	962,671,632,870	USD	53,538,270	HSBC Bank PLC	09/17/26	(364,027)
USD	38,712,833	AUD	55,363,500	Bank of America N.A.	09/17/26	(213,750)
USD	8,036,326	AUD	11,500,000	Goldman Sachs International	09/17/26	(49,429)
USD	6,005,081	AUD	8,579,000	HSBC Bank PLC	09/17/26	(26,892)
USD	38,727,111	AUD	55,363,500	JPMorgan Chase Bank N.A.	09/17/26	(199,472)
USD	4,601,235	EUR	4,000,000	JPMorgan Chase Bank N.A.	09/17/26	(19,393)
USD	25,107,236	MXN	440,631,992	Citibank N.A.	09/17/26	(240,328)
USD	21,720,992	MXN	381,474,922	Goldman Sachs International	09/17/26	(223,533)
USD	1,556,028	SGD	2,000,000	HSBC Bank PLC	09/17/26	(8,406)
USD	8,389,827	SGD	10,730,000	JPMorgan Chase Bank N.A.	09/17/26	(3,362)
USD	6,185,785	SGD	7,940,000	UBS AG	09/17/26	(25,018)
USD	18,563,223	EUR	16,175,693	Deutsche Bank AG	10/16/26	(143,546)
USD	19,035,382	BRL	104,485,211	Goldman Sachs International	04/02/27	(552,456)
						(28,077,271)
						$55,538,692
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	21,605	09/18/26	USD	80.00	USD	171,717	$195,530
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One Touch	UBS AG	09/28/26	USD	1.17	USD	1.17	EUR	1,412	$462,378
Put
EUR Currency	One Touch	Morgan Stanley & Co. International PLC	08/05/26	HUF	350.00	HUF	350.00	EUR	1,022	33
EUR Currency	One Touch	Barclays Bank PLC	08/13/26	USD	1.13	USD	1.13	EUR	1,204	31,619
EUR Currency	Down-and-out	UBS AG	08/26/26	USD	1.13	USD	1.11	EUR	16,083	8,327
EUR Currency	One Touch	BNP Paribas SA	10/19/26	HUF	351.00	HUF	351.00	EUR	1,213	122,883
EUR Currency	One Touch	Barclays Bank PLC	11/05/26	HUF	345.00	HUF	345.00	EUR	1,022	41,169
EUR Currency	One Touch	JPMorgan Chase Bank N.A.	11/11/26	HUF	339.00	HUF	339.00	EUR	1,023	13,754
										217,785
										$680,163
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Morgan Stanley & Co. International PLC	08/04/26	USD	0.70	AUD	18,854	$86,550
USD Currency	BNP Paribas SA	08/06/26	COP	4,150.00	USD	578	1
USD Currency	JPMorgan Chase Bank N.A.	08/10/26	CLP	975.00	USD	13,748	6,269
USD Currency	BNP Paribas SA	08/11/26	COP	4,150.00	USD	18,113	18
USD Currency	Goldman Sachs International	08/11/26	COP	4,150.00	USD	578	1
USD Currency	Deutsche Bank AG	08/20/26	MXN	17.60	USD	20,723	63,433
USD Currency	JPMorgan Chase Bank N.A.	10/01/26	KRW	1,460.00	USD	18,336	230,502
							386,774
Put
AUD Currency	Morgan Stanley & Co. International PLC	08/06/26	USD	0.69	AUD	39,714	6,483
USD Currency	Citibank N.A.	08/06/26	BRL	4.88	USD	28,043	421
USD Currency	HSBC Bank PLC	08/06/26	ZAR	16.25	USD	18,368	12,362
USD Currency	Bank of America N.A.	08/11/26	THB	33.50	USD	18,369	119,343
EUR Currency	Citibank N.A.	08/13/26	USD	1.14	EUR	40,095	46,420
EUR Currency	UBS AG	08/25/26	USD	1.13	EUR	24,135	26,356
USD Currency	JPMorgan Chase Bank N.A.	08/27/26	HUF	315.00	USD	18,369	164,770
USD Currency	BNP Paribas SA	09/11/26	COP	3,300.00	USD	18,320	794,740
							1,170,895
							$1,557,669
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 08/09/56	1-day SOFR, 3.66%	Annual	4.15%	Annual	Deutsche Bank AG	08/07/26	4.15	USD	152,275	$368

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 08/29/28	4.15%	Annual	1-day SOFR, 3.66%	Annual	Citibank N.A.	08/27/26	4.15	USD	332,049	$553,018
2-Year Interest Rate Swap, 08/30/28	2.90%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	Citibank N.A.	08/28/26	2.90	EUR	332,049	1,314,136
2-Year Interest Rate Swap, 11/11/28	5.50%	Annual	1-day SONIA, 3.73%	Annual	Citibank N.A.	11/09/26	5.50	GBP	149,164	69,110
										1,936,264
										$1,936,632
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,364	09/18/26	USD	109.00	USD	56,993	$(50,671)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,706	10/16/26	USD	109.00	USD	81,876	(164,466)
							(215,137)
Put
3-Month SOFR Future	230	12/11/26	USD	96.06	USD	55,166	(143,750)
							$(358,887)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	BNP Paribas SA	08/06/26	COP	4,150.00	USD	9,631	$(10)
USD Currency	Morgan Stanley & Co. International PLC	08/10/26	CLP	975.00	USD	13,748	(6,269)
USD Currency	Goldman Sachs International	08/11/26	COP	4,150.00	USD	9,638	(10)
USD Currency	Barclays Bank PLC	08/14/26	INR	95.00	USD	20,733	(153,694)
USD Currency	UBS AG	09/04/26	TRY	49.00	USD	9,170	(71,443)
USD Currency	Goldman Sachs International	09/08/26	INR	96.15	USD	10,347	(52,211)
USD Currency	Citibank N.A.	09/18/26	COP	3,500.00	USD	9,229	(21,254)
EUR Currency	JPMorgan Chase Bank N.A.	09/28/26	HUF	370.00	EUR	8,067	(89,443)
USD Currency	Barclays Bank PLC	10/01/26	COP	3,500.00	USD	9,227	(32,442)
USD Currency	JPMorgan Chase Bank N.A.	10/01/26	KRW	1,500.00	USD	27,504	(146,074)
USD Currency	BNP Paribas SA	10/13/26	COP	3,400.00	USD	9,160	(76,367)
EUR Currency	JPMorgan Chase Bank N.A.	11/11/26	HUF	380.00	EUR	9,616	(83,111)
							(732,328)
Put
USD Currency	BNP Paribas SA	08/06/26	MXN	17.02	USD	28,043	(4,010)
USD Currency	BNP Paribas SA	08/06/26	BRL	4.88	USD	28,043	(421)
USD Currency	BNP Paribas SA	08/06/26	ZAR	16.03	USD	28,043	(1,402)
USD Currency	Deutsche Bank AG	08/06/26	ZAR	16.25	USD	18,368	(12,362)
USD Currency	Citibank N.A.	08/31/26	BRL	5.25	USD	11,551	(374,622)
USD Currency	Deutsche Bank AG	09/08/26	ZAR	16.09	USD	79,500	(214,729)
USD Currency	Deutsche Bank AG	09/08/26	MXN	17.35	USD	79,480	(734,634)
USD Currency	UBS AG	09/08/26	BRL	5.10	USD	79,480	(961,549)
USD Currency	BNP Paribas SA	09/11/26	COP	3,200.00	USD	18,320	(384,885)
USD Currency	Bank of America N.A.	10/02/26	MXN	17.11	USD	39,745	(220,466)
							(2,909,080)
							$(3,641,408)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 08/29/28	1-day SOFR, 3.66%	Annual	4.45%	Annual	Citibank N.A.	08/27/26	4.45	USD	664,098	$(196,002)
2-Year Interest Rate Swap, 08/30/28	6-mo. EURIBOR, 2.71%	Semi-Annual	3.20%	Annual	Citibank N.A.	08/28/26	3.20	EUR	664,098	(521,926)
10-Year Interest Rate Swap, 10/10/36	1-day SOFR, 3.66%	Annual	4.50%	Annual	BNP Paribas SA	10/08/26	4.50	USD	193,593	(1,107,787)
30-Year Interest Rate Swap, 10/11/56	1-day SOFR, 3.66%	Annual	4.65%	Annual	Morgan Stanley & Co. International PLC	10/09/26	4.65	USD	82,719	(951,188)
2-Year Interest Rate Swap, 10/14/28	6-mo. EURIBOR, 2.71%	Semi-Annual	3.08%	Annual	Morgan Stanley & Co. International PLC	10/12/26	3.08	EUR	230,637	(720,872)
5-Year Interest Rate Swap, 10/14/31	6-mo. EURIBOR, 2.71%	Semi-Annual	3.13%	Annual	Morgan Stanley & Co. International PLC	10/12/26	3.13	EUR	98,554	(589,113)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.66%	Annual	3.85%	Annual	Goldman Sachs Inter- national	10/21/26	3.85	USD	630,344	(4,607,997)
5-Year Interest Rate Swap, 10/23/31	1-day SOFR, 3.66%	Annual	4.35%	Annual	Citibank N.A.	10/21/26	4.35	USD	167,224	(746,871)
2-Year Interest Rate Swap, 11/04/28	1-day SOFR, 3.66%	Annual	4.50%	Annual	Goldman Sachs Inter- national	11/02/26	4.50	USD	388,890	(604,724)
10-Year Interest Rate Swap, 11/08/36	6-mo. EURIBOR, 2.71%	Semi-Annual	3.52%	Annual	Goldman Sachs Inter- national	11/06/26	3.52	EUR	208,547	(1,078,404)
2-Year Interest Rate Swap, 11/11/28	1-day SONIA, 3.73%	Annual	4.80%	Annual	Citibank N.A.	11/09/26	4.80	GBP	99,443	(188,420)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.66%	Annual	4.00%	Annual	Deutsche Bank AG	12/08/27	4.00	USD	260,459	(2,468,623)
										$(13,781,927)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V4	5.00%	Quarterly	06/20/30	USD	13,923	$(1,181,670)	$(768,141)	$(413,529)
Republic of Philippines	1.00	Quarterly	06/20/31	USD	2,500	(37,579)	(25,050)	(12,529)
						$(1,219,249)	$(793,191)	$(426,058)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.42.V4	5.00%	Quarterly	12/20/29	CC	EUR	10,304	$1,114,044	$622,513	$491,531
CDX.NA.HY.45.V4	5.00	Quarterly	12/20/30	CCC+	USD	129,759	10,603,467	8,427,192	2,176,275
							$11,717,511	$9,049,705	$2,667,806

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 6.55%	Monthly	7.49%	Monthly	N/A	08/04/26	MXN	63,784	$2,869	$(2)	$2,871
1-day TIIEFONDEO, 6.55%	Monthly	7.31%	Monthly	N/A	08/26/26	MXN	75,922	2,761	—	2,761
1-day TIIEFONDEO, 6.55%	Monthly	7.30%	Monthly	N/A	08/27/26	MXN	11,621	417	1	416
1-day TIIEFONDEO, 6.55%	Monthly	7.29%	Monthly	N/A	08/31/26	MXN	81,893	5,688	1	5,687
6.80%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/05/26	ZAR	40,192	1,235	1	1,234
6.91%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	09/11/26	MXN	1,300,569	(45,140)	15	(45,155)
4.18%	At Termination	3-mo. WIBOR, 3.82%	Quarterly	N/A	09/17/26	PLN	2,348	(20,654)	(1)	(20,653)
4.19%	At Termination	3-mo. WIBOR, 3.82%	Quarterly	N/A	09/17/26	PLN	15,339	(134,946)	1	(134,947)
4.21%	At Termination	3-mo. WIBOR, 3.82%	Quarterly	N/A	09/17/26	PLN	25,718	(163,888)	3	(163,891)
4.22%	At Termination	3-mo. WIBOR, 3.82%	Quarterly	N/A	09/17/26	PLN	12,887	(114,601)	1	(114,602)
4.27%	At Termination	3-mo. WIBOR, 3.82%	Quarterly	N/A	09/17/26	PLN	16,545	(149,361)	2	(149,363)
4.31%	At Termination	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	09/17/26	PLN	12,858	(83,568)	1	(83,569)
6.81%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	140,092	3,864	2	3,862
6.81%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	21,443	597	1	596
6.82%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	151,111	4,091	2	4,089
1-day TIIEFONDEO, 6.55%	Monthly	7.16%	Monthly	N/A	09/17/26	MXN	15,605	906	1	905
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/26	USD	160,000	606,332	908	605,424
6.96%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	10/19/26	MXN	310,096	(18,120)	5	(18,125)
1-day SOFR, 3.66%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	1,786	6,984	—	6,984
1-day SOFR, 3.66%	At Termination	4.21%	At Termination	N/A	10/27/26	USD	3,655	16,024	2	16,022
1-day TIIEFONDEO, 6.55%	Monthly	6.92%	Monthly	N/A	10/28/26	MXN	117,490	8,245	3	8,242
1-day TIIEFONDEO, 6.55%	Monthly	7.62%	Monthly	N/A	11/18/26	MXN	24,901	4,818	2	4,816
1-day TIIEFONDEO, 6.55%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	62,232	30,199	2	30,197
3.91%	At Termination	3-mo. WIBOR, 3.82%	Quarterly	N/A	12/17/26	PLN	31,172	(167,770)	10	(167,780)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.64%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/26	ZAR	675,143	$83,888	$44	$83,844
6.66%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/26	ZAR	77,713	9,229	6	9,223
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	8,432	8,309	3	8,306
1-day BZDIOVER, 0.05%	At Termination	13.78%	At Termination	N/A	01/04/27	BRL	2,479	(1,875)	1	(1,876)
13.79%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	18,413	13,607	6	13,601
13.81%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	22,283	(332)	4	(336)
13.84%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	17,389	14,345	11	14,334
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	158,199	152,433	134	152,299
6-mo. BUBOR, 5.55%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	817,826	11,401	1	11,400
1-day SOFR, 3.66%	At Termination	3.50%	At Termination	N/A	06/10/27	USD	618,591	(2,954,799)	950	(2,955,749)
3-mo. JIBAR, 6.98%	Quarterly	7.31%	Quarterly	9/16/26(a)	09/16/27	ZAR	466,621	(34,775)	93	(34,868)
3.96%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	09/17/27	PLN	3,271	(17,557)	1	(17,558)
3.97%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	09/17/27	PLN	35,825	(193,584)	26	(193,610)
3.99%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	09/17/27	PLN	21,367	(117,719)	15	(117,734)
4.03%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	09/17/27	PLN	17,951	(102,694)	14	(102,708)
4.04%	Annual	3-mo. WIBOR, 3.82%	Quarterly	N/A	09/17/27	PLN	9,266	(77,849)	(338)	(77,511)
4.05%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	09/17/27	PLN	17,911	(104,105)	13	(104,118)
6.72%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/27	ZAR	31,548	14,446	6	14,440
6.72%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	09/17/27	ZAR	4,829	2,214	2	2,212
6.72%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	09/17/27	ZAR	34,030	15,587	6	15,581
1-day SOFR, 3.66%	Annual	4.20%	Annual	N/A	10/23/27	USD	930	4,137	3	4,134
1-day SOFR, 3.66%	Annual	3.92%	Annual	N/A	11/03/27	USD	479	(458)	2	(460)
1-day SOFR, 3.66%	Annual	3.95%	Annual	N/A	11/03/27	USD	479	(176)	1	(177)
1-day SOFR, 3.66%	Annual	3.99%	Annual	N/A	11/03/27	USD	957	309	3	306
1-day SOFR, 3.66%	Annual	3.84%	Annual	N/A	11/17/27	USD	2,226	(5,651)	7	(5,658)
1-day SOFR, 3.66%	At Termination	3.23%	At Termination	12/11/26(a)	12/11/27	USD	307,090	(2,894,562)	557	(2,895,119)
3.90%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/27	PLN	52,561	(244,227)	47	(244,274)
3.90%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/27	PLN	20,779	(96,060)	19	(96,079)
4.02%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/27	PLN	22,364	(117,742)	20	(117,762)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. BUBOR, 5.55%	Semi-Annual	6.15%	Annual	N/A	12/17/27	HUF	1,407,861	$165,166	$13	$165,153
6-mo. BUBOR, 5.55%	Semi-Annual	6.17%	Annual	N/A	12/17/27	HUF	8,131,720	968,495	78	968,417
6-mo. BUBOR, 5.55%	Semi-Annual	6.18%	Annual	N/A	12/17/27	HUF	1,192,205	142,368	13	142,355
6.53%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	12/17/27	ZAR	186,800	137,335	36	137,299
6.55%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/27	ZAR	29,606	21,305	5	21,300
1-day BZDIOVER, 0.05%	At Termination	13.31%	At Termination	N/A	01/03/28	BRL	216,190	(421,909)	186	(422,095)
1-day BZDIOVER, 0.05%	At Termination	13.36%	At Termination	N/A	01/03/28	BRL	216,190	(385,630)	187	(385,817)
1-day BZDIOVER, 0.05%	At Termination	13.40%	At Termination	N/A	01/03/28	BRL	515,620	(851,830)	449	(852,279)
1-day BZDIOVER, 0.05%	At Termination	13.75%	At Termination	N/A	01/03/28	BRL	447,566	(293,198)	386	(293,584)
1-day BZDIOVER, 0.05%	At Termination	13.81%	At Termination	N/A	01/03/28	BRL	179,998	(78,653)	153	(78,806)
1-day BZDIOVER, 0.05%	At Termination	13.96%	At Termination	N/A	01/03/28	BRL	53,819	11,510	52	11,458
14.04%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/03/28	BRL	282,328	(121,491)	269	(121,760)
3.48%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	03/18/28	PLN	15,998	49,076	17	49,059
3.49%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	03/18/28	PLN	6,868	20,802	7	20,795
6-mo. BUBOR, 5.55%	Semi-Annual	5.76%	Annual	N/A	03/18/28	HUF	396,152	99	4	95
6-mo. BUBOR, 5.55%	Semi-Annual	5.87%	Annual	N/A	03/18/28	HUF	929,643	6,655	11	6,644
6.32%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	03/18/28	ZAR	28,698	31,362	7	31,355
1.32%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	5,650,683	45,176	140	45,036
1.32%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	5,561,834	46,016	138	45,878
1.34%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	5,592,312	32,585	138	32,447
1.38%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	5,164,550	1,941	128	1,813
1.39%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	5,594,929	(2,056)	139	(2,195)
1-day TIIEFONDEO, 6.55%	Monthly	7.16%	Monthly	N/A	04/10/28	MXN	371,880	58,670	81	58,589
1-day TIIEFONDEO, 6.55%	Monthly	7.17%	Monthly	N/A	04/11/28	MXN	1,600,120	265,087	353	264,734
6.98%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	06/15/28	MXN	883,409	93,736	217	93,519
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.95%	Quarterly	3.71%	Quarterly	N/A	06/17/28	KRW	18,680,242	$18,095	$61	$18,034
3-mo. KRW CDC, 2.95%	Quarterly	3.77%	Quarterly	N/A	06/26/28	KRW	129,708,000	200,066	400	199,666
3-mo. KRW CDC, 2.95%	Quarterly	3.97%	Quarterly	9/16/26(a)	09/16/28	KRW	37,092,806	96,355	116	96,239
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	9/16/26(a)	09/16/28	CZK	504,042	(54,096)	115	(54,211)
1-day COOIS, 11.19%	Quarterly	11.74%	Quarterly	9/16/26(a)	09/16/28	COP	99,128,211	272,347	124	272,223
1-day BZDIOVER, 0.05%	At Termination	12.90%	At Termination	N/A	01/02/29	BRL	14,327	(98,501)	12	(98,513)
1-day BZDIOVER, 0.05%	At Termination	13.11%	At Termination	N/A	01/02/29	BRL	10,990	(80,824)	18	(80,842)
1-day BZDIOVER, 0.05%	At Termination	13.12%	At Termination	N/A	01/02/29	BRL	415,000	(2,706,684)	710	(2,707,394)
1-day BZDIOVER, 0.05%	At Termination	13.15%	At Termination	N/A	01/02/29	BRL	1,682	(11,873)	2	(11,875)
1-day BZDIOVER, 0.05%	At Termination	13.16%	At Termination	N/A	01/02/29	BRL	2,794	(14,771)	2	(14,773)
1-day BZDIOVER, 0.05%	At Termination	13.17%	At Termination	N/A	01/02/29	BRL	31,286	(164,566)	26	(164,592)
1-day BZDIOVER, 0.05%	At Termination	13.23%	At Termination	N/A	01/02/29	BRL	148,969	(885,500)	255	(885,755)
1-day BZDIOVER, 0.05%	At Termination	13.29%	At Termination	N/A	01/02/29	BRL	29,548	(143,710)	42	(143,752)
1-day BZDIOVER, 0.05%	At Termination	13.39%	At Termination	N/A	01/02/29	BRL	28,819	(144,389)	50	(144,439)
1-day BZDIOVER, 0.05%	At Termination	14.12%	At Termination	N/A	01/02/29	BRL	37,864	14,725	33	14,692
1-day BZDIOVER, 0.05%	At Termination	14.41%	At Termination	N/A	01/02/29	BRL	344,327	598,571	349	598,222
1-day MIBOR, 6.64%	Semi-Annual	5.98%	Semi-Annual	N/A	06/29/29	INR	5,536,960	(303,123)	469	(303,592)
7.44%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	07/31/29	MXN	59,051	(1,359)	15	(1,374)
7.57%	Annual	1-day ZARONIA, 6.86%	Annual	9/16/26(a)	09/16/29	ZAR	870,275	70,584	517	70,067
1-day TIIEFONDEO, 6.55%	Monthly	7.77%	Monthly	N/A	11/14/29	MXN	11,015	5,328	6	5,322
1-day TIIEFONDEO, 6.55%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	129,270	342,566	37	342,529
7.78%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	12/14/29	MXN	13,457	(6,316)	6	(6,322)
1-day MIBOR, 6.64%	Semi-Annual	6.12%	Semi-Annual	N/A	12/18/29	INR	560,722	(16,932)	74	(17,006)
1-day MIBOR, 6.64%	Semi-Annual	6.12%	Semi-Annual	N/A	12/18/29	INR	560,722	(18,196)	75	(18,271)
8.65%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	02/07/30	MXN	41,509	(83,145)	13	(83,158)
1-day SOFR, 3.66%	Annual	3.92%	Annual	N/A	02/26/30	USD	100,000	(585,621)	695	(586,316)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. BUBOR, 5.55%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	336,357	$39,883	$4	$39,879
7.82%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	05/06/30	MXN	16,609	(7,841)	8	(7,849)
7.82%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	05/27/30	MXN	8,914	(3,753)	5	(3,758)
6-mo. EURIBOR, 2.71%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	17,390	(628,032)	153	(628,185)
1-day TIIEFONDEO, 6.55%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	49,435	22,386	20	22,366
1-day TIIEFONDEO, 6.55%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	19,780	8,977	7	8,970
1-day TIIEFONDEO, 6.55%	Monthly	7.72%	Monthly	N/A	06/24/30	MXN	47,541	9,582	20	9,562
1-day TIIEFONDEO, 6.55%	Monthly	7.67%	Monthly	N/A	07/30/30	MXN	35,820	3,782	14	3,768
1-day TIIEFONDEO, 6.55%	Monthly	7.69%	Monthly	N/A	07/30/30	MXN	93,047	13,645	36	13,609
1-day TIIEFONDEO, 6.55%	Monthly	7.51%	Monthly	N/A	08/21/30	MXN	42,637	(12,039)	18	(12,057)
1-day TIIEFONDEO, 6.55%	Monthly	7.49%	Monthly	N/A	08/22/30	MXN	6,526	(2,194)	3	(2,197)
1-day TIIEFONDEO, 6.55%	Monthly	7.46%	Monthly	N/A	08/26/30	MXN	45,990	(16,364)	19	(16,383)
1-day TIIEFONDEO, 6.55%	Monthly	7.28%	Monthly	N/A	09/12/30	MXN	8,763	(6,714)	4	(6,718)
11.19%	Quarterly	1-day COOIS, 11.19%	Quarterly	9/16/26(a)	09/16/30	COP	54,708,984	(338,346)	141	(338,487)
6-mo. PRIBOR, 3.95%	Semi-Annual	3.70%	Semi-Annual	N/A	09/17/30	CZK	89,079	(116,735)	41	(116,776)
6-mo. PRIBOR, 3.95%	Semi-Annual	3.81%	Annual	N/A	09/17/30	CZK	69,381	(17,448)	30	(17,478)
6-mo. BUBOR, 5.55%	Semi-Annual	6.27%	Annual	N/A	09/17/30	HUF	168,542	33,116	6	33,110
1-day TIIEFONDEO, 6.55%	Monthly	7.29%	Monthly	N/A	10/03/30	MXN	48,982	(37,944)	22	(37,966)
7.16%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	10/14/30	MXN	109,946	118,329	46	118,283
1-day TIIEFONDEO, 6.55%	Monthly	7.18%	Monthly	N/A	10/23/30	MXN	53,705	(55,283)	24	(55,307)
6-mo. PRIBOR, 3.95%	Semi-Annual	3.82%	Annual	N/A	12/17/30	CZK	145,157	(50,004)	69	(50,073)
6-mo. PRIBOR, 3.95%	Semi-Annual	3.90%	Annual	N/A	12/17/30	CZK	145,477	(22,593)	69	(22,662)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. WIBOR, 3.84%	Semi-Annual	4.02%	Annual	N/A	12/17/30	PLN	3,231	$6,377	$8	$6,369
6-mo. WIBOR, 3.84%	Semi-Annual	4.04%	Annual	N/A	12/17/30	PLN	69,348	157,952	187	157,765
6-mo. BUBOR, 5.55%	Semi-Annual	6.23%	Annual	N/A	12/17/30	HUF	225,516	45,950	7	45,943
6-mo. BUBOR, 5.55%	Semi-Annual	6.24%	Annual	N/A	12/17/30	HUF	224,158	45,901	7	45,894
6-mo. BUBOR, 5.55%	Semi-Annual	6.26%	Annual	N/A	12/17/30	HUF	1,216,984	252,380	35	252,345
6.86%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/30	ZAR	99,804	180,839	57	180,782
6.88%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	12/17/30	ZAR	770,712	1,356,503	435	1,356,068
7.04%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/30	ZAR	96,345	133,889	55	133,834
1-day BZDIOVER, 0.05%	At Termination	13.24%	At Termination	N/A	01/02/31	BRL	23,499	(198,656)	43	(198,699)
1-day TIIEFONDEO, 6.55%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	23,794	(9,046)	11	(9,057)
1-day TIIEFONDEO, 6.55%	Monthly	7.78%	Monthly	N/A	01/16/31	MXN	48,419	9,725	24	9,701
3.58%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	N/A	03/18/31	CZK	67,965	124,939	34	124,905
3.62%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	N/A	03/18/31	CZK	68,177	120,102	34	120,068
6-mo. PRIBOR, 3.95%	Semi-Annual	3.72%	Annual	N/A	03/18/31	CZK	149,605	(230,463)	75	(230,538)
6-mo. PRIBOR, 3.95%	Semi-Annual	3.74%	Annual	N/A	03/18/31	CZK	66,327	(98,545)	33	(98,578)
6-mo. PRIBOR, 3.95%	Semi-Annual	3.97%	Annual	N/A	03/18/31	CZK	154,573	(152,586)	77	(152,663)
6-mo. BUBOR, 5.55%	Semi-Annual	5.98%	Annual	N/A	03/18/31	HUF	104,278	7,894	3	7,891
6-mo. BUBOR, 5.55%	Semi-Annual	6.07%	Annual	N/A	03/18/31	HUF	227,713	20,172	8	20,164
6.67%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	03/18/31	ZAR	108,289	262,615	68	262,547
6.69%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	03/18/31	ZAR	47,115	112,418	29	112,389
6.75%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	03/18/31	ZAR	106,278	236,238	65	236,173
1-day SOFR, 3.66%	Annual	3.88%	Annual	N/A	04/01/31	USD	20,000	(208,799)	176	(208,975)
1-day TIIEFONDEO, 6.55%	Monthly	7.68%	Monthly	N/A	06/10/31	MXN	674,768	(130,847)	356	(131,203)
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	177,648	(72,745)	61	(72,806)
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	414,511	(171,121)	142	(171,263)
4.12%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	06/17/31	PLN	63,672	193,062	190	192,872
4.22%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	06/17/31	PLN	77,551	144,075	236	143,839

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	225,840	$(81,312)	$118	$(81,430)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	111,234	(41,254)	58	(41,312)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.44%	Annual	N/A	06/17/31	CZK	182,905	(15,929)	96	(16,025)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.59%	Annual	N/A	06/17/31	CZK	79,913	19,700	42	19,658
6-mo. PRIBOR, 3.95%	Semi-Annual	4.61%	Annual	N/A	06/17/31	CZK	79,913	23,162	41	23,121
1-day MIBOR, 6.64%	Semi-Annual	6.51%	Semi-Annual	N/A	06/17/31	INR	1,823,857	124,652	217	124,435
7.66%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	07/09/31	MXN	275,419	72,050	142	71,908
3.98%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	9/16/26(a)	09/16/31	PLN	96,232	482,942	285	482,657
6-mo. PRIBOR, 3.95%	Semi-Annual	4.23%	Annual	9/16/26(a)	09/16/31	CZK	433,704	(277,478)	228	(277,706)
4.57%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	9/16/26(a)	09/16/31	CZK	328,391	(28,748)	173	(28,921)
3-mo. JIBAR, 6.98%	Quarterly	7.41%	Quarterly	9/16/26(a)	09/16/31	ZAR	301,938	(267,506)	207	(267,713)
3-mo. JIBAR, 6.98%	Quarterly	7.47%	Quarterly	9/16/26(a)	09/16/33	ZAR	110,165	(193,825)	103	(193,928)
3-mo. JIBAR, 6.98%	Quarterly	7.62%	Quarterly	9/16/26(a)	09/16/33	ZAR	257,052	(324,338)	240	(324,578)
1-day MIBOR, 6.64%	Semi-Annual	6.44%	Semi-Annual	N/A	09/18/34	INR	379,219	(10,250)	82	(10,332)
1-day SOFR, 3.66%	Annual	3.70%	Annual	N/A	01/06/35	USD	34,657	(1,372,676)	497	(1,373,173)
1-day TIIEFONDEO, 6.55%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	103,514	12,086	90	11,996
1.49%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	12/17/35	THB	50,085	83,107	18,132	64,975
1-day THOR, 0.99%	Quarterly	1.59%	Quarterly	N/A	12/17/35	THB	50,085	(69,687)	28	(69,715)
1-day TIIEFONDEO, 6.55%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	6,443	(5,948)	6	(5,954)
1-day TIIEFONDEO, 6.55%	Monthly	8.23%	Monthly	N/A	01/10/36	MXN	14,071	88	13	75
3.87%	Quarterly	3-mo. KRW CDC, 2.95%	Quarterly	N/A	06/17/36	KRW	4,359,054	51,217	54	51,163
6-mo. BUBOR, 5.55%	Semi-Annual	5.49%	Annual	6/18/31(a)	06/18/36	HUF	1,263,589	63,380	57	63,323
6-mo. BUBOR, 5.55%	Semi-Annual	5.54%	Annual	6/18/31(a)	06/18/36	HUF	1,258,119	69,987	57	69,930
6-mo. BUBOR, 5.55%	Semi-Annual	5.65%	Annual	6/18/31(a)	06/18/36	HUF	1,283,106	86,113	58	86,055
1-day THOR, 0.99%	Quarterly	2.07%	Quarterly	9/16/26(a)	09/16/36	THB	258,110	(87,689)	143	(87,832)
1-day THOR, 0.99%	Quarterly	2.09%	Quarterly	9/16/26(a)	09/16/36	THB	69,581	(20,174)	38	(20,212)
1-day SOFR, 3.66%	Annual	4.08%	Annual	N/A	12/12/55	USD	296,000	(19,654,577)	(143,374)	(19,511,203)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/12/55	USD	296,000	$19,704,635	$212,992	$19,491,643
Tokyo Overnight Average Rate, 0.98%	Annual	2.87%	Annual	N/A	03/30/56	JPY	1,596,640	(1,250,424)	355	(1,250,779)
Tokyo Overnight Average Rate, 0.98%	Annual	2.88%	Annual	N/A	03/30/56	JPY	1,598,453	(1,221,156)	356	(1,221,512)
Tokyo Overnight Average Rate, 0.98%	Annual	2.89%	Annual	N/A	03/30/56	JPY	1,608,825	(1,216,532)	358	(1,216,890)
Tokyo Overnight Average Rate, 0.98%	Annual	2.95%	Annual	N/A	03/30/56	JPY	1,595,485	(1,096,365)	354	(1,096,719)
Tokyo Overnight Average Rate, 0.98%	Annual	2.98%	Annual	N/A	03/30/56	JPY	1,880,517	(1,213,255)	417	(1,213,672)
								$(17,179,001)	$105,925	$(17,284,926)

(a)	Forward Swap.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Faurecia SE	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/30	BB-	EUR	1,927	$274,408	$220,021	$54,387
Worldline SA	5.00%	Quarterly	Deutsche Bank AG	12/20/30	BB	EUR	891	(149,949)	(197,825)	47,876
Worldline SA	5.00%	Quarterly	Goldman Sachs International	12/20/30	BB	EUR	6,900	(1,161,103)	(1,625,480)	464,377
Worldline SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB	EUR	909	(152,948)	(211,686)	58,738
								$(1,189,592)	$(1,814,970)	$625,378

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.07%	At Termination	1-day COOIS, 11.19%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	$1,912,726	$14,137	$—	$14,137
8.40%	At Termination	1-day COOIS, 11.19%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	956,306	6,070	—	6,070
8.61%	At Termination	1-day COOIS, 11.19%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	1,913,281	10,873	—	10,873
8.64%	At Termination	1-day COOIS, 11.19%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	958,429	5,371	—	5,371
8.69%	At Termination	1-day COOIS, 11.19%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	480,012	2,606	—	2,606
8.73%	At Termination	1-day COOIS, 11.19%	At Termination	Morgan Stanley & Co. International PLC	N/A	09/17/26	COP	1,140,814	6,050	—	6,050

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.75%	At Termination	1-day COOIS, 11.19%	At Termination	Citibank N.A.	N/A	09/17/26	COP	$174,620	$918	$—	$918
8.78%	At Termination	1-day COOIS, 11.19%	At Termination	Citibank N.A.	N/A	09/17/26	COP	1,230,540	6,331	—	6,331
8.80%	At Termination	1-day COOIS, 11.19%	At Termination	JPMorgan Chase Bank N.A.	N/A	09/17/26	COP	234,476	1,195	—	1,195
7.25%	Quarterly	1-day COOIS, 11.19%	Quarterly	Barclays Bank PLC	N/A	09/25/26	COP	1,912,726	6,543	—	6,543
1-day BZDIOVER, 0.06%	At Termination	13.42%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	1,971	(6,394)	—	(6,394)
1-day BZDIOVER, 0.06%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,662	1,761	—	1,761
1-day COOIS, 11.19%	Quarterly	10.78%	Quarterly	Goldman Sachs International	N/A	03/18/28	COP	5,633,786	(21,416)	—	(21,416)
1-day COOIS, 11.19%	Quarterly	11.00%	Quarterly	HSBC Bank PLC	N/A	03/18/28	COP	12,302,521	(33,091)	—	(33,091)
1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	4.77%	Semi-Annual	Barclays Bank PLC	9/16/26(a)	09/16/28	CLP	22,999,335	(56,597)	—	(56,597)
1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	4.89%	Semi-Annual	HSBC Bank PLC	9/16/26(a)	09/16/28	CLP	2,531,701	(430)	—	(430)
1-day COOIS, 11.19%	Quarterly	11.00%	Quarterly	Citibank N.A.	9/16/26(a)	09/16/28	COP	34,862,177	(46,604)	—	(46,604)
1-day COOIS, 11.19%	Quarterly	11.20%	Quarterly	HSBC Bank PLC	9/16/26(a)	09/16/28	COP	23,969,274	(5,584)	—	(5,584)
1-day COOIS, 11.19%	Quarterly	11.28%	Quarterly	HSBC Bank PLC	9/16/26(a)	09/16/28	COP	17,387,746	3,627	—	3,627
1-day BZDIOVER, 0.05%	At Termination	13.31%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	4,624	(30,962)	—	(30,962)
1-day BZDIOVER, 0.06%	At Termination	13.33%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	8,079	(56,817)	—	(56,817)
1-day BZDIOVER, 0.06%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	25,866	(169,670)	—	(169,670)
1-day BZDIOVER, 0.05%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	9,233	(56,231)	—	(56,231)
1-day BZDIOVER, 0.06%	At Termination	13.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	18,431	(110,363)	—	(110,363)
1-day BZDIOVER, 0.06%	At Termination	13.43%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	4,039	(24,732)	—	(24,732)
1-day BZDIOVER, 0.06%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	8,079	(8,556)	—	(8,556)
1-day COOIS, 11.19%	Quarterly	10.45%	Quarterly	Morgan Stanley & Co. International PLC	9/16/26(a)	09/16/29	COP	24,126,983	(69,097)	—	(69,097)
1-day COOIS, 11.19%	Quarterly	10.46%	Quarterly	Morgan Stanley & Co. International PLC	9/16/26(a)	09/16/29	COP	72,635,808	(204,207)	—	(204,207)
1-day COOIS, 11.19%	Quarterly	10.47%	Quarterly	Citibank N.A.	9/16/26(a)	09/16/29	COP	48,745,848	(132,441)	—	(132,441)
1-day COOIS, 11.19%	Quarterly	10.81%	Quarterly	HSBC Bank PLC	9/16/26(a)	09/16/29	COP	20,648,571	(887)	—	(887)
10.60%	Quarterly	1-day COOIS, 11.19%	Quarterly	Goldman Sachs International	N/A	03/18/30	COP	3,116,150	4,380	—	4,380
10.67%	Quarterly	1-day COOIS, 11.19%	Quarterly	HSBC Bank PLC	N/A	03/18/30	COP	6,804,749	4,622	—	4,622
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
10.63%	Quarterly	1-day COOIS, 11.19%	Quarterly	HSBC Bank PLC	9/16/26(a)	09/16/30	COP	$6,022,208	$(3,388)	$—	$(3,388)
1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	5.24%	Semi-Annual	Citibank N.A.	N/A	03/18/36	CLP	372,427	(8,360)	—	(8,360)
5.42%	Semi-Annual	1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	BNP Paribas SA	N/A	06/17/36	CLP	4,426,716	49,481	—	49,481
5.60%	Semi-Annual	1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	HSBC Bank PLC	9/16/26(a)	09/16/36	CLP	487,280	(116)	—	(116)
									$(921,978)	$—	$(921,978)

(a)	Forward Swap.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.40%, 3.66%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	Goldman Sachs International	N/A	09/18/26	USD	42,000	$(1,123,697)	$—	$(1,123,697)
1-day SOFR minus 0.40%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	09/18/26	USD	167,874	(1,553,015)	—	(1,553,015)
1-day SOFR minus 0.40%, 3.66%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	09/18/26	USD	49,767	(1,331,498)	—	(1,331,498)
1-day SOFR minus 0.50%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/18/26	USD	55,958	(511,610)	—	(511,610)
1-day SOFR minus 0.50%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International PLC	N/A	09/18/26	USD	156,155	(1,427,683)	—	(1,427,683)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.85%, 3.66%	At Termination	Bank of America N.A.	N/A	09/18/26	USD	102,588	899,039	—	899,039
									$(5,048,464)	$—	$(5,048,464)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$9,299,345	$(936,906)	$31,624,567	$(46,667,745)	$—
OTC Swaps	220,021	(2,034,991)	1,648,382	(6,993,446)	—
Options Written	N/A	(13,067,241)	3,173,602	(7,888,583)	(17,782,222)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$19,148,960	$—	$19,148,960
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$83,615,963	$—	$—	$83,615,963
Options Purchased
Investments at value — unaffiliated(b)	$—	$—	$195,530	$2,237,832	$1,936,632	$—	$4,369,994
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$2,667,806	$—	$—	$28,956,761	$—	$31,624,567
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$845,399	$899,039	$—	$123,965	$—	$1,868,403
	$—	$3,513,205	$1,094,569	$85,853,795	$50,166,318	$—	$140,627,887
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$13,017,922	$—	$13,017,922
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$28,077,271	$—	$—	$28,077,271
Options written
Options written at value	$—	$—	$215,137	$3,641,408	$13,925,677	$—	$17,782,222
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$426,058	$—	$—	$46,241,687	$—	$46,667,745
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums re- ceived	$—	$2,034,991	$5,947,503	$—	$1,045,943	$—	$9,028,437
	$—	$2,461,049	$6,162,640	$31,718,679	$74,231,229	$—	$114,573,597

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$2,874,820	$—	$2,874,820
Forward foreign currency exchange contracts	—	—	—	20,159,049	—	—	20,159,049
Options purchased(a)	—	(889,003)	(482,123)	(3,127,301)	(2,178,411)	—	(6,676,838)
Options written	—	965,100	11,935,298	8,959,163	13,941,313	—	35,800,874
Swaps	—	(412,376)	(2,393,213)	—	(6,996,892)	—	(9,802,481)
	$—	$(336,279)	$9,059,962	$25,990,911	$7,640,830	$—	$42,355,424
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$5,710,573	$—	$5,710,573
Forward foreign currency exchange contracts	—	—	—	(12,288,943)	—	—	(12,288,943)
Options purchased(b)	—	34,003	(433,458)	(653,342)	629,952	—	(422,845)
Options written	—	3,431	940,622	1,079,926	(8,152,139)	—	(6,128,160)
Swaps	—	1,365,240	(5,517,864)	—	(19,072,997)	—	(23,225,621)
	$—	$1,402,674	$(5,010,700)	$(11,862,359)	$(20,884,611)	$—	$(36,354,996)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,239,707,295
Average notional value of contracts — short	$2,057,258,085
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$6,462,841,784
Average amounts sold — in USD	$1,551,239,569
Options:
Average value of option contracts purchased	$1,010,647
Average market value of option contracts purchased	$5,920,693
Average notional value of swaption contracts purchased	$777,243,989
Average notional value of swaption contracts written	3,330,958,868
Credit default swaps:
Average notional value — buy protection	$24,104,838
Average notional value — sell protection	$134,391,974
Interest rate swaps:
Average notional value — pays fixed rate	$993,844,835
Average notional value — receives fixed rate	$3,770,507,316
Total return swaps:
Average notional value	$360,478,556
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$4,834,294	$—
Forward foreign currency exchange contracts	83,615,963	28,077,271
Options	4,369,994 (a)	17,782,222
Swaps - centrally cleared	—	988,966
Swaps - OTC(b)	1,868,403	9,028,437
Total derivative assets and liabilities in the Statements of Assets and Liabilities	94,688,654	55,876,896
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(5,029,824)	(1,347,853)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
	Assets	Liabilities
Total derivative assets and liabilities subject to an MNA	$89,658,830	$54,529,043

(a)	Includes options purchased at value which is included in Investments at value -- Unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$1,031,388	$(1,031,388)	$—	$—	$—
Barclays Bank PLC	6,356,299	(6,270,732)	—	(85,567)	—
BNP Paribas SA	13,994,626	(2,610,975)	—	—	11,383,651
Citibank N.A.	7,603,673	(7,603,673)	—	—	—
Deutsche Bank Securities Inc.	10,328,091	(6,163,127)	—	—	4,164,964
Goldman Sachs International	7,936,642	(3,128,020)	—	—	4,808,622
HSBC Bank PLC	34,053,741	(1,100,907)	—	(850,000)	32,102,834
JPMorgan Chase Bank N.A.	685,614	(685,614)	—	—	—
Morgan Stanley & Co. International PLC	5,276,369	(4,593,823)	—	—	682,546
Societe Generale	18,156	—	—	—	18,156
State Street Bank & Trust Company	44,237	(44,237)	—	—	—
UBS AG	2,329,994	(1,660,212)	—	—	669,782
	$89,658,830	$(34,892,708)	—	$(935,567)	$53,830,555

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$1,950,193	$(1,031,388)	$—	$(130,000)	$788,805
Barclays Bank PLC	6,270,732	(6,270,732)	—	—	—
BNP Paribas SA	2,610,975	(2,610,975)	—	—	—
Citibank N.A.	8,442,916	(7,603,673)	—	(839,243)	—
Deutsche Bank Securities Inc.	9,679,623	(6,163,127)	—	(3,516,496)	—
Goldman Sachs International	11,773,201	(3,128,020)	—	(3,170,000)	5,475,181
HSBC Bank PLC	1,100,907	(1,100,907)	—	—	—
JPMorgan Chase Bank N.A.	3,797,064	(685,614)	—	(2,060,000)	1,051,450
Morgan Stanley & Co. International PLC	4,925,075	(4,593,823)	—	(331,252)	—
State Street Bank & Trust Company	2,318,145	(44,237)	—	(2,050,000)	223,908
UBS AG	1,660,212	(1,660,212)	—	—	—
	$54,529,043	$(34,892,708)	$—	$(12,096,991)	$7,539,344

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,372,655,724	$—	$2,372,655,724
Collateralized Mortgage Obligations	—	3,232,590,778	2,499,946	3,235,090,724
Convertible Bonds	26,823,676	793,600	—	27,617,276
Corporate Bonds & Notes	—	5,749,248,314	354,755,342	6,104,003,656
Fixed Rate Loan Interests	—	—	22,311,339	22,311,339
Floating Rate Loan Interests	—	320,265,458	19,984,039	340,249,497
Foreign Government Obligations	—	2,293,590,219	—	2,293,590,219
Municipal Debt Obligations	—	1,380,418	—	1,380,418
U.S. Government Agency Obligations	—	4,040,500,829	—	4,040,500,829
Common Stocks	—	359,500	1,777,623	2,137,123
Investment Companies	404,994,862	—	—	404,994,862
Preferred Stocks	3,265,529	—	—	3,265,529
Warrants	—	—	5,255,362	5,255,362
Short-Term Securities
Money Market Funds	1,321,997,199	—	—	1,321,997,199
Options Purchased
Equity Contracts	195,530	—	—	195,530
Foreign Currency Exchange Contracts	—	2,237,832	—	2,237,832
Interest Rate Contracts	—	1,936,632	—	1,936,632
Unfunded Floating Rate Loan Interests(a)	—	11,386	81,384	92,770
Liabilities
Investments
TBA Sales Commitments	—	(1,355,639,852)	—	(1,355,639,852)
Unfunded Floating Rate Loan Interests(a)	—	—	(27,172)	(27,172)
	$1,757,276,796	$16,659,930,838	406,637,863	$18,823,845,497
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$3,293,184	$—	$3,293,184
Equity Contracts	—	899,039	—	899,039
Foreign Currency Exchange Contracts	—	83,615,963	—	83,615,963
Interest Rate Contracts	19,148,960	29,080,726	—	48,229,686
Liabilities
Credit Contracts	—	(426,058)	—	(426,058)
Equity Contracts	(215,137)	(5,947,503)	—	(6,162,640)
Foreign Currency Exchange Contracts	—	(31,718,679)	—	(31,718,679)
Interest Rate Contracts	(13,161,672)	(61,069,557)	—	(74,231,229)
	$5,772,151	$17,727,115	$—	$23,499,266

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Flexible Income Active ETF

in determining fair value:
	Asset-Backed Securities	Collateralized Mortgage Obliga- tions	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Unfunded Fixed Rate Loan Interests	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets:
Opening balance, as of July 31, 2025	$4,009,850	$—	$—	$1,749,061	$—	$9,931,988	$—	$—	$—	$15,690,899
Accrued discounts/premiums	—	(22)	—	159,002	(206,745)	(832)	—	—	—	(48,597)
Net realized gain (loss)	1,055	—	—	(2)	—	—	—	—	—	1,053
Net change in unrealized appreciation (depreciation)(a)(b)	(9,850)	22	(2,812,395)	(10,442,196)	392,044	(385,697)	81,384	(27,172)	2,244,982	(10,958,878)
Purchases	—	2,499,946	4,590,018	363,957,484	22,126,040	14,316,698	—	—	3,010,380	410,500,566
Sales	(4,001,055)	—	—	(668,007)	—	(3,878,118)	—	—	—	(8,547,180)
Closing balance, as of July 31, 2026	$—	$2,499,946	$1,777,623	$354,755,342	$22,311,339	$19,984,039	$81,384	$(27,172)	$5,255,362	$406,637,863
Net change in unrealized appreciation (depreciation) on investment still held at July 31, 2026(b)	$—	$22	$(2,812,395)	$(10,442,196)	$392,044	$(296,821)	$81,384	$(27,172)	$2,244,982	$(10,860,152)
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2026 is gener-
ally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment.  Such valuations are based on unobservable inputs.  A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Food — 0.1%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)	$55	$56,717
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 04/15/32(a)	200	204,450
Real Estate — 0.0%
CoreLogic, Inc., 12.00%, 02/01/32(a)	40	37,474
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)(b)	160	157,122
Total Corporate Bonds & Notes — 0.8% (Cost: $437,567)		455,763
Fixed Rate Loan Interests
Computers — 0.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	61	58,297
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	88	82,934
Total Fixed Rate Loan Interests — 0.3% (Cost: $149,576)		141,231
Floating Rate Loan Interests(c)
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.85%, 08/23/28	24	23,839
CMG Media Corp., 2024 Term Loan, 06/18/29(d)	4	4,040
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, 02/03/33(d)	20	19,868
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.49%, 09/24/32	68	67,971
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.99%, 02/15/29	27	22,053
		137,771
Aerospace & Defense — 2.9%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/31/30	159	159,541
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 4.01%), 7.79%, 08/03/29	114	114,243
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 10/31/31	255	255,378
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 10/31/31	97	97,479
Kaman Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 02/26/32	44	44,052
Security	Par (000)	Value
Aerospace & Defense (continued)
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 12/01/32	$57	$57,428
TransDigm, Inc.
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 03/22/30	116	115,667
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 02/28/31	295	295,533
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 01/19/32	56	55,701
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 08/19/32	181	180,884
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 02/13/33	89	88,862
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 02/22/31	107	106,400
		1,571,168
Airlines — 1.2%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 04/20/28	44	44,194
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.57%, 03/21/31	131	130,579
American Airlines, Inc.
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29	108	106,722
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 02/15/28	145	144,327
2026 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 05/29/33	66	65,477
AS Mileage Plan IP Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 05/12/33	70	69,651
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.43%, 08/27/29	111	96,602
		657,552
Apparel — 0.4%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 12/21/28	104	104,342
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 02/13/32	59	59,140
Beach Acquisition Bidco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 09/12/32	31	30,935
		194,417
Auto Manufacturers — 0.2%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 01/02/33	85	84,858

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment — 1.1%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.23%, 05/06/30	$264	$264,209
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 01/28/32	149	149,436
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.57%, 01/30/32	11	10,931
RealTruck Group, Inc.
2026 FLSO Tranche A Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.01%), 8.65%, 01/31/31	14	8,493
2026 FLSO Tranche B Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 6.26%), 9.90%, 01/31/31	35	20,709
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.74%, 11/17/28	139	138,892
		592,670
Banks — 0.2%
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 11/25/32	100	97,568
Beverages — 0.3%
Naked Juice LLC
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.08%, 01/24/29	20	13,658
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.23%, 01/24/29	76	77,366
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.83%, 01/24/30	47	17,520
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 07/09/32	43	42,650
		151,194
Biotechnology — 0.4%
BioMarin Pharmaceutical, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 04/27/33	75	74,897
Grifols International Services USA, Inc., 2026 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/14/33	113	112,906
		187,803
Building Materials — 3.5%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 09/08/32	272	271,831
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.98%, 07/08/30	43	37,494
CP Iris Holdco I, Inc., 2025 Delayed Draw Term Loan, 0.00%, 10/27/32(d)	0 (e)	275
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 10/27/32	153	146,533
Emrld Borrower LP
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30	238	237,422
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 08/04/31	186	185,953
Security	Par (000)	Value
Building Materials (continued)
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 02/02/33(f)	$14	$13,846
Hobbs & Associates LLC, Term Loan B, 07/23/31(d)	80	79,800
Legence Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.73%, 12/16/31	172	171,766
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.98%, 03/19/29	118	118,092
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 02/10/32	108	107,676
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 04/14/31	135	134,744
SCIH Salt Holdings, Inc., 2026 Term Loan B, 07/30/31(d)	139	138,131
Standard Industries, Inc./New York, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/22/28	12	12,340
Tulip Holdco DE LLC, USD Term Loan B, 07/22/33(d)	30	29,906
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 08/05/31	184	166,643
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 5.85%, 10/04/28	20	20,163
		1,872,615
Chemicals — 4.7%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27	62	58,289
Ascend Performance Materials Operations LLC, 2021 Term Loan B, 0.00%, 08/27/26(g)(h)	16	21
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 12/20/29	160	160,281
BASF Coatings, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.24%, 06/29/33	147	147,578
Chemours Co. (The), 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 10/15/32	201	200,048
Derby Buyer LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.43%, 11/01/30	119	119,461
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 10/04/29	131	130,381
ECO Services Operations Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 06/12/31	95	94,592
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 12/18/30	204	203,757
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/29/32	89	88,362
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 02/15/30	143	143,102
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 10/07/31	15	11,860
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.76%, 07/03/28	112	106,130
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 11/26/31(f)	$72	$71,354
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 06/20/31	113	113,084
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 11/03/32	141	141,246
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.60%, 04/08/31	57	37,387
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 10/09/31	64	64,199
Qnity Electronics, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 11/01/32	228	227,666
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.57%, 10/29/32	109	108,803
SP Motion Holdco Ltd., USD Term Loan B, 06/24/33(d)	38	38,008
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.66%, 08/02/30	129	128,348
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/19/32	143	142,915
		2,536,872
Commercial Mbs — 0.4%
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 12/12/31	228	228,739
Commercial Services — 7.7%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.63%, 05/21/31	159	159,062
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 08/12/32	82	81,408
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/20/32	378	378,879
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.41%, 11/17/31	54	53,750
API Group DE, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 05/16/33	338	338,070
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31	372	371,468
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 08/23/32	84	83,498
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.48%, 01/31/31	57	53,133
CHG Healthcare Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.82%, 09/29/31	127	126,773
Security	Par (000)	Value
Commercial Services (continued)
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 04/01/32	$114	$111,057
Corpay Technologies Operating Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/05/32	109	108,523
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 10/01/31	186	185,382
Dycom Industries, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/27/33	42	42,013
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 07/06/29	75	75,011
Galaxy U.S. Opco, Inc., Term Loan, 0.00%, 07/31/30(i)	66	60,858
Garda World Security Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.51%, 02/01/29	110	109,559
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/02/31	182	170,864
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/02/32	27	26,850
Hertz Corp.(The)
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 7.58%, 06/30/28	52	28,722
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 7.58%, 06/30/28	10	5,239
Ingenovis Health, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.91%, 05/27/32	10	6,980
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 10/07/32	196	154,162
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28	185	184,132
Medical Solutions Holdings, Inc.
2026 Exchange FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.42%, 11/01/30	11	1,261
2026 Class A-1 First Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.17%, 11/01/30	5	3,141
2026 Class A-2 First Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.17%, 11/01/30	10	6,946
2026 Exchange FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.92%, 11/03/31	5	643
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 11/17/31	50	48,681
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 12/31/32	44	43,617

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/07/32	$120	$118,631
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/13/30	26	26,324
Pye-Barker Fire & Safety LLC
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32	97	96,892
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32	2	2,272
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 11/19/31	81	80,107
Rosen International SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 03/26/31	157	156,932
Shift4 Payments LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/03/32	96	95,551
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 06/24/31	177	176,528
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 06/24/31	88	88,122
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 01/30/31	162	162,506
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 03/31/28	30	29,500
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 03/05/32	59	59,155
		4,112,202
Computers — 0.7%
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.43%, 12/09/31	91	88,539
Cubic Corp.
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.32%, 05/25/29	38	2,214
2025 Second Out Term Loan B, (Prime + 1.75%), 9.25%, 05/25/29	281	16,377
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 03/01/29	127	114,148
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.67%, 02/01/28	144	130,840
Ping Identity Holding Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 11/15/32(f)	50	48,877
		400,995
Cosmetics & Personal Care — 0.1%
Opal U.S. LLC, 2026 USD Term Loan B, 04/28/32(d)	80	80,114
Security	Par (000)	Value
Distribution & Wholesale — 2.2%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 01/31/31	$166	$165,966
BCPE Empire Holdings, Inc.
2025 Term Loan B, 12/11/30(d)	30	29,597
2026 10th Amendment Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 12/29/32	204	201,931
Core & Main LP
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 07/01/33	87	87,037
2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 02/09/31	213	213,106
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 07/02/31	117	114,752
Fluid-Flow Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/04/33	18	18,028
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 06/04/31	250	249,280
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32	78	78,407
		1,158,104
Diversified Financial Services — 4.3%
AllSpring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30	25	24,839
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 02/27/32	168	159,271
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 08/09/30	68	67,778
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 06/24/30	30	30,019
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 11/01/32	155	154,903
Citadel Securities Global Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/10/33	248	247,390
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 05/19/31	294	292,994
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/15/31	296	291,824
GTCR Everest Borrower LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 09/05/31	45	44,465
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/18/30	238	237,599
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	368	366,676
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Jump Financial LLC, 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/26/32(f)	$10	$9,974
Jupiter Borrower, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/30/33	57	57,285
NEXUS Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 07/31/31	20	19,335
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.26%, 10/08/32	90	90,025
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 07/30/32	163	161,488
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 12/06/32	23	22,961
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/05/28	11	10,523
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 10/16/31	26	25,955
		2,315,304
Electric — 1.9%
Alpha Generation LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 09/30/31	105	104,230
Calpine Construction Finance Co., L.P., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 07/31/30	175	174,735
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27	84	84,031
NRG Energy, Inc.
2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 04/28/33	29	28,864
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.49%, 04/16/31	299	298,221
Pathfinder Power LLC, Term Loan B, 06/22/33(d)	108	107,730
Talen Energy Supply LLC
2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 12/15/31	68	67,792
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.82%, 11/26/32	163	160,504
		1,026,107
Electrical Components & Equipment — 0.2%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 05/13/29	17	16,633
Belden, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/01/33(f)	83	83,311
		99,944
Electronics — 1.3%
Amber Acquisitionco LLC
2026 Term Loan B, 07/25/33(d)	38	38,420
2026 Delayed Draw Term Loan, 07/25/33(d)	3	2,620
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/20/31(f)	68	68,535
Security	Par (000)	Value
Electronics (continued)
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 07/02/29	$98	$97,738
LSF12 Crown U.S. Commercial Bidco LLC, 2026 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.24%, 12/02/31	58	57,772
MX Holdings US, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 03/17/32(f)	50	50,187
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 10/01/32	81	81,289
Resilience Parent LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 02/28/33	195	194,594
Sanmina Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 10/27/32	89	89,174
		680,329
Energy - Alternate Sources — 0.1%
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR + 1.75%), 5.50%, 06/16/32	80	79,260
Engineering & Construction — 1.9%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/23/31	293	294,021
Asplundh Tree Expert LLC, 2026 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 05/30/33	123	122,723
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 04/25/33(d)	4	4,082
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 04/25/33	187	186,613
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.75%, 09/29/32	86	85,732
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30	183	145,372
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 03/27/31	7	7,019
Construction Partners, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.75%, 11/03/31	109	108,926
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 07/09/32(d)	48	48,477
		1,002,965
Entertainment — 5.5%
Caesars Entertainment, Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 02/06/30	53	51,054
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 02/06/31	153	145,877
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 6.85%, 07/19/30	98	97,569
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 12/02/31	69	69,042
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/30/31	293	292,649

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 06/03/33	$145	$145,245
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 03/04/32	108	107,435
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 08/30/30	29	29,436
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 03/24/32	256	256,262
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 11/30/30	210	207,552
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 06/04/32	91	90,449
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.43%, 11/01/29	126	124,151
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 05/27/32	92	92,335
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 04/16/29	199	199,482
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/21/32	121	121,238
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 11/12/29	158	129,805
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.98%, 08/01/30	44	42,486
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 05/30/33	90	89,707
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.75%, 04/04/29	93	90,594
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 12/04/31	82	81,436
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 05/01/31	38	37,573
TKO Worldwide Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 11/21/31	353	352,642
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 07/01/32	109	109,263
		2,963,282
Environmental Control — 1.4%
Action Environmental Group, Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 6.73%, 10/24/30	99	97,948
Arcwood Environmental, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 04/01/33(f)	26	26,098
Security	Par (000)	Value
Environmental Control (continued)
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.23%, 10/08/32	$44	$43,862
EnergySolutions LLC, 2026 Term Loan B, 07/23/33(d)	58	58,072
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 10/21/28	106	106,187
GFL ES U.S. LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 03/03/32	233	233,315
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 10/17/30	60	59,705
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 01/15/31	10	9,986
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 01/15/31	61	61,297
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 11/30/28	35	34,804
2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.99%, 01/15/31	37	36,769
		768,043
Food — 1.4%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/28/32	237	237,613
Froneri US, Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.20%, 09/30/31	173	171,931
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.45%, 09/30/32	69	68,398
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.23%, 03/29/30	4	4,495
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 02/11/33	95	95,205
US Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 10/03/31	160	160,588
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 01/29/32	27	26,788
		765,018
Food Service — 0.0%
Aramark Services, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 04/06/28	17	17,262
Gas — 0.0%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/22/32	25	25,006
Health Care - Products — 1.4%
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.99%, 04/07/33	465	457,123
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Medline Borrower, LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.50%), 5.23%, 05/30/33	$214	$213,024
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 08/20/32	67	66,733
		736,880
Health Care - Services — 2.7%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 09/20/32	17	17,388
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 01/15/31	265	265,295
Charlotte Buyer, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.14%, 06/30/31	50	50,037
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/26/31	69	68,965
DaVita, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 05/09/31	51	50,808
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 02/06/33	105	105,729
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28	24	23,716
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.50%, 05/19/31	219	208,235
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/32	54	54,000
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 09/22/32	112	112,418
Sotera Health Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 05/30/31	168	168,819
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 09/27/30	95	95,562
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/19/30	168	167,470
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.82%, 06/30/28	40	39,616
		1,428,058
Holding Companies - Diversified — 0.1%
Clue Opco LLC, Term Loan B, 12/19/30(d)	30	28,814
Home Furnishings — 0.7%
AI Aqua Merger Sub, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 07/05/33	250	250,000
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.89%, 10/24/31	15	14,898
Security	Par (000)	Value
Home Furnishings (continued)
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 10/01/32	$112	$110,621
		375,519
Hotels, Restaurants & Leisure — 0.5%
Allwyn Entertainment Financing U.S. LLC, 2025 Term Loan B, 06/02/31(d)	30	29,456
Gaia Purchaser, Inc., Term Loan B, 06/25/33(d)	55	54,862
GVC Holdings (Gibraltar) Ltd., 2025 Term Loan B6 (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/31/29	50	50,032
Pioneer Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.00%, 05/16/33	114	114,611
		248,961
Household Products & Wares — 0.2%
Fortrex Sanitation LLC, 2025 Takeback Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.10%), 4.83%, 03/10/31	6	5,759
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 12/30/32	79	78,448
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 03/04/32	28	28,079
		112,286
Housewares — 0.5%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 01/20/32	197	196,477
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.35%, 10/20/28	19	18,761
SWF Holdings I Corp.
2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.23%, 12/19/29	22	21,678
2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.23%, 12/19/29	16	16,258
		253,174
Insurance — 5.5%
Acrisure LLC, 2024 1st Lien Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 11/06/30	30	27,405
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/19/31	319	318,030
AmWINS Group, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.73%, 01/30/32	208	205,947
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/29/31	205	204,001
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.83%, 02/15/31	207	204,302
Asurion LLC
2026 Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.57%, 02/23/33	70	65,391
2024 Term Loan B12, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 09/19/30	40	38,593

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 09/19/30	$201	$195,714
2023 Term Loan B11, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.17%, 08/19/28	11	10,570
CRC Insurance Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 05/06/31	229	224,874
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/20/30	298	298,494
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.48%, 04/18/30	10	9,622
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.48%, 02/15/31	214	204,897
Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/02/33	184	180,130
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 07/02/31	21	20,359
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 09/15/31	106	105,419
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 07/31/31	255	253,544
USI, Inc./New York
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 09/29/30	192	191,220
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 11/21/29	213	212,544
		2,971,056
Internet — 1.5%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.32%, 08/15/29	82	54,434
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.07%, 11/08/32	127	127,657
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/12/29	195	193,117
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/09/29	84	82,914
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.98%, 12/31/31	42	37,880
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/31/28	197	193,866
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.48%, 03/15/30	136	135,956
		825,824
Leisure Time — 0.5%
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 05/31/30	94	93,504
Security	Par (000)	Value
Leisure Time (continued)
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 01/22/31	$51	$51,512
Hayward Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 06/23/33	46	46,280
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 08/03/28	73	72,881
		264,177
Lodging — 1.3%
Aimbridge Acquisition Co., Inc.
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.28%, 03/11/30	20	19,685
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.28%, 03/11/30	19	18,454
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.98%, 01/27/29	158	157,626
Four Seasons Hotels Ltd., 2026 Term Loan B, 09/22/32(d)	26	26,006
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.47%, 11/08/30	129	129,120
Hilton Grand Vacations Borrower LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/18/33	10	9,898
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 03/14/31	161	161,290
Turquoise Topco Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 12/30/32	89	88,223
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 05/24/30	110	109,653
		719,955
Machinery — 2.3%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.60%, 06/23/30	100	100,242
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 02/03/33	128	127,889
ESCO Technologies, Inc., Term Loan B, 05/27/33(d)(f)	36	35,910
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 07/03/31	49	49,347
Indicor LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 11/22/29	73	73,495
INNIO North America Holding, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 11/02/31	137	135,891
Madison IAQ LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/06/32	70	69,901
Tega MC Australia Holdings Pty Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 06/01/33	54	54,237
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.70%, 04/30/30	$360	$361,472
WEC US Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 01/27/31	236	235,245
		1,243,629
Machinery - Diversified — 0.3%
Engineered Machinery Holdings, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.49%, 11/26/32	12	12,029
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/10/33	133	131,526
		143,555
Machinery- Construction & Mining — 0.2%
ACI Rover Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/33	68	67,813
Knife River HoldCo, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/08/32	20	19,908
		87,721
Manufacturing — 0.6%
CompoSecure Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33	154	153,363
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 07/06/29	22	22,512
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 01/26/33	113	112,696
MSOF Beacon LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32	47	46,976
		335,547
Media — 1.1%
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	174	109,281
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 10/17/31	134	124,870
Nexstar Media, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 03/18/33	54	53,936
Numericable US LLC, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.63%, 05/31/31	104	105,718
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.85%, 09/25/29(i)	181	161,307
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.34%, 02/15/32	40	39,255
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.04%, 01/31/29	24	21,549
		615,916
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.3%
QTS Thunder Managing Issuer LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.03%, 07/22/33	$176	$173,360
Mining — 0.6%
Covia Holdings Corp., 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.50%, 02/26/32(f)	108	107,936
Novelis Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 03/11/32	236	235,187
		343,123
Oil & Gas — 0.2%
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 02/11/30	84	83,833
Oil & Gas Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 10/01/32(f)	42	41,843
Packaging & Containers — 1.9%
Charter Next Generation, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/29/30	216	215,754
Clydesdale Acquisition Holdings, Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.18%), 6.91%, 04/13/29	20	19,510
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.98%, 04/01/32	136	129,544
Labels Buyer LLC, 2026 USD PIK Takeback Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.38%), 6.03%, 05/11/33	81	67,763
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 04/15/30	125	123,649
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 02/01/29	56	55,859
Proampac PG Borrower LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.78%, 03/07/33	89	86,871
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 09/15/32	77	77,574
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 04/11/33	200	192,322
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 09/15/28	73	67,993
		1,036,839
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/02/32	181	181,909
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 10/31/32	60	59,717
Endo Finance Holdings LP, 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 04/23/31	35	34,632

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.83%, 10/01/27	$51	$50,684
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 05/05/28	134	134,602
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 04/20/29	65	64,781
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28	6	5,909
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 08/01/31	72	71,653
		603,887
Pipelines — 1.5%
BIP PipeCo Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 12/06/30	20	20,009
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/22/32	46	46,464
Calcasieu Pass Funding LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 04/11/33	86	86,524
Colossus Acquireco LLC, 2026 Term Loan B, (3-mo. SOFR + 1.75%), 5.37%, 01/31/33	269	267,730
Crescent Midstream Intermediate Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 02/18/33	31	31,097
Freeport LNG Investments, LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 02/11/33	148	148,052
ITT Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.98%), 5.71%, 10/11/30	50	49,903
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 04/01/32	58	58,659
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33	56	56,105
Traverse Midstream Partners LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.04%, 07/14/33	32	31,960
		796,503
Real Estate — 0.5%
CoreLogic, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 07/25/31	229	219,959
Cushman & Wakefield U.S. Borrower LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 06/13/33	43	42,674
		262,633
Real Estate Investment Trusts — 0.4%
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 01/31/31	60	59,439
NEXUS Buyer LLC, 2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 07/31/31	70	68,205
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 05/20/30	$70	$70,078
		197,722
Retail — 2.8%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32	111	111,719
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 09/20/30	116	115,553
EG America LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31	179	179,503
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 06/17/31	116	100,858
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 12/16/30	119	119,338
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.57%, 06/06/31	60	47,517
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31	109	108,905
Murphy Oil USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 04/07/32	33	32,928
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/14/32	21	20,942
QXO Building Products, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 04/30/32	82	81,994
2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/01/33	212	211,589
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 10/19/29	371	370,403
		1,501,249
Semiconductors — 0.3%
Gryphon Acquire Newco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 09/13/32	92	91,885
MKS, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 02/04/33	86	86,041
		177,926
Software — 8.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 02/24/31	211	207,107
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 03/26/32	90	84,934
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 11/25/31	123	120,488
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31	273	248,658
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/17/30	$31	$30,457
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 01/23/32	38	37,967
Central Parent LLC, 2026 CoOp Steerco Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 07/06/29	184	117,362
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/21/31	193	174,634
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/13/32	173	154,316
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.58%, 10/08/28	43	38,361
Coreweave Financing DDTL V LLC
1st Lien Delayed Draw Term Loan, 09/30/31(d)	106	106,133
Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.14%, 11/17/31	115	114,716
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.40%, 05/01/31	189	177,014
Darktrace Finco U.S. LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.99%, 10/09/31	80	72,824
Dayforce Bidco LLC, 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/04/33	215	199,873
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.98%, 06/26/31	58	54,966
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 10/09/29	146	140,670
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.48%, 05/30/31	216	206,107
Finastra USA, Inc., 2025 USD Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.75%, 09/15/32	195	186,554
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 01/30/32	172	165,406
Kaseya, Inc., 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.07%, 03/22/32	265	198,367
Mitchell International, Inc.
2026 Add-on Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 06/17/31	30	29,100
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 8.98%, 06/17/32	33	30,310
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 07/01/31	54	49,894
OAK-Eagle Acquireco, Inc., USD Term Loan B, 08/04/33(d)	340	341,744
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.57%, 11/03/31	73	72,383
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.08%, 06/02/28	153	136,179
Security	Par (000)	Value
Software (continued)
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 07/16/31	$80	$78,586
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/28/30	48	40,635
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.99%, 04/24/28	153	145,983
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 05/09/31	136	136,162
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 02/10/31	240	229,781
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 04/12/31	155	148,513
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 10/22/29(f)	60	59,931
Zelis Payments Buyer, Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.48%, 09/28/29	108	105,685
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 11/26/31	215	210,560
		4,652,360
Storage & Warehousing — 0.1%
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 03/16/30	80	79,674
Telecommunications — 1.3%
Coral-U.S. Co-Borrower, LLC, 2021 Term Loan B6, 10/15/29(d)	40	39,493
Digicel International Finance Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 08/06/32(d)	46	45,915
Galileo Parent, Inc., 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.12%, 03/03/33	69	69,265
Level 3 Financing, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 03/29/32	236	236,663
Windstream Services LLC, 2025 Term Loan B, 0.00%, 10/06/32(f)	117	117,411
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.35%, 03/11/30(i)	183	183,099
		691,846
Transportation — 1.5%
Carrix, Inc.
2026 Delayed Draw Term Loan, 0.00%, 07/27/33	18	17,821
2026 Term Loan B, 07/27/33(d)	89	89,104
GB AIT Buyer, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 04/29/33	60	59,891
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 04/10/31	328	326,720
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.08%, 12/15/26(f)	38	37,489

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
PODS LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.18%, 05/14/31	$64	$61,827
Rand Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 03/18/30	174	173,756
Stonepeak Nile Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 04/09/32	30	29,925
		796,533
Total Floating Rate Loan Interests — 85.0% (Cost: $46,547,209)		45,637,565
	Shares
Common Stocks
Containers & Packaging — 0.0%
Labels Buyer LLC, NVS	14	1,162
Diversified Consumer Services — 0.0%
Luxco Co. Ltd., NVS	623	11,917
Food Products — 0.0%
Hearthside Equity, NVS	276	4,719
Health Care Providers & Services — 0.1%
United Site Services, Inc., NVS(f)	1,827	18,270
Hotels, Restaurants & Leisure — 0.0%
Aimbridge Acquisition Co., Inc., NVS	459	17,595
Leisure Products — 0.0%
Fortrex Technologies, Inc., NVS(f)	257	4,112
Total Common Stocks — 0.1% (Cost $73,580)		57,775
Investment Companies
Exchange Traded Funds — 3.2%
iShares Broad USD High Yield Corporate Bond ETF(b)(j)	47,000	1,728,660
Total Investment Companies — 3.2% (Cost $1,725,917)		1,728,660
Preferred Stocks
Containers & Packaging — 0.1%
Labels Buyer LLC, Preference Shares, NVS	25	19,875
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	76	1,520
Security	Shares	Value
Software (continued)
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	111	$2,220
		3,740
Total Preferred Stocks — 0.1% (Cost $23,925)		23,615
Warrants
Packaging & Containers — 0.0%
Labels Buyer LLC	25	47
Total Warrants — 0.0% (Cost $0)		47
Total Long-Term Investments — 89.5% (Cost: $48,957,774)		48,044,656
Short-Term Securities
Money Market Funds — 17.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(j)(k)(l)	1,915,517	1,916,092
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(j)(k)	7,180,000	7,180,000
Total Short-Term Securities — 17.0% (Cost: $9,096,076)		9,096,092
Total Investments — 106.5% (Cost: $58,053,850)		57,140,748
Liabilities in Excess of Other Assets — (6.5)%		(3,476,009)
Net Assets — 100.0%		$53,664,739

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)	Rounds to less than 1,000.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,351,543	$564,764 (a)	$—	$(150)	$(65)	$1,916,092	1,915,517	$2,220 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,960,000	1,220,000 (a)	—	—	—	7,180,000	7,180,000	244,079	—
iShares 0-5 Year High Yield Corporate Bond ETF(c)	871,560	—	(864,675)	13,548	(20,433)	—	—	35,034	—
iShares Broad USD High Yield Corporate Bond ETF	673,020	1,450,628	(366,792)	(8,611)	(19,585)	1,728,660	47,000	85,053	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	576,726	—	(578,427)	37,863	(36,162)	—	—	8,388	—
				$42,650	$(76,245)	$10,824,752		$374,774	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V4	5.00%	Quarterly	12/20/30	CCC+	USD	735	$60,062	$54,944	$5,118

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.66%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Barclays Bank PLC	N/A	09/20/26	USD	288	$1,105	$(2,470)	$3,575
1-day SOFR, 3.66%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	1,000	22,999	(9,017)	32,016
1-day SOFR, 3.66%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	712	4,139	(6,109)	10,248
									$28,243	$(17,596)	$45,839

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$54,944	$—	$5,118	$—
OTC Swaps	—	(17,596)	45,839	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$5,118	$—	$—	$—	$—	$5,118
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$45,839	$—	$45,839
	$—	$5,118	$—	$—	$45,839	$—	$50,957
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$17,596	$—	$17,596

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$5,951	$—	$—	$(9,150)	$—	$(3,199)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$4,402	$—	$—	$(13,302)	$—	$(8,900)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Credit default swaps:
Average notional value — sell protection	$668,625
Total return swaps:
Average notional value	$2,500,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$445	$—
Swaps - OTC(a)	45,839	17,596
Total derivative assets and liabilities in the Statements of Assets and Liabilities	46,284	17,596
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(445)	—
Total derivative assets and liabilities subject to an MNA	$45,839	$17,596

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Barclays Bank PLC	$3,575	$(2,470)	$—	$—	$1,105
Morgan Stanley & Co. International PLC	42,264	(15,126)	—	—	27,138
	$45,839	$(17,596)	$—	$—	$28,243

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Barclays Bank PLC	$2,470	$(2,470)	$—	$—	$—
Morgan Stanley & Co. International PLC	15,126	(15,126)	—	—	—
	$17,596	$(17,596)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$455,763	$—	$455,763
Fixed Rate Loan Interests	—	141,231	—	141,231
Floating Rate Loan Interests	—	44,864,863	772,702	45,637,565
Common Stocks	—	35,393	22,382	57,775
Investment Companies	1,728,660	—	—	1,728,660
Preferred Stocks	—	23,615	—	23,615
Warrants	—	47	—	47
Short-Term Securities
Money Market Funds	9,096,092	—	—	9,096,092
Unfunded Floating Rate Loan Interests(a)	—	550	—	550

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Floating Rate Loan Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities (continued)
Liabilities
Unfunded Floating Rate Loan Interests(a)	$—	$(274)	$(376)	$(650)
	$10,824,752	$45,521,188	$794,708	$57,140,648
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$5,118	$—	$5,118
Interest Rate Contracts	—	45,839	—	45,839
	$—	$50,957	$—	$50,957

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of July 31, 2025	$102,264	$781,451	$4,208	$—	$887,923
Transfers into Level 3(a)	—	229,456	—	—	229,456
Transfers out of Level 3(b)	(74,184)	(181,876)	(4,208)	—	(260,268)
Accrued discounts/premiums	—	2,400	—	—	2,400
Net realized gain (loss)	35,742	(38,136)	—	—	(2,394)
Net change in unrealized appreciation (depreciation)(c)(d)	(26,529)	11,457	—	(376)	(15,448)
Purchases	24,837	722,430	—	—	747,267
Sales	(39,748)	(754,480)	—	—	(794,228)
Closing balance, as of July 31, 2026	$22,382	$772,702	$—	$(376)	$794,708
Net change in unrealized appreciation (depreciation) on investment still held at July 31, 2026(d)	$(2,359)	$1,174	$—	$(376)	$(1,561)
 (a)As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

 (b)As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(c)Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
 (d)Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment.  Such valuations are based on unobservable inputs.  A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 8.1%
Alabama Highway Authority, RB, 5.00%, 09/01/41 (AG)	$950	$1,027,286
Baldwin County Industrial Development Authority, RB, AMT, 5.00%, 06/01/55(a)(b)	1,100	1,133,357
Black Belt Energy Gas District, RB
2.51%, 10/01/52(b)	1,120	1,119,505
4.00%, 10/01/49(b)	1,075	1,079,666
5.00%, 02/01/30	465	482,355
5.00%, 05/01/31	300	312,444
5.00%, 06/01/31	3,185	3,323,910
5.00%, 12/01/31	2,530	2,630,452
5.00%, 07/01/33	2,560	2,647,391
5.00%, 12/01/34	2,405	2,525,086
5.00%, 03/01/55(b)	4,375	4,532,234
5.00%, 10/01/55(b)	2,075	2,149,315
5.25%, 02/01/53(b)	1,275	1,329,316
5.25%, 01/01/54(b)	605	633,142
5.50%, 11/01/53(b)	900	935,575
5.50%, 10/01/54(b)	700	745,422
County of Jefferson Sewer Revenue, RB, 5.25%, 10/01/42	1,000	1,064,423
Energy Southeast A Cooperative District, RB
5.00%, 11/01/33	2,455	2,569,031
5.50%, 11/01/53(b)	1,000	1,056,133
5.75%, 04/01/54(b)	225	244,277
Southeast Alabama Gas Supply District (The), RB, 5.00%, 06/01/49(b)	3,000	3,112,984
Southeast Energy Authority A Cooperative District, RB
4.00%, 11/01/51(b)	1,315	1,326,977
4.24%, 05/01/53 (1-day SOFR)(b)	2,050	2,050,897
5.00%, 10/01/30	2,670	2,830,149
5.25%, 11/01/55(b)	2,155	2,270,485
5.50%, 01/01/53(b)	505	533,766
Tuscaloosa County Industrial Development Authority, RB, 5.25%, 05/01/44(a)	101	102,437
		43,768,015
Alaska — 0.1%
Alaska Housing Finance Corp., RB, 4.00%, 12/01/48	700	703,294
California — 6.3%
Bay Area Toll Authority, RB, 5.00%, 04/01/61(b)	1,000	1,106,204
California Community Choice Financing Authority, RB
4.40%, 12/01/53(b)	750	765,744
5.00%, 03/01/56(b)	275	287,061
5.00%, 10/01/56(b)	4,140	4,368,953
California Housing Finance Agency, RB, 3.60%, 07/01/56(b)	3,900	3,900,090
California Infrastructure & Economic Development Bank, RB, AMT
3.50%, 01/01/65(a)(b)	2,325	2,324,387
12.00%, 01/01/65(a)(b)	2,240	1,433,600
California Municipal Finance Authority, RB, 6.00%, 06/01/38(a)(b)	200	196,609
California Municipal Finance Authority, RB, AMT, 4.00%, 07/15/29	500	502,676
California Pollution Control Financing Authority, RB, AMT
2.88%, 08/17/26(a)(b)	360	359,951
4.25%, 07/01/31(b)	525	530,662
Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB
5.00%, 10/01/28(a)	$4,000	$4,163,714
5.80%, 06/01/36(a)	670	648,505
City of Los Angeles Department of Airports, RB, AMT
5.00%, 08/31/26	475	476,702
5.00%, 05/15/30	430	431,524
5.00%, 05/15/34	355	390,105
5.00%, 05/15/35	500	548,234
5.00%, 05/15/36	685	687,400
5.00%, 05/15/39	1,000	1,064,888
Hidden Valley Lake Community Services District, SA, 3.50%, 09/02/32	361	346,688
Riverside County Community Facilities Districts, ST, 3.88%, 09/01/28	405	403,945
Sacramento Housing Authority, RB, 5.80%, 07/01/38(a)	500	476,796
San Diego Unified School District California, GO, Series C, 0.00%, 07/01/38(c)	1,945	1,245,173
San Francisco City & County Airport Commission San Francisco International Airport, RB, 5.25%, 05/01/45	1,130	1,200,572
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT, 5.00%, 05/01/33	500	544,322
Southern California Public Power Authority, RB, 5.00%, 11/01/33	3,565	3,732,854
Yosemite Community College District, GO, 0.00%, 08/01/38(c)	2,700	1,656,247
		33,793,606
Colorado — 2.5%
City & County of Denver Airport System Revenue, RB, AMT
5.00%, 12/01/35	1,010	1,035,685
5.75%, 11/15/34	200	224,713
City & County of Denver Co. Airport System Revenue, RB, AMT, 5.00%, 11/15/41	895	927,743
City of Colorado Springs Utilities System Revenue, RB, 5.00%, 11/15/44	2,210	2,361,119
Colorado Health Facilities Authority, RB
5.00%, 11/15/36	550	604,703
5.00%, 11/15/57(b)	330	359,928
5.00%, 11/15/60(b)	285	306,083
Colorado Housing and Finance Authority, RB, 5.75%, 11/01/53 (GNMA COLL)	2,205	2,326,083
Denver City & County Housing Authority, RB, 5.00%, 06/01/29	415	428,982
Denver City & County School District No. 1, GO
5.00%, 12/01/35 (SAW)	1,860	1,871,935
5.00%, 12/01/36 (SAW)	640	643,896
E-470 Public Highway Authority, RB
0.00%, 09/01/35(c)	1,205	843,668
VRDN, 3.15%, 09/01/39 (1-day SOFR)(b)	910	907,805
State of Colorado, COP, 5.00%, 03/15/37	675	681,233
		13,523,576
Connecticut — 2.7%
Aquarion Water Authority, RB
0.00%, 08/01/43 (BAM)(c)	470	213,093
5.25%, 02/01/31	905	982,963
5.25%, 08/01/38	800	885,909

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Connecticut Housing Finance Authority, RB, 1.85%, 05/15/38	$200	$145,592
Connecticut State Health & Educational Facilities Authority, RB
5.00%, 12/01/30	740	745,405
5.00%, 07/01/36	175	198,073
State of Connecticut Special Tax Revenue, RB
5.00%, 07/01/38	220	236,423
5.00%, 07/01/39	5,000	5,473,398
State of Connecticut, GO
5.00%, 03/15/35	125	140,264
5.00%, 08/15/38	4,230	4,650,885
5.00%, 11/15/40	895	965,584
		14,637,589
Delaware — 0.3%
Delaware State Economic Development Authority, RB, 4.00%, 10/01/45(b)	1,455	1,430,805
Delaware Transportation Authority, RB, 5.00%, 09/01/26	315	315,574
		1,746,379
District of Columbia — 1.5%
District of Columbia Housing Finance Agency, RB, 3.20%, 09/01/40(b)	415	414,937
District of Columbia Income Tax Revenue, RB
5.00%, 06/01/40	175	189,290
5.00%, 06/01/40	2,000	2,178,466
District of Columbia Water & Sewer Authority, RB, 5.00%, 10/01/41	685	734,933
District of Columbia, GO
5.00%, 06/01/38	1,080	1,191,516
5.00%, 06/01/39	1,500	1,640,554
Metropolitan Washington Airports Authority Aviation Revenue, RB, AMT
5.00%, 10/01/34	300	325,981
5.00%, 10/01/37	295	310,119
5.25%, 10/01/41	585	627,708
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, 0.00%, 10/01/27 (AG)(c)	395	381,526
		7,995,030
Florida — 3.3%
Brevard County Health Facilities Authority, RB, 5.00%, 07/01/34	2,415	2,648,463
County of Broward FL Airport System Revenue, RB, 5.00%, 10/01/28	1,105	1,148,109
County of Broward FL Airport System Revenue, RB, AMT, 5.00%, 10/01/35	1,570	1,589,193
County of Lee Florida Airport Revenue, RB, 5.25%, 10/01/47	795	825,159
County of Lee Florida Airport Revenue, RB, AMT
5.00%, 10/01/56(b)	2,620	2,770,925
5.25%, 10/01/44	1,240	1,312,206
County of Miami-Dade Florida Aviation Revenue, RB, 5.00%, 10/01/41	1,250	1,348,310
County of Miami-Dade Florida, GO, Series A, 5.00%, 07/01/38	1,075	1,081,443
County of Miami-Dade Seaport Department RB, AMT, 5.00%, 10/01/36	1,330	1,398,083
County of Osceola Transportation Revenue, RB
5.00%, 10/01/33	735	754,356
5.00%, 10/01/39	985	993,963
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB, AMT, 4.38%, 10/01/54(a)(b)	$250	$250,776
Kissimmee Park Community Development District, SA, 5.00%, 05/01/30	555	549,017
Miami-Dade County Expressway Authority, RB, 5.00%, 07/01/30	250	250,324
Palmetto Ridge Community Development District, SA, 4.13%, 05/01/31	565	559,241
Pinery Community Development District, SA, 4.25%, 05/01/31	500	488,343
		17,967,911
Georgia — 3.5%
City of Atlanta GA Department of Aviation, RB, AMT, 5.25%, 07/01/42	300	319,300
City of Atlanta GA Water & Wastewater Revenue, RB
5.00%, 11/01/39	2,195	2,424,700
5.00%, 11/01/43	1,735	1,874,036
County of DeKalb Water & Sewerage Revenue, RB, 5.00%, 10/01/42	1,000	1,073,292
Development Authority of Cobb County. (The), RB, 5.70%, 06/15/38(a)	100	100,222
Georgia Housing & Finance Authority, RB, 4.05%, 12/01/35 (GNMA/FNMA/FHLMC)	250	246,998
Main Street Energy, Inc., RB
5.00%, 10/01/33	2,905	3,041,732
5.00%, 12/01/33	1,120	1,162,748
Main Street Natural Gas, Inc., RB
4.00%, 03/01/50(b)	720	720,673
5.00%, 12/01/29	850	877,194
5.00%, 05/15/37	500	522,835
5.00%, 07/01/53(b)	50	52,298
5.00%, 09/01/53(b)	920	966,197
5.00%, 12/01/54(b)	500	519,715
5.00%, 05/01/55(b)	270	281,376
5.00%, 12/01/55(b)	500	519,470
Newnan Housing Authority, RB, 6.00%, 08/01/44 (FHLMC COLL)(b)	530	523,944
State of Georgia, GO
3.00%, 08/01/37	820	749,404
5.00%, 07/01/43	2,575	2,811,576
		18,787,710
Hawaii — 0.4%
State of Hawaii Airports System Revenue, RB, AMT, 5.00%, 07/01/42	2,250	2,368,536
Idaho — 0.8%
Idaho Health Facilities Authority, RB, 5.00%, 03/01/60(b)	1,810	1,959,699
Idaho Housing & Finance Association, RB
5.00%, 08/15/43	1,750	1,875,194
5.75%, 08/01/45 (FHLMC COLL)(a)(b)	540	537,801
		4,372,694
Illinois — 4.9%
Chicago Board of Education, GO
5.50%, 12/01/32	625	656,798
6.00%, 12/01/38	1,900	2,026,982
Chicago O'Hare International Airport, RB
5.00%, 01/01/31	2,145	2,286,888
Series B, 5.00%, 01/01/37	570	573,184
Series B, 5.00%, 01/01/38	1,925	1,934,967
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago O'Hare International Airport, RB, AMT
5.00%, 01/01/37	$1,765	$1,891,917
5.25%, 01/01/42	1,500	1,579,918
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.00%, 06/01/27	670	680,473
5.00%, 06/01/28	785	812,594
City of Chicago Illinois, GO, 5.00%, 01/01/27	100	100,475
City of Granite City Illinois, RB, 1.25%, 05/01/27	670	654,634
Illinois Finance Authority, RB
5.00%, 08/01/31	1,255	1,350,053
5.00%, 02/15/32	250	251,994
Illinois Housing Development Authority, RB, 6.25%, 10/01/56 (GNMA/FNMA/FHLMC)	750	836,668
Illinois State Toll Highway Authority, RB
5.00%, 01/01/30	785	787,527
5.00%, 01/01/47	1,230	1,283,723
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.00%, 12/01/31	1,180	1,187,378
Northern Illinois Municipal Power Agency, RB, 4.00%, 12/01/36	100	95,738
Rock Island County School District No. 41 Rock Island, GO, 5.00%, 01/01/42 (AGC)	350	361,919
State of Illinois, GO
5.00%, 10/01/30	385	410,555
5.00%, 04/01/34	500	545,284
5.00%, 11/01/34	1,120	1,123,107
5.00%, 02/01/37	100	107,475
5.00%, 09/01/43	1,000	1,035,950
5.25%, 04/01/44	3,000	3,176,658
Series B, 5.00%, 10/01/30	850	882,039
		26,634,898
Indiana — 1.5%
Indiana Finance Authority, RB
5.00%, 10/01/34	775	776,858
5.00%, 02/01/40	325	352,277
5.00%, 10/01/42	625	665,518
5.00%, 10/01/57(b)	1,970	2,156,633
Indiana Municipal Power Agency, RB
5.00%, 01/01/40	1,975	2,128,910
5.00%, 01/01/41	1,000	1,070,678
5.00%, 01/01/42	1,000	1,067,781
		8,218,655
Iowa — 0.0%
PEFA Inc., RB, 5.00%, 09/01/49(b)	210	210,308
Kansas — 0.5%
State of Kansas Department of Transportation, RB, 5.00%, 09/01/43	1,745	1,874,707
University of Kansas Hospital Authority, RB, 5.00%, 03/01/55(b)	565	596,777
		2,471,484
Kentucky — 2.1%
City of Henderson Kentucky, RB, AMT, 3.70%, 01/01/32(a)	100	99,711
Kentucky Economic Development Finance Authority, RB, 2.90%, 04/01/31(b)	2,045	2,045,000
Kentucky Public Energy Authority, RB
4.00%, 02/01/50(b)	1,050	1,057,740
5.00%, 01/01/55(b)	3,000	3,123,926
Security	Par (000)	Value
Kentucky (continued)
5.25%, 06/01/55(b)	$660	$693,978
Kentucky State Property & Building Commission, RB
5.00%, 10/01/42	1,040	1,108,167
5.00%, 03/01/45	3,000	3,175,875
		11,304,397
Louisiana — 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A,2.00%, 06/01/30	175	163,405
Louisiana Public Facilities Authority, RB, AMT, 4.38%, 05/01/53(a)(b)	2,000	2,006,451
Parish of St. James Louisiana, RB
3.70%, 08/01/41(b)	100	100,153
6.10%, 06/01/38(a)(b)	500	542,957
		2,812,966
Maryland — 0.9%
City of Baltimore Maryland, RB, 4.00%, 06/01/35(a)	200	191,742
County of Baltimore Maryland, GO, 5.00%, 03/01/35	1,295	1,460,202
County of Montgomery Maryland, GO, 5.00%, 12/01/35	2,160	2,443,030
Maryland Economic Development Corp., RB, 5.00%, 06/01/35	500	510,788
Montgomery County Housing Opportunities Commission, RB, 3.85%, 07/01/34 (FHA 542(C))	365	363,979
		4,969,741
Massachusetts — 2.7%
Commonwealth of Massachusetts, GOL, 5.00%, 06/01/47	900	947,678
Massachusetts Bay Transportation Authority Sales Tax Revenue, RB
5.00%, 07/01/36	1,025	1,163,557
5.00%, 07/01/47	2,500	2,627,015
Massachusetts Clean Water Trust (The), RB, 5.00%, 02/01/43	4,000	4,347,202
Massachusetts Development Finance Agency, RB
1.25%, 05/01/27(a)	1,000	977,067
5.00%, 10/01/42(b)	880	957,794
5.00%, 10/01/65(b)	950	1,050,016
Massachusetts Port Authority, RB, 5.25%, 07/01/48	1,750	1,823,611
Massachusetts School Building Authority, RB, 5.00%, 02/15/41	350	378,596
		14,272,536
Michigan — 0.9%
Great Lakes Water Authority Water Supply System Revenue, RB, 5.00%, 07/01/46	2,000	2,107,316
Michigan Finance Authority, RB
1.20%, 10/15/38(b)	1,350	1,292,885
5.00%, 08/20/26	610	610,592
5.25%, 02/29/40	100	104,872
Michigan State Hospital Finance Authority, RB, 5.00%, 08/15/55(b)	215	230,715
Michigan Strategic Fund, RB, AMT
5.00%, 12/31/26	150	150,787
5.00%, 06/30/29	490	503,374
		5,000,541
Minnesota — 1.2%
City of Rochester MN, RB, 5.00%, 11/15/38	1,495	1,648,732
Minnesota Housing Finance Agency, RB, 6.00%, 01/01/53 (GNMA/FNMA/FHLMC COLL)	4,105	4,346,239

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
State of Minnesota, GO, 5.00%, 08/01/34	$500	$561,600
		6,556,571
Missouri — 0.3%
Kansas City Industrial Development Authority, RB, AMT, 5.00%, 03/01/34	750	771,742
Missouri Housing Development Commission, RB, 5.75%, 05/01/57 (GNMA/FNMA/FHLMC)	875	952,065
		1,723,807
Nebraska — 1.0%
Central Plains Energy Project, RB, 5.00%, 05/01/53(b)	1,170	1,211,592
Nebraska Investment Finance Authority, RB, 6.25%, 03/01/55 (GNMA/FNMA/FHLMC)	725	798,570
Omaha Public Power District Nebraska City Station Unit 2, RB, 5.00%, 02/01/49	3,000	3,087,880
		5,098,042
Nevada — 0.7%
Clark County School District, GOL
5.00%, 06/15/36	1,000	1,001,068
5.00%, 06/15/39	1,000	1,077,925
County of Clark Department of Aviation, RB, 5.25%, 07/01/45	1,130	1,191,374
County of Washoe Nevada, RB
3.63%, 03/01/36(b)	275	275,127
4.13%, 03/01/36(b)	90	90,571
		3,636,065
New Hampshire — 1.6%
New Hampshire Business Finance Authority, RB
4.13%, 04/20/43(b)	2,157	2,077,900
4.25%, 07/20/41	1,023	965,593
4.40%, 02/20/43(b)	1,443	1,430,383
5.13%, 01/28/43(b)	1,585	1,559,698
New Hampshire Housing Finance Authority, RB, 6.25%, 07/01/55 (GNMA/FNMA/FHLMC)	2,155	2,369,832
		8,403,406
New Jersey — 3.0%
Middlesex County Improvement Authority, RB
5.00%, 06/01/36(a)	400	400,581
5.50%, 06/01/30(a)	500	504,422
New Jersey Economic Development Authority, RB, 5.00%, 06/15/28	225	234,485
New Jersey Educational Facilities Authority, RB
5.00%, 07/01/35	1,510	1,533,073
5.00%, 09/01/38	100	106,581
New Jersey Higher Education Student Assistance Authority, RB, AMT, 5.00%, 12/01/33	450	481,163
New Jersey Housing & Mortgage Finance Agency, RB, 3.50%, 05/01/29 (HUD SECT 8)	240	241,369
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/32	750	817,575
5.00%, 06/15/35	1,110	1,224,011
5.00%, 06/15/37	290	311,548
5.00%, 06/15/43	1,000	1,052,438
5.00%, 06/15/43	595	629,278
Series A, 0.00%, 12/15/34(c)	2,015	1,466,784
Series A, 0.00%, 12/15/37(c)	3,200	1,998,038
New Jersey Turnpike Authority, RB, 5.00%, 01/01/54(b)	3,000	3,305,342
Tobacco Settlement Financing Corp., RB
5.00%, 06/01/29	570	588,111
5.00%, 06/01/34	945	968,255
Security	Par (000)	Value
New Jersey (continued)
5.00%, 06/01/35	$500	$511,414
		16,374,468
New York — 7.2%
City of New York, GO
5.00%, 08/01/36	350	386,145
5.00%, 02/01/42	500	527,785
Long Island Power Authority, RB
5.00%, 09/01/34	150	166,910
5.00%, 09/01/35	30	33,618
Metropolitan Transportation Authority Dedicated Tax Fund, RB, 5.00%, 11/15/31	225	226,168
Metropolitan Transportation Authority, RB
5.00%, 11/15/33	520	522,249
5.00%, 11/15/43	1,355	1,425,039
Series B-1, 5.00%, 11/15/36	1,360	1,365,458
New York City Housing Development Corp., RB, 3.13%, 11/01/65 (HUD SECT 8)(b)	605	594,728
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
3.25%, 11/01/65(b)	1,550	1,539,452
3.75%, 05/01/65(b)	465	467,889
5.00%, 11/01/32	740	813,762
5.00%, 11/01/33	905	998,748
5.00%, 11/01/39	2,780	3,000,707
5.00%, 07/15/40 (SAW)	2,000	2,175,534
5.00%, 11/01/41	500	535,256
5.00%, 11/01/42	1,800	1,908,107
5.00%, 05/01/44	185	194,465
5.00%, 11/01/45	450	475,922
New York Counties Tobacco Trust VI, 5.00%, 06/01/36	730	730,288
New York Counties Tobacco Trust VI, RB, 5.00%, 05/01/38	1,000	1,090,033
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56(b)	1,100	1,118,431
New York State Dormitory Authority, RB
5.00%, 10/01/38 (AG SAW)	1,000	1,088,113
5.00%, 03/15/39	500	540,697
5.00%, 03/15/42	630	671,832
Series A, 5.00%, 03/15/36	1,225	1,227,619
New York State Environmental Facilities Corp., RB, AMT
4.25%, 09/01/50(a)(b)	500	506,651
5.13%, 09/01/50(a)(b)	250	261,500
New York State Housing Finance Agency, RB, 1.75%, 05/01/30	505	463,516
New York State Thruway Authority, RB
5.00%, 03/15/40	1,000	1,079,622
5.00%, 09/15/44	3,000	3,189,945
5.00%, 01/01/50	1,000	1,029,385
New York Transportation Development Corp., RB, 6.00%, 06/30/50	800	846,449
New York Transportation Development Corp., RB, AMT
4.00%, 12/01/42	250	226,509
5.00%, 12/01/26	450	452,480
5.00%, 01/01/28	275	281,454
5.00%, 12/01/31	605	643,311
5.00%, 01/01/33	710	722,942
6.00%, 06/30/40	500	550,451
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, RB, 5.00%, 09/15/30	$2,240	$2,296,595
Port Authority of New York & New Jersey, RB, AMT, 5.00%, 09/01/41	565	594,556
Triborough Bridge & Tunnel Authority, RB
5.00%, 11/15/38	100	108,822
5.00%, 11/15/42	650	698,984
5.00%, 11/15/42	150	161,672
5.00%, 11/15/43	1,000	1,076,518
		39,016,317
North Carolina — 1.2%
County of Wake North Carolina, GO, 5.00%, 05/01/40	1,000	1,085,269
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.13%, 12/01/27(b)	1,925	1,923,661
North Carolina Medical Care Commission, RB, 3.45%, 11/01/30	250	245,278
North Carolina Turnpike Authority, RB, 5.00%, 01/01/30	300	311,850
State of North Carolina, RB
5.00%, 03/01/35	260	290,468
5.00%, 03/01/39	2,320	2,517,505
		6,374,031
Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, RB, 4.00%, 06/01/39	200	194,429
City of Columbus Ohio, GOL, 5.00%, 04/01/32	600	660,362
Ohio Air Quality Development Authority, RB, 4.00%, 09/01/30(b)	230	231,140
Ohio Air Quality Development Authority, RB, AMT
3.70%, 10/01/28	3,325	3,338,422
3.75%, 01/01/29	2,480	2,492,044
4.25%, 11/01/39(b)	615	619,042
4.50%, 01/15/48(a)	200	187,532
Ohio Housing Finance Agency, RB, 6.00%, 03/01/55 (GNMA/FNMA/FHLMC COLL)	1,605	1,732,286
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, 5.00%, 12/01/34	1,235	1,386,633
Ohio Water Development Authority, RB
5.00%, 12/01/42	1,005	1,082,173
5.00%, 12/01/42	2,500	2,709,605
5.00%, 12/01/43	1,000	1,079,924
5.00%, 12/01/44	2,195	2,346,932
5.00%, 12/01/44	1,330	1,428,527
5.00%, 12/01/46	550	584,135
Port of Greater Cincinnati Development Authority, RB, 3.75%, 12/01/31(a)	250	252,509
State of Ohio, GO
5.00%, 05/01/38	400	444,744
5.00%, 03/01/39	1,200	1,323,084
State of Ohio, RB, AMT, 5.00%, 12/31/39	1,500	1,483,357
		23,576,880
Oklahoma — 0.8%
Oklahoma City Public Property Authority, RB, 5.00%, 06/01/31	2,930	3,178,480
Oklahoma Housing Finance Agency, RB, 4.00%, 03/01/50 (GNMA/FNMA/FHLMC)	440	442,925
Oklahoma Turnpike Authority, RB, 5.00%, 01/01/41	515	553,989
		4,175,394
Security	Par (000)	Value
Oregon — 3.2%
City of Portland Oregon, GOL, 5.00%, 05/01/40	$2,500	$2,726,945
Lane County School District No 19 Springfield, GO, 0.00%, 06/15/33(c)	1,115	878,273
Multnomah County School District No. 1J Portland, GO, 5.00%, 06/15/39 (GTD)	1,625	1,784,253
Port of Morrow Oregon, GOL, 5.15%, 10/01/26(a)	2,360	2,360,328
Port of Portland Airport Revenue, RB, AMT
5.00%, 07/01/33	500	543,986
5.00%, 07/01/41	1,000	1,044,603
5.00%, 07/01/43	300	311,125
5.25%, 07/01/41	665	702,905
Port of Portland OR Airport Revenue RB, AMT, 5.00%, 07/01/38	345	365,700
Port of Portland OR Airport Revenue, RB, 5.25%, 07/01/42	5,000	5,301,008
Salem-Keizer School District No. 24J, GO, 0.00%, 06/15/27 (GTD)(c)	1,250	1,219,023
		17,238,149
Pennsylvania — 4.2%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.50%, 05/01/32(a)	410	435,511
Commonwealth Financing Authority, RB
5.00%, 06/01/34	1,615	1,662,386
5.00%, 06/01/35	1,605	1,611,590
Commonwealth of Pennsylvania, GO, 5.00%, 04/01/42	5,000	5,388,799
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 03/15/60(b)	535	576,384
Pennsylvania Economic Development Financing Authority, RB, AMT
5.50%, 06/30/38	500	531,188
5.50%, 06/30/42 (AGM)	395	419,687
Pennsylvania Higher Educational Facilities Authority, RB
5.00%, 08/15/40	250	266,615
5.25%, 11/01/38	2,000	2,127,206
Pennsylvania Housing Finance Agency, RB
2.00%, 10/01/32	445	387,447
4.25%, 10/01/52	615	621,152
5.25%, 04/01/32	125	134,743
5.25%, 10/01/32	150	162,178
5.25%, 04/01/33	225	243,287
5.25%, 10/01/33	275	298,338
Pennsylvania Turnpike Commission, RB
5.00%, 12/01/42	1,095	1,174,949
5.00%, 12/01/43	650	691,367
School District of Philadelphia (The), GOL, 5.00%, 09/01/31 (SAW)	2,150	2,328,104
State Public School Building Authority, RB, 5.00%, 06/01/32 (AG SAW)	3,540	3,558,754
		22,619,685
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, 4.33%, 07/01/40	250	244,099
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., RB
5.00%, 09/15/28 (SAP)	230	230,439
5.00%, 09/15/35	585	591,493

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rhode Island (continued)
Rhode Island Housing & Mortgage Finance Corp., RB
4.25%, 04/01/51 (GNMA COLL)	$885	$895,668
5.00%, 10/01/41 (GNMA COLL)	250	261,579
		1,979,179
South Carolina — 1.9%
Charleston Housing Authority South Carolina, RB, 4.50%, 09/01/35	1,000	994,330
City of Hardeeville South Carolina, SA, 3.00%, 05/01/27(a)	45	44,465
South Carolina Jobs-Economic Development Authority, RB
4.00%, 03/01/62(b)	145	142,273
5.00%, 11/01/34	575	628,967
5.00%, 11/01/38	1,000	1,058,961
5.00%, 11/01/49(b)	225	243,976
5.25%, 11/01/42	1,225	1,321,908
5.50%, 11/01/46	1,000	1,065,866
5.50%, 11/01/49	1,000	1,052,656
South Carolina Public Service Authority, RB
5.00%, 12/01/29	205	205,204
5.00%, 12/01/31	1,030	1,030,873
5.00%, 12/01/43	300	316,166
South Carolina State Housing Finance & Development Authority, RB, 6.25%, 01/01/56 (GNMA/FNMA/FHLMC)	1,680	1,858,070
		9,963,715
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County Tennessee, GO, 5.00%, 01/01/36	785	883,902
Metropolitan Nashville Airport Authority (The), RB
5.00%, 07/01/36	510	553,656
5.00%, 07/01/45	200	206,632
Metropolitan Nashville Airport Authority (The), RB, AMT
5.00%, 07/01/35	1,730	1,882,376
5.00%, 07/01/41	2,510	2,639,244
Tennergy Corp. Tennessee, RB, 5.50%, 10/01/53(b)	750	789,952
		6,955,762
Texas — 15.1%
Alvin Independent School District Texas, GO, 5.00%, 02/15/39 (PSF)	1,200	1,316,101
Austin Independent School District, GO
5.00%, 08/01/30 (PSF)	225	225,349
5.00%, 08/01/39 (PSF)	1,325	1,441,682
Board of Regents of the University of Texas System, RB
5.00%, 08/15/36	350	393,386
5.00%, 08/15/38	2,205	2,478,519
Central Texas Regional Mobility Authority, RB, 5.00%, 01/01/27	1,195	1,205,932
Central Texas Turnpike System, RB, 5.00%, 08/15/34	895	984,081
City of Austin Texas Airport System Revenue, RB, AMT, 5.00%, 11/15/36	280	302,372
City of Austin Texas Water & Wastewater System Revenue, RB, 5.00%, 11/15/38	850	932,518
City of Austin Texas, GOL, 5.00%, 09/01/45	1,190	1,253,293
City of Austin Water & Wastewater System Revenue, RB, 5.00%, 11/15/36	1,145	1,149,318
City of El Paso Water & Sewer Revenue, RB, 5.00%, 03/01/42	960	1,009,697
Security	Par (000)	Value
Texas (continued)
City of Galveston Wharves & Terminal Revenue, RB, AMT, 5.00%, 08/01/33	$500	$535,714
City of Houston Airport System Revenue, RB, AMT
5.25%, 07/01/36	715	790,224
5.50%, 07/15/37	100	107,224
City of Houston Texas Airport System Revenue, RB, AMT
5.00%, 07/01/34 (AG)	1,000	1,076,370
5.50%, 07/01/45	960	1,031,829
City of Houston Texas, GOL, 5.00%, 03/01/41	2,175	2,314,261
City of San Antonio Texas Airport System, RB, 5.25%, 07/01/45	1,000	1,057,377
City of San Antonio Texas Electric & Gas Systems Revenue, RB
2.90%, 02/01/55(b)	1,000	991,645
5.00%, 02/01/40	2,000	2,151,614
County of Dallas Texas, GOL, 5.00%, 08/15/45	735	783,898
County of Hays Texas, SA, 4.50%, 09/15/35(a)	300	297,872
Crowley Independent School District, GO, 5.00%, 02/01/40 (PSF)	1,640	1,773,814
Dallas Fort Worth International Airport, RB, 5.00%, 11/01/31	2,025	2,175,823
Dallas Fort Worth International Airport, RB, AMT
5.00%, 11/01/32	1,000	1,079,473
5.25%, 11/01/41	1,435	1,525,868
5.25%, 11/01/43	2,930	3,092,482
Del Mar College District, GOL, 5.00%, 08/15/30	420	420,299
Harris County Cultural Education Facilities Finance Corp., RB, 5.00%, 12/01/36	855	942,970
Harris County Industrial Development Corp., RB, 4.05%, 11/01/50(b)	1,975	2,027,902
Houston Independent School District, GOL, 5.00%, 02/15/27 (PSF)	255	258,064
Leander Independent School District, GO, 5.00%, 08/15/39 (PSF)	560	606,260
Lewisville Independent School District, GO, 5.00%, 08/15/42 (PSF)	880	934,443
Lower Colorado River Authority, RB
5.00%, 05/15/40 (BAM)	750	804,657
5.00%, 05/15/45(b)	475	510,031
Matagorda County Navigation District No. 1, RB
2.60%, 11/01/29	590	574,734
4.00%, 06/01/30	3,550	3,551,038
Mission Economic Development Corp., RB, AMT, 4.00%, 06/01/54(b)	2,005	2,016,746
New Hope Cultural Education Facilities Finance Corp., RB
4.00%, 08/15/34	750	749,617
5.25%, 08/15/41	160	173,676
New Hope Higher Education Finance Corp., RB, Series A, 5.00%, 06/15/30(a)	250	231,421
Newark Higher Education Finance Corp., RB, 5.00%, 08/15/37	1,000	985,341
North Texas Tollway Authority, RB, 0.00%, 01/01/38 (AG)(c)	2,785	1,742,681
Port Arthur Housing Authority, RB, 3.90%, 04/01/36 (FNMA COLL)	1,000	985,862
San Antonio Independent School District Texas, GO, 5.00%, 08/15/30 (PSF)	265	265,385
San Antonio Water System, RB, 5.00%, 05/15/42	1,250	1,335,604
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Spring Independent School District, GO, 5.00%, 08/15/40 (PSF)	$635	$683,756
State of Texas, GO
5.00%, 08/01/31	2,455	2,635,236
5.00%, 10/01/32	1,270	1,400,960
5.00%, 08/01/40	2,100	2,274,524
5.00%, 10/01/42	1,850	1,990,770
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 10/01/33	1,000	1,071,908
5.00%, 11/15/39	2,645	2,838,994
5.00%, 11/15/40	540	576,795
5.00%, 12/01/43	2,280	2,399,198
5.00%, 11/15/51(b)	1,650	1,780,533
5.00%, 11/15/51(b)	2,460	2,690,630
5.00%, 11/15/64(b)	410	432,132
5.00%, 11/15/64(b)	725	786,510
Terrell Independent School District Texas, GO, 5.00%, 08/01/41 (PSF)	1,000	1,065,150
Texas Department of Housing & Community Affairs, RB, 6.00%, 01/01/57 (GNMA COLL)	1,075	1,187,003
Texas Municipal Gas Acquisition & Supply Corp. I, RB, 3.33%, 12/15/26(b)	1,170	1,170,128
Texas Municipal Gas Acquisition & Supply Corp. II, RB
3.28%, 09/15/27(b)	110	110,165
3.50%, 09/15/27(b)	2,000	2,004,015
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(b)	520	538,934
Texas Transportation Finance Corp., RB, 5.00%, 10/01/43	1,295	1,372,973
		81,604,781
Utah — 0.6%
City of Salt Lake City Airport Revenue, RB, AMT, 5.00%, 07/01/36	1,000	1,081,792
City of Salt Lake City Utah Airport Revenue, RB, AMT, 5.00%, 07/01/35	1,355	1,476,483
Downtown Revitalization Public Infrastructure District, RB, 5.00%, 06/01/35 (AG)	475	526,673
		3,084,948
Virginia — 0.4%
Virginia Housing Development Authority, RB, 2.05%, 12/01/33	270	229,374
Virginia Public School Authority, RB, 4.00%, 02/01/34 (SAW)	1,615	1,660,458
		1,889,832
Washington — 3.2%
Energy Northwest, RB, 5.00%, 07/01/40	400	432,481
Port of Seattle WA, RB, 5.25%, 07/01/41	1,250	1,329,560
Port of Seattle WA, RB, AMT, 5.00%, 08/01/42	545	561,421
Port of Seattle Washington, RB, AMT
5.00%, 04/01/32	435	452,075
5.25%, 10/01/41	1,000	1,069,095
Seattle Housing Authority, RB, 5.00%, 12/01/29	500	517,840
State of Washington, GO
5.00%, 08/01/31	600	600,000
5.00%, 02/01/40	4,000	4,374,585
5.00%, 02/01/41	1,565	1,673,707
5.00%, 08/01/47	3,000	3,161,262
Vancouver Housing Authority, RB
5.00%, 08/01/32	100	104,028
Security	Par (000)	Value
Washington (continued)
5.00%, 08/01/35	$130	$135,963
5.00%, 08/01/40	500	501,911
Washington Economic Development Finance Authority, RB, AMT, 5.88%, 12/01/45(b)	1,000	1,013,391
Washington Health Care Facilities Authority, RB
5.00%, 08/01/30	100	104,844
5.00%, 08/01/49(b)	1,355	1,355,000
		17,387,163
West Virginia — 0.1%
West Virginia Hospital Finance Authority, RB, 5.00%, 06/01/36	550	555,367
Wisconsin — 0.6%
Public Finance Authority, RB, 3.63%, 06/15/63(b)	1,270	1,258,179
Wisconsin Health & Educational Facilities Authority, RB
4.20%, 08/15/28	30	30,001
5.00%, 11/15/35	725	727,423
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, 5.75%, 09/01/56 (GNMA/FNMA/FHLMC)	1,000	1,078,425
		3,094,028
Total Municipal Debt Obligations — 96.0% (Cost: $522,311,664)		517,111,555
	Shares
Warrants
Internet Infrastructure Software — 0.0%
Brightline West (Expires 11/26/35, Strike Price USD 5.00)(d)	90,016	180,032
Total Warrants — 0.0% (Cost $0)		180,032
Total Long-Term Investments — 96.0% (Cost: $522,311,664)		517,291,587
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Liquidity Funds: MuniCash, 2.19%(e)(f)	20,175,900	20,177,918
Total Short-Term Securities — 3.7% (Cost: $20,177,918)		20,177,918
Total Investments — 99.7% (Cost: $542,489,582)		537,469,505
Other Assets Less Liabilities — 0.3%		1,481,341
Net Assets — 100.0%		$538,950,846

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Intermediate Muni Income Active ETF

(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$5,797,475	$14,380,443 (a)	$—	$—	$—	$20,177,918	20,175,900	$392,909	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$517,111,555	$—	$517,111,555
Warrants	—	—	180,032	180,032
Short-Term Securities
Money Market Funds	20,177,918	—	—	20,177,918
	$20,177,918	$517,111,555	$180,032	$537,469,505
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 99.9%
Amador Water Agency Water Revenue, RB, 5.00%, 09/01/30 (AG)	$650	$702,352
Anaheim Redevelopment Successor Agency, TA, 5.00%, 02/01/28	425	439,578
Bay Area Toll Authority, RB
VRDN, 1.50%, 08/07/26(a)(b)	185	185,000
VRDN, 2.70%, 08/03/26(a)(b)	7,000	7,000,000
VRDN, 2.70%, 08/03/26(a)(b)	4,000	4,000,000
VRDN, 1.60%, 08/07/26(a)(b)	5,000	5,000,000
VRDN, 2.75%, 08/03/26(a)(b)	5,900	5,900,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, RB
2.37%, 08/10/26(a)	2,000	1,999,853
5.00%, 07/01/29	305	320,546
5.00%, 07/01/30	1,940	2,063,742
California Community Choice Financing Authority Clean Energy Project, RB, VRDN, 2.16%, 08/07/26(a)(b)(c)	460	460,000
California Community Choice Financing Authority, RB
4.00%, 09/01/27(a)	3,230	3,253,278
4.00%, 05/01/28(a)	3,910	3,943,827
5.00%, 09/01/27	410	417,046
5.00%, 10/01/28	770	793,881
5.00%, 11/01/28	150	154,691
5.00%, 12/01/28	800	813,713
5.00%, 03/01/29	1,000	1,034,185
5.00%, 05/01/29(a)	8,960	9,279,907
5.00%, 09/01/29	2,000	2,088,001
5.00%, 10/01/29	75	78,137
5.00%, 11/01/29	1,235	1,282,643
5.00%, 04/01/30	2,450	2,528,002
5.00%, 07/01/30	500	527,601
5.00%, 10/01/30	75	78,726
5.00%, 11/01/30	6,525	6,835,292
5.00%, 12/01/30(a)	5,380	5,602,708
5.00%, 02/01/31	500	520,843
5.00%, 04/01/31	1,250	1,290,147
5.25%, 01/01/30(a)	5,185	5,412,888
5.50%, 08/01/28(a)	3,145	3,258,573
5.50%, 08/01/30(a)	2,150	2,317,720
VRDN, 2.85%, 08/03/26(a)(b)(c)	3,400	3,400,000
California County Tobacco Securitization Agency, RB, 5.00%, 06/01/28	430	445,836
California Educational Facilities, RB, VRDN, 2.18%, 08/07/26(a)(b)(c)	4,275	4,275,000
California Health Facilities Financing Authority, RB
4.00%, 08/21/26	260	260,064
5.00%, 04/01/30(a)	3,000	3,195,861
VRDN, 2.55%, 08/03/26(a)(b)	2,700	2,700,000
VRDN, 2.85%, 08/03/26(a)(b)	7,300	7,300,000
California Housing Finance Agency, RB
2.60%, 03/01/29 (HUD SECT 8)(a)	500	486,760
2.75%, 11/01/28(a)	1,385	1,373,171
2.88%, 07/01/29(a)	1,000	989,672
2.90%, 12/01/28(a)	2,500	2,481,106
2.95%, 11/01/27(a)	3,000	2,996,350
2.95%, 07/01/28(a)	2,750	2,745,065
2.95%, 01/01/29(a)	1,000	993,622
3.50%, 02/01/30 (FHA 542(C))	460	461,681
VRDN, 1.50%, 08/07/26(a)(b)(c)	8,155	8,155,000
Security	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank, RB, VRDN, 2.16%, 08/07/26(a)(b)	$125	$125,000
California Municipal Finance Authority, RB
2.50%, 03/01/28(a)	2,000	1,958,231
2.90%, 08/01/28(a)	2,000	1,990,837
2.93%, 06/01/28(a)	2,000	1,990,804
2.95%, 12/01/28(a)	5,600	5,556,374
2.95%, 02/01/29(a)	4,500	4,460,121
3.00%, 07/01/28 (HUD SECT 8)(a)	1,500	1,495,157
3.00%, 08/01/28(a)	5,000	4,984,727
3.00%, 12/01/28(a)	6,000	5,961,081
3.25%, 03/01/29(a)	1,250	1,242,058
3.30%, 02/01/28(a)(c)	1,000	999,788
5.00%, 07/01/28(a)	150	156,094
California Municipal Finance Authority, RB, AMT
2.88%, 09/15/26(a)	4,000	3,998,396
2.88%, 06/01/27(a)	6,500	6,497,110
3.05%, 11/05/27(a)	2,500	2,498,549
3.38%, 06/05/28(a)	1,000	996,384
3.45%, 08/31/26(a)	1,500	1,503,588
3.45%, 12/01/26(a)	1,000	1,001,014
California Pollution Control Financing Authority, RB, AMT
2.88%, 08/17/26(a)(c)	6,000	5,999,178
2.95%, 10/15/26(a)	2,000	2,000,026
3.63%, 08/31/26	360	360,177
4.25%, 12/01/27	500	505,716
California State Public Works Board, RB
5.00%, 08/31/26	500	503,704
Series C, 5.00%, 11/01/26	1,000	1,005,548
Series F, 5.00%, 08/31/26	200	201,484
California State University
2.41%, 09/09/26	2,000	1,999,663
2.45%, 09/09/26	2,000	1,999,707
California Statewide Communities Development Authority, RB
5.00%, 11/01/29(a)	1,500	1,590,697
5.00%, 04/01/30	725	769,798
5.00%, 04/01/30	955	1,011,580
5.00%, 10/01/30(c)	900	961,111
California Statewide Communities Development Authority, SA, 4.00%, 09/02/28	785	790,247
Campbell Union School District, GO, 5.00%, 08/01/26	3,715	3,715,000
Central Valley Energy Authority, RB
5.00%, 08/01/30	250	259,658
VRDN, 2.16%, 08/07/26(a)(b)(c)	155	155,000
Chino Valley Unified School District, GO, VRDN, 2.17%, 08/07/26(a)(b)(c)	500	500,000
City of Long Beach Harbor Revenue, RB, AMT, 5.00%, 05/15/27	400	406,176
City of Los Angeles California, RB
2.85%, 10/01/28(a)	1,000	985,155
5.00%, 06/24/27	4,000	4,084,547
5.00%, 06/30/27	1,515	1,547,575
City of Los Angeles Department of Airports, RB
5.00%, 05/15/28	995	1,026,152
5.00%, 05/15/29	1,240	1,304,451
5.00%, 05/15/29	245	256,660
5.00%, 05/15/30	1,075	1,144,273
City of Los Angeles Department of Airports, RB, AMT
5.00%, 08/31/26	890	893,189
5.00%, 05/15/27	1,760	1,790,429

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
5.00%, 11/15/27	$720	$738,178
5.00%, 05/15/28	1,000	1,035,401
5.00%, 05/15/28	900	929,773
5.00%, 05/15/29	1,485	1,562,185
City of Modesto Water Revenue, COP, VRDN, 1.70%, 08/07/26 (AGM)(a)(b)	11,465	11,465,000
City of Pasadena California, COP, VRDN, 1.69%, 08/07/26(a)(b)	1,090	1,090,000
City of San Jose California, RB, 3.05%, 05/01/29(a)	2,500	2,478,713
Compton Community Redevelopment Successor Agency, TA, 5.00%, 08/01/26 (AGM)	415	415,000
County of Riverside California, RB, 5.00%, 06/30/27	3,000	3,065,872
County of Sacramento Airport System Revenue, RB, AMT, 5.00%, 07/01/30	700	744,120
County of Sacramento California Airport System Revenue RB, AMT, 5.00%, 07/01/28	2,485	2,569,421
County of Sacramento California Airport System Revenue, RB, 5.00%, 07/01/28	1,130	1,168,249
DEPARTMENT of APT, 2.41%, 08/03/26	2,000	2,000,014
East County Advanced Water Purification Joint Powers Authority, RB
3.13%, 08/21/26	460	459,928
5.00%, 08/21/26	125	125,144
East Side Union High School District, GO, 5.00%, 08/01/29	100	106,814
Eastern Municipal Water District, RB, 2.65%, 08/03/26(a)(b)	1,145	1,145,000
El Monte City School District/CA, GO, 5.00%, 08/01/26 (AG)	1,615	1,615,000
El Rancho Unified School District, GO
5.00%, 08/01/28 (BAM)	125	131,013
5.50%, 08/01/27 (BAM)	110	113,325
Fullerton Redevelopment Successor Agency, TA, 4.00%, 09/01/26 (BAM)	375	375,336
Jefferson Union High School District, GO, 5.00%, 08/01/29	100	106,992
Jurupa Public Financing Authority, ST, 4.00%, 09/01/29 (BAM)	1,000	1,040,832
Jurupa Unified School District, GO, 5.00%, 08/01/27	1,000	1,025,543
Lake Elsinore Facilities Financing Authority Successor Agency, ST, 5.00%, 09/01/29 (AG)	500	533,581
Los Angeles Calif Mun Impt Cor, 2.40%, 08/04/26	2,000	2,000,010
Los Angeles County, 2.40%, 08/04/26	500	500,005
Los Angeles Housing Authority, RB
3.00%, 07/01/28(a)	1,575	1,560,150
3.37%, 10/01/28(a)	3,200	3,196,999
Metropolitan Water District of Southern California, RB
VRDN, 1.60%, 08/07/26(a)(b)	2,400	2,400,000
VRDN, 1.50%, 08/07/26(a)(b)	5,600	5,600,000
VRDN, 1.75%, 08/07/26(a)(b)	5,900	5,900,000
Modesto Irrigation District, RB, 5.00%, 08/19/26	920	920,948
Mount Diablo Unified School District California, COP, 5.00%, 09/01/26 (AG)	620	621,130
Mount Diablo Unified School District California, GO, 5.00%, 08/01/29	550	588,130
M-S-R Energy Authority, RB, 6.13%, 11/01/29	515	534,734
Municipal Improvement Corp. of Los Angeles, 2.32%, 08/06/26	4,000	3,999,954
Municipal Improvement Corp. of Los Angeles, RB
5.00%, 11/01/29	330	351,869
5.00%, 11/01/30	5,000	5,411,873
Security	Par (000)	Value
California (continued)
Municipal Water District of Orange County Water Facilities Corp., COP, VRDN, 1.77%, 08/07/26(a)(b)	$11,145	$11,145,000
Northern California Energy Authority, RB
5.00%, 08/01/26	375	375,000
5.00%, 05/01/30(a)	6,685	6,985,370
Ontario International Airport Authority, RB, 5.00%, 05/15/29 (AG)	425	446,393
Ontario Public Financing Authority, RB, 5.00%, 11/01/29	190	203,830
Pasadena California, GO, VRDN, 2.65%, 08/03/26(a)(b)(c)	5,000	5,000,000
Peralta Community College District, GO, 5.00%, 08/01/27	500	513,669
Pittsburg California Public Facilities Financing Authority, RB, VRDN, 2.19%, 08/07/26 (AG)(a)(b)(c)	2,000	2,000,000
Pittsburg Successor Agency Redevelopment Agency, TA
5.00%, 09/01/29	1,000	1,062,899
5.00%, 09/01/30	650	700,225
Port of Los Angeles, RB, AMT, 5.00%, 08/01/29	465	490,184
Port of Oakland, RB, AMT
5.00%, 05/01/27	400	406,009
5.00%, 11/01/27	1,690	1,726,086
5.00%, 05/01/28	1,625	1,680,781
5.00%, 05/01/29	730	764,216
5.00%, 11/01/29	730	768,868
Poway Redevelopment Successor Agency, TA, 5.00%, 08/31/26	565	570,875
Poway Unified School District Public Financing Authority, ST, 5.00%, 09/01/26	500	500,710
Public Facilities Financing Authority Of The City Of San Diego/Lease Revenue, RB, VRDN, 2.19%, 08/07/26(a)(b)(c)	1,400	1,400,000
Riverside County Housing Authority, RB, VRDN, 1.71%, 08/06/26(a)(b)	345	345,000
Sacramento County Housing Authority, RB, VRDN, 1.71%, 08/07/26 (FANNIE MAE)(a)(b)	240	240,000
Sacramento Municipal Utility District, 2.50%, 08/04/26	4,000	4,000,041
San Diego California Unified School District, GO, VRDN, 2.19%, 08/07/26(a)(b)(c)	1,650	1,650,000
San Diego County Regional Airport Authority, RB, AMT
5.00%, 07/01/29	1,965	2,070,758
5.00%, 07/01/29	1,785	1,868,047
5.00%, 07/01/30	1,915	2,040,046
San Diego County Regional Transportation Commission, 2.40%, 09/01/26	3,000	2,999,580
San Diego County Water Authority, 2.25%, 11/18/26	1,500	1,498,777
San Diego Public Facilities Financing Authority, RB
VRDN, 2.16%, 08/07/26(a)(b)(c)	1,875	1,875,000
VRDN, 2.24%, 08/07/26(a)(b)(c)	4,600	4,600,000
VRDN, 2.85%, 08/03/26(a)(b)(c)	6,500	6,500,000
San Francisco California City and County, RB, VRDN, 2.16%, 08/07/26(a)(b)(c)	1,690	1,690,000
San Francisco City & County Airport Commission San Francisco International Airport, RB
5.00%, 05/01/31	5,595	6,014,043
VRDN, 1.80%, 08/07/26(a)(b)	2,500	2,500,000
San Francisco City & County Airport Commission San Francisco International Airport, RB, AMT
5.00%, 05/01/27	335	339,933
5.00%, 05/01/30	3,000	3,189,675
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT
5.00%, 05/01/28	1,145	1,182,131
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
5.00%, 05/01/29	$2,765	$2,902,697
5.00%, 05/01/30	2,160	2,296,566
San Francisco City & County Public Utilities Commission, 2.32%, 08/04/26	2,000	1,999,983
San Francisco City & County Public Utilities Commission Power Revenue
2.30%, 08/05/26	2,221	2,220,978
2.50%, 12/01/26	400	399,794
San Francisco City & County Public Utility Commission Water Revenue, 2.42%, 08/04/26	4,000	4,000,029
San Francisco City & County Redevelopment Successor Agency, TA, 5.00%, 08/01/28 (AGC)	520	545,003
San Joaquin Valley Clean Energy Authority, RB, 5.00%, 07/01/29	840	867,486
San Juan Unified School District, GO, 5.00%, 08/01/26	1,460	1,460,000
San Mateo California Union High School District, GO, VRDN, 2.70%, 08/03/26(a)(b)(c)	480	480,000
San Mateo County Transportation Authority, RB, VRDN, 1.69%, 08/07/26(a)(b)	3,300	3,300,000
San Mateo Union High School District, GO, Series C, 0.00%, 09/01/27 (NPFGC)(d)	400	388,471
Santa Clara County Financing Authority, RB, VRDN, 1.70%, 08/07/26(a)(b)	985	985,000
Santa Clara Valley Water District, 2.40%, 08/17/26	3,000	2,999,850
SD CNTY WTR Authority, 2.40%, 09/08/26	4,000	3,999,319
Sequoia Union High School District, GO, 4.00%, 08/31/26	440	440,544
Southern California Public Power Authority, RB
5.00%, 09/01/26	150	150,149
5.00%, 07/01/29	200	213,493
5.00%, 06/01/30(a)	4,900	5,083,561
5.00%, 11/01/30	1,200	1,253,182
VRDN, 2.60%, 08/03/26(a)(b)	300	300,000
State of California
2.40%, 09/01/26	2,000	1,999,721
2.48%, 09/14/26	2,000	1,999,871
State of California, GO
5.00%, 09/01/26	800	801,535
5.00%, 09/01/26	750	753,059
5.00%, 08/01/27	800	818,400
5.00%, 11/01/27	500	514,179
5.00%, 03/01/29	850	900,172
VRDN, 1.50%, 08/07/26(a)(b)	7,000	7,000,000
VRDN, 1.50%, 08/07/26(a)(b)	9,920	9,920,000
Security	Par (000)	Value
California (continued)
VRDN, 1.71%, 08/07/26(a)(b)	$2,800	$2,800,000
Temecula Valley Unified School District Financing Authority, ST, 5.00%, 09/01/26	500	500,923
University of California, RB
VRDN, 1.80%, 08/07/26(a)(b)	2,900	2,900,000
VRDN, 1.90%, 08/07/26(a)(b)	2,500	2,500,000
VRDN, 2.70%, 08/03/26(a)(b)	3,210	3,210,000
Series AL 4, VRDN, 2.80%, 08/03/26(a)(b)	5,250	5,250,000
VRDN, 1.93%, 08/07/26(a)(b)	2,100	2,100,000
VRDN, 2.18%, 08/07/26(a)(b)(c)	1,325	1,325,000
VRDN, 2.70%, 08/03/26(a)(b)	7,500	7,500,000
Ventura California Unified School District, GO, VRDN, 2.85%, 08/03/26(a)(b)(c)	160	160,000
		447,232,629
Total Long-Term Investments — 99.9% (Cost: $448,370,018)		447,232,629
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 2.19%(e)(f)	543,417	543,471
Total Short-Term Securities — 0.1% (Cost: $543,471)		543,471
Total Investments — 100.0% (Cost: $448,913,489)		447,776,100
Other Assets Less Liabilities — 0.0%		41,200
Net Assets — 100.0%		$447,817,300

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$57,012	$486,459 (a)	$—	$—	$—	$543,471	543,417	$12,275	$—

(a)	Represents net amount purchased (sold).

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Short-Term California Muni Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$447,232,629	$—	$447,232,629
Short-Term Securities
Money Market Funds	543,471	—	—	543,471
	$543,471	$447,232,629	$—	$447,776,100
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 10.5%
Baldwin County Industrial Development Authority, RB, AMT
4.30%, 03/01/56(a)(b)	$6,250	$6,196,357
5.00%, 06/01/55(a)(b)	2,500	2,575,812
Black Belt Energy Gas District, RB
5.00%, 12/01/31	11,095	11,535,520
5.00%, 05/01/32	4,670	4,624,408
5.00%, 07/01/33	8,000	8,273,096
5.00%, 12/01/34	9,775	10,103,839
5.00%, 12/01/35	2,500	2,595,567
5.00%, 11/01/36	7,000	7,222,799
5.25%, 05/01/55(b)	2,500	2,555,563
5.25%, 05/01/56(b)	4,620	4,657,018
5.50%, 10/01/54(b)	2,000	2,129,778
Energy Southeast A Cooperative District, RB, 5.25%, 07/01/54(b)	600	636,161
Hoover Industrial Development Board, RB, AMT, 5.75%, 10/01/49	3,250	3,325,934
Southeast Alabama Gas Supply District (The), RB, 5.00%, 08/01/54(b)	1,000	1,046,406
Southeast Energy Authority A Cooperative District, RB
5.00%, 11/01/35	4,000	4,139,044
5.00%, 05/01/55(b)	5,000	5,273,124
5.00%, 01/01/56(b)	6,000	6,022,653
5.50%, 01/01/53(b)	100	105,696
Stadium Trace Village Improvement District (The), RB, 3.63%, 03/01/36	1,050	952,357
Tuscaloosa County Industrial Development Authority, RB, 5.25%, 05/01/44(a)	161	162,969
		84,134,101
Arizona — 1.2%
Arizona Industrial Development Authority, RB
4.50%, 07/01/29(a)	385	384,926
5.25%, 07/01/37(a)	155	149,600
Glendale Industrial Development Authority, RB, 4.00%, 05/15/28	380	378,851
Industrial Development Authority of the County of Pima. (The), RB, 5.00%, 06/15/49(a)	1,235	1,070,812
Maricopa County Industrial Development Authority, RB
5.50%, 05/01/36	1,000	1,023,915
7.38%, 10/01/29(a)	3,750	3,892,156
Sierra Vista Industrial Development Authority, RB
5.00%, 06/15/34(a)	1,000	993,033
5.38%, 06/15/34(a)	335	342,249
5.63%, 06/15/41(a)	1,115	1,087,534
5.75%, 06/15/53(a)	160	149,886
6.38%, 06/15/64(a)	500	492,935
		9,965,897
Arkansas — 1.4%
Arkansas Development Finance Authority, RB
4.88%, 07/01/56(a)(b)	4,475	4,601,491
7.00%, 07/01/48(a)	1,000	1,095,357
7.38%, 07/01/56(a)	5,000	5,158,272
		10,855,120
California — 8.4%
California Community Choice Financing Authority, RB
5.00%, 01/01/55(b)	4,150	4,234,734
5.00%, 02/01/55(b)	4,000	4,179,956
Security	Par (000)	Value
California (continued)
California County Tobacco Securitization Agency, RB, 5.00%, 06/01/47	$1,370	$1,278,502
California Enterprise Development Authority, RB
5.00%, 07/01/50(a)	600	565,853
7.00%, 08/15/26(a)	3,000	3,000,169
California Housing Finance Agency, RB
3.60%, 07/01/56(b)	5,100	5,100,117
5.80%, 04/01/36(a)	1,315	1,285,452
6.85%, 04/01/36(a)	286	279,854
California Infrastructure & Economic Development Bank, RB, AMT, 12.00%, 01/01/65(a)(b)	12,465	7,977,600
California Municipal Finance Authority, RB
5.00%, 11/15/39	1,000	1,016,756
5.50%, 06/01/38(a)	800	800,039
5.88%, 05/01/59(a)	200	200,969
6.00%, 02/01/38(b)	1,400	1,367,053
6.00%, 06/01/38(a)(b)	1,100	1,081,350
6.05%, 07/01/41(a)	795	795,000
6.10%, 12/01/37	1,100	1,082,412
7.05%, 07/01/41(a)	550	546,507
7.10%, 02/01/38(b)	500	492,569
7.10%, 06/01/38(a)(b)	300	295,762
8.00%, 08/01/56(a)(b)	500	490,209
9.50%, 08/01/56(a)(b)	1,525	1,520,367
California Municipal Finance Authority, RB, AMT
4.00%, 07/15/29	7,200	7,238,539
5.00%, 12/31/38	4,935	5,003,861
California Pollution Control Financing Authority, RB, 5.00%, 07/01/39(a)	500	509,108
California Statewide Communities Development Authority, RB
5.00%, 12/01/41(a)	500	500,106
5.00%, 12/01/46(a)	1,000	1,000,041
5.80%, 06/01/36(a)	3,155	3,053,782
6.85%, 06/01/36(a)	515	499,216
7.50%, 01/01/37(a)	4,850	4,677,683
California Statewide Financing Authority, RB, 0.00%, 06/01/55(a)(c)	4,250	249,242
CSCDA Community Improvement Authority, RB
4.00%, 07/01/56(a)	250	202,004
4.00%, 07/01/58(a)	100	52,682
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/36(c)	1,205	604,176
Perris Joint Powers Authority, ST
3.38%, 09/01/28	465	460,751
3.75%, 09/01/28	420	416,302
Sacramento Housing Authority, RB
5.80%, 07/01/38(a)	600	572,155
6.80%, 07/01/38(a)	1,100	1,051,526
Snowline Joint Unified School District, ST, 3.50%, 09/01/29	545	535,157
Southern California Public Power Authority, RB, 5.00%, 11/01/33	1,800	1,884,751
Tobacco Securitization Authority of Southern California, RB, 5.00%, 06/01/48	1,000	1,004,142
Upland Community Facilities District, ST, 3.50%, 09/01/27	470	468,066
		67,574,520
Colorado — 2.6%
City & County of Denver Colorado, RB, AMT, 5.00%, 10/01/32	9,595	9,602,437

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, RB
4.00%, 12/01/30(a)	$100	$97,120
4.00%, 07/01/31(a)	115	110,235
Colorado Health Facilities Authority, RB
5.00%, 05/15/49	100	75,906
5.25%, 11/01/39	65	68,959
E-470 Public Highway Authority, RB, VRDN, 3.15%, 09/01/39, (1-day SOFR)(b)(d)	455	453,902
Elbert County Independence Water & Sanitation District, RB, 5.13%, 12/01/33	1,500	1,537,026
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	1,500	1,507,883
Granary Metropolitan District No 9 Special Assessment District No 1, 5.45%, 12/01/44(a)	760	768,965
Independence Metropolitan District No. 3, GOL, 7.13%, 12/15/54	500	488,410
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	393,508
Prairie Point Community Authority Board Special Improvement District No. 1, SA, 5.00%, 12/01/35	2,500	2,510,208
Redtail Ridge Metropolitan District, GOL, 0.00%, 12/01/32(c)	2,193	1,423,143
Riverpark Metropolitan District/Arapahoe County, GOL, 6.38%, 12/01/54	1,000	1,018,009
Wildgrass Metropolitan District, GO, 4.00%, 12/01/34 (BAM)	1,000	950,213
		21,005,924
Connecticut — 0.5%
Aquarion Water Authority, RB, 0.00%, 08/01/44 (BAM)(c)	1,700	725,467
Connecticut State Health & Educational Facilities Authority, RB, 5.38%, 07/01/54	205	191,671
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	450	453,405
Stamford Housing Authority, RB
4.25%, 10/01/30	1,500	1,509,488
5.50%, 10/01/35	800	830,058
		3,710,089
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, 6.88%, 05/01/39(a)	118	116,864
Delaware State Economic Development Authority, RB
4.00%, 10/01/40(b)	1,700	1,671,732
4.00%, 10/01/45(b)	800	786,697
		2,575,293
District of Columbia — 0.1%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(c)	6,100	531,497
District of Columbia, RB, AMT, 5.50%, 02/28/37	90	98,612
		630,109
Florida — 14.3%
Alachua County Housing Finance Authority, RB, 4.90%, 07/01/29(a)(b)	1,850	1,846,273
Arbor Park Phase 1 Community Development District, SA, 5.75%, 05/01/35	2,000	2,047,169
Ave Maria Stewardship Community District, SA, 4.38%, 05/01/35	565	549,293
Security	Par (000)	Value
Florida (continued)
Babcock Ranch Community Independent Special District, SA
4.25%, 05/01/32	$100	$99,570
5.00%, 05/01/42	1,000	1,004,112
Berry Bay II Community Development District, SA, 4.45%, 05/01/31	185	184,333
Boggy Creek Improvement District, SA, 5.13%, 05/01/43	435	434,974
Bradbury Community Development District, SA, 4.38%, 05/01/30	1,325	1,327,111
Brevard County Health Facilities Authority, RB, 4.00%, 11/15/32(a)	150	141,827
Brightshore Community Development District, SA, 5.30%, 05/01/46	1,745	1,691,033
Buckhead Trails Community Development District, SA
4.70%, 05/01/31	535	537,454
5.60%, 05/01/44	145	147,813
Cabot Citrus Farms Community Development District, SA, 5.25%, 03/01/29	495	497,437
Capital Trust Agency, Inc., RB
4.88%, 06/15/56(a)	100	78,224
5.38%, 06/15/48(a)	230	212,832
Capital Trust Authority, RB, 5.00%, 07/01/36(a)	855	855,072
Center Lake Ranch West Community Development District, SA, 4.25%, 05/01/35(a)	400	388,402
City of Pompano Beach Florida, RB, 5.00%, 09/01/39	1,590	1,590,361
Coastal Ridge Community Development District, SA, 4.40%, 05/01/30	1,840	1,847,533
Connerton East Community Development District, SA, 4.25%, 06/15/35	350	342,170
County of Lake Florida, RB, 5.00%, 01/15/39(a)	1,350	1,263,634
County of Miami-Dade Aviation Revenue, RB, AMT, 5.00%, 10/01/40	3,500	3,526,457
Crossings Community Development District, SA
4.75%, 05/01/31	175	175,756
5.35%, 05/01/44	780	784,061
Curiosity Creek Community Development District, SA
4.25%, 05/01/30(a)	400	395,903
4.50%, 05/01/35(a)	750	727,958
4.65%, 05/01/31(a)	200	200,336
Cypress Creek Reserve Community Development District, SA, 4.20%, 05/01/30	750	750,958
Cypress Reserve Community Development District, SA, 4.00%, 05/01/30(a)	300	293,464
Darby Community Development District, SA, 5.88%, 05/01/35	100	102,103
Dowden Central Community Development District, SA
4.00%, 05/01/31	220	217,426
4.35%, 05/01/36	275	267,901
East Ridge Community Development District, SA
4.25%, 05/01/31	900	888,461
4.65%, 05/01/36	1,385	1,354,955
Escambia County Health Facilities Authority, RB, 5.00%, 08/15/40	1,000	1,007,717
Firethorn Community Development District, SA, 4.35%, 05/01/35	880	854,590
Florida Development Finance Corp., RB
4.35%, 04/01/37(b)	4,000	3,972,791
4.55%, 06/01/46(a)(b)	5,500	5,498,140
6.00%, 06/15/50	400	393,825
Series A, 5.13%, 06/15/55(a)	495	410,630
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB, AMT
4.38%, 10/01/54(a)(b)	$2,880	$2,888,944
10.00%, 07/15/59(a)(b)(e)(f)	2,900	812,000
Florida Housing Finance Corp., RB, 5.00%, 06/01/57	1,950	1,891,980
Florida Local Government Finance Commission, 4.45%, 11/15/31(a)	1,000	1,002,637
Gas Worx Community Development District SA, 4.63%, 05/01/30(a)	345	348,076
Greater Orlando Aviation Authority, RB, AMT
5.25%, 11/01/34	3,150	3,338,129
5.50%, 11/01/36	1,000	1,071,260
Greenbriar Community Development District, SA
4.50%, 05/01/36	1,160	1,139,983
4.80%, 05/01/32	355	359,817
Hammock Oaks Community Development District, SA
4.50%, 05/01/32(a)	585	587,442
5.85%, 05/01/44	90	91,672
Harbor Reserve Community Development District, SA, 4.25%, 05/01/30	940	930,690
Harvest Hills South Community Development District, SA, 4.50%, 05/01/35	375	364,498
Hickory Tree Community Development District, SA, 5.15%, 05/01/44	1,000	983,929
Hillcrest Preserve Community Development District, SA, 5.00%, 05/01/44(a)	1,000	974,664
Horseshoe Creek Community Development District, SA, 4.00%, 05/01/30	490	485,460
Hyde Park Community Development District No. 1, SA, 5.25%, 05/01/34	1,495	1,494,974
Ibis Landing Community Development District, SA, 4.13%, 06/15/30	160	160,312
KD52 Community Development District No. 1, SA, 4.25%, 05/01/30	2,360	2,319,899
Kings Creek I Community Development District, SA
4.50%, 05/01/30	245	246,373
5.00%, 05/01/36	455	460,804
Kingston One Community Development District, SA, 4.25%, 05/01/30	1,000	998,613
Lakes of Sarasota Community Development District 2, SA
5.20%, 05/01/35	3,035	3,037,582
5.85%, 05/01/35	3,175	3,184,018
Lakes of Sarasota Community Development District, SA, 5.25%, 05/01/34	1,830	1,848,522
Laurel Road Community Development District, SA, 4.00%, 05/01/30	355	353,653
Lee County Industrial Development Authority, Florida, RB, 4.75%, 11/15/29	250	250,479
Lee County Industrial Development Authority/Florida, RB, 5.25%, 10/01/44(a)	2,500	2,498,430
Lowery Hills Community Development District, SA, 4.55%, 05/01/32(a)	385	385,648
LTC Ranch West Residential Community Development District, SA, 4.75%, 05/01/31	235	235,457
Madeira Community Development District, SA, 5.00%, 05/01/39	565	584,997
Magnolia Island Community Development District, SA, 5.55%, 05/01/45	745	748,230
Mainstreet at Coconut Creek Community Development District, SA, 5.00%, 05/01/31	2,650	2,617,486
Security	Par (000)	Value
Florida (continued)
Malabar Springs Community Development District, SA, 4.50%, 05/01/31	$330	$330,558
Mckendree Pointe Community Development District, SA, 4.50%, 05/01/30	400	395,651
Miami-Dade County Industrial Development Authority, RB, 5.00%, 06/15/41	810	825,846
New York City Transitional Finance Authority Building Aid Revenue, SA, 4.25%, 06/15/35(a)	200	194,388
Newfield Community Development District, SA
4.40%, 05/01/30	765	768,465
5.00%, 05/01/35	795	817,248
Normandy Community Development District, SA
4.63%, 05/01/31(a)	1,700	1,699,253
5.30%, 05/01/44(a)	1,480	1,449,880
North Springs Improvement District, SA, 4.00%, 05/01/31	790	774,443
North-1 Pasco Community Development District, SA, 5.75%, 05/01/44	50	51,059
Northlake Stewardship District, SA, 4.10%, 05/01/31	325	320,795
Palmetto Ridge Community Development District, SA
4.10%, 05/01/31	685	677,291
4.50%, 05/01/36	710	695,035
Parrish Lakes II Community Development District, SA, 4.25%, 05/01/31	990	988,519
Parrish Plantation Community Development District, SA, 5.63%, 05/01/44	250	255,243
PBR Community Development District, SA
5.00%, 03/01/48	1,335	1,299,922
5.13%, 03/01/56	1,000	954,970
Pinery Community Development District, SA, 4.50%, 05/01/36	500	479,668
Ranches at Lake Mcleod Community Development District, SA
4.25%, 06/15/30	210	210,915
4.55%, 06/15/35	370	371,331
Reflection Bay Community Development District, SA, 4.50%, 05/01/30	265	266,658
Rustic Oaks Community Development District, SA, 3.20%, 05/01/32	1,000	938,454
School Board of Miami-Dade County (The), RB, 4.00%, 01/07/27	5,000	5,027,138
Solaeris Community Development District, SA, 4.63%, 05/01/32(a)	1,085	1,082,266
Sugarloaf Community Development District, SA, 4.00%, 12/15/33	545	524,623
Sunrise Community Development District, SA
4.25%, 05/01/30(a)	610	603,132
4.50%, 05/01/35(a)	880	849,890
Sunstone Community Development District, SA, 4.10%, 05/01/31	550	540,507
Three Rivers Community Development District, SA, 4.13%, 05/01/31	1,965	1,915,385
Tradition Community Development District No. 9, SA, 4.35%, 05/01/32	535	537,829
Two Lakes Community Development District, SA, 5.00%, 05/01/44	1,000	1,004,687
Village Community Development District No. 12, SA, 4.00%, 05/01/33	370	364,839
Village Community Development District No. 14, SA, 5.38%, 05/01/42	95	96,761

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 16, SA, 4.00%, 05/01/35	$2,605	$2,547,178
Vivid Shores Community Development District, SA, 4.25%, 05/01/35	500	486,203
Waterset South Community Development District, SA, 4.00%, 05/01/34	1,375	1,313,993
West Villages Improvement District, SA
4.50%, 05/01/31	430	430,954
4.75%, 05/01/32	1,500	1,471,530
4.75%, 05/01/39	1,745	1,696,997
Wildblue Community Development District, SA, 4.45%, 05/01/36	610	597,580
Willow Creek II Community Development District, SA
4.00%, 05/01/31	650	641,845
4.30%, 05/01/36	805	775,580
		114,881,226
Georgia — 3.9%
Atlanta Development Authority (The)
5.00%, 04/01/34(a)	180	182,584
5.50%, 04/01/39(a)	280	284,036
City of Atlanta GA Airport Passenger Facility Charge, RB, 4.00%, 07/01/39	5,340	5,138,352
City of Atlanta GA Water & Wastewater Revenue, RB, 5.00%, 11/01/32	10,000	11,079,077
Development Authority of Cobb County. (The), RB, 5.70%, 06/15/38(a)	275	275,611
Main Street Energy, Inc., RB, 5.00%, 12/01/33	6,715	6,971,300
Main Street Natural Gas, Inc., RB, 5.00%, 12/01/52(b)	1,000	1,029,888
Newnan Housing Authority, RB, 6.00%, 08/01/44 (FHLMC COLL)(b)	6,130	6,059,954
		31,020,802
Idaho — 0.8%
Idaho Housing & Finance Association, RB
5.00%, 12/01/38(a)	625	608,384
5.75%, 08/01/45 (FHLMC COLL)(a)(b)	5,805	5,781,360
		6,389,744
Illinois — 4.7%
Chicago Board of Education, GO
4.00%, 12/01/39	125	108,875
5.00%, 12/01/36	3,000	2,969,585
5.00%, 12/01/46	4,965	4,522,169
5.00%, 12/01/47	500	446,144
5.50%, 12/01/34	3,500	3,685,355
6.00%, 12/01/38	5,000	5,334,165
County of Cook Illinois, RB, 6.50%, 01/01/45	350	356,739
Illinois Finance Authority, RB
5.00%, 11/01/36	1,215	1,273,420
5.25%, 10/01/39(a)	500	514,860
Illinois State Toll Highway Authority, RB
5.00%, 01/01/37	250	250,814
5.00%, 01/01/38	5,000	5,005,015
Metropolitan Pier & Exposition Authority, RB, 4.00%, 12/15/42 (BAM-TCRS)	10,100	9,542,259
State of Illinois, GO, 4.00%, 07/01/37	4,020	3,904,064
		37,913,464
Indiana — 1.4%
City of Valparaiso Indiana, RB, AMT, 4.50%, 01/01/34(a)	100	102,228
City of Whiting Indiana, RB, 4.00%, 12/01/44(b)	5,000	4,990,970
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB
Class A,4.13%, 12/01/26	$640	$641,022
5.00%, 10/15/35(a)	545	536,543
Indianapolis Local Public Improvement Bond Bank, RB, 5.00%, 01/01/32	5,000	5,369,307
		11,640,070
Kentucky — 1.4%
City of Henderson Kentucky, RB, AMT, 4.70%, 01/01/52(a)	650	609,997
Kentucky Economic Development Finance Authority, RB, 5.25%, 06/01/41	1,000	1,001,323
Kentucky Municipal Power Agency, RB, 3.00%, 09/01/43 (AG-CR)	1,005	778,519
Kentucky Public Energy Authority, RB
4.00%, 02/01/50(b)	500	503,685
5.00%, 12/01/33	8,000	8,119,870
		11,013,394
Louisiana — 1.8%
Juban Crossing Community Development District, SA, 6.25%, 06/01/34	3,000	3,088,283
Louisiana Public Facilities Authority, RB
5.00%, 06/01/39(a)	1,285	1,241,030
5.00%, 12/15/43(a)	665	641,686
6.50%, 06/01/62(a)	100	85,180
Louisiana Public Facilities Authority, RB, AMT, 4.38%, 05/01/53(a)(b)	4,700	4,715,159
Parish of St. James Louisiana, RB, 3.70%, 08/01/41(b)	5,000	5,007,647
		14,778,985
Maine — 0.2%
Finance Authority of Maine, RB, 9.50%, 06/01/32	25	21,240
Finance Authority of Maine, RB, AMT
4.63%, 12/01/47(a)(b)	175	180,026
5.00%, 08/01/35(a)	1,000	1,035,948
8.50%, 06/01/32	25	21,241
8.50%, 06/01/35(e)(f)	141	72,786
Maine Health & Higher Educational Facilities Authority, RB, 4.00%, 07/01/37(a)	260	239,898
		1,571,139
Maryland — 0.1%
City of Baltimore Maryland, RB
4.00%, 06/01/35(a)	400	383,483
4.50%, 06/01/33	100	101,438
Maryland Health & Higher Educational Facilities Authority, RB, 5.50%, 01/01/46	245	245,807
		730,728
Michigan — 0.7%
City of Detroit Michigan, GOL, Series B-1, 4.00%, 04/01/44(b)	346	271,587
Flint International Academy, RB, 5.75%, 10/01/37	2,485	2,484,797
Kalamazoo Economic Development Corp., RB, 5.00%, 08/15/36(a)	1,000	994,225
Michigan Strategic Fund, RB, 5.00%, 11/15/29	970	999,652
Michigan Strategic Fund, RB, AMT, 4.00%, 10/01/61(b)	550	550,123
		5,300,384
Minnesota — 0.0%
City of Forest Lake Minnesota, RB, 5.00%, 07/01/56	260	213,119
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri — 0.0%
Kansas City Industrial Development Authority, RB, 5.00%, 06/01/46(a)	$115	$115,250
Montana — 0.9%
City of Forsyth MT, RB, AMT, 4.00%, 03/01/31	5,000	4,865,226
Montana Facility Finance Authority, RB, 4.10%, 11/15/31	2,000	2,000,269
		6,865,495
Nevada — 0.2%
Nevada Housing Division, RB, 4.35%, 10/01/41 (GNMA/FNMA/FHLMC)	1,000	983,437
Sparks Tourism Improvement District No. 1, RB, 3.88%, 06/15/28	645	646,833
		1,630,270
New Hampshire — 4.0%
New Hampshire Business Finance Authority, RB
0.00%, 04/01/32(a)(c)	255	176,688
0.00%, 12/15/33(a)(c)	1,900	1,211,781
0.00%, 12/15/33(a)(c)	2,585	1,475,912
0.00%, 12/15/34(a)(c)	10,000	5,763,683
0.00%, 12/15/41(c)	4,000	1,504,006
3.63%, 07/01/43(a)(b)	250	198,528
4.25%, 07/20/41	499	449,778
4.40%, 02/20/43	3,995	3,959,539
4.50%, 04/20/43(b)	4,993	4,818,453
5.13%, 01/28/43(b)	1,935	1,904,111
5.38%, 12/15/35(a)	947	939,847
5.75%, 04/28/42	470	472,809
5.88%, 12/15/33(a)	1,277	1,269,243
5.88%, 12/15/36(a)	2,350	2,352,411
5.95%, 12/01/31(a)	1,489	1,488,120
6.13%, 12/15/33(a)	1,500	1,494,374
6.50%, 12/01/34(a)	2,900	2,900,689
		32,379,972
New Jersey — 1.3%
Camden County Improvement Authority (The), RB, 6.00%, 06/15/62	75	76,507
Middlesex County Improvement Authority, RB
5.00%, 06/01/36(a)	600	600,871
5.50%, 06/01/30(a)	3,165	3,192,991
New Jersey Economic Development Authority, RB, AMT, 6.38%, 01/01/35(a)	835	878,866
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/34	5,005	5,532,328
		10,281,563
New Mexico — 0.2%
Mesa Del Sol Public Improvement District No. 1, RB, 4.35%, 10/01/36(a)	1,750	1,728,677
New York — 5.4%
Build NYC Resource Corp., RB
5.00%, 07/01/32	245	240,809
5.13%, 07/01/33	175	179,755
5.25%, 06/15/43(a)	500	500,596
5.25%, 06/01/46(a)	1,000	988,529
6.50%, 12/15/45(a)	1,000	1,011,014
Erie Tobacco Asset Securitization Corp., RB, 5.00%, 06/01/38	2,000	1,768,811
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56(b)	5,000	5,083,779
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB
5.00%, 11/15/44(a)	$4,200	$4,205,761
5.38%, 11/15/40(a)	550	550,652
New York State Environmental Facilities Corp., RB, 4.30%, 12/01/44(a)(b)	1,375	1,364,389
New York State Environmental Facilities Corp., RB, AMT
4.25%, 09/01/50(a)(b)	1,000	1,013,301
5.13%, 09/01/50(a)(b)	250	261,500
New York Transportation Development Corp., RB, 5.00%, 12/01/38	500	521,953
New York Transportation Development Corp., RB, AMT
3.00%, 08/01/31	1,000	960,877
5.00%, 01/01/30	250	255,786
5.00%, 01/01/34	4,500	4,575,779
5.00%, 10/01/40	2,310	2,354,104
5.00%, 07/01/46	7,000	6,879,591
5.25%, 08/01/31	9,150	9,474,277
Suffolk Regional Off-Track Betting Corp., RB
5.75%, 12/01/44	200	204,178
6.00%, 12/01/53	200	203,336
Westchester County Local Development Corp., RB, 6.00%, 12/01/45(a)	730	753,688
		43,352,465
North Carolina — 0.6%
North Carolina Medical Care Commission, RB
4.00%, 11/01/31	3,000	2,952,063
4.25%, 04/01/33	990	985,998
5.00%, 09/01/34	900	940,847
		4,878,908
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, 4.70%, 07/01/49	750	737,810
Ohio — 0.5%
Buckeye Tobacco Settlement Financing Authority, RB, 4.00%, 06/01/39	300	291,644
Cleveland-Cuyahoga County Port Authority, RB, 5.25%, 01/01/34(a)	745	754,791
Hickory Chase Community Authority, RB, 5.00%, 12/01/40(a)	315	321,906
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(a)	2,400	2,250,381
Port of Greater Cincinnati Development Authority, RB, 3.75%, 12/01/31(a)	240	242,409
		3,861,131
Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, Series A-2, 7.25%, 09/01/51(a)	250	248,665
Tulsa County Industrial Authority, RB
5.00%, 11/15/32	335	337,873
5.00%, 11/15/38	500	500,016
5.00%, 07/01/41	1,265	1,210,090
5.25%, 11/15/45	75	74,952
		2,371,596
Oregon — 0.4%
Port of Morrow Oregon, GOL, 5.15%, 10/01/26(a)	3,500	3,500,486

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 4.1%
Allegheny Community Broadband, Inc., RB, 7.50%, 09/01/35(a)	$255	$255,079
Allentown Neighborhood Improvement Zone Development Authority, RB
5.00%, 05/01/42(a)	3,230	3,234,809
5.00%, 05/01/42(a)	370	380,334
5.25%, 05/01/42(a)	1,000	1,023,298
5.25%, 05/01/42(a)	1,900	1,953,489
5.50%, 05/01/32(a)	1,140	1,210,933
Beaver County Industrial Development Authority, RB, 3.75%, 10/01/47	295	245,766
Berks County Industrial Development Authority, RB, 5.00%, 05/15/37	2,500	2,507,663
Berks County Municipal Authority. (The), RB, 5.00%, 10/01/39	390	361,067
Doylestown Hospital Authority, RB
5.00%, 07/01/31(a)	100	104,480
5.38%, 07/01/39(a)	100	107,391
Hospitals & Higher Education Facilities Authority of Philadelphia. (The), RB, 5.00%, 07/01/33	4,870	4,891,706
Lancaster County Hospital Authority, RB, 5.25%, 07/01/41	100	97,392
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/32	2,365	2,525,250
5.25%, 12/01/37(b)	230	230,170
5.25%, 12/01/38(b)	130	130,094
Pennsylvania Economic Development Financing Authority, RB, AMT
5.25%, 06/30/53	100	100,802
5.45%, 03/01/56(a)(b)	3,000	3,078,656
5.75%, 06/30/48	860	900,628
Pennsylvania Higher Education Assistance Agency, RB, AMT
5.00%, 06/01/31	1,000	1,049,031
5.00%, 06/01/51	100	93,335
Philadelphia Authority for Industrial Development, RB, 5.50%, 12/01/58(a)	8,000	8,063,319
		32,544,692
Puerto Rico — 4.6%
Children's Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	1,180	46,911
Commonwealth of Puerto Rico Notes, 0.00%, 11/01/51(b)(e)(f)	22,320	14,675,326
Commonwealth of Puerto Rico, GO
0.00%, 07/01/33(c)	515	373,890
5.75%, 07/01/31	2,546	2,746,943
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, 5.00%, 07/01/37(a)	1,500	1,562,620
Puerto Rico Electric Power Authority, RB
4.80%, 07/01/29	1,420	1,033,050
5.00%, 07/01/21	192	139,680
5.00%, 07/01/24	1,697	1,234,567
5.00%, 07/01/26(e)(f)	1,000	727,500
5.00%, 07/01/28	430	312,825
5.25%, 07/01/23(e)(f)	553	402,307
5.25%, 07/01/25(e)(f)	5,254	3,822,285
5.25%, 07/01/27(e)(f)	433	315,008
5.50%, 07/01/17(e)(f)	1,000	727,500
5.75%, 07/01/36(e)(f)	1,640	1,193,100
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB, BAB, 6.13%, 07/01/40(e)(f)	$505	$367,388
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, 0.00%, 07/01/29(c)	8,000	7,251,150
		36,932,050
Rhode Island — 0.1%
Rhode Island Commerce Corp., RB, 5.00%, 07/01/37	1,110	1,110,966
Tobacco Settlement Financing Corp., RB, 5.00%, 06/01/50	60	59,046
		1,170,012
South Carolina — 0.4%
City of Goose Creek South Carolina, SA, 5.00%, 10/01/35(a)	405	416,743
City of Hardeeville South Carolina, SA, 4.00%, 05/01/52(a)	100	75,457
Patriots Energy Group Financing Agency, RB, 5.25%, 10/01/54(b)	160	169,343
South Carolina Jobs-Economic Development Authority, RB
5.00%, 10/01/35	1,000	1,027,687
5.00%, 04/01/36	1,270	1,355,230
7.50%, 08/15/62(a)	25	22,142
		3,066,602
Tennessee — 0.5%
Bartlett Industrial Development Board, TA, 6.20%, 07/01/49(a)	3,000	3,028,660
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.00%, 10/01/37	345	345,010
Metropolitan Government Nashville & Davidson County Industrial Development Board, SA, 0.00%, 06/01/43(a)(c)	90	40,545
Tennergy Corp. Tennessee, RB, 5.50%, 10/01/53(b)	500	526,635
		3,940,850
Texas — 7.5%
Angelina & Neches River Authority, RB, AMT, Series A, Class A,7.50%, 12/01/45(a)(e)(f)	100	5,000
Arlington Higher Education Finance Corp., RB
4.75%, 08/15/61	4,000	3,938,382
5.75%, 08/15/62	250	87,500
7.88%, 11/01/62(a)(e)(f)	25	15,000
City of Anna Texas, SA
4.25%, 09/15/35	810	809,635
5.35%, 09/15/46(a)	1,000	990,028
City of Buda Texas, SA
5.00%, 09/01/33(a)	100	100,852
5.75%, 09/01/33(a)	640	643,757
City of Celina Texas, SA
4.35%, 09/01/30(a)	205	205,113
4.38%, 09/01/36	600	590,108
4.50%, 09/01/30(a)	1,435	1,440,346
4.50%, 09/01/31(a)	2,000	2,016,122
4.60%, 09/01/35(a)	333	333,981
City of Corpus Christi Texas, SA
5.38%, 09/15/31	100	102,797
6.13%, 09/15/44	100	101,274
6.50%, 09/15/54	103	102,948
City of Crandall, Texas, SA, 4.25%, 09/15/35(a)	918	901,258
City of Ennis Texas, SA, 4.13%, 09/15/35(a)	650	643,137
City of Friendswood Texas, SA, 7.00%, 09/15/54	303	303,650
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Gunter Texas, SA, 4.75%, 09/15/36	$2,175	$2,139,704
City of Houston Airport System Revenue, RB, AMT
5.50%, 07/15/35	2,000	2,170,842
5.50%, 07/15/38	200	213,037
City of Lavon Texas, SA, 5.00%, 09/15/35	600	594,968
City of Lowry Crossing Texas, SA, 4.25%, 09/15/30(a)	200	201,196
City of Marble Falls Texas, SA, 6.38%, 09/01/44(a)	500	498,050
City of Mclendon-Chisholm, SA, 4.50%, 09/15/36	620	610,816
City of Oak Point Texas, SA
4.60%, 09/15/36	695	681,997
4.70%, 09/15/31(a)	200	201,601
5.50%, 09/15/46	600	594,804
City of Pilot Point Texas, SA
4.50%, 09/15/36	1,592	1,531,103
6.13%, 09/15/45(a)	240	250,397
City of Princeton Texas, SA
4.13%, 09/01/35(a)	728	720,621
4.25%, 09/01/30(a)	300	301,303
4.35%, 09/01/36(a)	620	607,555
4.38%, 09/01/31(a)	50	49,940
5.00%, 09/01/44(a)	50	50,255
City of Royse City Texas, SA, 4.38%, 09/15/36(a)	500	491,538
City of San Antonio Texas, 2.80%, 11/17/26	2,500	2,499,571
City of Seagoville Texas, SA, 4.25%, 09/15/30(a)	532	534,842
Clifton Higher Education Finance Corp., RB, 5.00%, 06/15/34(a)	200	197,081
Club Municipal Management District No. 1, SA, 4.38%, 09/01/31(a)	1,500	1,507,251
County of Denton Texas, SA
4.63%, 12/31/31(a)	1,825	1,847,854
4.75%, 12/31/30(a)	650	644,262
5.00%, 12/31/35(a)	1,000	1,013,066
5.25%, 12/31/44(a)	1,000	1,013,925
County of Hays Texas, SA, 4.50%, 09/15/35(a)	700	695,036
County of Medina Texas, SA, 5.45%, 09/01/46	600	596,513
DBR Series 2026-3 Terrell Trust, RB, 1.00%, 09/01/66	1,130	1,124,661
Mesquite Housing Finance Corp.(The), RB, 4.53%, 02/01/44 (FNMA)	1,000	959,131
Mission Economic Development Corp., RB, 5.00%, 12/01/64(b)	2,300	2,373,453
Mission Economic Development Corp., RB, AMT, 4.63%, 10/01/31(a)	3,400	3,402,071
New Hope Cultural Education Facilities Finance Corp., RB
4.00%, 08/15/29(a)	2,240	2,205,635
5.00%, 08/15/50(a)	1,000	829,414
5.00%, 08/15/51(a)	1,000	902,992
5.50%, 10/01/35	750	793,623
New Hope Higher Education Finance Corp., RB, Series A, 5.00%, 06/15/30(a)	250	231,421
Newark Higher Education Finance Corp., RB, 5.00%, 08/15/37	3,835	3,778,783
Port Arthur Housing Authority, RB, 7.50%, 10/01/36(a)	2,625	2,525,820
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(a)	2,300	2,115,379
Port of Beaumont Navigation District, RB, AMT
4.00%, 01/01/50(a)	1,810	1,388,480
5.25%, 01/01/54(a)	600	545,429
Security	Par (000)	Value
Texas (continued)
Town of Trophy Club Public Improvement District No. 1, SA, 5.00%, 09/01/30	$1,000	$1,046,198
		60,012,506
Utah — 1.2%
Mida Mountain Village Public Infrastructure District, TA
5.00%, 06/01/35(a)(g)	500	398,249
5.50%, 06/15/39(a)	2,250	2,310,350
Resort Core Public Infrastructure District No. 1, GOL, 5.00%, 03/01/41	2,000	2,000,431
Utah Charter School Finance Authority, RB
3.25%, 06/15/31(a)	830	741,155
5.00%, 06/15/40(a)	1,450	1,392,899
5.00%, 10/15/44 (UT CSCE)	500	492,687
5.25%, 06/15/32(a)	625	633,575
5.25%, 06/15/37(a)	790	724,355
Utah City West Public Infrastructure District No. 1, SA, 5.00%, 12/01/36(a)	1,000	1,019,475
Utah Infrastructure Agency, RB
5.50%, 10/15/44	55	57,062
5.50%, 10/15/48	50	50,754
		9,820,992
Vermont — 0.6%
East Central Vermont Telecommunications District, RB, 4.50%, 12/01/44(a)	100	82,719
Vermont Economic Development Authority, RB, AMT, 5.00%, 06/01/52(a)(b)	5,000	5,032,680
		5,115,399
Virginia — 0.4%
Tobacco Settlement Financing Corp., RB, Series B1, 5.00%, 06/01/47	1,550	1,241,620
Virginia Beach Development Authority, RB, 5.38%, 09/01/29	100	100,120
Virginia Small Business Financing Authority, RB, 3.10%, 12/01/30	2,000	1,990,103
		3,331,843
Washington — 0.7%
County of King Sewer Revenue, RB, 4.00%, 07/01/39	500	490,926
Washington Economic Development Finance Authority, RB, AMT, 5.88%, 12/01/45	1,200	1,216,070
Washington State Housing Finance Commission, RB
3.38%, 04/20/37	971	889,262
3.95%, 07/01/29(a)	100	100,000
4.75%, 01/01/34(a)	945	931,939
4.88%, 01/01/36	1,000	991,492
5.50%, 01/01/44(a)	1,000	992,916
		5,612,605
Wisconsin — 4.1%
Public Finance Authority, RB
0.00%, 12/15/32(a)(c)	1,299	871,608
0.00%, 12/15/36(a)(c)	6,000	3,051,299
0.00%, 12/15/37(a)(c)	1,438	708,103
0.00%, 12/15/38(a)(c)	352	161,047
0.00%, 12/15/40(a)(c)	1,198	466,465
3.63%, 06/15/63	925	916,390
5.00%, 06/15/29(a)	285	283,794
5.00%, 07/15/30(a)	208	207,985
5.00%, 06/15/31(a)	315	309,448
5.00%, 12/01/34(a)	4,870	4,968,522
5.00%, 12/15/34(a)	800	809,404
5.00%, 10/01/36(a)	800	801,808

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
5.00%, 06/15/56(a)	$25	$20,784
5.25%, 12/01/51(a)(e)(f)	65	41,109
5.50%, 12/01/31(a)	375	392,096
5.50%, 11/15/32(a)	1,409	1,397,136
5.75%, 12/15/33(a)	1,870	1,852,633
7.50%, 11/01/36(a)	690	666,596
7.50%, 07/01/59(a)	865	945,350
7.75%, 02/01/37 (FNMA COLL)(a)	3,105	3,002,310
7.75%, 07/01/43(a)(e)(f)	310	253,172
8.00%, 02/01/37(a)	2,375	2,334,397
Series A, 5.00%, 06/15/55(a)	495	387,032
Public Finance Authority, RB, AMT, 5.50%, 07/01/44	1,750	1,783,712
Public Finance Authority, TA, 5.00%, 06/01/41(a)	6,000	6,045,960
		32,678,160
Total Municipal Debt Obligations — 92.4% (Cost: $751,763,492)		741,833,442
	Shares
Common Stocks
Building Products — 0.0%
Timberhp by Go Lab, Inc., NVS(h)	15,027	28,551
Total Common Stocks — 0.0% (Cost $26)		28,551
Warrants
Internet Infrastructure Software — 0.1%
Brightline West (Expires 11/26/35, Strike Price USD 5.00)(h)	352,857	705,714
Total Warrants — 0.1% (Cost $0)		705,714
Total Long-Term Investments — 92.5% (Cost: $751,763,518)		742,567,707
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.8%
BlackRock Liquidity Funds: MuniCash, 2.19%(i)(j)	54,491,628	$54,497,077
Total Short-Term Securities — 6.8% (Cost: $54,496,988)		54,497,077
Total Investments — 99.3% (Cost: $806,260,506)		797,064,784
Other Assets Less Liabilities — 0.7%		5,668,239
Net Assets — 100.0%		$802,733,023

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$45,910,228	$8,586,849 (a)	$—	$—	$—	$54,497,077	54,491,628	$818,019	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Short Duration High Yield Muni Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$741,833,442	$—	$741,833,442
Common Stocks	—	—	28,551	28,551
Warrants	—	—	705,714	705,714
Short-Term Securities
Money Market Funds	54,497,077	—	—	54,497,077
	$54,497,077	$741,833,442	$734,265	$797,064,784
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
522 Funding CLO A Ltd., Series 2017-1A, Class AR2, 4.78%, 10/20/34, (3-mo. CME Term SOFR + 1.05%)(a)(b)	USD250	$250,151
A10 Issuer LLC, Series 2025-FL6, Class A, 5.14%, 05/15/42, (1-mo. CME Term SOFR + 1.47%)(a)(b)	USD700	699,709
AB Issuer LLC, Series 2026-1A, Class A2, 6.41%, 04/30/56(a)	USD172	170,882
ACREC LLC
Series 2025-FL3, Class A, 4.98%, 08/18/42, (1-mo. CME Term SOFR + 1.31%)(a)(b)	USD100	100,000
Series 2026-FL4, Class A, 5.12%, 01/18/43, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD765	765,994
Series 2026-FL5, Class A, 4.95%, 07/18/43, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD750	750,612
ACRES Commercial Realty Issuer LLC, Series 2026-FL4, Class A, 5.12%, 08/18/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD785	785,517
ACRES LLC, Series 2025-FL3, Class A, 5.29%, 08/18/40, (1-mo. CME Term SOFR + 1.62%)(a)(b)	USD364	364,565
Affirm Master Trust
Series 2025-3A, Class A, 4.45%, 10/16/34(a)	USD430	425,963
Series 2026-1A, Class A, 4.37%, 02/15/34(a)	USD202	200,766
Series 2026-1A, Class B, 4.57%, 02/15/34(a)	USD100	99,187
Series 2026-2A, Class A, 4.67%, 04/16/35(a)	USD150	148,798
Allegro Clo VIII-S Ltd., Series 2024-3A, Class A, 5.14%, 10/15/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD750	751,333
ALLO Issuer LLC
Series 2026-1A, Class A2, 5.61%, 06/20/56(a)	USD882	884,104
Series 2026-1A, Class B, 6.05%, 06/20/56(a)	USD500	499,882
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1R, 4.98%, 02/15/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	USD250	250,094
Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1R, 4.94%, 07/15/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD250	250,048
Anchorage Capital CLO 20 Ltd., Series 2021-20A, Class CR, 5.68%, 01/20/35, (3-mo. CME Term SOFR + 1.95%)(a)(b)	USD355	355,415
Apidos CLO LIV, Series 2025-54A, Class D2, 7.63%, 10/20/38, (3-mo. CME Term SOFR + 3.90%)(a)(b)	USD250	247,610
Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, 4.96%, 10/21/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	USD250	250,199
Security	Par (000)	Value
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, 5.02%, 01/20/43, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD175	$175,067
Series 2026-FL1, Class A, 5.17%, 09/20/43, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD250	250,563
AREIT, Series 2025-CRE11, Class A, 5.23%, 07/25/43, (1-mo. CME Term SOFR + 1.55%)(a)(b)	USD334	335,098
AREIT Ltd., Series 2025-CRE10, Class A, 5.07%, 12/17/29, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD323	323,253
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.87%, 10/24/36, (3-mo. CME Term SOFR + 1.09%)(a)(b)	USD750	750,215
Ares XLIV CLO Ltd., Series 2017-44A, Class CRR, 6.50%, 04/15/34, (3-mo. CME Term SOFR + 2.75%)(a)(b)	USD250	250,304
Argent Securities Trust, Series 2006-W2, Class A2C, 4.42%, 03/25/36, (1-mo. CME Term SOFR + 0.69%)(b)	USD253	141,268
Arini U.S. CLO IV Ltd., Series 4A, Class A, 5.01%, 01/15/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD500	500,310
Bain Capital Credit CLO Ltd.
Series 2019-2A, Class BR3, 5.20%, 10/17/32, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD250	249,460
Series 2019-3A, Class DRR, 6.53%, 10/21/34, (3-mo. CME Term SOFR + 2.80%)(a)(b)	USD500	496,916
Ballyrock CLO 19 Ltd., Series 2022-19A, Class A1R, 4.84%, 04/20/35, (3-mo. CME Term SOFR + 1.11%)(a)(b)	USD750	750,187
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class BR3, 5.40%, 10/15/36, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD280	279,827
Series 2022-20A, Class C1R3, 6.55%, 10/15/36, (3-mo. CME Term SOFR + 2.80%)(a)(b)	USD280	276,958
BAR Issuer LLC, Series 2026-FL1, Class A, 5.27%, 08/20/43, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD750	752,368
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A1A, 4.85%, 01/25/56(a)(c)	USD208	204,581
Battalion CLO XIV Ltd., Series 2019-14A, Class AR2, 4.87%, 01/20/35, (3-mo. CME Term SOFR + 1.14%)(a)(b)	USD744	744,193
Battalion CLO XXI Ltd., Series 2021-21A, Class AR, 4.90%, 07/15/34, (3-mo. CME Term SOFR + 1.15%)(a)(b)	USD250	249,897
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, 4.95%, 03/30/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD250	249,888
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, 5.06%, 01/27/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD250	250,379
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
BDS LLC, Series 2024-FL13, Class A, 5.25%, 09/19/39, (1-mo. CME Term SOFR + 1.58%)(a)(b)	USD126	$125,911
Bear Stearns Asset Backed Securities I Trust
Series 2006-AQ1, Class 2A3, 4.46%, 10/25/36, (1-mo. CME Term SOFR + 0.73%)(b)	USD70	63,781
Series 2007-HE5, Class M2, 4.22%, 06/25/47, (1-mo. CME Term SOFR + 0.49%)(b)	USD94	84,258
Bear Stearns Structured Products Trust, Series 2007-EMX1, Class M3, 5.84%, 03/25/37, (1-mo. CME Term SOFR + 2.11%)(a)(b)	USD100	87,762
Benefit Street Partners CLO 49 Ltd., Series 2026-49A, Class A, 4.84%, 04/25/39, (3-mo. CME Term SOFR + 1.16%)(a)(b)	USD750	749,358
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class CR2, 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.95%)(a)(b)	USD250	250,321
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1RR, 4.94%, 07/20/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	USD500	499,765
Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 5.11%, 07/20/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	USD250	250,749
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.07%, 07/23/32, (3-mo. CME Term SOFR + 1.32%)(a)(b)	USD50	50,461
BlueMountain CLO Ltd.
Series 2016-3A, Class A1R2, 4.85%, 11/15/30, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD11	11,423
Series 2018-3A, Class A1R, 5.00%, 10/25/30, (3-mo. CME Term SOFR + 1.19%)(a)(b)	USD5	5,186
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class AR2, 4.78%, 10/20/34, (3-mo. CME Term SOFR + 1.05%)(a)(b)	USD500	500,300
BRAVO Residential Funding Trust, Series 2024-CES2, Class A1A, 5.55%, 09/25/54(a)(c)	USD98	97,934
Bridge Street CLO III Ltd., Series 2022-1A, Class A1R, 5.15%, 10/20/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	USD250	250,533
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, 5.03%, 01/15/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD250	250,386
BSPDF Issuer LLC, Series 2025-FL2, Class A, 5.20%, 12/15/42, (1-mo. CME Term SOFR + 1.52%)(a)(b)	USD900	901,487
BVBA Consumer Fondo de Titulizacion
Series 2026-1, Class D, 4.72%, 05/20/39, (3-mo. EURIBOR + 2.50%)(b)(d)	EUR94	107,952
Series 2026-1, Class E, 5.72%, 05/20/39, (3-mo. EURIBOR + 3.50%)(b)(d)	EUR94	107,976
Security	Par (000)	Value
Series 2026-1, Class F, 7.32%, 05/20/39, (3-mo. EURIBOR + 5.10%)(b)(d)	EUR188	$215,564
BXMT Ltd., Series 2025-FL5, Class A, 5.31%, 10/18/42, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD273	273,518
California Street CLO IX LP, Series 2012-9A, Class BR3, 5.80%, 07/16/32, (3-mo. CME Term SOFR + 2.01%)(a)(b)	USD700	699,643
Canyon CLO Ltd., Series 2023-2A, Class BR, 5.28%, 07/15/39, (3-mo. CME Term SOFR + 1.60%)(a)(b)	USD250	249,915
CIFC Funding Ltd.
Series 2014-2RA, Class BR, 5.53%, 10/24/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD250	250,165
Series 2017-1A, Class AR3, 4.93%, 04/21/37, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD250	249,959
Series 2018-3A, Class D1R, 6.43%, 10/18/38, (3-mo. CME Term SOFR + 2.70%)(a)(b)	USD250	249,792
Series 2019-6A, Class A1R, 5.24%, 07/16/37, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD250	250,084
Series 2020-4A, Class A1R, 5.05%, 01/15/40, (3-mo. CME Term SOFR + 1.30%)(a)(b)	USD250	250,565
Series 2021-3A, Class BR, 5.30%, 10/15/38, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD250	250,977
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, 5.59%, 10/25/37, (1-mo. CME Term SOFR + 2.74%)(a)(b)	USD425	416,139
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M4, 7.59%, 07/25/37, (1-mo. CME Term SOFR + 3.86%)(b)	USD134	122,689
College Avenue Student Loans LLC
Series 2021-C, Class A2, 2.32%, 07/26/55(a)	USD143	129,812
Series 2023-A, Class A2, 5.33%, 05/25/55(a)	USD61	60,399
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(a)	USD80	77,790
Compass Datacenters Issuer III LLC
Series 2025-3A, Class A2, 5.29%, 07/25/50(a)	USD74	72,384
Series 2026-1A, Class A21, 4.90%, 02/25/56(a)	USD32	31,185
Series 2026-1A, Class A22, 5.29%, 02/25/56(a)	USD136	133,171
Series 2026-1A, Class A23, 5.44%, 02/25/56(a)	USD136	132,335
Series 2026-2A, Class A21, 5.72%, 07/25/56(a)	USD532	532,577
Series 2026-2A, Class A22, 6.06%, 07/25/56(a)	USD200	200,193
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A, Class A2, 5.52%, 12/20/55(a)	USD330	329,752

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2025-4A, Class B, 5.77%, 12/20/55(a)	USD200	$198,636
Series 2026-1A, Class A2, 5.08%, 03/20/56(a)	USD117	114,116
Series 2026-1A, Class B, 5.42%, 03/20/56(a)	USD100	97,132
CoreVest American Finance Trust, Series 2026-1, Class A, 5.36%, 06/15/59(a)(c)	USD472	468,884
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, 5.16%, 01/15/38, (3-mo. CME Term SOFR + 1.41%)(a)(b)	USD250	250,485
Series 2024-1A, Class B, 5.50%, 01/15/38, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD250	250,600
CWABS Asset-Backed Certificates Trust
Series 2006-11, Class 1AF4, 6.30%, 12/25/35(b)	USD40	38,569
Series 2006-7, Class M1, 4.26%, 04/25/46, (1-mo. CME Term SOFR + 0.53%)(b)	USD282	230,105
DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/55(a)	USD107	105,672
Series 2026-1A, Class A2I, 5.20%, 05/20/56(a)	USD654	648,887
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55(a)(c)	USD80	79,326
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1R, 5.08%, 01/15/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD250	250,353
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A1R, 4.99%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD500	500,545
Diameter Capital CLO 8 Ltd., Series 2024-8A, Class A1A, 5.13%, 10/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD350	350,649
DigitalBridge Issuer LLC, Series 2026-1A, Class A2, 6.33%, 06/25/56(a)	USD108	107,272
Dowson PLC, Series 2026-1, Class X1, 7.49%, 05/20/33, (1-day SONIA+ 3.75%)(b)(d)	GBP99	133,476
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, 4.80%, 08/15/31, (3-mo. CME Term SOFR + 1.15%)(a)(b)	USD40	39,852
Dwight Issuer LLC
Series 2025-FL1, Class A, 5.33%, 06/18/42, (1-mo. CME Term SOFR + 1.66%)(a)(b)	USD100	100,094
Series 2026-FL2, Class A, 5.00%, 01/18/44, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD700	700,416
Edgeconnex Data Centers Europe BV, Series 2026-1X, Class A2, 4.50%, 04/30/56(c)(d)	EUR437	502,455
ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, 08/25/49(a)	USD121	121,691
Elmwood CLO 23 Ltd., Series 2023-2A, Class A1R2, 4.88%, 07/16/39, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD500	499,950
Ezee Fiber Funding LLC, Series 2026-1A, Class A2, 5.99%, 08/20/56(a)	USD600	602,427
Security	Par (000)	Value
FIGRE Trust
Series 2026-HE1, Class A, 4.98%, 01/25/56(a)(b)	USD171	$167,411
Series 2026-HE2, Class A, 5.05%, 01/25/56(a)(b)	USD315	309,421
Financeit Securitization LP
Series 2026-1, Class A, 4.04%, 05/25/51(a)	CAD500	353,486
Series 2026-1, Class D, 8.12%, 05/25/51(a)	CAD500	351,872
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, 4.44%, 01/25/36, (1-mo. CME Term SOFR + 0.71%)(b)	USD339	307,961
First NLC Trust, Series 2007-1, Class A3, 4.02%, 08/25/37, (1-mo. CME Term SOFR + 0.29%)(a)(b)	USD40	19,536
FirstKey Homes Trust, Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)	USD170	167,703
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)	USD59	58,484
Fortuna Consumer Loan Abs DAC, Series 2026-1, Class E, 5.71%, 10/18/37, (1-mo. EURIBOR + 3.50%)(b)(d)	EUR100	115,425
Fortuna Consumer Loan ABS DAC
Series 2026-2, Class C, 3.44%, 02/18/37, (1-mo. EURIBOR + 1.15%)(b)(d)	EUR100	115,315
Series 2026-2, Class D, 3.74%, 02/18/37, (1-mo. EURIBOR + 1.45%)(b)(d)	EUR100	115,315
Series 2026-2, Class E, 5.54%, 02/18/37, (1-mo. EURIBOR + 3.25%)(b)(d)	EUR100	115,315
Foundation Finance Trust
Series 2024-2A, Class B, 4.93%, 03/15/50(a)	USD144	143,231
Series 2025-1A, Class A, 4.95%, 04/15/50(a)	USD160	159,389
Series 2025-1A, Class B, 5.26%, 04/15/50(a)	USD133	132,162
Series 2025-3A, Class A, 4.56%, 08/15/52(a)	USD184	181,685
FS Rialto Issuer LLC
Series 2024-FL9, Class A, 5.30%, 10/19/39, (1-mo. CME Term SOFR + 1.63%)(a)(b)	USD100	100,157
Series 2026-FL11, Class A, 5.12%, 01/19/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD481	481,898
Goldentree Loan Management U.S. CLO 26 Ltd., Series 2025-26A, Class B, 5.38%, 07/20/38, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD250	250,555
Goldman Home Improvement Trust Issuer Trust
Series 2022-GRN1, Class A, 4.50%, 06/25/52(a)	USD11	10,935
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)	USD247	251,073
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)	USD74	73,474
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2025-1A, Class A, 5.38%, 02/20/49(a)	USD70	$70,398
Series 2025-2A, Class A, 5.32%, 06/20/49(a)	USD74	73,469
Series 2025-2A, Class B, 5.98%, 06/20/49(a)	USD129	128,430
Series 2025-3A, Class A, 5.00%, 10/20/49(a)	USD392	385,634
Great Lakes CLO IX Ltd., Series 2025-9A, Class A1, 5.30%, 01/15/39, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD250	249,968
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class B, 5.26%, 10/27/59(a)	USD137	137,128
Series 2025-2A, Class B, 5.07%, 06/25/60(a)	USD270	268,827
Series 2025-3A, Class A3, 4.52%, 12/27/60(a)	USD67	66,010
Series 2026-REV1, Class A, 4.93%, 05/15/41(a)	USD462	460,643
Series 2026-REV1, Class C, 5.45%, 05/15/41(a)	USD100	99,337
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)	USD42	42,139
Series 2024-1, Class B, 5.87%, 06/25/59(a)	USD112	112,718
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 05/25/56(a)(c)	USD390	385,675
Series 2026-CES1, Class A2, 5.27%, 05/25/56(a)(c)	USD182	179,385
GS REFT Issuer Ltd., Series 2026-FL1, Class A, 5.17%, 10/19/43, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD250	250,780
GSAMP Trust, Series 2006-HE4, Class M1, 4.29%, 06/25/36, (1-mo. CME Term SOFR + 0.56%)(b)	USD50	43,198
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1R, 5.08%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD750	751,259
Hill FL BV, Series 2026-1FL, Class E, 5.19%, 06/18/34, (1-mo. EURIBOR + 2.98%)(b)(d)	EUR101	116,387
Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B2, 4.82%, 09/20/33, (30-day Avg SOFR + 1.20%)(a)(b)	USD173	173,790
Incref LLC, Series 2026-FL3, Class A, 5.07%, 01/19/44, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD700	700,794
INCREF LLC, Series 2026-FL2, Class A, 5.12%, 12/19/43, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD130	130,203
Iskandar Enterprise LLC
Series 2026-1A, Class A22, 5.34%, 04/17/56(a)	USD132	129,534
Series 2026-1A, Class A23, 5.54%, 04/17/56(a)	USD189	185,334
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class A1R, 5.31%, 01/22/37, (3-mo. CME Term SOFR + 1.58%)(a)(b)	USD250	250,062
Jersey Mike's Funding LLC
Series 2025-1A, Class A2, 5.61%, 08/16/55(a)	USD159	158,533
Security	Par (000)	Value
Series 2026-1A, Class A2II, 5.48%, 02/15/56(a)	USD478	$467,138
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class MF1, 4.32%, 11/25/36(c)	USD200	199,929
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1B, 4.96%, 06/25/56(a)(c)	USD885	873,613
Kennedy Lewis CLO 12 Ltd., Series 2023-12A, Class AR, 5.06%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD250	250,461
Kennedy Lewis CLO 20 Ltd., Series 2024-20A, Class B, 5.51%, 01/25/38, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	250,445
Kennedy Lewis CLO 4 Ltd., Series 4A, Class ARR, 5.16%, 07/20/37, (3-mo. CME Term SOFR + 1.43%)(a)(b)	USD250	250,268
KKR CLO 58 Ltd., Series 2025-58A, Class B, 5.35%, 10/15/38, (3-mo. CME Term SOFR + 1.60%)(a)(b)	USD735	734,360
LCM 34 Ltd., Series 34A, Class BR, 5.43%, 10/20/34, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD500	499,990
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 04/20/32(a)	USD622	606,198
Series 2021-2A, Class B, 2.37%, 04/20/32(a)	USD179	168,803
Series 2024-2A, Class C, 5.25%, 02/21/34(a)	USD147	146,055
Series 2025-1A, Class B, 5.33%, 09/20/34(a)	USD100	100,174
Series 2025-3A, Class A, 4.51%, 05/21/35(a)	USD132	129,949
Series 2026-1A, Class A, 4.80%, 11/20/35(a)	USD107	105,745
Lmdv Issuer Co. LLC
Series 2025-1A, Class B, 5.90%, 12/15/55(a)	USD500	497,033
Series 2026-1A, Class A2, 5.38%, 07/17/56(a)	USD256	254,120
LMRE SFR1 Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(a)	USD100	95,707
LoanCore, Series 2025-CRE8, Class A, 5.06%, 08/17/42, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD116	116,106
LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.12%, 08/18/42, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD140	140,284
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, 4.20%, 03/25/46, (1-mo. CME Term SOFR + 0.47%)(b)	USD311	272,454
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46(a)	USD94	92,433
Madison Park Funding XXXIX Ltd., Series 2021-39A, Class ARR, 4.76%, 10/22/34, (3-mo. CME Term SOFR + 1.03%)(a)(b)	USD500	500,289
Mariner Finance issuance Trust, Series 2024-BA, Class A, 4.91%, 11/20/38(a)	USD100	99,314
Mariner Finance Issuance Trust
Series 2021-BA, Class A, 2.10%, 11/20/36(a)	USD283	277,804

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2025-AA, Class A, 4.98%, 05/20/38(a)	USD195	$194,672
Series 2025-AA, Class C, 5.69%, 05/20/38(a)	USD100	99,952
Series 2025-BA, Class A, 4.59%, 11/22/38(a)	USD102	100,756
Series 2026-AA, Class A, 5.01%, 05/20/39(a)	USD528	526,033
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07%, 06/21/32(a)	USD300	297,811
MF1 LLC, Series 2026-FL21, Class A, 5.02%, 02/18/41, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD251	251,193
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)	USD78	78,272
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE8, Class A2FP, 3.91%, 10/25/36, (1-mo. CME Term SOFR + 0.18%)(b)	USD181	77,071
Series 2007-HE1, Class A2D, 4.07%, 11/25/36, (1-mo. CME Term SOFR + 0.34%)(b)	USD664	362,573
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)	USD11	2,169
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(c)	USD76	25,237
Mtp Abs Funding LLC
Series 2026-1A, Class A2, 5.20%, 04/25/56(a)	USD192	189,893
Series 2026-1A, Class B, 5.88%, 04/25/56(a)	USD166	164,821
Navient Education Loan Trust, Series 2026-A, Class A, 4.86%, 09/15/56(a)	USD96	94,556
Navient Private Education Loan Trust
Series 2020-A, Class A2A, 2.46%, 11/15/68(a)	USD64	62,606
Series 2020-A, Class B, 3.16%, 11/15/68(a)	USD100	90,615
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)	USD40	39,573
Series 2019-A, Class B, 3.90%, 01/15/43(a)	USD129	124,874
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)	USD22	22,285
Series 2020-CA, Class A2B, 5.39%, 11/15/68, (1-mo. CME Term SOFR + 1.71%)(a)(b)	USD76	76,518
Series 2020-IA, Class A1B, 4.79%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(a)(b)	USD198	197,141
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%, 09/15/55(a)	USD100	99,206
Series 2025-C, Class A, 4.80%, 10/15/55(a)	USD78	76,900
Nelnet Student Loan Trust
Series 2021-A, Class A2, 4.81%, 04/20/62, (1-mo. CME Term SOFR + 1.14%)(a)(b)	USD381	381,284
Series 2021-DA, Class B, 2.90%, 04/20/62(a)	USD200	177,783
Security	Par (000)	Value
Series 2023-PL1A, Class A1A, 5.87%, 11/25/53, (30-day Avg SOFR + 2.25%)(a)(b)	USD282	$284,846
Series 2025-AA, Class A1B, 4.73%, 03/15/57, (30-day Avg SOFR + 1.10%)(a)(b)	USD210	208,843
Series 2025-BA, Class A1B, 4.98%, 05/17/55, (30-day Avg SOFR + 1.35%)(a)(b)	USD202	202,962
Series 2025-BA, Class B, 4.98%, 05/17/55(a)	USD115	113,116
Series 2025-BA, Class C, 5.38%, 05/17/55(a)	USD100	96,650
Series 2025-CA, Class A1B, 4.97%, 06/22/65, (30-day Avg SOFR + 1.35%)(a)(b)	USD106	105,773
New Mountain CLO 3 Ltd., Series CLO-3A, Class CR, 5.68%, 10/20/38, (3-mo. CME Term SOFR + 1.95%)(a)(b)	USD250	250,733
NewDay Funding, Series 2026-1X, Class D, 5.43%, 07/15/34, (1-day SONIA+ 1.70%)(b)(d)	GBP100	134,677
NYACK Park CLO Ltd., Series 2021-1A, Class CR, 5.58%, 10/20/38, (3-mo. CME Term SOFR + 1.85%)(a)(b)	USD500	500,873
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)	USD113	111,833
Oban Cards PLC, Series 2026-1, Class D, 5.74%, 06/17/35, (1-day SONIA+ 2.00%)(b)(d)	GBP100	134,774
OCP CLO Ltd., Series 2024-36A, Class B1, 5.49%, 10/16/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	250,528
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, 4.84%, 10/15/33, (3-mo. CME Term SOFR + 1.09%)(a)(b)	USD250	250,063
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class XR2, 4.78%, 01/22/38, (3-mo. CME Term SOFR + 1.05%)(a)(b)	USD58	58,252
OHA Credit Funding 2 Ltd., Series 2019-2A, Class B1R2, 5.28%, 01/21/38, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD500	501,650
OHA Credit Funding 22 Ltd., Series 2025-22A, Class A1, 5.06%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD250	250,036
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, 5.06%, 10/20/37, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD250	250,374
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, 5.01%, 07/19/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD250	250,540
OHA Loan Funding Ltd., Series 2016-1A, Class A1R2, 5.19%, 07/20/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	USD250	250,271
OHS Issuer LLC, Series 2026-1A, Class A2, 5.98%, 02/25/61(a)	USD259	252,013
Onemain Financial Issuance Trust, Series 2024-1A, Class B, 6.03%, 05/14/41(a)	USD148	152,107
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
OneMain Financial Issuance Trust
Series 2019-2A, Class C, 3.66%, 10/14/36(a)	USD125	$120,632
Series 2021-1A, Class A2, 4.39%, 06/16/36, (30-day Avg SOFR + 0.76%)(a)(b)	USD218	218,551
Series 2023-2A, Class B, 6.17%, 09/15/36(a)	USD100	101,657
Series 2024-1A, Class A, 5.79%, 05/14/41(a)	USD100	102,577
Series 2026-1A, Class B, 5.20%, 07/14/39(a)	USD143	142,330
Series 2026-1A, Class C, 5.40%, 07/14/39(a)	USD300	299,083
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)	USD22	21,683
Orchard Park CLO Ltd., Series 2024-1A, Class A, 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	USD250	250,250
OWL Rock CLO VII LLC, Series 2022-7A, Class AR, 5.13%, 04/20/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD250	249,885
Palmer Square Loan Funding Ltd., Series 2025-3A, Class A1, 4.70%, 01/15/34, (3-mo. CME Term SOFR + 0.95%)(a)(b)	USD214	214,011
Park Blue CLO Ltd.
Series 2022-2A, Class A1R2, 5.01%, 07/20/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD500	500,431
Series 2025-10A, Class A1, 5.01%, 01/20/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD250	250,395
Series 2025-7A, Class A1, 5.03%, 04/25/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	USD250	249,875
Series 2025-8A, Class A1, 5.12%, 10/25/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	USD150	150,207
Series 2025-9A, Class A1, 5.08%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD250	250,437
Pavillion Consumer PLC, Series 2025-1X, Class C, 5.34%, 01/25/36, (1-day SONIA+ 1.60%)(b)(d)	GBP103	138,655
Penta CLO 11 DAC
Series 2022-11A, Class CRR, 4.14%, 01/15/39, (3-mo. EURIBOR + 2.00%)(a)(b)	EUR500	580,074
Series 2022-11A, Class DRR, 4.84%, 01/15/39, (3-mo. EURIBOR + 2.70%)(a)(b)	EUR963	1,105,084
Perimeter Master Note Business Trust
Series 2026-1A, Class A, 6.01%, 01/15/32(a)	USD800	797,858
Series 2026-1A, Class B, 6.50%, 01/15/32(a)	USD500	498,206
Series 2026-1A, Class C, 8.73%, 01/15/32(a)	USD800	797,216
Series 2026-1A, Class D, 11.51%, 01/15/32(a)	USD600	597,792
Security	Par (000)	Value
PFP Ltd.
Series 2026-13, Class A, 5.17%, 08/18/43, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD465	$466,396
Series 2026-14, Class A, 4.99%, 12/18/43, (1-mo. CME Term SOFR + 1.32%)(a)(b)	USD100	100,084
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(a)	USD111	107,952
Point Broadband Funding LLC
Series 2025-1A, Class A2, 5.34%, 07/20/55(a)	USD250	246,043
Series 2025-1A, Class B, 5.73%, 07/20/55(a)	USD153	150,970
Post CLO Ltd., Series 2023-1A, Class BR, 5.43%, 10/20/38, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	250,585
Progress Residential Trust, Series 2026-SFR1, Class E, 4.10%, 02/17/43(a)	USD400	364,204
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55(a)	USD1,106	1,069,924
Series 2026-1A, Class B, 6.73%, 01/05/56(a)	USD49	48,321
Series 2026-2A, Class A2, 5.85%, 01/05/56(a)	USD81	78,264
Series 2026-5A, Class A2, 6.18%, 03/06/56(a)	USD203	202,052
Series 2026-6A, Class A21, 5.34%, 07/05/56(a)	USD226	223,515
Series 2026-7A, Class A21, 5.59%, 07/05/56(a)	USD803	787,488
Quest Trust, Series 2004-X2, Class M3, 7.06%, 06/25/34, (1-mo. CME Term SOFR + 3.34%)(a)(b)	USD238	216,857
RAD CLO 23 Ltd., Series 2024-23A, Class A2R, 5.31%, 07/20/41, (3-mo. CME Term SOFR + 1.60%)(a)(b)	USD760	760,943
RAMP Series Trust, Series 2007-RS1, Class A4, 4.40%, 02/25/37, (1-mo. CME Term SOFR + 0.67%)(b)	USD111	21,046
RCKT Mortgage Trust, Series 2024-CES2, Class B1, 8.01%, 04/25/44(a)(b)	USD138	139,489
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 5.04%, 10/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	USD350	350,794
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)	USD100	98,034
Series 2024-2, Class A, 5.11%, 12/15/33(a)	USD459	459,677
Series 2025-1, Class B, 5.53%, 04/17/34(a)	USD100	100,378
Series 2025-2, Class A, 4.59%, 11/16/37(a)	USD147	145,843
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 08/20/32(a)	USD115	115,077
Series 2024-B, Class A, 5.42%, 11/20/37(a)	USD114	114,372
Series 2025-A, Class A, 4.59%, 11/20/34(a)	USD123	121,300
Series 2026-A, Class A, 4.82%, 06/20/39(a)	USD114	112,721
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)	USD70	68,027
RIN VIII LLC, Series 2024-1A, Class A1R, 5.03%, 07/20/37, (3-mo. CME Term SOFR + 1.30%)(a)(b)	USD250	249,996

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rockford Tower CLO Ltd.
Series 2018-1A, Class A, 5.00%, 05/20/31, (3-mo. CME Term SOFR + 1.36%)(a)(b)	USD5	$4,850
Series 2019-2A, Class BR2, 5.29%, 08/20/32, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD625	625,300
Series 2020-1A, Class A1RR, 4.82%, 01/20/36, (3-mo. CME Term SOFR + 1.09%)(a)(b)	USD250	250,100
Series 2021-1A, Class B, 5.64%, 07/20/34, (3-mo. CME Term SOFR + 1.91%)(a)(b)	USD250	250,178
RR 20 Ltd., Series 2022-20A, Class CR, 6.35%, 07/15/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	USD500	495,429
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.11%, 10/15/39, (3-mo. CME Term SOFR + 1.36%)(a)(b)	USD250	250,241
RR 36 Ltd., Series 2024-36RA, Class A1R, 5.04%, 01/15/40, (3-mo. CME Term SOFR + 1.29%)(a)(b)	USD900	901,982
RR 41 Ltd., Series 2025-41A, Class A1A, 5.00%, 10/15/40, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD750	750,972
RR 43 Ltd., Series 2026-43A, Class B, 5.35%, 10/15/39, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD500	499,826
RR 5 Ltd.
Series 2018-5A, Class A1A2, 4.82%, 07/15/39, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD750	749,925
Series 2018-5A, Class A2R2, 5.17%, 07/15/39, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD750	753,083
Sagard-Halseypoint CLO 10 Ltd., Series 2025-10A, Class A1, 5.08%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD250	250,438
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, 5.23%, 01/30/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD250	250,325
Sagard-Halseypoint CLO 9 Ltd.
Series 2025-9A, Class A, 5.02%, 04/20/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	USD290	290,603
Series 2025-9A, Class B, 5.63%, 04/20/38, (3-mo. CME Term SOFR + 1.90%)(a)(b)	USD400	400,436
Sandstone Peak II Ltd., Series 2023-1A, Class A1R, 5.14%, 07/20/38, (3-mo. CME Term SOFR + 1.41%)(a)(b)	USD250	250,594
Santander Consumo 10 FT
Series 10, Class C, 3.74%, 05/22/41, (3-mo. EURIBOR + 1.50%)(b)(d)	EUR100	115,388
Series 10, Class D, 4.14%, 05/22/41, (3-mo. EURIBOR + 1.90%)(b)(d)	EUR100	116,364
Santander Consumo 11 FT, Series 11, Class E, 6.05%, 04/24/42, (3-mo. EURIBOR + 3.55%)(b)(d)	EUR200	231,277
Security	Par (000)	Value
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 0.59%, 08/25/35(c)	USD167	$128,332
Series 2007-1, Class M1, 4.13%, 01/25/47, (1-mo. CME Term SOFR + 0.40%)(b)	USD212	208,718
Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.38%, 05/20/56(a)	USD875	864,087
Sculptor CLO XXXVI Ltd., Series 36A, Class A1, 4.92%, 01/30/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD250	250,186
Serval PLC, Series 2026-1X, Class E, 7.00%, 01/20/76(b)(d)	GBP145	194,384
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(a)	USD91	88,590
Shentel Issuer LLC, Series 2025-1A, Class A2, 5.64%, 12/20/55(a)	USD375	375,461
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, 5.18%, 07/18/37, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD930	931,069
Silver Point CLO 3 Ltd., Series 2023-3A, Class A1R, 4.99%, 01/18/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD250	250,340
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, 5.13%, 10/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD250	250,464
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, 4.96%, 04/15/38, (3-mo. CME Term SOFR + 1.21%)(a)(b)	USD250	249,835
SLM Private Education Loan Trust, Series 2010-C, Class A5, 8.54%, 10/15/41, (1-mo. CME Term SOFR + 4.86%)(a)(b)	USD47	49,173
SMB Private Education Loan Trust
Series 2018-A, Class A2B, 4.59%, 02/15/36, (1-mo. CME Term SOFR + 0.91%)(a)(b)	USD16	16,299
Series 2020-B, Class A1A, 1.29%, 07/15/53(a)	USD79	75,305
Series 2021-A, Class B, 2.31%, 01/15/53(a)	USD48	46,438
Series 2021-D, Class A1B, 4.39%, 03/17/53, (1-mo. CME Term SOFR + 0.71%)(a)(b)	USD69	68,578
Series 2023-B, Class A1B, 5.43%, 10/16/56, (30-day Avg SOFR + 1.80%)(a)(b)	USD99	100,517
Sofi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%, 02/25/36(a)	USD416	415,537
Series 2026-B, Class B, 4.90%, 02/25/36(a)	USD32	31,765
Series 2026-B, Class C, 5.20%, 02/25/36(a)	USD32	31,796
Series 2026-B, Class D, 5.56%, 02/25/36(a)	USD32	31,833
SoFi Consumer Loan Program Trust, Series 2026-1, Class C, 4.74%, 12/26/35(a)	USD260	256,387
Sofi Professional Loan Program LLC
Series 2019-A, Class BFX, 4.11%, 06/15/48(a)	USD130	124,193
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)	USD44	43,831
Series 2019-C, Class BFX, 3.05%, 11/16/48(a)	USD227	203,661
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/48(a)	USD45	$43,823
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)	USD62	58,033
Soundview Home Loan Trust
Series 2005-OPT3, Class M4, 4.86%, 11/25/35, (1-mo. CME Term SOFR + 1.13%)(b)	USD46	37,221
Series 2007-NS1, Class M1, 4.36%, 01/25/37, (1-mo. CME Term SOFR + 0.64%)(b)	USD149	153,442
STAR Trust, Series 2025-SFR5, Class D, 6.13%, 02/17/42, (1-mo. CME Term SOFR + 2.45%)(a)(b)	USD350	351,149
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(a)	USD82	81,591
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A1, 4.16%, 01/25/37, (1-mo. CME Term SOFR + 0.43%)(b)	USD29	27,569
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)	USD29	29,592
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)	USD91	89,532
Sunrise Spv 98 Srl
Series 2026-1, Class D, 3.72%, 04/27/51, (1-mo. EURIBOR + 1.50%)(b)(d)	EUR100	114,785
Series 2026-1, Class E, 5.07%, 04/27/51, (1-mo. EURIBOR + 2.85%)(b)(d)	EUR100	115,451
Sunshine Mortgage Funding 1 PLC, Series 1X, Class A1, 5.25%, 04/30/91(d)	GBP700	922,422
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, 5.12%, 01/20/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD310	310,429
Series 2025-7, Class D1, 6.73%, 08/28/38(a)(b)	USD500	502,678
Symphony CLO XXIX Ltd., Series 2021-29A, Class BR, 5.40%, 10/15/35, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD250	250,397
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)	USD130	127,355
TCW CLO Ltd., Series 2024-2A, Class C, 5.90%, 07/17/37, (3-mo. CME Term SOFR + 2.15%)(a)(b)	USD450	450,542
Terwin Mortgage Trust, Series 2005-10HE, Class M5, 4.86%, 06/25/36, (1-mo. CME Term SOFR + 1.13%)(b)	USD25	23,178
Towd Point Mortgage Trust, Series 2026-FIX1, Class A2, 5.30%, 12/25/65(a)(c)	USD337	330,382
Trestles CLO Ltd.
Series 2017-1A, Class A1RR, 5.13%, 07/25/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	USD250	250,000
Series 2017-1A, Class BRR, 5.42%, 07/25/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD500	500,000
Security	Par (000)	Value
Series 2017-1AR, Class A1R3, 4.99%, 07/25/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD250	$250,000
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, 4.99%, 04/25/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	USD250	249,656
Trinitas CLO XXXII Ltd., Series 2025-32A, Class A1, 5.08%, 07/23/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD125	125,208
Truist Bank Auto Credit-Linked Notes Series, Series 2026-1, Class B, 5.07%, 06/26/34(a)	USD231	230,467
U.S. Bank N.A., Series 2026-RVM1, Class B1, 4.96%, 12/25/46(a)	USD221	216,874
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 09/25/47(a)	USD176	175,126
Series 2026-1, Class A, 5.03%, 02/25/48(a)	USD193	191,714
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.24%, 03/15/34(a)	USD65	64,665
Upgrade Master Pass-Thru Trust Series
Series 2025-ST6, Class A, 4.61%, 10/15/32(a)	USD437	436,387
Series 2025-ST7, Class A, 4.55%, 11/15/32(a)	USD36	36,004
Series 2025-ST8, Class C, 5.25%, 12/15/33(a)	USD100	98,966
Series 2026-ST2, Class A, 4.41%, 06/15/34(a)	USD118	118,073
Series 2026-ST2, Class B, 5.43%, 06/15/34(a)	USD500	499,225
Series 2026-ST3, Class B, 5.70%, 09/15/33(a)	USD140	140,000
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)	USD197	195,801
Vantage Data Centers Jersey Borrower Spv Ltd.
Series 2024-1X, Class A2, 6.17%, 05/28/39(d)	GBP176	238,916
Series 2024-1X, Class B, 6.34%, 05/28/39(d)	GBP119	157,520
VB-S1 Issuer LLC
Series 2026-1A, Class C2, 4.69%, 03/15/56(a)	USD432	418,674
Series 2026-1A, Class D, 5.19%, 03/15/56(a)	USD79	77,209
Venture XXVII CLO Ltd., Series 2017-27A, Class BR, 5.59%, 07/20/30, (3-mo. CME Term SOFR + 1.86%)(a)(b)	USD17	17,126
Vista Point Securitization Trust
Series 2026-CES1, Class A1, 5.04%, 02/25/56(a)(c)	USD927	917,017
Series 2026-CES1, Class A2, 5.23%, 02/25/56(a)(c)	USD152	148,405
VMC Finance LLC, Series 2026-FL6, Class A, 5.27%, 11/19/43, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD107	107,615
Voya CLO Ltd., Series 2018-4A, Class D1RR, 7.00%, 10/15/37, (3-mo. CME Term SOFR + 3.25%)(a)(b)	USD300	303,150

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington Mutual Asset-Backed Certificates WMABS Series Trust
Series 2007-HE1, Class 2A1, 3.96%, 11/25/36, (1-mo. CME Term SOFR + 0.23%)(b)	USD12	$3,725
Series 2007-HE1, Class 2A2, 4.18%, 11/25/36, (1-mo. CME Term SOFR + 0.45%)(b)	USD108	33,099
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, 4.96%, 01/24/37, (3-mo. CME Term SOFR + 1.18%)(a)(b)	USD250	249,892
Wise CLO Ltd., Series 2026-1A, Class A, 4.99%, 07/20/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	USD500	499,636
Total Asset-Backed Securities — 12.8% (Cost: $95,151,707)		95,033,174
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.0%
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)	USD88	87,838
Mortgage Securities — 0.1%
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 08/10/42(a)(b)	USD258	258,565
PRPM 2025-NQM3 Trust
Series 2025-NQM3, Class A1, 5.61%, 05/25/70(a)(b)	USD93	93,426
Series 2025-NQM3, Class B1, 6.85%, 05/25/70(a)(b)	USD150	149,458
		501,449
Mortgage-Backed Securities — 15.0%
1301 Trust
Series 2025-1301, Class A, 5.06%, 08/11/42(a)(b)	USD20	19,833
Series 2025-1301, Class E, 7.24%, 08/11/42(a)(b)	USD38	37,821
Series 2025-1301, Class F, 8.10%, 08/11/42(a)(b)	USD371	381,494
1345T
Series 2025-AOA, Class A, 5.28%, 06/15/42, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD462	461,670
Series 2025-AOA, Class E, 8.18%, 06/15/42, (1-mo. CME Term SOFR + 4.50%)(a)(b)	USD40	40,274
2023-MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)	USD10	10,484
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)	USD45	43,928
425 Trust
Series 2026-LEX, Class A, 5.35%, 07/15/43, (1-mo. CME Term SOFR + 1.67%)(a)(b)	USD467	466,792
Series 2026-LEX, Class B, 5.78%, 07/15/43, (1-mo. CME Term SOFR + 2.10%)(a)(b)	USD100	99,956
Series 2026-LEX, Class D, 7.18%, 07/15/43, (1-mo. CME Term SOFR + 3.50%)(a)(b)	USD100	99,957
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2026-LEX, Class E, 8.28%, 07/15/43, (1-mo. CME Term SOFR + 4.60%)(a)(b)	USD700	$699,704
Series 2026-LEX, Class F, 9.53%, 07/15/43, (1-mo. CME Term SOFR + 5.85%)(a)(b)	USD500	499,792
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)	USD72	71,600
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)	USD100	99,915
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(a)(b)	USD307	303,200
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)	USD99	98,911
ALA Trust
Series 2025-OANA, Class A, 5.42%, 06/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD658	660,467
Series 2025-OANA, Class D, 6.77%, 06/15/40, (1-mo. CME Term SOFR + 3.09%)(a)(b)	USD437	438,350
Alternative Loan Trust
Series 2004-J13, Class B, 6.46%, 02/25/35, (1-mo. CME Term SOFR + 2.74%)(b)	USD272	252,477
Series 2005-29CB, Class A6, 5.50%, 07/25/35	USD8	4,280
Series 2005-55CW, Class 2A3, 4.11%, 11/25/35, (1-mo. CME Term SOFR + 0.46%)(b)	USD15	11,330
Series 2005-59, Class 1A1, 4.44%, 11/20/35, (1-mo. CME Term SOFR + 0.77%)(b)	USD2	2,160
Series 2005-J4, Class B1, 5.86%, 07/25/35, (1-mo. CME Term SOFR + 2.14%)(b)	USD32	31,975
Series 2006-9T1, Class A4, 5.75%, 05/25/36	USD91	31,238
Series 2006-OA2, Class A5, 4.24%, 05/20/46, (1-mo. CME Term SOFR + 0.57%)(b)	USD182	164,766
Series 2006-OC10, Class 2A3, 4.30%, 11/25/36, (1-mo. CME Term SOFR + 0.57%)(b)	USD99	92,813
Series 2006-OC7, Class 2A3, 4.34%, 07/25/46, (1-mo. CME Term SOFR + 0.61%)(b)	USD163	151,333
Series 2007-OA3, Class 1A1, 4.12%, 04/25/47, (1-mo. CME Term SOFR + 0.39%)(b)	USD116	105,518
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, 5.39%, 05/25/36, (1-mo. CME Term SOFR + 1.74%)(b)	USD483	35,952
Angel Oak Mortgage Trust
Series 2021-2, Class A1, 0.99%, 04/25/66(a)(b)	USD157	134,696
Series 2023-1, Class A1, 4.75%, 09/26/67(a)(c)	USD69	68,594
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)	USD144	143,652
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)	USD33	$33,345
Series 2025-1, Class A1, 5.69%, 01/25/70(a)(c)	USD251	251,018
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)	USD155	154,550
Series 2026-2, Class A1LC, 4.80%, 02/25/71(a)(c)	USD276	269,171
Series 2026-3, Class A1, 5.51%, 06/25/71(a)(b)	USD643	641,026
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.28%, 02/15/55(a)(b)	USD170	156,824
Ares Commercial Mortgage Trust
Series 2024-IND, Class A, 5.37%, 07/15/41, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD293	293,549
Series 2026-AZURE, Class E, 6.93%, 03/15/38, (1-mo. CME Term SOFR + 3.25%)(a)(b)	USD250	250,077
Series 2026-GCP, Class A, 4.93%, 02/15/43, (1-mo. CME Term SOFR + 1.25%)(a)(b)	USD263	263,000
ARES1 2024-IND2, Series 2024-IND2, Class A, 5.12%, 10/15/34, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD80	80,225
Aspire Mortgage Trust, Series 2026-3, Class A1, 5.46%, 05/25/66(a)(c)	USD738	735,046
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class A, 5.41%, 11/10/29(a)(b)	USD300	299,476
Series 2024-ATRM, Class E, 9.21%, 11/10/29(a)(b)	USD10	10,229
Series 2025-ATRM, Class A, 5.33%, 08/15/42, (1-mo. CME Term SOFR + 1.65%)(a)(b)	USD73	73,005
Series 2025-ATRM, Class F, 9.18%, 08/15/42, (1-mo. CME Term SOFR + 5.50%)(a)(b)	USD78	78,290
Series 2025-ATRM, Class G, 10.43%, 08/15/42, (1-mo. CME Term SOFR + 6.75%)(a)(b)	USD32	32,063
BAHA Trust
Series 2024-MAR, Class A, 5.97%, 12/10/41(a)(b)	USD210	212,916
Series 2024-MAR, Class B, 6.84%, 12/10/41(a)(b)	USD10	10,273
Series 2024-MAR, Class C, 7.52%, 12/10/41(a)(b)	USD114	116,758
BAMLL Commercial Mortgage Securities Trust, Series 2026-HRHB, Class A, 5.19%, 05/05/40(a)(b)	USD398	392,113
BAMLL Trust
Series 2024-BHP, Class A, 6.03%, 08/15/39, (1-mo. CME Term SOFR + 2.35%)(a)(b)	USD275	275,845
Series 2025-ASHF, Class A, 5.53%, 02/15/42, (1-mo. CME Term SOFR + 1.85%)(a)(b)	USD69	68,934
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-ASHF, Class E, 8.93%, 02/15/42, (1-mo. CME Term SOFR + 5.25%)(a)(b)	USD41	$41,006
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33	USD72	71,656
Series 2006-7, Class A4, 6.50%, 10/25/36(c)	USD7	1,607
Banc of America Funding Corp., Series 2015-R3, Class 1A2, 3.89%, 03/27/36(a)(b)	USD75	62,986
Banc of America Funding Trust, Series 2007-1, Class 1A6, 5.75%, 01/25/37	USD9	7,161
Bank 2021, Series 2021-BN35, Class C, 2.90%, 06/15/64(b)	USD13	10,817
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class B, 3.88%, 02/15/50(b)	USD90	88,601
Barclays Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)	USD172	171,732
Series 2025-NQM3, Class B1, 7.56%, 05/25/65(a)(b)	USD300	301,671
BAY Mortgage Trust, Series 2025-LIVN, Class A, 5.48%, 05/15/35, (1-mo. CME Term SOFR + 1.80%)(a)(b)	USD161	160,938
BBCMS Mortgage Trust
Series 2018-TALL, Class A, 4.60%, 03/15/37, (1-mo. CME Term SOFR + 0.92%)(a)(b)	USD100	94,508
Series 2022-C17, Class A5, 4.44%, 09/15/55	USD18	17,230
Series 2025-C35, Class D, 4.50%, 07/15/58(a)	USD18	13,708
Series 2025-C39, Class A5, 5.30%, 12/15/58	USD10	9,950
BCAP LLC Trust, Series 2015-RR6, Class 3A3, 3.97%, 05/26/46, (12-mo. MTA + 0.94%)(a)(b)	USD100	84,392
Bear Stearns Asset Backed Securities I Trust
Series 2006-AC2, Class 1A1, 4.19%, 03/25/36, (1-mo. CME Term SOFR + 0.46%)(b)	USD13	3,326
Series 2006-IM1, Class A3, 4.40%, 04/25/36, (1-mo. CME Term SOFR + 0.67%)(b)	USD117	117,618
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A1, 4.18%, 03/25/37, (1-mo. CME Term SOFR + 0.45%)(b)	USD66	60,513
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53	USD56	49,118
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class A, 5.17%, 11/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD20	20,038
Series 2024-UNIV, Class E, 7.32%, 11/15/41, (1-mo. CME Term SOFR + 3.64%)(a)(b)	USD13	13,033
Series 2025-5MW, Class A, 4.67%, 10/10/42(a)(b)	USD100	98,073

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-660F, Class A, 5.18%, 11/15/42, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD249	$249,311
BFLD Mortgage Trust, Series 2024-WRHS, Class A, 5.17%, 07/15/39, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD371	370,799
BFLD Trust, Series 2025-EWEST, Class A, 5.23%, 06/15/42, (1-mo. CME Term SOFR + 1.55%)(a)(b)	USD218	218,000
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, 5.53%, 08/15/42, (1-mo. CME Term SOFR + 1.85%)(a)(b)	USD315	315,398
BIKE Pass-Through Trust
Series 2026-BAND, Class A, 5.83%, 07/15/43, (1-mo. CME Term SOFR + 2.15%)(a)(b)	USD200	199,889
Series 2026-BAND, Class B, 7.83%, 07/15/43, (1-mo. CME Term SOFR + 4.15%)(a)(b)	USD200	199,891
BMP Commercial Mortgage Trust
Series 2024-MF23, Class D, 6.07%, 06/15/41, (1-mo. CME Term SOFR + 2.39%)(a)(b)	USD285	286,199
Series 2024-MF23, Class E, 7.07%, 06/15/41, (1-mo. CME Term SOFR + 3.39%)(a)(b)	USD11	11,013
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.28%, 12/15/42, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD180	180,337
BOS Trust, Series 2026-LYRK, Class A, 5.05%, 05/11/41(a)(b)	USD90	88,433
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.95%, 11/05/42(a)(b)	USD110	108,221
BPR Mortgage Trust, Series 2023-STON, Class A, 7.50%, 12/05/39(a)	USD100	101,961
Braccan Mortgage Funding PLC, Series 2026-1X, Class D, 5.58%, 04/17/68, (1-day SONIA+ 1.85%)(b)(d)	GBP100	134,607
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 7.96%, 09/25/63(a)(b)	USD100	99,653
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)	USD106	106,260
Series 2025-NQM7, Class A1, 5.46%, 07/25/65(a)(b)	USD155	154,366
Series 2026-NQM2, Class A1LC, 4.77%, 11/25/65(a)(c)	USD240	235,629
BRCK Trust
Series 2025-830B, Class A, 4.80%, 12/10/42(a)(b)	USD105	103,341
Series 2025-830B, Class E, 7.26%, 12/10/42(a)(b)	USD168	165,483
Series 2025-830B, Class F, 8.13%, 12/10/42(a)(b)	USD100	100,611
BRES Commercial Mortgage Trust, Series 2025-ATCAP, Class A, 5.17%, 11/15/42, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD137	136,729
Bridge Commercial Mortgage Trust, Series 2026-MF, Class A, 4.93%, 06/15/39, (1-mo. CME Term SOFR + 1.25%)(a)(b)	USD750	750,937
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BSTN Commercial Mortgage Trust, Series 2025-1C, Class C, 6.24%, 06/15/44(a)(b)	USD100	$101,056
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.31%, 05/05/42(a)(b)	USD18	18,036
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)	USD100	92,029
Series 2024-AIR2, Class A, 5.17%, 10/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD550	551,156
Series 2024-AIRC, Class A, 5.37%, 08/15/41, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD383	384,472
Series 2024-BRBK, Class A, 6.58%, 10/15/41, (1-mo. CME Term SOFR + 2.88%)(a)(b)	USD51	51,096
Series 2024-BRBK, Class B, 7.63%, 10/15/41, (1-mo. CME Term SOFR + 3.93%)(a)(b)	USD86	86,000
Series 2024-GPA3, Class B, 5.32%, 12/15/39, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD214	214,505
Series 2024-MDHS, Class A, 5.32%, 05/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD200	200,378
Series 2024-MF, Class A, 5.12%, 02/15/39, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD328	328,028
Series 2024-PURE, Class A, 4.20%, 11/15/41(a)(b)	CAD8	5,474
Series 2024-XL4, Class A, 5.12%, 02/15/39, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD554	554,691
Series 2024-XL4, Class E, 7.86%, 02/15/39, (1-mo. CME Term SOFR + 4.19%)(a)(b)	USD74	73,894
Series 2024-XL5, Class A, 5.07%, 03/15/41, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD169	169,712
Series 2024-XL5, Class D, 6.37%, 03/15/41, (1-mo. CME Term SOFR + 2.69%)(a)(b)	USD71	71,824
Series 2025-BCAT, Class A, 5.06%, 08/15/42, (1-mo. CME Term SOFR + 1.38%)(a)(b)	USD70	70,261
Series 2025-BCAT, Class E, 7.18%, 08/15/42, (1-mo. CME Term SOFR + 3.50%)(a)(b)	USD140	140,525
Series 2025-JDI, Class A, 5.08%, 11/15/42, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD231	231,956
Series 2025-JDI, Class E, 7.08%, 11/15/42, (1-mo. CME Term SOFR + 3.40%)(a)(b)	USD87	87,146
Series 2025-SPOT, Class A, 5.12%, 04/15/40, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD261	260,821
Series 2026-AHP, Class A, 4.93%, 06/15/43, (1-mo. CME Term SOFR + 1.25%)(a)(b)	USD100	99,906
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2026-VLT9, Class A, 5.38%, 03/15/45, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD201	$200,498
Series 2026-XL6, Class E, 6.68%, 03/15/43, (1-mo. CME Term SOFR + 3.00%)(a)(b)	USD113	113,804
BX Trust
Series 2024-CNYN, Class A, 5.12%, 04/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD692	693,873
Series 2024-CNYN, Class D, 6.37%, 04/15/41, (1-mo. CME Term SOFR + 2.69%)(a)(b)	USD70	70,262
Series 2024-CNYN, Class E, 7.37%, 04/15/41, (1-mo. CME Term SOFR + 3.69%)(a)(b)	USD70	70,684
Series 2024-PALM, Class A, 5.22%, 06/15/37, (1-mo. CME Term SOFR + 1.54%)(a)(b)	USD164	164,112
Series 2024-PALM, Class D, 6.32%, 06/15/37, (1-mo. CME Term SOFR + 2.64%)(a)(b)	USD289	288,031
Series 2024-VLT4, Class A, 5.17%, 06/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD335	334,448
Series 2024-VLT4, Class C, 5.82%, 06/15/41, (1-mo. CME Term SOFR + 2.14%)(a)(b)	USD96	95,920
Series 2024-VLT4, Class E, 6.57%, 06/15/41, (1-mo. CME Term SOFR + 2.89%)(a)(b)	USD19	19,006
Series 2024-VLT4, Class F, 7.61%, 06/15/41, (1-mo. CME Term SOFR + 3.94%)(a)(b)	USD29	28,503
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(b)	USD130	129,136
Series 2025-LUNR, Class A, 5.18%, 06/15/40, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD228	228,458
Series 2025-OMG, Class A, 5.03%, 10/15/42, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD88	88,055
Series 2025-ROIC, Class E, 6.62%, 03/15/30, (1-mo. CME Term SOFR + 2.94%)(a)(b)	USD93	92,540
Series 2025-TAIL, Class E, 6.98%, 06/15/35, (1-mo. CME Term SOFR + 3.30%)(a)(b)	USD137	136,353
Series 2025-VLT6, Class A, 5.12%, 03/15/42, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD281	280,475
Series 2025-VOLT, Class A, 5.38%, 12/15/44, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD350	349,125
Series 2026-ORBT, Class A, 5.08%, 07/15/43, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD156	156,293
Series 2026-PNDA, Class A, 4.98%, 05/15/43, (1-mo. CME Term SOFR + 1.30%)(a)(b)	USD625	626,172
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)	USD100	$94,255
CFMT LLC, Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)	USD95	92,564
Chase Home Lending Mortgage Trust Series, Series 2026-HYB1, Class A2A, 5.38%, 03/25/57(a)(b)	USD750	749,721
Chase Mortgage Finance Trust
Series 2007-A1, Class 3A1, 5.26%, 02/25/37(b)	USD90	88,836
Series 2007-S5, Class 1A10, 6.00%, 07/25/37	USD121	49,157
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10%, 12/13/40(a)(b)	USD100	98,378
Series 2025-110W, Class D, 6.63%, 12/13/40(a)(b)	USD100	98,755
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36	USD7	3,158
Series 2007-J1, Class 2A1, 6.00%, 02/25/37	USD798	271,792
CIM Trust
Series 2023-I1, Class B1, 7.01%, 04/25/58(a)(b)	USD100	99,607
Series 2023-I2, Class B1, 6.75%, 12/25/67(a)(b)	USD115	109,621
Series 2025-I1, Class A1, 5.66%, 10/25/69(a)(c)	USD91	91,399
Series 2025-I1, Class M1, 6.44%, 10/25/69(a)(b)	USD150	150,709
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class A, 5.08%, 10/15/37, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD332	332,829
Series 2025-SBAY, Class E, 7.43%, 10/15/37, (1-mo. CME Term SOFR + 3.75%)(a)(b)	USD123	123,244
COLT Mortgage Loan Trust
Series 2021-5, Class A1, 1.73%, 11/26/66(a)(b)	USD75	67,454
Series 2022-3, Class B2, 4.21%, 02/25/67(a)(b)	USD100	81,659
Series 2023-3, Class B1, 7.76%, 09/25/68(a)(b)	USD193	192,766
Series 2025-11, Class A1, 5.05%, 11/25/70(a)(b)	USD138	136,082
Series 2025-12, Class A1, 4.98%, 01/26/71(a)(b)	USD539	534,716
Series 2025-7, Class A1, 5.47%, 06/25/70(a)(c)	USD84	83,585
Series 2025-8, Class A1, 5.48%, 08/25/70(a)(c)	USD81	81,165
Series 2025-8, Class B1, 7.10%, 08/25/70(a)(b)	USD100	99,869
Series 2026-1, Class B1, 6.46%, 02/25/71(a)(b)	USD212	209,702
Series 2026-5, Class A1, 5.41%, 07/27/71(a)(b)	USD750	746,784

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Commission Mortgage Trust
Series 2024-WCL1, Class A, 5.52%, 06/15/41, (1-mo. CME Term SOFR + 1.84%)(a)(b)	USD41	$40,970
Series 2024-WCL1, Class B, 6.27%, 06/15/41, (1-mo. CME Term SOFR + 2.59%)(a)(b)	USD11	10,992
Series 2025-167G, Class A, 5.50%, 08/10/40(a)	USD24	23,700
Series 2025-167G, Class E, 8.20%, 08/10/40(a)(b)	USD20	19,651
Series 2025-167G, Class F, 9.16%, 08/10/40(a)(b)	USD16	15,726
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(b)	USD17	16,790
CONE Trust
Series 2024-DFW1, Class A, 5.32%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD430	427,984
Series 2024-DFW1, Class E, 7.56%, 08/15/41, (1-mo. CME Term SOFR + 3.89%)(a)(b)	USD45	45,000
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 2A10, 6.00%, 05/25/36	USD94	31,737
Cross 2025-CES1 Mortgage Trust, Series 2025-H8, Class A1A, 5.00%, 11/25/70(a)(c)	USD126	124,378
Cross Mortgage Trust
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)	USD463	463,868
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)(b)	USD350	351,664
Series 2025-H10, Class A1, 4.97%, 01/25/71(a)(b)	USD223	220,019
Series 2025-H4, Class A1, 5.60%, 06/25/70(a)(b)	USD78	77,544
Series 2025-H5, Class A1, 5.51%, 07/25/70(a)(b)	USD474	472,461
Series 2026-NQM2, Class A1LC, 4.96%, 03/25/61(a)(c)	USD354	345,423
CSMC, Series 2022-LION, Class A, 7.12%, 02/15/27, (1-mo. CME Term SOFR + 3.44%)(a)(b)(e)	USD100	99,807
CSMC Trust
Series 2020-SPT1, Class PT, 6.49%, 04/25/65(a)(b)	USD405	392,807
Series 2021-BHAR, Class A, 4.94%, 11/15/38, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD80	79,225
Series 2022-NQM6, Class PT, 8.83%, 12/25/67(a)(b)	USD66	65,651
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class D, 5.63%, 11/10/42(a)(b)	USD100	98,704
Series 2026-GATE3, Class E, 6.34%, 02/10/43(a)(b)	USD100	98,398
CVLR Trust, Series 2026-R3LX, Class A, 5.23%, 06/15/43, (1-mo. CME Term SOFR + 1.55%)(a)(b)	USD266	264,674
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
DBC Mortgage Trust
Series 2025-DBC, Class A, 5.03%, 11/15/42, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD1,537	$1,538,922
Series 2025-DBC, Class C, 5.73%, 11/15/42, (1-mo. CME Term SOFR + 2.05%)(a)(b)	USD100	100,281
DBGS, Series 2024-SBL, Class A, 5.56%, 08/15/34, (1-mo. CME Term SOFR + 1.88%)(a)(b)	USD192	191,990
DC Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)	USD10	9,982
Deephaven Residential Mortgage Trust
Series 2022-2, Class A1, 5.30%, 03/25/67(a)(b)	USD459	442,753
Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)(b)	USD132	130,584
Series 2026-INV1, Class A1, 4.80%, 12/25/70(a)(b)	USD530	522,277
Series 2026-INV1, Class B1, 6.57%, 12/25/70(a)(b)	USD172	169,221
Deutsche Alt-A Securities Mortgage Loan Trust Series, Series 2007-OA4, Class 2A1, 4.24%, 08/25/47, (1-mo. CME Term SOFR + 0.51%)(b)	USD731	719,604
DGWD Trust, Series 2025-INFL, Class A, 5.28%, 08/15/35, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD905	908,974
DK Trust
Series 2024-SPBX, Class A, 5.18%, 03/15/34, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD20	20,013
Series 2024-SPBX, Class E, 7.68%, 03/15/34, (1-mo. CME Term SOFR + 4.00%)(a)(b)	USD58	58,116
Series 2025-LXP, Class A, 5.30%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD544	545,530
Series 2025-LXP, Class D, 6.60%, 08/15/37, (1-mo. CME Term SOFR + 2.89%)(a)(b)	USD15	15,061
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 5.15%, 08/10/42(a)(b)	USD120	119,653
Series 2025-151, Class D, 6.79%, 08/10/42(a)(b)	USD100	102,094
EFMT
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)	USD92	92,221
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)	USD150	150,066
Series 2025-INV3, Class A1, 5.44%, 07/25/70(a)(c)	USD348	347,100
Series 2025-NQM1, Class M1, 6.59%, 01/25/70(a)(b)	USD350	350,724
Series 2025-NQM3, Class A1, 5.49%, 08/25/70(a)(c)	USD153	152,841
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(a)(b)	USD83	82,595
Series 2025-NQM6, Class A1A, 5.00%, 12/25/70(a)(c)	USD416	411,838
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2026-NQM1, Class A1, 4.77%, 02/25/71(a)(b)	USD764	$753,863
Series 2026-NQM1, Class A1LC, 4.96%, 02/25/71(a)(c)	USD234	230,047
Series 2026-NQM1, Class B1, 6.54%, 02/25/71(a)(b)	USD100	98,561
Series 2026-NQM3, Class A1, 5.03%, 03/25/71(a)(b)	USD947	937,347
Ellington Financial Mortgage Trust
Series 2021-3, Class A2, 1.40%, 09/25/66(a)(b)	USD1,114	918,726
Series 2022-3, Class M1, 4.98%, 08/25/67(a)(b)	USD500	418,188
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(b)	USD11	10,998
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(b)	USD11	10,991
Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(b)	USD29	29,008
Elstree 2026-1 Mix PLC, Series 261-MIX, Class C, 5.24%, 09/21/66, (1-day SONIA+ 1.50%)(b)(d)	GBP100	134,865
EQT Trust
Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)	USD70	70,549
Series 2026-IND1, Class A, 4.85%, 07/15/41, (1-mo. CME Term SOFR + 1.20%)(a)(b)	USD344	344,215
Fannie Mae REMICS, Series 2025-2, Class FG, 5.07%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD149	149,463
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, 10/10/41(a)(b)	USD19	19,328
Federal Home Loan Mortgage Corp.
Series 2024-P015, Class A1, 4.44%, 11/25/32(b)	USD1	1,219
Series 5471, Class FM, 5.02%, 11/25/54, (30-day Avg SOFR + 1.40%)(b)	USD505	511,256
Series 5478, Class FD, 5.02%, 02/25/54, (30-day Avg SOFR + 1.40%)(b)	USD59	59,396
Series 5482, Class FC, 4.92%, 12/25/54, (30-day Avg SOFR + 1.30%)(b)	USD2,708	2,733,813
Series 5499, Class FW, 5.02%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD479	484,537
Series 5500, Class DF, 4.97%, 10/25/54, (30-day Avg SOFR + 1.35%)(b)	USD81	82,042
Series 5502, Class EF, 5.02%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD62	62,350
Series 5508, Class FE, 5.22%, 02/25/55, (30-day Avg SOFR + 1.60%)(b)	USD83	84,990
Series 5508, Class FG, 5.02%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD620	626,538
Series 5516, Class FC, 5.02%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD768	778,142
Series 5543, Class FH, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD89	89,968
Series 5574, Class FB, 4.97%, 09/25/55, (30-day Avg SOFR + 1.35%)(b)	USD82	82,562
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. REMICS
Series 5468, Class WF, 4.72%, 11/25/54, (30-day Avg SOFR + 1.10%)(b)	USD145	$145,951
Series 5482, Class FB, 5.12%, 12/25/54, (30-day Avg SOFR + 1.50%)(b)	USD117	119,341
Series 5513, Class FD, 4.97%, 01/25/55, (30-day Avg SOFR + 1.35%)(b)	USD336	339,592
Series 5563, Class FA, 4.97%, 08/25/55, (30-day Avg SOFR + 1.35%)(b)	USD141	142,629
Federal National Mortgage Association
Series 2023-35, Class FC, 4.72%, 08/25/53, (30-day Avg SOFR + 1.10%)(b)	USD132	132,705
Series 2023-68, Class FB, 4.67%, 01/25/54, (30-day Avg SOFR + 1.05%)(b)	USD128	129,050
Series 2024-63, Class FH, 4.72%, 09/25/54, (30-day Avg SOFR + 1.10%)(b)	USD90	90,736
Series 2024-88, Class FC, 5.02%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD76	76,509
Series 2024-96, Class FA, 5.02%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD117	118,682
Series 2025-1, Class FX, 4.97%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD107	108,314
Series 2025-35, Class FJ, 5.22%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD182	185,821
Series 2025-5, Class FN, 4.97%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD353	357,472
Series 2025-63, Class DF, 5.02%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD62	62,916
Series 2025-9, Class FG, 4.97%, 03/25/55, (30-day Avg SOFR + 1.35%)(b)	USD49	49,535
Federal National Mortgage Association REMICS, Series 2025-13, Class FB, 4.92%, 03/25/55, (30-day Avg SOFR + 1.30%)(b)	USD66	66,387
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA12, Class 2A1, 4.66%, 02/25/36(b)	USD11	6,205
Series 2006-AA7, Class A1, 4.42%, 01/25/37(b)	USD97	74,419
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, 5.13%, 12/15/39, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD385	385,481
FREMF Mortgage Trust, Series 2018-K80, Class B, 4.24%, 08/25/50(a)(b)	USD95	92,407
FS
Series 2026-ORL, Class A, 5.03%, 02/15/41, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD500	500,469
Series 2026-ORL, Class E, 6.93%, 02/15/41, (1-mo. CME Term SOFR + 3.25%)(a)(b)	USD100	100,184
FS Trust
Series 2026-HULA, Class A, 5.13%, 03/15/41, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD162	162,304
Series 2026-PALM, Class A, 5.05%, 07/15/41, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD100	100,094

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
GCAT Trust
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)	USD141	$127,864
Series 2022-NQM1, Class B1, 3.92%, 02/25/67(a)(b)	USD180	132,761
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)	USD276	256,430
Series 2025-NQM4, Class A1, 5.53%, 06/25/70(a)(c)	USD77	76,866
Series 2026-NQM1, Class A1A, 4.79%, 12/25/70(a)(c)	USD405	399,782
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/43(a)(b)	USD51	49,879
Government National Mortgage Association
Series 2023-119, Class AD, 2.25%, 04/16/65	USD9	7,269
Series 2023-50, Class AC, 3.25%, 09/16/63(b)	USD5	4,107
Series 2025-126, Class AD, 5.00%, 05/16/65	USD133	130,227
Series 2025-129, Class AB, 4.75%, 09/16/54	USD20	19,337
Series 2025-130, Class AL, 4.75%, 08/16/56	USD56	55,142
Series 2025-88, Class AT, 5.00%, 06/16/58	USD138	136,346
Series 2025-9, Class FE, 4.87%, 01/20/55, (30-day Avg SOFR + 1.25%)(b)	USD56	56,134
GS Mortgage-Backed Securities Corp. Trust
Series 2017-375H, Class C, 3.48%, 09/10/37(a)(b)	USD203	195,119
Series 2024-RVR, Class E, 7.47%, 08/10/41(a)(b)	USD43	42,124
Series 2025-800D, Class A, 6.32%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(a)(b)	USD681	678,644
GS Mortgage-Backed Securities Trust
Series 2026-DSC1, Class A1, 4.73%, 05/25/66(a)(c)	USD480	470,215
Series 2026-DSC2, Class A1, 5.49%, 09/25/66(a)(c)	USD746	742,493
Series 2026-DSC2, Class B1, 6.89%, 09/25/66(a)(b)	USD130	128,639
Series 2026-NQM1, Class A1, 4.87%, 03/25/66(a)(b)	USD242	238,694
Series 2026-NQM1, Class B1, 6.63%, 03/25/66(a)(b)	USD279	276,869
Series 2026-NQM1, Class B2, 7.53%, 03/25/66(a)(b)	USD531	525,153
Series 2026-NQM4, Class A1, 5.46%, 06/25/66(a)(b)	USD379	377,597
GS Mortgage-Backed Securities Trust 2026-HLTV1, Series 2026-HLTV1, Class A1, 5.63%, 11/25/66(a)(b)	USD741	738,238
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 4.24%, 06/25/34, (1-mo. CME Term SOFR + 0.51%)(a)(b)	USD264	240,457
GWT Trust, Series 2024-WLF2, Class A, 5.37%, 05/15/41, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD61	61,114
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
HarborView Mortgage Loan Trust, Series 2005-1, Class 1A, 4.42%, 03/19/35, (1-mo. CME Term SOFR + 0.75%)(b)	USD15	$6,895
Harvest Commercial Capital Loan Trust, Series 2024-1, Class A, 6.16%, 10/25/56(a)	USD369	372,611
HIH Trust
Series 2024-61P, Class A, 5.52%, 10/15/41, (1-mo. CME Term SOFR + 1.84%)(a)(b)	USD8	8,229
Series 2024-61P, Class C, 6.52%, 10/15/41, (1-mo. CME Term SOFR + 2.84%)(a)(b)	USD82	82,445
Series 2024-61P, Class D, 7.32%, 10/15/41, (1-mo. CME Term SOFR + 3.64%)(a)(b)	USD8	8,260
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.22%, 05/15/37, (1-mo. CME Term SOFR + 1.54%)(a)(b)	USD100	100,031
HLTN Commercial Mortgage Trust, Series 2026-DPLO, Class A, 5.38%, 04/15/41, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD100	100,188
HOMES Trust
Series 2025-AFC1, Class M1, 6.39%, 01/25/60(a)(b)	USD200	199,875
Series 2025-NQM1, Class M1, 6.52%, 01/25/70(a)(b)	USD100	100,113
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)	USD75	75,332
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(a)(b)	USD99	98,200
HONO Mortgage Trust, Series 2021-LULU, Class A, 4.94%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD127	126,075
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.20%, 05/10/39(a)(b)	USD100	100,932
Idun European Loan Conduit No 42 SARL
Series 42X, Class B, 4.01%, 07/28/38, (3-mo. EURIBOR + 1.60%)(b)(d)	EUR100	115,215
Series 42X, Class E, 6.31%, 07/28/38, (3-mo. EURIBOR + 3.90%)(b)(d)	EUR100	115,307
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42(a)(b)	USD224	223,513
Impac Secured Assets Trust, Series 2006-3, Class A1, 4.18%, 11/25/36, (1-mo. CME Term SOFR + 0.45%)(b)	USD23	21,689
IndyMac INDX Mortgage Loan Trust, Series 2005-AR31, Class 2A1, 4.55%, 01/25/36(b)	USD124	123,536
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.88%, 11/05/37(a)(b)	USD100	98,785
INV Mortgage Trust, Series 2024-IND, Class A, 5.42%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD168	166,425
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(b)	USD130	130,616
J.P. Morgan Mortgage Trust, Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)	USD275	264,499
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 4.78%, 03/25/36(b)	USD197	$145,177
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)	USD720	719,200
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)	USD10	9,939
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)	USD39	38,735
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)	USD34	33,738
Series 2025-BHR5, Class A, 5.37%, 03/15/40, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD24	23,904
Series 2026-FUN, Class A, 5.33%, 06/15/39, (1-mo. CME Term SOFR + 1.65%)(a)(b)	USD400	400,500
JP Morgan Mortgage Trust
Series 2025-NQM5, Class A1, 4.88%, 05/25/66(a)(b)	USD312	307,993
Series 2025-NQM5, Class A1LC, 5.02%, 05/25/66(a)(c)	USD267	262,891
Series 2025-VIS1, Class M1, 6.41%, 08/25/55(a)(b)	USD253	252,969
Series 2025-VIS2, Class B1, 7.24%, 12/25/55(a)(b)	USD83	83,470
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66(a)(c)	USD899	882,702
Series 2026-NQX2, Class A1, 5.63%, 10/25/66(a)(b)	USD744	741,234
Series 2026-VIS1, Class A1LC, 4.90%, 06/25/66(a)(c)	USD329	323,068
JP Morgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00% 05/27/36(a)(b)	USD294	46,893
JW Trust, Series 2024-BERY, Class A, 5.27%, 11/15/39, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD200	200,250
KELR Trust
Series 2026-MF, Class A, 5.00%, 08/15/43, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD454	454,142
Series 2026-MF, Class E, 6.45%, 08/15/43, (1-mo. CME Term SOFR + 2.80%)(a)(b)	USD100	100,000
KSL Commercial Mortgage Trust
Series 2025-MAK, Class A, 5.55%, 06/15/42(a)	USD358	358,667
Series 2025-MAK, Class E, 7.74%, 06/05/42(a)	USD160	160,480
LBA Trust
Series 2024-7IND, Class A, 5.12%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD14	14,217
Series 2024-7IND, Class D, 6.32%, 10/15/41, (1-mo. CME Term SOFR + 2.64%)(a)(b)	USD16	16,401
Series 2026-LBA6, Class A, 4.85%, 07/15/43, (1-mo. CME Term SOFR + 1.20%)(a)(b)	USD750	750,000
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Lehman XS Trust, Series 2007-16N, Class AF2, 5.74%, 09/25/47, (1-mo. CME Term SOFR + 2.01%)(b)	USD17	$25,010
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33(a)(b)	USD289	286,833
LEX Trust
Series 2026-450, Class A, 5.03%, 03/15/43, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD189	189,236
Series 2026-450, Class E, 7.38%, 03/15/43, (1-mo. CME Term SOFR + 3.70%)(a)(b)	USD650	644,041
LQR Trust
Series 2025-CALI, Class A, 5.28%, 01/15/43, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD751	750,061
Series 2025-CALI, Class E, 7.63%, 01/15/43, (1-mo. CME Term SOFR + 3.95%)(a)(b)	USD88	87,999
MAC Trust, Series 2025-801B, Class A, 5.38%, 10/15/40, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD785	783,762
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.75%, 10/15/42(a)(b)	USD100	98,338
MAIN Trust
Series 2026-OLAS, Class A, 5.38%, 01/15/41, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD500	499,997
Series 2026-OLAS, Class B, 5.68%, 01/15/41, (1-mo. CME Term SOFR + 2.00%)(a)(b)	USD500	499,997
Series 2026-OLAS, Class C, 6.13%, 01/15/41, (1-mo. CME Term SOFR + 2.45%)(a)(b)	USD110	109,999
Series 2026-OLAS, Class D, 6.83%, 01/15/41, (1-mo. CME Term SOFR + 3.15%)(a)(b)	USD250	249,998
Series 2026-OLAS, Class E, 7.93%, 01/15/41, (1-mo. CME Term SOFR + 4.25%)(a)(b)	USD250	249,997
Series 2026-OLAS, Class F, 8.93%, 01/15/41, (1-mo. CME Term SOFR + 5.25%)(a)(b)	USD250	249,996
Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.32%, 06/10/48(a)(b)	USD500	493,502
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	USD220	140,525
MCR Mortgage Trust
Series 2024-HTL, Class C, 6.78%, 02/15/37, (1-mo. CME Term SOFR + 3.11%)(a)(b)	USD81	80,509
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)	USD25	25,052
Series 2024-TWA, Class D, 7.40%, 06/12/39(a)	USD30	30,019
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)	USD16	15,986
Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)	USD71	214
MFA Trust, Series 2026-NQM1, Class A1, 5.05%, 02/25/71(a)(b)	USD964	954,383

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
MLTI Trust
Series 2026-MLTI, Class A10, 5.08%, 06/15/39, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD400	$400,974
Series 2026-MLTI, Class A2, 5.33%, 06/15/39, (1-mo. CME Term SOFR + 1.65%)(a)(b)	USD100	99,891
Series 2026-SF75, Class A, 5.08%, 03/15/36, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD134	134,084
Series 2026-SF75, Class E, 6.93%, 03/15/36, (1-mo. CME Term SOFR + 3.25%)(a)(b)	USD124	124,529
Morgan Stanley Capital I Trust
Series 2017-HR2, Class B, 4.06%, 12/15/50(b)	USD281	273,769
Series 2021-230P, Class B, 5.24%, 12/15/38, (1-mo. CME Term SOFR + 1.56%)(a)(b)	USD10	9,186
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)	USD72	70,761
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 9B, 3.74%, 04/26/47, (1-mo. CME Term SOFR + 0.37%)(a)(b)	USD100	75,902
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(a)(b)	USD459	457,364
Series 2025-DSC2, Class B1, 7.06%, 07/25/70(a)(b)	USD200	199,931
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(a)(b)	USD74	73,597
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(a)(b)	USD100	100,344
Series 2026-DSC1, Class A1LC, 4.93%, 01/25/71(a)(c)	USD757	742,459
Series 2026-NQM2, Class A1, 4.73%, 01/26/71(a)(b)	USD492	484,715
Series 2026-NQM3, Class A1LC, 5.28%, 03/25/71(a)(c)	USD500	494,238
National Commercial Mortgage Trust, Series 2026-IND, Class A, 5.03%, 06/15/43, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD341	341,426
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)	USD70	69,282
Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)	USD236	235,491
Series 2025-MFS, Class F, 8.44%, 06/10/33(a)(b)	USD125	124,808
New Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.64%, 01/25/65(a)(c)	USD112	112,642
Series 2025-NQM3, Class B1, 7.03%, 05/25/65(a)(b)	USD107	108,562
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)(b)	USD78	77,655
Series 2025-NQM4, Class B1, 6.99%, 07/25/65(a)(b)	USD105	102,520
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)(b)	USD80	78,559
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-NQM7, Class A1, 5.01%, 10/26/65(a)(b)	USD891	$885,264
Series 2026-NQM1, Class A1, 4.82%, 11/25/65(a)(b)	USD253	248,601
Series 2026-NQM3, Class A1, 4.83%, 02/25/66(a)(b)	USD715	703,814
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.07%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD900	902,250
NRZT, Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)	USD112	111,226
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, 5.42%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD1,063	1,066,322
Series 2025-28L, Class A, 4.67%, 11/05/38(a)(b)	USD100	98,943
Series 2025-300P, Class E, 7.39%, 07/13/42(a)(b)	USD53	53,047
Series 2025-3BP, Class A, 4.89%, 02/15/42, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD160	159,900
NYC Trust, Series 2025-77C, Class A, 4.79%, 01/10/36(a)(b)	USD280	275,090
NYCT Trust 2024-3ELV, Series 2024-3ELV, Class C, 6.52%, 08/15/29, (1-mo. CME Term SOFR + 2.84%)(a)(b)	USD110	109,488
NYMT Loan Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)	USD74	74,430
Series 2026-INV1, Class A1, 4.77%, 02/25/61(a)(b)	USD410	403,179
Series 2026-INV1, Class A1LC, 4.95%, 02/25/61(a)(c)	USD166	163,355
Series 2026-INV1, Class B1, 6.47%, 02/25/61(a)(b)	USD200	195,322
Series 2026-INV3, Class A1, 5.31%, 06/27/61(a)(b)	USD495	492,141
OBX Trust
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)	USD67	66,666
Series 2026-NQM8, Class A1LC, 5.30%, 05/25/66(a)(c)	USD797	783,427
One New York Plaza Trust, Series 2020-1NYP, Class A, 4.74%, 01/15/36, (1-mo. CME Term SOFR + 1.06%)(a)(b)	USD38	36,671
PGA Trust, Series 2024-RSR2, Class A, 5.57%, 06/15/39, (1-mo. CME Term SOFR + 1.89%)(a)(b)	USD107	106,967
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, 5.83%, 03/15/43, (1-mo. CME Term SOFR + 2.15%)(a)(b)	USD100	100,313
PRKCM Trust
Series 2022-AFC1, Class A1A, 5.10%, 04/25/57(a)(b)	USD95	93,388
Series 2026-AFC1, Class A1, 4.68%, 02/25/61(a)(b)	USD314	307,632
Series 2026-AFC4, Class A1, 5.60%, 07/25/61(a)(b)	USD744	743,122
PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, 03/10/33(a)(b)	USD69	68,230
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
PRPM Trust
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)	USD146	$146,699
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)	USD172	172,227
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70(a)(c)	USD92	91,559
Series 2025-NQM6, Class A1, 4.99%, 12/25/70(a)(b)	USD763	752,825
Series 2026-NQM1, Class A1, 5.13%, 02/25/71(a)(b)	USD462	456,939
Series 2026-RCF1, Class A2, 5.21%, 01/25/56(a)(c)	USD750	738,991
Series 2026-RCF1, Class M2, 5.50%, 01/25/56(a)(c)	USD709	677,239
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 09/25/29(a)(c)	USD100	100,450
RALI Series Trust, Series 2006-QA10, Class A2, 4.20%, 12/25/36, (1-mo. CME Term SOFR + 0.47%)(b)	USD165	150,692
Residential Mortgage Loan Trust, Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)	USD100	97,496
RFMSI Series Trust, Series 2007-SA4, Class 3A1, 5.67%, 10/25/37(b)	USD53	29,738
RFMSI Trust, Series 2006-SA4, Class 2A1, 5.40%, 11/25/36(b)	USD6	5,465
Sage AR Funding
Series 2026-1X, Class C, 5.51%, 05/18/38, (1-day SONIA+ 1.75%)(b)(d)	GBP513	677,289
Series 2026-1X, Class D, 6.26%, 05/18/38, (1-day SONIA+ 2.50%)(b)(d)	GBP220	290,463
SAIF Securitization Trust, Series 2024-CES1, Class A1, 5.97%, 07/25/54(a)(c)	USD49	49,140
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)	USD49	48,921
Santander Mortgage Asset Receivable Trust
Series 2025-NQM3, Class B1, 7.05%, 05/25/65(a)(b)	USD210	209,171
Series 2025-NQM6, Class A1, 5.14%, 11/25/65(a)(b)	USD88	87,401
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(a)(b)	USD135	133,263
Series 2026-NQM5, Class A1, 5.46%, 06/25/66(a)(b)	USD499	496,623
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.93%, 08/15/42, (1-mo. CME Term SOFR + 1.25%)(a)(b)	USD120	120,000
SCG Mortgage Trust
Series 2024-MSP, Class A, 5.42%, 04/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD242	242,676
Series 2026-PALM, Class A, 4.90%, 07/15/43, (1-mo. CME Term SOFR + 1.27%)(a)(b)	USD725	725,680
SDAL Trust, Series 2025-DAL, Class A, 6.12%, 04/15/42, (1-mo. CME Term SOFR + 2.44%)(a)(b)	USD100	100,019
Sequoia Mortgage Trust, Series 2026-HYB1, Class A1A, 4.67%, 04/25/56(a)(b)	USD930	907,441
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%, 07/25/61(a)(b)	USD212	$174,329
Series 2025-1, Class A1, 5.10%, 12/25/65(a)(b)	USD1,475	1,463,441
Series 2025-1, Class ALCF, 5.23%, 12/25/65(a)	USD850	840,462
Series 2026-1, Class A1, 4.78%, 01/25/66(a)(b)	USD563	555,639
Series 2026-2, Class A1, 5.25%, 04/25/66(a)(b)	USD630	626,261
Series 2026-4, Class A1, 5.51%, 07/01/66(a)(b)	USD998	995,461
SHR Trust, Series 2024-LXRY, Class A, 5.63%, 10/15/41, (1-mo. CME Term SOFR + 1.95%)(a)(b)	USD100	100,156
SLG Commercial Mortgage Trust, Series 2026-PAT, Class A, 4.77%, 02/15/39(a)(b)	USD284	278,245
SLG Office Trust
Series 2026-OMA, Class A, 4.97%, 04/15/41(a)(b)	USD250	247,211
Series 2026-OMA, Class E, 6.96%, 04/15/41(a)(b)	USD1,100	1,086,109
Series 2026-OMA, Class F, 7.92%, 04/15/41(a)(b)	USD750	743,528
Spruce Hill Mortgage Loan Trust, Series 2020-SH2, Class B1, 5.00%, 06/25/55(a)(b)	USD64	63,078
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)	USD100	100,201
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)	USD137	116,722
UBS Commercial Mortgage Trust, Series 2018-C15, Class B, 4.92%, 12/15/51(b)	USD71	67,903
UK Logistics DAC
Series 2026-3X, Class B, 5.48%, 05/18/36, (1-day SONIA+ 1.75%)(b)(d)	GBP268	360,895
Series 2026-3X, Class C, 5.78%, 05/18/36, (1-day SONIA+ 2.05%)(b)(d)	GBP160	215,370
University Trust, Series 2025-APTS, Class A, 5.33%, 11/15/42, (1-mo. CME Term SOFR + 1.65%)(a)(b)	USD393	391,603
Vanir Logistics Finance SARL, Series 1X, Class C, 4.39%, 07/23/37, (3-mo. EURIBOR + 1.90%)(b)(d)	EUR100	115,413
VCC Trust, Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)	USD63	62,434
VEGAS
Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(b)	USD40	40,153
Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)	USD41	40,569
Velocity Commercial Capital Loan Trust
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)	USD116	109,733
Series 2022-2, Class M4, 5.71%, 04/25/52(a)(b)	USD600	533,463
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)	USD52	52,358
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)	USD99	98,992

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-2, Class A, 5.67%, 04/25/55(a)(b)	USD286	$284,221
Series 2025-3, Class A, 5.87%, 06/25/55(a)(b)	USD218	217,426
Series 2025-5, Class M3, 6.70%, 12/25/55(a)(b)	USD99	96,899
Series 2026-1, Class A, 5.10%, 02/25/56(a)(b)	USD250	244,749
Verus Securitization Trust
Series 2021-8, Class A1, 2.82%, 11/25/66(a)(b)	USD71	63,480
Series 2023-8, Class B1, 8.06%, 12/25/68(a)(b)	USD100	100,259
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)	USD100	99,966
Series 2025-12, Class A1LC, 5.11%, 12/25/70(a)(c)	USD1,012	993,965
Series 2025-12, Class B1, 6.56%, 12/25/70(a)(b)	USD129	127,800
Series 2025-5, Class A1, 5.43%, 06/25/70(a)(c)	USD86	86,085
Series 2025-5, Class B1, 7.06%, 06/25/70(a)(b)	USD100	100,455
Series 2025-6, Class A1, 5.42%, 07/25/70(a)(c)	USD514	512,531
Series 2025-R1, Class B1, 6.40%, 05/25/65(a)(b)	USD100	98,997
Series 2026-1, Class A1LC, 5.02%, 01/25/71(a)(c)	USD100	98,114
Series 2026-2, Class A1LC, 4.75%, 02/25/71(a)(c)	USD270	263,207
Series 2026-R1, Class A1, 4.83%, 10/25/67(a)(b)	USD232	228,672
Series 2026-R1, Class A1LC, 4.94%, 10/25/67(a)(c)	USD761	744,010
Visio Trust, Series 2022-1, Class B1, 5.74%, 08/25/57(a)(b)	USD100	99,645
Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)	USD100	95,574
WaMu Mortgage Pass-Through Certificates Series Trust, Series 2007-OA5, Class 2A, 4.20%, 06/25/47, (12-mo. MTA + 0.80%)(b)	USD101	85,064
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
Series 2006-AR10, Class A2A, 4.18%, 12/25/36, (1-mo. CME Term SOFR + 0.45%)(b)	USD191	159,968
Series 2007-OA1, Class 2A, 4.12%, 12/25/46, (12-mo. MTA + 0.72%)(b)	USD113	94,392
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 5.17%, 11/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD800	801,250
Wells Fargo Commercial Mortgage Trust
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)	USD219	218,973
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)	USD12	11,778
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)	USD17	16,664
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)	USD153	1,147
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)	USD108	$107,239
Wharf Commercial Mortgage Trust, Series 2025-DC, Class E, 7.72%, 07/15/40(a)(b)	USD100	100,127
		111,146,279
Total Collateralized Mortgage Obligations — 15.1% (Cost: $112,339,240)		111,735,566
Convertible Bonds
Commercial Services — 0.0%
Nexi SpA, 0.00% 02/24/28(d)(f)(g)	EUR100	108,524
Health Care - Services — 0.0%
Clariane SE, 0.88%, 03/06/27(d)(f)	EUR255	177,526
Media — 0.0%
AMC Global Media, Inc., 4.25%, 02/15/29(f)	USD17	19,367
Oil & Gas Services — 0.0%
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31(f)	USD79	93,516
Total Convertible Bonds — 0.0% (Cost: $445,207)		398,933
Corporate Bonds & Notes
Advertising — 0.1%
Neptune Bidco U.S., Inc., 10.38%, 05/15/31(a)	USD100	104,694
Omnicom Group, Inc., 2.40%, 03/01/31	USD137	121,977
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)	USD25	24,288
Stagwell Global LLC, 5.63%, 08/15/29(a)	USD100	97,246
WPP Finance 2013, 3.63%, 06/09/31(d)	EUR390	437,052
		785,257
Aerospace & Defense — 0.2%
Boeing Co.(The)
5.81%, 05/01/50	USD346	326,831
6.30%, 05/01/29	USD100	103,577
6.88%, 03/15/39	USD85	93,032
7.01%, 05/01/64	USD46	49,722
Bombardier, Inc., 7.25%, 07/01/31(a)	USD16	16,665
Honeywell Aerospace, Inc.
3.90%, 03/16/28(a)	USD86	85,020
4.30%, 03/16/31(a)	USD15	14,594
4.95%, 03/16/36(a)	USD50	48,200
5.73%, 03/16/56(a)	USD20	19,049
Lockheed Martin Corp., 4.09%, 09/15/52	USD203	152,334
Northrop Grumman Corp.
4.03%, 10/15/47	USD35	26,545
4.60%, 02/01/29	USD195	194,742
RTX Corp.
3.13%, 07/01/50	USD100	63,388
4.50%, 06/01/42	USD100	86,185
Spirit AeroSystems, Inc., 4.60%, 06/15/28(h)	USD100	99,413
TransDigm, Inc.
4.63%, 01/15/29	USD23	22,546
6.63%, 03/01/32(a)	USD25	25,418
6.75%, 08/15/28(a)	USD150	150,939
		1,578,200
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture — 0.1%
Altria Group, Inc.
3.40%, 02/04/41	USD54	$40,032
6.20%, 02/14/59	USD13	12,323
BAT Capital Corp., 7.08%, 08/02/43	USD27	29,097
Philip Morris International, Inc.
5.50%, 09/07/30	USD100	102,219
5.63%, 11/17/29	USD100	102,425
5.63%, 09/07/33	USD92	94,215
Reynolds American, Inc., 7.00%, 08/04/41	USD10	10,731
		391,042
Airlines — 0.2%
Air France-KLM, 5.75%, (5-year EURIBOR ICE Swap + 3.58%)(b)(d)(i)	EUR100	115,062
American Airlines 2025-1 Class B Pass Through Trust, Series B, 5.65%, 05/11/36	USD9	8,788
American Airlines 2026-2 Class A Pass Through Trust, Series A, 5.70%, 02/20/39	USD1,310	1,304,854
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD21	20,968
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	USD100	87,014
		1,536,686
Apparel — 0.0%
VF Corp., 0.63%, 02/25/32	EUR200	188,360
Auto Manufacturers — 0.3%
American Honda Finance Corp., 4.80%, 03/05/30	USD258	255,767
Ford Motor Co., 4.75%, 01/15/43	USD47	36,103
Ford Motor Credit Co. LLC
4.97%, 04/06/29	USD200	197,655
5.92%, 03/20/28	USD202	204,192
General Motors Financial Co., Inc.
2.40%, 04/10/28	USD133	127,920
2.70%, 06/10/31	USD100	89,175
5.80%, 01/07/29(h)	USD100	102,035
6.40%, 01/09/33	USD100	104,873
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/28(a)	USD31	30,816
7.05%, 09/15/28(a)	USD100	102,041
Nissan Motor Co. Ltd., 6.38%, 07/17/33(d)	EUR200	235,801
Stellantis NV
4.50%, 01/12/33(d)	EUR166	186,838
6.88%, (5-year EURIBOR ICE Swap + 4.24%)(b)(d)(i)	EUR100	110,887
8.25%, (5-year UK Government Bond + 4.08%)(b)(d)(i)	GBP100	130,364
Toyota Motor Credit Corp., 5.10%, 03/21/31	USD149	150,183
Volkswagen Bank GmbH, 4.00%, 11/26/30(d)	EUR100	115,067
		2,179,717
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(a)(h)	USD50	51,601
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(h)	USD26	25,121
7.75%, 10/15/33(a)	USD100	98,472
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 02/15/30(a)	USD50	51,270
6.75%, 09/15/32(a)	USD100	100,751
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29	USD12	$11,497
5.63%, 04/30/33(h)	USD100	87,356
Schaeffler AG, 5.00%, 05/13/33(d)	EUR100	115,328
Tenneco, Inc., 8.00%, 11/17/28(a)	USD25	25,063
ZF Europe Finance BV, 7.00%, 06/12/30(d)	EUR200	244,837
		811,296
Banks — 2.4%
ABN AMRO Bank NV, 4.63%, 11/08/30(d)	GBP200	262,520
AIB Group PLC, 6.00%, (5-year EURIBOR ICE Swap + 3.71%)(b)(d)(i)	EUR200	236,625
Axis Bank Ltd./Gandhinagar
5.35%, 06/30/31(d)	USD200	199,506
6.88%, (5-year CMT + 2.60%)(b)(d)(i)	USD400	400,756
Banco Santander SA
4.25%, 04/11/27	USD200	199,777
5.57%, 01/17/30	USD200	203,251
Bank of America Corp.
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	USD195	171,789
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	USD100	86,304
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	USD239	213,304
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	USD153	114,700
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	USD54	40,588
5.05%, 02/06/37, (1-day SOFR + 1.13%)(b)	USD108	104,001
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	USD31	30,653
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	USD100	100,063
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	USD454	463,152
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	USD180	161,628
Bank of Montreal
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	USD170	167,093
5.37%, 06/04/27	USD100	100,794
Bank of New York Mellon (The), 4.71%, 02/01/34, (1-day SOFR + 1.51%)(b)	USD115	111,578
Bank of Nova Scotia (The), 4.81%, 02/02/34, (1-day SOFR + 1.05%)(b)	USD47	45,486
BNP Paribas SA, 3.74%, 04/20/34, (3-mo. EURIBOR + 1.05%)(b)(d)	EUR400	452,412
Canadian Imperial Bank of Commerce/New York, 4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	USD13	13,018
Citigroup, Inc.
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	USD92	82,491
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	USD100	97,714
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	USD56	55,333
5.41%, 09/19/39, (5-year CMT + 1.73%)(b)	USD145	140,565
5.83%, 02/13/35, (1-day SOFR + 2.06%)(b)	USD269	269,739
5.92%, 12/11/30(b)	USD375	349,124
Citizens Financial Group, Inc., 5.30%, 01/29/36, (5-year CMT + 1.45%)(b)	USD23	22,517
Deutsche Bank AG, 7.13%, (5-year EURIBOR ICE Swap + 4.60%)(b)(d)(i)	EUR200	243,015
Deutsche Bank AG/New York, 5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	USD150	151,055
Fifth Third Bancorp, 4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	USD100	99,705
First Citizens BancShares, Inc.
5.60%, 09/05/35, (5-year CMT + 1.85%)(b)	USD94	91,882
6.25%, 03/12/40, (5-year CMT + 1.97%)(b)	USD49	47,500

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD10	$10,713
Fubon Bank Hong Kong Ltd., 5.38%, 07/14/36, (5-year CMT + 1.23%)(b)(d)	USD250	247,670
Goldman Sachs Group, Inc., 3.51%, 08/17/33, (3-mo. EURIBOR + 0.95%)(b)(d)	EUR450	505,977
Goldman Sachs Group, Inc.(The)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	USD30	29,909
2.60%, 02/07/30	USD100	92,352
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	USD242	216,352
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	USD100	72,398
3.98%, 12/18/36, (3-mo. EURIBOR + 1.10%)(b)(d)	EUR43	48,532
4.10%, 07/22/34, (3-mo. EURIBOR + 1.05%)(b)(d)	EUR158	182,000
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	USD169	163,586
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	USD27	26,935
4.80%, 07/08/44	USD100	85,223
4.97%, 06/03/32, (1-day SOFR + 1.03%)(b)	USD29	28,607
5.24%, 07/21/32, (1-day SOFR + 1.17%)(b)	USD29	28,943
5.39%, 02/02/41, (5-year CMT + 1.18%)(b)	USD96	90,936
5.43%, 06/03/37, (1-day SOFR + 1.31%)(b)	USD20	19,539
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	USD89	88,322
5.66%, 07/21/37, (1-day SOFR + 1.45%)(b)	USD29	28,868
6.22%, 07/21/57, (1-day SOFR + 1.82%)(b)	USD25	24,761
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	USD200	189,707
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	USD200	200,947
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	USD200	204,103
6.50%, 09/15/37	USD168	177,509
Intesa Sanpaolo SpA, 6.50%, 03/14/29, (1-year GBP Swap + 2.59%)(b)(d)	GBP300	413,068
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	USD93	81,219
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	USD22	20,164
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	USD100	93,546
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(b)	USD100	75,021
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	USD60	44,274
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	USD107	81,613
4.41%, 04/23/30, (1-day SOFR + 0.82%)(b)	USD100	98,649
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	USD100	99,781
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	USD100	98,992
4.86%, 07/23/30, (1-day SOFR + 0.85%)(b)	USD30	29,936
5.15%, 04/23/37, (1-day SOFR + 1.26%)(b)	USD20	19,393
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	USD137	137,200
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	USD18	17,831
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	USD198	202,288
5.80%, 07/23/41, (5-year CMT + 1.25%)(b)	USD25	24,747
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	USD80	83,977
Lloyds Banking Group PLC
4.24%, 02/10/30, (1-year CMT + 0.60%)(b)	USD200	196,637
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	USD223	224,041
M&T Bank Corp., 5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	USD98	97,161
Macquarie Bank Ltd., 5.77%, 08/20/36, (3-mo. BB Swap + 1.32%)(b)(d)	AUD200	140,548
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	USD200	$200,695
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	USD200	201,841
Mizuho Financial Group, Inc., 2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	USD215	192,592
Morgan Stanley
2.48%, 09/16/36, (1-day SOFR + 1.36%)(b)	USD100	85,827
2.80%, 01/25/52, (1-day SOFR + 1.43%)(b)	USD100	58,680
3.75%, 11/07/36, (3-mo. EURIBOR + 1.12%)(b)	EUR120	133,374
4.10%, 05/22/36, (3-mo. EURIBOR + 1.55%)(b)	EUR100	114,771
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	USD849	824,135
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(b)	USD25	24,521
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	USD100	100,225
5.07%, 01/30/37, (1-day SOFR + 1.18%)(b)	USD147	141,037
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	USD238	235,689
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(b)	USD15	14,557
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	USD88	88,298
6.38%, 07/24/42	USD95	99,065
Morgan Stanley Finance LLC, 5.00%, 05/08/31(a)(b)(e)	EUR705	797,727
NatWest Group PLC, 4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	USD200	200,472
PNC Financial Services Group, Inc. (The), 5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	USD266	274,990
Royal Bank of Canada
4.24%, 08/03/27	USD35	34,974
4.50%, 08/06/29, (1-day SOFR + 0.89%)(b)	USD147	146,290
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	USD62	61,206
Santander Holdings USA, Inc., 5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	USD11	11,057
Standard Chartered PLC
7.00%, (5-year CMT + 2.67%)(b)(d)(i)	USD200	198,350
7.63%, (5-year CMT + 3.02%)(b)(d)(i)	USD300	311,658
State Street Corp., 3.03%, 11/01/34, (1-day SOFR + 1.49%)(b)	USD403	376,667
Sumitomo Mitsui Financial Group, Inc.
3.04%, 07/16/29	USD200	190,202
5.80%, 07/08/46, (1-day SOFR + 1.78%)(b)	USD100	95,140
Texas Capital Bancshares, Inc., 5.30%, 02/27/32, (1-day SOFR + 1.94%)(b)	USD18	17,627
Toronto-Dominion Bank (The)
4.86%, 01/31/28	USD100	100,378
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	USD70	69,885
Truist Financial Corp.
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	USD132	129,831
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	USD69	69,788
U.S. Bancorp
4.48%, 01/26/32, (1-day SOFR + 0.87%)(b)	USD47	45,811
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	USD19	18,992
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	USD116	112,468
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)(h)	USD100	101,834
United Overseas Bank Ltd., 3.00%(b)(d)(i)	SGD250	195,093
Wells Fargo & Co.
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	USD100	93,845
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	USD100	73,809
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(b)(d)	EUR200	$231,735
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	USD44	35,269
4.75%, 12/07/46	USD52	42,416
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	USD67	67,444
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	USD248	248,071
5.95%, 12/01/86	USD100	100,398
Westpac Banking Corp., 3.13%, 11/18/41	USD107	76,720
		17,619,067
Beverages — 0.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	USD64	60,878
4.90%, 02/01/46	USD118	103,186
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49	USD100	94,303
Coca-Cola Co. (The), 5.30%, 05/13/54	USD69	63,635
Constellation Brands, Inc., 3.60%, 02/15/28	USD100	98,447
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30	USD118	110,443
4.35%, 05/15/28	USD100	99,249
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 02/16/34	USD67	65,345
PepsiCo, Inc., 3.45%, 10/06/46	USD100	71,310
		766,796
Biotechnology — 0.1%
Amgen, Inc.
2.00%, 01/15/32	USD503	430,637
3.15%, 02/21/40	USD86	65,034
Biogen, Inc., 2.25%, 05/01/30	USD100	90,758
Gilead Sciences, Inc.
2.60%, 10/01/40	USD100	70,569
4.75%, 03/01/46	USD41	35,201
Royalty Pharma PLC, 2.15%, 09/02/31	USD13	11,322
		703,521
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/30(a)	USD17	16,475
6.75%, 05/15/35(a)	USD100	99,006
Cemex SAB de CV, 7.20%, (5-year CMT + 3.52%)(a)(b)(i)	USD200	205,900
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(a)	USD50	50,820
Heidelberg Materials Finance Luxembourg SA, 4.88%, 11/21/33(d)	EUR600	729,353
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	USD50	50,610
Standard Building Solutions, Inc., 6.50%, 08/15/32(a)	USD100	100,191
Standard Industries, Inc./New York, 4.75%, 01/15/28(a)	USD12	11,927
		1,264,282
Chemicals — 0.9%
Bond U.S. Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 06/15/33(d)	EUR100	115,993
Brenntag Finance BV, 3.38%, 10/02/31(d)	EUR200	225,168
Celanese U.S. Holdings LLC
7.38%, 07/15/32	USD100	104,631
7.55%, 11/15/30	USD50	52,633
Security	Par (000)	Value
Chemicals (continued)
Chemours Co.(The)
4.63%, 11/15/29(a)	USD100	$94,368
5.75%, 11/15/28(a)	USD18	17,911
Dow Chemical Co.(The)
3.60%, 11/15/50	USD503	323,615
4.38%, 11/15/42	USD80	63,197
4.80%, 05/15/49	USD40	30,950
5.95%, 03/15/55(h)	USD755	681,347
7.38%, 11/01/29	USD100	107,494
9.40%, 05/15/39	USD267	344,647
DuPont de Nemours, Inc., 4.73%, 11/15/28(a)	USD125	124,672
Ecolab, Inc., 4.30%, 06/15/28	USD31	30,897
FMC Corp., 8.00%, 06/01/31(a)	USD983	1,016,451
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)	EUR100	117,220
LYB International Finance BV, 5.25%, 07/15/43	USD100	85,599
LYB International Finance III LLC
3.63%, 04/01/51	USD829	529,889
4.20%, 10/15/49	USD996	699,152
5.88%, 01/15/36(h)	USD762	756,402
LyondellBasell Industries NV, 4.63%, 02/26/55(h)	USD131	96,415
Methanex Corp., 5.13%, 10/15/27	USD100	100,144
NOVA Chemicals Corp., 4.25%, 05/15/29(a)	USD25	24,318
Nutrien Ltd.
2.95%, 05/13/30	USD91	84,796
4.90%, 03/27/28	USD100	100,307
OCP SA, 6.75%, 05/02/34(d)	USD200	205,020
Olin Corp., 5.00%, 02/01/30	USD27	25,930
SCIH Salt Holdings, Inc.
6.75%, 08/15/31(a)	USD96	95,923
8.00%, 08/15/32(a)	USD68	67,660
WR Grace Holdings LLC, 7.00%, 08/01/33(a)	USD100	95,784
		6,418,533
Commercial Services — 0.3%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD24	24,918
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(a)	USD100	102,181
APCOA GmbH, 6.00%, 04/15/31(d)	EUR100	115,751
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)	USD12	11,804
8.38%, 06/15/32(a)(h)	USD100	99,523
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(d)	EUR100	96,680
Block, Inc., 3.50%, 06/01/31	USD100	91,173
Brink's Co. (The), 4.63%, 10/15/27(a)	USD11	10,929
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(d)	USD180	186,509
EC Finance PLC, 3.25%, 10/15/26(d)	EUR100	114,771
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	USD50	50,762
Garda World Security Corp., 8.25%, 08/01/32(a)(h)	USD50	50,704
GEO Group, Inc. (The), 8.63%, 04/15/29	USD100	104,249
Global Payments, Inc.
4.88%, 11/15/30	USD28	27,236
5.55%, 11/15/35	USD33	31,428
Herc Holdings, Inc., 6.63%, 06/15/29(a)	USD50	50,897
ION Platform Finance SARL, 6.50%, 09/30/30(d)	EUR100	98,075

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Motability Operations Group PLC, 4.13%, 02/04/38(d)	EUR160	$178,765
Multiversity SpA, 7.13%, 05/17/31(d)	EUR100	118,284
PayPal Holdings, Inc., 2.85%, 10/01/29	USD69	65,032
S&P Global, Inc., 4.25%, 05/01/29	USD39	38,510
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33	USD100	96,587
United Rentals North America, Inc., 3.75%, 01/15/32	USD100	91,309
Verisk Analytics, Inc., 4.45%, 03/15/31	USD25	24,279
Worldline SA/France, 0.88%, 06/30/27(d)	EUR100	109,580
		1,989,936
Computers — 0.4%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD50	51,370
Apple, Inc.
1.25%, 08/20/30	USD169	148,283
2.38%, 02/08/41	USD442	302,840
2.55%, 08/20/60(h)	USD40	20,145
2.65%, 02/08/51	USD120	68,785
2.70%, 08/05/51	USD100	57,756
3.85%, 05/04/43	USD580	460,803
4.25%, 02/09/47	USD128	102,651
Dell International LLC/EMC Corp.
5.00%, 04/01/30	USD100	99,981
5.30%, 10/01/29(h)	USD100	101,116
5.30%, 04/01/32	USD36	36,107
Gartner, Inc.
3.63%, 06/15/29(a)	USD365	344,113
4.50%, 07/01/28(a)	USD818	804,313
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	USD73	72,772
4.85%, 10/15/31	USD94	92,618
International Business Machines Corp., 4.70%, 02/19/46	USD171	137,358
Kyndryl Holdings, Inc., 3.15%, 10/15/31	USD113	94,139
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD100	106,055
NCR Voyix Corp., 5.00%, 10/01/28(a)	USD17	16,468
		3,117,673
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co., 4.13%, 04/01/29(a)	USD100	96,225
Kenvue, Inc., 5.05%, 03/22/28	USD191	192,313
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR100	111,972
Procter & Gamble Co. (The), 4.05%, 05/01/30	USD100	98,405
		498,915
Diversified Financial Services — 1.3%
American Express Co.
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	USD65	61,600
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	USD40	39,453
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(b)	USD200	203,464
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(b)	USD100	95,745
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)	USD122	117,429
Brookfield Finance, Inc., 3.90%, 01/25/28	USD100	98,858
Capital One Financial Corp., 7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	USD132	149,323
Security	Par (000)	Value
Diversified Financial Services (continued)
Caturus LLC, 12.00%, 05/14/31(a)(e)	USD1,717	$1,551,882
Charles Schwab Corp. (The), 6.20%, 11/17/29, (1-day SOFR + 1.88%)(b)	USD25	25,772
Citigroup Global Markets Holdings Inc/United States, 5.89%, 06/17/29(a)(b)	USD362	362,000
Credit Acceptance Corp., 6.63%, 03/15/30(a)	USD100	99,893
Encore Capital Group, Inc., 4.25%, 06/01/28(d)	GBP100	131,690
Flourishing Trade & Investment Ltd., 11.04%, 04/02/30(a)(e)	USD229	235,433
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)	USD100	100,440
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(d)	EUR96	110,755
GS Finance Corp.
2.25%, 05/14/31(a)(b)(e)	EUR432	499,207
5.95%, 01/15/31(b)	USD1,260	1,168,150
6.11%, 02/17/31(b)	USD356	338,596
7.35%, 02/17/31(b)	USD738	702,817
IIFL Finance Ltd.
7.60%, 09/10/29(d)	USD400	401,400
7.60%, 07/10/30(d)	USD200	198,101
Intercontinental Exchange, Inc., 4.25%, 09/21/48	USD174	135,272
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(a)	USD50	51,601
Jefferies Financial Group, Inc., 2.63%, 10/15/31	USD100	86,631
LPL Holdings, Inc., 5.70%, 05/20/27	USD100	100,795
Mastercard, Inc., 2.95%, 06/01/29	USD225	215,409
Muangthai Capital PCL
6.88%, 09/30/28(d)	USD200	200,250
7.55%, 07/21/30(d)	USD250	252,405
Oceana 11
Class A, 11.00%, 07/31/28	AUD243	170,987
Class A, 11.00%, 07/31/29	AUD485	341,270
PennyMac Financial Services, Inc.
6.75%, 02/15/34(a)	USD100	92,753
7.13%, 11/15/30(a)	USD50	49,844
Power Finance Corp. Ltd., 5.32%, 06/30/31(d)	USD200	199,822
Rocket Cos, Inc., 6.50%, 08/01/29(a)	USD100	101,314
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(a)	USD50	44,158
Sammaan Capital Ltd., 9.70%, 07/03/27(d)	USD200	205,500
SURA Asset Management SA, 6.35%, 05/13/32(a)	USD200	207,580
Synchrony Financial, 5.15%, 03/19/29	USD235	234,383
TER Finance Jersey Ltd., 4.50%, 03/31/32	EUR100	114,937
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD27	25,216
UWM Holdings LLC, 6.25%, 03/15/31(a)	USD14	12,491
Visa, Inc., 2.00%, 08/15/50(h)	USD100	50,851
		9,585,477
Electric — 2.2%
AEP Texas, Inc., Series E, 6.65%, 02/15/33	USD14	14,890
AEP Transmission Co. LLC
3.15%, 09/15/49	USD47	29,829
3.75%, 12/01/47	USD24	17,338
3.80%, 06/15/49	USD6	4,294
Series N, 2.75%, 08/15/51	USD20	11,530
AES Corp. (The), 6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD100	98,205
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alabama Power Co.
3.85%, 12/01/42	USD9	$7,038
5.50%, 03/15/41	USD15	14,536
6.00%, 03/01/39	USD12	12,317
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(b)	USD100	98,065
American Electric Power Co., Inc.
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(b)	USD32	31,428
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(b)	USD100	98,273
Baltimore Gas and Electric Co.
2.90%, 06/15/50	USD5	2,980
3.75%, 08/15/47	USD17	12,158
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(d)	EUR200	233,532
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34	USD151	149,662
CenterPoint Energy, Inc., 6.70%, 05/15/55, (5-year CMT + 2.59%)(b)	USD224	227,750
CGE Treasury Ifsc Pvt Ltd., 7.88%, 07/28/31(d)	USD250	249,375
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(d)	USD147	144,979
CMS Energy Corp., 3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	USD91	83,843
Commonwealth Edison Co., 3.80%, 10/01/42	USD256	198,587
Connecticut Light and Power Co. (The), 4.95%, 01/15/30	USD44	44,163
Consolidated Edison Co. of New York, Inc., 4.50%, 05/15/58	USD137	104,830
Constellation Energy Generation LLC
4.40%, 01/15/31	USD32	31,155
4.63%, 02/01/29	USD23	22,838
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(d)	USD200	200,500
ContourGlobal Power Holdings SA, 4.38%, 07/31/31(d)	EUR100	112,003
Dominion Energy, Inc.
6.20%, 02/15/56, (5-year CMT + 2.01%)(b)	USD100	98,444
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(b)	USD160	166,935
DTE Electric Co., Series B, 5.55%, 03/01/56	USD35	32,385
DTE Energy Co.
4.95%, 07/01/27	USD100	100,387
Series C, 3.40%, 06/15/29	USD138	132,723
Duke Energy Carolinas LLC
3.20%, 08/15/49	USD64	41,192
3.45%, 04/15/51	USD41	27,324
3.70%, 12/01/47	USD27	19,323
5.35%, 01/15/53	USD58	52,127
Duke Energy Corp.
3.50%, 06/15/51	USD12	7,754
3.95%, 08/15/47	USD26	18,914
Duke Energy Ohio, Inc., 5.25%, 04/01/33	USD47	47,063
Duke Energy Progress LLC
2.50%, 08/15/50	USD178	98,104
4.00%, 04/01/52	USD9	6,541
EDP SA, 1.50%, 03/14/82, (5-year EUR Swap + 1.89%)(b)(d)	EUR100	114,132
Security	Par (000)	Value
Electric (continued)
EDP Servicios Financieros Espana SA, 3.75%, 03/01/33(d)	EUR600	$686,599
Engie SA, 6.48%(b)(d)(i)	AUD310	218,162
Entergy Corp.
5.88%, 06/15/56, (5-year CMT + 2.18%)(b)	USD45	44,499
6.10%, 06/15/56, (5-year CMT + 2.01%)(b)	USD100	98,273
Entergy Louisiana LLC, 4.95%, 01/15/45	USD206	181,754
Evergy Kansas Central, Inc., 5.90%, 11/15/33	USD60	62,188
Eversource Energy
5.45%, 03/01/28	USD100	101,044
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(b)	USD97	96,456
Exelon Corp., 6.50%, 03/15/55, (5-year CMT + 1.98%)(b)	USD100	101,492
FirstEnergy Transmission LLC
4.55%, 04/01/49(d)	USD36	28,691
5.45%, 07/15/44(a)	USD46	42,108
Florida Power & Light Co.
4.95%, 06/01/35	USD109	105,849
5.69%, 03/01/40	USD222	222,145
Georgia Power Co., Series B, 3.70%, 01/30/50	USD16	11,256
India Clean Energy Holdings, 4.50%, 04/18/27(d)	USD400	394,000
MidAmerican Energy Co., 3.15%, 04/15/50	USD36	22,931
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	USD119	117,377
MVM Energetika Zrt, 6.50%, 03/13/31(d)	USD200	207,926
National Rural Utilities Cooperative Finance Corp., 5.05%, 09/15/28	USD193	194,383
Neoen Finco PLC, 5.50%, 06/15/31(d)	EUR100	117,476
NextEra Energy Capital Holdings, Inc.
4.00%, 05/15/56, (5-year EURIBOR ICE Swap + 1.59%)(b)	EUR200	223,865
6.75%, 06/15/54, (5-year CMT + 2.46%)(b)	USD100	102,659
Northern States Power Co., 5.35%, 11/01/39	USD200	195,637
NRG Energy, Inc.
3.63%, 02/15/31(a)	USD24	22,114
5.75%, 07/15/29(a)	USD100	99,942
7.00%, 03/15/33(a)	USD26	27,679
Ohio Power Co.
4.00%, 06/01/49	USD21	15,267
Series R, 2.90%, 10/01/51	USD66	38,293
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	USD76	42,839
4.55%, 11/26/56, (5-year EURIBOR ICE Swap + 1.53%)(b)(d)	EUR100	115,225
Pacific Gas and Electric Co.
3.30%, 08/01/40	USD218	159,460
3.50%, 08/01/50	USD309	197,682
3.75%, 08/15/42	USD136	99,782
4.00%, 12/01/46	USD197	141,249
4.25%, 03/15/46	USD66	49,345
4.60%, 06/15/43	USD8	6,451
4.75%, 02/15/44	USD51	41,729
4.95%, 07/01/50	USD111	89,551
5.25%, 03/01/52	USD52	43,223
5.45%, 06/15/27	USD100	100,586
5.90%, 10/01/54	USD157	142,095
6.00%, 05/01/56	USD2,965	2,729,489
6.10%, 10/15/55	USD329	306,727

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.15%, 03/01/55	USD172	$161,072
6.75%, 01/15/53	USD629	636,559
PacifiCorp, 6.25%, 10/15/37	USD75	76,558
PG&E Corp.
5.25%, 07/01/30(h)	USD255	250,777
6.85%, 09/15/56, (5-year CMT + 3.23%)(b)	USD857	848,059
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD333	338,135
Pinnacle West Capital Corp., 5.15%, 05/15/30	USD224	224,903
PPL Electric Utilities Corp., 4.85%, 02/15/34	USD269	262,251
Public Service Electric and Gas Co., 3.65%, 09/01/42	USD100	77,176
San Miguel Global Power Holdings Corp., 8.38%, (5-year CMT + 7.12%)(b)(d)(i)	USD200	198,338
Sempra
6.38%, 04/01/56, (5-year CMT + 2.63%)(b)	USD200	200,621
6.40%, 10/01/54, (5-year CMT + 2.63%)(b)	USD100	99,504
6.55%, 04/01/55, (5-year CMT + 2.14%)(b)	USD78	78,013
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(b)	USD132	129,494
Southern California Edison Co.
4.00%, 04/01/47	USD100	71,402
5.63%, 02/01/36	USD35	34,391
Southern Co.(The)
5.70%, 10/15/32	USD65	66,888
6.00%, 04/01/58, (5-year CMT + 1.99%)(b)	USD200	197,977
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(b)	USD50	50,623
Talen Energy Supply LLC, 6.38%, 05/01/33(a)(j)	USD100	98,481
Union Electric Co., 5.30%, 08/01/37	USD143	141,384
Virginia Electric and Power Co.
5.70%, 08/15/53	USD22	20,548
6.35%, 11/30/37	USD140	146,627
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	USD16	15,995
6.00%, 04/15/34(a)	USD136	137,258
7.75%, 10/15/31(a)	USD100	104,252
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD49	49,244
WEC Energy Group, Inc., 5.63%, 05/15/56, (5-year CMT + 1.91%)(b)	USD100	98,506
Xcel Energy, Inc., 5.75%, 12/03/56, (5-year CMT + 2.17%)(b)	USD100	98,071
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(h)	USD100	106,283
		16,284,334
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 4.38%, 03/31/29(a)	USD18	17,336
Electronics — 0.0%
Amphenol Corp., 2.80%, 02/15/30	USD100	93,309
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	USD25	24,108
		117,417
Engineering & Construction — 0.0%
Cellnex Finance Co. SA, 3.88%, 01/19/36(d)	EUR100	111,061
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(d)	USD200	205,000
		316,061
Security	Par (000)	Value
Entertainment — 0.1%
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)	USD11	$10,453
7.00%, 02/15/30(a)	USD100	100,331
Churchill Downs, Inc., 6.75%, 05/01/31(a)	USD24	24,285
Light & Wonder International, Inc., 7.50%, 09/01/31(a)	USD100	103,006
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD25	24,477
4.75%, 10/15/27(a)	USD12	11,938
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD11	10,683
Pioneer Opco LLC, 7.00%, 05/15/33(a)	USD12	12,116
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/29(d)	USD300	268,500
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(h)	USD100	98,059
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	USD12	12,137
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(d)	AUD250	171,967
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	USD16	15,834
		863,786
Environmental Control — 0.1%
Biffa Group Holdings Ltd., 5.25%, 06/15/31(d)	EUR100	114,526
GFL Environmental, Inc., 4.00%, 08/01/28(a)	USD50	48,758
Republic Services, Inc., 5.00%, 11/15/29	USD144	145,204
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD28	26,573
Waste Management, Inc.
1.50%, 03/15/31	USD152	131,078
4.50%, 03/15/28	USD30	30,004
		496,143
Food — 0.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	USD50	47,057
6.25%, 03/15/33(a)	USD100	96,857
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(d)	GBP100	126,286
Campbell's Co. (The), 4.55%, 03/21/31	USD15	14,491
Conagra Brands, Inc., 4.85%, 11/01/28	USD173	172,551
Froneri Lux FinCo SARL, 4.75%, 08/01/32(d)	EUR100	111,851
J M Smucker Co. (The), 3.38%, 12/15/27	USD100	98,439
Kraft Heinz Foods Co., 6.88%, 01/26/39	USD100	106,937
Mondelez International, Inc., 4.25%, 05/06/28	USD100	99,389
Nomad Foods Bondco PLC, 5.25%, 07/15/33(d)	EUR100	115,089
Pilgrim's Pride Corp., 4.25%, 04/15/31	USD18	17,115
Post Holdings, Inc., 4.63%, 04/15/30(a)	USD106	102,105
Sysco Corp., 5.95%, 04/01/30	USD100	102,737
		1,210,904
Forest Products & Paper — 0.0%
Magnera Corp., 7.25%, 11/15/31(a)(h)	USD100	97,875
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	USD6	6,134
APA Infrastructure Ltd., 6.55%, 04/28/56, (3-mo. BB Swap + 2.00%)(b)(d)	AUD170	121,132
Atmos Energy Corp., 3.00%, 06/15/27	USD100	98,852
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
EP Infrastructure A/S
4.13%, 02/27/33(d)	EUR100	$112,157
4.38%, 01/29/34(d)	EUR125	141,474
NiSource, Inc.
3.49%, 05/15/27	USD100	99,272
5.75%, 07/15/56, (5-year CMT + 2.04%)(b)	USD149	146,755
Spire, Inc., 6.25%, 06/01/56, (5-year CMT + 2.56%)(b)	USD100	98,944
		824,720
Health Care - Products — 0.1%
Abbott Laboratories
4.75%, 03/15/38	USD100	94,057
4.75%, 04/15/43	USD125	110,451
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD19	19,475
Baxter International, Inc., 1.73%, 04/01/31	USD37	31,321
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	USD100	102,777
Medline Borrower LP/Medline Co-Issuer, Inc.
3.88%, 04/01/29(a)	USD27	26,117
5.25%, 10/01/29(a)	USD50	49,532
Stryker Corp., 3.65%, 03/07/28	USD100	98,544
Thermo Fisher Scientific, Inc., 4.55%, 06/15/33	USD92	89,053
		621,327
Health Care - Services — 0.4%
Centene Corp.
3.38%, 02/15/30	USD100	92,489
4.25%, 12/15/27	USD20	19,924
4.63%, 12/15/29	USD100	97,014
Charles River Laboratories International, Inc., 3.75%, 03/15/29(a)	USD6	5,733
CHS/Community Health Systems, Inc.
9.75%, 01/15/34(a)	USD100	101,306
10.88%, 01/15/32(a)	USD58	61,178
Cigna Group (The), 6.00%, 01/15/56	USD100	97,129
Cigna Group (The), 2.40%, 03/15/30	USD34	31,197
DaVita, Inc., 6.88%, 09/01/32(a)	USD100	102,766
Elevance Health, Inc., 4.65%, 01/15/43	USD209	178,458
Encompass Health Corp., 4.75%, 02/01/30	USD25	24,449
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR100	120,902
HCA, Inc.
4.60%, 11/15/32	USD315	302,884
5.25%, 03/01/30	USD100	100,754
5.45%, 04/01/31	USD355	359,473
5.60%, 04/01/34	USD15	15,082
5.70%, 11/15/55	USD391	351,483
6.00%, 04/01/54	USD87	81,622
6.10%, 04/01/64	USD83	77,722
6.20%, 03/01/55	USD121	116,777
IQVIA, Inc.
4.63%, 06/15/33(d)	EUR100	115,448
6.25%, 06/01/32(a)	USD100	101,286
LifePoint Health, Inc., 7.00%, 05/01/34(a)	USD100	93,404
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(d)	EUR200	231,702
Molina Healthcare, Inc., 4.38%, 06/15/28(a)	USD16	15,660
Select Medical Corp., 6.25%, 12/01/32(a)(h)	USD7	6,724
Tenet Healthcare Corp., 4.63%, 06/15/28	USD116	114,843
		3,017,409
Holding Companies - Diversified — 0.1%
Ares Strategic Income Fund, 5.15%, 01/15/31	USD100	95,145
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Private Credit Fund, 5.60%, 11/22/29	USD100	$98,295
Blue Owl Credit Income Corp., 5.80%, 03/15/30	USD100	97,160
FS KKR Capital Corp., 6.88%, 08/15/29	USD100	100,414
Progroup AG, 5.38%, 04/15/31(d)	EUR100	117,552
		508,566
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD3	2,881
4.63%, 04/01/30(a)	USD10	9,495
6.88%, 08/01/33(a)	USD7	6,984
Beazer Homes USA, Inc.
7.25%, 10/15/29	USD18	18,231
8.00%, 01/15/32(a)	USD13	13,257
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(h)	USD12	11,181
5.00%, 06/15/29(a)	USD6	5,692
Forestar Group, Inc., 5.00%, 03/01/28(a)	USD11	10,919
LGI Homes, Inc.
7.00%, 11/15/32(a)(h)	USD15	14,621
8.75%, 12/15/28(a)	USD13	13,347
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD15	14,375
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD10	10,373
Taylor Morrison Communities, Inc., 5.75%, 01/15/28(a)	USD15	15,133
		146,489
Home Furnishings — 0.0%
Whirlpool Corp., 6.50%, 06/15/33(h)	USD100	84,735
Hotels, Restaurants & Leisure — 0.1%
Big Sky Funding LLC
5.75%, 10/20/35(e)(k)	USD690	690,481
5.75%, 10/20/35(a)	USD28	27,417
		717,898
Housewares — 0.0%
Newell Brands, Inc.
6.63%, 09/15/29	USD25	25,301
6.63%, 05/15/32(h)	USD100	101,172
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	USD25	23,120
		149,593
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/31(a)	USD50	50,737
7.38%, 10/01/32(a)	USD100	100,561
American International Group, Inc., 4.85%, 05/07/30	USD30	29,957
AmWINS Group, Inc., 4.88%, 06/30/29(a)	USD100	96,256
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	USD100	98,747
5.35%, 02/28/33	USD87	87,386
Ardonagh Finco Ltd., 6.88%, 02/15/31(d)	EUR100	116,311
Arthur J Gallagher & Co., 5.55%, 02/15/55	USD100	89,961
Athene Holding Ltd., 6.88%, 06/28/55, (5-year CMT + 2.58%)(b)(h)	USD100	94,456

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	USD100	$71,896
Brown & Brown, Inc., 2.38%, 03/15/31	USD69	60,815
Chubb INA Holdings LLC, 6.00%, 05/11/37	USD16	16,669
Corebridge Financial, Inc., 6.38%, 09/15/54, (5-year CMT + 2.65%)(b)	USD100	98,128
CRC Insurance Group LLC, 7.13%, 06/01/31(a)	USD100	99,812
Equitable Holdings, Inc., 6.70%, 03/28/55, (5-year CMT + 2.39%)(b)(h)	USD50	50,773
HUB International Ltd., 7.25%, 06/15/30(a)	USD100	102,967
Just Group PLC, 6.50%, 09/30/37, (5-year UK Government Bond + 2.05%)(b)(d)	GBP100	133,666
Markel Group, Inc., 3.50%, 11/01/27	USD100	98,578
Marsh & McLennan Companies, Inc., 6.25%, 11/01/52	USD175	176,966
MetLife, Inc.
5.85%, 03/15/56, (5-year CMT + 1.82%)(b)	USD100	97,493
10.75%, 08/01/69	USD64	80,677
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	USD78	79,123
Prudential Financial, Inc.
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	USD62	57,236
6.50%, 03/15/54, (5-year CMT + 2.40%)(b)	USD111	113,560
RLGH Finance Bermuda Ltd., 6.88%, (5-year CMT + 3.02%)(b)(d)(i)	USD200	199,031
Travelers Companies, Inc. (The), 5.35%, 11/01/40	USD93	89,979
Willis North America, Inc., 4.65%, 06/15/27	USD100	100,082
		2,491,823
Internet — 1.1%
Alphabet, Inc.
4.10%, 02/15/31(h)	USD37	35,868
4.80%, 02/15/36(h)	USD471	451,916
5.45%, 11/15/55	USD30	26,663
5.50%, 02/15/46	USD61	56,661
5.65%, 02/15/56	USD164	151,464
5.70%, 11/15/75	USD464	411,087
5.75%, 02/15/66	USD665	603,178
Amazon.com, Inc.
3.95%, 04/13/52	USD543	381,097
4.25%, 03/13/31	USD130	126,103
4.80%, 07/09/31	USD33	32,687
4.88%, 03/13/36	USD90	86,135
5.10%, 07/09/33	USD33	32,693
5.45%, 11/20/55	USD200	175,323
5.65%, 03/13/46	USD55	51,443
5.80%, 03/13/56	USD85	78,158
5.95%, 03/13/66	USD785	721,870
6.05%, 03/13/76	USD55	50,845
6.25%, 07/09/66	USD33	31,632
AppLovin Corp.
5.13%, 12/01/29	USD423	423,499
5.38%, 12/01/31	USD561	561,627
5.95%, 12/01/54	USD276	250,286
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD945	916,143
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(a)	USD100	89,002
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28(a)	USD12	11,211
Security	Par (000)	Value
Internet (continued)
5.75%, 05/15/28(a)	USD10	$9,458
9.50%, 05/30/29(a)	USD100	94,624
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	USD26	25,586
Meta Platforms, Inc.
4.45%, 08/15/52	USD100	71,232
4.88%, 11/15/35	USD35	32,833
5.25%, 05/15/36	USD324	310,641
5.50%, 11/15/45	USD100	86,503
5.75%, 05/15/63	USD140	116,149
6.30%, 05/15/56	USD158	145,000
Rakuten Group, Inc.
4.25%, (5-year EUR Swap + 4.74%)(b)(d)(i)	EUR400	455,436
9.75%, 04/15/29(d)	USD400	434,308
Uber Technologies, Inc., 4.30%, 01/15/30	USD100	98,049
Wayfair LLC, 7.25%, 10/31/29(a)	USD100	102,979
		7,739,389
Iron & Steel — 0.0%
Cleveland-Cliffs, Inc.
7.00%, 03/15/32(a)	USD50	50,105
7.50%, 09/15/31(a)	USD23	23,473
Fortescue Treasury Pty. Ltd., 4.50%, 09/15/27(a)	USD16	15,863
Mineral Resources Ltd., 9.25%, 10/01/28(a)	USD16	16,457
Samarco Mineracao SA
9.50%, 06/30/31, (4.00% Cash and 5.00% PIK)(a)(k)	USD0 (l)	158
9.50%, 06/30/31, (9.00 % PIK)(d)(k)	USD186	186,958
Vale Overseas Ltd., 6.40%, 06/28/54	USD8	7,930
		300,944
Leisure Time — 0.0%
Carnival Corp. Ltd., 5.75%, 08/01/32(a)	USD111	109,977
NCL Corp. Ltd., 6.75%, 02/01/32(a)	USD100	98,016
Viking Cruises Ltd., 7.00%, 02/15/29(a)	USD24	24,050
		232,043
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	USD23	21,962
Essendi SA, 5.63%, 05/15/32(d)	EUR100	116,650
Fortune Star BVI Ltd., 5.88%, 11/20/30(d)	EUR155	172,890
Full House Resorts, Inc., 8.25%, 02/15/28(a)(h)	USD5	4,880
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	USD25	22,621
4.00%, 05/01/31(a)	USD25	23,460
4.88%, 01/15/30	USD100	98,583
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.88%, 07/01/31(a)	USD18	16,649
Melco Resorts Finance Ltd., 5.75%, 07/21/28(d)	USD400	395,800
MGM Resorts International, 4.75%, 10/15/28	USD16	15,840
Station Casinos LLC, 4.50%, 02/15/28(a)	USD25	24,583
Studio City Finance Ltd.
5.00%, 01/15/29(d)	USD200	191,228
6.50%, 01/15/28(d)	USD200	199,600
Wynn Macau Ltd., 5.63%, 08/26/28(a)	USD200	197,340
		1,502,086
Machinery — 0.1%
Caterpillar Financial Services Corp.
4.38%, 08/16/29	USD136	135,047
4.40%, 03/03/28	USD100	99,905
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Columbus McKinnon Corp./New York, 7.13%, 02/01/33(a)	USD4	$4,030
Deere & Co., 5.38%, 10/16/29	USD231	236,791
John Deere Capital Corp., 2.80%, 09/08/27	USD100	98,382
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)	USD79	77,603
Vertiv Holdings Co., 4.85%, 03/15/36	USD15	14,126
		665,884
Manufacturing — 0.1%
3M Co.
2.88%, 10/15/27	USD200	196,290
4.80%, 03/15/30	USD61	60,983
Maxam Prill SARL, 6.00%, 07/15/30(d)	EUR100	117,684
Parker-Hannifin Corp., 4.25%, 09/15/27	USD100	99,768
Textron, Inc., 3.38%, 03/01/28	USD46	45,079
		519,804
Media — 0.7%
AMC Global Media, Inc., 4.25%, 02/15/29(h)	USD18	15,800
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD35	30,980
4.25%, 01/15/34(a)(h)	USD172	140,436
4.50%, 08/15/30(a)	USD100	91,240
4.50%, 05/01/32	USD68	58,642
5.13%, 05/01/27(a)	USD31	30,936
7.00%, 02/01/33(a)	USD2	1,917
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/52	USD33	19,823
4.40%, 12/01/61	USD216	129,300
5.25%, 04/01/53(h)	USD27	19,842
5.38%, 05/01/47	USD56	42,609
Comcast Corp.
2.99%, 11/01/63	USD63	30,504
3.25%, 11/01/39	USD100	72,696
4.95%, 05/15/32	USD100	98,630
5.65%, 06/01/54(h)	USD116	98,789
6.95%, 08/15/37	USD29	30,795
Directv Financing LLC, 8.88%, 02/01/30(a)	USD14	14,254
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	USD2	1,995
9.25%, 06/01/32(a)	USD28	28,652
10.00%, 02/15/31(a)	USD100	104,493
Discovery Communications LLC
6.35%, 06/01/40	USD100	78,250
3.95%, 03/20/28	USD803	788,944
5.00%, 09/20/37	USD100	73,250
Discovery Global Holdings, Inc., 3.76%, 03/15/27	USD1,913	1,898,652
EchoStar Corp., 6.75%, 11/30/30, (6.00 % Cash and 0.75 % PIK)(k)	USD100	101,420
Gray Media, Inc.
9.63%, 07/15/32(a)	USD100	101,075
10.50%, 07/15/29(a)	USD25	26,364
Grupo Televisa SAB, 6.63%, 01/15/40	USD2	1,740
iHeartCommunications, Inc., 7.75%, 08/15/30(a)	USD100	87,709
Security	Par (000)	Value
Media (continued)
Nexstar Media, Inc.
4.75%, 11/01/28(a)	USD26	$25,494
7.25%, 04/15/34(a)	USD100	100,224
Paramount Global
4.20%, 05/19/32	USD100	85,031
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)	USD96	74,547
Sirius XM Radio LLC, 3.88%, 09/01/31(a)	USD100	90,244
Univision Communications, Inc.
8.88%, 04/15/33(a)	USD17	16,460
9.38%, 08/01/32(a)	USD100	99,883
Versant Media Group, Inc., 7.25%, 01/30/31(a)	USD6	6,185
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD200	164,001
5.25%, 01/15/33(d)	EUR100	105,180
Ziggo Bond Co. BV
3.38%, 02/28/30(d)	EUR100	97,227
6.13%, 11/15/32(d)	EUR100	96,773
		5,180,986
Mining — 0.1%
Glencore Funding LLC, 2.85%, 04/27/31(a)	USD21	19,006
Novelis Corp., 4.75%, 01/30/30(a)	USD100	95,968
Rio Tinto Finance USA PLC
4.88%, 03/14/30	USD100	100,142
5.00%, 03/09/33	USD90	89,274
Vedanta Resources Finance II PLC
7.00%, 07/13/32(d)	USD200	199,800
7.38%, 07/13/34(d)	USD200	199,304
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	USD2	2,064
		705,558
Mortgage-Backed Securities — 0.0%
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(a)(e)	USD225	224,730
Office & Business Equipment — 0.0%
Xerox Corp., 10.25%, 10/15/30(a)	USD22	19,855
Oil & Gas — 4.4%
Antero Resources Corp.
5.38%, 03/01/30(a)	USD1,157	1,158,976
5.40%, 02/01/36	USD1,259	1,211,371
APA Corp.
5.10%, 09/01/40	USD867	780,548
5.25%, 02/01/42	USD5	4,261
6.75%, 02/15/55	USD323	322,918
BP Capital Markets America, Inc.
3.00%, 02/24/50	USD70	43,257
4.89%, 09/11/33	USD87	85,361
California Resources Corp., 7.00%, 01/15/34(a)	USD14	13,712
CNX Resources Corp., 7.25%, 03/01/32(a)	USD72	74,044
Comstock Resources, Inc. 6.75%, 03/01/29(a)	USD40	39,352
ConocoPhillips Co., 4.03%, 03/15/62	USD100	69,032
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD54	54,244
9.75%, 10/15/30(a)	USD25	26,354
CVR Energy, Inc., 7.50%, 02/15/31(a)	USD19	19,248
Devon Energy Corp., 5.75%, 09/15/54(h)	USD1,447	1,333,440
Diamondback Energy, Inc.
3.13%, 03/24/31	USD877	808,666
3.25%, 12/01/26	USD421	419,365

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.50%, 12/01/29	USD586	$562,280
5.20%, 04/18/27	USD30	30,138
5.75%, 04/18/54	USD1,909	1,776,273
5.90%, 04/18/64	USD816	758,118
6.25%, 03/15/33	USD87	91,213
6.25%, 03/15/53(h)	USD449	445,320
Ecopetrol SA
7.75%, 02/01/32	USD164	169,002
8.88%, 01/13/33	USD2	2,157
EQT Corp.
3.63%, 05/15/31(a)	USD493	457,589
3.90%, 10/01/27	USD173	171,387
4.50%, 01/15/29	USD205	202,376
4.75%, 01/15/31	USD2,378	2,337,917
5.00%, 01/15/29	USD198	198,527
5.50%, 07/15/28	USD278	278,591
5.70%, 04/01/28	USD75	76,045
5.75%, 02/01/34	USD4,250	4,289,037
7.00%, 02/01/30	USD864	911,169
7.50%, 06/01/30	USD493	528,438
Expand Energy Corp.
4.75%, 02/01/32	USD675	654,180
5.38%, 03/15/30	USD765	767,209
5.70%, 01/15/35	USD1,452	1,444,337
Exxon Mobil Corp.
3.00%, 08/16/39	USD60	46,382
3.45%, 04/15/51	USD81	54,939
Gran Tierra Energy, Inc., 9.75%, 04/15/31(a)	USD200	179,540
Granite Ridge Resources, Inc., 8.88%, 11/05/29(a)	USD123	120,265
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31(a)	USD16	15,597
6.88%, 05/15/34(a)	USD100	97,946
KazMunayGas National Co. JSC, 6.38%, 10/24/48(d)	USD200	192,364
Matador Resources Co., 6.50%, 04/15/32(a)	USD50	49,906
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(a)	USD250	258,750
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	USD11	11,008
8.75%, 06/15/31(a)	USD25	25,765
Occidental Petroleum Corp.
6.45%, 09/15/36	USD300	315,754
6.60%, 03/15/46	USD540	551,462
7.95%, 06/15/39	USD100	115,589
Ovintiv, Inc., 7.10%, 07/15/53(h)	USD244	261,213
Permian Resources Operating LLC
6.25%, 02/01/33(a)	USD1,226	1,247,997
7.00%, 01/15/32(a)	USD1,375	1,423,397
Petroleos de Venezuela SA, 6.00%, 11/15/26(d)(m)(n)	USD16	6,004
Petroleos Mexicanos
5.35%, 02/12/28	USD11	10,976
5.95%, 01/28/31	USD128	125,574
6.49%, 01/23/27(h)	USD24	24,175
6.50%, 01/23/29	USD116	117,647
6.70%, 02/16/32	USD10	9,983
8.75%, 06/02/29	USD360	382,280
Phillips 66 Co.
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(b)	USD120	118,565
Security	Par (000)	Value
Oil & Gas (continued)
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(b)	USD200	$199,004
Puma International Financing SA, 7.75%, 04/25/29(d)	USD200	204,160
Raizen Fuels Finance SA, 6.25%, 02/25/37(a)(m)(n)	USD203	107,083
Saturn Oil & Gas, Inc., 8.50%, 07/30/31(a)	USD29	29,080
SM Energy Co.
6.63%, 01/15/27	USD15	15,027
8.63%, 11/01/30(a)	USD4	4,199
Sunoco LP
6.25%, 07/01/33(a)	USD100	100,228
7.00%, 05/01/29(a)	USD50	51,089
Thaioil Treasury Center Co. Ltd., 6.10%(b)(d)(i)	USD300	293,625
TotalEnergies Capital International SA, 3.39%, 06/29/60	USD67	41,490
TotalEnergies Capital USA LLC, 4.57%, 01/13/33	USD93	90,188
TotalEnergies SE, 2.00%, (5-year EUR Swap + 1.90%)(b)(d)(i)	EUR200	228,400
Trafigura Funding SA, 5.63%, 07/01/31(d)	USD200	196,280
Valaris Ltd., 8.38%, 04/30/30(a)	USD100	103,530
Valero Energy Corp., 5.15%, 03/10/36	USD40	38,650
Validus Energy II Midcon LLC, 8.00%, 08/01/31(a)	USD39	38,824
Viper Energy Partners LLC
4.90%, 08/01/30	USD443	437,241
5.70%, 08/01/35	USD1,662	1,651,688
		32,208,316
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.81%, 03/11/34	EUR120	136,367
5.85%, 06/15/56	USD80	75,528
Deepocean Ltd., 6.00%, 04/08/31(d)	EUR100	118,496
Halliburton Co., 4.75%, 08/01/43	USD43	36,408
Oceanica Lux, 11.25%, 05/08/31(a)	USD200	200,640
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR100	119,750
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/33(a)	USD5	4,920
		692,109
Packaging & Containers — 0.1%
Ardagh Group SA, 9.50%, 12/01/30(d)	USD65	68,881
Ball Corp., 2.88%, 08/15/30	USD6	5,426
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD50	49,698
8.75%, 04/15/30(a)(h)	USD107	102,260
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)	USD25	25,498
9.25%, 04/15/30(a)	USD37	36,673
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(h)	USD24	22,721
Sword Purchaser LLC, 10.50%, 04/15/34(a)	USD100	103,379
		414,536
Pharmaceuticals — 0.5%
AbbVie, Inc.
3.20%, 11/21/29	USD100	95,323
4.25%, 11/14/28	USD100	99,378
4.30%, 05/14/36	USD47	43,434
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 11/06/42	USD100	$84,670
5.40%, 03/15/54	USD100	91,526
AdaptHealth LLC, 5.13%, 03/01/30(a)	USD100	96,426
Astrazeneca Finance LLC, 4.90%, 03/03/30	USD213	214,344
Bayer AG, 5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(b)(d)	EUR100	117,137
Becton Dickinson & Co., 2.82%, 05/20/30	USD59	54,669
Bristol-Myers Squibb Co.
2.55%, 11/13/50	USD100	55,579
4.35%, 11/15/47	USD97	77,264
5.90%, 11/15/33	USD150	156,711
Cardinal Health, Inc., 3.41%, 06/15/27	USD100	99,108
Cencora, Inc., 4.60%, 02/13/33	USD22	21,284
CVS Health Corp.
2.13%, 09/15/31	USD100	86,694
3.25%, 08/15/29	USD100	95,493
4.78%, 03/25/38	USD71	64,824
5.30%, 06/01/33	USD34	33,892
6.00%, 06/01/44	USD90	86,866
Dolcetto Holdco SpA, 5.63%, 07/14/32(d)	EUR200	231,443
Eli Lilly & Co.
4.20%, 08/14/29	USD89	88,125
4.88%, 02/27/53	USD100	85,769
5.10%, 02/09/64	USD18	15,523
5.50%, 02/12/55	USD28	26,346
Johnson & Johnson
3.40%, 01/15/38	USD45	38,230
6.95%, 09/01/29	USD197	211,486
McKesson Corp., 3.95%, 02/16/28	USD100	99,150
Merck & Co., Inc., 6.55%, 09/15/37	USD368	407,213
Nidda Healthcare Holding GmbH, 5.53%, 10/15/32, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR100	115,176
Novartis Capital Corp.
4.40%, 05/06/44	USD73	61,509
5.70%, 03/18/56	USD100	96,641
Novartis Finance SA, 3.50%, 05/13/35(d)	EUR250	283,703
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/53	USD85	76,240
Pfizer, Inc., 7.20%, 03/15/39	USD123	140,695
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD100	99,530
Wyeth LLC, 6.50%, 02/01/34	USD69	74,173
		3,825,574
Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(a)	USD6	5,981
Cameron LNG LLC, 3.40%, 01/15/38(a)	USD126	108,272
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	USD220	184,570
Cheniere Energy Partners LP
3.25%, 01/31/32	USD61	55,189
5.35%, 11/30/36(a)	USD235	228,621
6.05%, 11/30/56(a)(h)	USD310	297,669
Cheniere Energy, Inc., 5.65%, 04/15/34	USD58	58,567
DT Midstream, Inc., 4.13%, 06/15/29(a)	USD17	16,579
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	USD81	73,825
Enbridge, Inc.
5.30%, 04/05/29	USD100	101,317
7.20%, 06/27/54, (5-year CMT + 2.97%)(b)	USD100	105,297
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)	USD100	$100,310
7.50%, 07/01/38	USD418	470,777
Enterprise Products Operating LLC
4.95%, 10/15/54	USD82	69,554
5.95%, 02/01/41	USD105	106,582
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(b)	USD126	125,698
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33	USD100	104,032
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	USD25	26,062
Hess Midstream Operations LP, 4.25%, 02/15/30(a)	USD50	47,876
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	USD150	126,873
6.50%, 02/01/37	USD111	117,758
MPLX LP
4.50%, 04/15/38	USD34	30,102
5.50%, 06/01/34	USD91	90,632
6.10%, 04/01/56	USD27	25,581
NuStar Logistics LP, 6.38%, 10/01/30	USD50	51,008
ONEOK, Inc.
5.45%, 06/01/47	USD79	69,098
6.05%, 09/01/33	USD49	50,520
6.50%, 09/01/30(a)	USD5	5,214
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD6	5,918
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	USD123	126,649
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(a)	USD25	25,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD258	259,620
TransCanada PipeLines Ltd.
6.13%, 10/17/56, (5-year CMT + 2.25%)(b)	USD100	99,925
6.38%, 10/17/56, (5-year CMT + 2.12%)(b)	USD100	100,301
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD117	111,263
Venture Global LNG, Inc.
7.00%, 01/15/30(a)	USD100	101,591
8.38%, 06/01/31(a)	USD26	26,879
9.00%, (5-year CMT + 5.44%)(a)(b)(i)	USD15	14,940
Venture Global Plaquemines LNG LLC, 6.50%, 06/15/34(a)	USD100	103,133
Western Midstream Operating LP, 5.30%, 03/01/48	USD12	10,045
Williams Companies, Inc. (The), 5.80%, 11/15/43	USD415	395,789
		4,235,185
Real Estate — 0.1%
Adler Financing SARL, Series 1L, 8.25%, 12/31/28, (8.25% PIK)(k)	EUR70	91,758
alstria SARL, 5.50%, 03/20/31(d)	EUR100	114,618
Aroundtown Finance SARL, 5.25%, (5-year EURIBOR ICE Swap + 3.43%)(b)(d)(i)	EUR100	109,643
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD3	3,075

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
New Immo Holding SA
4.95%, 11/14/30(d)	EUR100	$114,655
5.50%, 04/23/31(d)	EUR100	115,825
Vivion Investments SARL
5.63%, 06/08/30(d)	EUR100	110,536
6.50%, 02/28/29, (6.50% PIK)(d)(k)	EUR101	116,881
		776,991
Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc., 4.50%, 07/30/29	USD185	182,268
American Tower Corp., 5.35%, 03/15/35	USD40	39,463
AvalonBay Communities, Inc., 2.45%, 01/15/31	USD100	90,358
Boston Properties LP, 2.90%, 03/15/30	USD155	143,602
Crown Castle, Inc.
2.50%, 07/15/31	USD18	15,836
4.90%, 09/01/29	USD41	40,885
5.00%, 01/11/28	USD202	202,697
Equinix Europe 2 Financing Corp. LLC, 4.70%, 03/15/33	USD72	68,641
Equinix, Inc., 2.50%, 05/15/31	USD42	37,156
ERP Operating LP, 3.00%, 07/01/29	USD296	281,872
Essex Portfolio LP, 3.63%, 05/01/27	USD100	99,512
Extra Space Storage LP
2.20%, 10/15/30	USD7	6,245
4.00%, 06/15/29	USD31	30,241
5.50%, 07/01/30	USD91	92,212
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	USD19	16,805
5.25%, 02/15/33	USD75	72,383
5.30%, 01/15/29	USD63	63,062
Iron Mountain, Inc.
4.50%, 02/15/31(a)	USD117	110,734
4.75%, 01/15/34(d)	EUR100	112,203
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(d)	EUR100	116,003
NNN REIT, Inc., 4.30%, 10/15/28	USD123	121,855
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	USD15	14,620
Prologis LP, 5.13%, 01/15/34	USD103	101,982
Public Storage Operating Co., 3.09%, 09/15/27	USD100	98,530
Realty Income Corp.
3.95%, 08/15/27	USD100	99,576
4.50%, 02/01/33	USD109	104,541
Regency Centers LP, 4.50%, 03/15/33	USD20	19,181
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	USD100	97,689
SBA Communications Corp., 3.88%, 02/15/27	USD100	99,340
Service Properties Trust
0.00%, 09/30/28(a)(g)	USD22	20,544
4.95%, 10/01/29(h)	USD19	17,758
8.88%, 06/15/32(h)	USD40	41,101
Simon Property Group LP, 2.20%, 02/01/31	USD96	85,502
Starwood Property Trust, Inc., 7.25%, 04/01/29(a)	USD25	25,760
Store Capital LLC, 5.40%, 04/30/30	USD10	10,013
Trust 2401, 7.70%, 01/23/32(a)	USD200	210,200
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)	USD207	200,731
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Welltower OP LLC, 2.80%, 06/01/31	USD100	$90,920
		3,282,021
Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)	USD100	102,463
Bath & Body Works, Inc., 6.63%, 10/01/30(a)	USD17	17,275
Boots Group Finco LP, 7.38%, 08/31/32(d)	GBP100	137,822
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	USD25	23,946
4.00%, 10/15/30(a)	USD50	46,980
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP200	277,579
Dufry One BV, 4.63%, 06/11/33(d)	EUR100	115,336
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)(h)	USD100	98,201
FirstCash, Inc., 5.63%, 01/01/30(a)	USD17	16,735
Goldstory SAS, 6.75%, 02/01/30(d)	EUR100	117,590
Lowe's Companies, Inc.
1.70%, 10/15/30	USD117	102,650
3.70%, 04/15/46	USD81	58,181
5.63%, 04/15/53(h)	USD32	29,346
McDonald's Corp., 3.63%, 05/01/43	USD258	194,823
Nordstrom, Inc., 4.25%, 08/01/31	USD25	23,257
QXO Building Products, Inc., 6.75%, 04/30/32(a)	USD100	102,126
Target Corp., 5.25%, 02/15/36(h)	USD23	22,947
Walmart, Inc.
2.50%, 09/22/41	USD100	69,591
4.35%, 04/28/30	USD35	34,777
6.50%, 08/15/37	USD60	66,576
Yum! Brands, Inc., 4.75%, 01/15/30(a)	USD29	28,369
		1,686,570
Semiconductors — 0.6%
Broadcom, Inc.
2.45%, 02/15/31	USD18	16,023
3.47%, 04/15/34	USD841	726,523
4.80%, 10/15/34	USD156	147,162
5.15%, 11/15/31	USD111	110,673
Entegris, Inc., 4.38%, 04/15/28(a)	USD12	11,779
Intel Corp.
4.10%, 05/19/46	USD50	36,423
4.95%, 03/25/60	USD128	99,454
5.15%, 02/21/34(h)	USD126	123,010
KLA Corp., 4.10%, 03/15/29	USD100	98,496
NVIDIA Corp.
4.75%, 06/15/33	USD996	965,664
4.95%, 06/15/36	USD1,970	1,884,934
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	USD40	40,542
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.40%, 06/01/27	USD100	99,593
QUALCOMM, Inc., 4.75%, 05/20/32	USD268	264,723
Texas Instruments, Inc., 5.05%, 05/18/63	USD100	83,595
		4,708,594
Software — 1.1%
Cloud Software Group LLC, 9.00%, 09/30/29(a)	USD107	104,834
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	USD59	57,653
CoreWeave, Inc.
8.50%, 07/15/32(d)	EUR100	103,341
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
9.25%, 06/01/30(a)(h)	USD20	$18,691
9.75%, 10/01/31(a)	USD154	139,734
Fair Isaac Corp., 6.25%, 09/15/34(a)	USD100	96,605
Fidelity National Information Services, Inc.
4.55%, 03/10/29	USD35	34,685
4.80%, 03/10/31	USD15	14,735
Fiserv, Inc.
4.20%, 10/01/28	USD285	280,764
4.25%, 06/23/34	EUR240	269,087
Intuit, Inc., 4.95%, 06/15/31	USD636	629,837
Microsoft Corp.
2.68%, 06/01/60	USD161	83,054
4.25%, 02/06/47(h)	USD482	386,501
5.30%, 02/08/41(h)	USD35	34,503
MSCI, Inc.
3.63%, 09/01/30(a)	USD254	238,340
3.88%, 02/15/31(a)	USD145	136,041
5.15%, 03/15/36	USD115	109,120
5.25%, 09/01/35	USD61	58,536
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(a)	USD24	24,868
Open Text Corp., 3.88%, 02/15/28(a)	USD25	24,373
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	USD100	88,237
Oracle Corp.
2.88%, 03/25/31	USD100	87,168
4.10%, 03/25/61(h)	USD124	72,458
4.80%, 09/26/32	USD100	92,040
5.50%, 09/27/64	USD122	88,128
5.55%, 02/06/53	USD280	210,331
5.70%, 02/04/36	USD293	271,250
5.95%, 09/26/55	USD800	635,631
6.10%, 09/26/65	USD257	201,944
6.13%, 08/03/65	USD139	109,902
6.15%, 11/09/29	USD200	202,324
6.55%, 02/04/46	USD144	127,436
6.70%, 02/04/56	USD200	176,352
6.85%, 02/04/66	USD1,127	991,632
Salesforce, Inc.
3.05%, 07/15/61	USD100	52,273
4.50%, 03/15/28	USD374	373,142
5.20%, 03/15/33	USD725	716,093
5.55%, 03/15/36	USD365	355,923
6.55%, 03/15/56	USD47	44,901
Synopsys, Inc., 4.65%, 04/01/28	USD121	120,831
UKG, Inc., 6.88%, 02/01/31(a)	USD100	97,976
		7,961,274
Telecommunications — 0.7%
Altice France SA, 7.25%, 11/01/29(d)	EUR45	52,378
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD100	106,276
AT&T, Inc.
2.55%, 12/01/33	USD63	51,890
3.50%, 09/15/53	USD100	60,407
3.65%, 09/15/59	USD65	38,510
3.80%, 12/01/57	USD145	89,697
3.85%, 06/01/60	USD61	37,800
4.50%, 05/15/35	USD35	32,124
5.45%, 03/01/47	USD110	96,120
5.85%, 04/30/46	USD79	71,897
Athomstart Invest 1083 A/S, 8.28%, 06/04/30, (3-mo. EURIBOR + 6.00%)(a)(b)	EUR100	106,832
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications PLC, 8.38%, 12/20/83, (5-year UK Government Bond + 3.82%)(b)(d)	GBP200	$283,570
Cas Capital No. 2 Ltd., 6.25%, (5-year CMT + 2.53%)(b)(d)(i)	USD400	398,432
Cipher Compute LLC, 7.13%, 11/15/30(a)	USD3	3,060
Cisco Systems, Inc.
4.55%, 02/24/28	USD178	178,369
5.05%, 02/26/34	USD100	99,085
5.90%, 02/15/39	USD19	19,619
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	USD100	97,923
Fibercop SpA, 5.38%, 04/15/31(d)	EUR200	237,103
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	USD50	50,597
7.00%, 03/31/34(a)	USD24	24,413
7.50%, 02/15/37(a)	USD6	5,959
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	USD212	203,697
Motorola Solutions, Inc., 5.60%, 06/01/32	USD73	74,244
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	USD100	94,162
Rogers Communications, Inc.
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD100	100,600
7.50%, 08/15/38	USD45	49,592
SoftBank Group Corp.
6.38%, 04/22/30(d)	EUR100	115,894
6.38%, 07/10/33(d)	EUR200	225,354
Sunrise HoldCo IV BV, 5.00%, 07/31/33(d)	EUR100	114,107
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	USD42	39,001
Telecom Argentina SA, 9.25%, 05/28/33(a)	USD5	4,824
Telefonica Europe BV, 8.25%, 09/15/30	USD80	88,774
T-Mobile USA, Inc.
2.70%, 03/15/32	USD22	19,315
3.60%, 11/15/60	USD114	68,150
5.80%, 09/15/62	USD63	55,473
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(d)	USD200	205,472
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)	USD100	99,621
Uniti Services LLC, 7.50%, 10/15/33(a)	USD5	5,109
Verizon Communications, Inc.
4.52%, 09/15/48	USD150	116,414
4.81%, 03/15/39	USD200	179,717
5.00%, 01/15/36	USD645	611,820
7.75%, 12/01/30	USD104	115,117
Viasat, Inc., 5.63%, 04/15/27(a)	USD50	49,891
VMED O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD200	159,126
5.63%, 04/15/32(d)	EUR100	100,007
Vodafone Group PLC
5.25%, 05/30/48	USD27	23,201
6.10%, 06/18/56	USD281	261,775
WOM Mobile SA, 11.00%, 04/01/31, (12.50% PIK)(a)(k)	USD17	17,913
Zegona Finance PLC, 4.25%, 01/15/32(d)	EUR100	114,485
		5,454,916
Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43	USD110	93,909
5.50%, 03/15/55	USD44	40,707

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.20%, 08/15/36	USD55	$58,565
Canadian Pacific Railway Co.
2.05%, 03/05/30	USD70	63,666
2.45%, 12/02/31	USD100	88,131
4.80%, 09/15/35	USD16	15,382
CSX Corp., 6.00%, 10/01/36	USD210	220,572
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP200	279,498
FedEx Corp., 5.10%, 01/15/44	USD98	87,084
Union Pacific Corp.
3.55%, 05/20/61	USD127	80,931
3.84%, 03/20/60	USD76	51,966
		1,080,411
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	USD100	99,668
GATX Corp., 3.50%, 03/15/28	USD100	98,127
		197,795
Water — 0.0%
American Water Capital Corp., 2.95%, 09/01/27	USD60	59,081
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(d)	EUR100	110,940
		170,021
Total Corporate Bonds & Notes — 21.8% (Cost: $165,021,487)		161,186,766
Fixed Rate Loan Interests
Software — 0.1%
Coreweave Compute Acquisition Co. IV LLC, 2026 Delayed Draw Term Loan, 5.83%, 03/31/32(e)	$566	566,027
Total Fixed Rate Loan Interests — 0.1% (Cost: $564,612)		566,027
Foreign Government Obligations
Argentina — 0.0%
Argentina Treasury Bond BONCER
0.00%, 12/15/27(g)	ARS15,222	26,200
0.00%, 09/29/28(g)	ARS37,498	19,980
Argentine Republic Government International Bonds
0.75%, 07/09/30(c)	USD1	763
1.00%, 07/09/29	USD0 (l)	484
3.50%, 07/09/41(c)	USD18	13,311
4.75%, 07/09/35(c)	USD3	2,368
		63,106
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(a)	USD20	21,267
Brazil — 0.1%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/26(g)	BRL2,223	429,213
0.00%, 04/01/27(g)	BRL500	90,735
Security	Par (000)	Value
Brazil (continued)
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/27	BRL1,542	$299,874
Series F, 10.00%, 01/01/31	BRL694	118,722
		938,544
Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 10/01/28(a)	CLP125,000	134,683
Colombia — 0.1%
Colombian TES
12.00%, 03/13/58	COP133,400	41,398
12.50%, 02/27/30	COP229,400	72,369
13.25%, 02/09/33	COP403,300	132,981
Series B, 6.25%, 07/09/36	COP408,900	87,279
Series B, 7.00%, 06/30/32	COP137,400	34,132
Series B, 7.25%, 10/26/50	COP202,000	40,096
Series B, 7.75%, 09/18/30	COP925,900	249,632
		657,887
Czech Republic — 0.0%
Czech Republic Government Bonds, 4.00%, 04/04/44	CZK2,470	100,534
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(c)(d)	USD25	22,773
Egypt — 0.1%
Egypt Government Bonds
23.38%, 08/26/28	EGP1,256	23,994
23.44%, 07/01/28	EGP351	6,714
24.44%, 08/05/28	EGP400	7,775
24.46%, 10/01/27	EGP1,743	33,606
Egypt Treasury Bills
0.00%, 10/20/26(g)	EGP2,925	54,261
0.00%, 06/29/27(g)	EGP7,100	113,077
0.00%, 07/06/27(g)	EGP15,675	248,796
		488,223
Hungary — 0.1%
Hungary Government Bonds
3.00%, 10/27/38	HUF40,650	99,431
6.25%, 09/23/37	HUF29,840	99,448
7.00%, 10/24/35	HUF55,350	192,298
		391,177
Indonesia — 0.1%
Indonesia Government International Bonds
2.85%, 02/14/30	USD400	371,000
3.05%, 03/12/51	USD620	368,280
Indonesia Treasury Bonds
6.63%, 05/15/33	IDR195,000	10,440
7.00%, 02/15/33	IDR291,000	15,921
8.25%, 06/15/32	IDR38,000	2,201
		767,842
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro
2.85%, 02/01/31(d)	EUR2,588	2,925,396
3.45%, 02/01/36(d)	EUR707	785,209
		3,710,605
Lebanon — 0.0%
Lebanon Government International Bonds
6.25%, 11/04/24(d)(m)(n)	USD26	6,883
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lebanon (continued)
6.65%, 11/03/28(d)(m)(n)	USD9	$2,433
6.85%, 03/23/27(d)(m)(n)	USD37	10,074
		19,390
Mexico — 0.4%
Mexican Bonos
7.00%, 09/03/26	MXN5,224	301,733
8.00%, 02/21/36	MXN1,966	104,930
8.00%, 04/29/55	MXN100	4,824
8.50%, 03/01/29	MXN410	24,024
Series M, 7.75%, 11/13/42	MXN1,800	87,508
Mexico Government International Bonds
2.66%, 05/24/31	USD1,190	1,047,379
4.50%, 01/31/50	USD1,180	829,717
5.38%, 05/16/40	EUR100	112,216
6.35%, 02/09/35	USD241	241,935
7.38%, 05/13/55	USD200	201,400
		2,955,666
Panama — 0.5%
Panama Government International Bonds
3.88%, 03/17/28	USD3,240	3,180,546
8.88%, 09/30/27	USD153	159,322
		3,339,868
Paraguay — 0.0%
Paraguay Government International Bonds, 8.50%, 04/04/38(a)	PYG249,000	40,013
Peru — 0.1%
Peruvian Government International Bonds
3.55%, 03/10/51	USD646	429,790
6.20%, 06/30/55	USD2	1,969
7.60%, 08/12/39(d)	PEN322	101,771
		533,530
Philippines — 0.2%
Philippines Government Bonds
6.00%, 08/20/30	PHP10,700	167,231
6.38%, 04/28/35	PHP3,000	45,509
Philippines Government International Bonds
3.00%, 02/01/28	USD600	586,575
3.20%, 07/06/46	USD400	261,500
6.38%, 07/27/30	PHP3,140	49,804
		1,110,619
Poland — 0.0%
Republic of Poland Government Bonds
1.75%, 08/25/31	PLN113	29,010
2.00%, 08/25/36	PLN133	32,034
4.00%, 07/25/31	PLN122	30,951
5.00%, 01/25/30	PLN190	51,146
5.00%, 10/25/34	PLN392	100,968
5.00%, 10/25/35	PLN196	49,831
		293,940
Romania — 0.0%
Romanian Government International Bonds
2.12%, 07/16/31(d)	EUR5	5,106
4.63%, 03/04/33(a)	EUR8	8,830
5.25%, 05/30/32(d)	EUR13	15,117
5.38%, 06/07/33(a)	EUR3	3,455
6.13%, 10/07/37(a)	EUR3	3,453
6.50%, 10/07/45(a)	EUR3	3,405
		39,366
Security	Par (000)	Value
South Africa — 0.1%
Republic of South Africa Government Bonds
7.00%, 02/28/31	ZAR9,102	$527,821
8.00%, 01/31/30	ZAR6,574	398,718
8.50%, 01/31/37	ZAR731	43,007
8.75%, 02/28/48	ZAR1,076	61,746
		1,031,292
Spain — 0.7%
Spain Government Bonds
2.60%, 05/31/31	EUR691	779,233
3.30%, 04/30/36(a)	EUR3,724	4,195,824
3.40%, 10/31/36(a)	EUR358	404,780
		5,379,837
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
3.60%, 06/15/35(c)(d)	USD10	8,223
4.00%, 04/15/28(d)	USD2	1,526
		9,749
Turkey — 0.0%
Turkiye Government Bonds
26.20%, 10/05/33	TRY620	10,600
27.70%, 09/27/34	TRY1,188	21,265
30.00%, 09/12/29	TRY789	14,461
31.08%, 11/08/28	TRY825	15,663
		61,989
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/30(a)(c)	USD1	728
3.00%, 02/01/35(a)(c)	USD2	1,198
3.00%, 02/01/36(c)(d)	USD32	19,199
4.50%, 02/01/36(a)(c)	USD2	1,363
6.00%, 02/01/36(c)(d)	USD9	5,931
		28,419
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	USD124	123,879
5.10%, 06/18/50	USD438	387,987
8.00%, 10/29/35	UYU2,331	58,970
9.75%, 07/20/33	UYU694	19,082
		589,918
Venezuela — 0.0%
Venezuela Government International Bonds
9.25%, 09/15/27(m)(n)	USD15	7,463
11.95%, 08/05/31(d)(m)(n)	USD27	14,557
		22,020
Total Foreign Government Obligations — 3.1% (Cost: $23,015,842)		22,752,257
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50(h)	$269	296,096
State of California, GO, 4.60%, 04/01/38	450	451,622
State of California, GO, BAB, 7.55%, 04/01/39	295	340,120
University of California, RB, Series AD, 4.86%, 12/31/99	142	111,992
		1,199,830

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 0.1%
Municipal Electric Authority of Georgia, RB, BAB, Project J, Series 2010-A, 6.64%, 04/01/57	$338	$350,634
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	742	741,635
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 4.15%, 02/01/33	240	237,099
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	193	220,356
New York — 0.0%
Metropolitan Transportation Authority, RB, BAB, Series 2010-A, 6.67%, 11/15/39	155	163,394
New York City Municipal Water Finance Authority, RB, 5.88%, 06/15/44	20	19,443
New York City Municipal Water Finance Authority, RB, BAB, 6.01%, 06/15/42	10	9,897
Port Authority of New York & New Jersey, RB
Series 168, 4.93%, 10/01/51	30	26,727
Series 181, 4.96%, 08/01/46	105	95,486
		314,947
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	185	222,227
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue, RB, BAB, 5.81%, 02/01/41	170	170,568
State of Texas, GO, BAB, 5.52%, 04/01/39	403	400,756
		571,324
Total Municipal Debt Obligations — 0.5% (Cost: $3,970,599)		3,858,052
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 58.9%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	122	117,037
Federal National Mortgage Association, 5.81%, 06/01/31	20	20,388
Government National Mortgage Association
2.00%, 08/20/51	239	191,872
2.00%, 01/20/52	1,489	1,194,610
2.00%, 04/20/52	669	536,980
2.00%, 08/20/56(o)	4,352	3,483,640
2.50%, 08/20/51	677	566,000
2.50%, 09/20/51	105	87,572
2.50%, 04/20/52	203	169,227
2.50%, 05/20/52	3,340	2,790,649
2.50%, 08/20/56(o)	2,534	2,114,674
3.00%, 06/20/50	54	47,048
3.00%, 11/20/51	125	108,529
3.00%, 04/20/52	61	52,914
3.00%, 05/20/52	952	826,709
3.00%, 08/20/56(o)	3,515	3,047,202
3.50%, 03/20/44	103	93,111
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$33	$29,477
3.50%, 06/20/47	5	4,836
3.50%, 07/20/47	12	10,581
3.50%, 12/20/47	7	6,494
3.50%, 03/20/48	12	10,887
3.50%, 07/20/48	9	8,120
3.50%, 04/20/52	933	830,092
3.50%, 05/20/52	414	370,183
3.50%, 06/20/52	234	209,203
3.50%, 07/20/52	424	379,518
3.50%, 10/20/52	356	315,861
3.50%, 08/20/56(o)	1,335	1,168,408
4.00%, 07/20/43	23	21,794
4.00%, 02/20/48	65	59,632
4.00%, 08/20/52	744	680,609
4.00%, 12/20/52	121	111,385
4.00%, 05/20/53	39	35,933
4.00%, 08/20/56(o)	1,619	1,464,409
4.50%, 01/20/41	22	21,352
4.50%, 09/20/48	52	49,941
4.50%, 11/20/54	709	666,712
4.50%, 08/20/56(o)	3,390	3,176,927
5.00%, 11/20/52	896	874,314
5.00%, 09/20/54	679	659,606
5.00%, 08/20/56(o)	5,091	4,925,401
5.50%, 09/20/53	203	202,827
5.50%, 01/20/54	23	23,124
5.50%, 02/20/54	615	614,487
5.50%, 08/20/56(o)	4,816	4,784,141
6.00%, 12/20/53	802	820,644
6.00%, 08/20/56(o)	1,883	1,913,710
6.00%, 09/21/56(o)	1,883	1,907,532
6.50%, 08/15/54(o)	1,110	1,146,838
Uniform Mortgage-Backed Securities
1.50%, 01/01/37	444	391,635
1.50%, 02/01/41	630	524,951
1.50%, 07/01/41	958	793,105
1.50%, 08/18/41(o)	155	136,754
1.50%, 09/01/41	42	34,520
1.50%, 11/01/41	124	102,338
1.50%, 01/01/42	819	681,277
1.50%, 01/01/51	60	44,841
1.50%, 02/01/51	51	38,327
1.50%, 03/01/51	34	25,236
1.50%, 05/01/51	569	424,381
1.50%, 06/01/51	36	26,687
1.50%, 04/01/52	380	283,424
2.00%, 12/01/35	144	130,210
2.00%, 05/01/36	103	94,082
2.00%, 07/01/36	160	145,224
2.00%, 02/01/37	209	188,959
2.00%, 03/01/37	110	99,161
2.00%, 04/01/37	1,883	1,704,690
2.00%, 03/01/41	54	46,760
2.00%, 08/18/41(o)	2,411	2,178,049
2.00%, 10/01/41	330	281,409
2.00%, 12/01/41	813	693,164
2.00%, 01/01/42	135	114,969
2.00%, 02/01/42	810	689,818
2.00%, 04/01/42	1,216	1,034,928
2.00%, 09/01/50	5,234	4,161,520
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 11/01/50	$432	$342,328
2.00%, 01/01/51	734	578,552
2.00%, 02/01/51	429	337,450
2.00%, 04/01/51	325	255,900
2.00%, 05/01/51	767	603,171
2.00%, 10/01/51	606	475,020
2.00%, 11/01/51	2,036	1,595,089
2.00%, 02/01/52	2,548	1,999,426
2.00%, 03/01/52	7,962	6,242,688
2.00%, 04/01/52	1,334	1,046,669
2.00%, 05/01/52	1,008	796,326
2.00%, 06/01/52	658	516,414
2.00%, 08/01/52	74	57,537
2.00%, 08/13/56(o)	10,784	8,398,040
2.50%, 02/01/35	58	55,605
2.50%, 05/01/35	51	47,115
2.50%, 02/01/36	28	25,827
2.50%, 07/01/36	27	25,442
2.50%, 07/01/37	836	774,713
2.50%, 08/18/41(o)	782	722,799
2.50%, 07/01/50	419	348,270
2.50%, 09/01/50	930	773,630
2.50%, 01/01/51	556	463,625
2.50%, 05/01/51	64	52,433
2.50%, 06/01/51	568	466,725
2.50%, 09/01/51	559	459,550
2.50%, 10/01/51	5,963	4,898,423
2.50%, 11/01/51	807	671,984
2.50%, 12/01/51	89	72,999
2.50%, 01/01/52	743	615,768
2.50%, 03/01/52	3,306	2,723,453
2.50%, 04/01/52	1,568	1,286,504
2.50%, 05/01/52	1,491	1,229,546
2.50%, 06/01/52	134	110,004
2.50%, 07/01/53	114	93,415
2.50%, 08/13/56(o)	18,332	14,943,207
2.50%, 09/14/56(o)	14,220	11,586,587
3.00%, 02/01/29	10	10,296
3.00%, 11/01/34	13	13,035
3.00%, 02/01/37	400	374,147
3.00%, 06/01/37	23	21,563
3.00%, 07/01/37	23	21,367
3.00%, 08/18/41(o)	406	379,039
3.00%, 09/01/46	239	211,934
3.00%, 11/01/48	300	261,478
3.00%, 11/01/49	2,355	2,062,058
3.00%, 02/01/50	555	478,390
3.00%, 06/01/50	205	177,147
3.00%, 11/01/50	187	163,211
3.00%, 12/01/50	292	254,914
3.00%, 11/01/51	58	50,217
3.00%, 12/01/51	473	410,502
3.00%, 01/01/52	2,360	2,035,049
3.00%, 05/01/52	2,506	2,170,222
3.00%, 07/01/52	524	449,601
3.00%, 08/13/56(o)	8,873	7,563,190
3.00%, 09/14/56(o)	2,861	2,436,767
3.50%, 01/01/34	16	15,056
3.50%, 04/01/37	10	9,137
3.50%, 06/01/37	5	4,255
3.50%, 01/01/40	141	133,193
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/18/41(o)	$137	$128,847
3.50%, 02/01/45	102	93,569
3.50%, 02/01/47	35	32,740
3.50%, 05/01/47	9	7,909
3.50%, 10/01/47	57	51,360
3.50%, 09/01/49	658	597,819
3.50%, 01/01/50	197	177,138
3.50%, 03/01/50	439	391,723
3.50%, 02/01/51	31	27,948
3.50%, 06/01/52	1,447	1,294,263
3.50%, 08/01/52	37	33,628
3.50%, 08/13/56(o)	29,872	26,496,386
3.50%, 09/14/56(o)	7,200	6,381,562
4.00%, 08/15/39(o)	230	220,287
4.00%, 12/01/40	140	134,114
4.00%, 06/01/46	207	195,007
4.00%, 10/01/47	150	138,869
4.00%, 12/01/48	81	75,465
4.00%, 03/01/50	2,535	2,388,068
4.00%, 11/01/50	72	66,674
4.00%, 08/01/51	332	307,725
4.00%, 06/01/52	556	513,974
4.00%, 10/01/52	216	198,457
4.00%, 04/01/53	12	10,733
4.00%, 08/13/56(o)	9,208	8,404,724
4.50%, 08/15/39(o)	1,957	1,911,551
4.50%, 07/01/48	101	97,003
4.50%, 12/01/48	130	124,004
4.50%, 01/01/49	103	98,911
4.50%, 09/01/49	48	46,131
4.50%, 10/01/50	102	98,069
4.50%, 09/01/52	1,373	1,298,049
4.50%, 11/01/52	659	622,621
4.50%, 03/01/53	15	14,103
4.50%, 07/01/53	598	565,916
4.50%, 09/01/53	201	191,606
4.50%, 04/01/54	752	711,174
4.50%, 02/01/55	222	209,449
4.50%, 01/01/56	335	314,988
4.50%, 03/01/56	58	54,425
4.50%, 08/13/56(o)	37,326	35,046,424
4.50%, 09/14/56(o)	2,629	2,465,155
5.00%, 07/01/47	35	34,368
5.00%, 06/01/50	51	50,246
5.00%, 09/01/52	53	51,785
5.00%, 11/01/52	743	726,337
5.00%, 05/01/53	118	114,389
5.00%, 06/01/53	651	631,886
5.00%, 07/01/53	198	192,547
5.00%, 08/01/53	79	76,417
5.00%, 10/01/53	125	121,175
5.00%, 11/01/53	715	693,984
5.00%, 03/01/54	86	83,991
5.00%, 05/01/54	608	598,049
5.00%, 06/01/54	4,395	4,282,611
5.00%, 12/01/54	5,947	5,777,779
5.00%, 11/01/55	2,152	2,090,311
5.00%, 12/01/55	130	126,547
5.00%, 01/01/56	379	369,737
5.00%, 02/01/56	1,289	1,250,536
5.00%, 03/01/56	125	121,348

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/01/56	$107	$104,604
5.00%, 05/01/56	3,433	3,326,352
5.00%, 08/13/56(o)	6,224	6,005,948
5.50%, 11/01/52	110	109,957
5.50%, 02/01/53	142	141,088
5.50%, 05/01/53	364	362,444
5.50%, 06/01/53	277	276,220
5.50%, 07/01/53	481	481,021
5.50%, 08/01/53	432	430,698
5.50%, 09/01/53	433	431,143
5.50%, 10/01/53	50	49,831
5.50%, 11/01/53	25	25,355
5.50%, 03/01/54	104	103,859
5.50%, 08/01/54	406	404,306
5.50%, 01/01/55	765	762,012
5.50%, 04/01/55	141	140,048
5.50%, 09/01/55	2,767	2,752,763
5.50%, 03/01/56	269	267,545
5.50%, 05/01/56	149	147,888
5.50%, 08/13/56(o)	78,887	78,066,666
5.50%, 09/14/56(o)	29,988	29,631,768
6.00%, 11/01/52	73	74,329
6.00%, 12/01/52	47	48,126
6.00%, 01/01/53	94	95,642
6.00%, 04/01/53	11	10,909
6.00%, 05/01/53	71	72,528
6.00%, 06/01/53	21	20,984
6.00%, 08/01/53	67	67,972
6.00%, 09/01/53	97	98,731
6.00%, 10/01/53	227	229,989
6.00%, 11/01/53	78	78,940
6.00%, 12/01/53	349	355,553
6.00%, 02/01/54	175	177,021
6.00%, 03/01/54	169	171,667
6.00%, 04/01/54	139	141,612
6.00%, 05/01/54	101	102,231
6.00%, 06/01/54	205	208,197
6.00%, 08/01/54	65	65,891
6.00%, 11/01/54	2,557	2,592,798
6.00%, 02/01/55	67	68,134
6.00%, 08/01/55	895	905,982
6.00%, 09/01/55	159	161,820
6.00%, 10/01/55	1,137	1,154,524
6.00%, 11/01/55	54	55,255
6.00%, 12/01/55	1,159	1,179,379
6.00%, 08/01/56	100	101,559
6.00%, 08/13/56(o)	24,003	24,267,314
6.50%, 11/01/52	19	20,053
6.50%, 12/01/52	12	12,188
6.50%, 01/01/53	47	48,554
6.50%, 02/01/53	25	25,689
6.50%, 05/01/53	133	137,731
6.50%, 08/01/53	179	185,077
6.50%, 09/01/53	61	63,596
6.50%, 11/01/53	93	96,041
6.50%, 07/01/54	28	29,130
6.50%, 09/01/54	105	109,233
6.50%, 09/01/55	1,432	1,488,754
6.50%, 08/13/56(o)	13,322	13,733,625
6.50%, 09/14/56(o)	9,709	9,992,682
		435,525,128
Security	Par (000)	Value
U.S. Government Obligations — 22.5%
U.S. Treasury Bonds
1.13%, 08/15/40	$1,145	$691,312
1.25%, 05/15/50	500	224,805
1.38%, 11/15/40	1,145	712,922
1.88%, 11/15/51	0 (l)	156
3.25%, 05/15/42	1,470	1,164,401
3.63%, 02/15/53	369	280,428
3.63%, 05/15/53	185	140,253
3.88%, 02/15/43(p)	1,782	1,517,832
4.00%, 11/15/52	23,460	19,109,147
4.13%, 08/15/44	826	716,972
4.38%, 02/15/38	3,250	3,141,201
4.63%, 05/15/44	9,980	9,263,857
4.63%, 11/15/44	115	106,456
4.63%, 02/15/55	26	23,514
4.75%, 11/15/43(q)(r)	31,440	29,729,222
4.75%, 11/15/53(q)	6,754	6,223,706
4.75%, 05/15/55	8	7,385
U.S. Treasury Notes
0.38%, 09/30/27	454	434,216
0.50%, 05/31/27	823	799,464
0.50%, 08/31/27	659	633,695
1.13%, 08/31/28(p)	343	321,629
1.25%, 03/31/28	257	244,913
1.25%, 05/31/28	489	463,289
1.25%, 09/30/28	174	163,427
1.50%, 11/30/28	1,144	1,073,483
1.50%, 02/15/30	236	214,023
2.00%, 11/15/26	623	619,650
2.25%, 08/15/27	203	199,362
2.38%, 05/15/27	203	200,568
2.38%, 03/31/29	601	571,748
2.63%, 05/31/27	920	908,863
2.63%, 07/31/29	1,016	967,661
2.88%, 04/30/29	514	494,906
2.88%, 05/15/32	45	41,324
3.13%, 08/31/29	800	772,153
3.25%, 06/30/27	859	852,234
3.25%, 06/30/29	1,048	1,017,521
3.38%, 09/15/27	1	991
3.50%, 09/30/27	15	14,883
3.50%, 02/15/29	886	868,591
3.50%, 01/31/30	767	745,294
3.50%, 11/30/30	7,440	7,174,369
3.63%, 03/31/28	3,294	3,260,545
3.63%, 05/31/28(p)	1,659	1,640,568
3.63%, 08/31/30	12,620	12,255,203
3.63%, 09/30/31	969	932,587
3.75%, 04/15/28	42	41,646
3.75%, 04/30/28	10,060	9,974,333
3.75%, 05/15/28	29	28,741
3.75%, 12/31/28	721	711,762
3.75%, 05/31/30	913	892,671
3.75%, 02/28/33	57	54,471
3.88%, 05/31/27	70	69,863
3.88%, 11/30/27	914	909,823
3.88%, 03/15/28	1,304	1,296,359
3.88%, 03/31/28	10,000	9,938,672
3.88%, 07/15/28	7	6,947
3.88%, 11/30/29	624	614,664
3.88%, 04/30/30	2	1,965
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 12/31/32	$7	$6,745
3.88%, 08/15/34	3	2,848
4.00%, 01/15/27	473	472,648
4.00%, 12/15/27	11,367	11,332,810
4.00%, 02/29/28	615	612,622
4.00%, 06/30/28	1,200	1,193,953
4.00%, 02/28/30	2,849	2,814,389
4.00%, 05/31/30	6,987	6,892,020
4.00%, 06/30/32	58	56,523
4.00%, 07/31/32	17	16,554
4.00%, 01/31/33	14	13,579
4.00%, 11/15/35	1	948
4.13%, 10/31/27	596	595,441
4.13%, 10/31/31	10	9,848
4.13%, 02/29/32	17	16,712
4.13%, 03/31/32	18	17,681
4.13%, 02/15/36	2,369	2,263,876
4.25%, 12/31/26	21	21,024
4.25%, 03/15/27	473	473,189
4.25%, 01/15/28	28	28,001
4.25%, 01/31/30	1	996
4.25%, 06/30/31	658	652,654
4.25%, 03/31/33	56	55,051
4.38%, 12/15/26	785	786,449
4.50%, 04/15/27	1,644	1,648,893
4.50%, 05/15/27	8	8,022
4.50%, 12/31/31	2	1,503
4.63%, 06/15/27	4	4,017
4.63%, 09/30/28	446	448,962
4.63%, 02/15/35(p)	15	14,963
4.88%, 10/31/30	861	875,896
		166,821,463
Total U.S. Government & Agency Obligations — 81.4% (Cost: $611,696,465)		602,346,591
Floating Rate Loan Interests(b)
Entertainment — 0.1%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 06/03/33	231	231,608
Peninsula Pacific Entertainment Development LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.60%, 10/01/32	110	110,069
		341,677
Office & Business Equipment — 0.0%
Xerox Corp., 2023 Non-CoOp Term Loan, (3-mo. CME Term SOFR + 4.00%), 7.75%, 11/19/29	18	13,566
Pipelines — 0.0%
Crescent Midstream Intermediate Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 02/18/33	112	112,350
Security	Par (000)	Value
Software — 0.0%
Coreweave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.14%, 11/17/31	$108	$107,251
Total Floating Rate Loan Interests — 0.1% (Cost: $572,842)		574,844
	Shares
Common Stocks
Aerospace & Defense — 0.1%
Anduril Industries, Inc., NVS, (Acquired 04/28/26, Cost $ 153,420)(a)(e)(j)	2,225	153,414
Boeing Co. (The)(n)	51	11,023
General Electric Co.	15	5,401
True Anomaly, Inc., NVS(e)	7,869	195,702
		365,540
Banks — 0.1%
Citigroup, Inc.	75	9,934
Eagle Bancorp, Inc.	177	4,912
Fifth Third Bancorp	128	7,232
First Citizens BancShares, Inc., Class A	27	59,040
First Horizon Corp.	1,232	31,588
Flagstar Bank N.A.	8,043	114,371
		227,077
Building Products — 0.0%
Carrier Global Corp.	75	4,636
Trane Technologies PLC	24	10,919
		15,555
Capital Markets — 0.0%
Wealthfront Corp., NVS(n)	1,619	15,364
Chemicals — 0.0%
Methanex Corp.	652	36,219
Communications Equipment — 0.0%
Vistance Networks, Inc.	5,987	70,287
Electric Utilities — 0.0%
PG&E Corp.	2,229	38,740
Electrical Equipment — 0.0%
GE Vernova, Inc.	6	5,942
Innio NV(n)	30	732
		6,674
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.	85	11,751
Energy Equipment & Services — 0.0%
EagleRock Land LLC, Class A(n)	15	336
Solaris Energy Infrastructure, Inc., Class A	673	34,599
		34,935
Entertainment — 0.0%
Walt Disney Co.(The)	260	25,010
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(n)	750	22,313
Genius Sports Ltd.(n)	2,724	18,877
Six Flags Entertainment Corp.(h)(n)	713	12,356
		53,546

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables — 0.0%
Century Communities, Inc.	381	$25,588
KB Home	338	18,580
Meritage Homes Corp.	306	21,481
		65,649
IT Services — 0.0%
CoreWeave, Inc., Class A(n)	106	7,608
COSM, Series C, NVS(e)	12,832	85,974
		93,582
Media — 0.0%
AMC Global Media, Inc.(n)	1,073	12,017
EchoStar Corp., Class A(n)	1,119	94,097
		106,114
Metals & Mining — 0.0%
Algoma Steel Group, Inc.(n)	3,372	12,982
Oil, Gas & Consumable Fuels — 0.0%
APA Corp.	983	36,686
Marathon Petroleum Corp.	121	38,293
PBF Energy, Inc., Class A	472	34,116
SM Energy Co.	1,557	50,634
Valero Energy Corp.	78	24,406
Williams Companies, Inc.(The)	49	3,505
		187,640
Pharmaceuticals — 0.0%
Eli Lilly & Co.	6	6,893
Semiconductors & Semiconductor Equipment — 0.0%
Cerebras Systems, Inc., Class A(h)(n)	4	795
First Solar, Inc.(n)	15	3,165
Kioxia Holdings Corp.(n)	100	27,874
KLA Corp.	25	4,571
Lam Research Corp.	17	4,981
SK hynix, Inc., ADR NVS(n)	412	59,217
		100,603
Software — 0.0%
Fluidstack Ltd., NVS(e)	1,126	182,660
Synopsys, Inc.(n)	21	8,164
Zoom Communications, Inc., Class A(n)	67	6,436
		197,260
Trading Companies & Distributors — 0.0%
QXO, Inc.(n)	699	9,297
Total Common Stocks — 0.2% (Cost $1,583,615)		1,680,718
Investment Companies
Exchange Traded Funds — 2.4%
iShares China Large-Cap ETF(s)	900	32,850
iShares Flexible Income Active ETF(s)	148,494	7,720,203
iShares iBoxx $ High Yield Corporate Bond ETF(h)(s)	18,438	1,465,452
iShares iBoxx $ Investment Grade Corporate Bond ETF(s)	77,370	8,220,562
		17,439,067
Total Investment Companies — 2.4% (Cost $17,679,458)		17,439,067
Security	Shares	Value
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%, 10/15/27(f)	250	$16,703
Interactive Media & Services — 0.0%
Alphabet, Inc., Series A, 6.25%, 05/15/29(f)	1,000	50,160
Alphabet, Inc., Series B, 6.25%, 05/15/29(f)	1,000	50,200
		100,360
Total Preferred Stocks — 0.0% (Cost $111,937)		117,063
Warrants
Oil & Gas — 0.0%
Caturus LLC (e)(t)	4,392	89,245
Total Warrants — 0.0% (Cost $51,120)		89,245
Total Long-Term Investments — 137.5% (Cost: $1,032,204,131)		1,017,778,303
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(s)(u)(v)	45,920,666	45,934,442
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(s)(u)	7,313,861	7,313,861
Total Short-Term Securities — 7.2% (Cost: $53,246,561)		53,248,303
Options Purchased — 0.1% (Cost: $590,563)		495,905
Total Investments Before TBA Sales Commitments and Options Written — 144.8% (Cost: $1,086,041,255)		1,071,522,511
	Par (000)
TBA Sales Commitments(o)
Mortgage-Backed Securities — (27.7)%
Government National Mortgage Association, 6.00%, 08/20/56	$(1,883)	(1,913,710)
Uniform Mortgage-Backed Securities
2.00%, 08/18/41	(169)	(152,671)
2.00%, 08/13/56	(5,065)	(3,944,369)
2.50%, 08/13/56	(18,137)	(14,784,510)
2.50%, 09/14/56	(4,727)	(3,851,530)
3.00%, 08/13/56	(6,467)	(5,512,358)
3.00%, 09/14/56	(1,423)	(1,211,995)
3.50%, 08/13/56	(11,434)	(10,141,869)
4.00%, 08/13/56	(115)	(104,972)
4.50%, 08/13/56	(37,069)	(34,805,119)
4.50%, 09/14/56(o)	(72,714)	(68,182,313)
5.00%, 08/13/56(o)	(19,063)	(18,395,007)
5.50%, 08/13/56	(16,605)	(16,432,395)
6.00%, 08/13/56	(14,838)	(15,000,916)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 08/13/56	(9,861)	$(10,165,687)
Total TBA Sales Commitments — (27.7)% (Proceeds: $(206,714,552))		(204,599,421)
Options Written — (0.3%) (Premiums Received: $(1,946,066))		(2,430,113)
Total Investments, Net of TBA Sales Commitments and Options Written — 116.8% (Cost: $877,380,637)		864,492,977
Liabilities in Excess of Other Assets — (16.8)%		(124,544,084)
Net Assets — 100.0%		$739,948,893

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Convertible security.
(g)	Zero-coupon bond.
(h)	All or a portion of this security is on loan.
(i)	Perpetual security with no stated maturity date.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $251,895, representing less than 0.05% of its net assets as of period end, and an original cost of $253,036.

(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Rounds to less than 1,000.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Non-income producing security.
(o)	Represents or includes a TBA transaction.
(p)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Affiliate of the Fund.
(t)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,402,822	$41,532,780 (a)	$—	$(2,902)	$1,742	$45,934,442	45,920,666	$936,192	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623,387	4,690,474 (a)	—	—	—	7,313,861	7,313,861	60,233 (b)	—
iShares China Large-Cap ETF	—	30,919	—	—	1,931	32,850	900	—	—
iShares Flexible Income Active ETF	—	7,761,416	—	—	(41,213)	7,720,203	148,494	71,894	—
iShares iBoxx $ High Yield Corporate Bond ETF	837,560	10,823,559	(10,080,996)	(96,819)	(17,852)	1,465,452	18,438	237,973	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	16,340,258	(7,752,100)	(182,949)	(184,647)	8,220,562	77,370	144,653	—
				$(282,670)	$(240,039)	$70,687,370		$1,450,945	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	27	09/08/26	$3,619	$(50,742)
Euro OAT	7	09/08/26	945	(6,326)
Euro-Schatz	1	09/08/26	122	120
Short-Term Euro BTP	4	09/08/26	491	(1,388)
10-Year U.S. Treasury Notes	205	09/21/26	22,185	(215,699)
10-Year U.S. Ultra Long Treasury Notes	76	09/21/26	8,358	(109,826)
U.S. Long Bonds	71	09/21/26	7,712	(124,134)
Ultra U.S. Treasury Bonds	50	09/21/26	5,503	(241,397)
3-mo. SOFR	137	03/16/27	32,859	(238,232)
3-Month SOFR	28	12/14/27	6,708	(5,968)
3-mo. SOFR	41	03/14/28	9,828	(67,448)
3-mo. SOFR	41	03/20/29	9,832	(48,953)
				(1,109,993)
Short Contracts
Euro BOBL	27	09/08/26	3,544	4,061
Euro BUXL	1	09/08/26	122	3,827
Euro-Bond	78	09/08/26	11,186	103,934
Australian 10-Year Treasury Bonds	4	09/15/26	304	(701)
E-Mini Russell 2000 Index	3	09/18/26	441	4,591
Euro STOXX 50	4	09/18/26	294	(5,082)
Long Gilt	1	09/28/26	117	1,522
2-Year U.S. Treasury Notes	131	09/30/26	26,946	12,240
5-Year U.S. Treasury Notes	64	09/30/26	6,791	2,525
				126,917
				$(983,076)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	884,000,000	USD	260,000	Barclays Bank PLC	08/03/26	$20,188
USD	282,210	COP	884,000,000	Barclays Bank PLC	08/03/26	2,021
BRL	187,482	EUR	32,000	Barclays Bank PLC	08/04/26	84
BRL	17,038,888	USD	3,336,661	Barclays Bank PLC	08/04/26	24,630
BRL	476,192	USD	93,788	Citibank N.A.	08/04/26	151
BRL	452,760	USD	86,919	Goldman Sachs International	08/04/26	2,398
BRL	1,087,987	USD	208,171	Morgan Stanley & Co. International PLC	08/04/26	6,458
EUR	32,094	BRL	187,482	Barclays Bank PLC	08/04/26	24
PEN	1,225,434	USD	358,000	Citibank N.A.	08/12/26	2,473
MXN	680,500	USD	37,044	Goldman Sachs International	08/18/26	2,200
MXN	3,471,899	USD	184,375	Morgan Stanley & Co. International PLC	08/18/26	15,849
CNH	613,707	USD	90,856	Morgan Stanley & Co. International PLC	08/24/26	155
CZK	6,159,176	USD	290,299	Citibank N.A.	08/24/26	3,000
PEN	389,997	USD	114,532	Barclays Bank PLC	08/24/26	140
PLN	53,317	USD	14,165	Goldman Sachs International	08/24/26	106
TRY	1,189,834	USD	24,330	Citibank N.A.	08/24/26	285
USD	91,177	CNH	613,743	JPMorgan Chase Bank N.A.	08/24/26	160
USD	3,100	CZK	64,514	Citibank N.A.	08/24/26	28
USD	299,248	HUF	90,602,079	Bank of America N.A.	08/24/26	13,160
USD	28,758	HUF	9,020,557	UBS AG	08/24/26	275
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	407,810	IDR	7,241,475,684	Barclays Bank PLC	08/24/26	$6,909
USD	32,107	IDR	578,017,371	Citibank N.A.	08/24/26	107
USD	755,918	MXN	13,066,051	UBS AG	08/24/26	2,780
USD	155,778	PEN	527,958	Citibank N.A.	08/24/26	541
USD	298,292	PHP	18,013,848	Barclays Bank PLC	08/24/26	4,116
USD	589,845	PLN	2,158,239	Barclays Bank PLC	08/24/26	12,128
USD	1,203,150	ZAR	19,609,737	Bank of America N.A.	08/24/26	18,039
AUD	375,000	USD	261,579	JPMorgan Chase Bank N.A.	08/26/26	2,187
CLP	36,554,043	USD	39,267	UBS AG	08/26/26	55
CNH	3,818,757	USD	564,953	UBS AG	08/26/26	1,441
COP	143,190,699	GBP	32,690	Bank of America N.A.	08/26/26	1,099
COP	435,929,847	USD	133,086	Citibank N.A.	08/26/26	4,387
CZK	3,331,511	USD	157,183	Citibank N.A.	08/26/26	1,465
EUR	18,500	HUF	6,750,378	Goldman Sachs International	08/26/26	39
EUR	16,000	JPY	2,922,880	Goldman Sachs International	08/26/26	65
EUR	235,141	USD	268,703	JPMorgan Chase Bank N.A.	08/26/26	2,687
GBP	48,500	USD	64,853	JPMorgan Chase Bank N.A.	08/26/26	512
HUF	61,515,820	USD	192,713	Goldman Sachs International	08/26/26	1,514
JPY	1,734,048	CAD	15,000	Bank of America N.A.	08/26/26	207
JPY	7,320,367	USD	45,000	Bank of America N.A.	08/26/26	1,088
KRW	57,337,393	USD	38,780	Barclays Bank PLC	08/26/26	952
KRW	54,055,934	USD	36,541	Goldman Sachs International	08/26/26	917
MXN	3,824,329	USD	219,132	JPMorgan Chase Bank N.A.	08/26/26	1,268
MYR	386,237	USD	94,520	Barclays Bank PLC	08/26/26	79
PEN	183,832	USD	54,000	Barclays Bank PLC	08/26/26	49
PHP	3,217,240	USD	52,000	Bank of America N.A.	08/26/26	535
PHP	3,581,964	USD	58,000	Morgan Stanley & Co. International PLC	08/26/26	491
PLN	631,175	USD	166,362	Goldman Sachs International	08/26/26	2,590
THB	11,548,611	USD	341,491	Goldman Sachs International	08/26/26	4,947
USD	9,000	JPY	1,427,577	Goldman Sachs International	08/26/26	12
USD	36,000	JPY	5,713,295	JPMorgan Chase Bank N.A.	08/26/26	30
INR	68,473,247	USD	709,064	BNP Paribas SA	08/27/26	7,289
BRL	188,746	EUR	32,000	Goldman Sachs International	09/02/26	11
BRL	3,881,081	USD	756,661	Barclays Bank PLC	09/02/26	3,218
BRL	4,953,465	USD	934,001	Barclays Bank PLC	09/16/26	33,041
BRL	4,230,488	USD	800,000	Citibank N.A.	09/16/26	25,898
CNH	613,707	USD	91,096	Morgan Stanley & Co. International PLC	09/16/26	61
COP	460,615,403	USD	127,158	Citibank N.A.	09/16/26	17,398
COP	893,319,480	USD	246,000	Morgan Stanley & Co. International PLC	09/16/26	34,351
CZK	962,357	USD	45,398	Morgan Stanley & Co. International PLC	09/16/26	440
JPY	59,517,516	USD	365,000	JPMorgan Chase Bank N.A.	09/16/26	10,337
PLN	543,480	USD	143,083	Citibank N.A.	09/16/26	2,393
USD	716,776	CAD	1,000,000	Goldman Sachs International	09/16/26	2,103
USD	126,876	EUR	109,000	Barclays Bank PLC	09/16/26	969
USD	23,399,022	EUR	20,079,000	BNP Paribas SA	09/16/26	205,535
USD	659,378	EUR	568,709	Goldman Sachs International	09/16/26	2,455
USD	154,586	EUR	133,000	JPMorgan Chase Bank N.A.	09/16/26	956
USD	201,636	EUR	174,000	UBS AG	09/16/26	646
USD	295,000	IDR	5,300,796,000	Bank of America N.A.	09/16/26	2,178
USD	193,760	SGD	247,000	Bank of America N.A.	09/16/26	567
ZAR	11,666,144	USD	700,501	Citibank N.A.	09/16/26	3,263
ZAR	10,039,951	USD	601,876	Goldman Sachs International	09/16/26	3,788
AUD	393,867	USD	276,842	Bank of America N.A.	09/17/26	90

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	150,000	USD	104,299	Goldman Sachs International	09/17/26	$1,167
AUD	600,000	USD	413,466	Morgan Stanley & Co. International PLC	09/17/26	8,399
AUD	370,000	USD	256,317	UBS AG	09/17/26	3,834
MXN	4,352,064	USD	248,172	Barclays Bank PLC	09/17/26	2,183
MXN	3,264,383	USD	186,853	BNP Paribas SA	09/17/26	932
MXN	14,996,565	USD	852,156	UBS AG	09/17/26	10,529
USD	218,378	AUD	310,000	Morgan Stanley & Co. International PLC	09/17/26	414
USD	748,974	EUR	646,000	JPMorgan Chase Bank N.A.	09/17/26	2,743
USD	34,260	IDR	615,868,038	Barclays Bank PLC	09/17/26	242
USD	57,376	CLP	50,817,598	Citibank N.A.	10/09/26	2,689
USD	83,904	CLP	74,574,900	Morgan Stanley & Co. International PLC	10/09/26	3,651
PEN	186,477	USD	54,625	Barclays Bank PLC	10/23/26	69
USD	54,628	PEN	185,630	Citibank N.A.	10/23/26	182
NGN	51,593,496	USD	36,621	Citibank N.A.	10/26/26	14
						561,056
TWD	5,016,150	USD	157,000	Goldman Sachs International	08/03/26	$(1,793)
USD	154,571	TWD	5,016,150	Goldman Sachs International	08/03/26	(636)
BRL	187,206	EUR	32,047	Goldman Sachs International	08/04/26	(24)
EUR	32,000	BRL	187,206	Goldman Sachs International	08/04/26	(30)
USD	3,329,138	BRL	17,038,888	Barclays Bank PLC	08/04/26	(32,153)
USD	92,000	BRL	476,192	Citibank N.A.	08/04/26	(1,939)
USD	89,173	BRL	452,760	Goldman Sachs International	08/04/26	(143)
USD	214,271	BRL	1,087,987	Morgan Stanley & Co. International PLC	08/04/26	(358)
USD	16,970	TRY	835,236	Barclays Bank PLC	08/04/26	(593)
PHP	3,184,800	USD	52,371	Bank of America N.A.	08/24/26	(361)
USD	154,216	COP	511,012,773	Barclays Bank PLC	08/24/26	(7,010)
USD	223,021	COP	775,942,419	Citibank N.A.	08/24/26	(21,791)
USD	2,758	CZK	58,346	Bank of America N.A.	08/24/26	(20)
USD	132,053	CZK	2,817,984	Citibank N.A.	08/24/26	(2,139)
USD	211,131	CZK	4,500,781	Morgan Stanley & Co. International PLC	08/24/26	(3,195)
USD	103,924	CZK	2,209,500	UBS AG	08/24/26	(1,292)
USD	139,993	EUR	122,523	Banco Santander SA	08/24/26	(1,406)
USD	51,189	HUF	16,283,930	Citibank N.A.	08/24/26	(230)
USD	56,068	MXN	979,084	JPMorgan Chase Bank N.A.	08/24/26	(367)
USD	172,116	MXN	3,004,088	UBS AG	08/24/26	(1,042)
USD	50,260	PHP	3,105,720	Morgan Stanley & Co. International PLC	08/24/26	(458)
USD	147,428	PLN	558,987	Barclays Bank PLC	08/24/26	(2,201)
USD	5,727	TRY	280,254	Morgan Stanley & Co. International PLC	08/24/26	(70)
USD	36,709	UYU	1,482,527	Citibank N.A.	08/24/26	(83)
CAD	15,000	JPY	1,703,449	JPMorgan Chase Bank N.A.	08/26/26	(14)
CLP	68,575,277	USD	73,938	Morgan Stanley & Co. International PLC	08/26/26	(171)
CLP	120,412,350	USD	130,500	UBS AG	08/26/26	(971)
COP	203,905,000	USD	65,000	Barclays Bank PLC	08/26/26	(698)
COP	202,150,000	USD	65,000	BNP Paribas SA	08/26/26	(1,251)
COP	409,688,500	USD	130,000	Citibank N.A.	08/26/26	(803)
HUF	926,079	EUR	2,538	Goldman Sachs International	08/26/26	(5)
JPY	2,923,904	EUR	16,000	Citibank N.A.	08/26/26	(58)
JPY	6,027,769	USD	38,000	Barclays Bank PLC	08/26/26	(50)
JPY	5,042,463	USD	32,000	Goldman Sachs International	08/26/26	(254)
MYR	2,433,361	USD	596,924	Barclays Bank PLC	08/26/26	(935)
PEN	251,385	USD	74,000	Barclays Bank PLC	08/26/26	(89)
USD	76,543	AUD	109,000	Barclays Bank PLC	08/26/26	(125)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	194,013	AUD	277,749	Morgan Stanley & Co. International PLC	08/26/26	$(1,349)
USD	54,000	CAD	75,977	Barclays Bank PLC	08/26/26	(248)
USD	297,000	CAD	417,944	JPMorgan Chase Bank N.A.	08/26/26	(1,416)
USD	85,000	COP	277,597,250	Bank of America N.A.	08/26/26	(2,542)
USD	130,000	COP	427,180,000	Citibank N.A.	08/26/26	(4,713)
USD	81,000	COP	263,468,700	UBS AG	08/26/26	(2,086)
USD	5,219	HUF	1,665,954	Goldman Sachs International	08/26/26	(41)
USD	38,000	JPY	6,181,644	Bank of America N.A.	08/26/26	(919)
USD	75,321	KRW	110,013,853	Barclays Bank PLC	08/26/26	(913)
USD	237,034	MXN	4,163,771	Bank of America N.A.	08/26/26	(2,929)
USD	90,000	PLN	341,390	Citibank N.A.	08/26/26	(1,383)
USD	69,000	PLN	261,785	Goldman Sachs International	08/26/26	(1,074)
USD	19,090	TRY	926,438	Citibank N.A.	08/26/26	(44)
USD	130,000	ZAR	2,174,341	Citibank N.A.	08/26/26	(1,385)
ZAR	10,162,588	USD	617,638	Citibank N.A.	08/26/26	(3,562)
USD	897,799	BRL	4,605,007	Barclays Bank PLC	09/02/26	(3,819)
USD	248,502	COP	843,103,790	JPMorgan Chase Bank N.A.	09/08/26	(16,575)
IDR	4,426,301,476	USD	244,953	Barclays Bank PLC	09/16/26	(439)
IDR	2,656,475,047	USD	147,631	Citibank N.A.	09/16/26	(884)
PLN	975,794	USD	264,607	Barclays Bank PLC	09/16/26	(3,412)
USD	118,112	AUD	168,000	Morgan Stanley & Co. International PLC	09/16/26	(12)
USD	1,500,000	BRL	7,914,150	Goldman Sachs International	09/16/26	(45,043)
USD	623,855	BRL	3,291,756	Morgan Stanley & Co. International PLC	09/16/26	(18,779)
USD	90,997	CNH	613,707	Morgan Stanley & Co. International PLC	09/16/26	(160)
USD	136,231	COP	476,570,630	Citibank N.A.	09/16/26	(13,331)
USD	1,275,016	EUR	1,113,000	BNP Paribas SA	09/16/26	(10,623)
USD	557,525	EUR	487,000	Citibank N.A.	09/16/26	(5,015)
USD	1,283,746	EUR	1,115,000	Goldman Sachs International	09/16/26	(4,203)
USD	621,825	EUR	541,318	JPMorgan Chase Bank N.A.	09/16/26	(3,458)
USD	1,979,278	EUR	1,737,000	Morgan Stanley & Co. International PLC	09/16/26	(27,151)
USD	903,113	EUR	788,000	UBS AG	09/16/26	(7,115)
USD	197,930	GBP	148,000	Bank of America N.A.	09/16/26	(1,533)
USD	573,704	GBP	428,000	Barclays Bank PLC	09/16/26	(3,120)
USD	134,124	GBP	100,000	BNP Paribas SA	09/16/26	(648)
USD	268,357	GBP	200,000	Goldman Sachs International	09/16/26	(1,187)
USD	4,006,821	GBP	2,985,000	JPMorgan Chase Bank N.A.	09/16/26	(16,123)
USD	879,775	GBP	660,000	UBS AG	09/16/26	(9,720)
USD	365,000	JPY	57,896,854	JPMorgan Chase Bank N.A.	09/16/26	(117)
USD	700,501	ZAR	11,807,925	Citibank N.A.	09/16/26	(11,816)
ZAR	1,754,000	USD	106,402	Morgan Stanley & Co. International PLC	09/16/26	(591)
IDR	7,794,973,087	USD	433,625	Barclays Bank PLC	09/17/26	(3,061)
USD	627,925	AUD	898,000	Bank of America N.A.	09/17/26	(3,467)
USD	862,202	AUD	1,233,000	JPMorgan Chase Bank N.A.	09/17/26	(4,732)
USD	721,785	MXN	12,661,505	Bank of America N.A.	09/17/26	(6,574)
USD	196,258	SGD	251,000	JPMorgan Chase Bank N.A.	09/17/26	(79)
USD	9,168	EUR	7,994	Citibank N.A.	10/16/26	(77)
USD	31,663	PEN	109,000	Barclays Bank PLC	10/23/26	(307)
USD	5,923	PEN	20,520	Citibank N.A.	10/23/26	(95)
USD	82,660	BRL	453,719	Goldman Sachs International	04/02/27	(2,399)
						(335,027)
						$226,029

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nikkei 225 Index	1	09/11/26	JPY	67,000.00	JPY	64,362	$9,239
KraneShares CSI China Internet ETF	30	09/18/26	USD	32.00	USD	85	857
							10,096
Put
Euro-BOBL Future	6	08/21/26	EUR	113.50	EUR	683	1,384
							$11,480
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One Touch	UBS AG	09/28/26	USD	1.17	USD	1.17	EUR	21	$6,877
Put
EUR Currency	One Touch	Morgan Stanley & Co. International PLC	08/05/26	HUF	350.00	HUF	350.00	EUR	7	—
EUR Currency	One Touch	Barclays Bank PLC	08/13/26	USD	1.13	USD	1.13	EUR	16	420
EUR Currency	Down-and-out	UBS AG	08/26/26	USD	1.13	USD	1.11	EUR	229	119
EUR Currency	One Touch	BNP Paribas SA	10/19/26	HUF	351.00	HUF	351.00	EUR	18	1,823
EUR Currency	One Touch	Barclays Bank PLC	11/05/26	HUF	345.00	HUF	345.00	EUR	7	282
EUR Currency	One Touch	JPMorgan Chase Bank N.A.	11/11/26	HUF	339.00	HUF	339.00	EUR	7	94
										2,738
										$9,615
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Morgan Stanley & Co. International PLC	08/04/26	USD	0.70	AUD	218	$1,001
USD Currency	JPMorgan Chase Bank N.A.	08/10/26	CLP	975.00	USD	179	82
USD Currency	BNP Paribas SA	08/11/26	COP	4,150.00	USD	162	—
USD Currency	JPMorgan Chase Bank N.A.	08/13/26	JPY	162.00	USD	937	1,212
USD Currency	Goldman Sachs International	08/20/26	MXN	17.60	USD	274	839
EUR Currency	Morgan Stanley & Co. International PLC	09/10/26	USD	1.16	EUR	2,984	17,018
USD Currency	JPMorgan Chase Bank N.A.	10/01/26	KRW	1,460.00	USD	261	3,281
							23,433
Put
AUD Currency	Morgan Stanley & Co. International PLC	08/06/26	USD	0.69	AUD	581	95
USD Currency	Bank of America N.A.	08/06/26	ZAR	16.25	USD	257	173
USD Currency	Bank of America N.A.	08/11/26	THB	33.50	USD	261	1,696
EUR Currency	Citibank N.A.	08/13/26	USD	1.14	EUR	562	651
USD Currency	JPMorgan Chase Bank N.A.	08/13/26	JPY	162.00	USD	937	19,034
USD Currency	BNP Paribas SA	08/20/26	MXN	17.10	USD	274	466
EUR Currency	UBS AG	08/25/26	USD	1.13	EUR	337	368
USD Currency	JPMorgan Chase Bank N.A.	08/27/26	HUF	315.00	USD	261	2,341
USD Currency	BNP Paribas SA	09/11/26	COP	3,300.00	USD	256	11,105
							35,929
							$59,362
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	ITRAXX.XO.45.V1	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	—	EUR 2.63	EUR	159	$853
Bought Protection on 5-Year Credit Default Swap, 06/20/31	1.00%	CDX.NA.IG.46.V1	Quarterly	Morgan Stanley & Co. International PLC	09/16/26	—	USD 0.58	USD	1,218	1,133
										$1,986

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 08/09/56	1-day SOFR, 3.66%	Annual	4.15%	Annual	Morgan Stanley & Co. International PLC	08/07/26	4.15	USD	3,429	$8
30-Year Interest Rate Swap, 08/16/56	1-day SOFR, 3.66%	Annual	4.14%	Annual	Morgan Stanley & Co. International PLC	08/14/26	4.14	USD	10,490	782
10-Year Interest Rate Swap, 03/29/38	1-day SOFR, 3.66%	Annual	4.12%	Annual	Morgan Stanley & Co. International PLC	03/27/28	4.12	USD	2,798	63,579
10-Year Interest Rate Swap, 04/01/38	1-day SOFR, 3.66%	Annual	4.05%	Annual	Morgan Stanley & Co. International PLC	03/30/28	4.05	USD	2,798	57,728
										122,097
Put
2-Year Interest Rate Swap, 08/29/28	4.15%	Annual	1-day SOFR, 3.66%	Annual	Citibank N.A.	08/27/26	4.15	USD	5,920	9,860
2-Year Interest Rate Swap, 08/30/28	2.90%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	Citibank N.A.	08/28/26	2.90	EUR	5,920	23,429
2-Year Interest Rate Swap, 11/11/28	5.50%	Annual	1-day SONIA, 3.73%	Annual	Citibank N.A.	11/09/26	5.50	GBP	2,947	1,365
10-Year Interest Rate Swap, 03/29/38	4.12%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	03/27/28	4.12	USD	2,798	123,633
10-Year Interest Rate Swap, 04/01/38	4.05%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	03/30/28	4.05	USD	2,798	133,078
										291,365
										$413,462
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro-BOBL Future	2	08/21/26	EUR	114.50	EUR	228	$(196)
Euro-BOBL Future	2	08/21/26	EUR	114.75	EUR	228	(104)
iShares iBoxx $ Investment Grade Corporate Bond ETF	68	09/18/26	USD	109.00	USD	723	(642)
KraneShares CSI China Internet ETF	30	09/18/26	USD	38.00	USD	85	(82)
iShares iBoxx $ Investment Grade Corporate Bond ETF	679	10/16/26	USD	109.00	USD	7,214	(14,492)
							(15,516)
Put
Nikkei 225 Index	1	09/11/26	JPY	59,000.00	JPY	64,362	(8,736)
KraneShares CSI China Internet ETF	15	09/18/26	USD	26.00	USD	43	(562)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
3-Month SOFR Future	8	12/11/26	USD	96.06	USD	1,919	$(5,000)
							(14,298)
							$(29,814)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	BNP Paribas SA	08/06/26	COP	4,150.00	USD	59	$—
USD Currency	Morgan Stanley & Co. International PLC	08/10/26	CLP	975.00	USD	179	(82)
USD Currency	Goldman Sachs International	08/11/26	COP	4,150.00	USD	103	—
USD Currency	Barclays Bank PLC	08/14/26	INR	95.00	USD	271	(2,009)
USD Currency	UBS AG	09/04/26	TRY	49.00	USD	128	(997)
USD Currency	Goldman Sachs International	09/08/26	INR	96.15	USD	123	(621)
USD Currency	Citibank N.A.	09/18/26	COP	3,500.00	USD	127	(292)
EUR Currency	JPMorgan Chase Bank N.A.	09/28/26	HUF	370.00	EUR	114	(1,264)
USD Currency	Barclays Bank PLC	10/01/26	COP	3,500.00	USD	130	(457)
USD Currency	JPMorgan Chase Bank N.A.	10/01/26	KRW	1,500.00	USD	392	(2,079)
USD Currency	BNP Paribas SA	10/13/26	COP	3,400.00	USD	128	(1,067)
EUR Currency	JPMorgan Chase Bank N.A.	11/11/26	HUF	380.00	EUR	63	(545)
							(9,413)
Put
USD Currency	BNP Paribas SA	08/06/26	ZAR	16.25	USD	257	(173)
USD Currency	Goldman Sachs International	08/20/26	MXN	17.10	USD	274	(466)
USD Currency	Citibank N.A.	08/31/26	BRL	5.25	USD	166	(5,384)
USD Currency	BNP Paribas SA	09/11/26	COP	3,200.00	USD	256	(5,378)
							(11,401)
							$(20,814)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/31	ITRAXX.XO.45.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	N/A	EUR 3.00	EUR	159	$(205)
Sold Protection on 5-Year Credit Default Swap, 06/20/31	CDX.NA.IG.46.V1	1.00%	Quarterly	Morgan Stanley & Co. International PLC	09/16/26	N/A	USD 0.68	USD	1,624	(625)
										$(830)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 03/06/37	3.71%	Annual	1-day SOFR, 3.66%	Annual	Citibank N.A.	03/04/27	3.71	USD	1,326	$(5,494)
10-Year Interest Rate Swap, 03/17/37	3.87%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	03/15/27	3.87	USD	4,080	(27,409)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	11/08/27	3.87	USD	1,770	(23,412)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaptions Written (continued)
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	2,180	$(39,231)
10-Year Interest Rate Swap, 02/02/38	4.10%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	01/31/28	4.10	USD	2,789	(58,798)
10-Year Interest Rate Swap, 02/09/38	4.07%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	02/07/28	4.07	USD	1,479	(29,801)
10-Year Interest Rate Swap, 03/22/38	3.94%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	03/20/28	3.94	USD	3,209	(56,120)
10-Year Interest Rate Swap, 04/09/38	4.06%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	04/07/28	4.06	USD	591	(12,510)
10-Year Interest Rate Swap, 04/26/38	4.03%	Annual	1-day SOFR, 3.66%	Annual	Goldman Sachs Inter- national	04/24/28	4.03	USD	2,582	(52,639)
10-Year Interest Rate Swap, 06/18/38	4.16%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	06/16/28	4.16	USD	1,382	(34,974)
										(340,388)
Put
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.66%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70	USD	8,768	(71,644)
2-Year Interest Rate Swap, 08/29/28	1-day SOFR, 3.66%	Annual	4.45%	Annual	Citibank N.A.	08/27/26	4.45	USD	11,840	(3,494)
2-Year Interest Rate Swap, 08/30/28	6-mo. EURIBOR, 2.71%	Semi-Annual	3.20%	Annual	Citibank N.A.	08/28/26	3.20	EUR	11,840	(9,305)
30-Year Interest Rate Swap, 10/11/56	1-day SOFR, 3.66%	Annual	4.65%	Annual	Morgan Stanley & Co. International PLC	10/09/26	4.65	USD	1,813	(20,848)
2-Year Interest Rate Swap, 10/14/28	6-mo. EURIBOR, 2.71%	Semi-Annual	3.08%	Annual	Morgan Stanley & Co. International PLC	10/12/26	3.08	EUR	5,182	(16,197)
5-Year Interest Rate Swap, 10/14/31	6-mo. EURIBOR, 2.71%	Semi-Annual	3.13%	Annual	Morgan Stanley & Co. International PLC	10/12/26	3.13	EUR	2,215	(13,237)
2-Year Interest Rate Swap, 10/22/28	6-mo. EURIBOR, 2.71%	Semi-Annual	3.20%	Annual	Bank of America N.A.	10/20/26	3.20	EUR	8,882	(20,327)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.66%	Annual	3.85%	Annual	Goldman Sachs Inter- national	10/21/26	3.85	USD	20,619	(150,731)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.66%	Annual	3.85%	Annual	Goldman Sachs Inter- national	10/21/26	3.85	USD	7,000	(51,172)
5-Year Interest Rate Swap, 10/23/31	1-day SOFR, 3.66%	Annual	4.35%	Annual	Citibank N.A.	10/21/26	4.35	USD	3,750	(16,749)
2-Year Interest Rate Swap, 11/04/28	1-day SOFR, 3.66%	Annual	4.50%	Annual	Goldman Sachs Inter- national	11/02/26	4.50	USD	9,055	(14,081)
10-Year Interest Rate Swap, 11/08/36	6-mo. EURIBOR, 2.71%	Semi-Annual	3.52%	Annual	Goldman Sachs Inter- national	11/06/26	3.52	EUR	1,856	(9,597)
2-Year Interest Rate Swap, 11/11/28	1-day SONIA, 3.73%	Annual	4.80%	Annual	Citibank N.A.	11/09/26	4.80	GBP	1,965	(3,723)
10-Year Interest Rate Swap, 03/06/37	1-day SOFR, 3.66%	Annual	3.71%	Annual	Citibank N.A.	03/04/27	3.71	USD	1,326	(72,480)
10-Year Interest Rate Swap, 03/17/37	1-day SOFR, 3.66%	Annual	3.87%	Annual	Bank of America N.A.	03/15/27	3.87	USD	4,080	(181,107)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.66%	Annual	4.30%	Annual	Goldman Sachs Inter- national	09/20/27	4.30	USD	11,936	(76,358)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.66%	Annual	4.30%	Annual	Bank of America N.A.	09/20/27	4.30	USD	10,000	(63,973)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.66%	Annual	4.30%	Annual	Goldman Sachs Inter- national	09/20/27	4.30	USD	11,000	(70,370)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaptions Written (continued)
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Goldman Sachs Inter- national	10/04/27	4.05	USD	15,959	$(138,030)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Goldman Sachs Inter- national	10/04/27	4.05	USD	3,000	(25,947)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Bank of America N.A.	10/04/27	4.05	USD	10,000	(86,490)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Goldman Sachs Inter- national	10/04/27	4.05	USD	9,000	(77,841)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR, 3.66%	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87	USD	1,770	(92,578)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.66%	Annual	4.00%	Annual	Morgan Stanley & Co. International PLC	12/08/27	4.00	USD	8,366	(79,295)
10-Year Interest Rate Swap, 12/18/37	1-day SOFR, 3.66%	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	2,180	(98,812)
10-Year Interest Rate Swap, 02/02/38	1-day SOFR, 3.66%	Annual	4.10%	Annual	Morgan Stanley & Co. International PLC	01/31/28	4.10	USD	2,789	(120,725)
10-Year Interest Rate Swap, 02/09/38	1-day SOFR, 3.66%	Annual	4.07%	Annual	Morgan Stanley & Co. International PLC	02/07/28	4.07	USD	1,479	(66,802)
10-Year Interest Rate Swap, 03/22/38	1-day SOFR, 3.66%	Annual	3.94%	Annual	Bank of America N.A.	03/20/28	3.94	USD	3,209	(168,688)
10-Year Interest Rate Swap, 04/09/38	1-day SOFR, 3.66%	Annual	4.06%	Annual	Bank of America N.A.	04/07/28	4.06	USD	591	(27,900)
10-Year Interest Rate Swap, 04/26/38	1-day SOFR, 3.66%	Annual	4.03%	Annual	Goldman Sachs Inter- national	04/24/28	4.03	USD	2,582	(127,659)
10-Year Interest Rate Swap, 06/18/38	1-day SOFR, 3.66%	Annual	4.16%	Annual	Morgan Stanley & Co. International PLC	06/16/28	4.16	USD	1,382	(62,107)
										(2,038,267)
										$(2,378,655)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.44.V1	5.00%	Quarterly	12/20/30	EUR	1,642	$76,760	$64,482	$12,278
CDX.NA.HY.46.V3	5.00	Quarterly	06/20/31	USD	12,974	(1,053,813)	(992,517)	(61,296)
Federative Republic of Brazil	1.00	Quarterly	06/20/31	USD	194	1,881	3,832	(1,951)
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	EUR	417	(50,447)	(32,534)	(17,913)
Republic of Colombia	1.00	Quarterly	06/20/31	USD	214	4,013	7,398	(3,385)
United Mexican States	1.00	Quarterly	06/20/31	USD	276	(1,949)	648	(2,597)
						$(1,023,555)	$(948,691)	$(74,864)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.91%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	09/11/26	MXN	12,064	$(419)	$1	$(420)
1-day TIIEFONDEO, 6.55%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	1,054	83	—	83
4.00%	At Termination	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/26	PLN	319	(1,761)	(14)	(1,747)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.66%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	12/17/26	ZAR	4,266	$508	$1	$507
6.72%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	12/17/26	ZAR	3,173	319	(38)	357
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	212	209	—	209
1-day BZDIOVER, 0.05%	At Termination	13.71%	At Termination	N/A	01/04/27	BRL	1,487	(1,719)	—	(1,719)
13.77%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	389	399	—	399
13.86%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	84	84	—	84
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	707	681	1	680
1-day SOFR, 3.66%	At Termination	3.50%	At Termination	N/A	06/10/27	USD	19,870	(94,911)	30	(94,941)
3-mo. JIBAR, 6.98%	Quarterly	7.31%	Quarterly	9/16/26(a)	09/16/27	ZAR	4,558	(340)	1	(341)
1-day SOFR, 3.66%	At Termination	3.23%	At Termination	12/11/26(a)	12/11/27	USD	10,230	(96,426)	34	(96,460)
3.88%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/27	PLN	630	(2,846)	(54)	(2,792)
3.95%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/27	PLN	358	(1,748)	(63)	(1,685)
6-mo. BUBOR, 5.55%	Semi-Annual	6.25%	Annual	N/A	12/17/27	HUF	45,011	5,566	—	5,566
6.55%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	12/17/27	ZAR	1,096	784	1	783
1-day BZDIOVER, 0.05%	At Termination	13.40%	At Termination	N/A	01/03/28	BRL	4,380	(7,236)	4	(7,240)
1-day BZDIOVER, 0.05%	At Termination	13.75%	At Termination	N/A	01/03/28	BRL	896	(523)	1	(524)
1-day BZDIOVER, 0.05%	At Termination	13.80%	At Termination	N/A	01/03/28	BRL	446	(209)	1	(210)
1-day BZDIOVER, 0.05%	At Termination	14.01%	At Termination	N/A	01/03/28	BRL	1,874	650	2	648
14.04%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/03/28	BRL	5,805	(2,498)	5	(2,503)
3.32%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	N/A	03/18/28	MYR	1,432	1,398	1	1,397
3.49%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	03/18/28	PLN	87	263	—	263
6-mo. BUBOR, 5.55%	Semi-Annual	5.76%	Annual	N/A	03/18/28	HUF	6,236	2	1	1
6.98%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	06/15/28	MXN	12,083	1,282	3	1,279
3-mo. KRW CDC, 2.95%	Quarterly	3.71%	Quarterly	N/A	06/17/28	KRW	113,146	110	1	109
3-mo. KRW CDC, 2.95%	Quarterly	3.77%	Quarterly	N/A	06/26/28	KRW	1,897,500	2,927	6	2,921
3-mo. KRW CDC, 2.95%	Quarterly	3.97%	Quarterly	9/16/26(a)	09/16/28	KRW	291,933	758	1	757
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	9/16/26(a)	09/16/28	CZK	9,811	(1,053)	2	(1,055)
1-day COOIS, 11.19%	Quarterly	11.74%	Quarterly	9/16/26(a)	09/16/28	COP	1,344,632	3,694	1	3,693

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	580	$266	$—	$266
1-day BZDIOVER, 0.05%	At Termination	12.90%	At Termination	N/A	01/02/29	BRL	356	(2,450)	—	(2,450)
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	336	(2,324)	—	(2,324)
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	N/A	01/02/29	BRL	1,837	(11,360)	1	(11,361)
1-day BZDIOVER, 0.05%	At Termination	14.41%	At Termination	N/A	01/02/29	BRL	7,475	12,994	6	12,988
1-day MIBOR, 6.64%	Semi-Annual	5.98%	Semi-Annual	N/A	06/29/29	INR	81,460	(4,460)	4	(4,464)
7.57%	Annual	1-day ZARONIA, 6.86%	Annual	9/16/26(a)	09/16/29	ZAR	9,954	807	6	801
11.19%	Quarterly	1-day COOIS, 11.19%	Quarterly	9/16/26(a)	09/16/30	COP	742,105	(4,590)	1	(4,591)
1-day TIIEFONDEO, 6.55%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	428	(326)	—	(326)
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	505	427	1	426
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.62%	Quarterly	N/A	12/17/30	CNY	693	732	1	731
4.05%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/30	PLN	142	(341)	(13)	(328)
1-day MIBOR, 6.64%	Semi-Annual	5.71%	Semi-Annual	N/A	12/17/30	INR	6,751	(1,611)	1	(1,612)
1-day MIBOR, 6.64%	Semi-Annual	5.93%	Semi-Annual	N/A	12/17/30	INR	9,841	(1,498)	1	(1,499)
6-mo. BUBOR, 5.55%	Semi-Annual	6.29%	Annual	N/A	12/17/30	HUF	6,630	1,402	—	1,402
6.86%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	12/17/30	ZAR	3,229	5,827	2	5,825
6.87%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	12/17/30	ZAR	1,533	2,748	1	2,747
1-day TIIEFONDEO, 6.55%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	644	(245)	—	(245)
3.58%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	N/A	03/18/31	CZK	712	1,309	1	1,308
3.62%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	N/A	03/18/31	CZK	714	1,258	1	1,257
6-mo. PRIBOR, 3.95%	Semi-Annual	3.74%	Annual	N/A	03/18/31	CZK	1,012	(1,503)	—	(1,503)
6-mo. BUBOR, 5.55%	Semi-Annual	5.98%	Annual	N/A	03/18/31	HUF	1,286	97	—	97
6.69%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	03/18/31	ZAR	573	1,366	—	1,366
1-day TIIEFONDEO, 6.55%	Monthly	7.68%	Monthly	N/A	04/07/31	MXN	2,310	(268)	1	(269)
7.55%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	04/10/31	MXN	2,592	1,076	1	1,075
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	3,653	$(1,496)	$1	$(1,497)
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	8,523	(3,519)	3	(3,522)
4.12%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	06/17/31	PLN	609	1,847	2	1,845
4.22%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	06/17/31	PLN	457	849	1	848
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	2,696	(971)	1	(972)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	1,328	(493)	—	(493)
4.40%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	06/17/31	PLN	233	(73)	1	(74)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.44%	Annual	N/A	06/17/31	CZK	1,122	(98)	—	(98)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.59%	Annual	N/A	06/17/31	CZK	843	208	1	207
6-mo. PRIBOR, 3.95%	Semi-Annual	4.61%	Annual	N/A	06/17/31	CZK	843	244	—	244
1-day MIBOR, 6.64%	Semi-Annual	6.51%	Semi-Annual	N/A	06/17/31	INR	10,854	742	1	741
7.66%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	07/09/31	MXN	3,669	960	2	958
3.98%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	9/16/26(a)	09/16/31	PLN	1,226	6,153	4	6,149
6-mo. PRIBOR, 3.95%	Semi-Annual	4.23%	Annual	9/16/26(a)	09/16/31	CZK	6,028	(3,857)	3	(3,860)
4.57%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	9/16/26(a)	09/16/31	CZK	4,425	(387)	3	(390)
3-mo. JIBAR, 6.98%	Quarterly	7.41%	Quarterly	9/16/26(a)	09/16/31	ZAR	2,959	(2,622)	2	(2,624)
3-mo. JIBAR, 6.98%	Quarterly	7.47%	Quarterly	9/16/26(a)	09/16/33	ZAR	1,391	(2,447)	2	(2,449)
3-mo. JIBAR, 6.98%	Quarterly	7.62%	Quarterly	9/16/26(a)	09/16/33	ZAR	3,244	(4,093)	3	(4,096)
1-day TIIEFONDEO, 6.55%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	366	43	1	42
1-day TIIEFONDEO, 6.55%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	129	(119)	—	(119)
3.87%	Quarterly	3-mo. KRW CDC, 2.95%	Quarterly	N/A	06/17/36	KRW	26,403	310	—	310
6-mo. BUBOR, 5.55%	Semi-Annual	5.49%	Annual	6/18/31(a)	06/18/36	HUF	12,259	615	1	614
6-mo. BUBOR, 5.55%	Semi-Annual	5.54%	Annual	6/18/31(a)	06/18/36	HUF	12,206	679	1	678
6-mo. BUBOR, 5.55%	Semi-Annual	5.65%	Annual	6/18/31(a)	06/18/36	HUF	12,449	835	—	835
1-day THOR, 0.99%	Quarterly	2.07%	Quarterly	9/16/26(a)	09/16/36	THB	3,957	(1,345)	2	(1,347)
1-day THOR, 0.99%	Quarterly	2.09%	Quarterly	9/16/26(a)	09/16/36	THB	1,067	(309)	1	(310)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.66%	Annual	4.09%	Annual	N/A	12/12/55	USD	14,300	$(927,764)	$447	$(928,211)
4.09%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/12/55	USD	14,300	930,182	2,952	927,230
								$(198,565)	$3,380	$(201,945)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00	Quarterly	Barclays Bank PLC	12/20/27	USD	3	$(90)	$48	$(138)
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day COOIS, 11.20%	Quarterly	10.78%	Quarterly	Goldman Sachs International	N/A	03/18/28	COP	$132,533	$(504)	$—	$(504)
1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	4.77%	Semi-Annual	Barclays Bank PLC	9/16/26(a)	09/16/28	CLP	187,760	(462)	—	(462)
1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	4.77%	Semi-Annual	Barclays Bank PLC	9/16/26(a)	09/16/28	CLP	137,269	(338)	—	(338)
1-day COOIS, 11.19%	Quarterly	11.00%	Quarterly	Citibank N.A.	9/16/26(a)	09/16/28	COP	179,887	(240)	—	(240)
1-day COOIS, 11.19%	Quarterly	11.00%	Quarterly	Citibank N.A.	9/16/26(a)	09/16/28	COP	277,472	(371)	—	(371)
1-day COOIS, 11.19%	Quarterly	11.17%	Quarterly	Morgan Stanley & Co. International PLC	9/16/26(a)	09/16/28	COP	190,775	(76)	—	(76)
1-day COOIS, 11.19%	Quarterly	11.17%	Quarterly	Morgan Stanley & Co. International PLC	9/16/26(a)	09/16/28	COP	123,680	(49)	—	(49)
1-day COOIS, 11.19%	Quarterly	10.45%	Quarterly	Morgan Stanley & Co. International PLC	9/16/26(a)	09/16/29	COP	352,957	(1,011)	—	(1,011)
1-day COOIS, 11.19%	Quarterly	10.46%	Quarterly	Morgan Stanley & Co. International PLC	9/16/26(a)	09/16/29	COP	1,062,600	(2,987)	—	(2,987)
1-day COOIS, 11.19%	Quarterly	10.47%	Quarterly	Citibank N.A.	9/16/26(a)	09/16/29	COP	713,110	(1,937)	—	(1,937)
1-day COOIS, 11.19%	Quarterly	10.77%	Quarterly	Morgan Stanley & Co. International PLC	9/16/26(a)	09/16/29	COP	302,071	(108)	—	(108)
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
10.60%	Quarterly	1-day COOIS, 11.20%	Quarterly	Goldman Sachs International	N/A	03/18/30	COP	$73,251	$103	$—	$103
5.42%	Semi-Annual	1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	BNP Paribas SA	N/A	06/17/36	CLP	53,205	595	—	595
									$(7,385)	$—	$(7,385)

(a)	Forward Swap.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.20%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	09/18/26	USD	9,519	$(90,122)	$—	$(90,122)
1-day SOFR minus 0.50%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/18/26	USD	896	(15,944)	—	(15,944)
1-day SOFR minus 0.50%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International PLC	N/A	09/18/26	USD	12,071	(110,362)	—	(110,362)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.85%, 3.66%	At Termination	Morgan Stanley & Co. International PLC	N/A	09/18/26	USD	11,246	98,557	—	98,557
									$(117,871)	$—	$(117,871)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$79,922	$(1,025,233)	$1,003,004	$(1,279,813)	$—
OTC Swaps	48	—	99,255	(224,649)	—
Options Written	N/A	(1,946,066)	390,100	(874,147)	(2,430,113)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,591	$—	$128,229	$—	$132,820
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$561,056	$—	$—	$561,056
Options Purchased
Investments at value — unaffiliated(b)	$—	$1,986	$10,096	$68,977	$414,846	$—	$495,905
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$12,278	$—	$—	$990,726	$—	$1,003,004
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$48	$98,557	$—	$698	$—	$99,303
	$—	$14,312	$113,244	$630,033	$1,534,499	$—	$2,292,088
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,082	$—	$1,110,814	$—	$1,115,896
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$335,027	$—	$—	$335,027
Options written
Options written at value	$—	$830	$24,514	$20,814	$2,383,955	$—	$2,430,113
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$87,142	$—	$—	$1,192,671	$—	$1,279,813
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$138	$216,428	$—	$8,083	$—	$224,649
	$—	$88,110	$246,024	$355,841	$4,695,523	$—	$5,385,498

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(73,343)	$—	$(3,226,678)	$—	$(3,300,021)
Forward foreign currency exchange contracts	—	—	—	170,196	—	—	170,196
Options purchased(a)	—	(3,156)	(6,048)	(13,490)	(287,485)	—	(310,179)
Options written	—	16,292	107,011	143,134	245,995	—	512,432
Swaps	—	601,071	(49,872)	—	172,398	30,364	753,961
	$—	$614,207	$(22,252)	$299,840	$(3,095,770)	$30,364	$(2,173,611)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$28,009	$—	$(884,176)	$—	$(856,167)
Forward foreign currency exchange contracts	—	—	—	38,028	—	—	38,028
Options purchased(b)	—	(657)	(7,328)	6,524	29,100	—	27,639
Options written	—	672	6,722	8,128	(578,063)	—	(562,541)
Swaps	—	(411,187)	(118,798)	—	(402,381)	(27,284)	(959,650)
	$—	$(411,172)	$(91,395)	$52,680	$(1,835,520)	$(27,284)	$(2,312,691)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$142,427,147
Average notional value of contracts — short	$17,704,503
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$39,154,385
Average amounts sold — in USD	$17,716,622
Options:
Average value of option contracts purchased	$23,970
Average value of option contracts written	$70,906
Average notional value of swaption contracts purchased	$28,352,178
Average notional value of swaption contracts written	171,525,464
Credit default swaps:
Average notional value — buy protection	$3,917,243
Average notional value — sell protection	$4,098,140
Interest rate swaps:
Average notional value — pays fixed rate	$33,274,945
Average notional value — receives fixed rate	$125,061,717
Inflation swaps:
Average notional value – pays fixed rate	$7,722,420
Average notional value – receives fixed rate	$3,648,102
Total return swaps:
Average notional value	$16,116,717
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$192,345
Forward foreign currency exchange contracts	561,056	335,027
Options	495,905 (a)	2,430,113
Swaps - centrally cleared	—	15,173
Swaps - OTC(b)	99,303	224,649
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,156,264	3,197,307
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(11,480)	(237,332)
Total derivative assets and liabilities subject to an MNA	$1,144,784	$2,959,975

(a)	Includes options purchased at value which is included in Investments at value -- Unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$38,832	$(38,832)	$—	$—	$—
Barclays Bank PLC	111,792	(62,577)	—	—	49,215
BNP Paribas SA	227,745	(35,084)	—	—	192,661
Citibank N.A.	99,579	(99,579)	—	—	—
Goldman Sachs International	25,254	(25,254)	—	—	—
JPMorgan Chase Bank N.A.	46,924	(46,769)	—	—	155
Morgan Stanley & Co. International PLC	567,734	(564,899)	—	—	2,835

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
UBS AG	$26,924	$(23,223)	$—	$—	$3,701
	$1,144,784	$(896,217)	$—	$—	$248,567

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Banco Santander SA	$1,406	$—	$—	$—	$1,406
Bank of America N.A.	868,981	(38,832)	—	—	830,149
Barclays Bank PLC	62,577	(62,577)	—	—	—
BNP Paribas SA	35,084	(35,084)	—	—	—
Citibank N.A.	188,817	(99,579)	—	—	89,238
Goldman Sachs International	852,848	(25,254)	—	—	827,594
JPMorgan Chase Bank N.A.	46,769	(46,769)	—	—	—
Morgan Stanley & Co. International PLC	880,270	(564,899)	—	—	315,371
UBS AG	23,223	(23,223)	—	—	—
	$2,959,975	$(896,217)	$—	$—	$2,063,758

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$95,033,174	$—	$95,033,174
Collateralized Mortgage Obligations	—	111,635,759	99,807	111,735,566
Convertible Bonds	286,050	112,883	—	398,933
Corporate Bonds & Notes	—	157,187,306	3,999,460	161,186,766
Fixed Rate Loan Interests	—	—	566,027	566,027
Floating Rate Loan Interests	—	574,844	—	574,844
Foreign Government Obligations	—	22,752,257	—	22,752,257
Municipal Debt Obligations	—	3,858,052	—	3,858,052
U.S. Government & Agency Obligations	—	602,346,591	—	602,346,591
Common Stocks	1,035,094	27,874	617,750	1,680,718
Investment Companies	17,439,067	—	—	17,439,067
Preferred Stocks	117,063	—	—	117,063
Warrants	—	—	89,245	89,245
Short-Term Securities
Money Market Funds	53,248,303	—	—	53,248,303
Options Purchased
Credit Contracts	—	1,986	—	1,986
Equity Contracts	10,096	—	—	10,096
Foreign Currency Exchange Contracts	—	68,977	—	68,977
Schedule of Investments

Consolidated Schedule of Investments (continued)
July 31, 2026
iShares Total Return Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Options Purchased (continued)
Interest Rate Contracts	$1,384	$413,462	$—	$414,846
Unfunded Floating Rate Loan Interests(a)	—	1,054	2,715	3,769
Liabilities
Investments
TBA Sales Commitments	—	(204,599,421)	—	(204,599,421)
	$72,137,057	$789,414,798	$5,375,004	$866,926,859
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$12,278	$—	$12,278
Equity Contracts	4,591	98,557	—	103,148
Foreign Currency Exchange Contracts	—	561,056	—	561,056
Interest Rate Contracts	128,229	991,424	—	1,119,653
Liabilities
Credit Contracts	—	(88,110)	—	(88,110)
Equity Contracts	(29,596)	(216,428)	—	(246,024)
Foreign Currency Exchange Contracts	—	(355,841)	—	(355,841)
Interest Rate Contracts	(1,116,114)	(3,579,409)	—	(4,695,523)
	$(1,012,890)	$(2,576,473)	$—	$(3,589,363)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
July 31, 2026

	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF (Consolidated)	iShares Floating Rate Loan Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,211,601,267	$83,497,952	$18,452,427,690	$46,315,996
Investments, at value—affiliated(c)	24,240,000	950,000	1,726,992,061	10,824,752
Cash	20,753,661	502,202	—	—
Cash pledged:
Collateral — options written	—	—	280,390,000	—
Collateral — OTC derivatives	—	—	17,940,000	—
Collateral — TBA commitments	—	—	42,859,550	—
Futures contracts	—	—	46,068,000	—
Centrally cleared swaps	—	—	34,287,000	52,000
Foreign currency, at value(d)	—	—	228,719,732	—
Receivables:
Investments sold	—	—	145,644,420	901,541
Options written	—	—	707,694	—
Securities lending income—affiliated	—	—	305,695	471
Swaps	—	—	2,074,871	—
TBA sales commitments	—	—	1,359,585,315	—
Loans	—	—	864,431	51,771
Capital shares sold	5,196,244	44,584	31,190,587	—
Dividends—unaffiliated	—	—	29,220	—
Dividends—affiliated	103,976	3,136	1,276,979	21,388
Interest—unaffiliated	4,847,608	215,458	158,088,698	150,968
Variation margin on futures contracts	—	—	4,834,294	—
Variation margin on centrally cleared swaps	—	—	—	445
Swap premiums paid	—	—	220,021	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	83,615,963	—
OTC swaps	—	—	1,648,382	45,839
Unfunded floating rate loan interests	—	—	92,770	550
Total assets	2,266,742,756	85,213,332	22,619,863,373	58,365,721
LIABILITIES
Bank overdraft	—	—	2,123,588	22,335
Cash received as collateral for OTC derivatives	—	—	12,880,000	—
Collateral on securities loaned, at value	—	—	762,773,187	1,916,114
Options written, at value(e)	—	—	17,782,222	—
TBA sales commitments, at value(f)	—	—	1,355,639,852	—
Payables:
Investments purchased	52,775,588	995,168	4,304,819,133	2,720,450
Swaps	—	—	473,275	—
Investment advisory fees	359,887	30,418	5,269,070	23,837
Options written	—	—	1,508,379	—
Variation margin on centrally cleared swaps	—	—	988,966	—
Swap premiums received	—	—	2,034,991	17,596
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	28,077,271	—
OTC derivatives	—	—	6,993,446	—
Unfunded floating rate loan interests	—	—	27,172	650
Total liabilities	53,135,475	1,025,586	6,501,390,552	4,700,982
Commitments and contingent liabilities
NET ASSETS	$2,213,607,281	$84,187,746	$16,118,472,821	$53,664,739
NET ASSETS CONSIST OF
Paid-in capital	$2,206,378,210	$85,052,354	$16,381,817,856	$54,914,772
Accumulated earnings (loss)	7,229,071	(864,608)	(263,345,035)	(1,250,033)
NET ASSETS	$2,213,607,281	$84,187,746	$16,118,472,821	$53,664,739
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2026
	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF (Consolidated)	iShares Floating Rate Loan Active ETF
NET ASSET VALUE
Shares outstanding	42,600,000	1,700,000	310,700,000	1,050,000
Net asset value	$51.96	$49.52	$51.88	$51.11
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,212,095,712	$84,541,043	$18,569,847,560	$47,231,857
(b) Securities loaned, at value	$—	$—	$739,091,379	$1,866,531
(c) Investments, at cost—affiliated	$24,240,000	$950,000	$1,731,210,547	$10,821,993
(d) Foreign currency, at cost	$—	$—	$225,838,891	$—
(e) Premiums received	$—	$—	$13,067,241	$—
(f) Proceeds from TBA sales commitments	$—	$—	$1,359,585,315	$—
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
July 31, 2026

	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF (Consolidated)
ASSETS
Investments, at value—unaffiliated(a)(b)	$517,291,587	$447,232,629	$742,567,707	$1,000,835,141
Investments, at value—affiliated(c)	20,177,918	543,471	54,497,077	70,687,370
Cash	32	—	—	—
Cash pledged:
Futures contracts	—	—	—	1,705,000
Centrally cleared swaps	—	—	—	958,978
Foreign currency, at value(d)	—	—	—	2,202,324
Receivables:
Investments sold	—	—	148,053	7,971,226
Options written	—	—	—	16,144
Securities lending income—affiliated	—	—	—	3,889
Swaps	—	—	—	116,543
TBA sales commitments	—	—	—	206,714,552
Loans	—	—	—	1,225
Capital shares sold	—	2,515,827	2,205,312	4,932,794
Dividends—unaffiliated	—	—	—	1,454
Dividends—affiliated	47,907	225,654	88,148	114,728
Interest—unaffiliated	5,627,981	3,193,453	7,966,591	5,926,339
Swap premiums paid	—	—	—	48
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	—	561,056
OTC swaps	—	—	—	99,255
Unfunded floating rate loan interests	—	—	—	3,769
Total assets	543,145,425	453,711,034	807,472,888	1,302,851,835
LIABILITIES
Bank overdraft	—	400,052	—	18,453
Collateral on securities loaned, at value	—	—	—	7,213,861
Options written, at value(e)	—	—	—	2,430,113
TBA sales commitments, at value(f)	—	—	—	204,599,421
Payables:
Investments purchased	4,064,556	5,423,800	4,515,026	347,492,747
Swaps	—	—	—	126,767
Investment advisory fees	130,023	69,882	224,839	225,038
Options written	—	—	—	29,348
Variation margin on futures contracts	—	—	—	192,345
Variation margin on centrally cleared swaps	—	—	—	15,173
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	—	335,027
OTC derivatives	—	—	—	224,649
Total liabilities	4,194,579	5,893,734	4,739,865	562,902,942
Commitments and contingent liabilities
NET ASSETS	$538,950,846	$447,817,300	$802,733,023	$739,948,893
NET ASSETS CONSIST OF
Paid-in capital	$544,230,834	$448,352,672	$816,938,245	$756,291,204
Accumulated loss	(5,279,988)	(535,372)	(14,205,222)	(16,342,311)
NET ASSETS	$538,950,846	$447,817,300	$802,733,023	$739,948,893
NET ASSET VALUE
Shares outstanding	22,700,000	8,900,000	36,400,000	15,000,000
Net asset value	$23.74	$50.32	$22.05	$49.33
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2026
	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF (Consolidated)
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$522,311,664	$448,370,018	$751,763,518	$1,015,115,236
(b) Securities loaned, at value	$—	$—	$—	$6,935,986
(c) Investments, at cost—affiliated	$20,177,918	$543,471	$54,496,988	$70,926,019
(d) Foreign currency, at cost	$—	$—	$—	$2,183,847
(e) Premiums received	$—	$—	$—	$1,946,066
(f) Proceeds from TBA sales commitments	$—	$—	$—	$206,714,552
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2026

	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF (Consolidated)	iShares Floating Rate Loan Active ETF
INVESTMENT INCOME
Dividends—affiliated	$769,241	$63,317	$37,630,877	$372,554
Interest—unaffiliated	83,944,646	5,095,075	805,772,179	3,455,241
Securities lending income—affiliated—net	—	—	3,435,712	2,220
Other income—unaffiliated	—	—	1,153,048	31,818
Foreign taxes withheld	—	—	(1,226,246)	—
Total investment income	84,713,887	5,158,392	846,765,570	3,861,833
EXPENSES
Investment advisory	3,263,476	328,427	75,471,815	342,792
Commitment costs	4,851	256	43,628	—
Interest expense	1,267	—	(3,752)	—
Total expenses	3,269,594	328,683	75,511,691	342,792
Less:
Investment advisory fees waived	(18,558)	(1,523)	(16,642,712)	(37,475)
Total expenses after fees waived	3,251,036	327,160	58,868,979	305,317
Net investment income	81,462,851	4,831,232	787,896,591	3,556,516
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(493,198)	(159,283)	27,356,803	(369,891)
Investments—affiliated	—	—	(2,313,893)	42,650
Forward foreign currency exchange contracts	—	—	20,159,049	—
Foreign currency transactions	—	—	5,862,811	—
Futures contracts	—	—	2,874,820	—
In-kind redemptions—unaffiliated	(48,989)	—	2,896,431	—
Options written	—	—	35,800,874	—
Swaps	—	—	(9,802,481)	(3,199)
	(542,187)	(159,283)	82,834,414	(330,440)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(1,322,544)	(463,287)	(273,344,886)	(836,492)
Investments—affiliated	—	—	(8,957,141)	(76,245)
Forward foreign currency exchange contracts	—	—	(12,288,943)	—
Foreign currency translations	—	—	2,820,015	—
Futures contracts	—	—	5,710,573	—
Options written	—	—	(6,128,160)	—
Swaps	—	—	(23,225,621)	(8,900)
Unfunded floating rate loan interests	—	—	52,138	(66)
	(1,322,544)	(463,287)	(315,362,025)	(921,703)
Net realized and unrealized loss	(1,864,731)	(622,570)	(232,527,611)	(1,252,143)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,598,120	$4,208,662	$555,368,980	$2,304,373
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended July 31, 2026

	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF (Consolidated)
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$—	$17
Dividends—affiliated	392,909	12,275	818,019	1,394,501
Interest—unaffiliated	11,876,593	6,879,596	23,381,678	22,862,386
Securities lending income—affiliated—net	—	—	—	56,444
Other income—unaffiliated	—	—	—	14,562
Foreign taxes withheld	—	—	—	(15,266)
Total investment income	12,269,502	6,891,871	24,199,697	24,312,644
EXPENSES
Investment advisory	1,305,654	638,869	2,044,239	1,926,770
Commitment costs	963	737	1,500	1,449
Interest expense	—	111	—	—
Total expenses	1,306,617	639,717	2,045,739	1,928,219
Less:
Investment advisory fees waived	(363,147)	(129,121)	(332,492)	(150,277)
Total expenses after fees waived	943,470	510,596	1,713,247	1,777,942
Net investment income	11,326,032	6,381,275	22,486,450	22,534,702
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	182,409	(301)	(709,514)	(872,090)
Investments—affiliated	—	—	—	(282,670)
Forward foreign currency exchange contracts	—	—	—	170,196
Foreign currency transactions	—	—	—	158,427
Futures contracts	—	—	—	(3,300,021)
Options written	—	—	—	512,432
Swaps	—	—	—	753,961
	182,409	(301)	(709,514)	(2,859,765)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(5,105,881)	(1,544,484)	(2,763,603)	(12,488,692)
Investments—affiliated	—	—	—	(240,039)
Forward foreign currency exchange contracts	—	—	—	38,028
Foreign currency translations	—	—	—	4,525
Futures contracts	—	—	—	(856,167)
Options written	—	—	—	(562,541)
Swaps	—	—	—	(959,650)
Unfunded floating rate loan interests	—	—	—	3,769
	(5,105,881)	(1,544,484)	(2,763,603)	(15,060,767)
Net realized and unrealized loss	(4,923,472)	(1,544,785)	(3,473,117)	(17,920,532)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,402,560	$4,836,490	$19,013,333	$4,614,170
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares AAA CLO Active ETF		iShares BBB-B CLO Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Period From 01/29/25(a) to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$81,462,851	$39,784,753	$4,831,232	$2,217,233
Net realized loss	(542,187)	(426,972)	(159,283)	(143,431)
Net change in unrealized appreciation (depreciation)	(1,322,544)	398,758	(463,287)	(579,804)
Net increase in net assets resulting from operations	79,598,120	39,756,539	4,208,662	1,493,998
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(77,312,395)	(37,420,342)	(4,734,993)	(1,832,275)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,187,728,651	621,685,651	19,864,224	65,188,130
NET ASSETS
Total increase in net assets	1,190,014,376	624,021,848	19,337,893	64,849,853
Beginning of period	1,023,592,905	399,571,057	64,849,853	—
End of period	$2,213,607,281	$1,023,592,905	$84,187,746	$64,849,853

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Flexible Income Active ETF		iShares Floating Rate Loan Active ETF
	Year Ended(a) 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$787,896,591	$408,422,118	$3,556,516	$4,139,704
Net realized gain (loss)	82,834,414	(185,560,705)	(330,440)	(471,919)
Net change in unrealized appreciation (depreciation)	(315,362,025)	218,089,274	(921,703)	(74,484)
Net increase in net assets resulting from operations	555,368,980	440,950,687	2,304,373	3,593,301
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(861,648,994)	(443,863,977)	(3,574,011)	(4,192,674)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,696,347,001	7,108,306,780	(5,081,149)	10,803,601
NET ASSETS
Total increase (decrease) in net assets	5,390,066,987	7,105,393,490	(6,350,787)	10,204,228
Beginning of year	10,728,405,834	3,623,012,344	60,015,526	49,811,298
End of year	$16,118,472,821	$10,728,405,834	$53,664,739	$60,015,526

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Intermediate Muni Income Active ETF		iShares Short-Term California Muni Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,326,032	$1,961,542	$6,381,275	$1,817,170
Net realized gain (loss)	182,409	(797,686)	(301)	265
Net change in unrealized appreciation (depreciation)	(5,105,881)	(52,568)	(1,544,484)	332,749
Net increase in net assets resulting from operations	6,402,560	1,111,288	4,836,490	2,150,184
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,309,241)	(1,701,151)	(6,055,731)	(1,620,423)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	426,126,454	95,995,601	317,899,926	97,939,289
NET ASSETS
Total increase in net assets	422,219,773	95,405,738	316,680,685	98,469,050
Beginning of year	116,731,073	21,325,335	131,136,615	32,667,565
End of year	$538,950,846	$116,731,073	$447,817,300	$131,136,615

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Short Duration High Yield Muni Active ETF		iShares Total Return Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended(a) 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$22,486,450	$12,322,770	$22,534,702	$7,672,714
Net realized loss	(709,514)	(3,723,604)	(2,859,765)	(1,078,506)
Net change in unrealized appreciation (depreciation)	(2,763,603)	(9,706,656)	(15,060,767)	21,306
Net increase (decrease) in net assets resulting from operations	19,013,333	(1,107,490)	4,614,170	6,615,514
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(21,235,937)	(11,609,745)	(21,124,114)	(8,073,402)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	438,223,063	231,573,107	498,588,825	167,418,285
NET ASSETS
Total increase in net assets	436,000,459	218,855,872	482,078,881	165,960,397
Beginning of year	366,732,564	147,876,692	257,870,012	91,909,615
End of year	$802,733,023	$366,732,564	$739,948,893	$257,870,012

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares AAA CLO Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Period From 01/10/23(a) to 07/31/23
Net asset value, beginning of period	$51.96	$51.89	$50.96	$50.01
Net investment income(b)	2.59	3.01	3.49	1.73
Net realized and unrealized gain (loss)(c)	(0.05)	0.05	0.60	0.60
Net increase from investment operations	2.54	3.06	4.09	2.33
Distributions(d)
From net investment income	(2.54)	(2.97)	(3.16)	(1.38)
From net realized gain	—	(0.02)	—	—
Total distributions	(2.54)	(2.99)	(3.16)	(1.38)
Net asset value, end of period	$51.96	$51.96	$51.89	$50.96
Total Return(e)
Based on net asset value	5.03%	6.09%	8.29%	4.73%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.20%	0.20%	0.20%(h)
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%(h)
Net investment income	4.99%	5.82%	6.77%	6.20%(h)
Supplemental Data
Net assets, end of period (000)	$2,213,607	$1,023,593	$399,571	$40,768
Portfolio turnover rate(i)	101%	89%	33%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares BBB-B CLO Active ETF
	Year Ended 07/31/26	Period From 01/29/25(a) to 07/31/25
Net asset value, beginning of period	$49.88	$50.00
Net investment income(b)	3.28	1.82
Net realized and unrealized loss(c)	(0.39)	(0.44)
Net increase from investment operations	2.89	1.38
Distributions from net investment income(d)	(3.25)	(1.50)
Net asset value, end of period	$49.52	$49.88
Total Return(e)
Based on net asset value	6.01%	2.84%(f)
Ratios to Average Net Assets(g)
Total expenses	0.45%	0.45%(h)
Total expenses after fees waived	0.45%	0.45%(h)
Net investment income	6.62%	7.35%(h)
Supplemental Data
Net assets, end of period (000)	$84,188	$64,850
Portfolio turnover rate(i)	23%	30%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Flexible Income Active ETF
	Year Ended 07/31/26(a)	Year Ended 07/31/25	Year Ended 07/31/24	Period From 05/19/23(b) to 07/31/23
Net asset value, beginning of period	$52.65	$52.70	$50.81	$50.00
Net investment income(c)	2.74	2.90	3.03	0.54
Net realized and unrealized gain (loss)(d)	(0.46)	0.40	1.49	0.52
Net increase from investment operations	2.28	3.30	4.52	1.06
Distributions(e)
From net investment income	(2.91)	(3.35)	(2.63)	(0.25)
From net realized gain	(0.14)	—	—	—
Total distributions	(3.05)	(3.35)	(2.63)	(0.25)
Net asset value, end of period	$51.88	$52.65	$52.70	$50.81
Total Return(f)
Based on net asset value	4.40%	6.50%	9.17%	2.14%(g)
Ratios to Average Net Assets(h)
Total expenses	0.50%	0.50%	0.50%	0.50%(i)
Total expenses after fees waived	0.39%	0.38%	0.38%	0.37%(i)
Net investment income	5.22%	5.55%	5.82%	5.39%(i)
Supplemental Data
Net assets, end of period (000)	$16,118,473	$10,728,406	$3,623,012	$129,574
Portfolio turnover rate(j)(k)	389%	291%	200%	54%
(a) Consolidated Financial Highlights.
(b) Commencement of operations.
(c) Based on average shares outstanding.
(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Portfolio turnover rate (excluding MDRs)	234%	186%	128%	—
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Loan Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Period From 10/04/22(a) to 07/31/23
Net asset value, beginning of period	$52.19	$52.43	$52.01	$50.37
Net investment income(b)	3.21	3.67	4.46	3.47
Net realized and unrealized gain (loss)(c)	(1.08)	(0.13)	0.41	1.25
Net increase from investment operations	2.13	3.54	4.87	4.72
Distributions(d)
From net investment income	(3.21)	(3.62)	(4.45)	(3.08)
From net realized gain	—	(0.16)	—	—
Total distributions	(3.21)	(3.78)	(4.45)	(3.08)
Net asset value, end of period	$51.11	$52.19	$52.43	$52.01
Total Return(e)
Based on net asset value	4.20%	7.04%	9.82%	9.62%(f)
Ratios to Average Net Assets(g)
Total expenses	0.60%	0.60%	0.61%	0.60%(h)
Total expenses after fees waived	0.53%	0.53%	0.53%	0.53%(h)
Net investment income	6.23%	7.06%	8.56%	8.25%(h)
Supplemental Data
Net assets, end of period (000)	$53,665	$60,016	$49,811	$20,803
Portfolio turnover rate(i)	40%	38%	33%	22%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Muni Income Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22
Net asset value, beginning of year	$23.35	$23.69	$23.56	$24.02	$25.74
Net investment income(a)	0.83	0.88	0.84	0.67	0.34
Net realized and unrealized gain (loss)(b)	0.37	(0.40)	0.13	(0.45)	(1.67)
Net increase (decrease) from investment operations	1.20	0.48	0.97	0.22	(1.33)
Distributions(c)
From net investment income	(0.81)	(0.82)	(0.84)	(0.68)	(0.32)
From net realized gain	—	—	—	—	(0.07)
Total distributions	(0.81)	(0.82)	(0.84)	(0.68)	(0.39)
Net asset value, end of year	$23.74	$23.35	$23.69	$23.56	$24.02
Total Return(d)
Based on net asset value	5.19%	2.01%	4.23%	0.97%	(5.21)%
Ratios to Average Net Assets(e)
Total expenses	0.40%	0.40%	0.41%	0.40%	0.40%
Total expenses after fees waived	0.29%	0.29%	0.31%	0.29%	0.30%
Net investment income	3.47%	3.74%	3.59%	2.88%	1.36%
Supplemental Data
Net assets, end of year (000)	$538,951	$116,731	$21,325	$25,915	$33,628
Portfolio turnover rate(f)	47%	66%	58%	72%	30%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Short-Term California Muni Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Period From 07/11/23(a) to 07/31/23
Net asset value, beginning of period	$50.44	$50.26	$50.06	$50.00
Net investment income(b)	1.26	1.46	1.60	0.04
Net realized and unrealized gain (loss)(c)	(0.10)	0.15	0.09	0.02
Net increase from investment operations	1.16	1.61	1.69	0.06
Distributions from net investment income(d)	(1.28)	(1.43)	(1.49)	—
Net asset value, end of period	$50.32	$50.44	$50.26	$50.06
Total Return(e)
Based on net asset value	2.32%	3.26%	3.43%	0.11%(f)
Ratios to Average Net Assets(g)
Total expenses	0.25%	0.25%	0.26%	0.25%(h)
Total expenses after fees waived	0.20%	0.20%	0.21%	0.19%(h)
Net investment income	2.50%	2.90%	3.19%	1.60%(h)
Supplemental Data
Net assets, end of period (000)	$447,817	$131,137	$32,668	$17,520
Portfolio turnover rate(i)	52%	113%	175%	68%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Short Duration High Yield Muni Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22
Net asset value, beginning of year	$21.96	$22.75	$21.64	$22.74	$26.80
Net investment income(a)	0.98	1.03	1.01	0.94	0.79
Net realized and unrealized gain (loss)(b)	0.07	(0.83)	1.10	(1.13)	(3.81)
Net increase (decrease) from investment operations	1.05	0.20	2.11	(0.19)	(3.02)
Distributions(c)
From net investment income	(0.96)	(0.99)	(1.00)	(0.91)	(0.81)
From net realized gain	—	—	—	—	(0.23)
Total distributions	(0.96)	(0.99)	(1.00)	(0.91)	(1.04)
Net asset value, end of year	$22.05	$21.96	$22.75	$21.64	$22.74
Total Return(d)
Based on net asset value	4.85%	0.86%	10.10%	(0.71)%	(11.55)%
Ratios to Average Net Assets(e)
Total expenses	0.40%	0.44%	0.46%	0.45%	0.45%
Total expenses after fees waived	0.34%	0.33%	0.34%	0.33%	0.34%
Net investment income	4.40%	4.57%	4.63%	4.39%	3.23%
Supplemental Data
Net assets, end of year (000)	$802,733	$366,733	$147,877	$60,586	$27,291
Portfolio turnover rate(f)	31%	50%	46%	30%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Total Return Active ETF
	Year Ended 07/31/26(a)	Year Ended 07/31/25	Period From 12/12/23(b) to 07/31/24
Net asset value, beginning of period	$50.07	$51.06	$50.00
Net investment income(c)	2.36	2.42	1.56
Net realized and unrealized gain (loss)(d)	(0.75)	(0.65)	0.82
Net increase from investment operations	1.61	1.77	2.38
Distributions(e)
From net investment income	(2.29)	(2.49)	(1.32)
From net realized gain	(0.06)	(0.27)	—
Total distributions	(2.35)	(2.76)	(1.32)
Net asset value, end of period	$49.33	$50.07	$51.06
Total Return(f)
Based on net asset value	3.20%	3.59%	4.84%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%	0.40%	0.40%(i)
Total expenses after fees waived	0.37%	0.37%	0.37%(i)
Net investment income	4.68%	4.83%	4.90%(i)
Supplemental Data
Net assets, end of period (000)	$739,949	$257,870	$91,910
Portfolio turnover rate(j)(k)	864%	647%	379%
(a) Consolidated Financial Highlights.
(b) Commencement of operations.
(c) Based on average shares outstanding.
(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
	Year Ended 07/31/26	Year Ended 07/31/25	Period From 12/12/23(a) to 07/31/24
Portfolio turnover rate (excluding MDRs)	507%	395%	281%
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares AAA CLO Active ETF	AAA CLO Active	Diversified(a)
iShares BBB-B CLO Active ETF	BBB-B CLO Active	Non-diversified
iShares Flexible Income Active ETF	Flexible Income Active	Diversified(a)
iShares Floating Rate Loan Active ETF	Floating Rate Loan Active	Diversified(a)
iShares Intermediate Muni Income Active ETF	Intermediate Muni Income Active	Non-diversified
iShares Short-Term California Muni Active ETF	Short-Term California Muni Active	Non-diversified
iShares Short Duration High Yield Muni Active ETF	Short Duration High Yield Muni Active	Non-diversified
iShares Total Return Active ETF	Total Return Active	Diversified

(a)	The Fund's classification changed from non-diversified to diversified during the reporting period.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of BINC include the accounts of BINC Subsidiary, LLC (the “BINC Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BINC. The BINC Taxable Subsidiary enables BINC to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the BINC Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BINC. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for BINC. Taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities. BINC may invest up to 25% of its total assets in the BINC Taxable Subsidiary. The net assets of the BINC Taxable Subsidiary as of period end were $5,614,862, which is less than 0.1% of BINC’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of BRTR include the accounts of BRTR Subsidiary, LLC (the “BRTR Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BRTR. The BRTR Taxable Subsidiary enables BRTR to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the BRTR Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BRTR. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for BRTR. Taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities. BRTR may invest up to 25% of its total assets in the BRTR Taxable Subsidiary. The net assets of the BRTR Taxable Subsidiary as of period end were $89,245, which is less than 0.1% of BRTR’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains
Notes to Financial Statements

Notes to Financial Statements  (continued)
(losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA, the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
• Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such
Notes to Financial Statements

Notes to Financial Statements  (continued)
as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than its underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.  Such agreements may obligate a fund to make future cash payments.  As of July 31, 2026 , Flexible Income Active and Total Return Active had outstanding commitments of $6,371,591 and $579,000, respectively . These commitments are not included in the net assets of Flexible Income Active and Total Return Active as of July 31, 2026.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Flexible Income Active
Barclays Bank PLC	$53,967,225	$(53,967,225)	$—	$—
Barclays Capital Inc.	193,851,674	(193,851,674)	—	—
BNP Paribas Prime Brokerage International Ltd.	25,031,771	(25,031,771)	—	—
BofA Securities, Inc.	7,066,003	(7,066,003)	—	—
Citadel Clearing LLC	4,004,254	(4,004,254)	—	—
Citigroup Global Markets, Inc.	179,574,470	(179,574,470)	—	—
Goldman Sachs & Co. LLC	984,722	(984,722)	—	—
Goldman Sachs & Co. LLC.	16,288,395	(16,288,395)	—	—
J.P. Morgan Securities LLC	64,410,329	(64,410,329)	—	—
Jefferies LLC	10,121,034	(10,121,034)	—	—
Morgan Stanley	60,468,064	(60,468,064)	—	—
National Bank Financial Inc.	7,032,106	(7,032,106)	—	—
RBC Capital Markets LLC	22,122,984	(22,122,984)	—	—
Santander US Capital Markets LLC	2,085,531	(2,085,531)	—	—
Scotia Capital (USA), Inc.	12,346,515	(12,346,515)	—	—
TD Securities (USA) LLC	4,331,699	(4,331,699)	—	—
UBS Securities LLC	249,970	(249,970)	—	—
Wells Fargo Bank N.A.	57,193,981	(57,193,981)	—	—
Wells Fargo Securities LLC	17,960,652	(17,960,652)	—	—
	$739,091,379	$(739,091,379)	$—	$—
Floating Rate Loan Active
Citigroup Global Markets, Inc.	$155,158	$(155,158)	$—	$—
Wells Fargo Bank, National Association	1,711,373	(1,711,373)	—	—
	$1,866,531	$(1,866,531)	$—	$—
Total Return Active
Barclays Bank PLC	$674,307	$(674,307)	$—	$—
BNP Paribas Prime Brokerage International Ltd.	2,451,841	(2,451,841)	—	—
BofA Securities, Inc.	99,149	(99,149)	—	—
Citigroup Global Markets, Inc.	765,051	(765,051)	—	—
HSBC Bank PLC	1,005	(1,005)	—	—
J.P. Morgan Securities LLC	711,823	(711,823)	—	—
Morgan Stanley	1,458,689	(1,458,689)	—	—
National Bank Financial Inc.	13,668	(13,668)	—	—
RBC Capital Markets LLC	707,991	(707,991)	—	—
Scotia Capital (USA), Inc.	52,462	(52,462)	—	—
	$6,935,986	$(6,935,986)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Flexible Income Active	Coreweave Compute Acquisition Co. IV LLC	$32,553,561	$32,472,177	$32,553,561	$81,384
	Coreweave Financing DDTL V LLC	1,518,090	1,502,909	1,514,295	11,386
	Vehis Auto Leasing 2025 Designated Activity Co.	5,846,428	1,592,208	1,565,036	(27,172)
					$65,598

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Floating Rate Loan Active	Azuria Water Solutions, Inc.	$15,372	$15,350	$15,307	$(43)
	Chicago U.S. Midco III LP	23,111	23,111	23,063	(48)
	Citrin Cooperman Advisors LLC	5,097	5,295	4,919	(376)
	Coreweave Financing DDTL V LLC	97,996	97,298	97,751	453
	CP Iris Holdco I, Inc.	4,213	4,195	4,045	(150)
	Kaman Corp.	5,114	5,108	5,110	2
	Pinnacle Buyer LLC	15,618	15,618	15,672	54
	Pye-Barker Fire & Safety LLC	12,166	12,165	12,206	41
	Raven Acquisition Holdings LLC	6,284	6,277	6,244	(33)
					$(100)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Total Return Active	Coreweave Compute Acquisition Co. IV LLC	$1,085,973	$1,083,258	$1,085,973	$2,715
	Coreweave Financing DDTL V LLC	140,480	139,075	140,129	1,054
					$3,769
5. DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Notes to Financial Statements

Notes to Financial Statements  (continued)
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
• Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund's holdings, as a duration management technique or to protect against an increase in the price of securities the Funds anticipate purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
• Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
• Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap.  Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.  Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps are entered into by the Flexible Income Active, Floating Rate Loan Active and Total Return Active to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting
Notes to Financial Statements

Notes to Financial Statements  (continued)
terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
AAA CLO Active	0.20%
BBB-B CLO Active	0.45
Flexible Income Active	0.50
Floating Rate Loan Active	0.60
Intermediate Muni Income Active	0.40
Short-Term California Muni Active	0.25
Short Duration High Yield Muni Active	0.40
For its investment advisory services to the Total Return Active, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
Over $1 billion, up to and including $3 billion	0.38
Over $3 billion, up to and including $5 billion	0.36
Over $5 billion, up to and including $10 billion	0.35
Over $10 billion	0.34
Expense Waivers: For the Flexible Income Active and Intermediate Muni Income Active, BFA has contractually agreed to waive 0.10% of the management fee through June 30, 2027.  For the Floating Rate Loan Active and Short-Term California Muni Active, BFA has contractually agreed to waive 0.05% of the management fee through June 30, 2027. For Short Duration High Yield Muni Active, BFA had contractually agreed to waive 0.05% of the management fee through June 30, 2026. This contractual waiver was not renewed. For the Total Return Active, BFA has contractually agreed to waive 0.02% of the management fee through June 30, 2027. Each agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
BFA may also from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Flexible Income Active	$15,094,363
Floating Rate Loan Active	28,566
Intermediate Muni Income Active	326,413
Short-Term California Muni Active	127,774
Short Duration High Yield Muni Active	255,530
Total Return Active	96,338
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
AAA CLO Active	$18,558
BBB-B CLO Active	1,523
Flexible Income Active	1,548,349
Floating Rate Loan Active	8,909
Intermediate Muni Income Active	36,734
Short-Term California Muni Active	1,347
Short Duration High Yield Muni Active	76,962
Total Return Active	53,939
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to Flexible Income Active and Total Return Active.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements  (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Fixed-Income Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Consolidated Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Flexible Income Active	$888,209
Floating Rate Loan Active	766
Total Return Active	13,968
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
AAA CLO Active	$—	$—	$1,659,478,034	$2,003,339,388
BBB-B CLO Active	—	—	32,687,487	16,722,345
Flexible Income Active	44,554,268,450	42,985,797,934	22,901,654,928	18,678,292,443
Floating Rate Loan Active	—	—	20,854,124	27,811,853
Intermediate Muni Income Active	—	—	547,740,862	144,116,962
Short-Term California Muni Active	—	—	232,311,910	66,269,147
Short Duration High Yield Muni Active	—	—	563,570,818	148,229,719
Total Return Active	4,460,765,657	4,229,482,369	604,476,299	347,916,414
For the year ended July 31, 2026, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Flexible Income Active	$24,588,570,256	$24,604,589,057
Total Return Active	1,889,214,727	1,889,686,352
For the year ended July 31, 2026, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
AAA CLO Active	$1,576,083,278	$50,316,200
BBB-B CLO Active	5,000,159	—
Flexible Income Active	1,095,142,130	206,183,285
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
AAA CLO Active	$(48,989)	$48,989
Flexible Income Active	991,902	(991,902)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 07/31/26	Year Ended 07/31/25
AAA CLO Active
Ordinary income	$77,312,395	$37,306,626
Long-term capital gains	—	113,716
	$77,312,395	$37,420,342

Fund Name	Year Ended 07/31/26	Period Ended 07/31/25
BBB-B CLO Active
Ordinary income	$4,734,993	$1,832,275

Fund Name	Year Ended 07/31/26	Year Ended 07/31/25
Flexible Income Active
Ordinary income	$861,218,314	$443,863,977
Long-term capital gains	430,680	—
	$861,648,994	$443,863,977
Floating Rate Loan Active
Ordinary income	$3,574,011	$4,040,333
Long-term capital gains	—	152,341
	$3,574,011	$4,192,674
Intermediate Muni Income Active
Tax-exempt income(a)	$10,275,591	$1,682,352
Ordinary income	33,650	18,799
	$10,309,241	$1,701,151
Short-Term California Muni Active
Tax-exempt income(a)	$6,051,166	$1,619,728
Ordinary income	4,565	695
	$6,055,731	$1,620,423
Short Duration High Yield Muni Active
Tax-exempt income(a)	$20,031,114	$11,293,158
Ordinary income	1,204,823	316,587
	$21,235,937	$11,609,745
Total Return Active
Ordinary income	$21,124,114	$7,879,618
Long-term capital gains	—	193,784
	$21,124,114	$8,073,402

(a)	The Funds designate these amounts paid during the fiscal year ended July 31, 2026, as exempt-interest dividends.
Notes to Financial Statements

Notes to Financial Statements  (continued)
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Capital Losses(c)	Total
AAA CLO Active	$8,715,899	$—	$(957,115)	$(529,713)	$—	$7,229,071
BBB-B CLO Active	481,197	—	(300,474)	(1,045,331)	—	(864,608)
Flexible Income Active	97,111,088	—	—	(300,515,528)	(59,940,595)	(263,345,035)
Floating Rate Loan Active	270,141	—	(601,055)	(919,119)	—	(1,250,033)
Intermediate Muni Income Active	—	1,620,841	(1,557,775)	(5,343,054)	—	(5,279,988)
Short-Term California Muni Active	—	941,766	(1,055)	(1,476,083)	—	(535,372)
Short Duration High Yield Muni Active	—	3,062,629	(7,473,670)	(9,794,181)	—	(14,205,222)
Total Return Active	3,219,944	—	—	(13,981,194)	(5,581,061)	(16,342,311)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the accounting for swap agreements, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the classification of investments, the accrual of income on securities in default, TBA transactions, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains(losses) on certain options contracts and amortization methods for premiums and discounts on fixed income securities.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Flexible Income Active	$23,385,634
Intermediate Muni Income Active	163,207
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AAA CLO Active	$2,236,370,980	$6,569,208	$(7,098,921)	$(529,713)
BBB-B CLO Active	85,493,283	14,454	(1,059,785)	(1,045,331)
Flexible Income Active	20,346,549,675	258,076,750	(449,434,341)	(191,357,591)
Floating Rate Loan Active	58,060,802	287,063	(1,206,082)	(919,019)
Intermediate Muni Income Active	542,812,559	1,966,154	(7,309,208)	(5,343,054)
Short-Term California Muni Active	449,252,183	549,964	(2,026,047)	(1,476,083)
Short Duration High Yield Muni Active	806,858,965	4,643,047	(14,437,228)	(9,794,181)
Total Return Active	1,086,499,284	4,593,581	(18,199,657)	(13,606,076)
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. With respect to Floating Rate Loan Active, of the aggregate $2.40 billion commitment amount, $650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but Floating Rate Loan Active can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed.  Floating Rate Loan paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2026, the Funds did not borrow under the credit agreement.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which certain Funds  invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. While certain Funds invest principally in CLO tranches that are rated BBB-B, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent certain Funds invest in CLO tranches rated below BBB-B, the risks of investing in CLOs will be greater.
CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. As a result, proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet certain Funds’ redemption obligations. During periods of limited liquidity and higher price volatility, certain Funds’ ability to acquire or dispose of CLO securities at a price and time such Funds deem advantageous may be impaired.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
AAA CLO Active
Shares sold	32,400,000	$1,680,193,204	13,000,000	$673,475,754
Shares redeemed	(9,500,000)	(492,464,553)	(1,000,000)	(51,790,103)
	22,900,000	$1,187,728,651	12,000,000	$621,685,651

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 07/31/26		Period Ended 07/31/25(a)
Fund Name	Shares	Amount	Shares	Amount
BBB-B CLO Active
Shares sold	400,000	$19,864,224	1,300,000	$65,188,130

(a)	The Fund commenced operations on January 29, 2025.

	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
Flexible Income Active
Shares sold	142,250,000	$7,535,420,010	137,600,000	$7,241,758,979
Shares redeemed	(35,300,000)	(1,839,073,009)	(2,600,000)	(133,452,199)
	106,950,000	$5,696,347,001	135,000,000	$7,108,306,780
Floating Rate Loan Active
Shares sold	—	$31,945	350,000	$18,379,762
Shares redeemed	(100,000)	(5,113,094)	(150,000)	(7,576,161)
	(100,000)	$(5,081,149)	200,000	$10,803,601
Intermediate Muni Income Active
Shares sold	18,300,000	$440,492,374	4,200,000	$98,367,257
Shares redeemed	(600,000)	(14,365,920)	(100,000)	(2,371,656)
	17,700,000	$426,126,454	4,100,000	$95,995,601
Short-Term California Muni Active
Shares sold	6,600,000	$333,020,012	2,050,000	$102,951,802
Shares redeemed	(300,000)	(15,120,086)	(100,000)	(5,012,513)
	6,300,000	$317,899,926	1,950,000	$97,939,289
Short Duration High Yield Muni Active
Shares sold	20,000,000	$444,887,090	10,600,000	$240,437,321
Shares redeemed	(300,000)	(6,664,027)	(400,000)	(8,864,214)
	19,700,000	$438,223,063	10,200,000	$231,573,107
Total Return Active
Shares sold	10,350,000	$523,758,861	3,350,000	$167,418,285
Shares redeemed	(500,000)	(25,170,036)	—	—
	9,850,000	$498,588,825	3,350,000	$167,418,285
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements  (continued)
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the  financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock ETF Trust II and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting BlackRock ETF Trust II, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares AAA CLO Active ETF(1)
iShares BBB-B CLO Active ETF(2)
iShares Flexible Income Active ETF(1)*
iShares Floating Rate Loan Active ETF(1)
iShares Intermediate Muni Income Active ETF(1)
iShares Short-Term California Muni Active ETF(1)
iShares Short Duration High Yield Muni Active ETF(1)
iShares Total Return Active ETF(1)*
* The financial statements for iShares Flexible Income Active ETF and its subsidiary and iShares Total Return Active ETF and its subsidiary are presented on a consolidated basis as of and for the year ended July 31, 2026 and for iShares Flexible Income Active ETF and iShares Total Return Active ETF on a stand-alone basis for prior periods.
(1) Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for each of the two years in the period ended July 31, 2026
(2) Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for the year ended July 31, 2026 and the period January 29, 2025 (commencement of operations) to July 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended July 31, 2026:
Fund Name	Exempt-Interest Dividends
Intermediate Muni Income Active	$11,550,331
Short-Term California Muni Active	6,715,838
Short Duration High Yield Muni Active	21,848,642
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
Fund Name	Qualified Dividend Income
Flexible Income Active	$27,675
Total Return Active	4,766
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Flexible Income Active	$430,680
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
Fund Name	Foreign Source Income Earned
AAA CLO Active	$83,807,847
BBB-B CLO Active	4,937,316
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2026:
Fund Name	Federal Obligation Interest
AAA CLO Active	$367,148
BBB-B CLO Active	29,956
Flexible Income Active	2,894,215
Floating Rate Loan Active	109,169
Total Return Active	2,840,057
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Total Return Active	0.02%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
Fund Name	Interest Dividends
AAA CLO Active	$81,344,780
BBB-B CLO Active	4,776,056
Flexible Income Active	686,757,594
Floating Rate Loan Active	3,439,214
Intermediate Muni Income Active	33,650
Short-Term California Muni Active	4,565
Short Duration High Yield Muni Active	1,204,822
Total Return Active	18,722,413

2026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited) (continued)
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
AAA CLO Active	$887,880	$ —
BBB-B CLO Active	205,913	—
Flexible Income Active	356,962,432	36,992,816
Floating Rate Loan Active	3,045,634	—
Intermediate Muni Income Active	33,650	—
Short-Term California Muni Active	4,565	—
Short Duration High Yield Muni Active	1,204,822	—
Total Return Active	14,964,877	409,528
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	BlackRock Investments, LLC(a) New York, NY 10001
BlackRock Investments, LLC(b) Princeton, NJ 08540
Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited Edinburgh, EH3 5PP United Kingdom	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Legal Counsel
BlackRock (Singapore) Limited 079912 Singapore	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA 02114	100 Bellevue Parkway Wilmington, DE 19809
(a) For BCLO, BINC, CALI and BRTR. (b) For CLOA, BRLN, SHYM and INMU.

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of iShares AAA CLO Active ETF (“CLOA”), iShares BBB-B CLO Active ETF (“BCLO”), iShares Flexible Income Active ETF (“BINC”), iShares Floating Rate Loan Active ETF (“BRLN”), iShares Intermediate Muni Income Active ETF (“INMU”), iShares Short Duration High Yield Muni Active ETF (“SHYM”), iShares Short-Term California Muni Active ETF (“CALI”) and iShares Total Return Active ETF (“BRTR” and collectively with CLOA, BCLO, BINC, BRLN, INMU, SHYM and CALI, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to BINC and BRTR, and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to BINC and BRTR. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to BINC and BRTR facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each of BINC and BRTR and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year and since-inception periods reported, CLOA ranked in the third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed CLOA’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the since-inception period reported, BCLO ranked in the second quartile against its Performance Peers.

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
The Board noted that for the one-year and since-inception periods reported, BINC ranked in the third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed BINC’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-year, three-year and since-inception periods reported, BRLN ranked in the second, second and first quartiles, respectively, against its Performance Peers.
The Board noted that for each of the one-year, three-year and since-inception periods reported, INMU ranked in the first quartile against its Performance Peers.
The Board noted that for the one-year, three-year and since-inception periods reported, SHYM ranked in the third, first and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed SHYM’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-year and since-inception periods reported, CALI ranked in the fourth and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed CALI’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-year and since-inception periods reported, BRTR ranked in the first and second quartiles, respectively, against its Performance Peers.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that CLOA’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to CLOA’s Expense Peers.
The Board noted that BCLO’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to BCLO’s Expense Peers.
The Board noted that BINC’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to BINC’s Expense Peers. The Board also noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by BINC.
The Board noted that BRLN’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to BRLN’s Expense Peers. The Board also noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by BRLN.
The Board noted that INMU’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to INMU’s Expense Peers. The Board also noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by INMU.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
The Board noted that SHYM’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to SHYM’s Expense Peers.
The Board noted that CALI’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to CALI’s Expense Peers. The Board also noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by CALI.
The Board noted that BRTR’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to BRTR’s Expense Peers. The Board also noted that BRTR has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of BRTR increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of BRTR decreases below certain contractually specified levels. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by BRTR.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, participation in the ETF Servicing Platform and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to BINC and BRTR, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BBSY	Bank Bill Swap Bid Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
COP	Certificates of Participation
CPI	Consumer Price Index
CR	Custodian Receipt
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
KLIBOR	Kuala Lumpur Interbank Offered Rate
MF	Multi-Family
MIBOR	Mumbai Interbank Offered Rate
MT	Mandatory Tender
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
PRIBOR	Prague Interbank Offer Rate
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SAW	State Aid Withholding
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ST	Special Tax
STRIPS	Separate Trading of Registered Interest & Principal of Securities

TA	Tax Allocation
TBA	To-Be-Announced
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate
ZARONIA	South African Rand Overnight Index Average
Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements (continued)

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

2026 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10	– Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11	– Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: September 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: September 23, 2026